UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and General Counsel of Pacific Select Fund
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010–June 30, 2010

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2010

Semi-Annual
Report

PACIFIC SELECT FUND

TABLE OF CONTENTS

Schedules of Investments, Financial Statements and Financial Highlights:

Pacific Select Fund (Excluding Pacific Dynamix Portfolios):
Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-7
Statements of Changes in Net Assets	B-13
Statements of Cash Flows	B-19
Financial Highlights	B-20

Pacific Select Fund (Pacific Dynamix Portfolios Only):
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-3
Statements of Changes in Net Assets	D-5
Financial Highlights	D-7

Notes to Financial Statements	E-1

Disclosure of Fund Expenses	F-1

Approval of Investment Advisory Agreement and Portfolio Management Agreements	G-1

Where to Go for More Information	G-10

  The 2010 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

PACIFIC SELECT FUND
CASH MANAGEMENT PORTFOLIO (Formerly Money Market Portfolio)
Schedule of Investments
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.0%

Certificates of Deposit - 13.8%

Bank of Nova Scotia Houston 0.470% due 08/25/10	$29,250,000	$29,250,000
Bank of Tokyo-Mitsubishi UFJ Ltd NY 0.330% due 07/27/10	25,000,000	25,000,000
0.400% due 08/09/10	20,000,000	20,000,000
BNP Paribas NY 0.330% due 07/07/10	19,900,000	19,900,000
Toronto Dominion Bank NY 0.400% due 10/25/10	45,000,000	45,000,000

		139,150,000

Commercial Paper - 58.6%

ANZ National International Ltd (United Kingdom) 0.447% due 08/13/10	30,000,000	29,984,233
0.447% due 09/24/10	15,000,000	14,984,417
Bank of Montreal (Canada) 0.274% due 07/22/10	20,700,000	20,696,740
0.280% due 07/16/10	23,200,000	23,197,293
BNP Paribas Finance Inc 0.406% due 08/10/10	25,000,000	24,988,889
Commonwealth Bank of Australia (Australia) 0.406% due 09/29/10	45,000,000	44,955,000
Danaher Corp 0.243% due 07/09/10	14,500,000	14,499,227
Dell Inc 0.142% due 07/19/10	24,000,000	23,998,320
E. ON AG (Germany) 0.304% due 07/06/10	22,500,000	22,499,062
Emerson Electric Co 0.203% due 07/28/10	19,500,000	19,497,075
ENI Finance USA Inc 0.406% due 08/06/10	21,000,000	20,991,600
0.426% due 08/06/10	24,000,000	23,989,920
GDF Suez (France) 0.325% due 07/29/10	18,500,000	18,495,395
Johnson & Johnson 0.274% due 08/06/10	15,500,000	15,495,815
0.274% due 08/09/10	24,250,000	24,242,907
National Australia Funding DE Inc 0.370% due 08/02/10	25,250,000	25,241,808
0.431% due 09/07/10	21,000,000	20,983,142
Nestle Capital Corp 0.315% due 08/11/10	45,000,000	44,984,112
NSTAR Electric Co 0.223% due 07/02/10	15,000,000	14,999,908
Praxair Inc 0.071% due 07/06/10	23,700,000	23,699,770
Royal Bank of Canada (Canada) 0.375% due 08/18/10	27,100,000	27,086,631
Societe Generale North America Inc 0.323% due 07/09/10	28,900,000	28,897,752
Total Capital Canada Ltd (Canada) 0.370% due 08/20/10	19,500,000	19,490,115
Toyota Motor Credit Corp 0.538% due 08/18/10	20,750,000	20,735,337
Westpac Banking Corp (Australia) 0.365% due 08/09/10	24,600,000	24,590,139

		593,224,607

Corporate Notes - 4.1%

Toyota Motor Credit Corp 0.404% due 07/19/10 §	24,250,000	24,250,000
Wal-Mart Stores Inc 4.125% due 07/01/10	15,317,000	15,317,000
4.750% due 08/15/10	1,510,000	1,517,682

		41,084,682

U.S. Treasury Bills - 23.5%

0.127% due 07/29/10	73,000,000	72,992,649
0.226% due 10/14/10	40,000,000	39,956,291
0.226% due 10/28/10	23,500,000	23,472,559
0.243% due 09/16/10	28,000,000	27,985,657
0.257% due 09/30/10	30,000,000	29,962,472
0.490% due 07/29/10	19,500,000	19,492,568
0.518% due 07/01/10	24,250,000	24,250,000

		238,112,196

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $26,684; collateralized by U.S. Treasury Notes: 3.125% due 04/30/17 and value $31,533)	26,684	26,684

Total Short-Term Investments
(Amortized Cost $1,011,598,169)		1,011,598,169

TOTAL INVESTMENTS - 100.0%
(Amortized Cost $1,011,598,169)		1,011,598,169

OTHER ASSETS & LIABILITIES, NET - 0.0%		166,497

NET ASSETS - 100.0%		$1,011,764,666

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Commercial Paper	58.6%
U.S. Treasury Bills	23.5%
Certificates of Deposit	13.8%
Corporate Notes	4.1%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	As of June 30, 2010, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	23.5%
A-1 (Short-Term Debt Only)	72.4%
AA	4.1%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
CASH MANAGEMENT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Short-Term Investments	$1,011,598,169	$-	$1,011,598,169	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 33.8%

Consumer Discretionary - 2.1%

Cablevision Systems Corp
7.750% due 04/15/18	$2,500,000	$2,512,500
CCO Holdings LLC
8.125% due 04/30/20 ~	2,250,000	2,311,875
Charter Communications Operating LLC
8.000% due 04/30/12 ~	264,000	275,880
Comcast Corp
5.150% due 03/01/20	6,500,000	6,824,870
5.700% due 05/15/18	5,000,000	5,509,595
6.950% due 08/15/37	1,745,000	1,995,613
DIRECTV Holdings LLC
6.375% due 06/15/15	3,169,000	3,295,760
DISH DBS Corp
7.125% due 02/01/16	2,394,000	2,411,955
7.750% due 05/31/15	1,726,000	1,786,410
Jarden Corp
7.500% due 05/01/17	2,410,000	2,373,850
McDonald’s Corp
6.300% due 10/15/37	1,495,000	1,822,164
MGM MIRAGE
6.750% due 04/01/13	665,000	596,838
7.500% due 06/01/16	3,000,000	2,377,500
10.375% due 05/15/14	85,000	92,863
11.125% due 11/15/17	200,000	221,500
News America Inc
6.200% due 12/15/34	1,000,000	1,057,957
Reed Elsevier Capital Inc
8.625% due 01/15/19	2,812,000	3,587,850
Stewart Enterprises Inc
6.250% due 02/15/13	1,445,000	1,426,938
The Neiman Marcus Group Inc
9.000% due 10/15/15	2,010,100	2,025,176
Time Warner Cable Inc
6.550% due 05/01/37	1,565,000	1,695,873
6.750% due 06/15/39	1,630,000	1,810,615
7.300% due 07/01/38	4,305,000	5,024,684
8.250% due 04/01/19	4,665,000	5,751,203
Time Warner Entertainment Co LP
8.375% due 07/15/33	890,000	1,109,914
Time Warner Inc
4.875% due 03/15/20	3,600,000	3,723,462
Videotron Ltee (Canada)
6.875% due 01/15/14	1,075,000	1,085,750
Visant Holding Corp
10.250% due 12/01/13	1,270,000	1,303,338

		64,011,933

Consumer Staples - 2.1%

Altria Group Inc
8.500% due 11/10/13	1,490,000	1,740,777
9.250% due 08/06/19	3,330,000	4,165,620
Anheuser-Busch InBev Worldwide Inc
5.000% due 04/15/20 ~	1,070,000	1,121,755
7.200% due 01/15/14 ~	3,655,000	4,206,090
CVS Caremark Corp
6.600% due 03/15/19	460,000	536,563
CVS Pass-Through Trust
6.036% due 12/10/28	3,210,465	3,292,807
Diageo Capital PLC (United Kingdom)
5.750% due 10/23/17	4,630,000	5,247,313
Dr Pepper Snapple Group Inc
6.820% due 05/01/18	6,925,000	8,277,203
Kraft Foods Inc
5.375% due 02/10/20	3,080,000	3,309,094
6.000% due 02/11/13	5,360,000	5,914,192
PepsiCo Inc
7.900% due 11/01/18	7,000,000	9,071,062
Philip Morris International Inc
6.375% due 05/16/38	1,970,000	2,323,152
Reynolds American Inc
6.750% due 06/15/17	1,207,000	1,310,200
7.250% due 06/01/12	1,410,000	1,516,898
Safeway Inc
6.350% due 08/15/17	575,000	665,005
The Kroger Co
6.400% due 08/15/17	2,610,000	3,044,236
Wal-Mart Stores Inc
5.250% due 09/01/35	1,730,000	1,831,120
5.375% due 04/05/17	4,815,000	5,532,498
6.500% due 08/15/37	830,000	1,010,123

		64,115,708

Energy - 4.7%

Anadarko Petroleum Corp
6.450% due 09/15/36	4,105,000	3,278,089
8.700% due 03/15/19	7,740,000	7,322,860
Apache Corp
6.900% due 09/15/18	5,000,000	6,091,810
Baker Hughes Inc
7.500% due 11/15/18	4,060,000	4,975,018
Canadian Natural Resources Ltd (Canada)
6.250% due 03/15/38	2,770,000	3,045,296
Chesapeake Energy Corp
6.500% due 08/15/17	650,000	644,313
7.250% due 12/15/18	6,205,000	6,437,687
Cie Generale de Geophysique-Veritas (France)
9.500% due 05/15/16	4,450,000	4,539,000
Complete Production Services Inc
8.000% due 12/15/16	500,000	491,250
ConocoPhillips
6.500% due 02/01/39	8,500,000	10,316,161
Devon Energy Corp
7.950% due 04/15/32	4,600,000	5,918,783
El Paso Corp
8.250% due 02/15/16	2,480,000	2,610,200
EnCana Corp (Canada)
6.625% due 08/15/37	1,375,000	1,544,660
Energy Transfer Partners LP
6.700% due 07/01/18	5,450,000	5,873,536
Enterprise Products Operating LLC
6.300% due 09/15/17	5,000,000	5,604,585
6.500% due 01/31/19	2,100,000	2,360,024
8.375% due 08/01/66 §	3,000,000	2,999,760
Hess Corp
8.125% due 02/15/19	9,080,000	11,344,407
Kinder Morgan Energy Partners LP
5.950% due 02/15/18	2,880,000	3,117,211
6.850% due 02/15/20	1,800,000	2,053,706
6.950% due 01/15/38	1,550,000	1,654,397
Noble Energy Inc
8.250% due 03/01/19	3,290,000	3,990,701
Petrobras International Finance Co (Cayman)
7.875% due 03/15/19	3,600,000	4,140,418
Petroleos Mexicanos (Mexico)
6.000% due 03/05/20 ~	2,000,000	2,110,000
8.000% due 05/03/19	5,700,000	6,811,500
SandRidge Energy Inc
8.000% due 06/01/18 ~	795,000	757,238
9.875% due 05/15/16 ~	2,040,000	2,080,800
Shell International Finance BV (Netherlands)
4.375% due 03/25/20	4,670,000	4,842,038
Sonat Inc
7.625% due 07/15/11	2,325,000	2,410,223

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
The Williams Cos Inc
7.500% due 01/15/31	$7,494,000	$8,006,627
TNK-BP Finance SA (Luxembourg)
7.500% due 03/13/13 ~	3,580,000	3,803,750
Transocean Inc (Cayman)
6.800% due 03/15/38	3,710,000	3,359,357
XTO Energy Inc
5.750% due 12/15/13	2,435,000	2,768,210
6.375% due 06/15/38	840,000	1,044,621
6.500% due 12/15/18	3,650,000	4,439,787

		142,788,023

Financials - 13.5%

Allstate Life Global Funding Trusts
5.375% due 04/30/13	2,215,000	2,430,925
American Express Co
8.125% due 05/20/19	1,400,000	1,742,259
American Express Credit Corp
5.125% due 08/25/14	9,730,000	10,481,925
American International Group Inc
5.850% due 01/16/18	2,000,000	1,797,500
8.250% due 08/15/18	4,585,000	4,665,238
Bank of America Corp
4.500% due 04/01/15	6,700,000	6,781,874
5.625% due 07/01/20	1,380,000	1,394,656
5.650% due 05/01/18	6,720,000	6,901,904
7.625% due 06/01/19	13,420,000	15,408,334
Bank of America Institutional Capital A
8.070% due 12/31/26 ~	100,000	97,750
Bank of Scotland PLC (United Kingdom)
5.250% due 02/21/17 ~	3,085,000	3,243,498
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan)
3.850% due 01/22/15 ~	4,980,000	5,188,652
Barclays Bank PLC (United Kingdom)
5.200% due 07/10/14	350,000	369,841
5.926% § ± ~	3,060,000	2,524,500
6.050% due 12/04/17 ~	170,000	171,927
7.434% § ± ~	2,400,000	2,160,000
Berkshire Hathaway Inc
3.200% due 02/11/15	3,490,000	3,599,412
Caterpillar Financial Services Corp
5.450% due 04/15/18	4,315,000	4,826,176
Citigroup Inc
5.500% due 04/11/13	8,420,000	8,760,454
5.500% due 10/15/14	710,000	730,930
6.000% due 12/13/13	8,090,000	8,494,136
6.000% due 08/15/17	3,515,000	3,658,510
6.010% due 01/15/15	9,300,000	9,768,106
6.125% due 11/21/17	100,000	104,648
6.375% due 08/12/14	1,100,000	1,169,842
8.500% due 05/22/19	10,000,000	11,948,220
Commonwealth Bank of Australia (Australia)
3.750% due 10/15/14 ~	2,490,000	2,563,311
5.000% due 10/15/19 ~	1,060,000	1,103,429
Credit Suisse NY (Switzerland)
5.400% due 01/14/20	7,000,000	6,977,803
Depfa ACS Bank (Ireland)
5.125% due 03/16/37 ~ Δ	3,285,000	2,438,373
Ford Motor Credit Co LLC
7.500% due 08/01/12	3,760,000	3,847,431
7.800% due 06/01/12	2,465,000	2,539,914
General Electric Capital Corp
2.125% due 12/21/12	9,150,000	9,414,902
3.750% due 11/14/14	9,000,000	9,219,744
5.875% due 01/14/38	1,570,000	1,546,808
6.000% due 08/07/19	8,010,000	8,692,836
6.150% due 08/07/37	1,105,000	1,126,237
6.875% due 01/10/39	3,000,000	3,327,687
General Motors Acceptance Corp
6.750% due 12/01/14	8,000	7,820
6.875% due 08/28/12	658,000	662,935
8.000% due 12/31/18	3,110,000	2,892,300
8.000% due 03/15/20 ~	4,000,000	3,920,000
Goldman Sachs Capital II
5.793% ± §	3,875,000	2,945,000
Host Hotels & Resorts LP
6.375% due 03/15/15	2,095,000	2,063,575
7.125% due 11/01/13	1,400,000	1,417,500
HSBC Bank USA NA
7.000% due 01/15/39	5,040,000	5,690,467
ICICI Bank Ltd (India)
6.375% due 04/30/22 § ~	3,086,000	2,848,767
JPMorgan Chase Bank NA
6.000% due 10/01/17	8,000,000	8,729,720
Lehman Brothers Holdings Capital Trust VII
5.857% § Ψ ±	9,450,000	24,570
Lehman Brothers Holdings Inc
2.951% due 05/25/10 § Ψ	3,085,000	617,000
Liberty Mutual Group Inc
7.500% due 08/15/36 ~	2,700,000	2,676,783
Links Finance Corp (Cayman)
3.069% due 06/15/10 § Ψ ~ + Δ	5,000,000	-
Lloyds Banking Group PLC (United Kingdom)
5.920% § ± ~	5,900,000	3,068,000
6.657% § ± ~	1,650,000	841,500
Lloyds TSB Bank PLC (United Kingdom)
4.375% due 01/12/15 ~	3,490,000	3,367,222
5.800% due 01/13/20 ~ Δ	3,390,000	3,208,499
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~	3,750,000	4,059,570
Morgan Stanley
5.450% due 01/09/17	5,155,000	5,119,817
6.625% due 04/01/18	3,470,000	3,644,728
6.750% due 04/15/11	15,000,000	15,522,150
NB Capital Trust IV
8.250% due 04/15/27	800,000	786,000
Nordea Bank AB (Sweden)
3.700% due 11/13/14 ~	3,610,000	3,682,691
4.875% due 01/27/20 ~	2,270,000	2,338,145
Principal Life Income Funding Trusts
5.300% due 04/24/13	4,805,000	5,200,576
QBE Insurance Group Ltd (Australia)
9.750% due 03/14/14 ~ Δ	2,026,000	2,451,851
Rabobank Nederland NV (Netherlands)
11.000% § ± ~	2,400,000	2,975,974
RBCF LP
0.659% due 04/06/11 § ~	15,000,000	15,011,160
RSHB Capital SA (Luxembourg)
7.125% due 01/14/14 ~	2,030,000	2,154,338
Santander US Debt SA Unipersonal (Spain)
3.724% due 01/20/15 ~	3,800,000	3,655,934
Shinsei Finance II Ltd (Cayman)
7.160% § ± ~	8,290,000	5,530,989
SLM Corp
5.125% due 08/27/12	1,940,000	1,912,382
8.000% due 03/25/20	15,950,000	14,041,232
Standard Chartered PLC (United Kingdom)
6.409% § ± ~	3,900,000	3,412,972
Teachers Insurance & Annuity Association of America
6.850% due 12/16/39 ~	3,090,000	3,616,412
The Bear Stearns Cos Inc
7.250% due 02/01/18	3,000,000	3,510,417
The Goldman Sachs Group Inc
3.625% due 08/01/12	640,000	652,426
4.750% due 07/15/13	310,000	323,974
5.250% due 10/15/13	930,000	981,181
5.300% due 02/14/12	180,000	187,450

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
5.375% due 03/15/20	$1,490,000	$1,476,144
5.450% due 11/01/12	1,020,000	1,075,330
5.950% due 01/15/27	3,270,000	3,097,292
6.600% due 01/15/12	410,000	433,855
6.750% due 10/01/37	2,645,000	2,604,164
The Royal Bank of Scotland Group PLC (United Kingdom)
4.875% due 03/16/15	6,000,000	5,978,448
5.000% due 11/12/13	1,150,000	1,117,100
5.000% due 10/01/14	3,360,000	3,156,696
6.400% due 10/21/19	5,160,000	5,244,201
7.640% § ±	3,600,000	2,079,000
UBS AG (Switzerland)
3.875% due 01/15/15	6,850,000	6,825,909
Wachovia Bank NA
6.600% due 01/15/38	2,080,000	2,272,144
Wachovia Corp
0.657% due 03/15/11 §	16,500,000	16,508,943
Wells Fargo & Co
3.625% due 04/15/15	13,000,000	13,303,368
Westpac Banking Corp (Australia)
0.444% due 04/19/11 § ~	20,000,000	19,985,460
ZFS Finance USA Trust II
6.450% due 12/15/65 § ~	7,445,000	6,737,725

		408,869,498

Health Care - 1.9%

Abbott Laboratories
5.125% due 04/01/19	9,330,000	10,436,118
Biomet Inc
10.375% due 10/15/17	3,985,000	4,303,800
CHS/Community Health Systems Inc
8.875% due 07/15/15	2,425,000	2,506,844
DaVita Inc
6.625% due 03/15/13	2,131,000	2,144,319
7.250% due 03/15/15	2,000,000	2,010,000
GlaxoSmithKline Capital Inc
6.375% due 05/15/38	3,455,000	4,132,367
HCA Inc
9.250% due 11/15/16	1,330,000	1,413,125
9.625% due 11/15/16	4,218,000	4,523,805
Medtronic Inc
4.450% due 03/15/20	4,710,000	5,032,903
Pfizer Inc
6.200% due 03/15/19	1,300,000	1,548,655
7.200% due 03/15/39	4,000,000	5,284,228
Roche Holdings Inc
6.000% due 03/01/19 ~	2,400,000	2,802,504
Tenet Healthcare Corp
7.375% due 02/01/13	3,070,000	3,085,350
9.000% due 05/01/15 ~	1,280,000	1,360,000
10.000% due 05/01/18 ~	1,090,000	1,209,900
The Cooper Cos Inc
7.125% due 02/15/15	2,405,000	2,423,037
WellPoint Inc
7.000% due 02/15/19	3,870,000	4,601,132

		58,818,087

Industrials - 1.8%

Ashtead Capital Inc
9.000% due 08/15/16 ~	650,000	640,250
Boeing Capital Corp
4.700% due 10/27/19	1,360,000	1,466,065
CSC Holdings LLC
8.625% due 02/15/19	3,035,000	3,205,719
CSX Corp
6.220% due 04/30/40 ~	3,010,000	3,337,142
DynCorp International Inc
9.500% due 02/15/13	440,000	453,750
General Electric Co
5.250% due 12/06/17	5,535,000	6,031,822
Iron Mountain Inc
6.625% due 01/01/16	1,805,000	1,782,438
John Deere Capital Corp
0.384% due 07/16/10 §	10,000,000	10,001,190
5.350% due 04/03/18	3,480,000	3,893,504
Kansas City Southern de Mexico SA de CV (Mexico)
12.500% due 04/01/16	2,389,000	2,866,800
L-3 Communications Corp
5.875% due 01/15/15	2,655,000	2,635,087
RailAmerica Inc
9.250% due 07/01/17	4,507,000	4,743,617
The Boeing Co
4.875% due 02/15/20	5,300,000	5,851,401
United Air Lines Inc
9.750% due 01/15/17	1,540,000	1,643,950
United Technologies Corp
4.500% due 04/15/20	5,300,000	5,750,055

		54,302,790

Information Technology - 0.7%

Freescale Semiconductor Inc
9.125% due 12/15/14	1,317,342	1,185,608
10.125% due 12/15/16	410,000	330,050
Hewlett-Packard Co
4.500% due 03/01/13	7,225,000	7,805,565
IBM International Group Capital LLC
5.050% due 10/22/12	3,030,000	3,294,513
International Business Machines Corp
7.625% due 10/15/18	4,405,000	5,676,521
National Semiconductor Corp
6.600% due 06/15/17	380,000	426,562
Oracle Corp
6.500% due 04/15/38	1,860,000	2,268,216

		20,987,035

Materials - 2.0%

Ashland Inc
9.125% due 06/01/17	3,225,000	3,547,500
Ball Corp
6.750% due 09/15/20	3,000,000	3,045,000
Barrick Gold Corp (Canada)
6.950% due 04/01/19	4,670,000	5,613,910
BHP Billiton Finance USA Ltd (Australia)
6.500% due 04/01/19	8,000,000	9,617,056
CF Industries Inc
6.875% due 05/01/18	1,910,000	1,948,200
7.125% due 05/01/20	1,280,000	1,315,200
Crown Americas LLC
7.750% due 11/15/15	14,000	14,595
Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15	2,390,000	2,595,700
8.375% due 04/01/17	2,500,000	2,753,572
Georgia-Pacific LLC
7.000% due 01/15/15 ~	1,660,000	1,684,900
7.700% due 06/15/15	780,000	817,050
Rio Tinto Finance USA Ltd (Australia)
5.875% due 07/15/13	9,425,000	10,336,897
9.000% due 05/01/19	3,500,000	4,604,271
Steel Dynamics Inc
7.625% due 03/15/20 ~	3,700,000	3,700,000
Teck Resources Ltd (Canada)
9.750% due 05/15/14	360,000	425,943
10.250% due 05/15/16	310,000	366,214
10.750% due 05/15/19	600,000	736,287
Vale Overseas Ltd (Cayman)
6.875% due 11/21/36	2,860,000	2,994,646
8.250% due 01/17/34	1,205,000	1,422,923

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Vedanta Resources PLC (United Kingdom)
8.750% due 01/15/14	$2,288,000	$2,436,720
9.500% due 07/18/18 ~	1,100,000	1,177,000

		61,153,584

Telecommunication Services - 3.1%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20 ~	2,740,000	2,847,424
5.625% due 11/15/17	1,500,000	1,648,466
Angel Lux Common SA (Luxembourg)
8.875% due 05/01/16 ~	2,475,000	2,555,437
AT&T Inc
6.300% due 01/15/38	3,075,000	3,355,560
6.400% due 05/15/38	50,000	55,280
Cricket Communications Inc
7.750% due 05/15/16	2,715,000	2,782,875
Deutsche Telekom International Finance BV (Netherlands)
5.750% due 03/23/16	3,300,000	3,616,863
6.750% due 08/20/18	1,545,000	1,794,619
Intelsat Intermediate Holding Co SA (Luxembourg)
9.500% due 02/01/15	3,620,000	3,701,450
Qwest Corp
8.875% due 03/15/12	1,555,000	1,675,512
Rogers Communications Inc (Canada)
6.800% due 08/15/18	8,260,000	9,787,968
9.625% due 05/01/11	8,000,000	8,540,272
Sprint Capital Corp
8.375% due 03/15/12	2,020,000	2,128,575
8.750% due 03/15/32	3,949,000	3,791,040
Telecom Italia Capital SA (Luxembourg)
5.250% due 10/01/15	2,335,000	2,360,342
7.721% due 06/04/38	4,695,000	4,830,221
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	7,660,000	7,699,878
Verizon Communications Inc
5.350% due 02/15/11	2,700,000	2,773,337
Verizon Wireless Capital LLC
3.065% due 05/20/11 §	15,000,000	15,338,190
8.500% due 11/15/18	9,120,000	11,885,804
VIP Finance Ireland Ltd (Ireland)
8.375% due 04/30/13 ~	515,000	548,683

		93,717,796

Utilities - 1.9%

AEP Texas Central Transition Funding LLC
5.306% due 07/01/20	2,500,000	2,874,412
Calpine Construction Finance Co LP
8.000% due 06/01/16 ~	1,285,000	1,320,338
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,990,235
5.200% due 08/15/19	2,300,000	2,500,620
Dynegy Holdings Inc
7.750% due 06/01/19	205,000	142,731
Edison Mission Energy
7.625% due 05/15/27	5,000	2,863
7.750% due 06/15/16	3,170,000	2,219,000
FirstEnergy Corp
7.375% due 11/15/31	10,160,000	10,760,913
MidAmerican Energy Holdings Co
6.125% due 04/01/36	601,000	665,358
6.500% due 09/15/37	2,400,000	2,772,698
Mirant Americas Generation LLC
8.300% due 05/01/11	775,000	794,375
NRG Energy Inc
7.375% due 02/01/16	5,425,000	5,411,437
Pacific Gas & Electric Co
6.050% due 03/01/34	6,500,000	7,291,303
PacifiCorp
5.650% due 07/15/18	4,360,000	4,996,111
The AES Corp
8.000% due 10/15/17	550,000	558,250
8.000% due 06/01/20	5,030,000	5,080,300
9.750% due 04/15/16	990,000	1,069,200
Virginia Electric & Power Co
6.350% due 11/30/37	1,680,000	1,967,819
Wind Acquisition Finance SA (Luxembourg)
12.000% due 12/01/15 ~	1,555,000	1,617,200

		57,035,163

Total Corporate Bonds & Notes
(Cost $996,289,728)		1,025,799,617

SENIOR LOAN NOTES - 0.9%

Consumer Discretionary - 0.5%

Allison Transmission Inc Term B
3.099% due 08/07/14 §	1,958,507	1,788,975
Asurion Corp (1st Lien)
3.361% due 07/03/14 §	4,492,500	4,264,667
Charter Communications Operating LLC (Extended Term Loan)
3.790% due 09/06/16 §	2,000,000	1,867,142
Ford Motor Co
3.331% due 12/16/13 §	1,467,714	1,389,894
Las Vegas Sands LLC (Delayed Draw Term Loan)
due 05/23/14 § ¥	1,098,394	1,070,737
Term B
due 05/23/14 § ¥	1,901,606	1,855,493
Michaels Stores Inc Term B1
2.761% due 10/31/13 §	3,000,000	2,792,343
Regal Cinemas Corp
4.033% due 10/28/13 §	377,074	369,721

		15,398,972

Financials - 0.0%

First Data Corp Term B2
3.097% due 09/24/14 §	1,234,177	1,042,571

Health Care - 0.1%

Community Health Systems Inc
2.788% due 07/25/14 §	1,861,513	1,736,182
(Delayed Draw Term Loan)
2.788% due 07/25/14 §	95,326	93,707
HCA Inc Term B
2.783% due 11/18/13 §	1,281,282	1,211,176

		3,041,065

Industrials - 0.0%

United Air Lines Inc Term B
2.357% due 02/03/14 §	1,500,000	1,321,632

Materials - 0.1%

Georgia-Pacific Corp
Term B
2.537% due 12/21/12 §	744,166	721,050
Term C
3.785% due 12/23/14 §	477,217	472,221
Graham Packaging Co LP Term C
6.750% due 04/05/14 §	1,162,179	1,168,535

		2,361,806

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Telecommunication Services - 0.1%

Level 3 Financing Inc Tranche A
2.548% due 03/13/14 §	$1,500,000	$1,333,750

Utilities - 0.1%

Calpine Corp (1st Priority)
3.415% due 03/29/14 §	1,804,111	1,655,021
NRG Energy Inc
2.283% due 02/01/13 §	806,577	772,298
Texas Competitive Electric Holdings Co LLC Term B2
3.976% due 10/10/14 §	1,477,215	1,095,909

		3,523,228

Total Senior Loan Notes
(Cost $26,313,350)		28,023,024

MORTGAGE-BACKED SECURITIES - 28.4%

Collateralized Mortgage Obligations - Commercial - 1.7%

Banc of America Commercial Mortgage Inc
5.928% due 05/10/45 " §	10,080,000	10,695,459
Bear Stearns Commercial Mortgage Securities
5.907% due 09/11/38 " §	6,625,000	7,120,908
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/48 "	4,750,000	4,875,380
Commercial Mortgage Pass-Through Certificates
5.961% due 06/10/46 " §	5,000,000	5,325,599
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/39 "	4,300,000	4,455,725
5.866% due 09/15/45 " §	7,000,000	7,068,888
6.080% due 06/15/38 " §	1,575,000	1,694,414
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.470% due 09/15/21 " § ~	1,938,991	1,857,308
Merrill Lynch Mortgage Trust
5.838% due 05/12/39 " §	1,005,000	1,075,628
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/48 "	7,000,000	6,469,655

		50,638,964

Collateralized Mortgage Obligations - Residential - 7.8%

Adjustable Rate Mortgage Trust
2.853% due 07/25/35 " §	1,389,969	1,107,350
American Home Mortgage Assets
0.537% due 09/25/46 " §	6,561,158	3,067,994
Arran Residential Mortgages Funding PLC (United Kingdom)
0.364% due 04/12/56 " § ~ Δ	1,706,814	1,604,009
Banc of America Funding Corp
5.684% due 05/20/36 " §	2,130,737	1,390,041
Bear Stearns Adjustable Rate Mortgage Trust
3.120% due 10/25/36 " §	733,436	473,567
Bear Stearns Alt-A Trust
5.253% due 05/25/35 " §	3,235,798	2,705,446
Chevy Chase Mortgage Funding Corp
0.527% due 08/25/47 " § ~	2,050,472	901,588
0.547% due 01/25/36 " § ~	22,700	12,492
0.577% due 05/25/36 " § ~	67,633	36,236
0.577% due 07/25/36 " § ~	312,792	169,482
0.637% due 10/25/35 " § ~	64,994	38,503
0.647% due 08/25/35 " § ~	29,900	18,944
Citigroup Mortgage Loan Trust Inc
4.625% due 02/25/36 " § ~	5,220,863	5,187,544
5.502% due 04/25/37 " §	4,376,390	3,077,467
6.500% due 10/25/36 " ~	5,922,615	3,978,926
Citimortgage Alternative Loan Trust
6.000% due 01/25/37 "	11,117,735	7,605,892
Countrywide Alternative Loan Trust
0.557% due 04/25/47 " §	10,987,797	5,479,279
6.000% due 03/25/27 "	1,534,957	1,259,904
6.500% due 09/25/34 "	3,111,225	2,981,913
6.500% due 09/25/36 "	5,362,536	3,556,997
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35 "	6,393,350	6,160,526
Fannie Mae
6.500% due 09/25/33 - 01/25/34 "	3,626,841	3,714,952
Freddie Mac
1.350% due 02/15/32 " §	686,652	699,408
5.000% due 10/15/34 "	13,273,897	14,416,531
Freddie Mac (IO)
6.750% due 05/15/36 " § Δ	8,239,816	928,521
6.800% due 05/15/36 " § Δ	44,957,969	6,001,662
6.850% due 09/15/29 - 08/15/35 " § Δ	6,433,701	501,877
Government National Mortgage Association
4.500% due 03/20/38 - 02/20/40 "	21,360,007	22,598,177
5.000% due 07/20/39 "	3,000,000	3,232,428
Greenpoint Mortgage Funding Trust
0.527% due 01/25/37 " §	3,509,381	1,895,348
GSR Mortgage Loan Trust
2.910% due 07/25/35 " §	1,000,000	719,022
2.918% due 05/25/35 " §	1,719,632	1,206,813
Homestar Mortgage Acceptance Corp
0.897% due 01/25/35 " §	3,877,891	3,525,959
IndyMac Index Mortgage Loan Trust
0.587% due 06/25/37 " §	6,535,625	3,719,731
0.607% due 06/25/35 " §	4,700,823	2,976,648
JPMorgan Mortgage Trust
4.931% due 08/25/35 " §	2,400,000	2,013,869
Lehman Mortgage Trust
6.000% due 05/25/37 "	2,258,977	1,838,019
MASTR Adjustable Rate Mortgages Trust
2.975% due 04/21/34 " §	8,885,229	8,803,960
Merrill Lynch Mortgage Investors Inc
2.751% due 06/25/35 " §	4,000,000	3,473,660
Morgan Stanley Mortgage Loan Trust
2.550% due 07/25/35 " §	3,700,826	2,624,513
RAAC Series
6.000% due 09/25/34 "	1,888,679	1,837,483
Residential Asset Securitization Trust
0.847% due 07/25/36 " §	1,536,129	773,076
6.000% due 08/25/36 "	4,042,185	2,670,918
Structured Adjustable Rate Mortgage Loan Trust
0.643% due 08/25/37 " §	2,224,685	1,322,545
2.469% due 05/25/34 " §	2,864,101	2,653,511
5.819% due 05/25/36 " §	12,514,752	9,156,327
5.831% due 05/25/36 " §	8,100,517	6,194,897
Thornburg Mortgage Securities Trust
0.457% due 11/25/46 " §	1,692,723	1,629,863
Wachovia Mortgage Loan Trust LLC
0.527% due 01/25/37 " §	4,200,000	2,150,839
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.577% due 12/25/36 " §	2,890,000	1,536,757
6.000% due 07/25/36 "	2,052,895	1,390,379
Washington Mutual Mortgage Pass-Through Certificates
0.617% due 12/25/45 " §	2,605,155	1,962,992
0.925% due 07/25/44 " §	1,080,490	848,139
5.540% due 06/25/37 " §	9,588,252	7,029,868
5.544% due 11/25/36 " §	5,650,000	4,082,501

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
5.693% due 10/25/36 " §	$3,551,767	$2,762,539
5.787% due 07/25/37 " §	15,243,967	12,406,645
5.788% due 08/25/46 " §	2,800,000	1,719,640
5.795% due 05/25/37 " §	24,111,723	21,307,590
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	9,262,354	7,926,306
6.000% due 08/25/37 "	7,120,912	6,282,164
37.697% due 07/25/37 " §	1,603,716	2,384,969

		235,735,146

Fannie Mae - 7.1%

4.000% due 07/01/25 - 08/01/40 "	29,600,000	30,497,583
4.500% due 04/01/23 - 08/01/40 "	150,474,762	156,712,316
5.000% due 07/01/25 - 06/01/40 "	20,900,000	22,247,668
5.500% due 08/01/40 "	5,500,000	5,885,000
6.500% due 07/01/40 "	700,000	766,828

		216,109,395

Freddie Mac - 3.2%

4.500% due 08/01/40 "	41,300,000	42,642,250
5.000% due 12/01/35 "	13,215,607	14,011,159
5.395% due 06/01/37 " §	651,529	698,963
5.431% due 07/01/37 " §	1,155,872	1,241,176
5.443% due 06/01/37 " §	5,712,692	6,130,568
5.490% due 06/01/37 " §	703,939	756,801
5.500% due 08/01/37 - 08/01/40 "	21,090,565	22,610,167
5.852% due 11/01/36 " §	2,600,483	2,764,990
5.916% due 01/01/37 " §	1,009,846	1,087,211
6.000% due 08/01/40 "	5,000,000	5,409,375

		97,352,660

Government National Mortgage Association - 8.6%

4.000% due 07/01/40 "	17,900,000	18,195,630
4.500% due 07/01/40 "	47,200,000	49,226,772
5.000% due 01/15/40 - 09/01/40 "	140,245,567	149,152,237
6.000% due 07/01/40 "	41,600,000	45,338,761

		261,913,400

Total Mortgage-Backed Securities
(Cost $866,624,097)		861,749,565

ASSET-BACKED SECURITIES - 3.3%

ACE Securities Corp
0.867% due 04/25/34 " §	2,933,663	2,272,082
Aegis Asset-Backed Securities Trust
1.367% due 04/25/34 " §	2,212,558	1,765,823
AESOP Funding II LLC
4.640% due 05/20/16 " ~	1,890,000	1,960,936
Argent Securities Inc
0.947% due 10/25/34 " §	6,950,000	5,226,181
Asset-Backed Funding Certificates
0.787% due 06/25/35 " §	4,730,000	4,458,158
Asset-Backed Securities Corp Home Equity
0.767% due 05/25/35 " §	1,748,026	1,724,421
0.857% due 07/25/35 " §	1,700,000	1,416,050
0.877% due 06/25/34 " §	3,990,000	3,738,205
Citigroup Mortgage Loan Trust Inc
0.417% due 05/25/37 " §	2,369,217	1,741,802
0.497% due 08/25/36 " §	1,258,911	902,860
0.777% due 07/25/35 " §	1,455,000	1,194,324
Countrywide Asset-Backed Certificates
0.407% due 11/25/37 " §	7,380,139	6,806,809
Countrywide Home Equity Loan Trust
0.500% due 11/15/36 " §	405,900	293,383
Credit-Based Asset Servicing & Securitization LLC
0.867% due 07/25/33 " §	1,634,812	1,097,407
5.046% due 02/25/37 " §	900,315	866,744
DaimlerChrysler Auto Trust
5.380% due 03/08/11 "	84,137	84,225
Education Funding Capital Trust I
2.430% due 12/15/42 " §	4,450,000	4,160,452
Entrust Financial Services Volunteer LLC
1.389% due 10/25/35 " § ~	3,150,000	2,933,016
GSAA Trust
0.507% due 07/25/36 " §	3,500,000	1,712,749
GSAMP Trust
0.897% due 03/25/34 " §	9,932,470	9,546,906
Harley-Davidson Motorcycle Trust
5.350% due 03/15/13 "	991,537	1,012,178
Helios Finance LP CDO (Cayman)
1.048% due 10/20/14 " § ~ Δ	1,991,178	1,944,638
Hertz Vehicle Financing LLC
5.290% due 03/25/16 " ~	3,380,000	3,662,165
Home Equity Asset Trust
0.777% due 02/25/36 " § Δ	2,000,000	852,146
Household Automotive Trust
5.300% due 11/17/11 "	210,564	211,205
Nelnet Education Loan Funding Inc
1.090% due 02/25/39 " §	3,300,000	2,958,176
Nelnet Student Loan Trust
0.306% due 04/27/20 " §	113,678	113,648
Option One Mortgage Loan Trust
0.437% due 04/25/37 " §	748,890	730,242
Park Place Securities Inc
0.967% due 10/25/34 " §	1,798,542	1,683,257
1.027% due 12/25/34 " §	8,680,000	7,656,630
1.047% due 12/25/34 " §	4,658,814	4,545,989
Residential Asset Mortgage Products Inc
0.757% due 11/25/35 " § Δ	2,000,000	1,253,229
5.350% due 02/25/33 " §	3,922,527	3,182,176
Residential Asset Securities Corp
0.497% due 06/25/36 " §	6,394,778	5,442,822
0.757% due 11/25/35 " § Δ	3,820,000	1,835,888
SLM Student Loan Trust
0.426% due 01/25/27 " §	3,500,000	3,306,058
Structured Asset Investment Loan Trust
1.347% due 10/25/33 " §	1,200,000	886,463
Washington Mutual Asset-Backed Certificates
0.437% due 05/25/47 " §	1,776,139	1,617,305
Wells Fargo Home Equity Trust
0.757% due 11/25/35 " §	2,950,000	2,456,555

Total Asset-Backed Securities
(Cost $106,184,592)		99,253,303

U.S. GOVERNMENT AGENCY ISSUES - 3.0%

Fannie Mae
0.000% due 10/09/19	8,290,000	5,141,002
1.500% due 06/26/13	5,600,000	5,667,060
4.375% due 10/15/15	35,060,000	38,840,835
5.000% due 03/15/16	2,910,000	3,314,895
6.625% due 11/15/30	7,080,000	9,247,054
Farmer Mac Guaranteed Notes Trust
5.125% due 04/19/17 ~	8,400,000	9,199,537
Freddie Mac
1.375% due 01/09/13	16,940,000	17,128,525
Tennessee Valley Authority
5.250% due 09/15/39	1,990,000	2,213,684

Total U.S. Government Agency Issues
(Cost $88,147,437)		90,752,592

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 23.7%

U.S. Treasury Bonds - 9.7%

0.000% due 02/15/25	$66,370,000	$37,887,713
3.500% due 02/15/39	16,880,000	15,719,500
4.250% due 05/15/39	53,674,000	56,894,440
4.375% due 05/15/40	13,230,000	14,346,294
4.500% due 08/15/39	98,500,000	108,765,572
4.625% due 02/15/40	54,240,000	61,138,677

		294,752,196

U.S. Treasury Inflation Protected Securities - 1.1%

2.500% due 01/15/29 ∧ ‡	12,326,349	13,975,960
3.875% due 04/15/29 ∧ ‡	14,268,513	19,197,842

		33,173,802

U.S. Treasury Notes - 12.9%

1.375% due 05/15/13	21,740,000	22,013,424
1.750% due 04/15/13	11,290,000	11,550,201
2.125% due 05/31/15	1,050,000	1,068,623
2.500% due 04/30/15	65,050,000	67,392,841
2.500% due 06/30/17	16,990,000	17,077,600
2.750% due 11/30/16	6,680,000	6,854,308
2.750% due 05/31/17	7,750,000	7,920,136
3.000% due 02/28/17	48,180,000	50,054,491
3.125% due 10/31/16	18,730,000	19,663,578
3.125% due 01/31/17	58,400,000	61,128,390
3.125% due 05/15/19	2,421,000	2,474,148
3.250% due 12/31/16	6,231,000	6,573,219
3.375% due 11/15/19	24,990,000	25,909,557
3.500% due 05/15/20	2,210,000	2,315,675
3.625% due 08/15/19	55,370,000	58,610,031
3.625% due 02/15/20	27,640,000	29,235,795

		389,842,017

Total U.S. Treasury Obligations
(Cost $678,797,591)		717,768,015

FOREIGN GOVERNMENT BONDS & NOTES - 1.1%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 41,359,000	22,284,664
10.000% due 01/01/17	10,353,000	5,183,876
Russian Foreign Bond - Eurobond (Russia)
7.500% due 03/31/30 ~	$4,462,000	5,041,168

Total Foreign Government Bonds & Notes
(Cost $34,020,864)		32,509,708

MUNICIPAL BONDS - 0.8%

Kentucky Higher Education Student Loan Corp
1.450% due 05/01/34 §	4,000,000	4,003,280
Municipal Electric Authority GA
6.655% due 04/01/57	760,000	733,833
Municipal Electric Authority GA ‘J’
6.637% due 04/01/57	1,360,000	1,318,438
Pennsylvania Higher Education Assistance Agency
0.358% due 05/01/46 §	19,900,000	17,599,063
State of California
7.300% due 10/01/39	2,100,000	2,188,389

Total Municipal Bonds
(Cost $25,836,224)		25,843,003

PURCHASED OPTIONS - 0.0%
(See Note (i) to Notes to Schedule of Investments)
(Cost $523,559)		828,650

SHORT-TERM INVESTMENTS - 19.6%

Foreign Government Issues - 4.6%

International Bank for Reconstruction & Development (Multi-National)
0.254% due 08/25/10	70,000,000	69,973,264
0.274% due 09/01/10	70,000,000	69,989,150

		139,962,414

U.S. Government Agency Issues - 11.9%

Fannie Mae
0.183% due 07/28/10	70,000,000	69,971,300
0.196% due 08/23/10 ‡	3,653,000	3,652,031
0.257% due 10/01/10	40,000,000	39,985,680
Federal Home Loan Bank
0.280% due 11/10/10	50,000,000	50,015,200
0.510% due 05/06/11	70,000,000	69,771,660
Freddie Mac
0.162% due 07/26/10	70,000,000	69,975,111
0.194% due 07/13/10	13,000,000	12,999,177
0.233% due 12/08/10	20,000,000	19,981,340
0.254% due 10/27/10	25,000,000	24,988,525

		361,340,024

Repurchase Agreement - 3.1%

The Goldman Sachs Group Inc 0.020% due 07/01/10 (Dated 06/30/10, repurchase price of $94,200,052; collateralized by Fannie Mae: 1.000% due 11/23/11 and value $96,213,550)	94,200,000	94,200,000

Total Short-Term Investments
(Cost $595,337,996)		595,502,438

TOTAL INVESTMENTS - 114.6%
(Cost $3,418,075,438)		3,478,029,915

TOTAL SECURITIES SOLD SHORT - (0.0%)
(See Note (f) to Notes to Schedule of Investments)
(Proceeds $621,656)		(622,814)

OTHER ASSETS & LIABILITIES, NET - (14.6%)		(443,689,657)

NET ASSETS - 100.0%		$3,033,717,444

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	33.8%
Mortgage-Backed Securities	28.4%
U.S. Treasury Obligations	23.7%
Short-Term Investments	19.6%
Asset-Backed Securities	3.3%
U.S. Government Agency Issues	3.0%
Foreign Government Bonds & Notes	1.1%
Senior Loan Notes	0.9%
Municipal Bonds	0.8%

114.6%
Securities sold short	(0.0%)
Other Assets & Liabilities, Net	(14.6%)

100.0%

(b)	As of June 30, 2010, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	54.7%
A-1 (Short-Term Debt only)	3.3%
AA	6.6%
A	11.1%
BBB	8.3%
BB	3.5%
B	2.0%
CCC	2.1%
CC	0.9%
C	0.1%
D	0.2%
Not Rated	7.2%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate value of $641,570 or less than 0.1% of the net assets were in default as of June 30, 2010.

(e)	0.8% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(f)	Securities sold short outstanding as of June 30, 2010 were as follows:

	Principal
Description	Amount	Value
Fannie Mae
6.500% due 08/15/40	$570,000	($622,814)

Total Securities sold short
(Proceeds $621,656)		($622,814)

(g)	Forward foreign currency contracts outstanding as of June 30, 2010 were as follows:

Contracts		Principal Amount		Unrealized
to Buy		Covered by		Appreciation
or to Sell	Currency	Contracts	Expiration	(Depreciation)
Buy	EUR	32,339,042	08/10	($633,436)
Sell	EUR	75,225,598	08/10	4,338,994
Buy	JPY	378,220,000	08/10	222,414
Sell	JPY	3,131,131,520	08/10	(1,800,577)

				$2,127,395

(h)	Open futures contracts outstanding as of June 30, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (09/10)	368	$368,000,000	$61,154
U.S. Treasury 2-Year Notes (09/10)	1,022	204,400,000	998,242
U.S. Treasury 30-Year Bonds (09/10)	213	21,300,000	702,925

Short Futures Outstanding
Eurodollar (06/11)	365	365,000,000	(286,336)
U.S. Treasury 5-Year Notes (09/10)	809	80,900,000	(718,575)
U.S. Treasury 10-Year Notes (09/10)	1,461	146,100,000	(2,150,061)
U.S. Treasury 30-Year Bonds (09/10)	1,162	116,200,000	(4,172,378)

			($5,565,029)

(i)	Purchased options outstanding as of June 30, 2010 were as follows:

Options on Exchange-Traded Futures Contracts
	Exercise	Expiration		Number of
Description	Price	Date	Counterparty	Contracts	Cost	Value
Call - CBOT 10-Year U.S. Treasury Note Futures (09/10)	$119.50	08/27/10	MER	110	$109,561	$378,125
Call - CBOT 10-Year U.S. Treasury Note Futures (09/10)	121.50	08/27/10	MER	158	227,638	308,594
Put - CME Eurodollar Midcurve 1-Year Futures (09/10)	98.75	09/10/10	ADV	378	95,728	73,237
Put - CME Eurodollar Futures (09/10)	99.25	09/13/10	ADV	379	90,632	68,694

					$523,559	$828,650

Total Purchased Options					$523,559	$828,650

(j)	Transactions in written options for the period ended June 30, 2010 were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2009	2,330	$1,128,353
Call Options Written	1,350	902,159
Put Options Written	2,155	787,271
Call Options Expired	(251)	(113,166)
Put Options Expired	(986)	(404,221)
Call Options Repurchased	(702)	(334,108)
Put Options Repurchased	(1,704)	(632,506)

Outstanding, June 30, 2010	2,192	$1,333,782

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(k)	Premiums received and value of written options outstanding as of June 30, 2010 were as follows:

Options on Exchange-Traded Futures Contracts
	Exercise	Expiration		Number of
Description	Price	Date	Counterparty	Contracts	Premium	Value
Call - CBOT 30-Year U.S. Treasury Bond Futures (08/10)	$128.00	07/23/10	MER	302	$308,081	($372,781)
Call - CBOT 10-Year U.S. Treasury Note Futures (09/10)	119.00	08/27/10	MER	160	59,480	(617,500)
Call - CBOT 10-Year U.S. Treasury Note Futures (09/10)	123.50	08/27/10	MER	59	38,527	(55,313)
Put - CME Eurodollar Midcurve 1-Year Futures (09/10)	98.50	09/10/10	ADV	378	46,021	(35,438)
Put - CME Eurodollar Futures (09/10)	98.63	09/13/10	ADV	379	65,093	(23,687)
Call - CME Eurodollar Futures (09/10)	99.13	09/13/10	ADV	298	243,282	(203,013)
Call - CME Eurodollar Futures (03/11)	98.75	03/14/11	ADV	159	154,508	(205,706)
Put - CME Eurodollar Futures (03/11)	98.75	03/14/11	ADV	159	144,108	(43,725)
Call - CME Eurodollar Futures (03/11)	98.88	03/14/11	ADV	149	126,166	(155,519)
Put - CME Eurodollar Futures (03/11)	98.88	03/14/11	ADV	149	148,516	(49,356)

					$1,333,782	($1,762,038)

Total Written Options					$1,333,782	($1,762,038)

(l)	Swap agreements outstanding as of June 30, 2010 were as follows:

Interest Rate Swaps
							Upfront
							Premiums
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Unrealized
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	Depreciation
3-Month USD-LIBOR	BRC	Receive	3.600%	03/17/20	$20,700,000	($1,316,810)	$17,136	($1,333,946)
3-Month USD-LIBOR	BRC	Receive	0.000%	02/15/25	63,120,000	(5,165,203)	-	(5,165,203)

Total Interest Rate Swaps						($6,482,013)	$17,136	($6,499,149)

Total Swap Agreements						($6,482,013)	$17,136	($6,499,149)

(m)	As of June 30, 2010, securities with a total aggregated value of $6,207,578 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(n) Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

		Total Value at		Level 2	Level 3
		June 30,	Level 1	Significant	Significant
		2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,025,799,617	$-	$1,025,799,617	$-
	Senior Loan Notes	28,023,024	-	28,023,024	-
	Mortgage-Backed Securities	861,749,565	-	856,562,021	5,187,544
	Asset-Backed Securities	99,253,303	-	87,257,021	11,996,282
	U.S. Government Agency Issues	90,752,592	-	90,752,592	-
	U.S. Treasury Obligations	717,768,015	-	717,768,015	-
	Foreign Government Bonds & Notes	32,509,708	-	32,509,708	-
	Municipal Bonds	25,843,003	-	25,843,003	-
	Short-Term Investments	595,502,438	-	595,502,438	-
	Foreign Exchange Derivatives (1)	4,561,408	-	4,561,408	-
	Interest Rate Derivatives (1)	2,590,971	2,590,971	-	-

		3,484,353,644	2,590,971	3,464,578,847	17,183,826

Liabilities	Securities Sold Short	(622,814)	-	(622,814)	-
	Foreign Exchange Derivatives (1)	(2,434,013)	-	(2,434,013)	-
	Interest Rate Derivatives (1)	(15,571,401)	(9,089,388)	(6,482,013)	-

		(18,628,228)	(9,089,388)	(9,538,840)	-

	Total	$3,465,725,416	($6,498,417)	$3,455,040,007	$17,183,826

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) for the period ended June 30, 2010:

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation) on
					in Net			Level 3 Holdings
	Value,	Net	Accrued	Total Net	Unrealized	Transfers		Held at the End of
	Beginning	Purchases	Discounts	Realized	Appreciation	In and/or	Value,	Period, if
	of Period	(Sales)	(Premiums)	Gains (Losses)	(Depreciation)	Out of Level 3	End of Period	Applicable
Corporate Bonds & Notes	$-	$-	$-	($10,000,000)	$10,000,000	$-	$-	$-
Mortgage-Backed Securities	-	5,152,768	281	2,831	31,664	-	5,187,544	31,664
Asset-Backed Securities	2,919,141	8,925,710	1,144	-	150,287	-	11,996,282	150,287
Interest Rate Derivatives (1)	144,650	(179,921)	-	179,921	(144,650)	-	-	-

	$3,063,791	$13,898,557	$1,425	($9,817,248)	$10,037,301	$-	$17,183,826	$181,951

(1) Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.0%

Consumer Discretionary - 0.0%

Euramax Holdings Inc ‘A’ * Δ	947	$225,008

Materials - 1.0%

LyondellBasell Industries NV ‘A’ * (Netherlands)	317,718	5,131,145
LyondellBasell Industries NV ‘B’ * (Netherlands)	291,198	4,702,848

		9,833,993

Total Common Stocks
(Cost $11,520,159)		10,059,001

	Principal
	Amount
CORPORATE BONDS & NOTES - 0.3%

Materials - 0.3%

Lyondell Chemical Co 11.000% due 05/01/18	$2,996,882	3,229,141

Total Corporate Bonds & Notes
(Cost $3,191,680)		3,229,141

SENIOR LOAN NOTES - 93.5%

Consumer Discretionary - 35.8%

1-800 Contacts Inc 7.700% due 03/04/15 §	1,994,937	1,984,962
Advantage Sales & Marketing Inc 5.000% due 05/05/16 §	1,995,000	1,981,284
Affinion Group Inc Term B 5.000% due 10/10/16 §	2,992,500	2,849,423
Allison Transmission Inc Term B 3.099% due 08/07/14 §	2,946,636	2,691,569
AMC Entertainment Inc due 01/28/13 § ¥	2,000,000	1,914,166
ARAMARK Corp
2.408% due 01/27/14 §	1,410,151	1,319,373
(Extended Letter of Credit)
3.448% due 07/26/16 §	183,941	177,101
(Synthetic Letter of Credit)
2.073% due 01/27/14 §	102,114	95,541
Term B (Extended)
3.783% due 07/26/16 §	2,796,943	2,692,933
Asurion Corp (1st Lien)
3.361% due 07/03/14 §	11,413,750	10,834,913
Autotrader.com Inc Term B due 06/14/16 § ¥	1,500,000	1,502,813
Carmike Cinemas Inc Term B 5.500% due 01/27/16 §	1,064,063	1,058,933
Catalina Marketing Corp 3.097% due 10/01/14 §	10,114,364	9,583,360
Cedar Fair LP Term B (Extended) 4.347% due 08/30/14 §	997,403	981,907
Cengage Learning Acquisitions Inc 3.030% due 07/03/14 §	8,894,314	7,705,811
Cequel Communications LLC (New Term Loan) 2.292% due 11/05/13 §	11,950,000	11,395,448
Charter Communications Operating LLC (Extended)
due 09/06/16 § ¥	4,987,469	4,656,156
3.790% due 09/06/16 §	4,987,469	4,656,156
(Replacement Term Loan)
2.350% due 03/06/14 §	4,987,212	4,634,631
Cinemark USA Inc (Extended) due 04/29/16 § ¥	2,992,481	2,914,551
Clarke American Corp Term B 2.874% due 06/30/14 §	4,236,470	3,661,018
Cumulus Media Inc Term B 4.352% due 06/11/14 §	10,043,511	8,888,508
Dana Corp Term B 4.624% due 01/30/15 §	11,026,069	10,648,426
Dave & Buster’s Inc (New Term Loan) 6.500% due 05/25/15 §	2,000,000	1,990,000
Dollar General Corp
Tranche B1
3.092% due 07/07/14 §	4,259,920	4,094,839
Tranche B2
3.099% due 07/07/14 §	4,524,587	4,308,529
Education Management Corp
Term C
due 06/03/13 § ¥	1,000,000	924,844
2.313% due 06/03/13 §	5,424,412	5,016,735
Entercom Communication LLC Term A 1.642% due 06/30/12 §	3,252,863	3,045,493
Entravision Communications Corp 5.550% due 03/29/13 §	4,599,932	4,565,198
Euramax International Inc (Cash Pay Term Loan)
10.000% due 06/29/13 §	4,160,833	3,926,786
(PIK Pay Term Loan)
14.000% due 06/29/13 §	4,385,601	4,138,911
Federal-Mogul Corp
Term B
2.288% due 12/29/14 §	12,432,407	10,862,815
Term C
2.288% due 12/28/15 §	6,440,276	5,627,191
Fontainebleau Florida Hotel LLC Term C 10.000% due 06/06/12 § Ψ + Δ	2,500,000	700,000
Ford Motor Co 3.331% due 12/16/13 §	11,861,729	11,232,808
FTD Inc Term B 6.750% due 07/31/14 §	750,000	750,000
General Nutrition Centers Inc Term B 2.606% due 09/16/13 §	8,847,794	8,331,676
Getty Images Inc (Initial Term Loan) 6.250% due 07/02/15 §	2,441,543	2,452,835
Harbor Freight Tools USA Inc 5.016% due 02/23/16 §	1,393,725	1,388,498
Harrah’s Operating Co Inc
Term B1
due 01/28/15 § ¥	1,000,000	832,054
3.316% due 01/28/15 §	2,000,000	1,664,108
Term B3
3.317% due 01/28/15 §	996,863	828,876
infoGROUP Inc Term B (New Term Loan) 6.250% due 07/01/16 §	1,000,000	980,000
Insight Midwest Holdings LLC (Initial Term Loan) 2.070% due 04/07/14 §	1,500,000	1,412,625
Isle of Capri Casinos Inc
Term A (New Delayed Draw Term Loan)
due 11/25/13 § ¥	702,876	660,352
5.000% due 11/25/13 §	600,924	564,569
Term B (New Delayed Draw Term Loan)
due 11/25/13 § ¥	799,178	750,828
5.000% due 11/25/13 §	683,249	641,912
Term B (New Term Loan)
due 11/25/13 § ¥	1,992,809	1,872,244
5.000% due 11/25/13 §	1,708,122	1,604,780
Knology Inc (New Term Loan) 2.601% due 06/30/12 §	4,478,240	4,416,665

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Language Line LLC
Term B
due 11/04/15 § ¥	$2,000,000	$1,976,250
5.500% due 11/04/15 §	1,994,987	1,971,297
Las Vegas Sands LLC
(Delayed Draw Term Loan)
2.100% due 05/23/14 §	1,579,993	1,400,708
Term B
2.100% due 05/23/14 §	7,819,352	6,932,074
Live Nation Entertainment Inc Term B 4.500% due 11/07/16 §	3,142,125	3,121,176
LodgeNet Entertainment Corp 2.540% due 04/04/14 §	948,286	870,053
Mediacom Broadband LLC Tranche F 4.500% due 10/23/17 §	3,000,000	2,865,750
Mediacom LLC Tranche E 4.500% due 10/23/17 §	5,000,000	4,783,335
Metro-Goldwyn-Mayer Studios Inc Tranche B 20.500% due 04/09/12 §	9,855,116	4,496,397
Michaels Stores Inc
Term B1
2.761% due 10/31/13 §	10,240,568	9,531,726
Term B2
5.011% due 07/31/16 §	8,431,515	8,031,018
National Bedding Co LLC (1st Lien) 2.325% due 02/28/13 §	2,000,000	1,915,000
Nelson Education Ltd 3.033% due 07/05/14 §	2,413,394	2,220,322
Nielsen Finance LLC
Term A
2.350% due 08/09/13 §	5,661,681	5,333,774
Term B
4.100% due 05/02/16 §	12,414,465	11,972,200
OSI Restaurant Partners LLC (Revolving Letter of Credit)
2.815% due 06/14/13 §	248,607	214,690
Term B
2.880% due 06/14/14 §	2,743,251	2,368,992
Petco Animal Supplies Inc Term B 2.680% due 10/25/13 §	1,994,832	1,909,637
Phillips-Van Heusen Corp
Tranche B
due 05/06/16 § ¥	2,000,000	2,003,750
4.750% due 05/06/16 §	1,392,619	1,395,230
Pilot Travel Centers LLC Term B due 04/29/16 § ¥	3,000,000	2,996,775
Polymer Group Inc Tranche 2 (Extending) 7.000% due 11/24/14 §	2,604,270	2,604,270
Protection One Alarm Monitoring Inc Term B (New Term Loan)
6.000% due 05/16/16 §	5,000,000	4,931,250
QCE LLC Term B (1st Lien) 5.125% due 05/05/13 §	997,224	838,915
RE/MAX International Inc (New Term Loan) due 03/11/16 § ¥	1,995,000	1,992,506
Regal Cinemas Corp (New Term Loan) 4.033% due 11/21/16 §	7,366,613	7,216,209
Rgis Holdings LLC (Delayed Draw Term Loan)
3.033% due 04/30/14 §	104,762	95,857
Term B
3.033% due 04/30/14 §	2,095,238	1,917,141
Sabre Inc Term B
2.344% due 09/30/14 §	15,089,139	13,446,098
Sagittarius Restaurants LLC Term B 7.500% due 05/18/15 §	800,000	786,990
Six Flags Theme Parks Inc Term B (Exit Term Loan)
6.000% due 06/30/16 §	2,000,000	1,986,242
Tenneco Inc Tranche B
5.088% due 06/03/16 §	2,000,000	1,997,500
The Goodyear Tire & Rubber Co (2nd Lien)
2.240% due 04/30/14 §	2,000,000	1,848,334
The Neiman Marcus Group Inc Term B 2.468% due 04/05/13 §	4,000,000	3,755,556
The Weather Channel Holding Corp
(Replacement Term Loan)
5.000% due 09/14/15 §	8,232,477	8,217,041
Travelport LLC
(Delayed Draw Term Loan)
2.790% due 08/23/13 §	1,994,859	1,872,362
(Dollar Term Loan)
2.811% due 08/23/13 §	1,692,646	1,588,368
(Synthetic Letter of Credit)
3.033% due 08/23/13 §	307,354	288,418
Term C
10.500% due 08/23/13 §	3,982,443	4,005,673
United Components Inc Term D due 06/29/12 § ¥	718,686	684,549
Universal City Development Partners Ltd Term B
(New Term Loan)
5.500% due 11/06/14 §	4,987,469	4,977,060
Univision Communications Inc (Initial Term Loan) 2.597% due 09/29/14 §	12,557,713	10,571,158
USI Holdings Corp (Incremental Term Loan)
due 05/05/14 § ¥	3,592,850	3,485,065
Vertrue Inc (1st Lien)
3.540% due 08/16/14 § Δ	1,000,000	840,000
VML US Finance LLC
Term B
5.040% due 05/27/13 §	10,037,929	9,785,184
Term B (Delayed Draw Term Loan)
5.040% due 05/25/12 §	2,532,936	2,469,159
Wendy’s/Arby’s Restaurants LLC Term B
5.000% due 05/24/17 §	1,200,000	1,200,000
WideOpenWest Finance LLC Term B
2.840% due 06/18/14 §	6,602,413	6,046,160
Young Broadcasting Inc (Prime Term Loan)
6.500% due 06/28/15 § +	4,791	4,791
Zuffa LLC Term B 2.438% due 06/22/15 §	970,000	918,469

		367,095,633

Consumer Staples - 5.0%

Dole Food Co Inc
Term B
5.041% due 03/02/17 §	1,990,259	1,838,999
Term C
5.021% due 03/02/17 §	4,943,305	4,944,170
JRD Holdings Inc 2.600% due 07/02/14 §	2,862,500	2,762,313
KIK Custom Products Inc
(1st Lien)
due 06/02/14 § ¥	2,695,221	2,247,140
2.570% due 06/02/14 §	976,686	814,312
(2nd Lien)
5.316% due 11/30/14 §	2,500,000	1,491,668
(Canadian Term Loan)
due 06/02/14 § ¥	462,038	385,224
2.570% due 06/02/14 §	167,432	139,596
Michael Foods Group Inc Term B
6.250% due 06/29/16 §	975,000	955,500
Pinnacle Foods Holdings Corp
Term C
7.500% due 04/02/14 §	3,500,000	3,497,267
Tranche B
2.851% due 04/02/14 §	3,000,000	2,818,392

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Reynolds Group Holdings Inc
(Dollar Term Loan)
6.250% due 05/05/16 §	$2,000,000	$1,991,000
(Incremental Term Loan)
5.750% due 05/05/16 §	6,250,000	6,218,750
Rite Aid Corp
Term B
2.103% due 06/04/14 §	3,981,871	3,443,323
Tranche 3
6.000% due 06/04/14 §	6,441,770	6,079,420
Tranche 4
9.500% due 06/10/15 §	747,376	760,689
Roundy’s Supermarkets Inc (Extended) 7.000% due 11/03/13 §	3,989,664	3,973,458
Spectrum Brands Inc (New Term Loan) 8.000% due 06/16/16 §	6,375,000	6,397,580

		50,758,801

Energy - 3.4%

Aquilex Holdings LLC 5.502% due 04/01/16 §	997,500	991,266
Atlas Pipeline Partners LP
due 07/27/14 § ¥	2,000,000	1,991,666
6.750% due 07/27/14 §	1,441,159	1,435,153
Big West Oil LLC (Exit Term Loan)
due 02/19/15 § ¥	5,500,000	5,529,794
Citgo Petroleum Corp
Term B
due 06/30/15 § ¥	775,000	760,953
Term C
due 06/15/17 § ¥	5,450,000	5,420,025
Dresser Inc
2.695% due 05/04/14 §	1,000,000	921,667
Hercules Offshore Inc Term B 6.000% due 07/11/13 §	2,500,000	2,190,105
Sheridan Production Partners I LLC
7.500% due 04/20/17 §	1,635,839	1,593,580
Term 1A
7.500% due 04/20/17 §	216,762	211,162
Term 1M
7.500% due 04/20/17 §	132,400	128,979
Targa Resources Inc (New Term Loan) 5.750% due 07/05/16 §	6,000,000	6,000,000
Venoco Inc 4.377% due 05/08/14 §	9,205,484	8,225,100

		35,399,450

Financials - 5.9%

Asset Acceptance Capital Corp Term B due 06/05/13 § ¥	1,233,288	1,187,040
CSC Holdings Inc Term Loan B3 (Extended)
2.100% due 03/29/16 §	1,994,792	1,917,079
DSW Holdings Inc 4.347% due 03/02/12 §	13,775,000	13,005,900
First Data Corp Term B1 3.097% due 09/24/14 §	10,585,113	8,928,247
HUB International Holdings Inc
(Delayed Draw Term Loan)
3.033% due 06/13/14 §	2,912,741	2,606,903
(Initial Term Loan)
3.033% due 06/13/14 §	12,958,221	11,597,607
Term B
6.750% due 06/13/14 §	3,970,000	3,811,200
LPL Holdings Inc 5.250% due 06/28/17 §	2,942,625	2,916,877
MSCI Inc (New Term Loan) 4.750% due 06/01/16 §	4,475,000	4,478,728
Nuveen Investments (1st Lien) 3.431% due 11/13/14 §	5,000,000	4,213,280
Trans Union LLC Term B 6.750% due 06/15/17 §	6,000,000	6,042,750

		60,705,611

Health Care - 10.0%

Alliance HealthCare Services Inc Term B 5.500% due 06/01/16 §	997,494	982,115
Bausch & Lomb Inc
3.651% due 04/24/15 §	2,414,445	2,278,961
(Delayed Draw Term Loan)
3.597% due 04/24/15 §	584,781	551,966
Biomet Inc Term B 3.510% due 03/25/15 §	8,976,923	8,647,587
CCS Income Trust Tranche B 3.347% due 11/14/14 §	7,625,109	6,328,840
CCS Medical Inc (1st Lien) 9.000% due 03/20/15 §	7,009,150	6,693,738
Community Health Systems Inc
2.788% due 07/25/14 §	14,208,182	13,286,426
(Delayed Draw Term Loan)
2.788% due 07/25/14 §	728,963	681,671
DJO Finance LLC Term B (New Term Loan) due 05/20/14 § ¥	1,994,885	1,906,113
Fresenius US Finance I Inc
Term C1
due 09/10/14 § ¥	1,156,672	1,159,564
Term C2
due 09/10/14 § ¥	807,075	809,093
Graceway Pharmaceuticals LLC due 05/03/12 § ¥	1,980,788	1,633,160
HCA Inc
Term B
2.783% due 11/18/13 §	10,397,103	9,828,215
Term B2 (Extended)
due 03/31/17 § ¥	3,000,000	2,873,202
Health Management Associates Inc Term B 2.283% due 02/28/14 §	13,352,277	12,452,854
HealthSouth Corp
Term B
2.790% due 03/11/13 §	5,361,680	5,178,487
Term B (Extended)
4.290% due 09/10/15 §	4,412,894	4,355,367
Ikaria Acquisition Inc (1st Lien) 7.000% due 05/16/16 §	1,000,000	970,000
IMS Health Inc
Term B
due 02/26/16 § ¥	2,000,000	1,989,792
5.250% due 02/26/16 §	3,168,768	3,152,595
Inverness Medical Innovations Inc (1st Lien)
due 06/26/14 § ¥	471,348	445,620
Medical Staffing Inc (2nd Lien) 13.250% due 07/02/14 § Ψ + Δ	1,016,396	-
MPT Operating Partnership LP 5.000% due 05/17/16 §	1,475,000	1,467,625
Multiplan Merger Corp (Incremental Term Loan)
6.000% due 04/12/13 §	1,514,286	1,511,132
Mylan Laboratories Inc Term B 3.754% due 10/02/14 §	1,777,387	1,766,829
Prime Healthcare Services Inc Term B due 04/22/15 § ¥	997,500	967,575
Select Medical Corp Term B (Extended) 4.234% due 08/22/14 §	7,859,842	7,610,945

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Warner Chilcott PLC
Tranche A
5.500% due 10/30/14 §	$1,223,729	$1,223,117
Tranche B1
5.750% due 04/30/15 §	576,606	575,951
Warner Chilcott Co LLC
Tranche B2
5.750% due 04/30/15 §	960,153	959,062

		102,287,602

Industrials - 8.3%

Accuride Corp (Advance Term Loan) due 06/28/13 § ¥	3,000,000	3,001,875
AEI Finance Holding LLC
3.533% due 03/30/14 §	3,531,247	3,294,360
(Revolving Letter of Credit)
3.000% due 03/30/12 §	425,403	396,865
Alliant Holdings I Inc (Incremental Term Loan)
8.000% due 08/21/14 §	284,739	280,468
Term B
due 08/21/14 § ¥	200,000	183,000
Alpha D2 Ltd
(2nd Lien)
3.847% due 06/30/14 §	2,000,000	1,741,112
Term B
2.472% due 12/31/13 §	2,380,607	2,121,221
Term B2
2.472% due 12/31/13 §	1,608,032	1,432,824
AWAS Capital Inc
(1st Lien)
2.313% due 03/22/13 §	2,700,154	2,529,145
(2nd Lien)
6.563% due 03/22/13 §	1,677,846	1,381,426
BakerCorp Inc Term C 4.898% due 05/08/14 §	2,223,759	2,093,809
Bombardier Recreational Products Inc 3.193% due 06/28/13 §	2,101,266	1,771,630
Brand Energy & Infrastructure Services Inc
(New Term Loan)
2.809% due 02/07/14 §	3,084,732	2,756,979
Brenntag Holding GmbH & Co
(Acquisition Term Loan)
due 01/20/14 § ¥	274,960	272,210
4.070% due 01/20/14 §	392,489	388,564
Term B2
due 01/20/14 § ¥	1,725,040	1,707,790
4.078% due 01/20/14 §	1,607,511	1,591,436
Bucyrus International Inc 4.500% due 02/19/16 §	1,995,084	1,994,252
Conseco Inc (New Term Loan) 7.500% due 10/10/13 §	3,000,000	2,907,189
DAE Aviation Holdings Inc
Tranche B1
due 07/31/14 § ¥	506,761	458,619
4.090% due 07/31/14 §	1,773,663	1,605,165
Tranche B2
due 07/31/14 § ¥	491,974	445,237
4.090% due 07/31/14 §	1,721,910	1,558,329
Delos Aircraft Inc Term B2 7.000% due 03/17/16 §	1,000,000	985,536
Delta Air Lines Inc
(2nd Lien)
3.548% due 04/30/14 §	3,870,016	3,468,502
Term A
2.298% due 04/30/12 §	7,848,547	7,514,984
Hawker Beechcraft Acquisition Co LLC
due 03/26/14 § ¥	4,235,291	3,435,291
LC Facility Deposit
due 03/26/14 § ¥	252,552	204,847
International Lease Finance Corp Term B1 6.750% due 03/17/15 §	3,000,000	2,966,787
John Maneely Co
due 12/09/13 § ¥	3,000,000	2,835,750
3.552% due 12/09/13 §	1,000,000	945,250
KAR Holdings Inc
Term B
due 10/18/13 § ¥	2,000,000	1,899,166
3.100% due 10/18/13 §	1,000,000	949,583
Pike Electric Inc
Term B
2.125% due 07/02/12 §	297,325	280,972
Term C
2.125% due 12/10/12 §	191,720	181,175
Rexnord Corp Term B2 2.625% due 07/19/13 §	1,360,889	1,286,608
Sensata Technologies Finance Co LLC due 04/26/13 § ¥	500,000	468,125
Synagro Technologies Inc Term B due 04/02/14 § ¥	2,000,000	1,730,000
The Hertz Corp
(Synthetic Letter of Credit)
due 12/21/12 § ¥	358,464	341,998
Tranche B
due 12/21/12 § ¥	1,943,130	1,853,868
Triumph Group Inc Term B 4.500% due 06/16/16 §	775,000	775,969
US Airways Group Inc 2.813% due 03/21/14 §	11,883,811	9,492,194
Vangent Inc Term B 3.000% due 02/14/13 §	5,491,236	5,216,674
VWR Funding Inc
due 06/30/14 § ¥	1,000,000	930,833
2.847% due 06/30/14 §	2,000,000	1,861,666

		85,539,283

Information Technology - 5.4%

Activant Solutions Inc Term B 2.313% due 05/02/13 §	1,000,000	939,167
Applied Systems Inc 2.847% due 09/26/13 §	1,085,698	1,006,985
Aspect Software Inc Term B (New Term Loan)
6.250% due 04/19/16 §	3,027,413	2,971,911
Booz Allen Hamilton Inc Tranche C 6.000% due 07/31/15 §	3,989,975	3,990,474
Brocade Communications Systems Inc Term B 7.000% due 10/07/13 §	5,436,257	5,459,476
CCC Information Services Inc Term B 2.600% due 02/10/13 §	2,939,604	2,851,416
CommScope Inc Term B 3.028% due 12/26/14 §	465,519	455,045
Dealer Computer Services Inc Term B
due 04/21/17 § ¥	994,269	985,776
Freescale Semiconductor Inc Term B (Extended)
4.604% due 12/01/16 §	5,140,197	4,524,982
Infor Enterprise Solutions Holdings Inc
(Extended Delayed Draw Term Loan)
6.100% due 07/28/15 §	691,945	646,104
(Extended Initial Term Loan)
6.100% due 07/28/15 §	1,302,873	1,217,372
Network Solutions LLC Term B
2.600% due 03/07/14 §	1,000,000	938,750
Serena Software Inc Term B
2.537% due 03/10/13 §	2,269,173	2,152,878
SkillSoft Corp Term B
6.500% due 05/19/17 §	1,000,000	998,438
Spansion LLC Term B (Exit Term Loan) 7.500% due 01/08/15 §	2,992,500	2,964,445

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
SunGard Data Systems Inc
(Incremental Term Loan)
6.750% due 02/28/14 §	$6,561,439	$6,574,325
Tranche B
4.003% due 02/26/16 §	7,636,740	7,309,452
Vertafore Inc Term B2 5.500% due 07/31/14 §	9,724,523	9,530,033

		55,517,029

Materials - 9.1%

Berry Plastics Corp Term C 2.350% due 04/03/15 §	2,992,268	2,651,897
Building Materials Corp (1st Lien) 3.125% due 02/24/14 §	2,992,500	2,887,014
BWAY Corp
Term B (New Term Loan)
5.500% due 06/16/17 §	1,074,286	1,074,286
Term C (New Term Loan)
5.500% due 06/16/17 §	100,714	100,714
CF Industries Inc Term B1 4.500% due 04/06/15 §	4,565,079	4,576,898
Consolidated Container Co LLC (2nd Lien) 5.875% due 09/28/14 §	6,000,000	5,205,000
Cristal Inorganic Chemicals US Inc (1st Lien)
2.783% due 05/15/14 §	1,496,164	1,379,276
GenTek Inc 7.000% due 10/29/14 §	1,394,712	1,397,152
Georgia-Pacific LLC
Term B (New Term Loan)
2.537% due 12/21/12 §	4,986,945	4,832,041
Term C (New Term Loan)
due 12/23/14 § ¥	3,000,000	2,968,593
Graham Packaging Co LP
Term B (New Term Loan)
2.695% due 10/07/11 §	2,406,016	2,386,467
Term C
6.750% due 04/05/14 §	5,514,047	5,544,203
Graphic Packaging International Inc
Term C
due 15/16/14 § ¥	1,000,000	966,964
3.043% due 15/16/14 §	2,000,000	1,933,928
Hexion Specialty Chemicals Inc
Term C1 (Extended)
4.063% due 05/05/15 §	704,881	640,560
Term C2 (Extended)
4.313% due 05/05/15 §	294,352	267,493
Term C7 (Extended)
4.313% due 05/05/15 § Δ	3,361,865	3,008,869
Huntsman International LLC
(New Term Loan)
due 04/21/14 § ¥	3,000,000	2,788,929
Term C
due 06/30/16 § ¥	1,880,420	1,759,535
Ineos US Finance LLC
Tranche B2
due 12/16/13 § ¥	2,470,515	2,371,694
Tranche C2
due 12/16/14 § ¥	2,529,485	2,431,468
ISP Chemco Inc 2.125% due 06/04/14 §	2,992,288	2,811,503
MacDermid Inc Term B 2.347% due 04/12/14 §	6,642,526	6,129,810
Momentive Performance Materials Inc Term B 2.625% due 12/04/13 §	1,994,832	1,785,375
Nalco Co
6.500% due 05/13/16 §	3,945,075	3,952,883
Rockwood Specialties Group Inc Tranche H 6.000% due 05/15/14 §	1,500,000	1,502,062
Smurfit-Stone Container Enterprises Inc Term B
(Exit Term Loan)
6.750% due 02/22/16 §	10,500,000	10,500,000
Solutia Inc Term B 4.750% due 03/17/17 §	1,995,000	1,995,930
Styron Sarl LLC Term B 7.500% due 06/17/16 §	2,125,000	2,123,230
TPC Group LLC
Term B
2.875% due 06/27/13 §	6,823,813	6,431,444
Term B (Incremental Term Loan)
2.875% due 06/27/13 §	3,151,187	2,969,994
United Central Industrial Supply Co LLC 2.643% due 03/31/12 §	2,271,811	2,192,298

		93,567,510

Telecommunication Services - 5.8%

Digicel International Finance Ltd
Tranche A
2.813% due 09/30/12 §	3,333,580	3,216,905
3.063% due 03/30/12 §	16,733,938	16,148,250
Intelsat Corp
Term B2A
2.792% due 01/03/14 §	3,334,016	3,095,277
Term B2B
2.792% due 01/03/14 §	3,332,992	3,094,327
Term B2C
2.792% due 01/03/14 §	3,332,992	3,094,327
MetroPCS Wireless Inc Term B 2.625% due 11/04/13 §	10,967,179	10,516,889
NTELOS Inc Term B
5.750% due 08/07/15 §	1,994,975	1,995,972
Telesat Canada
Term I (US Term Loan)
due 10/31/14 § ¥	918,546	878,743
Term II (US Term Loan)
due 10/31/14 § ¥	78,897	75,478
UPC Financing Partnership
Term T
3.930% due 12/30/16 §	6,000,000	5,628,000
Term X
due 12/29/17 § ¥	5,000,000	4,593,750
2.180% due 12/29/17 §	1,000,000	918,750
West Corp
Term B3
7.250% due 10/24/13 §	1,984,694	1,983,866
Term B4
4.251% due 07/15/16 §	3,969,072	3,763,160

		59,003,694

Utilities - 4.8%

Bosque Power Co LLC
9.500% due 01/16/15 §	4,957,641	3,565,372
Calpine Corp (First Priority Term Loan)
3.415% due 03/29/14 §	13,432,887	12,322,807
Coleto Creek Power LP
3.240% due 06/28/13 §	4,793,067	4,333,733
(Synthetic Letter of Credit)
3.283% due 06/28/13 §	3,205,645	2,898,438
Dynegy Holdings Inc
(Synthetic Letter of Credit)
4.100% due 04/02/13 §	13,414,689	12,563,701
Term B
4.100% due 04/02/13 §	1,074,359	1,006,205

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Mach Gen LLC (Letter of Credit) 2.533% due 02/22/13 §	$776,504	$716,972
Texas Competitive Electric Holdings Co LLC
Term B2
3.975% due 10/10/14 §	16,115,932	11,956,007

		49,363,235

Total Senior Loan Notes
(Cost $971,655,306)		959,237,848

SHORT-TERM INVESTMENT - 5.2%

Repurchase Agreement - 5.2%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $52,984,718; collateralized by U.S. Treasury Notes: 0.875% due 05/31/11 and value $54,048,900)	52,984,718	52,984,718

Total Short-Term Investment
(Cost $52,984,718)		52,984,718

TOTAL INVESTMENTS - 100.0%
(Cost $1,039,351,863)		1,025,510,708

OTHER ASSETS & LIABILITIES, NET - 0.0%		50,370

NET ASSETS - 100.0%		$1,025,561,078

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	35.8%
Materials	10.4%
Health Care	10.0%
Industrials	8.3%
Financials	5.9%
Telecommunication Services	5.8%
Information Technology	5.4%
Short-Term Investment	5.2%
Consumer Staples	5.0%
Utilities	4.8%
Energy	3.4%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	As of June 30, 2010, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	5.2%
BBB	3.8%
BB	35.5%
B	49.0%
CCC	1.4%
D	0.4%
Not Rated	4.7%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate value of $704,791 or 0.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees.

(e)	Securities with a total aggregate value of $700,000 or 0.1% of the net assets were in default as of June 30, 2010.

(f)	0.5% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(g)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
				Significant	Significant
		Total Value at	Level 1	Observable	Unobservable
		June 30, 2010	Quoted Price	Inputs	Inputs
Assets	Common Stocks
	Consumer Discretionary	$225,008	$-	$225,008	$-
	Materials	9,833,993	9,833,993	-	-

		10,059,001	9,833,993	225,008	-
	Corporate Bonds & Notes	3,229,141	-	3,229,141	-
	Senior Loan Notes	959,237,848	-	958,533,057	704,791
	Short-Term Investment	52,984,718	-	52,984,718	-

	Total	$1,025,510,708	$9,833,993	$1,014,971,924	$704,791

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) for the period ended June 30, 2010:

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation) on
	Value,	Net	Accrued	Total Net	in Net	Transfers		Level 3 Holdings
	Beginning	Purchases	Discounts	Realized	Unrealized	In and/or	Value,	Held at the End of
	of Period	(Sales)	(Premiums)	Gains (Losses)	Appreciation	Out of Level 3	End of Period	Period, if Applicable
Common Stocks	$54,523	($22,081)	$-	$22,081	$170,485	($225,008)	$-	$-
Corporate Bonds & Notes	14,127,529	(12,983,817)	15,237	(7,314,685)	6,155,736	-	-	-
Senior Loan Notes	36,191	(29,307)	-	(12,560)	10,467	700,000	704,791	-

	$14,218,243	($13,035,205)	$15,237	($7,305,164)	$6,336,688	$474,992	$704,791	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financials - 0.1%

JPMorgan Chase Capital Trust XXIX	40,000	$948,400

Total Preferred Stocks
(Cost $1,000,000)		948,400

COMMON STOCKS - 0.0%

Consumer Discretionary - 0.0%

Tropicana Las Vegas *	20,000	330,000

Total Common Stocks
(Cost $0)		330,000

	Principal
	Amount

CORPORATE BONDS & NOTES - 91.1%

Consumer Discretionary - 21.0%

Allison Transmission Inc 11.000% due 11/01/15 ~	$2,000,000	2,105,000
American Axle & Manufacturing Holdings Inc 9.250% due 01/15/17 ~	5,500,000	5,692,500
ARAMARK Corp 8.500% due 02/01/15	2,000,000	2,030,000
Arcos Dorados BV (Netherlands) 7.500% due 10/01/19 ~	2,000,000	2,100,000
AutoNation Inc 6.750% due 04/15/18	2,000,000	1,980,000
Beazer Homes USA Inc 6.500% due 11/15/13	2,000,000	1,855,000
Belo Corp 8.000% due 11/15/16	2,000,000	2,065,000
Cablevision Systems Corp 8.625% due 09/15/17 ~	10,000,000	10,250,000
CCO Holdings LLC 8.125% due 04/30/20 ~	2,000,000	2,055,000
Cengage Learning Acquisitions Inc 10.500% due 01/15/15 ~	2,000,000	1,870,000
13.250% due 07/15/15 ~	2,500,000	2,337,500
Cequel Communications Holdings I LLC 8.625% due 11/15/17 ~	2,000,000	2,002,500
Charter Communications Operating LLC 8.000% due 04/30/12 ~	5,000,000	5,225,000
Clear Channel Communications Inc 5.500% due 09/15/14	12,000,000	6,660,000
Clear Channel Worldwide Holdings Inc 9.250% due 12/15/17 ~	2,500,000	2,525,000
Columbus International Inc (Barbados) 11.500% due 11/20/14 ~	3,000,000	3,210,219
Desarrolladora Homex SAB de CV (Mexico) 9.500% due 12/11/19 ~	1,000,000	1,030,000
DISH DBS Corp 7.750% due 05/31/15	7,000,000	7,245,000
7.875% due 09/01/19	3,000,000	3,135,000
Ford Motor Co 7.450% due 07/16/31	2,500,000	2,268,750
General Motors Corp 7.700% due 04/15/16 Ψ	4,000,000	1,200,000
8.250% due 07/15/23 Ψ	7,000,000	2,152,500
Hanesbrands Inc 8.000% due 12/15/16	2,000,000	2,037,500
Harrah’s Operating Co Inc 10.000% due 12/15/18	6,000,000	4,950,000
11.250% due 06/01/17	4,000,000	4,230,000
12.750% due 04/15/18 ~	2,000,000	1,920,000
Hillman Group Inc 10.875% due 06/01/18 ~	1,500,000	1,552,500
Icahn Enterprises LP 8.000% due 01/15/18 ~	2,000,000	1,950,000
J.C. Penney Co Inc 7.125% due 11/15/23	3,000,000	3,180,000
Jarden Corp 8.000% due 05/01/16	2,000,000	2,065,000
K Hovnanian Enterprises Inc 10.625% due 10/15/16	3,000,000	3,015,000
Kabel Deutschland GmbH (Germany) 10.625% due 07/01/14	4,000,000	4,165,000
Lear Corp 7.875% due 03/15/18	4,500,000	4,533,750
8.125% due 03/15/20	2,000,000	2,015,000
Levi Strauss & Co 7.625% due 05/15/20 ~	4,250,000	4,186,250
Limited Brands Inc 7.000% due 05/01/20	1,500,000	1,518,750
8.500% due 06/15/19	2,500,000	2,706,250
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	6,000,000	5,850,000
Macy’s Retail Holdings Inc 5.900% due 12/01/16	5,000,000	5,037,500
MGM MIRAGE 6.750% due 04/01/13	9,500,000	8,526,250
7.500% due 06/01/16	2,000,000	1,585,000
9.000% due 03/15/20 ~	1,500,000	1,548,750
Michaels Stores Inc 11.375% due 11/01/16	2,000,000	2,090,000
Mohegan Tribal Gaming Authority 6.875% due 02/15/15	2,000,000	1,430,000
Net Servicos de Comunicacao SA (Brazil) 7.500% due 01/27/20 ~	2,000,000	2,100,000
Nielsen Finance LLC 0.000% due 08/01/16 §	7,500,000	7,181,250
QVC Inc 7.125% due 04/15/17 ~	3,500,000	3,447,500
Royal Caribbean Cruises Ltd (Liberia) 7.000% due 06/15/13	1,500,000	1,500,000
Scientific Games International Inc 9.250% due 06/15/19	4,000,000	4,110,000
Service Corp International 8.000% due 11/15/21	2,000,000	2,020,000
Sinclair Television Group Inc 9.250% due 11/01/17 ~	3,000,000	3,045,000
Sirius XM Radio Inc 8.750% due 04/01/15 ~	2,000,000	1,980,000
Standard Pacific Corp 8.375% due 05/15/18	2,000,000	1,910,000
10.750% due 09/15/16	3,000,000	3,225,000
Starwood Hotels & Resorts Worldwide Inc 7.150% due 12/01/19	1,500,000	1,526,250
7.875% due 10/15/14	3,000,000	3,240,000
Tenneco Inc 8.125% due 11/15/15	1,000,000	1,010,000
The Goodyear Tire & Rubber Co
8.750% due 08/15/20	2,000,000	2,055,000
9.000% due 07/01/15	2,000,000	2,065,000
10.500% due 05/15/16	3,000,000	3,277,500
The Interpublic Group of Cos Inc 10.000% due 07/15/17	2,500,000	2,768,750
The McClatchy Co 11.500% due 02/15/17 ~	3,500,000	3,570,000
The Neiman Marcus Group Inc 9.000% due 10/15/15	3,500,000	3,526,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
The ServiceMaster Co 10.750% due 07/15/15 ~	$3,900,000	$4,056,000
Toys R Us Property Co I LLC 10.750% due 07/15/17 ~	2,500,000	2,743,750
Toys R Us Property Co II LLC 8.500% due 12/01/17 ~	6,000,000	6,180,000
Travelport LLC 9.875% due 09/01/14	3,000,000	3,022,500
11.875% due 09/01/16	1,500,000	1,522,500
TRW Automotive Inc 8.875% due 12/01/17 ~	3,000,000	3,105,000
Umbrella Acquisition Inc 9.750% due 03/15/15 ~	2,000,000	1,675,000
Universal City Development Partners Ltd 8.875% due 11/15/15 ~	2,000,000	2,020,000
10.875% due 11/15/16 ~	1,000,000	1,025,000
Virgin Media Finance PLC (United Kingdom) 9.125% due 08/15/16	2,000,000	2,080,000
9.500% due 08/15/16	2,000,000	2,122,500
Wynn Las Vegas LLC 7.875% due 11/01/17 ~	4,000,000	4,070,000

		228,266,219

Consumer Staples - 2.8%

Constellation Brands Inc 7.250% due 09/01/16	2,000,000	2,027,500
7.250% due 05/15/17	2,000,000	2,037,500
Del Monte Corp 7.500% due 10/15/19 ~	3,000,000	3,082,500
Michael Foods Inc 9.750% due 07/15/18 ~	1,000,000	1,032,500
New Albertsons Inc 7.450% due 08/01/29	3,000,000	2,505,000
Revlon Consumer Products Corp 9.750% due 11/15/15 ~	4,000,000	4,120,000
Reynolds Group Issuer Inc (Multi-National) 7.750% due 10/15/16 ~	2,000,000	1,965,000
8.500% due 05/15/18 ~	3,000,000	2,958,750
Rite Aid Corp 9.500% due 06/15/17	1,500,000	1,196,250
Smithfield Foods Inc 7.750% due 05/15/13	2,500,000	2,489,062
Stater Brothers Holdings Inc 7.750% due 04/15/15	1,505,000	1,508,763
SUPERVALU Inc 8.000% due 05/01/16	6,000,000	5,970,000

		30,892,825

Energy - 9.7%

Antero Resources Finance Corp 9.375% due 12/01/17 ~	4,000,000	4,020,000
Arch Coal Inc 8.750% due 08/01/16 ~	4,000,000	4,190,000
Chesapeake Energy Corp 7.000% due 08/15/14	4,500,000	4,595,625
Complete Production Services Inc 8.000% due 12/15/16	2,500,000	2,456,250
CONSOL Energy Inc 8.000% due 04/01/17 ~	4,000,000	4,150,000
8.250% due 04/01/20 ~	2,000,000	2,095,000
Crosstex Energy LP 8.875% due 02/15/18	5,500,000	5,520,625
Denbury Resources Inc 9.750% due 03/01/16	3,000,000	3,255,000
El Paso Corp 7.000% due 06/15/17	4,000,000	4,000,280
8.250% due 02/15/16	5,960,000	6,272,900
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	2,000,000	1,920,000
Forest Oil Corp 7.250% due 06/15/19	2,500,000	2,425,000
8.500% due 02/15/14	2,000,000	2,095,000
Hilcorp Energy I LP 8.000% due 02/15/20 ~	4,000,000	3,970,000
Hornbeck Offshore Services Inc 8.000% due 09/01/17	3,000,000	2,685,000
Inergy LP 8.250% due 03/01/16	1,000,000	1,017,500
International Coal Group Inc 9.125% due 04/01/18	2,500,000	2,512,500
MarkWest Energy Partners LP 8.500% due 07/15/16	2,500,000	2,537,500
Massey Energy Co 6.875% due 12/15/13	2,500,000	2,453,125
OPTI Canada Inc (Canada) 8.250% due 12/15/14	2,000,000	1,750,000
9.000% due 12/15/12 ~	2,000,000	2,030,000
P.T. Adaro Indonesia Tbk (Indonesia) 7.625% due 10/22/19 ~	2,000,000	2,030,000
Petrohawk Energy Corp 9.125% due 07/15/13	2,000,000	2,095,000
Petroplus Finance Ltd (Bermuda) 6.750% due 05/01/14 ~	2,000,000	1,750,000
9.375% due 09/15/19 ~	2,000,000	1,730,000
Plains Exploration & Production Co 7.750% due 06/15/15	1,500,000	1,492,500
8.625% due 10/15/19	3,000,000	3,052,500
10.000% due 03/01/16	4,000,000	4,300,000
Range Resources Corp 7.500% due 05/15/16	3,000,000	3,041,250
Sabine Pass LNG LP 7.250% due 11/30/13	2,000,000	1,810,000
7.500% due 11/30/16	3,500,000	2,931,250
SandRidge Energy Inc 8.625% due 04/01/15	7,500,000	7,321,875
Southern Star Central Corp 6.750% due 03/01/16	1,500,000	1,458,750
TNK-BP Finance SA (Luxembourg) 7.250% due 02/02/20 ~	2,000,000	2,007,600
Venoco Inc 11.500% due 10/01/17	3,000,000	3,075,000
Western Refining Inc 11.250% due 06/15/17 ~	2,000,000	1,830,000

		105,877,030

Financials - 12.5%

Ally Financial Inc 7.500% due 12/31/13	4,000,000	4,030,000
American General Finance Corp 6.900% due 12/15/17	9,000,000	7,211,250
American International Group Inc 8.175% due 05/15/58 §	8,000,000	6,380,000
Arch Western Finance LLC 6.750% due 07/01/13	2,500,000	2,518,750
Bank of America Corp 8.000% ± §	2,500,000	2,418,175
CB Richard Ellis Services Inc 11.625% due 06/15/17	3,000,000	3,375,000
Chukchansi Economic Development Authority 4.123% due 11/15/12 ~ §	1,000,000	665,000
CIT Group Inc 7.000% due 05/01/14	7,709,213	7,304,479
7.000% due 05/01/15	8,959,213	8,309,670
7.000% due 05/01/16	2,848,689	2,613,672
7.000% due 05/01/17	3,988,165	3,609,290
Developers Diversified Realty Corp 7.500% due 04/01/17	3,000,000	2,949,513
Fibria Overseas Finance Ltd (Cayman) 7.500% due 05/04/20 ~	3,500,000	3,570,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
First Data Corp 9.875% due 09/24/15	$7,000,000	$5,355,000
10.550% due 09/24/15	2,631,875	1,941,008
11.250% due 03/31/16	2,500,000	1,550,000
Ford Motor Credit Co LLC 7.500% due 08/01/12	7,000,000	7,162,771
8.000% due 06/01/14	3,000,000	3,099,615
8.125% due 01/15/20	3,000,000	3,069,141
8.700% due 10/01/14	9,000,000	9,391,257
General Motors Acceptance Corp 6.875% due 08/28/12	7,500,000	7,556,250
8.300% due 02/12/15 ~	10,000,000	10,150,000
Host Hotels & Resorts LP 9.000% due 05/15/17	2,500,000	2,687,500
iStar Financial Inc 5.150% due 03/01/12	4,000,000	3,320,000
Liberty Mutual Group Inc 7.800% due 03/15/37 ~	4,500,000	3,735,000
10.750% due 06/15/58 ~ §	3,000,000	3,270,000
Lloyds Banking Group PLC (United Kingdom) 6.413% ~ ± §	3,000,000	1,530,000
Nuveen Investments Inc 10.500% due 11/15/15	3,500,000	3,062,500
RBS Capital Trust I 4.709% § ±	1,716,000	875,160
RBS Capital Trust II 6.425% § ±	3,000,000	1,515,000
RBS Capital Trust III 5.512% § ±	2,000,000	1,020,000
Realogy Corp 12.375% due 04/15/15	3,500,000	2,660,000
Reckson Operating Partnership LP 7.750% due 03/15/20 ~	3,000,000	2,948,550
Ventas Realty LP 9.000% due 05/01/12	2,000,000	2,117,652
Zions Bancorp 5.650% due 05/15/14	3,000,000	2,833,899

		135,805,102

Health Care - 6.2%

American Renal Holdings 8.375% due 05/15/18 ~	1,595,000	1,587,025
Apria Healthcare Group Inc 12.375% due 11/01/14 ~	2,000,000	2,145,000
Bausch & Lomb Inc 9.875% due 11/01/15	2,000,000	2,065,000
Biomet Inc 10.375% due 10/15/17	5,000,000	5,400,000
CHS/Community Health Systems Inc 8.875% due 07/15/15	6,750,000	6,977,812
DaVita Inc 7.250% due 03/15/15	1,500,000	1,507,500
Fresenius Medical Care Capital Trust IV 7.875% due 06/15/11	2,000,000	2,077,500
HCA Inc 7.250% due 09/15/20	1,500,000	1,515,000
8.500% due 04/15/19	2,500,000	2,662,500
9.250% due 11/15/16	14,750,000	15,671,875
HealthSouth Corp 10.750% due 06/15/16	3,500,000	3,797,500
Multiplan Inc 10.375% due 04/15/16 ~	3,375,000	3,476,250
Mylan Inc 7.625% due 07/15/17 ~	2,000,000	2,050,000
7.875% due 07/15/20 ~	1,000,000	1,025,000
Omnicare Inc 6.875% due 12/15/15	3,000,000	3,015,000
Phibro Animal Health Corp 9.250% due 07/01/18 ~	1,000,000	1,000,000
Select Medical Corp 7.625% due 02/01/15	2,000,000	1,890,000
Tenet Healthcare Corp 9.000% due 05/01/15 ~	2,250,000	2,390,625
9.250% due 02/01/15	3,000,000	3,112,500
US Oncology Inc 9.125% due 08/15/17	2,500,000	2,581,250
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	2,000,000	1,930,000

		67,877,337

Industrials - 10.0%

Ashtead Capital Inc 9.000% due 08/15/16 ~	4,000,000	3,940,000
Avis Budget Car Rental LLC 9.625% due 03/15/18 ~	2,500,000	2,537,500
Bombardier Inc (Canada) 7.750% due 03/15/20 ~	7,000,000	7,297,500
Casella Waste Systems Inc 11.000% due 07/15/14 ~	1,500,000	1,627,500
Ceridian Corp 11.250% due 11/15/15	3,000,000	2,722,500
Colt Defense Inc 8.750% due 11/15/17 ~	2,000,000	1,595,000
Continental Airlines Inc 8.750% due 12/01/11	4,000,000	4,045,000
Delta Air Lines Inc 9.500% due 09/15/14 ~	3,500,000	3,692,500
12.250% due 03/15/15 ~	1,000,000	1,072,500
FTI Consulting Inc 7.750% due 10/01/16	3,775,000	3,831,625
Goodman Global Group Inc 0.000% due 12/15/14 ~	6,000,000	3,690,000
Hawker Beechcraft Acquisition Co LLC 8.500% due 04/01/15	2,000,000	1,612,500
International Lease Finance Corp 5.250% due 01/10/13	5,000,000	4,600,000
5.300% due 05/01/12	4,000,000	3,780,000
5.650% due 06/01/14	2,500,000	2,231,250
8.625% due 09/15/15 ~	4,500,000	4,275,000
Kansas City Southern de Mexico SA de CV (Mexico) 8.000% due 02/01/18 ~	3,000,000	3,120,000
L-3 Communications Corp 6.375% due 10/15/15	3,440,000	3,457,200
Masco Corp 7.750% due 08/01/29	5,000,000	4,837,235
McJunkin Red Man Corp 9.500% due 12/15/16 ~	3,000,000	2,925,000
Mobile Mini Inc 6.875% due 05/01/15	1,500,000	1,398,750
9.750% due 08/01/14	1,000,000	1,027,500
Navios Maritime Holdings Inc 8.875% due 11/01/17 ~	3,000,000	3,037,500
Navistar International Corp 8.250% due 11/01/21	2,000,000	2,040,000
Ply Gem Industries Inc 11.750% due 06/15/13	1,000,000	1,050,000
RailAmerica Inc 9.250% due 07/01/17	2,000,000	2,105,000
RBS Global Inc 8.500% due 05/01/18 ~	1,500,000	1,462,500
RR Donnelley & Sons Co 7.625% due 06/15/20	2,000,000	1,987,596
RSC Equipment Rental Inc 9.500% due 12/01/14	3,500,000	3,495,625
10.000% due 07/15/17 ~	2,500,000	2,693,750
Spirit Aerosystems Inc 7.500% due 10/01/17	4,000,000	3,940,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Terex Corp 8.000% due 11/15/17	$2,000,000	$1,860,000
The Hertz Corp 8.875% due 01/01/14	2,000,000	2,035,000
Trimas Corp 9.750% due 12/15/17 ~	2,000,000	2,035,000
Triumph Group Inc 8.625% due 07/15/18 ~	2,000,000	2,050,000
United Air Lines Inc
9.875% due 08/01/13 ~	2,000,000	2,060,000
United Air Lines Pass-Through Trust 9.750% due 01/15/17	2,000,000	2,135,000
United Rentals North America Inc 7.000% due 02/15/14	2,000,000	1,890,000
USG Corp 9.500% due 01/15/18	2,000,000	1,990,000
9.750% due 08/01/14 ~	2,000,000	2,090,000

		109,273,031

Information Technology - 2.3%

Alion Science & Technology Corp 10.250% due 02/01/15	4,500,000	3,510,000
Freescale Semiconductor Inc 9.125% due 12/15/14	2,000,000	1,800,000
9.250% due 04/15/18 ~	4,000,000	3,970,000
Mantech International Corp 7.250% due 04/15/18 ~	1,000,000	1,015,000
NXP BV (Netherlands) 3.394% due 10/15/13 §	EUR 2,500,000	2,629,127
SunGard Data Systems Inc 9.125% due 08/15/13	$2,000,000	2,042,500
10.250% due 08/15/15	4,500,000	4,668,750
Unisys Corp 12.500% due 01/15/16	3,000,000	3,255,000
Wyle Services Corp 10.500% due 04/01/18 ~	2,000,000	2,000,000

		24,890,377

Materials - 9.5%

Berry Plastics Corp 8.875% due 09/15/14	1,000,000	967,500
10.250% due 03/01/16	3,000,000	2,632,500
Boise Paper Holdings LLC 8.000% due 04/01/20 ~	2,500,000	2,506,250
9.000% due 11/01/17 ~	2,000,000	2,070,000
Braskem SA (Cayman) 7.000% due 05/07/20 ~	2,000,000	2,030,000
BWAY Holding Co 10.000% due 06/15/18 ~	1,500,000	1,571,250
CF Industries Inc 6.875% due 05/01/18	2,500,000	2,550,000
Crown Americas LLC 7.625% due 11/15/13	1,800,000	1,858,500
7.750% due 11/15/15	4,000,000	4,170,000
Domtar Corp 7.125% due 08/15/15	626,000	660,430
10.750% due 06/01/17	2,000,000	2,410,000
FMG Finance Property Ltd (Australia) 10.625% due 09/01/16 ~	2,500,000	2,762,500
Georgia Gulf Corp 9.000% due 01/15/17 ~	2,500,000	2,550,000
Georgia-Pacific LLC 7.000% due 01/15/15 ~	4,000,000	4,060,000
7.125% due 01/15/17 ~	3,165,000	3,244,125
8.000% due 01/15/24	2,500,000	2,662,500
Glatfelter 7.125% due 05/01/16 ~	1,952,000	1,912,960
Graham Packaging Co LP 9.875% due 10/15/14	1,500,000	1,541,250
Hexion U.S. Finance Corp 8.875% due 02/01/18	3,500,000	3,176,250
9.750% due 11/15/14	2,000,000	1,900,000
Huntsman International LLC 5.500% due 06/30/16 ~	4,000,000	3,520,000
Ineos Finance PLC (United Kingdom) 9.000% due 05/15/15 ~	500,000	501,250
Lyondell Chemical Co 11.000% due 05/01/18	4,000,000	4,310,000
Momentive Performance Materials Inc 9.750% due 12/01/14	4,000,000	3,800,000
11.500% due 12/01/16	1,500,000	1,331,250
NewPage Corp 10.000% due 05/01/12	3,500,000	1,916,250
Nova Chemicals Corp (Canada) 8.375% due 11/01/16	5,040,000	5,040,000
Novelis Inc (Canada) 7.250% due 02/15/15	2,000,000	1,940,000
11.500% due 02/15/15	2,000,000	2,100,000
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	2,000,000	2,095,000
Rock-Tenn Co 8.200% due 08/15/11	1,500,000	1,573,125
9.250% due 03/15/16	6,000,000	6,465,000
Ryerson Holding Corp 0.000% due 02/01/15 ~	3,000,000	1,338,750
Ryerson Inc 12.000% due 11/01/15	3,000,000	3,082,500
Silgan Holdings Inc 7.250% due 08/15/16	1,381,000	1,422,430
Sino-Forest Corp (Canada) 10.250% due 07/28/14 ~	2,000,000	2,135,000
Solo Cup Co 10.500% due 11/01/13	2,000,000	2,077,500
Steel Dynamics Inc 6.750% due 04/01/15	2,000,000	2,017,500
7.625% due 03/15/20 ~	1,500,000	1,500,000
US Steel Corp 7.375% due 04/01/20	2,000,000	1,987,500
Verso Paper Holdings LLC 9.125% due 08/01/14	2,000,000	1,920,000
11.375% due 08/01/16	1,000,000	857,500
Weyerhaeuser Co 7.375% due 10/01/19	3,000,000	3,177,567

		103,344,137

Telecommunication Services - 11.5%

Axtel SAB de CV (Mexico) 9.000% due 09/22/19 ~	3,000,000	2,685,000
Cincinnati Bell Inc 8.750% due 03/15/18	4,000,000	3,650,000
Clearwire Communications LLC 12.000% due 12/01/15 ~	7,500,000	7,509,375
Cricket Communications Inc 7.750% due 05/15/16	3,000,000	3,075,000
Digicel Group Ltd (Bermuda) 8.875% due 01/15/15 ~	1,500,000	1,473,750
10.500% due 04/15/18 ~	1,600,000	1,658,000
Digicel Ltd (Bermuda) 8.250% due 09/01/17 ~	2,000,000	1,990,000
Frontier Communications Corp 6.625% due 03/15/15	2,500,000	2,425,000
Intelsat Bermuda SA (Luxembourg) 11.250% due 02/04/17	8,000,000	8,140,000
11.500% due 02/04/17	8,500,000	8,521,250
Intelsat Corp 9.250% due 06/15/16	4,650,000	4,905,750
Intelsat Jackson Holdings SA (Luxembourg) 9.250% due 06/15/16 Δ	1,000,000	997,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Intelsat Subsidiary Holding SA (Bermuda) 8.875% due 01/15/15 ~	$2,500,000	$2,540,625
Level 3 Financing Inc 9.250% due 11/01/14	3,000,000	2,737,500
MetroPCS Wireless Inc 9.250% due 11/01/14	2,500,000	2,587,500
New Communications Holdings Inc 8.250% due 04/15/17 ~ Δ	4,500,000	4,539,375
8.500% due 04/15/20 ~	4,000,000	4,030,000
8.750% due 04/15/22 ~	2,000,000	2,010,000
Nextel Communications Inc 5.950% due 03/15/14	9,000,000	8,392,500
6.875% due 10/31/13	2,365,000	2,302,919
Qwest Communications International Inc 7.500% due 02/15/14	4,475,000	4,508,562
8.000% due 10/01/15 ~	6,000,000	6,195,000
Qwest Corp 7.125% due 11/15/43	7,500,000	6,506,250
7.500% due 06/15/23	2,500,000	2,406,250
Sable International Finance Ltd (Cayman) 7.750% due 02/15/17 ~	2,500,000	2,525,000
SBA Telecommunications Inc 8.000% due 08/15/16 ~	5,500,000	5,720,000
Sprint Nextel Corp 6.000% due 12/01/16	6,500,000	5,866,250
Telesat LLC (Canada) 11.000% due 11/01/15	6,000,000	6,510,000
Valor Telecommunications Enterprises Finance Corp 7.750% due 02/15/15	2,500,000	2,551,490
West Corp 9.500% due 10/15/14	2,000,000	2,020,000
11.000% due 10/15/16	2,000,000	2,045,000
Windstream Corp 7.875% due 11/01/17	2,500,000	2,453,125

		125,477,971

Utilities - 5.6%

Dynegy Holdings Inc 7.500% due 06/01/15 ~	2,000,000	1,582,500
7.625% due 10/15/26	4,700,000	2,914,000
Edison Mission Energy 7.200% due 05/15/19	4,000,000	2,480,000
7.750% due 06/15/16	2,000,000	1,400,000
Energy Future Holdings Corp 10.875% due 11/01/17	8,000,000	5,960,000
Ipalco Enterprises Inc 7.250% due 04/01/16 ~	2,450,000	2,517,375
Midwest Generation LLC 8.560% due 01/02/16	1,523,196	1,504,156
Mirant Americas Generation LLC 9.125% due 05/01/31	2,000,000	1,850,000
North American Energy Alliance LLC 10.875% due 06/01/16 ~	1,000,000	1,035,000
NRG Energy Inc 7.250% due 02/01/14	4,000,000	4,065,000
7.375% due 02/01/16	9,500,000	9,476,250
Public Service Co of New Mexico 7.950% due 05/15/18	2,750,000	2,902,944
RRI Energy Inc 7.875% due 06/15/17	3,000,000	2,850,000
Suburban Propane Partners LP 7.375% due 03/15/20	2,000,000	2,035,000
Texas Competitive Electric Holdings Co LLC 10.250% due 11/01/15	5,000,000	3,325,000
The AES Corp 7.750% due 03/01/14	5,000,000	5,112,500
9.750% due 04/15/16	2,500,000	2,700,000
Wind Acquisition Finance SA (Luxembourg) 11.750% due 07/15/17 ~	2,500,000	2,575,000
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	5,000,000	4,575,000

		60,859,725

Total Corporate Bonds & Notes
(Cost $959,369,251)		992,563,754

CONVERTIBLE CORPORATE BONDS & NOTES - 1.2%

Energy - 0.6%

Chesapeake Energy Corp 2.250% due 12/15/38	2,500,000	1,815,625
2.500% due 05/15/37	2,000,000	1,567,500
Peabody Energy Corp 4.750% due 12/15/41	3,000,000	2,940,000

		6,323,125

Information Technology - 0.2%

Advanced Micro Devices Inc 6.000% due 05/01/15	2,000,000	1,910,000

Telecommunication Services - 0.4%

Leap Wireless International Inc 4.500% due 07/15/14	2,500,000	2,106,250
SBA Communications Corp 1.875% due 05/01/13	3,000,000	3,030,000

		5,136,250

Total Convertible Corporate Bonds & Notes
(Cost $12,919,809)		13,369,375

SENIOR LOAN NOTES - 1.1%

Consumer Discretionary - 0.6%

Ford Motor Co 3.331% due 12/16/13 §	3,893,540	3,687,100
Newsday LLC (Fixed Rate Term Loan) 10.500% due 08/01/13 §	2,500,000	2,625,000

		6,312,100

Financials - 0.2%

First Data Corp Term B1 2.750% due 09/24/14 §	2,493,590	2,103,273

Utilities - 0.3%

Texas Competitive Electric Holdings Co LLC (Delayed Draw Term Loan) 3.851% due 10/10/14 §	3,970,000	2,918,661

Total Senior Loan Notes
(Cost $10,754,193)		11,334,034

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENT - 4.1%

Repurchase Agreement - 4.1%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $45,045,191; collateralized by U.S. Treasury Notes: 0.875% due 01/31/11 and value $45,947,038)	$45,045,191	$45,045,191

Total Short-Term Investment
(Cost $45,045,191)		45,045,191

TOTAL INVESTMENTS - 97.6%
(Cost $1,029,088,444)		1,063,590,754

OTHER ASSETS & LIABILITIES, NET - 2.4%		26,430,446

NET ASSETS - 100.0%		$1,090,021,200

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	21.6%
Financials	12.8%
Telecommunication Services	11.9%
Energy	10.3%
Industrials	10.0%
Materials	9.5%
Health Care	6.2%
Utilities	5.9%
Short-Term Investment	4.1%
Consumer Staples	2.8%
Information Technology	2.5%

97.6%
Other Assets & Liabilities, Net	2.4%

100.0%

(b)	As of June 30, 2010, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt Only)	4.2%
BBB	3.5%
BB	34.7%
B	40.7%
CCC	14.3%
C	0.7%
Not Rated	1.9%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate value of $3,352,500 or 0.3% of the net assets were in default as of June 30, 2010.

(e)	0.5% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(f)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$948,400	$948,400	$-	$-
	Common Stocks (1)	330,000	-	330,000	-
	Corporate Bonds & Notes	992,563,754	-	992,563,754	-
	Convertible Corporate Bonds & Notes	13,369,375	-	13,369,375	-
	Senior Loan Notes	11,334,034	-	11,334,034	-
	Short-Term Investment	45,045,191	-	45,045,191	-

	Total	$1,063,590,754	$948,400	$1,062,642,354	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) for the period ended June 30, 2010:

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation) on
					in Net			Level 3 Holdings
	Value,	Net	Accrued	Total Net	Unrealized	Transfers		Held at the
	Beginning	Purchases	Discounts	Realized	Appreciation	In and/or	Value,	End of Period,
	of Period	(Sales)	(Premiums)	Gains (Losses)	(Depreciation)	Out of Level 3	End of Period	if Applicable
Common Stocks (1)	$340,000	$-	$-	$-	($10,000)	($330,000)	$-	$-
Corporate Bond & Notes	2,865,300	(2,966,250)	773	10,065	90,112	-	-	-

	$3,205,300	($2,966,250)	$773	$10,065	$80,112	($330,000)	$-	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	3,200	$2,979,200

Total Convertible Preferred Stocks
(Cost $3,200,000)		2,979,200

	Principal
	Amount
CORPORATE BONDS & NOTES - 30.6%

Consumer Discretionary - 0.6%

Centex Corp
5.700% due 05/15/14	$3,500,000	3,561,250
DISH DBS Corp 7.000% due 10/01/13	9,000,000	9,315,000
Limited Brands Inc 6.900% due 07/15/17	1,000,000	1,007,500
Macy’s Retail Holdings Inc 5.875% due 01/15/13	2,000,000	2,065,000
7.450% due 07/15/17	1,000,000	1,087,500
Starwood Hotels & Resorts Worldwide Inc 6.250% due 02/15/13	3,000,000	3,127,500
6.750% due 05/15/18	3,900,000	3,919,500
7.875% due 05/01/12	5,500,000	5,940,000

		30,023,250

Consumer Staples - 0.5%

Cadbury Schweppes US Finance LLC 5.125% due 10/01/13 ~	6,200,000	6,754,565
Reynolds American Inc 1.237% due 06/15/11 §	8,200,000	8,147,963
UST Inc 6.625% due 07/15/12	8,900,000	9,625,483

		24,528,011

Energy - 0.1%

BP Capital Markets PLC (United Kingdom) 0.667% due 04/11/11 §	800,000	765,343
Gaz Capital SA (Russia) 7.343% due 04/11/13 ~	1,200,000	1,275,000

		2,040,343

Financials - 27.2%

American Express Credit Corp
0.467% due 02/24/12 §	5,550,000	5,489,877
0.498% due 10/04/10 §	3,495,000	3,494,783
0.510% due 06/16/11 §	3,060,000	3,045,055
American International Group Inc 4.700% due 10/01/10	1,100,000	1,105,500
5.600% due 10/18/16	800,000	734,400
8.175% due 05/15/58 §	7,900,000	6,300,250
8.250% due 08/15/18	4,900,000	4,985,750
8.625% due 05/22/38 § ~	GBP 1,400,000	1,589,723
ANZ National International Ltd (New Zealand)
0.900% due 08/19/14 § ~	$10,000,000	10,087,500
Bank of America Corp 0.536% due 08/15/11 §	500,000	494,048
0.830% due 06/11/12 §	GBP 2,500,000	3,575,293
Bank of Montreal (Canada)
2.850% due 06/09/15 ~	$19,700,000	20,054,107
Bank of Scotland PLC (United Kingdom) 4.880% due 04/15/11 ~ Δ	6,300,000	6,503,868
Barclays Bank PLC ‘NY’ (United Kingdom) 1.639% due 12/16/11 §	59,800,000	59,785,469
BRFkredit (Denmark) 0.553% due 04/15/13 § ~	1,900,000	1,900,895
Caelus Re Ltd (Cayman) 6.788% due 06/07/11 § ~ Δ	1,200,000	1,164,976
CIT Group Inc
7.000% due 05/01/13	106,773	102,769
7.000% due 05/01/14	160,161	151,753
7.000% due 05/01/15	160,161	148,549
7.000% due 05/01/16	266,936	244,914
7.000% due 05/01/17	373,711	338,208
Citibank NA 0.436% due 11/15/12 §	5,000,000	5,018,150
1.375% due 08/10/11	1,000,000	1,009,880
Citigroup Inc 0.535% due 05/18/11 §	10,590,000	10,505,174
5.250% due 02/27/12	6,700,000	6,943,190
5.300% due 10/17/12	48,100,000	49,884,029
6.500% due 01/18/11	5,000,000	5,121,535
Commonwealth Bank of Australia (Australia) 0.714% due 07/12/13 § ~	69,400,000	69,193,674
0.819% due 09/17/14 § ~	8,100,000	8,076,210
1.038% due 06/25/14 § ~	18,500,000	18,605,172
Countrywide Financial Corp 0.800% due 05/07/12 §	4,000,000	3,907,852
5.800% due 06/07/12	7,712,000	8,114,674
Countrywide Home Loans Inc 4.000% due 03/22/11	3,100,000	3,157,099
Dexia Credit Local (Belgium) 0.808% due 04/29/14 § ~	68,400,000	68,390,287
1.188% due 09/23/11 § ~	7,300,000	7,311,957
Ford Motor Credit Co LLC 7.250% due 10/25/11	10,800,000	11,098,836
7.800% due 06/01/12	500,000	515,196
Foundation Re II Ltd (Cayman) 7.195% due 11/26/10 § ~ Δ	2,600,000	2,486,120
General Electric Capital Corp
0.539% due 09/21/12 §	61,500,000	61,671,339
0.539% due 12/21/12 §	42,400,000	42,565,106
0.708% due 06/01/12 §	96,100,000	96,655,746
General Motors Acceptance Corp 6.875% due 08/28/12	10,600,000	10,584,100
Genworth Financial Inc 6.515% due 05/22/18	3,000,000	2,894,142
Green Valley Ltd (Cayman)
4.240% due 01/10/11 § ~ Δ	EUR 2,100,000	2,571,618
HCP Inc
6.700% due 01/30/18	$3,000,000	3,169,404
HSBC Finance Corp 0.584% due 08/09/11 §	6,600,000	6,541,999
0.586% due 04/24/12 §	789,000	770,064
0.654% due 07/19/12 §	7,500,000	7,302,315
6.750% due 05/15/11	450,000	468,545
ING Bank Australia Ltd (Australia)
5.610% due 06/24/14 §	AUD 2,000,000	1,693,015
ING Bank NV (Netherlands)
0.928% due 01/13/12 § ~	$6,500,000	6,539,839
1.333% due 03/30/12 § ~	49,200,000	49,383,959
JPMorgan Chase & Co 0.474% due 01/17/11 §	700,000	700,535
LeasePlan Corp NV (Netherlands) 3.000% due 05/07/12 ~	9,800,000	10,085,307
Lehman Brothers Holdings Inc 2.520% due 11/24/08 § Ψ	900,000	180,000
2.851% due 12/23/08 § Ψ	3,600,000	720,000
5.259% due 06/12/13 § Ψ	EUR 4,210,000	1,196,956
6.200% due 09/26/14 Ψ	$1,900,000	384,750
6.875% due 05/02/18 Ψ	7,000,000	1,461,250
7.000% due 09/27/27 Ψ	1,700,000	344,250
Liberty Mutual Group Inc 5.750% due 03/15/14 ~	3,600,000	3,746,858

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Marsh & McLennan Cos Inc 5.750% due 09/15/15	$6,000,000	$6,427,500
Merna Reinsurance Ltd (Bermuda) 0.940% due 07/07/10 § ~ Δ	17,900,000	17,896,420
Merrill Lynch & Co Inc 0.544% due 11/01/11 §	10,065,000	9,896,270
0.768% due 06/05/12 §	3,000,000	2,915,286
0.863% due 02/16/12 §	EUR 5,000,000	5,897,523
0.880% due 02/21/12 §	GBP 700,000	1,000,900
0.952% due 08/09/13 §	EUR 1,600,000	1,820,608
1.492% due 09/27/12 §	2,000,000	2,351,154
5.450% due 02/05/13	$9,000,000	9,449,289
Metropolitan Life Global Funding I
1.664% due 09/17/12 § ~	22,600,000	22,689,202
2.437% due 06/10/11 § ~	3,300,000	3,342,253
Morgan Stanley
0.545% due 01/09/12 §	1,000,000	972,726
0.595% due 01/09/14 §	3,200,000	2,948,496
1.029% due 03/01/13 §	EUR 600,000	690,592
6.750% due 04/15/11	$29,756,000	30,791,806
National Australia Bank Ltd (Australia) 0.795% due 07/08/14 § ~	125,700,000	127,085,842
NIBC Bank NV (Netherlands) 2.800% due 12/02/14 ~	36,600,000	37,123,746
Santander Holdings USA Inc 4.900% due 09/23/10	6,790,000	6,833,925
Santander US Debt SA Unipersonal (Spain) 1.333% due 03/30/12 § ~	41,700,000	40,487,698
SLM Corp
0.737% due 03/15/11 §	5,000,000	4,891,140
3.814% due 03/15/12 §	223,000	206,482
4.286% due 02/01/14 §	1,055,000	905,422
4.434% due 01/31/14 §	2,472,000	2,065,381
4.439% due 11/21/13 §	300,000	251,898
4.764% due 12/15/13 §	200,000	166,606
8.450% due 06/15/18	2,912,000	2,692,927
Svenska Handelsbanken AB (Sweden) 1.536% due 09/14/12 § ~	18,600,000	18,683,942
The Bear Stearns Cos Inc
0.534% due 02/01/12 §	8,702,000	8,661,666
0.728% due 11/28/11 §	3,000,000	2,991,588
The Goldman Sachs Group Inc
0.533% due 02/06/12 §	10,000,000	9,753,250
0.567% due 08/05/11 §	1,000,000	990,783
0.794% due 01/12/15 §	500,000	460,832
0.988% due 03/22/16 §	18,500,000	16,530,268
The Royal Bank of Scotland Group PLC (United Kingdom)
1.213% due 04/23/12 §	1,800,000	1,823,661
1.450% due 10/20/11 ~	52,000,000	52,120,328
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 7.700% due 08/07/13 ~	7,500,000	8,122,808
UBS AG (Switzerland) 1.785% due 09/29/11 §	30,100,000	30,248,393
US Central Federal Credit Union 1.900% due 10/19/12	26,800,000	27,374,297
Vita Capital III Ltd (Cayman) 1.653% due 01/01/12 § ~ Δ	2,400,000	2,331,840
Wachovia Bank NA 0.606% due 12/02/10 §	4,900,000	4,900,956
Wachovia Corp 0.443% due 04/23/12 §	2,100,000	2,076,094
Western Corporate Federal Credit Union 1.750% due 11/02/12	25,300,000	25,742,067
Westpac Banking Corp (Australia) 0.817% due 09/10/14 § ~	2,900,000	2,905,936

		1,279,787,620

Health Care - 0.0%

Cardinal Health Inc 6.000% due 06/15/17	1,000,000	1,119,192

Industrials - 0.9%

Con-way Inc 7.250% due 01/15/18	7,000,000	7,615,538
International Lease Finance Corp
0.863% due 07/01/11 §	3,290,000	3,036,226
5.625% due 09/20/13	3,400,000	3,085,500
6.625% due 11/15/13	3,200,000	2,984,000
Masco Corp 6.125% due 10/03/16	5,300,000	5,137,179
PACCAR Inc 1.710% due 09/14/12 §	15,700,000	15,980,213
RACERS 0.479% due 07/25/17 § ~ Δ	3,000,000	2,847,531

		40,686,187

Materials - 0.7%

Alcoa Inc 6.750% due 07/15/18	2,000,000	2,022,746
Rexam PLC (United Kingdom) 6.750% due 06/01/13 ~	4,200,000	4,531,061
Temple-Inland Inc 6.875% due 01/15/18	4,000,000	4,208,352
The Dow Chemical Co 2.624% due 08/08/11 §	11,565,000	11,745,726
4.625% due 05/27/11	EUR 2,300,000	2,868,007
4.850% due 08/15/12	$4,300,000	4,539,071
Xstrata Canada Corp (Canada) 7.350% due 06/05/12	3,700,000	4,012,336

		33,927,299

Telecommunication Services - 0.5%

Embarq Corp 6.738% due 06/01/13	5,000,000	5,442,685
Verizon Wireless Capital LLC
3.065% due 05/20/11 §	5,415,000	5,537,087
3.750% due 05/20/11	12,200,000	12,499,266

		23,479,038

Utilities - 0.1%

Indianapolis Power & Light Co 6.300% due 07/01/13 ~	500,000	556,601
Ohio Power Co 5.300% due 11/01/10	2,250,000	2,279,522

		2,836,123

Total Corporate Bonds & Notes
(Cost $1,435,537,652)		1,438,427,063

SENIOR LOAN NOTES - 0.1%

Consumer Discretionary - 0.1%

Ford Motor Co 3.331% due 12/16/13 §	3,874,369	3,668,946

Total Senior Loan Notes
(Cost $3,688,156)		3,668,946

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES - 10.1%

Collateralized Mortgage Obligations - Commercial - 2.7%

Banc of America Commercial Mortgage Inc 5.414% due 09/10/47 "	$2,500,000	$2,621,038
5.658% due 06/10/49 " §	2,900,000	2,809,566
5.738% due 05/10/45 " §	1,400,000	1,485,480
5.744% due 02/10/51 " §	2,900,000	3,033,574
5.889% due 07/10/44 " §	11,015,000	11,213,846
Banc of America Large Loan Inc 0.860% due 08/15/29 " § ~	20,227,061	18,476,033
Bear Stearns Commercial Mortgage Securities
0.000% due 05/18/11 " ~	6,400,000	6,284,655
6.440% due 06/16/30 "	8,624	8,644
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.886% due 11/15/44 " §	900,000	914,556
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/39 "	3,700,000	3,874,392
5.722% due 06/15/39 " §	4,140,000	3,956,704
GE Capital Commercial Mortgage Corp
4.229% due 12/10/37 "	3,650,076	3,683,296
4.706% due 05/10/43 "	208,946	208,853
GMAC Commercial Mortgage Securities Inc 5.238% due 11/10/45 " §	10,000,000	10,543,238
Greenwich Capital Commercial Funding Corp 5.444% due 03/10/39 "	11,815,000	11,863,108
GS Mortgage Securities Corp II 0.441% due 03/06/20 " § ~	5,233,462	5,068,095
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 "	1,590,000	1,575,096
5.429% due 12/12/43 "	1,650,000	1,702,284
5.794% due 02/12/51 " §	4,000,000	4,055,992
LB-UBS Commercial Mortgage Trust 5.424% due 02/15/40 "	420,000	419,094
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	698,624
Morgan Stanley Capital I
0.410% due 10/15/20 " § ~	5,772,445	5,234,636
5.880% due 06/11/49 " §	3,200,000	3,257,402
Morgan Stanley Dean Witter Capital I 7.662% due 03/11/16 " § ~	2,000,000	2,084,878
Wachovia Bank Commercial Mortgage Trust
0.430% due 06/15/20 " § ~	15,284,774	12,952,599
0.440% due 09/15/21 " § ~	11,567,057	10,512,434

		128,538,117

Collateralized Mortgage Obligations - Residential - 6.7%

American General Mortgage Loan Trust 5.150% due 03/25/58 " § ~	14,592,667	14,617,569
American Home Mortgage Assets 1.113% due 02/25/47 " §	6,729,339	3,302,830
American Home Mortgage Investment Trust 5.660% due 09/25/45 " §	3,358,887	2,911,829
Arkle Master Issuer PLC (United Kingdom) 1.535% due 05/17/60 " § ~	12,800,000	12,726,267
Banc of America Funding Corp 5.978% due 01/20/47 " §	4,111,337	2,944,846
Banc of America Mortgage Securities Inc
2.869% due 06/25/35 " §	1,225,783	1,143,303
4.888% due 08/25/35 " §	1,033,764	881,734
5.187% due 11/25/34 " §	339,294	316,998
BCAP LLC Trust 0.517% due 01/25/37 " §	4,005,081	2,074,993
Bear Stearns Adjustable Rate Mortgage Trust 2.530% due 08/25/35 " §	2,045,022	1,955,681
2.560% due 08/25/35 " §	2,757,125	2,607,308
2.934% due 03/25/35 " §	2,089,007	1,929,083
3.399% due 02/25/34 " §	3,832,703	3,217,472
4.999% due 01/25/35 " §	1,519,818	1,534,975
Bear Stearns Alt-A Trust
4.539% due 09/25/35 " §	20,970,588	15,885,577
5.553% due 01/25/36 " §	5,339,531	3,047,444
Bear Stearns Structured Products Inc
5.487% due 01/26/36 " §	18,229,822	11,524,219
5.563% due 12/26/46 " §	8,415,978	5,564,455
Chevy Chase Mortgage Funding Corp 0.477% due 05/25/48 " § ~	317,085	121,584
Citigroup Mortgage Loan Trust Inc
0.417% due 01/25/37 " § ~	783,264	693,647
2.510% due 08/25/35 " §	2,028,220	1,790,831
2.810% due 10/25/35 " §	1,376,599	1,142,906
2.820% due 12/25/35 " §	277,219	245,295
3.157% due 08/25/35 " §	1,903,375	1,650,157
3.938% due 08/25/35 " §	2,578,648	1,006,655
5.906% due 09/25/37 " §	377,383	260,048
Countrywide Alternative Loan Trust
0.428% due 09/20/46 " §	34,345	34,256
0.557% due 07/25/46 " §	2,612,170	1,382,726
0.627% due 12/25/35 " §	173,341	113,157
6.000% due 01/25/37 "	2,347,153	1,554,496
Countrywide Home Loan Mortgage Pass-Through Trust
0.667% due 03/25/35 " §	188,733	102,622
0.687% due 06/25/35 " § ~	1,730,939	1,420,397
3.385% due 08/25/34 " §	123,761	87,831
3.829% due 11/19/33 " §	286,702	280,215
Deutsche ALT-A Securities Inc Alternate Loan Trust
0.437% due 08/25/37 " §	558,423	543,298
0.447% due 10/25/36 " §	130,996	44,947
Fannie Mae
0.407% due 12/25/36 - 07/25/37 " §	9,657,958	9,574,420
0.497% due 08/25/34 " §	791,613	746,568
0.547% due 10/27/37 " §	24,200,000	24,162,069
0.697% due 07/25/37 - 05/25/42 " §	871,763	855,077
2.885% due 05/25/35 " §	4,074,604	4,264,273
5.950% due 02/25/44 "	945,682	1,037,442
First Horizon Alternative Mortgage Securities
2.266% due 06/25/34 " §	1,728,070	1,494,121
2.331% due 09/25/34 " §	934,787	809,743
First Horizon Asset Securities Inc
2.841% due 07/25/33 " §	540,752	533,113
3.936% due 08/25/35 " §	2,798,635	2,678,906
Freddie Mac
0.500% due 10/15/20 " §	12,940,444	12,896,629
0.580% due 02/15/19 " §	27,691,126	27,740,599
0.700% due 12/15/30 " §	474,469	474,500
4.500% due 02/15/17 "	1,216,921	1,244,975
5.000% due 05/15/27 "	1,611,582	1,618,952
5.500% due 05/15/16 - 03/15/17 "	3,450,161	3,533,348
Freddie Mac Structured Pass-Through Securities 1.621% due 10/25/44 - 02/25/45 " §	23,387,160	23,723,413
Greenpoint Mortgage Funding Trust
0.567% due 06/25/45 " §	1,929,349	1,134,616
0.617% due 11/25/45 " §	993,125	552,052
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	726,825	705,789
GSR Mortgage Loan Trust
2.943% due 09/25/35 " §	3,554,343	3,342,799
5.034% due 01/25/36 " §	6,543,382	5,418,042
Harborview Mortgage Loan Trust
0.438% due 01/19/38 " §	78,177	77,980
0.548% due 09/19/46 " §	3,606,781	2,000,860
0.588% due 03/19/36 " §	6,769,378	3,647,222

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Impac CMB Trust 1.347% due 07/25/33 " §	$480,002	$429,542
Imperial Savings Association 6.576% due 02/25/18 " §	2,576	2,552
IndyMac Index Mortgage Loan Trust
0.557% due 05/25/46 " §	1,728,440	902,264
0.587% due 07/25/35 " §	688,974	381,477
2.785% due 12/25/34 " §	2,583,265	1,895,668
JPMorgan Mortgage Trust
4.943% due 08/25/35 " §	1,430,783	1,204,132
5.640% due 07/27/37 " § ~	2,264,917	1,969,453
MASTR Adjustable Rate Mortgages Trust
2.326% due 12/25/33 " §	4,516,496	3,892,224
2.959% due 11/21/34 " §	3,783,034	3,543,398
Mellon Residential Funding Corp
0.700% due 11/15/31 " §	1,791,744	1,673,696
0.790% due 12/15/30 " §	1,080,238	1,012,010
Merrill Lynch Mortgage Investors Inc
2.698% due 02/25/33 " §	3,090,126	2,945,756
2.821% due 02/25/34 " §	5,548,074	5,173,752
5.428% due 12/25/35 " §	936,909	873,322
MLCC Mortgage Investors Inc
0.597% due 11/25/35 " §	1,576,566	1,289,740
1.347% due 10/25/35 " §	2,091,395	1,748,037
Provident Funding Mortgage Loan Trust 2.820% due 08/25/33 " §	3,452,482	3,272,756
Residential Accredit Loans Inc 0.647% due 08/25/35 " §	744,357	444,280
Ryland Mortgage Securities Corp 4.375% due 10/01/27 "	40,697	33,474
Securitized Asset Sales Inc 2.848% due 11/26/23 " §	21,731	21,040
Sequoia Mortgage Trust 0.698% due 10/19/26 " §	1,024,400	847,359
Structured Adjustable Rate Mortgage Loan Trust
1.786% due 01/25/35 " §	708,713	372,124
2.744% due 02/25/34 " §	1,374,310	1,286,231
3.337% due 08/25/35 " §	1,546,076	1,234,140
Structured Asset Mortgage Investments Inc
0.417% due 08/25/36 " §	39,521	39,458
0.447% due 09/25/47 " §	725,093	718,918
0.477% due 03/25/37 " §	218,321	117,776
0.567% due 05/25/36 " §	1,454,773	774,823
0.598% due 07/19/35 " §	1,320,401	848,311
0.627% due 02/25/36 " §	1,720,563	951,257
0.678% due 10/19/34 " §	679,435	617,524
Structured Asset Securities Corp
0.397% due 05/25/36 " §	28,681	27,605
2.241% due 01/25/32 " §	20,552	20,574
2.942% due 10/25/35 " § ~	658,952	519,062
Swan (Australia)
6.015% due 04/25/41 " §	AUD 1,856,642	1,561,570
TBW Mortgage-Backed Pass-Through Certificates
0.457% due 01/25/37 " §	$382,241	354,680
Thornburg Mortgage Securities Trust 0.467% due 10/25/46 " §	3,556,293	3,470,963
Washington Mutual Mortgage Pass-Through Certificates
0.607% due 11/25/45 " §	1,065,862	828,022
0.637% due 10/25/45 " §	6,557,989	5,110,841
0.887% due 12/25/27 " §	513,981	463,005
1.413% due 02/25/46 " §	1,020,318	690,702
1.413% due 08/25/46 " §	19,952,007	12,037,355
1.621% due 11/25/42 " §	140,686	121,421
2.700% due 06/25/33 " §	1,833,874	1,762,841
3.109% due 02/27/34 " §	1,216,424	1,195,089
3.325% due 11/25/46 " §	691,098	451,931
4.735% due 09/25/35 " §	2,900,000	2,396,504
Wells Fargo Mortgage-Backed Securities Trust 2.968% due 09/25/34 " §	882,563	885,978
2.992% due 11/25/34 " §	586,135	584,909
4.988% due 12/25/34 " §	1,762,710	1,789,970
5.462% due 07/25/36 " §	7,065,529	5,663,113

		315,381,788

Fannie Mae - 0.4%

1.621% due 11/01/42 - 09/01/44 " §	475,913	476,472
1.627% due 10/01/44 " §	402,047	397,271
1.634% due 07/01/44 " §	158,333	157,263
2.627% due 12/01/34 " §	380,923	392,909
2.640% due 01/01/25 " §	71,920	74,996
2.766% due 05/01/35 " §	120,968	126,650
2.814% due 11/01/35 " §	506,656	518,950
2.817% due 11/01/34 " §	8,566,037	8,952,874
3.043% due 12/01/22 " §	27,331	28,626
3.109% due 08/01/17 " §	405,896	417,153
3.392% due 03/01/18 " §	277,326	286,570
3.590% due 07/01/26 " §	24,494	25,266
4.814% due 03/01/35 " §	752,734	791,444
4.860% due 03/01/35 " §	70,736	74,310
4.891% due 04/01/35 " §	1,155,949	1,216,027
4.941% due 03/01/35 " §	363,098	381,129
4.991% due 08/01/24 " §	28,316	29,006
5.000% due 03/01/24 " §	4,843	4,961
5.064% due 02/01/36 " §	103,656	109,039
5.176% due 10/01/35 " §	814,877	869,402
5.225% due 09/01/35 " §	734,977	781,091
5.366% due 11/01/35 " §	1,118,405	1,198,871
5.379% due 01/01/36 " §	1,238,893	1,326,217
5.537% due 03/01/36 " §	744,001	799,003

		19,435,500

Freddie Mac - 0.3%

2.631% due 01/01/34 " §	653,500	678,852
3.406% due 08/01/35 " §	53,271	55,427
5.098% due 10/01/35 " §	547,207	583,698
5.720% due 03/01/36 " §	553,914	596,586
6.357% due 09/01/36 " §	3,791,016	3,980,510
6.632% due 07/01/36 " §	5,742,342	6,022,743

		11,917,816

Government National Mortgage Association - 0.0%

3.125% due 10/20/24 - 12/20/26 " §	70,670	72,425
3.375% due 02/20/25 - 01/20/27 " §	74,758	76,633
3.625% due 09/20/22 - 07/20/25 " §	152,393	156,737
4.375% due 05/20/23 - 05/20/26 " §	50,396	52,093

		357,888

Total Mortgage-Backed Securities
(Cost $514,045,918)		475,631,109

ASSET-BACKED SECURITIES - 5.1%

ACE Securities Corp 0.397% due 12/25/36 " §	257,142	233,075
American Express Credit Account Master Trust
0.390% due 02/15/13 " §	16,575,000	16,574,823
0.390% due 08/15/13 " § ~	500,000	499,887
AMMC CDO (Cayman) 0.722% due 05/03/18 " § ~ Δ	900,000	847,721
Amortizing Residential Collateral Trust 0.927% due 07/25/32 " §	125,612	106,708
ARES CLO Funds (Cayman) 0.764% due 03/12/18 " § ~	5,243,489	5,037,154
Asset-Backed Funding Certificates
0.407% due 01/25/37 " §	160,114	156,812
0.697% due 06/25/34 " §	2,438,546	1,886,742

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Asset-Backed Securities Corp Home Equity 0.427% due 05/25/37 " §	$479,696	$317,525
Bank of America Auto Trust
1.160% due 02/15/12 " ~	1,370,196	1,371,912
1.700% due 12/15/11 " ~ Δ	16,785,527	16,816,720
Bear Stearns Asset-Backed Securities Trust
0.397% due 11/25/36 " §	55,665	52,401
0.417% due 12/25/36 " §	519,373	467,773
0.457% due 11/25/36 " §	1,399,570	932,943
0.677% due 01/25/36 " §	34,184	33,519
1.007% due 10/25/32 " §	91,254	84,526
1.347% due 10/25/37 " §	2,838,712	2,199,830
Chase Issuance Trust
0.750% due 09/17/12 " §	41,000,000	41,024,301
0.800% due 09/17/12 " §	19,975,000	19,988,974
Chrysler Financial Auto Securitization Trust 1.850% due 06/15/11 "	4,000,000	4,007,576
Citigroup Mortgage Loan Trust Inc
0.387% due 12/25/36 " §	627,857	584,900
0.427% due 01/25/37 " §	1,464,039	1,106,569
Countrywide Asset-Backed Certificates
0.397% due 05/25/37 " §	699,452	687,479
0.397% due 07/25/37 " §	1,314,841	1,278,095
0.397% due 05/25/47 " §	174,784	170,166
0.427% due 10/25/47 " §	505,926	479,703
0.447% due 09/25/47 " §	2,246,907	2,150,712
0.457% due 10/25/46 " §	395,742	388,492
0.537% due 06/25/36 " §	1,178,375	986,505
Credit-Based Asset Servicing & Securitization LLC 0.417% due 01/25/37 " §	354,986	168,645
Equity One Asset-Backed Securities Inc 0.647% due 04/25/34 " §	505,663	334,570
First Franklin Mortgage Loan Asset-Backed Certificates
0.397% due 11/25/36 " §	857,989	837,883
0.717% due 12/25/34 " §	34,043	33,869
Ford Credit Auto Owner Trust
1.770% due 06/15/12 " §	5,274,499	5,304,720
2.000% due 12/15/11 "	2,445,175	2,449,905
2.850% due 05/15/13 " §	22,500,000	22,937,141
Freddie Mac Structured Pass-Through Securities 0.607% due 08/25/31 " §	295,014	274,468
Fremont Home Loan Trust 0.397% due 10/25/36 " §	8,234	8,147
GSAMP Trust 0.417% due 10/25/36 " §	9,076	8,359
HFC Home Equity Loan Asset-Backed Certificates 0.658% due 01/20/35 " §	542,067	482,478
Home Equity Asset Trust 0.407% due 05/25/37 " §	650,565	608,430
Honda Auto Receivables Owner Trust 1.500% due 08/15/11 "	6,505,978	6,518,096
HSI Asset Securitization Corp Trust 0.397% due 10/25/36 " §	123,886	98,744
JPMorgan Mortgage Acquisition Corp
0.397% due 07/25/36 " §	34,665	34,401
0.407% due 03/25/47 " §	213,075	153,439
Lehman XS Trust 0.427% due 11/25/46 " §	127,262	126,890
Magnolia Funding Ltd (United Kingdom)
3.000% due 04/20/17 " ~	EUR 3,652,910	4,444,368
Merrill Lynch First Franklin Mortgage Loan Trust
0.407% due 07/25/37 " §	$345,242	337,121
Merrill Lynch Mortgage Investors Inc 0.417% due 07/25/37 " §	116,249	113,422
Morgan Stanley Asset-Backed Securities Capital I 0.387% due 10/25/36 " §	161,187	159,296
0.387% due 01/25/37 " §	530,648	515,998
0.397% due 10/25/36 " §	10,840	10,718
0.397% due 11/25/36 " §	193,696	190,243
Morgan Stanley IXIS Real Estate Capital Trust 0.397% due 11/25/36 " §	8,515	8,357
Nationstar Home Equity Loan Trust
0.407% due 06/25/37 " §	169,655	163,760
0.467% due 04/25/37 " §	1,987,237	1,896,238
Navigator CDO Ltd (Cayman) 1.286% due 11/15/15 " § ~	3,000,000	2,940,236
New Century Home Equity Loan Trust 0.527% due 05/25/36 " §	1,402,236	923,573
Park Place Securities Inc 0.607% due 09/25/35 " §	107,892	95,589
Popular ABS Mortgage Pass-Through Trust 0.437% due 06/25/47 " §	3,492,211	3,024,750
Renaissance Home Equity Loan Trust 1.107% due 12/25/32 " §	217,275	157,002
Residential Asset Mortgage Products Inc 0.417% due 02/25/37 " §	237,239	232,652
Residential Asset Securities Corp 0.407% due 01/25/37 " §	167,527	163,994
Securitized Asset-Backed Receivables LLC Trust
0.387% due 01/25/37 " §	496,913	472,044
0.477% due 05/25/37 " §	2,757,954	2,046,513
SLC Student Loan Trust
0.546% due 08/15/19 " §	289,517	288,968
0.937% due 09/15/14 " §	182,699	182,853
SLM Student Loan Trust
0.306% due 10/27/14 " §	129,020	128,992
0.306% due 10/25/18 " §	2,434,348	2,431,501
0.316% due 04/25/17 " §	2,997,895	2,996,474
0.356% due 04/25/19 " §	22,600,000	21,772,302
0.816% due 10/25/17 " §	6,700,000	6,698,736
1.816% due 04/25/23 " §	1,943,910	2,011,900
1.846% due 12/15/17 " § Δ	8,200,000	8,200,000
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	5,781,239	6,336,838
Soundview Home Equity Loan Trust
0.407% due 11/25/36 " § ~	217,043	112,165
0.427% due 06/25/37 " §	1,057,087	866,308
Specialty Underwriting & Residential Finance 0.407% due 01/25/38 " §	127,919	110,313
Structured Asset Investment Loan Trust 0.397% due 07/25/36 " §	26,159	25,816
Structured Asset Securities Corp
0.397% due 10/25/36 " §	328,036	323,538
1.843% due 04/25/35 " §	2,440,861	1,790,157
Symphony CLO Ltd (Cayman) 0.676% due 05/15/19 " § ~ Δ	6,500,000	5,954,697
Truman Capital Mortgage Loan Trust 0.687% due 01/25/34 " § ~	22,205	21,566
USAA Auto Owner Trust 4.160% due 04/16/12 "	212,499	214,065
Wells Fargo Home Equity Trust 0.577% due 10/25/35 " §	101,746	99,973

Total Asset-Backed Securities
(Cost $244,737,350)		239,316,764

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY ISSUES - 2.1%

Freddie Mac 0.297% due 12/29/11 §	$38,700,000	$38,688,777
0.298% due 12/21/11 §	60,500,000	60,484,210

Total U.S. Government Agency Issues
(Cost $99,125,682)		99,172,987

U.S. TREASURY OBLIGATIONS - 94.1%

U.S. Treasury Inflation Protected Securities - 91.2%

0.625% due 04/15/13 ∧	34,447,758	35,187,834
1.250% due 04/15/14 ∧	31,726,156	33,166,238
1.375% due 07/15/18 ∧	29,923,528	31,052,662
1.375% due 01/15/20 ∧	83,873,088	86,028,878
1.625% due 01/15/15 ∧	297,665,202	314,054,200
1.625% due 01/15/18 ∧	14,463,923	15,259,439
1.750% due 01/15/28 ∧	28,303,504	28,781,126
1.875% due 07/15/13 ∧	61,245,588	64,843,766
1.875% due 07/15/15 ∧	252,312,447	270,538,698
1.875% due 07/15/19 ∧	127,815,234	137,191,632
2.000% due 01/15/14 ∧	78,731,660	83,831,040
2.000% due 07/15/14 ∧	118,282,125	126,952,999
2.000% due 01/15/16 ∧ ‡	208,285,026	224,570,297
2.000% due 01/15/26 ∧	302,330,410	320,204,500
2.125% due 01/15/19 ∧	107,931,705	117,974,426
2.125% due 02/15/40 ∧	31,972,303	35,164,545
2.375% due 01/15/17 ∧	255,534,094	281,421,481
2.375% due 01/15/25 ∧ ‡	301,535,280	334,873,182
2.375% due 01/15/27 ∧	224,393,476	248,820,141
2.500% due 07/15/16 ∧	319,455,751	355,376,098
2.500% due 01/15/29 ∧	88,640,055	100,502,576
2.625% due 07/15/17 ∧	73,311,854	82,779,420
3.000% due 07/15/12 ∧	375,336,627	397,513,178
3.625% due 04/15/28 ∧	173,409,660	224,871,551
3.875% due 04/15/29 ∧	253,511,411	340,335,672

		4,291,295,579

U.S. Treasury Notes - 2.9%

2.125% due 05/31/15	2,500,000	2,544,340
2.750% due 05/31/17	10,700,000	10,934,897
3.125% due 05/15/19	30,700,000	31,373,957
3.500% due 05/15/20	28,600,000	29,967,566
3.625% due 08/15/19	32,100,000	33,978,364
3.625% due 02/15/20	26,600,000	28,135,751

		136,934,875

Total U.S. Treasury Obligations
(Cost $4,364,697,666)		4,428,230,454

FOREIGN GOVERNMENT BONDS & NOTES - 3.6%

Australia Government Bond (Australia)
3.000% due 09/20/25	AUD 22,000,000	19,869,539
4.000% due 08/20/15	8,200,000	11,639,586
4.000% due 08/20/20	10,000,000	13,636,049
Canadian Government Bond (Canada)
2.000% due 12/01/14	CAD 30,800,000	28,636,723
2.500% due 06/01/15	30,300,000	28,697,264
4.250% due 12/01/21	5,165,681	6,380,639
Export-Import Bank of Korea (South Korea)
0.754% due 10/04/11 § ~	$4,400,000	4,406,279
New South Wales Treasury Bond (Australia)
2.750% due 11/20/25	AUD 2,000,000	1,701,328
Societe Financement de l’Economie Francaise (France)
0.504% due 07/16/12 § ~	$50,100,000	50,364,528
2.125% due 01/30/12 ~	1,800,000	1,827,785
3.375% due 05/05/14 ~	800,000	836,676

Total Foreign Government Bonds & Notes
(Cost $171,187,498)		167,996,396

MUNICIPAL BONDS - 0.1%

Buckeye Tobacco Settlement Financing Authority of OH ‘A2’
5.750% due 06/01/34	650,000	489,625
5.875% due 06/01/47	100,000	71,798
6.000% due 06/01/42	2,100,000	1,585,374
California County Tobacco Securitization Agency 5.625% due 06/01/23	400,000	402,444
Golden State Tobacco Securitization Corp of CA ‘A1’ 5.125% due 06/01/47	300,000	192,564
Texas State Transportation Commission Mobility Fund 4.750% due 04/01/37	500,000	506,100
Tobacco Settlement Authority of IA ‘B’ 5.300% due 06/01/25	540,000	567,983
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	4,370,000	3,260,151

Total Municipal Bonds
(Cost $8,536,903)		7,076,039

SHORT-TERM INVESTMENTS - 16.2%

Commercial Paper - 0.0%

BP Capital Markets PLC (United Kingdom) 16.364% due 08/27/10	700,000	681,864

U.S. Treasury Bills - 0.4%

0.132% due 07/01/10 ‡	1,420,000	1,420,000
0.133% due 07/01/10	1,610,000	1,610,000
0.135% due 07/01/10	280,000	280,000
0.144% due 07/01/10	2,310,000	2,310,000
0.149% due 07/29/10 ‡	2,600,000	2,599,674
0.154% due 07/22/10 ‡	450,000	449,961
0.157% due 07/01/10	480,000	480,000
0.183% due 09/02/10 ‡	730,000	729,809
0.183% due 09/02/10 ‡	720,000	719,811
0.185% due 09/02/10	80,000	79,979
0.207% due 08/26/10 ‡	70,000	69,979
0.207% due 09/09/10	55,000	54,984
0.209% due 08/26/10 ‡	50,000	49,985
0.212% due 08/26/10 ‡	30,000	29,992
0.213% due 08/26/10 ‡	310,000	309,912
0.228% due 07/29/10 ‡	5,890,000	5,889,725
0.232% due 07/15/10 ‡	3,225,000	3,224,812

		20,308,623

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreements - 15.8%

Bank of America Corp 0.010% due 07/01/10 (Dated 06/30/10, repurchase price of $559,300,155; collateralized by U.S. Treasury Notes: 0.750% - 3.250% due 05/31/12 - 07/31/16 and value $574,638,156)	$559,300,000	$559,300,000
Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $9,426,655; collateralized by U.S. Treasury Notes: 0.875% due 01/31/11 and value $9,616,588)	9,426,655	9,426,655
Morgan Stanley 0.010% due 07/01/10 (Dated 06/30/10, repurchase price of $16,000,004; collateralized by U.S. Treasury Bonds: 4.375% due 11/15/39 and value $16,989,375)	16,000,000	16,000,000
TD Securities LLC 0.010% due 07/01/10 (Dated 06/30/10, repurchase price of $160,000,044; collateralized by U.S. Treasury Bonds: 7.875% - 8.750% due 08/15/20 - 02/15/21 and value $163,762,774)	160,000,000	160,000,000

		744,726,655

Total Short-Term Investments
(Cost $765,717,017)		765,717,142

TOTAL INVESTMENTS - 162.1%
(Cost $7,610,473,842)		7,628,216,100

OTHER ASSETS & LIABILITIES, NET - (62.1%)		(2,923,420,213)

NET ASSETS - 100.0%		$4,704,795,887

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	94.1%
Corporate Bonds & Notes	30.6%
Short-Term Investments	16.2%
Mortgage-Backed Securities	10.1%
Asset-Backed Securities	5.1%
Foreign Government Bonds & Notes	3.6%
U.S. Government Agency Issues	2.1%
Municipal Bonds	0.1%
Senior Loan Notes	0.1%
Convertible Preferred Stocks	0.1%

162.1%
Other Assets & Liabilities, Net	(62.1%)

100.0%

(b)	As of June 30, 2010, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	73.7%
A-1 (Short-Term Debt Only)	9.6%
AA	3.5%
A	5.4%
BBB	2.1%
BB	0.7%
B	0.6%
CCC	0.6%
Not Rated	3.8%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate value of $4,287,206 or 0.1% of the net assets were in default as of June 30, 2010.

(e)	1.6% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(f)	Forward foreign currency contracts outstanding as of June 30, 2010 were as follows:

Contracts		Principal Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)
Sell	AUD	3,069,729	07/10	$88,857
Buy	BRL	3,843,000	08/10	4,498
Buy	CAD	24,373,000	07/10	(416,465)
Sell	CAD	88,800,000	07/10	4,876,255
Buy	CHF	4,226,428	07/10	181,405
Sell	CHF	4,226,428	07/10	870
Buy	CHF	4,226,000	09/10	(1,082)
Sell	CHF	4,139,000	09/10	(164,800)
Buy	CNY	73,724,531	11/10	(218,993)
Buy	CNY	123,616,090	01/11	(213,000)
Buy	EUR	26,365,000	07/10	139,577
Buy	EUR	40,702,000	07/10	(480,359)
Sell	EUR	126,897,000	07/10	10,937,446
Buy	EUR	35,866,000	08/10	(407,484)
Sell	EUR	2,093,000	01/11	223,667
Sell	GBP	11,488,000	09/10	(137,941)
Sell	JPY	2,484,950,000	07/10	(967,714)
Buy	KRW	11,718,952,691	07/10	(260,204)
Sell	KRW	9,141,480,000	07/10	142,551
Sell	KRW	2,577,472,691	07/10	(12,410)
Buy	KRW	2,060,766,000	08/10	(67,160)
Buy	KRW	2,577,472,691	11/10	11,950
Buy	KRW	40,263,944,309	11/10	(1,565,999)
Sell	KRW	7,292,800,000	11/10	450,548
Buy	MXN	496,351,850	09/10	(1,006,128)
Sell	MXN	496,351,850	09/10	1,934,235
Buy	MYR	343,622	10/10	(785)
Sell	MYR	343,622	10/10	(5,223)

				$13,066,112

(g)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Eurodollar (06/11)	322	$322,000,000	$532,013
U.S. Treasury 10-Year Notes (09/10)	750	75,000,000	1,455,734

			$1,987,747

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(h)	Transactions in written options for the period ended June 30, 2010 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium
Outstanding, December 31, 2009	436	949,000,000	$9,507,925
Call Options Written	460	598,700,000	3,389,021
Put Options Written	460	757,000,000	5,069,826
Call Options Expired	-	(44,200,000)	(203,320)
Put Options Expired	-	(44,200,000)	(381,446)
Call Options Repurchased	(650)	(512,900,000)	(4,748,436)
Put Options Repurchased	(650)	(629,000,000)	(4,787,199)

Outstanding, June 30, 2010	56	1,074,400,000	$7,846,371

(i)	Premiums received and value of written options outstanding as of June 30, 2010 were as follows:

Foreign Currency Options

	Exercise	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Premium	Value
Put - OTC Japanese yen versus U.S. dollar Δ	JPY 90.00	07/21/10	BOA	$7,700,000	$68,995	($172,911)
Put - OTC Japanese yen versus U.S. dollar Δ	90.00	07/21/10	MSC	3,900,000	36,465	(87,579)

					$105,460	($260,490)

Inflation Floor/Cap Options

	Strike		Expiration	Counter-	Notional
Description	Index	Exercise Index	Date	party	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [1-(Index Final/Index Initial)] or $0	03/10/20	DUB	$9,800,000	$73,500	($95,913)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [1-(Index Final/Index Initial)] or $0	03/12/20	CIT	26,500,000	227,900	(296,768)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [1-(Index Final/Index Initial)] or $0	04/07/20	CIT	90,900,000	810,160	(1,031,770)

						$1,111,560	($1,424,451)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	BOA	$48,000,000	$186,810	($1,122,197)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	BRC	68,300,000	396,140	(1,596,793)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	GSC	67,800,000	198,315	(1,585,103)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	08/31/10	MSC	65,400,000	457,920	(2,627,622)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	08/31/10	RBS	24,700,000	166,725	(992,389)
Put - OTC 10-Year Interest Rate Swap	Pay	4.500%	08/31/10	BRC	68,300,000	225,390	(2,302)
Put - OTC 10-Year Interest Rate Swap	Pay	4.500%	08/31/10	MSC	65,400,000	362,340	(2,204)
Put - OTC 10-Year Interest Rate Swap	Pay	4.500%	08/31/10	RBS	24,700,000	140,790	(832)
Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	BOA	48,000,000	426,120	(461)
Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	GSC	67,800,000	286,455	(651)
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	JPM	13,700,000	104,872	(1)
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	3,000,000	23,170	-
Put - OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	1,300,000	12,838	-
Put - OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	GSC	25,000,000	803,750	(13)
Put - OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	RBS	75,000,000	1,206,125	(37)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	BNP	24,900,000	136,950	(642,166)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	BOA	51,900,000	171,270	(1,338,491)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	CIT	8,800,000	40,040	(226,950)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	MSC	27,700,000	185,590	(714,377)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	BNP	24,900,000	143,175	(2,791)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	BOA	51,900,000	373,680	(5,818)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	CIT	8,800,000	41,800	(986)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	MSC	27,700,000	221,600	(3,105)
Put - OTC 5-Year Interest Rate Swap	Pay	4.000%	12/01/10	RBS	19,500,000	125,775	(6,813)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	8,300,000	54,780	(3,465)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	14,800,000	100,640	(6,179)

						$6,593,060	($10,881,746)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Put - CBOT 10-Year U.S. Treasury Note Futures (09/10)	$114.00	08/27/10	CIT	28	$16,686	($1,313)
Call - CBOT 10-Year U.S. Treasury Note Futures (09/10)	120.00	08/27/10	CIT	28	19,605	(84,875)

					$36,291	($86,188)

Total Written Options					$7,846,371	($12,652,875)

(j)	Swap agreements outstanding as of June 30, 2010 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	06/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
Xstrata Canada Corp 7.350% due 06/05/12	(0.910%	)	06/20/12	BOA	0.682%	$3,700,000	($17,496)	$-	($17,496)
Starwoods Hotel & Resorts Worldwide Inc 7.875% due 05/01/12	(5.000%	)	06/20/12	DUB	1.171%	5,500,000	(418,785)	(167,109)	(251,676)
UST Inc 6.625% due 07/15/12	(0.340%	)	09/20/12	BOA	0.156%	8,900,000	(37,269)	-	(37,269)
Starwoods Hotel & Resorts Worldwide Inc 6.250% due 02/15/13	(2.370%	)	03/20/13	BOA	1.434%	3,000,000	(76,400)	-	(76,400)
Macy’s Retail Holdings Inc 5.875% due 01/15/13	(2.430%	)	03/20/13	BOA	1.451%	2,000,000	(53,157)	-	(53,157)
Rexam PLC 6.750% due 06/01/13	(1.450%	)	06/20/13	BRC	1.000%	4,200,000	(56,594)	-	(56,594)
Embarq Corp 7.082% due 06/01/16	(2.140%	)	06/20/13	MSC	1.180%	5,000,000	(142,234)	-	(142,234)
International Lease Finance Corp 5.550% due 09/15/12 Δ	(5.000%	)	09/20/13	BOA	6.243%	3,400,000	106,688	(109,775)	216,463
Cadbury Schweppes US Finance LLC 5.125% due 10/01/13	(0.460%	)	12/20/13	BOA	0.175%	6,200,000	(61,448)	-	(61,448)
International Lease Finance Corp 6.625% due 11/15/13	(1.600%	)	12/20/13	DUB	6.396%	3,200,000	428,906	-	428,906
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	BOA	2.998%	3,800,000	(83,621)	-	(83,621)
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	CIT	2.998%	4,100,000	(90,223)	-	(90,223)
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	MER	2.998%	1,100,000	(24,206)	-	(24,206)
Liberty Mutual Group Inc 5.750% due 03/15/14	(1.390%	)	03/20/14	BOA	2.459%	3,600,000	131,057	-	131,057
Centex Corp 5.250% due 06/15/15	(1.000%	)	06/20/14	BNP	1.531%	3,500,000	68,864	(46,651)	115,515
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.600%	)	09/20/15	DUB	1.296%	3,000,000	100,513	-	100,513
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.830%	)	09/20/15	BOA	1.296%	3,000,000	66,937	-	66,937
Masco Corp 6.125% due 10/03/16	(1.910%	)	12/20/16	CIT	2.778%	5,300,000	248,617	-	248,617
Cardinal Health Inc 6.000% due 06/15/17	(0.590%	)	06/20/17	DUB	0.790%	1,000,000	12,539	-	12,539
Macy’s Retail Holdings Inc 7.450% due 07/15/17	(2.110%	)	09/20/17	DUB	2.232%	1,000,000	6,875	-	6,875
Limited Brands Inc 6.900% due 07/15/17	(3.113%	)	09/20/17	MSC	2.457%	1,000,000	(40,718)	-	(40,718)
Temple-Inland Inc 6.625% due 01/15/18	(1.000%	)	03/20/18	BOA	1.750%	4,000,000	197,076	208,974	(11,898)
Health Care Properties Inc 6.700% due 01/30/18	(2.910%	)	03/20/18	GSC	2.176%	3,000,000	(143,473)	-	(143,473)
Con-way Inc 7.250% due 01/15/18	(3.800%	)	03/20/18	UBS	2.583%	7,000,000	(544,258)	-	(544,258)
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.490%	)	06/20/18	BOA	2.210%	3,900,000	183,140	-	183,140

							($238,670)	($114,561)	($124,109)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
General Electric Capital Corp 6.000% due 06/15/12	0.935%	12/20/10	BRC	1.721%	$3,000,000	($10,449)	$-	($10,449)
General Electric Capital Corp 6.000% due 06/15/12	1.120%	12/20/10	CIT	1.721%	1,000,000	(2,551)	-	(2,551)
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	06/20/11	BOA	1.804%	800,000	(6,001)	(10,337)	4,336

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
American International Group Inc 6.250% due 05/01/36	1.975%	03/20/13	RBS	3.156%	$8,800,000	($258,055)	$-	($258,055)
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	CIT	0.887%	6,600,000	(196,862)	(157,700)	(39,162)
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	DUB	0.887%	5,900,000	(175,983)	(193,294)	17,311
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	JPM	0.887%	5,300,000	(158,086)	(187,076)	28,990
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	BNP	0.738%	10,500,000	133,276	95,052	38,224
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	BRC	1.342%	1,700,000	(26,735)	(32,395)	5,660
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	BRC	1.342%	3,900,000	(61,333)	(33,357)	(27,976)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	CIT	0.738%	8,300,000	105,351	67,445	37,906
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	06/20/15	DUB	1.901%	1,500,000	(60,341)	(36,009)	(24,332)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	DUB	0.738%	3,400,000	43,156	16,168	26,988
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	HSB	1.342%	3,000,000	(47,179)	(42,473)	(4,706)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	1.342%	1,200,000	(18,872)	(13,657)	(5,215)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	RBS	1.342%	2,300,000	(36,171)	(44,420)	8,249
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	06/20/15	RBS	1.901%	2,200,000	(88,501)	(52,814)	(35,687)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/20	HSB	1.610%	13,400,000	(669,385)	(391,208)	(278,177)

						($1,534,721)	($1,016,075)	($518,646)

Total Credit Default Swaps						($1,773,391)	($1,130,636)	($642,755)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the re referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in the absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as a defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
France CPI Excluding Tobacco Δ	BNP	Pay	2.103%	09/14/10	EUR 10,000,000	$374,101	$-	$374,101
France CPI Excluding Tobacco	BNP	Pay	2.090%	10/15/10	5,300,000	203,890	(14,358)	218,248
France CPI Excluding Tobacco	BRC	Pay	2.103%	10/15/10	1,100,000	43,228	-	43,228
France CPI Excluding Tobacco	BNP	Pay	2.040%	02/21/11	10,200,000	371,546	-	371,546
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	7,400,000	286,452	-	286,452
France CPI Excluding Tobacco	UBS	Pay	2.095%	10/15/11	11,800,000	509,279	-	509,279
France CPI Excluding Tobacco	BNP	Pay	1.988%	12/15/11	14,700,000	432,842	-	432,842
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 21,000,000	(472,318)	(199,482)	(272,836)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	BRL 76,600,000	($942,092)	($19,122)	($922,970)
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	92,500,000	(953,143)	(1,406,005)	452,862
BRL-CDI-Compounded	HSB	Pay	11.360%	01/02/12	54,300,000	201,937	157,332	44,605
BRL-CDI-Compounded	MSC	Pay	11.600%	01/02/12	9,000,000	90,272	73,659	16,613
BRL-CDI-Compounded	MSC	Pay	11.630%	01/02/12	46,300,000	(17,683)	(28,645)	10,962
BRL-CDI-Compounded	GSC	Pay	11.670%	01/02/12	43,200,000	468,412	384,597	83,815
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	11,400,000	552,506	75,268	477,238
BRL-CDI-Compounded	MSC	Pay	14.765%	01/02/12	11,900,000	576,739	55,086	521,653
BRL-CDI-Compounded	BNP	Pay	11.880%	01/02/13	34,100,000	37,178	(160,816)	197,994
BRL-CDI-Compounded	GSC	Pay	11.890%	01/02/13	59,900,000	89,170	41,978	47,192
BRL-CDI-Compounded	HSB	Pay	11.890%	01/02/13	22,900,000	34,090	31,758	2,332
BRL-CDI-Compounded	MSC	Pay	11.980%	01/02/13	20,500,000	47,114	-	47,114
BRL-CDI-Compounded	UBS	Pay	12.070%	01/02/13	23,900,000	85,037	(63,763)	148,800
BRL-CDI-Compounded	BRC	Pay	12.285%	01/02/13	17,100,000	104,463	80,772	23,691
3-Month USD-LIBOR Δ	BRC	Pay	4.000%	12/15/20	$6,100,000	429,156	283,040	146,116
3-Month USD-LIBOR Δ	CIT	Pay	4.000%	12/15/20	44,100,000	3,086,850	2,090,340	996,510
3-Month USD-LIBOR Δ	DUB	Pay	4.000%	12/15/20	33,900,000	2,384,981	1,056,540	1,328,441
3-Month USD-LIBOR Δ	HSB	Pay	4.000%	12/15/20	26,400,000	1,857,331	1,804,935	52,396
3-Month USD-LIBOR Δ	RBS	Pay	4.000%	12/15/20	12,600,000	886,453	715,920	170,533

Total Interest Rate Swaps						$10,767,791	$4,959,034	$5,808,757

Total Swap Agreements						$8,994,400	$3,828,398	$5,166,002

(k)	As of June 30, 2010, securities with total aggregate values of $1,305,263, $9,649,081 and $5,359,697 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, swap contracts, and delayed delivery securities, respectively. In addition, $13,000 and $990,000 in cash was segregated as collateral for futures contracts and delayed delivery securities, respectively.

(l)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$2,979,200	$2,979,200	$-	$-
	Corporate Bonds & Notes	1,438,427,063	-	1,435,579,532	2,847,531
	Senior Loan Notes	3,668,946	-	3,668,946	-
	Mortgage-Backed Securities	475,631,109	-	463,469,135	12,161,974
	Asset-Backed Securities	239,316,764	-	224,536,956	14,779,808
	U.S. Government Agency Issues	99,172,987	-	99,172,987	-
	U.S. Treasury Obligations	4,428,230,454	-	4,428,230,454	-
	Foreign Government Bonds & Notes	167,996,396	-	167,996,396	-
	Municipal Bonds	7,076,039	-	7,076,039	-
	Short-Term Investments	765,717,142	-	765,717,142	-
	Credit Derivatives (2)	1,832,995	-	1,832,995	-
	Foreign Exchange Derivatives (2)	18,991,859	-	18,991,859	-
	Interest Rate Derivatives (2)	15,140,774	1,987,747	13,153,027	-

		7,664,181,728	4,966,947	7,629,425,468	29,789,313

Liabilities	Credit Derivatives (2)	(3,606,386)	-	(3,606,386)	-
	Foreign Exchange Derivatives (2)	(6,186,237)	-	(6,186,237)	-
	Interest Rate Derivatives (2)	(14,777,621)	(86,188)	(13,266,982)	(1,424,451)

		(24,570,244)	(86,188)	(23,059,605)	(1,424,451)

	Total	$7,639,611,484	$4,880,759	$7,606,365,863	$28,364,862

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) for the period ended June 30, 2010:

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation) on
					in Net			Level 3 Holdings
	Value,	Net	Accrued	Total Net	Unrealized	Transfers		Held at the End of
	Beginning	Purchases	Discounts	Realized	Appreciation	In and/or	Value,	Period, if
	of Period	(Sales)	(Premiums)	Gains (Losses)	(Depreciation)	Out of Level 3	End of Period	Applicable
Corporate Bonds & Notes	$-	$2,853,750	$1,133	$-	($7,352)	$-	$2,847,531	($7,352)
Mortgage-Backed Securities	23,028,926	11,882,896	27,364	13,275	1,371,582	(24,162,069)	12,161,974	217,103
Asset-Backed Securities	-	14,752,826	11,659	-	15,323	-	14,779,808	15,323
Interest Rate Derivatives (2)	-	(1,111,560)	-	-	(312,891)	-	(1,424,451)	(312,891)

	$23,028,926	$28,377,912	$40,156	$13,275	$1,066,662	($24,162,069)	$28,364,862	($87,817)

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2) Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.8%

Financials - 0.8%

American International Group Inc 8.500%	395,100	$3,792,960
Wells Fargo & Co 7.500%	50,000	46,550,000

		50,342,960

Total Convertible Preferred Stocks
(Cost $66,682,053)		50,342,960

PREFERRED STOCKS - 0.0%

Financials - 0.0%

DG Funding Trust ~ Δ	233	1,814,305

Total Preferred Stocks
(Cost $1,940,681)		1,814,305

	Principal
	Amount
CORPORATE BONDS & NOTES - 23.4%

Consumer Discretionary - 1.0%

Comcast Corp
7.050% due 03/15/33	$3,000,000	3,480,843
Cox Communications Inc
6.800% due 08/01/28	110,000	122,144
Daimler Finance North America LLC
5.750% due 09/08/11	8,000,000	8,333,472
6.500% due 11/15/13	6,500,000	7,281,124
General Motors Corp
8.375% due 07/05/33 Ψ	EUR 7,400,000	3,144,558
Macy’s Retail Holdings Inc
5.900% due 12/01/16	$5,000,000	5,037,500
Marks & Spencer Group PLC (United Kingdom)
6.250% due 12/01/17 ~	10,000,000	10,659,890
The Black & Decker Corp
4.750% due 11/01/14	6,000,000	6,489,186
The Home Depot Inc
5.400% due 03/01/16	5,000,000	5,574,645
Time Warner Inc
5.500% due 11/15/11	4,000,000	4,217,704
Viacom Inc
6.250% due 04/30/16	7,500,000	8,521,575
Yum! Brands Inc
6.250% due 03/15/18	3,200,000	3,682,211

		66,544,852

Consumer Staples - 1.0%

Kraft Foods Inc
6.125% due 02/01/18	20,300,000	23,088,063
6.500% due 08/11/17	5,000,000	5,819,385
6.875% due 02/01/38	2,600,000	3,036,147
Philip Morris International Inc
6.375% due 05/16/38	4,100,000	4,834,986
Reynolds American Inc
7.625% due 06/01/16	4,100,000	4,657,776
The Clorox Co
5.950% due 10/15/17	5,000,000	5,786,380
The Kroger Co
5.500% due 02/01/13	2,900,000	3,160,736
Wal-Mart Stores Inc
5.800% due 02/15/18	7,200,000	8,500,090
6.500% due 08/15/37	2,900,000	3,529,344

		62,412,907

Energy - 1.4%

Chesapeake Energy Corp
7.000% due 08/15/14	900,000	919,125
Gaz Capital SA (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	2,319,440
8.146% due 04/11/18 ~	$11,000,000	12,058,750
Nabors Industries Inc
6.150% due 02/15/18	4,800,000	5,157,643
NGPL PipeCo LLC
7.119% due 12/15/17 ~	18,800,000	17,969,059
Shell International Finance BV (Netherlands)
5.500% due 03/25/40	2,800,000	3,000,267
StatoilHydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,254,511
Suncor Energy Inc (Canada)
6.100% due 06/01/18	36,800,000	41,551,579
The Williams Cos Inc
6.375% due 10/01/10 ~ Δ	4,600,000	4,640,190
7.500% due 01/15/31	700,000	747,884
Transocean Inc (Cayman)
6.800% due 03/15/38	1,000,000	905,487

		90,523,935

Financials - 16.7%

Allstate Life Global Funding Trusts
5.375% due 04/30/13	12,018,000	13,189,551
American Express Bank FSB
5.500% due 04/16/13	17,800,000	19,250,914
American Express Centurion Bank
6.000% due 09/13/17	39,100,000	43,053,870
American Express Travel Related Services Co Inc
0.546% due 06/01/11 §	1,600,000	1,583,146
American General Finance Corp
4.000% due 03/15/11	6,500,000	6,321,250
5.625% due 08/17/11	10,000,000	9,687,500
American International Group Inc
5.050% due 10/01/15	7,200,000	6,651,000
5.375% due 10/18/11	6,900,000	6,969,000
5.450% due 05/18/17	4,400,000	3,927,000
5.600% due 10/18/16	6,820,000	6,260,760
5.850% due 01/16/18	25,400,000	22,828,250
BAC Capital Trust VII
5.250% due 08/10/35	GBP 3,350,000	3,436,946
Bank of America Corp
0.766% due 08/15/16 §	$2,800,000	2,462,681
2.375% due 06/22/12	19,300,000	19,902,025
4.500% due 04/01/15	5,900,000	5,972,098
5.650% due 05/01/18	25,300,000	25,984,846
7.250% due 10/15/25	840,000	891,831
Bank of China Hong Kong Ltd (Hong Kong)
5.550% due 02/11/20 ~	1,700,000	1,695,524
Bank of Montreal (Canada)
2.850% due 06/09/15 ~	4,200,000	4,275,495
Barclays Bank PLC (United Kingdom)
0.713% due 03/23/17 §	1,300,000	1,191,074
5.450% due 09/12/12	23,200,000	24,672,898
10.179% due 06/12/21 ~	19,520,000	24,488,855
CCCA LLC
7.900% due 10/15/12 ~	700,000	726,066
CIT Group Inc
7.000% due 05/01/13	1,704,904	1,640,970
7.000% due 05/01/14	2,807,357	2,659,971
7.000% due 05/01/15	1,207,357	1,119,824
7.000% due 05/01/16	2,012,262	1,846,250
7.000% due 05/01/17	2,817,166	2,549,535
Citibank NA
1.875% due 05/07/12	2,000,000	2,042,644
1.875% due 06/04/12	1,000,000	1,020,816

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
CitiFinancial Inc
6.625% due 06/01/15	$4,000,000	$4,282,884
Citigroup Capital XXI
8.300% due 12/21/57 §	62,050,000	60,743,103
Citigroup Funding Inc
2.250% due 12/10/12	800,000	824,205
Citigroup Inc
0.807% due 06/09/16 §	20,900,000	16,979,829
2.125% due 04/30/12	2,000,000	2,050,300
5.500% due 04/11/13	10,200,000	10,612,427
5.875% due 05/29/37	6,800,000	6,406,328
8.500% due 05/22/19	6,500,000	7,766,343
CNA Financial Corp
5.850% due 12/15/14	9,000,000	9,336,690
DnB NOR Bank ASA (Norway)
0.768% due 09/01/16 §	1,300,000	1,270,282
Everest Reinsurance Holdings Inc
5.400% due 10/15/14	2,000,000	2,127,948
Ford Motor Credit Co LLC
3.048% due 01/13/12 §	10,000,000	9,725,000
7.000% due 10/01/13	700,000	714,375
7.250% due 10/25/11	5,064,000	5,204,121
7.375% due 02/01/11	3,900,000	3,973,574
8.000% due 12/15/16	500,000	512,189
9.750% due 09/15/10	2,100,000	2,126,051
12.000% due 05/15/15	3,300,000	3,825,106
General Electric Capital Corp
2.000% due 09/28/12	8,000,000	8,197,264
3.000% due 12/09/11	25,800,000	26,664,119
5.875% due 01/14/38	12,300,000	12,118,304
6.875% due 01/10/39	6,900,000	7,653,680
General Motors Acceptance Corp
5.375% due 06/06/11	EUR 6,000,000	7,373,784
6.625% due 05/15/12	$8,600,000	8,582,060
7.000% due 02/01/12	10,500,000	10,540,047
7.250% due 03/02/11	2,000,000	2,021,646
Goldman Sachs Capital II
5.793% § ±	13,500,000	10,260,000
HSBC Holdings PLC (United Kingdom)
6.500% due 09/15/37	8,500,000	8,837,832
JPMorgan Chase & Co
0.992% due 09/26/13 §	EUR 9,800,000	11,591,585
6.000% due 01/15/18	$3,300,000	3,651,777
7.900% § ±	3,615,000	3,738,268
JPMorgan Chase Bank NA
0.866% due 06/13/16 §	1,000,000	942,102
KeyBank NA
0.815% due 11/21/11 §	EUR 500,000	586,657
LeasePlan Corp NV (Netherlands)
3.125% due 02/10/12	10,900,000	13,732,052
Lehman Brothers Holdings Inc
5.625% due 01/24/13 Ψ	$35,100,000	7,283,250
6.750% due 12/28/17 Ψ	17,000,000	29,750
6.875% due 05/02/18 Ψ	4,300,000	897,625
Lloyds TSB Bank PLC (United Kingdom)
12.000% § ± ~	5,400,000	5,433,876
Marsh & McLennan Cos Inc
5.375% due 07/15/14	4,000,000	4,233,808
5.750% due 09/15/15	5,000,000	5,356,250
Merrill Lynch & Co Inc
6.050% due 08/15/12	500,000	531,993
6.875% due 04/25/18	26,100,000	27,902,074
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~	9,700,000	10,500,754
Morgan Stanley
0.530% due 04/19/12 §	6,900,000	6,696,140
5.300% due 03/01/13	354,000	368,446
National Australia Bank Ltd (Australia)
5.350% due 06/12/13 ~	6,700,000	7,266,009
New York Life Global Funding
4.650% due 05/09/13 ~	1,510,000	1,621,210
Nordea Bank AB (Sweden)
4.875% due 01/27/20 ~	22,500,000	23,175,450
Nykredit Realkredit AS (Denmark)
2.537% due 04/01/38 §	DKK 32,071,011	5,167,436
2.537% due 10/01/38 §	34,131,289	5,440,566
Principal Life Income Funding Trusts
5.300% due 04/24/13	$3,800,000	4,112,839
Prudential Financial Inc
6.100% due 06/15/17	5,000,000	5,335,595
Realkredit Danmark AS (Denmark)
2.450% due 01/01/38 §	DKK 178,992,046	28,644,123
SLM Corp
0.476% due 07/26/10 §	$1,300,000	1,299,927
0.616% due 01/27/14 §	9,100,000	7,508,838
0.919% due 12/15/10 §	EUR 7,300,000	8,780,689
4.750% due 03/17/14	3,000,000	3,292,783
4.875% due 12/17/12	GBP 2,015,000	2,789,414
Temasek Financial I Ltd (Singapore)
4.300% due 10/25/19 ~	$4,000,000	4,174,444
The Bear Stearns Cos Inc
6.400% due 10/02/17	19,100,000	21,258,739
6.950% due 08/10/12	36,735,000	40,321,218
7.250% due 02/01/18	13,000,000	15,211,807
The Goldman Sachs Group Inc
1.004% due 01/30/17 §	EUR 1,000,000	1,048,071
6.250% due 09/01/17	$37,000,000	39,240,942
6.750% due 10/01/37	16,700,000	16,442,169
The Royal Bank of Scotland Group PLC (United Kingdom)
0.823% due 04/08/11 § ~	36,900,000	36,849,410
4.875% due 08/25/14 ~	1,100,000	1,104,637
6.990% § ± ~	3,000,000	1,965,000
7.640% § ±	16,000,000	9,240,000
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
8.700% due 08/07/18 ~	2,800,000	3,273,256
UBS AG (Switzerland)
1.584% due 02/23/12 §	4,900,000	4,919,355
5.875% due 12/20/17	24,700,000	26,199,685
US Central Federal Credit Union
1.900% due 10/19/12	3,100,000	3,166,430
Wachovia Bank NA
0.724% due 11/03/14 §	21,500,000	20,525,555
0.867% due 03/15/16 §	9,300,000	8,675,951
5.000% due 08/15/15	6,000,000	6,316,224
Wachovia Corp
0.433% due 10/15/11 §	13,000,000	12,910,222
WEA Finance LLC
5.700% due 10/01/16 ~	7,500,000	8,000,873
Wells Fargo & Co
7.980% § ± Δ	58,900,000	60,961,500
XL Capital Finance Europe PLC (United Kingdom)
6.500% due 01/15/12	5,000,000	5,235,245

		1,073,984,100

Health Care - 0.2%

UnitedHealth Group Inc
6.000% due 02/15/18	12,300,000	13,744,401
6.875% due 02/15/38	2,700,000	3,066,431

		16,810,832

Industrials - 1.5%

CSX Corp
5.600% due 05/01/17	5,000,000	5,508,805
Erac USA Finance Co
6.375% due 10/15/17 ~	5,000,000	5,640,030

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
International Lease Finance Corp
1.058% due 08/15/11 §	EUR 20,900,000	$23,546,485
1.084% due 07/06/10 §	17,800,000	21,821,141
5.300% due 05/01/12	$10,000,000	9,450,000
5.450% due 03/24/11	7,000,000	6,933,500
5.750% due 06/15/11	8,000,000	7,890,000
6.375% due 03/25/13	4,500,000	4,241,250
Masco Corp
6.125% due 10/03/16	10,000,000	9,692,790
United Air Lines Inc
9.350% due 04/07/16 Ψ Δ	75,572	17,760
9.560% due 10/19/18 Ψ Δ	901,723	365,198
10.850% due 02/19/15 Ψ Δ	718,018	312,338

		95,419,297

Materials - 0.4%

BHP Billiton Finance USA Ltd (Australia)
5.125% due 03/29/12	3,000,000	3,196,281
Nucor Corp
5.750% due 12/01/17	5,000,000	5,719,675
Rio Tinto Alcan Inc (Canada)
5.000% due 06/01/15	2,500,000	2,663,460
Rohm & Haas Co
6.000% due 09/15/17	10,000,000	10,928,570
Sealed Air Corp
5.625% due 07/15/13 ~	2,100,000	2,198,885
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	700,000	764,738

		25,471,609

Telecommunication Services - 1.1%

AT&T Inc
6.300% due 01/15/38	6,800,000	7,420,425
BellSouth Corp
5.200% due 09/15/14	9,100,000	10,125,361
Qwest Capital Funding Inc
7.250% due 02/15/11	880,000	902,000
Qwest Corp
6.875% due 09/15/33	1,386,000	1,278,585
8.875% due 03/15/12	1,500,000	1,616,250
Sprint Capital Corp
8.750% due 03/15/32	5,000,000	4,800,000
Sprint Nextel Corp
6.000% due 12/01/16	10,000,000	9,025,000
Verizon Communications Inc
5.550% due 02/15/16	8,000,000	8,975,344
Verizon PA Inc
5.650% due 11/15/11	2,899,000	3,048,513
Verizon Wireless Capital LLC
3.065% due 05/20/11 §	23,800,000	24,336,595

		71,528,073

Utilities - 0.1%

PSEG Power LLC
7.750% due 04/15/11	1,000,000	1,049,666
Teco Finance Inc
6.750% due 05/01/15	5,600,000	6,384,370

		7,434,036

Total Corporate Bonds & Notes
(Cost $1,474,914,467)		1,510,129,641

SENIOR LOAN NOTES - 0.3%

Consumer Discretionary - 0.2%

Ford Motor Co
3.331% due 12/16/13 §	9,013,719	8,535,803
Yell Group PLC Term B1 (United Kingdom)
4.097% due 07/31/14 § Δ	5,916,029	3,934,159

		12,469,962

Financials - 0.1%

American General Finance Corp
7.250% due 04/21/15 §	5,500,000	5,362,500
CIT Group Inc Tranche 2 (Expansion Term Loan)
9.500% due 01/18/12 §	3,300,000	3,379,613

		8,742,113

Total Senior Loan Notes
(Cost $23,531,921)		21,212,075

MORTGAGE-BACKED SECURITIES - 19.9%

Collateralized Mortgage Obligations - Commercial - 2.4%

BCRR Trust
5.858% due 07/17/40 " § ~	16,400,000	17,151,997
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/44 "	900,000	883,881
5.471% due 01/12/45 " §	1,300,000	1,347,787
5.700% due 06/11/50 "	6,900,000	6,994,281
7.000% due 05/20/30 " §	888,776	934,836
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 "	2,400,000	2,346,799
Credit Suisse First Boston Mortgage Securities Corp
6.380% due 12/18/35 "	1,899,311	1,919,377
Credit Suisse Mortgage Capital Certificates
0.580% due 10/15/21 " § ~	22,541,862	20,908,803
5.467% due 09/15/39 "	35,300,000	34,775,506
5.846% due 03/15/39 " §	400,000	416,850
GMAC Commercial Mortgage Securities Inc (IO)
1.094% due 05/15/35 " § Δ	1,451,430	57,042
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	200,000	208,005
5.444% due 03/10/39 "	18,200,000	18,274,107
JPMorgan Chase Commercial Mortgage Securities Corp
5.937% due 02/12/49 " §	5,660,000	5,717,140
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 " §	1,600,000	1,615,746
Lehman Large Loan (IO)
0.858% due 10/12/34 " § Δ	2,161,997	17,892
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 "	7,600,000	7,585,065
Merrill Lynch-Floating Rate Trust
0.888% due 07/09/21 " § ~	13,597,197	12,559,860
Morgan Stanley Capital I
5.731% due 07/12/44 " §	6,300,000	6,762,438
5.809% due 12/12/49 "	300,000	311,310
Morgan Stanley Reremic Trust
5.999% due 08/12/45 " § ~	700,000	735,326
Mortgage Capital Funding Inc (IO)
2.008% due 11/20/27 " § Δ	2,675	87
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/43 "	16,200,000	14,801,699

		156,325,834

Collateralized Mortgage Obligations - Residential - 3.9%

Adjustable Rate Mortgage Trust
2.856% due 09/25/35 " §	1,434,523	1,043,102
3.113% due 05/25/35 " §	1,003,037	982,981
Banc of America Funding Corp
2.926% due 05/25/35 " §	8,930,040	8,796,024
4.361% due 02/20/36 " §	6,151,148	5,615,875
5.978% due 01/20/47 " §	822,267	588,969

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value

Banc of America Funding Corp (IO)
4.503% due 01/25/36 " § Δ	$16,818,503	$1,598,008
Banc of America Mortgage Securities Inc
5.000% due 05/25/34 "	2,349,915	2,370,525
BCAP LLC Trust
0.517% due 01/25/37 " §	4,953,494	2,566,356
Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/35 " §	76,231	72,901
2.560% due 08/25/35 " §	2,490,410	2,355,086
2.760% due 03/25/35 " §	10,274,960	9,528,421
2.960% due 04/25/33 " §	27,901	27,106
3.399% due 02/25/34 " §	1,185,656	995,333
3.629% due 08/25/33 " §	8,480,424	8,267,498
4.625% due 10/25/35 " §	1,730,607	1,527,397
4.999% due 01/25/35 " §	764,881	772,509
Bear Stearns Alt-A Trust
1.187% due 11/25/34 " §	1,440,510	725,516
2.759% due 05/25/35 " §	5,394,542	4,173,482
4.539% due 09/25/35 " §	8,765,706	6,640,171
5.507% due 11/25/36 " §	6,192,630	3,965,094
5.553% due 01/25/36 " §	5,483,842	3,129,807
Bear Stearns Structured Products Inc
5.487% due 01/26/36 " §	2,948,942	1,864,212
5.563% due 12/26/46 " §	2,103,995	1,391,114
Citigroup Mortgage Loan Trust Inc
2.810% due 10/25/35 " §	283,835	235,651
3.157% due 08/25/35 " §	3,025,878	2,623,327
3.938% due 08/25/35 " §	2,960,670	1,496,449
Countrywide Alternative Loan Trust
0.627% due 02/25/37 " §	382,765	203,746
Countrywide Alternative Loan Trust (IO)
4.653% due 05/25/35 " § Δ	14,688,317	1,492,160
Countrywide Home Loan Mortgage Pass-Through Trust
0.667% due 03/25/35 " §	3,017,152	1,779,791
0.687% due 06/25/35 " § ~	11,801,854	9,684,525
3.311% due 05/20/34 " §	4,270,417	3,583,858
3.385% due 08/25/34 " §	595,598	422,686
5.250% due 02/20/36 " §	3,652,571	2,664,875
5.750% due 05/25/33 "	80,585	80,358
Credit Suisse First Boston Mortgage Securities Corp
0.837% due 03/25/32 " § ~	604,176	503,182
Downey Savings & Loan Association Mortgage Loan Trust
2.483% due 07/19/44 " §	2,388,706	1,791,654
Fannie Mae
0.407% due 07/25/37 " §	1,810,897	1,795,237
0.748% due 04/18/28 " §	296,553	298,618
0.798% due 10/18/30 " §	2,226	2,244
0.847% due 03/25/17 " §	100,796	100,445
5.000% due 03/25/21 "	131,546	140,557
5.500% due 03/25/28 "	3,424,219	3,501,845
6.500% due 10/25/42 "	2,423,120	2,688,523
First Horizon Alternative Mortgage Securities
2.266% due 06/25/34 " §	11,305,021	9,774,531
2.389% due 03/25/35 " §	2,178,381	1,522,271
5.357% due 09/25/35 " §	231,909	168,016
First Horizon Asset Securities Inc
3.936% due 08/25/35 " §	508,843	487,074
Freddie Mac
0.700% due 12/15/29 " §	47,168	47,282
3.500% due 07/15/32 "	226,690	234,876
5.000% due 11/15/24 - 04/15/30 "	12,215,010	12,377,640
5.500% due 03/15/17 "	720,080	744,590
7.000% due 09/15/21 "	81,264	90,398
7.500% due 01/15/23 - 09/20/26 "	2,236,103	2,459,580
Freddie Mac Structured Pass-Through Securities
1.621% due 10/25/44 " §	3,773,546	3,832,041
1.821% due 07/25/44 " §	20,058,382	20,396,373
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 "	1,466,671	1,480,503
Government National Mortgage Association
7.000% due 02/16/29 "	309,892	325,295
Greenpoint Mortgage Funding Trust
0.617% due 11/25/45 " §	112,429	62,496
Greenpoint Mortgage Pass-Through Certificates
2.999% due 10/25/33 " §	1,728,431	1,444,050
GSR Mortgage Loan Trust
2.943% due 09/25/35 " §	280,606	263,905
Harborview Mortgage Loan Trust
0.718% due 02/19/34 " §	77,006	63,964
3.098% due 07/19/35 " §	2,762,223	2,138,378
Imperial Savings Association
6.576% due 02/25/18 " §	2,576	2,552
IndyMac ARM Trust
2.341% due 01/25/32 " §	48,909	36,711
IndyMac Index Mortgage Loan Trust
2.785% due 12/25/34 " §	322,908	236,959
JPMorgan Mortgage Trust
5.017% due 02/25/35 " §	1,928,346	1,932,222
5.750% due 01/25/36 "	691,494	606,000
MASTR Alternative Loans Trust
0.747% due 03/25/36 " §	1,286,694	430,688
MASTR Asset Securitization Trust
5.500% due 09/25/33 "	164,063	169,021
Merrill Lynch Mortgage Investors Inc
0.557% due 02/25/36 " §	1,402,788	1,067,000
MLCC Mortgage Investors Inc
0.597% due 11/25/35 " §	302,573	247,526
1.249% due 10/25/35 " §	557,705	466,143
2.241% due 12/25/34 " §	799,609	755,098
4.250% due 10/25/35 " §	2,304,562	2,044,784
Provident Funding Mortgage Loan Trust
2.830% due 04/25/34 " §	18,854	18,563
Residential Accredit Loans Inc
0.527% due 06/25/46 " §	3,135,993	1,305,992
0.557% due 04/25/46 " §	306,294	126,363
6.000% due 06/25/36 "	13,532,693	7,362,069
Residential Asset Securitization Trust
0.747% due 01/25/46 " §	3,042,919	1,371,848
5.500% due 01/25/34 "	848,928	833,311
Residential Asset Securitization Trust (IO)
4.603% due 11/25/35 " § Δ	12,027,207	1,229,574
Residential Funding Mortgage Securities I Inc
5.066% due 09/25/35 " §	1,683,246	1,208,498
Sequoia Mortgage Trust
0.698% due 07/20/33 " §	2,428,001	2,034,677
Structured Adjustable Rate Mortgage Loan Trust
2.711% due 01/25/35 " §	1,309,544	1,041,999
3.337% due 08/25/35 " §	397,562	317,350
Structured Asset Mortgage Investments Inc
0.557% due 05/25/46 " §	2,389,733	1,249,511
0.567% due 05/25/36 " §	1,917,656	1,021,358
0.577% due 05/25/45 " §	648,410	369,926
0.598% due 07/19/35 " §	1,839,641	1,559,246
0.627% due 02/25/36 " §	2,523,492	1,395,177
0.928% due 07/19/34 " §	62,119	53,947
1.008% due 09/19/32 " §	273,786	233,355
1.188% due 10/19/33 " §	7,505	6,297
SunTrust Alternative Loan Trust (IO)
4.753% due 12/25/35 " § Δ	27,786,555	2,007,659
Thornburg Mortgage Securities Trust
0.467% due 10/25/46 " §	711,259	694,193

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
4.503% due 11/25/35 " § Δ	$42,795,609	$4,837,367
4.603% due 11/25/35 " § Δ	13,428,078	1,195,079
Washington Mutual Mortgage Pass-Through Certificates
0.617% due 12/25/45 " §	165,116	127,157
0.637% due 10/25/45 " §	173,798	135,446
0.657% due 01/25/45 " §	2,212,007	1,683,067
0.667% due 01/25/45 " §	124,204	96,603
0.887% due 12/25/27 " §	6,962,105	6,271,614
1.821% due 08/25/42 " §	118,747	104,365
3.109% due 02/27/34 " §	2,359,862	2,318,474
Washington Mutual MSC Mortgage Pass-Through Certificates
3.267% due 02/25/33 " §	18,035	16,355
3.363% due 02/25/33 " §	86,406	81,703
Wells Fargo Mortgage-Backed Securities Trust
3.123% due 05/25/35 " §	403,376	383,106
4.420% due 04/25/36 " §	8,005,678	7,644,658
4.807% due 03/25/36 " §	19,910,049	17,685,959
4.886% due 01/25/35 " §	3,216,373	3,131,955
4.988% due 12/25/34 " §	1,831,836	1,860,165
5.329% due 08/25/36 " §	3,859,586	3,825,710
5.698% due 04/25/36 " §	2,558,603	947,803

		247,782,684

Fannie Mae - 10.9%

1.621% due 08/01/42 - 10/01/44 " §	3,826,500	3,829,923
1.953% due 09/01/33 " §	125,425	129,238
2.070% due 02/01/33 " §	839,946	858,409
2.300% due 02/01/33 " §	27,333	28,491
2.343% due 04/01/35 " §	3,077,554	3,169,347
2.400% due 03/01/34 " §	54,670	57,104
2.401% due 01/01/34 " §	34,744	36,156
2.470% due 04/01/27 " §	45,109	46,996
2.585% due 12/01/34 " §	5,969,541	6,174,574
2.608% due 01/01/23 " §	176,056	183,471
2.640% due 01/01/25 " §	96,561	100,690
2.674% due 03/01/33 " §	49,688	51,666
2.710% due 06/01/34 " §	46,653	48,543
2.763% due 11/01/34 " §	56,307	57,728
2.817% due 11/01/34 " §	14,343,132	14,990,858
3.036% due 03/01/33 " §	1,060,528	1,077,806
3.043% due 12/01/22 " §	41,515	43,481
3.065% due 07/01/33 " §	118,035	120,501
3.200% due 11/01/23 " §	107	108
3.843% due 05/01/36 " §	133,733	135,463
3.933% due 05/01/36 " §	126,796	129,774
3.989% due 05/01/36 " §	4,046,340	4,169,079
4.500% due 07/01/40 - 08/01/40 "	136,000,000	140,641,284
4.576% due 07/01/35 " §	9,896,103	10,270,782
4.589% due 07/01/33 " §	108,144	114,144
4.654% due 08/01/35 " §	1,674,522	1,738,773
4.721% due 09/01/35 " §	920,044	958,106
4.776% due 04/01/34 " §	980,681	1,038,153
4.914% due 09/01/34 " §	1,896,429	1,970,132
5.062% due 09/01/35 " §	1,635,355	1,743,861
5.072% due 12/01/34 " §	82,034	87,881
5.212% due 08/01/34 " §	64,850	69,105
5.379% due 01/01/36 " §	1,077,298	1,153,232
5.500% due 09/01/22 - 08/01/40 "	152,758,800	164,311,115
6.000% due 04/01/16 - 08/01/40 "	300,411,229	326,363,129
6.268% due 08/01/36 " §	1,848,100	1,949,603
6.500% due 01/01/13 - 07/01/40 "	11,551,542	12,690,931
8.000% due 05/01/30 - 08/01/30 "	20,362	23,607

		700,563,244

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	256,664	255,565
7.430% due 11/01/19 - 11/01/22 "	654,798	656,071

		911,636

Freddie Mac - 0.9%

2.544% due 01/01/28 " §	50,316	52,261
2.624% due 03/01/32 " §	479,654	499,812
2.625% due 05/01/32 " §	42,883	44,715
2.866% due 07/01/32 " §	47,207	48,666
2.901% due 05/01/23 " §	12,496	12,525
5.244% due 09/01/35 " §	895,932	929,180
5.500% due 03/01/23 - 08/01/40 "	49,622,530	53,227,473
5.661% due 06/01/17 " §	6,075	6,300
6.000% due 03/03/18 - 10/01/22 "	2,758,903	3,043,078
6.500% due 01/01/15 - 05/01/17 "	1,939,907	2,107,056

		59,971,066

Government National Mortgage Association - 1.8%

2.750% due 03/20/32 " §	91,815	93,831
3.000% due 03/20/32 - 01/20/33 " §	399,558	408,831
3.125% due 12/20/22 - 12/20/32 " §	1,927,589	1,975,456
3.250% due 03/20/28 - 03/20/29 " §	43,312	44,371
3.375% due 01/20/23 - 02/20/27 " §	1,524,737	1,562,981
3.500% due 03/20/33 " §	380,230	390,005
3.625% due 07/20/23 - 09/20/32 " §	1,312,309	1,349,587
3.750% due 03/20/29 " §	48,520	49,868
4.125% due 08/20/20 - 07/20/24 " §	199,751	206,077
4.375% due 05/20/22 - 06/20/32 " §	3,018,263	3,119,878
6.000% due 08/15/31 - 07/01/40 "	52,429,750	57,128,972
6.500% due 04/15/36 - 02/15/39 "	43,991,803	48,343,825
7.500% due 02/15/31 - 12/15/31 "	121,445	138,586
8.000% due 12/15/29 - 08/15/32 "	730,436	848,717
8.500% due 09/15/16 - 12/15/30 "	918,066	1,073,886
9.000% due 02/15/17 - 04/15/20 "	20,539	23,466
10.000% due 05/15/19 - 02/15/25 "	20,353	23,373

		116,781,710

Total Mortgage-Backed Securities
(Cost $1,281,664,590)		1,282,336,174

ASSET-BACKED SECURITIES - 0.7%

Access Group Inc
1.616% due 10/27/25 " §	26,564,267	27,246,310
Ally Auto Receivables Trust
1.320% due 03/15/12 " ~	5,006,307	5,017,709
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 "	82,810	77,522
GE-WMC Mortgage Securities LLC
0.387% due 08/25/36 " §	2,419	873
IMC Home Equity Loan Trust
6.340% due 08/20/29 " §	31,082	30,453
Long Beach Mortgage Loan Trust
0.627% due 10/25/34 " §	17,007	14,539
Mid-State Trust
7.340% due 07/01/35 "	1,688,609	1,721,727
7.791% due 03/15/38 "	670,113	626,803
8.330% due 04/01/30 "	2,959,103	3,004,863
Renaissance Home Equity Loan Trust
0.787% due 08/25/33 " §	654,160	556,430
Saxon Asset Securities Trust
0.867% due 08/25/32 " §	1,864	1,774
SLM Student Loan Trust
0.766% due 01/25/17 " §	4,000,000	4,007,041

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Small Business Administration
4.754% due 08/10/14 "	$1,360,343	$1,437,068
Structured Asset Securities Corp
0.637% due 01/25/33 " §	33,487	30,529

Total Asset-Backed Securities
(Cost $43,196,821)		43,773,641

U.S. GOVERNMENT AGENCY ISSUES - 6.2%

Fannie Mae
1.125% due 07/30/12	89,000,000	89,653,883
5.000% due 07/29/19	17,000,000	18,917,362
Federal Home Loan Bank
0.875% due 08/22/12	5,600,000	5,609,671
1.375% due 06/08/12	250,000,000	253,166,750
Freddie Mac
1.125% due 06/01/11	25,900,000	26,067,858
1.125% due 07/27/12	6,500,000	6,550,642
Small Business Administration Participation Certificates
6.120% due 09/01/21	1,689,867	1,833,422

Total U.S. Government Agency Issues
(Cost $397,141,649)		401,799,588

U.S. TREASURY OBLIGATIONS - 43.6%

U.S. Treasury Bonds - 2.1%

3.500% due 02/15/39	300,000	279,375
4.250% due 05/15/39	15,700,000	16,642,000
4.375% due 02/15/38	100,000	108,391
4.375% due 11/15/39	11,500,000	12,448,750
4.375% due 05/15/40	48,000,000	52,050,048
4.625% due 02/15/40 ‡	39,400,000	44,411,207
8.750% due 05/15/20	7,500,000	11,218,357

		137,158,128

U.S. Treasury Inflation Protected Securities - 0.1%

2.000% due 01/15/26 ∧	1,098,340	1,164,069
2.375% due 01/15/25 ∧	2,313,000	2,571,586

		3,735,655

U.S. Treasury Notes - 41.4%

0.625% due 06/30/12	125,350,000	125,398,385
0.750% due 05/31/12	370,700,000	371,888,835
1.125% due 06/15/13	111,100,000	111,595,173
1.375% due 05/15/13	74,300,000	75,234,471
1.875% due 06/30/15	74,700,000	75,032,639
2.125% due 05/31/15	183,600,000	186,856,330
2.250% due 01/31/15	1,400,000	1,435,547
2.375% due 02/28/15	13,800,000	14,229,125
2.500% due 04/30/15	579,600,000	600,474,874
2.500% due 06/30/17 ‡	402,000,000	404,072,712
2.750% due 05/31/17	130,400,000	133,262,671
3.125% due 04/30/17	70,600,000	73,854,236
3.375% due 11/15/19	6,100,000	6,324,462
3.500% due 05/15/20	178,000,000	186,511,426
3.625% due 02/15/20	282,800,000	299,127,458

		2,665,298,344

Total U.S. Treasury Obligations
(Cost $2,763,448,931)		2,806,192,127

FOREIGN GOVERNMENT BONDS & NOTES - 5.6%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 522,530,000	281,544,664
10.000% due 01/01/17	56,000,000	28,039,898
Canada Government Bond (Canada)
2.000% due 12/01/14	CAD 7,700,000	7,159,181
4.500% due 06/01/15	1,200,000	1,241,516
Export-Import Bank of Korea (South Korea)
5.125% due 06/29/20	$3,200,000	3,228,589
Hydro Quebec (Canada)
8.625% due 06/15/29	1,000,000	1,460,585
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	3,385,475
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	490,418
Republic of Panama (Panama)
6.700% due 01/26/36	10,935,000	12,110,513
Republic of South Africa (South Africa)
5.875% due 05/30/22	1,125,000	1,188,984
7.375% due 04/25/12	320,000	350,592
Societe Financement de l’Economie Francaise (France)
2.125% due 05/20/12	EUR 11,000,000	13,708,025
United Mexican States (Mexico)
6.050% due 01/11/40	$3,800,000	4,028,000

Total Foreign Government Bonds & Notes
(Cost $350,629,464)		357,936,440

MUNICIPAL BONDS - 2.9%

Badger Tobacco Asset Securitization Corp WI
6.125% due 06/01/27	1,300,000	1,404,676
Buckeye Tobacco Settlement Financing Authority of OH ‘A2’
5.875% due 06/01/47	7,100,000	5,097,658
California Infrastructure & Economic Development Bank
6.486% due 05/15/49	1,700,000	1,810,704
California Public Works Board Revenue ‘B2’
7.804% due 03/01/35	4,700,000	4,890,068
Chicago Transit Authority IL ‘A’
6.899% due 12/01/40	7,200,000	8,006,760
Chicago Transit Authority IL ‘B’
6.200% due 12/01/40	1,900,000	1,968,324
6.300% due 12/01/21	800,000	864,304
6.899% due 12/01/40	6,800,000	7,561,940
Clark County NV ‘C’
6.820% due 07/01/45	3,300,000	3,689,268
Clovis Unified School District CA ‘B’
0.000% due 08/01/24	3,000,000	1,413,690
Cook County School District No 123 IL
0.000% due 12/01/21	2,290,000	1,312,720
Escondido Union High School District CA
0.000% due 11/01/20	2,655,000	1,556,865
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,155,384
5.750% due 06/01/47	3,000,000	2,141,820
Golden State Tobacco Securitization Corp CA ‘A2’
0.000% due 06/01/37 §	3,200,000	2,044,512
Hamilton OH School Districts Gas Supply Revenue
7.740% due 02/01/12	3,195,000	3,239,411
Huntington Beach Union High School District CA
0.000% due 08/01/32	10,000,000	2,513,400

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Illinois Municipal Electric Agency
6.832% due 02/01/35	$300,000	$329,385
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,014,220
Los Angeles Unified School District CA ‘A1’
4.500% due 07/01/24	7,100,000	7,070,819
Metropolitan Pier & Exposition Authority IL ‘A’
0.000% due 06/15/29	4,000,000	1,341,920
Metropolitan Transportation Authority NY
7.336% due 11/15/39	28,190,000	34,450,153
Modesto High School District Stanislaus County CA ‘A’
0.000% due 08/01/26	4,000,000	1,593,560
Monrovia Unified School District CA ‘B’
0.000% due 08/01/23	3,175,000	1,515,396
North Carolina Turnpike Authority ‘B’
6.700% due 01/01/39	400,000	429,116
Northern Tobacco Securitization Corp AK ‘A’
5.000% due 06/01/46	3,500,000	2,291,590
Palomar Community College District CA ‘A’
4.750% due 05/01/32	400,000	402,524
Pennsylvania Economic Development Financing Authority
6.532% due 06/15/39	1,600,000	1,665,376
Pierce County School District WA
5.000% due 12/01/23	3,000,000	3,179,580
Public Power Generation Agency NE
7.242% due 01/01/41	2,100,000	2,196,663
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	335,000	335,013
Southern California Public Power Authority
5.943% due 07/01/40	37,000,000	37,108,040
State of California
7.550% due 04/01/39	3,550,000	3,812,878
7.950% due 03/01/36	1,200,000	1,261,668
State of Illinois
4.071% due 01/01/14	5,200,000	5,140,252
6.900% due 03/01/35	1,000,000	966,600
State of Iowa
6.750% due 06/01/34	1,000,000	1,075,340
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35	1,700,000	1,712,784
Tobacco Settlement Finance Authority WV ‘A’
7.467% due 06/01/47	9,305,000	6,941,809
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	4,830,575
6.125% due 06/01/32	2,735,000	2,618,954
Tobacco Settlement Financing Corp NJ ‘1A’
5.000% due 06/01/41	12,400,000	8,130,804
Tobacco Settlement Financing Corp RI ‘A’
6.250% due 06/01/42	900,000	852,507
Tobacco Settlement Revenue Management Authority SC ‘B’
6.000% due 05/15/22	2,460,000	2,515,744

Total Municipal Bonds
(Cost $180,666,874)		185,454,774

SHORT-TERM INVESTMENTS - 15.4%

U.S. Treasury Bills - 0.3%

0.102% due 07/15/10 ‡	4,799,000	4,798,944
0.149% due 07/29/10 ‡	3,220,000	3,219,597
0.219% due 08/26/10 ‡	13,333,000	13,328,541

		21,347,082

U.S. Government Agency Issues - 1.9%

Fannie Mae
0.220% due 08/09/10	27,600,000	27,593,422
0.270% due 10/25/10	26,700,000	26,687,958
Freddie Mac
0.250% due 10/13/10	40,400,000	40,383,678
0.275% due 10/26/10	23,900,000	23,889,126

		118,554,184

Repurchase Agreements - 13.2%

Bank of America Corp 0.010% due 07/01/10 (Dated 06/30/10, repurchase price of $579,600,161; collateralized by U.S. Treasury Notes: 1.375% - 2.750% due 05/15/13 - 11/30/16 and value $592,786,512)	579,600,000	579,600,000
Bank of America Corp 0.160% due 07/16/10 (Dated 06/16/10, repurchase price of $23,003,067; collateralized by U.S. Treasury Notes: 2.750% due 11/30/16 and value $23,976,015) Δ	23,000,000	23,000,000
Deutsche Bank AG 0.160% due 07/12/10 (Dated 06/10/10, repurchase price of $30,004,267; collateralized by U.S. Treasury Notes: 1.250% due 11/30/10 and value $30,607,380) Δ	30,000,000	30,000,000
Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $13,851,337; collateralized by U.S. Treasury Notes: 0.875% due 01/31/11 and value $14,130,188)	13,851,337	13,851,337
Morgan Stanley 0.010% due 07/01/10 (Dated 06/30/10, repurchase price of $206,400,057; collateralized by U.S. Treasury Bonds: 4.375% due 11/15/39 and value $219,162,938)	206,400,000	206,400,000

		852,851,337

Total Short-Term Investments
(Cost $992,699,980)		992,752,603

TOTAL INVESTMENTS -118.8%
(Cost $7,576,517,431)		7,653,744,328

TOTAL SECURITIES SOLD SHORT - (0.3%)
(See Note (f) to Notes to Schedule of Investments)
(Proceeds $18,475,156)		(18,439,696)

OTHER ASSETS & LIABILITIES, NET - (18.5%)		(1,189,795,203)

NET ASSETS - 100.0%		$6,445,509,429

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	43.6%
Corporate Bonds & Notes	23.4%
Mortgage-Backed Securities	19.9%
Short-Term Investments	15.4%
U.S. Government Agency Issues	6.2%
Foreign Government Bonds & Notes	5.6%
Municipal Bonds	2.9%
Convertible Preferred Stocks	0.8%
Asset-Backed Securities	0.7%
Senior Loan Notes	0.3%

118.8%
Securities sold short	(0.3%)
Other Assets & Liabilities, Net	(18.5%)

100.0%

(b)	As of June 30, 2010, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	64.9%
A-1 (Short-Term Debt only)	11.2%
AA	3.9%
A	8.6%
BBB	6.1%
BB	2.3%
B	1.2%
CCC	0.5%
D	0.1%
Not Rated	1.2%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate value of $12,050,479 or 0.2% of the net assets were in default as of June 30, 2010.

(e)	2.4% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(f)	Securities sold short outstanding as of June 30, 2010 were as follows:

	Principal
Description	Amount	Value
Fannie Mae
6.000% due 07/14/40	$17,000,000	($18,439,696)

Total Securities sold short
(Proceeds $18,475,156)		($18,439,696)

(g)	Forward foreign currency contracts outstanding as of June 30, 2010 were as follows:

Contracts		Principal Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)
Buy	AUD	34,133,000	07/10	($988,017)
Sell	BRL	441,057,983	08/10	1,056,982
Sell	CAD	931,000	07/10	51,124
Buy	CNY	39,217,885	08/10	13,599
Buy	CNY	52,446,739	08/10	(139,822)
Buy	CNY	54,373,348	11/10	(161,515)
Buy	CNY	112,838,422	04/11	(223,682)
Sell	DKK	236,722,000	09/10	329,072
Buy	EUR	1,299,000	07/10	16,860
Buy	EUR	24,560,000	07/10	(121,335)
Sell	EUR	117,747,000	07/10	11,305,761
Sell	EUR	7,246,000	08/10	82,324
Sell	GBP	16,800,000	09/10	(201,725)
Buy	IDR	58,373,874,500	10/10	549,232
Sell	JPY	3,881,838,000	07/10	(1,511,704)
Buy	KRW	330,093,044	07/10	1,589
Buy	KRW	1,886,381,956	07/10	(37,144)
Sell	KRW	2,216,475,000	07/10	(22,244)
Buy	KRW	5,780,614,000	08/10	(135,318)
Buy	KRW	9,522,372,144	11/10	(464,466)
Sell	KRW	1,169,920,000	11/10	18,373
Sell	KRW	6,815,943,044	11/10	(46,617)
Buy	MXN	359,000	09/10	237
Buy	MXN	27,000,502	09/10	(94,940)
Buy	MYR	22,129,355	10/10	262,372
Buy	MYR	4,604,000	10/10	(1,080)
Buy	PHP	17,379,700	11/10	(4,793)
Buy	SGD	1,394,404	09/10	4,087
Sell	SGD	1,394,404	09/10	430
Buy	TWD	44,847,174	10/10	(39,266)
Buy	TWD	8,491,000	01/11	131
Buy	TWD	42,503,621	01/11	(15,488)

				$9,483,017

(h)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Eurodollar (09/10)	2,596	$2,596,000,000	$539,884
Eurodollar (12/10)	2,764	2,764,000,000	3,543,976
Eurodollar (03/11)	42	42,000,000	109,200
U.S. Treasury 2-Year Notes (09/10)	945	189,000,000	873,205
U.S. Treasury 5-Year Notes (09/10)	366	36,600,000	602,891
U.S. Treasury 10-Year Notes (09/10)	4,398	439,800,000	9,170,508

			$14,839,664

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(i)	Transactions in written options for the period ended June 30, 2010 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in $	in EUR	Premium
Outstanding, December 31, 2009	852	1,420,758,000	8,700,000	$17,980,584
Call Options Written	1,780	1,283,000,000	4,400,000	7,573,455
Put Options Written	2,351	1,231,300,000	4,400,000	7,901,771
Call Options Expired	-	(50,900,000)	-	(234,140)
Put Options Expired	-	(50,900,000)	-	(439,267)
Call Options Repurchased	(1,764)	(750,129,000)	(8,700,000)	(4,690,433)
Put Options Repurchased	(1,602)	(904,429,000)	-	(12,622,302)

Outstanding, June 30, 2010	1,617	2,178,700,000	8,800,000	$15,469,668

(j)	Premiums received and value of written options outstanding as of June 30, 2010 were as follows:

Credit Default Swaptions – Buy Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Call - OTC Dow Jones CDX IG 14 5Y Index	0.800%	07/21/10	MSC	$4,800,000	$6,720	($142)
Call - OTC ITRAXX Europe 13 5Y Index	0.800%	09/15/10	BNP	EUR 4,400,000	9,308	(2,007)

					$16,028	($2,149)

Credit Default Swaptions – Sell Protection (2)
	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Put - OTC Dow Jones CDX IG 14 5Y Index	1.600%	07/21/10	MSC	$4,800,000	$12,960	($4,059)
Put - OTC ITRAXX Europe 13 5Y Index	1.500%	09/15/10	BNP	EUR 4,400,000	28,205	(42,100)

					$41,165	($46,159)

Total Credit Default Swaptions					$57,193	($48,308)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaptions and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swaptions less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The counterparty is only obligated if the swaption is exercised.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaptions and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swaptions less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Portfolio is only obligated if the swaption is exercised.

Foreign Currency Options

	Exercise	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Premium	Value
Put - OTC Japanese yen versus U.S. dollar Δ	JPY 90.00	07/21/10	BOA	$32,800,000	$291,081	($736,557)
Put - OTC Japanese yen versus U.S. dollar Δ	90.00	07/21/10	MSC	14,200,000	133,489	(318,875)

					$424,570	($1,055,432)

Inflation Floor/Cap Options

	Strike	Exercise	Expiration	Counter-	Notional
Description	Index	Index	Date	party	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [1-(Index Final/Index Initial)] or $0	03/10/20	DUB	$4,200,000	$31,500	($41,105)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [1-(Index Final/Index Initial)] or $0	03/12/20	CIT	11,600,000	98,160	(129,906)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [1-(Index Final/Index Initial)] or $0	04/07/20	CIT	27,900,000	248,820	(316,682)

						$378,480	($487,693)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	BOA	$8,200,000	$22,140	($191,709)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	CIT	83,300,000	311,850	(1,947,479)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	DUB	47,800,000	267,680	(1,117,521)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	GSC	43,300,000	108,250	(1,012,315)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	RBS	$57,400,000	$235,340	($1,341,960)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	08/31/10	CIT	46,800,000	231,660	(1,880,316)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	08/31/10	DUB	157,100,000	1,366,770	(6,311,917)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	08/31/10	MSC	36,100,000	281,580	(1,450,415)
Call - OTC 10-Year Interest Rate Swap	Receive	3.500%	08/31/10	RBS	28,400,000	191,700	(1,141,047)
Put - OTC 10-Year Interest Rate Swap	Pay	4.500%	08/31/10	CIT	95,100,000	487,515	(3,205)
Put - OTC 10-Year Interest Rate Swap	Pay	4.500%	08/31/10	DUB	204,900,000	769,060	(6,905)
Put - OTC 10-Year Interest Rate Swap	Pay	4.500%	08/31/10	MSC	36,100,000	184,110	(1,217)
Put - OTC 10-Year Interest Rate Swap	Pay	4.500%	08/31/10	RBS	28,400,000	161,880	(957)
Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	BOA	8,200,000	38,540	(79)
Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	CIT	35,000,000	155,750	(336)
Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	GSC	43,300,000	258,718	(416)
Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	RBS	57,400,000	269,780	(551)
Put - OTC 5-Year Interest Rate Swap	Pay	5.500%	08/31/10	BRC	15,000,000	118,625	(1)
Put - OTC 5-Year Interest Rate Swap	Pay	5.500%	08/31/10	JPM	257,000,000	2,713,178	(26)
Put - OTC 5-Year Interest Rate Swap	Pay	5.500%	08/31/10	RBS	10,000,000	76,715	(1)
Put - OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	BRC	2,000,000	15,500	-
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	DUB	13,900,000	108,957	(1)
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	JPM	41,600,000	331,995	(4)
Put - OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	JPM	3,500,000	31,185	-
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	148,600,000	1,146,078	(15)
Put - OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	54,000,000	408,200	(5)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	CIT	10,100,000	45,955	(260,477)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	GSC	13,800,000	53,820	(355,899)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	CIT	10,100,000	47,975	(1,132)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	GSC	13,800,000	75,900	(1,547)
Put - OTC 5-Year Interest Rate Swap	Pay	4.000%	12/01/10	DUB	122,200,000	806,520	(42,697)
Put - OTC 5-Year Interest Rate Swap	Pay	4.000%	12/01/10	RBS	164,500,000	965,310	(57,476)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	01/24/11	CIT	49,200,000	270,600	(1,396,586)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	01/24/11	RBS	27,100,000	168,020	(769,258)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	01/24/11	CIT	49,200,000	398,520	(43,252)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	01/24/11	RBS	27,100,000	271,000	(23,824)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	28,900,000	174,123	(12,066)

						$13,570,499	($19,372,612)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Put - CBOT 10-Year U.S. Treasury Note Futures (09/10)	$114.00	08/27/10	CIT	762	$438,500	($35,719)
Put - CBOT 10-Year U.S. Treasury Note Futures (09/10)	117.00	08/27/10	CIT	95	84,372	(11,875)
Call - CBOT 10-Year U.S. Treasury Note Futures (09/10)	120.00	08/27/10	CIT	665	459,885	(2,015,781)
Call - CBOT 10-Year U.S. Treasury Note Futures (09/10)	122.00	08/27/10	CIT	95	56,169	(157,344)

					$1,038,926	($2,220,719)

Total Written Options					$15,469,668	($23,184,764)

(k)	Swap agreements outstanding as of June 30, 2010 were as follows:

Credit Default Swaps on Asset-Backed Securities – Buy Protection (1)

								Upfront
	Fixed Deal							Premiums
	Pay		Expiration	Counter-		Notional		Paid	Unrealized
Referenced Obligation	Rate		Date	party		Amount (4)	Value (5)	(Received)	Appreciation
BFC Genesee Ltd CDO
1.944% due 01/10/41 Δ	(1.280%	)	01/10/41	JPM		$4,920,720	$4,816,015	$-	$4,816,015

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)
								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	06/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
DaimlerChrysler NA Holdings 5.750% due 09/08/11	(0.580%	)	09/20/11	BRC	0.691%	$8,000,000	$9,594	$-	$9,594
XL Capital Ltd 6.500% due 01/15/12	(0.205%	)	03/20/12	BRC	1.790%	5,300,000	141,843	-	141,843

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	06/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
Sealed Air Corp 5.625% due 07/15/13	(0.580%	)	09/20/13	MSC	1.138%	$2,100,000	$36,399	$-	$36,399
CNA Financial Corp 5.850% due 12/15/14	(0.470%	)	12/20/14	CIT	2.708%	4,000,000	359,327	-	359,327
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	(0.535%	)	12/20/14	BRC	1.141%	2,000,000	51,120	-	51,120
CNA Financial Corp 5.850% due 12/15/14	(0.630%	)	12/20/14	BOA	2.708%	5,000,000	416,782	-	416,782
WEA Finance LLC 5.700% due 10/01/16	(0.590%	)	12/20/16	CIT	1.716%	7,500,000	481,786	-	481,786
Masco Corp 6.125% due 10/03/16	(0.915%	)	12/20/16	CSF	2.778%	10,000,000	1,015,410	-	1,015,410
Sprint Nextel Corp 6.000% due 12/01/16	(0.940%	)	12/20/16	DUB	4.508%	5,000,000	901,315	-	901,315
Sprint Nextel Corp 6.000% due 12/01/16	(0.980%	)	12/20/16	JPM	4.508%	5,000,000	891,141	-	891,141
Macy’s Retail Holdings Inc 5.900% due 12/01/16	(2.111%	)	12/20/16	RBS	2.229%	5,000,000	30,045	-	30,045
CSX Corp 5.600% due 05/01/17	(0.960%	)	06/20/17	BRC	0.595%	5,000,000	(118,533)	-	(118,533)
Rohm & Haas Co 6.000% due 09/15/17	(0.580%	)	09/20/17	UBS	0.866%	5,000,000	92,921	-	92,921
Marks & Spencer Group PLC 6.250% due 12/01/17	(0.950%	)	12/20/17	RBS	1.932%	10,000,000	617,288	-	617,288
Erac USA Finance Co 6.375% due 10/15/17	(2.700%	)	12/20/17	GSC	0.907%	5,000,000	(604,415)	-	(604,415)
Nabors Industries Ltd 6.150% due 02/15/18	(1.020%	)	03/20/18	GSC	1.682%	4,800,000	208,403	-	208,403

							$4,530,426	$-	$4,530,426

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
SLM Corp 5.125% due 08/27/12	5.000%	09/20/10	DUB	3.006%	$200,000	$1,180	($16,000)	$17,180
SLM Corp 5.125% due 08/27/12	5.000%	12/20/10	BOA	3.006%	400,000	4,334	(41,000)	45,334
Citigroup Inc 6.500% due 01/18/11	1.000%	03/20/11	BNP	1.235%	400,000	(569)	(2,132)	1,563
Citigroup Inc 6.500% due 01/18/11	1.000%	03/20/11	BRC	1.235%	800,000	(1,139)	(4,805)	3,666
Citigroup Inc 6.500% due 01/18/11	1.000%	03/20/11	GSC	1.235%	900,000	(1,281)	(5,101)	3,820
Citigroup Inc 6.500% due 01/18/11	1.000%	03/20/11	UBS	1.235%	2,100,000	(2,989)	(11,903)	8,914
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	2.030%	4,600,000	300,968	-	300,968
General Electric Capital Corp 5.625% due 09/15/17	4.200%	12/20/13	CIT	2.030%	11,400,000	820,958	-	820,958
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	2.030%	7,700,000	562,114	-	562,114
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	2.030%	7,200,000	548,138	-	548,138
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	2.030%	13,400,000	1,053,241	-	1,053,241
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	2.030%	16,900,000	1,383,995	-	1,383,995
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	2.030%	13,500,000	1,194,473	-	1,194,473
General Electric Capital Corp 5.625% due 09/15/17	4.850%	12/20/13	CIT	2.030%	5,900,000	551,173	-	551,173
General Electric Capital Corp 5.625% due 09/15/17	4.900%	12/20/13	DUB	2.030%	2,800,000	266,184	-	266,184
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/14	BNP	0.698%	35,900,000	476,964	267,540	209,424
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/14	JPM	0.698%	36,400,000	483,607	271,267	212,340
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/14	MSC	0.698%	1,500,000	19,929	11,178	8,751
Ford Motor Credit Co LLC 7.250% due 10/25/11	5.000%	12/20/14	CIT	4.919%	500,000	2,136	(10,783)	12,919
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/15	BOA	0.873%	1,800,000	(50,144)	(30,832)	(19,312)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/15	CIT	0.873%	1,600,000	(44,573)	(25,924)	(18,649)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/15	GSC	0.873%	1,800,000	(50,144)	(31,254)	(18,890)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/15	RBS	0.873%	1,600,000	(44,573)	(27,427)	(17,146)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	BOA	1.982%	$4,300,000	($181,327)	($75,980)	($105,347)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/15	BOA	0.884%	900,000	4,972	10,239	(5,267)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	1.283%	3,000,000	(37,094)	(67,496)	30,402
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	1.283%	3,000,000	(37,094)	(68,880)	31,786
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/15	DUB	0.884%	100,000	552	1,161	(609)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	1.283%	1,500,000	(18,547)	(34,440)	15,893
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	GSC	1.982%	2,200,000	(92,772)	(38,874)	(53,898)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/15	JPM	0.884%	1,900,000	10,495	22,524	(12,029)
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	UBS	1.982%	2,200,000	(92,772)	(39,880)	(52,892)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	BOA	0.902%	4,500,000	22,082	75,362	(53,280)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	CIT	0.902%	1,000,000	4,907	16,386	(11,479)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	CSF	1.342%	13,400,000	(210,733)	(282,871)	72,138
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	1.342%	8,400,000	(132,101)	(92,192)	(39,909)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	RBS	0.902%	2,200,000	10,795	37,125	(26,330)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	BOA	2.069%	3,600,000	(168,525)	-	(168,525)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	CIT	2.069%	3,500,000	(163,844)	-	(163,844)

						$6,392,976	($194,992)	$6,587,968

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation
Dow Jones CDX HY8 5Y	0.483%	06/20/12	BRC	$770,352	($6,742)	($300)	($6,442)
Dow Jones CDX HY9 5Y Δ	2.080%	12/20/12	MER	7,701,680	128,884	-	128,884
Dow Jones CDX IG10 5Y	0.463%	06/20/13	GSC	6,076,343	46,223	-	46,223
Dow Jones CDX IG10 5Y	0.530%	06/20/13	DUB	4,918,944	47,168	-	47,168
Dow Jones CDX HY12 5Y	5.000%	12/20/14	DUB	2,100,000	194,519	210,450	(15,931)
Dow Jones CDX EM13	5.000%	06/20/15	BRC	10,200,000	1,062,346	1,135,000	(72,654)
Dow Jones CDX EM13	5.000%	06/20/15	CSF	2,200,000	229,133	290,400	(61,267)
Dow Jones CDX EM13	5.000%	06/20/15	DUB	7,300,000	760,306	820,050	(59,744)
Dow Jones CDX EM13	5.000%	06/20/15	GSC	600,000	62,490	74,550	(12,060)
Dow Jones CDX EM13	5.000%	06/20/15	HSB	14,400,000	1,499,782	1,642,050	(142,268)
Dow Jones CDX IG9 10Y	0.548%	12/20/17	GSC	3,761,546	25,951	-	25,951

					$4,050,060	$4,172,200	($122,140)

Total Credit Default Swaps					$19,789,477	$3,977,208	$15,812,269

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(3) Implied credit spreads, represented in the absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as a defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
6-Month GBP-LIBOR	RBS	Pay	5.000%	09/15/10	GBP 10,200,000	$318,453	($321,396)	$639,849
France CPI Excluding Tobacco	BNP	Pay	2.090%	10/15/10	EUR 13,000,000	500,108	(29,507)	529,615
France CPI Excluding Tobacco	UBS	Pay	2.146%	10/15/10	17,600,000	741,870	7,539	734,331
3-Month Australian Bank Bill	RBC	Pay	4.250%	06/15/11	AUD 22,500,000	(115,962)	(3,311)	(112,651)
3-Month Australian Bank Bill	DUB	Pay	4.500%	06/15/11	165,700,000	(513,470)	171,091	(684,561)
3-Month Australian Bank Bill	MER	Pay	4.500%	06/15/11	97,100,000	(300,893)	93,193	(394,086)
6-Month Australian Bank Bill	UBS	Pay	4.250%	09/15/11	69,000,000	(478,638)	569,776	(1,048,414)
6-Month Australian Bank Bill	RBS	Pay	6.250%	09/15/11	24,000,000	428,777	15,225	413,552
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 140,100,000	(3,151,032)	(3,058,879)	(92,153)
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	57,600,000	(708,414)	(1,033,120)	324,706
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	55,800,000	(574,977)	(701,210)	126,233
BRL-CDI-Compounded	GSC	Pay	10.835%	01/02/12	92,900,000	134,304	89,093	45,211
BRL-CDI-Compounded	MER	Pay	12.540%	01/02/12	70,600,000	1,553,788	(359,262)	1,913,050
BRL-CDI-Compounded	MSC	Pay	12.540%	01/02/12	9,400,000	206,878	(63,169)	270,047
BRL-CDI-Compounded	UBS	Pay	12.540%	01/02/12	11,400,000	250,895	(56,175)	307,070
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	3,000,000	145,396	20,000	125,396
BRL-CDI-Compounded	MER	Pay	14.765%	01/02/12	9,300,000	450,728	39,058	411,670
6-Month Australian Bank Bill	UBS	Pay	6.000%	09/15/12	AUD 93,000,000	1,604,109	-	1,604,109
3-Month USD-LIBOR Δ	BOA	Pay	2.000%	12/15/12	$39,900,000	580,401	457,254	123,147
3-Month USD-LIBOR Δ	MER	Pay	2.000%	12/15/12	189,200,000	2,752,179	2,157,201	594,978
BRL-CDI-Compounded	HSB	Pay	11.880%	01/02/13	BRL 12,000,000	1,982	(8,462)	10,444
BRL-CDI-Compounded	HSB	Pay	11.890%	01/02/13	21,800,000	32,453	36,808	(4,355)
BRL-CDI-Compounded	MER	Pay	11.900%	01/02/13	65,400,000	59,581	87,319	(27,738)
BRL-CDI-Compounded	GSC	Pay	11.930%	01/02/13	17,200,000	28,707	(24,657)	53,364
BRL-CDI-Compounded	MSC	Pay	11.980%	01/02/13	10,400,000	23,902	16,206	7,696
BRL-CDI-Compounded	JPM	Pay	12.170%	01/02/13	4,500,000	21,503	15,741	5,762
BRL-CDI-Compounded	RBC	Pay	12.180%	01/02/13	22,800,000	111,380	32,774	78,606
BRL-CDI-Compounded	HSB	Pay	12.300%	01/02/13	5,300,000	33,796	17,675	16,121
BRL-CDI-Compounded Δ	CSF	Pay	12.480%	01/02/13	37,800,000	162,809	112,805	50,004
BRL-CDI-Compounded Δ	MSC	Pay	12.590%	01/02/13	200,000	1,083	272	811
BRL-CDI-Compounded	MSC	Pay	12.510%	01/02/14	1,000,000	8,734	4,604	4,130
BRL-CDI-Compounded	GSC	Pay	12.650%	01/02/14	1,000,000	10,547	6,540	4,007
3-Month USD-LIBOR	RBS	Pay	4.000%	12/16/14	$100,000	9,247	2,138	7,109
28-Day Mexico Interbank TIIE Banxico	HSB	Pay	7.330%	01/28/15	MXN 169,600,000	497,402	74,895	422,507
3-Month USD-LIBOR	MSC	Pay	4.000%	06/16/15	$38,800,000	3,667,909	2,084,003	1,583,906
3-Month USD-LIBOR	RBS	Pay	4.000%	06/16/15	17,700,000	1,673,342	1,054,382	618,960
3-Month USD-LIBOR Δ	CSF	Pay	3.000%	12/15/15	1,200,000	37,236	13,920	23,316
3-Month USD-LIBOR Δ	JPM	Pay	3.000%	12/15/15	800,000	24,824	3,928	20,896
3-Month USD-LIBOR Δ	MSC	Pay	3.000%	12/15/15	800,000	24,824	3,800	21,024
3-Month USD-LIBOR	BRC	Pay	4.000%	06/16/17	2,900,000	275,172	113,970	161,202
3-Month USD-LIBOR	CIT	Pay	4.000%	06/16/17	2,300,000	217,727	97,750	119,977
3-Month USD-LIBOR	MSC	Pay	4.000%	06/16/17	10,700,000	1,015,291	461,203	554,088
3-Month USD-LIBOR	RBS	Pay	4.000%	06/16/17	6,700,000	634,249	335,481	298,768
3-Month USD-LIBOR Δ	JPM	Pay	4.000%	12/15/17	130,000,000	10,016,187	5,709,485	4,306,702
3-Month USD-LIBOR Δ	RBS	Pay	4.000%	12/15/20	26,700,000	1,878,437	1,575,885	302,552
3-Month Canadian Bank Bill	RBC	Pay	5.800%	12/19/23	CAD 23,200,000	339,846	128,822	211,024
3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	54,000,000	368,167	(36,710)	404,877

Total Interest Rate Swaps						$25,000,837	$9,913,978	$15,086,859

Total Swap Agreements						$44,790,314	$13,891,186	$30,899,128

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(l)	As of June 30, 2010, securities with total aggregate values of $12,827,888, $8,439,313 and $584,247 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, swap contracts, and delayed delivery securities, respectively. In addition, $1,430,000 in cash was segregated as collateral for delayed delivery securities.

(m) Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$50,342,960	$50,342,960	$-	$-
	Preferred Stocks (1)	1,814,305	-	-	1,814,305
	Corporate Bonds & Notes	1,510,129,641	-	1,509,403,575	726,066
	Senior Loan Notes	21,212,075	-	21,212,075	-
	Mortgage-Backed Securities	1,282,336,174	-	1,281,424,538	911,636
	Asset-Backed Securities	43,773,641	-	43,773,641	-
	U.S. Government Agency Issues	401,799,588	-	401,799,588	-
	U.S. Treasury Obligations	2,806,192,127	-	2,806,192,127	-
	Foreign Government Bonds & Notes	357,936,440	-	357,936,440	-
	Municipal Bonds	185,454,774	-	185,454,774	-
	Short-Term Investments	992,752,603	-	992,752,603	-
	Credit Derivatives (2)	21,849,388	-	21,849,388	-
	Foreign Exchange Derivatives (2)	13,692,173	-	13,692,173	-
	Interest Rate Derivatives (2)	45,683,887	14,839,664	30,844,223	-

		7,734,969,776	65,182,624	7,666,335,145	3,452,007

Liabilities	Securities Sold Short	(18,439,696)	-	(18,439,696)	-
	Credit Derivatives (2)	(2,108,219)	-	(2,059,911)	(48,308)
	Foreign Exchange Derivatives (2)	(5,264,588)	-	(5,264,588)	-
	Interest Rate Derivatives (2)	(27,924,410)	(2,220,719)	(25,215,998)	(487,693)

		(53,736,913)	(2,220,719)	(50,980,193)	(536,001)

	Total	$7,681,232,863	$62,961,905	$7,615,354,952	$2,916,006

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) for the period ended June 30, 2010:

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation) on
					in Net			Level 3 Holdings
	Value,	Net	Accrued	Total Net	Unrealized	Transfers		Held at the End of
	Beginning	Purchases	Discounts	Realized	Appreciation	In and/or	Value,	Period, if
	of Period	(Sales)	(Premiums)	Gains (Losses)	(Depreciation)	Out of Level 3	End of Period	Applicable
Preferred Stocks (1)	$2,067,416	$-	$-	$-	($253,111)	$-	$1,814,305	($253,111)
Corporate Bonds & Notes	6,139,304	(100,000)	(8,286)	(5,908)	134,832	(5,433,876)	726,066	3,155
Mortgage-Backed Securities	978,251	(69,504)	388	776	1,725	-	911,636	1,725
Credit Derivatives (2)	-	(378,480)	-	-	(109,213)	-	(487,693)	(109,213)
Interest Rate Derivatives (2)	-	(57,193)	-	-	8,885	-	(48,308)	8,885

	$9,184,971	($605,177)	($7,898)	($5,132)	($216,882)	($5,433,876)	$2,916,006	($348,559)

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2) Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 34.2%

Consumer Discretionary - 1.2%

Comcast Cable Communications Holdings Inc 8.375% due 03/15/13	$2,650,000	$3,071,331
Cox Communications Inc 7.125% due 10/01/12	6,675,000	7,422,119
Reed Elsevier Capital Inc 4.625% due 06/15/12	8,525,000	8,960,031

		19,453,481

Consumer Staples - 2.9%

Anheuser-Busch InBev Worldwide Inc 3.000% due 10/15/12	5,010,000	5,146,964
7.200% due 01/15/14 ~	4,125,000	4,746,955
General Mills Inc 6.000% due 02/15/12	5,350,000	5,767,503
Kellogg Co 5.125% due 12/03/12	6,300,000	6,848,736
Kraft Foods Inc 6.000% due 02/11/13	1,425,000	1,572,337
6.250% due 06/01/12	5,515,000	6,015,067
Philip Morris International Inc 6.875% due 03/17/14	6,600,000	7,643,341
The Kroger Co 6.750% due 04/15/12	2,275,000	2,478,858
Wal-Mart Stores Inc 3.200% due 05/15/14	7,500,000	7,915,770

		48,135,531

Energy - 1.1%

Enterprise Products Operating LLC 4.600% due 08/01/12	4,675,000	4,892,855
6.375% due 02/01/13	2,622,000	2,851,564
The Williams Cos Inc 6.375% due 10/01/10 ~ Δ	2,500,000	2,521,842
Williams Partners LP 3.800% due 02/15/15 ~	3,400,000	3,427,101
7.500% due 06/15/11	1,450,000	1,521,791
XTO Energy Inc 5.900% due 08/01/12	2,290,000	2,504,326

		17,719,479

Financials - 21.2%

Banco Bilbao Vizcaya Argentaria 2.450% due 06/22/12	40,000,000	40,966,720
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 2.600% due 01/22/13 ~	2,650,000	2,695,718
BRFkredit AS (Denmark) 2.050% due 04/15/13 ~	14,200,000	14,468,934
Citigroup Funding Inc 2.125% due 07/12/12	8,300,000	8,521,054
Citigroup Inc 2.125% due 04/30/12	50,900,000	52,180,135
Commonwealth Bank of Australia (Australia) 2.500% due 12/10/12 ~	3,700,000	3,799,878
Danske Bank AS (Denmark) 1.334% due 08/23/10 §	3,800,000	3,800,844
FIH Erhvervsbank AS (Denmark) 2.450% due 08/17/12 ~	8,300,000	8,509,193
General Electric Capital Corp 2.000% due 09/28/12	7,400,000	7,582,469
2.625% due 12/28/12	26,000,000	27,041,534
General Motors Acceptance Corp 1.750% due 10/30/12	26,600,000	27,083,029
HSBC Finance Corp 0.584% due 08/09/11 §	2,125,000	2,106,326
0.586% due 04/24/12 §	5,175,000	5,050,800
ING Bank (Netherlands) 2.625% due 02/09/12 ~	7,300,000	7,447,591
Landwirtschaftliche Rentenbank (Germany) 1.875% due 09/24/12	4,000,000	4,052,000
Lloyds TSB Bank PLC (United Kingdom) 4.375% due 01/12/15 ~	2,525,000	2,436,170
Metropolitan Life Global Funding I 2.500% due 01/11/13 ~	11,075,000	11,210,104
Prudential Financial Inc 2.750% due 01/14/13	6,325,000	6,361,287
Rabobank Nederland NV (Netherlands) 4.200% due 05/13/14 ~	4,325,000	4,597,933
Reinsurance Group of America Inc 6.750% due 12/15/11	3,281,000	3,477,634
Simon Property Group LP 4.200% due 02/01/15	4,975,000	5,119,708
Standard Chartered PLC (United Kingdom) 3.850% due 04/27/15 ~	4,325,000	4,370,270
Sun Life Financial Global Funding LP 0.784% due 10/06/13 § ~	4,700,000	4,562,727
Suncorp-Metway Ltd (Australia) 1.553% due 04/15/11 § ~	31,700,000	31,989,865
The Bear Stearns Cos Inc 5.700% due 11/15/14	9,000,000	9,982,062
6.950% due 08/10/12	12,100,000	13,281,250
US Central Federal Credit Union 1.250% due 10/19/11	9,900,000	9,983,506
1.900% due 10/19/12	7,300,000	7,456,432
Wachovia Corp 5.500% due 05/01/13	7,300,000	7,930,267
Waddell & Reed Financial Inc 5.600% due 01/15/11	4,350,000	4,448,488
WEA Finance LLC 5.400% due 10/01/12 ~	2,125,000	2,253,926
Western Corporate Federal Credit Union 1.750% due 11/02/12	3,700,000	3,764,650

		348,532,504

Health Care - 1.6%

Express Scripts Inc 5.250% due 06/15/12	4,625,000	4,944,227
Merck & Co Inc 1.875% due 06/30/11	2,700,000	2,726,139
Novartis Capital Corp 1.900% due 04/24/13	8,175,000	8,306,666
Roche Holdings Inc 5.000% due 03/01/14 ~	6,175,000	6,856,356
St. Jude Medical Inc 3.750% due 07/15/14	2,925,000	3,092,342

		25,925,730

Industrials - 0.1%

CSX Corp 6.750% due 03/15/11	2,175,000	2,253,394

Information Technology - 1.1%

Fiserv Inc 6.125% due 11/20/12	7,294,000	8,004,297
Hewlett-Packard Co 2.250% due 05/27/11	9,400,000	9,532,108

		17,536,405

Telecommunication Services - 3.4%

Rogers Communications Inc (Canada) 5.500% due 03/15/14	1,175,000	1,298,961
6.250% due 06/15/13	1,250,000	1,393,345
6.375% due 03/01/14	3,250,000	3,694,213
7.875% due 05/01/12	471,000	523,973

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	$7,675,000	$7,936,226
Telefonica Emisiones SAU (Spain) 5.855% due 02/04/13	7,150,000	7,698,284
Verizon Wireless Capital LLC 3.750% due 05/20/11	20,450,000	20,951,639
Vodafone Group PLC (United Kingdom) 5.350% due 02/27/12	12,350,000	13,027,336

		56,523,977

Utilities - 1.6%

Duke Energy Corp 6.300% due 02/01/14	6,018,000	6,780,974
Enel Finance International SA (Luxembourg) 5.700% due 01/15/13 ~ Δ	4,825,000	5,145,298
FirstEnergy Corp 6.450% due 11/15/11	120,000	126,804
MidAmerican Energy Holdings Co 5.000% due 02/15/14	7,054,000	7,618,151
NiSource Finance Corp 7.875% due 11/15/10	50,000	51,103
Progress Energy Inc 6.050% due 03/15/14	3,448,000	3,843,396
Southern Co 0.705% due 10/21/11 §	3,150,000	3,164,238

		26,729,964

Total Corporate Bonds & Notes
(Cost $551,283,675)		562,810,465

MORTGAGE-BACKED SECURITIES - 20.2%

Collateralized Mortgage Obligations - Commercial - 1.0%

Credit Suisse First Boston Mortgage Securities Corp 6.530% due 06/15/34 ”	16,356,774	16,775,368
Prudential Commercial Mortgage Trust (IO) 1.666% due 02/11/36 ” § ~ Δ	23,118,174	234,555

		17,009,923

Collateralized Mortgage Obligations - Residential - 6.4%

Adjustable Rate Mortgage Trust 3.092% due 04/25/35 ” §	647,891	572,016
Banc of America Mortgage Securities Inc 2.788% due 05/25/34 ” §	379,419	349,489
Bear Stearns Adjustable Rate Mortgage Trust 2.613% due 04/25/34 ” §	704,666	629,738
4.069% due 11/25/34 ” §	2,087,926	1,970,039
Bear Stearns Alt-A Trust 0.697% due 01/25/35 ” §	2,973,651	2,188,359
0.987% due 04/25/34 ” §	847,535	642,535
Chase Mortgage Finance Corp 3.003% due 02/25/37 ” §	962,633	896,428
3.218% due 02/25/37 ” §	2,377,943	2,338,034
3.293% due 02/25/37 ” §	5,444,604	5,438,872
3.319% due 02/25/37 ” §	3,853,141	3,502,157
3.452% due 02/25/37 ” §	2,633,997	2,670,626
Countrywide Home Loan Mortgage Pass-Through Trust 3.416% due 02/19/34 ” §	2,775,534	2,553,794
3.479% due 11/20/34 ” §	831,405	703,347
3.852% due 08/25/33 ” §	39,835	34,990
Fannie Mae 1.297% due 10/25/31 ” §	3,260,056	3,341,954
5.000% due 08/25/19 ”	20,334,372	21,827,395
FDIC Structured Sale Guaranteed Notes 0.896% due 02/25/48 ” § ~ Δ	3,647,316	3,662,580
First Horizon Asset Securities Inc 3.007% due 12/25/34 ” §	284,463	281,495
Freddie Mac 0.000% due 03/15/37 ” § Δ	253,741	253,206
7.000% due 09/15/30 ”	2,060,501	2,323,226
Harborview Mortgage Loan Trust 0.688% due 06/20/35 ” §	1,342,638	1,077,666
JPMorgan Mortgage Trust 3.442% due 07/25/35 ” §	2,975,222	2,782,882
3.448% due 07/25/35 ” §	906,421	854,682
3.588% due 07/25/35 ” §	3,005,733	2,813,972
MASTR Adjustable Rate Mortgages Trust 1.829% due 09/25/34 ” §	898,618	653,451
Merrill Lynch Mortgage Investors Inc 3.028% due 07/25/33 ” §	93,953	96,920
5.108% due 12/25/35 ” §	5,582,000	3,796,812
Sequoia Mortgage Trust 0.794% due 11/20/34 ” §	994,805	892,045
Structured Adjustable Rate Mortgage Loan Trust 0.687% due 08/25/35 ” §	545,539	435,002
2.469% due 05/25/34 ” §	1,193,375	1,105,630
2.535% due 06/25/34 ” §	4,311,185	3,921,721
2.547% due 05/25/34 ” §	382,759	341,631
2.548% due 09/25/34 ” §	519,309	442,787
2.628% due 11/25/34 ” §	2,374,721	2,070,667
2.826% due 03/25/34 ” §	183,005	161,238
2.911% due 02/25/34 ” §	72,790	62,923
Structured Asset Securities Corp 2.676% due 07/25/33 ” §	617,899	566,682
Washington Mutual Mortgage Pass-Through Certificates 0.637% due 07/25/45 ” §	4,640,311	3,618,870
0.667% due 08/25/45 ” §	2,992,601	2,340,829
1.261% due 11/25/46 ” §	11,535,968	6,987,583
2.709% due 06/25/34 ” §	1,325,572	1,312,587
4.735% due 09/25/35 ” §	9,000,000	7,437,426
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 ”	1,409,075	1,461,828
Wells Fargo Mortgage-Backed Securities Trust 3.002% due 10/25/35 ” §	2,931,543	2,882,169

		104,298,283

Fannie Mae - 7.5%

2.310% due 05/01/35 ” §	5,985,740	6,174,821
2.379% due 03/01/35 ” §	1,405,511	1,468,359
2.426% due 05/01/35 ” §	1,412,968	1,452,533
2.449% due 04/01/34 ” §	3,263,634	3,408,150
2.590% due 02/01/33 - 02/01/34 ” §	11,401,168	11,883,338
2.625% due 05/01/33 ” §	58,982	60,977
2.658% due 06/01/35 ” §	2,450,069	2,530,467
2.676% due 04/01/33 ” §	713,782	743,292
2.677% due 05/01/33 ” §	2,735,881	2,880,284
2.720% due 04/01/35 ” §	2,461,288	2,557,116
2.787% due 02/01/33 ” §	449,952	469,368
2.835% due 06/01/33 ” §	2,453,253	2,526,434
2.899% due 01/01/35 ” §	2,730,410	2,850,957
2.910% due 12/01/33 ” §	2,464,999	2,560,062
3.002% due 12/01/33 ” §	2,976,308	3,110,785
3.034% due 02/01/34 ” §	2,149,411	2,223,603
3.094% due 11/01/35 ” §	2,602,535	2,715,746
3.112% due 10/01/34 ” §	2,005,862	2,098,533
3.329% due 07/01/35 ” §	3,242,581	3,372,985
3.467% due 07/01/35 ” §	2,976,750	3,101,407
3.550% due 08/01/33 ” §	4,428,193	4,572,263
4.000% due 11/01/13 ”	3,405,708	3,488,191
4.495% due 07/01/35 ” §	7,692,089	7,996,098
4.500% due 11/01/18 - 02/01/24 ”	1,161,697	1,233,755
4.730% due 08/01/35 ” §	6,923,048	7,159,888
4.938% due 06/01/35 ” §	3,492,955	3,702,205
5.500% due 04/01/11 - 03/01/20 ”	23,562,345	25,555,881
6.000% due 01/01/18 ”	5,910,101	6,422,971

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
6.500% due 05/01/33 ”	$3,457,337	$3,852,445
7.000% due 05/01/33 - 06/01/33 ”	1,201,348	1,335,748

		123,508,662

Freddie Mac - 4.2%

2.644% due 03/01/35 ” §	1,585,082	1,645,288
2.734% due 03/01/35 ” §	1,418,440	1,485,151
2.872% due 08/01/35 ” §	5,059,261	5,298,475
3.094% due 02/01/34 ” §	5,042,765	5,233,441
4.000% due 02/01/14 - 04/01/14 ”	5,862,472	6,018,951
4.365% due 02/01/35 ” §	1,968,600	2,036,111
4.500% due 04/01/18 - 08/01/20 ”	2,325,229	2,480,864
4.887% due 09/01/35 ” §	6,231,889	6,402,598
5.500% due 02/01/12 - 11/01/21 ”	26,724,484	28,988,156
6.000% due 04/01/33 ”	7,818,965	8,596,464

		68,185,499

Government National Mortgage Association - 1.1%

1.875% due 01/20/35 ” §	4,528,344	4,609,289
3.500% due 09/20/34 ” §	2,331,427	2,396,415
5.500% due 07/15/20 ”	2,117,897	2,300,311
6.000% due 01/15/22 ”	8,689,673	9,433,184

		18,739,199

Total Mortgage-Backed Securities
(Cost $333,684,405)		331,741,566

ASSET-BACKED SECURITIES - 6.1%

Bank of America Auto Trust 1.670% due 12/15/13 ” ~ Δ	14,000,000	14,123,525
1.700% due 12/15/11 ” ~ Δ	9,019,089	9,035,849
2.130% due 09/15/13 ” ~ Δ	12,000,000	12,159,080
Chase Issuance Trust 4.960% due 09/17/12 ”	17,000,000	17,153,603
College Loan Corp Trust 0.416% due 07/25/24 ” §	10,000,000	9,949,726
0.476% due 04/25/21 ” §	5,500,000	5,486,818
Collegiate Funding Services Education Loan Trust I 0.627% due 12/28/21 ” §	5,593,556	5,512,835
Countrywide Home Equity Loan Trust 0.570% due 12/15/29 ” §	466,055	261,311
0.570% due 04/15/30 ” §	812,171	459,677
0.610% due 10/15/28 ” §	500,898	429,428
0.610% due 06/15/29 ” §	472,759	334,009
Ford Credit Auto Owner Trust 1.510% due 01/15/14 ”	12,000,000	12,073,681
GMAC Mortgage Corp Loan Trust 7.000% due 09/25/37 ”	2,208,138	1,250,889
HSBC Home Equity Loan Trust 0.698% due 09/20/33 ” §	1,971,333	1,784,571
SLM Student Loan Trust 0.346% due 07/25/18 ” §	10,500,000	10,451,188

Total Asset-Backed Securities
(Cost $101,813,314)		100,466,190

U.S. GOVERNMENT AGENCY ISSUES - 6.0%

Fannie Mae 2.050% due 04/26/13	23,000,000	23,250,930
4.680% due 06/15/11	25,700,000	26,721,472
Federal Home Loan Bank 0.268% due 10/13/11 §	30,000,000	30,026,340
1.375% due 06/08/12	12,300,000	12,455,804
2.600% due 05/19/14	5,700,000	5,715,521

Total U.S. Government Agency Issues
(Cost $97,038,889)		98,170,067

U.S. TREASURY OBLIGATIONS - 29.7%

U.S. Treasury Notes - 29.7%

0.625% due 06/30/12	43,600,000	43,616,830
0.750% due 05/31/12	51,700,000	51,865,802
0.875% due 01/31/12	39,800,000	40,022,323
1.000% due 03/31/12 ‡	108,900,000	109,758,785
1.000% due 04/30/12	217,200,000	218,897,852
1.500% due 12/31/13	23,900,000	24,110,989

		488,272,581

Total U.S. Treasury Obligations
(Cost $485,897,636)		488,272,581

SHORT-TERM INVESTMENTS - 3.4%

Repurchase Agreements - 3.4%

Bank of America Corp 0.050% due 07/01/10 (Dated 06/30/10, repurchase price of $55,300,077; collateralized by Fannie Mae: 5.500% due 08/01/37 and value $56,406,000)	55,300,000	55,300,000
Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $1,223,896; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $1,249,300)	1,223,896	1,223,896

		56,523,896

Total Short-Term Investments
(Cost $56,523,896)		56,523,896

TOTAL INVESTMENTS - 99.6%
(Cost $1,626,241,815)		1,637,984,765

OTHER ASSETS & LIABILITIES, NET - 0.4%		7,326,206

NET ASSETS - 100.0%		$1,645,310,971

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	34.2%
U.S. Treasury Obligations	29.7%
Mortgage-Backed Securities	20.2%
Asset-Backed Securities	6.1%
U.S. Government Agency Issues	6.0%
Short-Term Investments	3.4%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(b)	As of June 30, 2010, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	74.9%
A-1 (Short-Term Debt only)	3.5%
AA	3.2%
A	8.1%
BBB	7.4%
BB	0.6%
B	0.4%
CCC	0.4%
Not Rated	1.5%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	2.9% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	Open futures contracts outstanding as of June 30, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (12/10)	1	$1,000,000	$620
U.S. Treasury 2-Year Notes (09/10)	1,647	329,400,000	1,499,594
U.S. Treasury 30-Year Bonds (09/10)	41	4,100,000	179,651

Short Futures Outstanding
Eurodollar (03/11)	119	119,000,000	(111,860)
Eurodollar (06/11)	119	119,000,000	(193,673)
Eurodollar (09/11)	45	45,000,000	(97,987)
Eurodollar (12/11)	45	45,000,000	(114,300)
U.S. Treasury 5-Year Notes (09/10)	269	26,900,000	(44,321)
U.S. Treasury 10-Year Notes (09/10)	477	47,700,000	(1,069,526)

			$48,198

(f)	As of June 30, 2010, securities with a total aggregate value of $2,015,772 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(g)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$562,810,465	$-	$562,810,465	$-
	Mortgage-Backed Securities	331,741,566	-	331,741,566	-
	Asset-Backed Securities	100,466,190	-	100,466,190	-
	U.S. Government Agency Issues	98,170,067	-	98,170,067	-
	U.S. Treasury Obligations	488,272,581	-	488,272,581	-
	Short-Term Investments	56,523,896	-	56,523,896	-
	Interest Rate Derivatives (1)	1,679,865	1,679,865	-	-

		1,639,664,630	1,679,865	1,637,984,765	-

Liabilities	Interest Rate Derivatives (1)	(1,631,667)	(1,631,667)	-	-

	Total	$1,638,032,963	$48,198	$1,637,984,765	$-

(1)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.1%

American Funds Insurance Series® Growth Fund - Class 1	18,800,782	$824,790,327

TOTAL INVESTMENTS - 100.1%
(Cost $1,062,952,280)		824,790,327

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(419,415)

NET ASSETS - 100.0%		$824,370,912

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Mutual Fund	100.1%
Other Assets & Liabilities, Net	(0.1%)

100.0%

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.1%

American Funds Insurance Series® Growth-Income Fund - Class 1	41,250,379	$1,174,810,780

TOTAL INVESTMENTS - 100.1%
(Cost $1,615,482,156)		1,174,810,780

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(597,682)

NET ASSETS - 100.0%		$1,174,213,098

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Mutual Fund	100.1%
Other Assets & Liabilities, Net	(0.1%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the Portfolios’ holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolios’ assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
American Funds Growth Portfolio
Assets	Affiliated Mutual Fund	$824,790,327	$824,790,327	$-	$-

American Funds Growth-Income Portfolio
Assets	Affiliated Mutual Fund	$1,174,810,780	$1,174,810,780	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively “the Master Funds”) (See Note 1 to Financial Statements). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Funds, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 16.4%

Comcast Corp ‘A’	5,001,065	$86,868,499
DIRECTV ‘A’ *	455,736	15,458,565
J.C. Penney Co Inc	421,800	9,060,264
Lowe’s Cos Inc	858,400	17,528,528
Macy’s Inc	300,840	5,385,036
News Corp ‘B’	1,783,400	24,700,090
Target Corp	140,700	6,918,219
The Home Depot Inc	604,200	16,959,894
Time Warner Cable Inc	548,263	28,553,537
Time Warner Inc	919,566	26,584,653
Viacom Inc ‘B’	2,098,497	65,829,851

		303,847,136

Consumer Staples - 11.0%

Altria Group Inc	672,171	13,470,307
Avon Products Inc	365,998	9,698,947
CVS Caremark Corp	755,500	22,151,260
Kraft Foods Inc ‘A’	1,397,479	39,129,412
PepsiCo Inc	103,200	6,290,040
Philip Morris International Inc	416,375	19,086,630
The Coca-Cola Co	392,200	19,657,064
The Procter & Gamble Co	147,600	8,853,048
Unilever NV ‘NY’ (Netherlands)	1,013,996	27,702,371
Wal-Mart Stores Inc	778,596	37,427,109

		203,466,188

Energy - 8.0%

Anadarko Petroleum Corp	152,317	5,497,121
BP PLC ADR (United Kingdom)	271,500	7,840,920
Chevron Corp	516,400	35,042,904
ConocoPhillips	569,300	27,946,937
Halliburton Co	1,125,700	27,635,935
Noble Corp (Switzerland)	216,899	6,704,348
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	523,156	26,272,894
Total SA ADR (France)	232,200	10,365,408

		147,306,467

Financials - 24.1%

Aflac Inc	213,700	9,118,579
Bank of America Corp	3,050,013	43,828,687
Berkshire Hathaway Inc ‘B’ *	261,250	20,819,013
Citigroup Inc *	4,922,500	18,508,600
JPMorgan Chase & Co	1,524,100	55,797,301
MetLife Inc	723,100	27,304,256
State Street Corp	206,200	6,973,684
The Bank of New York Mellon Corp	1,484,954	36,663,514
The Chubb Corp	1,772,908	88,663,129
The Goldman Sachs Group Inc	129,300	16,973,211
The PNC Financial Services Group Inc	475,700	26,877,050
The Travelers Cos Inc	887,200	43,694,600
Torchmark Corp	343,200	16,991,832
U.S. Bancorp	620,500	13,868,175
Wells Fargo & Co	776,700	19,883,520

		445,965,151

Health Care - 13.7%

Abbott Laboratories	335,701	15,704,093
Boston Scientific Corp *	1,069,200	6,201,360
Bristol-Myers Squibb Co	1,828,863	45,611,843
Cardinal Health Inc	963,017	32,367,001
Eli Lilly & Co	247,021	8,275,204
GlaxoSmithKline PLC ADR (United Kingdom)	271,500	9,233,715
Merck & Co Inc	1,111,559	38,871,218
Pfizer Inc	3,376,469	48,148,448
Roche Holding AG ADR (Switzerland)	390,500	13,394,150
UnitedHealth Group Inc	791,506	22,478,770
WellPoint Inc *	262,400	12,839,232

		253,125,034

Industrials - 5.6%

Emerson Electric Co	314,900	13,757,981
General Electric Co	1,709,502	24,651,019
Honeywell International Inc	448,300	17,497,149
Ingersoll-Rand PLC (Ireland)	561,000	19,348,890
Textron Inc	111,304	1,888,829
Tyco International Ltd (Switzerland)	743,100	26,179,413

		103,323,281

Information Technology - 9.8%

Accenture PLC ‘A’ (Ireland)	269,300	10,408,445
Cisco Systems Inc *	904,500	19,274,895
Cognex Corp	48,464	851,997
Dell Inc *	1,028,614	12,405,085
eBay Inc *	2,425,200	47,558,172
Hewlett-Packard Co	460,457	19,928,579
Intel Corp	1,455,900	28,317,255
KLA-Tencor Corp	279,852	7,802,273
Microsoft Corp	250,300	5,759,403
The Western Union Co	295,600	4,407,396
Yahoo! Inc *	1,813,919	25,086,500

		181,800,000

Materials - 4.0%

Alcoa Inc	1,289,618	12,973,557
E.I. du Pont de Nemours & Co	327,677	11,334,348
International Paper Co	2,237,178	50,627,338

		74,935,243

Telecommunication Services - 4.0%

AT&T Inc	1,002,800	24,257,732
Verizon Communications Inc	1,237,700	34,680,354
Vodafone Group PLC ADR (United Kingdom)	771,700	15,951,039

		74,889,125

Utilities - 0.8%

American Electric Power Co Inc	272,400	8,798,520
Sempra Energy	132,100	6,180,959

		14,979,479

Total Common Stocks
(Cost $1,844,889,657)		1,803,637,104

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $29,543,875; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $30,139,363)	$29,543,875	$29,543,875

Total Short-Term Investment
(Cost $29,543,875)		29,543,875

TOTAL INVESTMENTS - 99.0%
(Cost $1,874,433,532)		1,833,180,979

OTHER ASSETS & LIABILITIES, NET - 1.0%		18,263,065

NET ASSETS - 100.0%		$1,851,444,044

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.1%
Consumer Discretionary	16.4%
Health Care	13.7%
Consumer Staples	11.0%
Information Technology	9.8%
Energy	8.0%
Industrials	5.6%
Materials	4.0%
Telecommunication Services	4.0%
Short-Term Investment	1.6%
Utilities	0.8%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,803,637,104	$1,803,637,104	$-	$-
	Short-Term Investment	29,543,875	-	29,543,875	-

	Total	$1,833,180,979	$1,803,637,104	$29,543,875	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO (Formerly Diversified Research Portfolio)
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%

Energy - 0.3%

Petroleo Brasileiro SA ADR (Brazil)	92,500	$2,756,500

Total Preferred Stocks
(Cost $3,490,441)		2,756,500

COMMON STOCKS - 94.7%

Consumer Discretionary - 12.3%

Carnival Corp (Panama)	203,800	6,162,912
Family Dollar Stores Inc	143,500	5,408,515
Johnson Controls Inc	213,700	5,742,119
Marriott International Inc ‘A’	306,600	9,179,604
Mattel Inc	262,000	5,543,920
McDonald’s Corp	107,600	7,087,612
Omnicom Group Inc	328,500	11,267,550
Ross Stores Inc	193,700	10,322,273
Stanley Black & Decker Inc	86,400	4,364,928
Target Corp	155,800	7,660,686
The Home Depot Inc	391,200	10,980,984
The McGraw-Hill Cos Inc	271,300	7,634,382
Time Warner Cable Inc	122,500	6,379,800
Time Warner Inc	480,300	13,885,473

		111,620,758

Consumer Staples - 10.4%

Colgate-Palmolive Co	66,900	5,269,044
Costco Wholesale Corp	80,500	4,413,815
General Mills Inc	140,400	4,987,008
Kimberly-Clark Corp	86,200	5,226,306
McCormick & Co Inc	125,200	4,752,592
PepsiCo Inc	232,000	14,140,400
Pernod-Ricard SA (France)	98,700	7,655,673
Philip Morris International Inc	260,200	11,927,568
Sysco Corp	373,100	10,659,467
The Clorox Co	68,600	4,264,176
The Coca-Cola Co	111,300	5,578,356
Wal-Mart Stores Inc	221,800	10,661,926
Walgreen Co	159,100	4,247,970

		93,784,301

Energy - 7.9%

Baker Hughes Inc	200,500	8,334,785
BP PLC ADR (United Kingdom)	102,300	2,954,424
Chevron Corp	178,900	12,140,154
CONSOL Energy Inc	124,100	4,189,616
Diamond Offshore Drilling Inc	64,900	4,036,131
Exxon Mobil Corp	275,500	15,722,785
Peabody Energy Corp	130,400	5,102,552
Schlumberger Ltd (Netherlands)	237,600	13,148,784
Total SA ADR (France)	122,600	5,472,864

		71,102,095

Financials - 15.7%

Aflac Inc	41,400	1,766,538
American Express Co	305,700	12,136,290
Aon Corp	299,200	11,106,304
Bank of America Corp	595,700	8,560,209
JPMorgan Chase & Co	422,600	15,471,386
Kimco Realty Corp REIT	376,200	5,056,128
MetLife Inc	125,000	4,720,000
Morgan Stanley	195,300	4,532,913
NYSE Euronext	247,200	6,830,136
State Street Corp	204,600	6,919,572
The Bank of New York Mellon Corp	246,300	6,081,147
The Charles Schwab Corp	279,100	3,957,638
The Chubb Corp	154,600	7,731,546
The Goldman Sachs Group Inc	37,400	4,909,498
The PNC Financial Services Group Inc	100,800	5,695,200
The St. Joe Co *	104,700	2,424,852
U.S. Bancorp	541,600	12,104,760
Waddell & Reed Financial Inc ‘A’	300,100	6,566,188
Wells Fargo & Co	616,000	15,769,600

		142,339,905

Health Care - 10.6%

Abbott Laboratories	118,500	5,543,430
Baxter International Inc	114,000	4,632,960
C.R. Bard Inc	97,800	7,582,434
CareFusion Corp *	181,400	4,117,780
CIGNA Corp	175,700	5,457,242
Covidien PLC (Ireland)	163,500	6,569,430
DENTSPLY International Inc	368,200	11,012,862
Johnson & Johnson	111,200	6,567,472
McKesson Corp	160,900	10,806,044
Medtronic Inc	165,200	5,991,804
Novartis AG (Switzerland)	111,400	5,398,790
Pfizer Inc	1,026,000	14,630,760
Stryker Corp	149,700	7,493,982

		95,804,990

Industrials - 14.4%

C.H. Robinson Worldwide Inc	54,000	3,005,640
Cooper Industries PLC (Ireland)	130,300	5,733,200
Danaher Corp	379,400	14,083,328
Deere & Co	89,300	4,972,224
Expeditors International of Washington Inc	154,300	5,324,893
Fastenal Co	195,100	9,792,069
Fluor Corp	138,200	5,873,500
Harsco Corp	193,300	4,542,550
Illinois Tool Works Inc	104,400	4,309,632
Lockheed Martin Corp	119,300	8,887,850
Norfolk Southern Corp	121,800	6,461,490
Republic Services Inc	404,100	12,013,893
Robert Half International Inc	194,500	4,580,475
Rockwell Automation Inc	44,900	2,204,141
Rockwell Collins Inc	165,800	8,808,954
Roper Industries Inc	241,500	13,514,340
Tyco International Ltd (Switzerland)	268,100	9,445,163
United Parcel Service Inc ‘B’	119,800	6,815,422

		130,368,764

Information Technology - 12.7%

Accenture PLC ‘A’ (Ireland)	384,700	14,868,655
Analog Devices Inc	166,700	4,644,262
Applied Materials Inc	352,400	4,235,848
Automatic Data Processing Inc	219,300	8,829,018
Cisco Systems Inc *	267,600	5,702,556
Hewlett-Packard Co	122,900	5,319,112
International Business Machines Corp	87,400	10,792,152
Linear Technology Corp	105,800	2,942,298
Microchip Technology Inc	176,900	4,907,206
Microsoft Corp	500,600	11,518,806
QUALCOMM Inc	139,300	4,574,612
Texas Instruments Inc	416,300	9,691,464
The Western Union Co	650,900	9,704,919
Visa Inc ‘A’	145,600	10,301,200
Xilinx Inc	276,100	6,974,286

		115,006,394

Materials - 5.0%

Nucor Corp	125,300	4,796,484
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	57,100	4,924,304
Praxair Inc	212,800	16,170,672

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Sigma-Aldrich Corp	210,100	$10,469,283
The Sherwin-Williams Co	70,500	4,877,895
Vulcan Materials Co	90,000	3,944,700

		45,183,338

Telecommunication Services - 3.3%

AT&T Inc	347,700	8,410,863
Crown Castle International Corp *	285,900	10,652,634
Telefonica SA (Spain)	138,400	2,563,816
Vodafone Group PLC ADR (United Kingdom)	388,600	8,032,362

		29,659,675

Utilities - 2.4%

Exelon Corp	126,200	4,791,814
PPL Corp	142,300	3,550,385
Public Service Enterprise Group Inc	225,100	7,052,383
Sempra Energy	130,500	6,106,095

		21,500,677

Total Common Stocks
(Cost $979,521,593)		856,370,897

	Principal
	Amount

SHORT-TERM INVESTMENT - 4.4%

Repurchase Agreement - 4.4%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $39,714,678; collateralized by U.S. Treasury Notes: 1.000% due 12/31/11 and value $40,511,575)	$39,714,678	39,714,678

Total Short-Term Investment
(Cost $39,714,678)		39,714,678

TOTAL INVESTMENTS - 99.4%
(Cost $1,022,726,712)		898,842,075

OTHER ASSETS & LIABILITIES, NET - 0.6%		5,603,141

NET ASSETS - 100.0%		$904,445,216

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	15.7%
Industrials	14.4%
Information Technology	12.7%
Consumer Discretionary	12.3%
Health Care	10.6%
Consumer Staples	10.4%
Energy	8.2%
Materials	5.0%
Short-Term Investment	4.4%
Telecommunication Services	3.3%
Utilities	2.4%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$2,756,500	$2,756,500	$-	$-
	Common Stocks
	Consumer Discretionary	111,620,758	111,620,758	-	-
	Consumer Staples	93,784,301	86,128,628	7,655,673	-
	Energy	71,102,095	71,102,095	-	-
	Financials	142,339,905	142,339,905	-	-
	Health Care	95,804,990	90,406,200	5,398,790	-
	Industrials	130,368,764	130,368,764	-	-
	Information Technology	115,006,394	115,006,394	-	-
	Materials	45,183,338	45,183,338	-	-
	Telecommunication Services	29,659,675	27,095,859	2,563,816	-
	Utilities	21,500,677	21,500,677	-	-

		856,370,897	840,752,618	15,618,279	-
	Short-Term Investment	39,714,678	-	39,714,678	-

	Total	$898,842,075	$843,509,118	$55,332,957	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.1%

Consumer Discretionary - 14.6%

Coach Inc	59,700	$2,182,035
DreamWorks Animation SKG Inc ‘A’ *	66,700	1,904,285
Lowe’s Cos Inc	36,100	737,162
Omnicom Group Inc	19,900	682,570
Scripps Networks Interactive Inc ‘A’	18,300	738,222
Strayer Education Inc	7,800	1,621,542
Target Corp	81,860	4,025,056
Time Warner Cable Inc	20,904	1,088,680
Time Warner Inc	16,503	477,102
Urban Outfitters Inc *	56,400	1,939,596
Viacom Inc ‘B’	76,800	2,409,216

		17,805,466

Consumer Staples - 10.0%

Alberto-Culver Co	27,800	753,102
Avon Products Inc	32,600	863,900
Colgate-Palmolive Co	16,500	1,299,540
General Mills Inc	16,300	578,976
PepsiCo Inc	74,400	4,534,680
Philip Morris International Inc	47,800	2,191,152
The Procter & Gamble Co	24,400	1,463,512
Wal-Mart Stores Inc	12,400	596,068

		12,280,930

Energy - 7.0%

Anadarko Petroleum Corp	20,400	736,236
Baker Hughes Inc	6,200	257,734
Diamond Offshore Drilling Inc	7,500	466,425
Halliburton Co	43,100	1,058,105
Schlumberger Ltd (Netherlands)	60,600	3,353,604
Transocean Ltd * (Switzerland)	22,100	1,023,893
Weatherford International Ltd * (Switzerland)	127,700	1,677,978

		8,573,975

Financials - 5.6%

JPMorgan Chase & Co	29,900	1,094,639
The Bank of New York Mellon Corp	22,100	545,649
The Charles Schwab Corp	112,900	1,600,922
The Goldman Sachs Group Inc	15,500	2,034,685
The Progressive Corp	81,200	1,520,064

		6,795,959

Health Care - 14.4%

Allergan Inc	34,000	1,980,840
Baxter International Inc	11,800	479,552
Boston Scientific Corp *	97,100	563,180
Celgene Corp *	47,300	2,403,786
Cerner Corp *	58,500	4,439,565
DaVita Inc *	5,200	324,688
Medtronic Inc	70,600	2,560,662
Merck & Co Inc	16,700	583,999
Shire PLC ADR (United Kingdom)	45,000	2,762,100
Teva Pharmaceutical Industries Ltd ADR (Israel)	15,736	818,115
Universal Health Services Inc ‘B’	18,400	701,960

		17,618,447

Industrials - 5.9%

Danaher Corp	43,600	1,618,432
Emerson Electric Co	18,200	795,158
FedEx Corp	21,000	1,472,310
Illinois Tool Works Inc	26,300	1,085,664
Iron Mountain Inc	47,000	1,055,620
Jacobs Engineering Group Inc *	9,400	342,536
W.W. Grainger Inc	8,700	865,215

		7,234,935

Information Technology - 29.2%

Adobe Systems Inc *	76,600	2,024,538
Akamai Technologies Inc *	22,500	912,825
Apple Inc *	16,050	4,037,057
Broadcom Corp ‘A’	59,700	1,968,309
Cisco Systems Inc *	160,630	3,423,025
eBay Inc *	28,700	562,807
First Solar Inc *	18,400	2,094,472
Google Inc ‘A’ *	9,520	4,235,924
International Business Machines Corp	6,600	814,968
Jabil Circuit Inc	25,600	340,480
Juniper Networks Inc *	113,000	2,578,660
Maxim Integrated Products Inc	35,700	597,261
NetApp Inc *	30,700	1,145,417
Nintendo Co Ltd ADR (Japan)	53,400	1,990,325
Oracle Corp	91,700	1,967,882
Paychex Inc	22,500	584,325
QUALCOMM Inc	89,760	2,947,718
Research In Motion Ltd (NASDAQ) * (Canada)	22,700	1,118,202
Visa Inc ‘A’	33,900	2,398,425

		35,742,620

Materials - 6.2%

Allegheny Technologies Inc	52,800	2,333,232
Cliffs Natural Resources Inc	18,700	881,892
Ecolab Inc	20,600	925,146
Monsanto Co	35,000	1,617,700
Vulcan Materials Co	40,400	1,770,732

		7,528,702

Telecommunication Services - 2.2%

American Tower Corp ‘A’ *	60,900	2,710,050

Total Common Stocks
(Cost $113,266,423)		116,291,084

	Principal
	Amount

SHORT-TERM INVESTMENT - 4.9%

Repurchase Agreement - 4.9%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $5,950,613; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $6,070,188)	$5,950,613	5,950,613

Total Short-Term Investment
(Cost $5,950,613)		5,950,613

TOTAL INVESTMENTS - 100.0%
(Cost $119,217,036)		122,241,697

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(19,340)

NET ASSETS - 100.0%		$122,222,357

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	29.2%
Consumer Discretionary	14.6%
Health Care	14.4%
Consumer Staples	10.0%
Energy	7.0%
Materials	6.2%
Industrials	5.9%
Financials	5.6%
Short-Term Investment	4.9%
Telecommunication Services	2.2%

100.0%
Other Assets and Liabilities, Net	(0.0%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$116,291,084	$116,291,084	$-	$-
	Short-Term Investment	5,950,613	-	5,950,613	-

	Total	$122,241,697	$116,291,084	$5,950,613	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 10.1%

Comcast Corp ‘A’	682,932	$11,862,529
McDonald’s Corp	259,226	17,075,217
The Home Depot Inc	405,011	11,368,659
The Walt Disney Co	472,066	14,870,079
Other Securities		172,345,687

		227,522,171

Consumer Staples - 11.5%

Altria Group Inc	501,704	10,054,148
Colgate-Palmolive Co	118,800	9,356,688
CVS Caremark Corp	328,010	9,617,253
Kraft Foods Inc ‘A’	420,227	11,766,356
PepsiCo Inc	388,709	23,691,814
Philip Morris International Inc	446,352	20,460,776
The Coca-Cola Co	556,061	27,869,777
The Procter & Gamble Co	694,134	41,634,157
Wal-Mart Stores Inc	500,710	24,069,130
Other Securities		80,658,464

		259,178,563

Energy - 10.6%

Chevron Corp	484,137	32,853,537
ConocoPhillips	358,634	17,605,343
Exxon Mobil Corp	1,231,995	70,309,955
Occidental Petroleum Corp	195,698	15,098,101
Schlumberger Ltd (Netherlands)	288,000	15,937,920
Other Securities		88,196,141

		240,000,997

Financials - 16.3%

American Express Co	289,536	11,494,579
Bank of America Corp	2,415,940	34,717,058
Berkshire Hathaway Inc ‘B’ *	398,932	31,790,891
Citigroup Inc *	5,448,246	20,485,405
JPMorgan Chase & Co	958,972	35,107,965
The Goldman Sachs Group Inc	124,078	16,287,719
U.S. Bancorp	461,808	10,321,409
Wells Fargo & Co	1,255,787	32,148,147
Other Securities		174,018,867

		366,372,040

Health Care - 12.1%

Abbott Laboratories	372,041	17,404,078
Amgen Inc *	230,889	12,144,761
Bristol-Myers Squibb Co	414,296	10,332,542
Johnson & Johnson	664,769	39,261,257
Medtronic Inc	265,900	9,644,193
Merck & Co Inc	751,583	26,282,858
Pfizer Inc	1,943,835	27,719,087
Other Securities		128,880,183

		271,668,959

Industrials - 10.3%

3M Co	171,808	13,571,114
Caterpillar Inc	151,227	9,084,206
General Electric Co	2,573,328	37,107,390
The Boeing Co	182,875	11,475,406
United Parcel Service Inc ‘B’	239,000	13,596,710
United Technologies Corp	225,400	14,630,714
Other Securities		132,322,440

		231,787,980

Information Technology - 18.7%

Apple Inc *	219,320	55,165,560
Cisco Systems Inc *	1,378,016	29,365,521
Google Inc ‘A’ *	58,341	25,958,828
Hewlett-Packard Co	562,676	24,352,617
Intel Corp	1,341,074	26,083,889
International Business Machines Corp	309,080	38,165,198
Microsoft Corp	1,837,531	42,281,588
Oracle Corp	943,594	20,249,527
QUALCOMM Inc	395,374	12,984,082
Other Securities		146,799,514

		421,406,324

Materials - 3.4%

Other Securities		77,189,384

Telecommunication Services - 3.0%

AT&T Inc	1,424,228	34,452,075
Verizon Communications Inc	682,454	19,122,361
Other Securities		13,930,871

		67,505,307

Utilities - 3.7%

Other Securities		84,348,267

Total Common Stocks
(Cost $2,196,499,397)		2,246,979,992

	Principal
	Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $4,413,501; collateralized by U.S. Treasury Notes: 1.000% due 01/31/11 and value $4,503,525)	$4,413,501	4,413,501

Total Short-Term Investment
(Cost $4,413,501)		4,413,501

TOTAL INVESTMENTS - 99.9%
(Cost $2,200,912,898)		2,251,393,493

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,714,097

NET ASSETS - 100.0%		$2,253,107,590

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	18.7%
Financials	16.3%
Health Care	12.1%
Consumer Staples	11.5%
Energy	10.6%
Industrials	10.3%
Consumer Discretionary	10.1%
Utilities	3.7%
Materials	3.4%
Telecommunication Services	3.0%
Short-Term Investment	0.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
S&P 500 E-Mini (09/10)	175	$9,397,040	($414,290)

(d)	As of June 30, 2010, $951,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Other Securities represent securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2010.

(f)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(g)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$2,246,979,992	$2,246,979,992	$-	$-
	Short-Term Investment	4,413,501	-	4,413,501	-

		2,251,393,493	2,246,979,992	4,413,501	-

Liabilities	Equity Derivatives (2)	(414,290)	(414,290)	-	-

	Total	$2,250,979,203	$2,246,565,702	$4,413,501	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Consumer Discretionary - 5.9%

Focus Media Holding Ltd ADR * (Cayman)	49,435	$767,726
Ford Motor Co *	317,150	3,196,872
LG Electronics Inc (South Korea)	17,180	1,306,435
News Corp ‘A’	250,570	2,996,817

		8,267,850

Consumer Staples - 12.7%

Anheuser-Busch InBev NV (Belgium)	85,659	4,118,589
Colgate-Palmolive Co	21,530	1,695,703
CVS Caremark Corp	92,468	2,711,162
Davide Campari-Milano SPA (Italy)	501,842	2,462,788
Mead Johnson Nutrition Co	110,615	5,544,024
Reckitt Benckiser Group PLC (United Kingdom)	25,669	1,193,977

		17,726,243

Energy - 2.5%

BG Group PLC (United Kingdom)	90,091	1,339,909
Petroleo Brasileiro SA ADR (Brazil)	62,530	2,146,030

		3,485,939

Financials - 20.1%

ACE Ltd (Switzerland)	47,725	2,456,883
Bank of America Corp	394,404	5,667,586
CapitalSource Inc	887,255	4,223,334
CME Group Inc ‘A’	7,695	2,166,527
Hang Lung Properties Ltd (Hong Kong)	330,000	1,268,512
JPMorgan Chase & Co	73,760	2,700,354
Prudential PLC (United Kingdom)	364,370	2,748,300
Standard Chartered PLC (United Kingdom)	112,001	2,727,270
The Charles Schwab Corp	198,906	2,820,487
The Goldman Sachs Group Inc	10,160	1,333,703

		28,112,956

Health Care - 11.9%

Celgene Corp *	191,130	9,713,227
Gilead Sciences Inc *	133,946	4,591,669
Intuitive Surgical Inc *	4,086	1,289,623
Vertex Pharmaceuticals Inc *	31,155	1,024,999

		16,619,518

Industrials - 3.0%

CoStar Group Inc *	67,774	2,629,631
United Parcel Service Inc ‘B’	27,600	1,570,164

		4,199,795

Information Technology - 34.7%

Amphenol Corp ‘A’	40,435	1,588,287
AOL Inc *	156,805	3,259,976
Apple Inc *	49,092	12,348,111
Cisco Systems Inc *	260,215	5,545,182
Google Inc ‘A’ *	7,475	3,326,001
Oracle Corp	124,100	2,663,186
QUALCOMM Inc	57,655	1,893,390
Research In Motion Ltd (NASDAQ) * (Canada)	45,733	2,252,807
salesforce.com inc *	2,880	247,162
Trimble Navigation Ltd *	112,820	3,158,960
Tyco Electronics Ltd (Switzerland)	116,870	2,966,161
VistaPrint NV * (Netherlands)	101,800	4,834,482
Yahoo! Inc *	319,115	4,413,360

		48,497,065

Materials - 1.4%

Israel Chemicals Ltd (Israel)	136,052	1,417,345
Vale SA ADR (Brazil)	22,145	539,231

		1,956,576

Telecommunication Services - 6.0%

America Movil SAB de CV ‘L’ ADR (Mexico)	27,740	1,317,650
Crown Castle International Corp *	192,475	7,171,619

		8,489,269

Total Common Stocks
(Cost $141,446,400)		137,355,211

	Principal
	Amount

SHORT-TERM INVESTMENTS - 1.5%

U.S. Government Agency Issue - 1.5%

Federal Home Loan Bank 0.000% due 07/01/10	$2,000,000	2,000,000

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $10,912; collateralized by U.S. Treasury Notes: 3.125% due 04/30/17 and value $15,767)	10,912	10,912

Total Short-Term Investments
(Cost $2,010,912)		2,010,912

TOTAL INVESTMENTS - 99.7%
(Cost $143,457,312)		139,366,123

OTHER ASSETS & LIABILITIES, NET - 0.3%		475,534

NET ASSETS - 100.0%		$139,841,657

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	34.7%
Financials	20.1%
Consumer Staples	12.7%
Health Care	11.9%
Telecommunication Services	6.0%
Consumer Discretionary	5.9%
Industrials	3.0%
Energy	2.5%
Short-Term Investments	1.5%
Materials	1.4%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$8,267,850	$6,961,415	$1,306,435	$-
	Consumer Staples	17,726,243	9,950,889	7,775,354	-
	Energy	3,485,939	2,146,030	1,339,909	-
	Financials	28,112,956	21,368,874	6,744,082	-
	Health Care	16,619,518	16,619,518	-	-
	Industrials	4,199,795	4,199,795	-	-
	Information Technology	48,497,065	48,497,065	-	-
	Materials	1,956,576	539,231	1,417,345	-
	Telecommunication Services	8,489,269	8,489,269	-	-

		137,355,211	118,772,086	18,583,125	-
	Short-Term Investments	2,010,912	-	2,010,912	-

	Total	$139,366,123	$118,772,086	$20,594,037	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Energy - 0.5%

Petroleo Brasileiro SA ADR (Brazil)	235,462	$7,016,768

Total Preferred Stocks
(Cost $9,545,358)		7,016,768

COMMON STOCKS - 92.0%

Consumer Discretionary - 6.1%

CBS Corp ‘B’	1,011,355	13,076,820
Crown Ltd (Australia)	1,538,920	9,976,596
Kohl’s Corp *	166,640	7,915,400
Lamar Advertising Co ‘A’ *	154,110	3,778,777
Limited Brands Inc	484,705	10,697,440
McDonald’s Corp	213,277	14,048,556
The Home Depot Inc	567,490	15,929,444
The Walt Disney Co	325,975	10,268,213

		85,691,246

Consumer Staples - 11.0%

Anheuser-Busch InBev NV (Belgium)	1,470,958	70,725,454
Anheuser-Busch InBev NV Strip VVPR * (Belgium)	1,890,684	6,936
Coca-Cola Enterprises Inc	273,905	7,083,183
Colgate-Palmolive Co	233,117	18,360,295
Diageo PLC (United Kingdom)	961,632	15,105,234
General Mills Inc	119,590	4,247,837
Philip Morris International Inc	316,523	14,509,414
Tesco PLC (United Kingdom)	2,034,218	11,475,864
Walgreen Co	484,660	12,940,422

		154,454,639

Energy - 7.6%

Apache Corp	152,250	12,817,927
BG Group PLC (United Kingdom)	438,351	6,519,526
EOG Resources Inc	369,245	36,322,631
Occidental Petroleum Corp	646,545	49,880,947

		105,541,031

Financials - 7.1%

ACE Ltd (Switzerland)	145,710	7,501,151
Bank of America Corp	878,002	12,616,889
CME Group Inc ‘A’	35,455	9,982,355
ICICI Bank Ltd ADR (India)	288,830	10,438,316
JPMorgan Chase & Co	471,478	17,260,810
Morgan Stanley	205,135	4,761,183
Prudential PLC (United Kingdom)	733,168	5,529,999
T. Rowe Price Group Inc	355,250	15,769,547
The Goldman Sachs Group Inc	114,855	15,077,016

		98,937,266

Health Care - 11.8%

Abbott Laboratories	239,480	11,202,874
Baxter International Inc	15,042	611,307
Bristol-Myers Squibb Co	1,132,675	28,248,914
Celgene Corp *	936,935	47,615,037
Covidien PLC (Ireland)	878,970	35,317,015
Genzyme Corp *	160,035	8,124,977
Gilead Sciences Inc *	502,710	17,232,899
Medco Health Solutions Inc *	97,195	5,353,501
St. Jude Medical Inc *	306,538	11,062,956

		164,769,480

Industrials - 10.1%

C.H. Robinson Worldwide Inc	215,875	12,015,603
Canadian National Railway Co (NYSE) (Canada)	308,932	17,726,518
Danaher Corp	586,200	21,759,744
Emerson Electric Co	348,120	15,209,363
Expeditors International of Washington Inc	292,345	10,088,826
Illinois Tool Works Inc	180,690	7,458,883
Precision Castparts Corp	157,935	16,254,670
Tyco International Ltd (Switzerland)	752,755	26,519,559
United Parcel Service Inc ‘B’	133,060	7,569,783
United Technologies Corp	105,345	6,837,944

		141,440,893

Information Technology - 29.1%

Amphenol Corp ‘A’	338,595	13,300,012
Apple Inc *	290,029	72,950,994
Cisco Systems Inc *	3,029,130	64,550,760
Corning Inc	563,670	9,103,270
eBay Inc *	1,655,255	32,459,551
Global Payments Inc	114,445	4,181,820
Google Inc ‘A’ *	61,920	27,551,304
International Business Machines Corp	465,655	57,499,079
Marvell Technology Group Ltd * (Bermuda)	1,337,000	21,071,120
Microsoft Corp	420,110	9,666,731
Motorola Inc *	859,180	5,601,854
Oracle Corp	1,809,020	38,821,569
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	6,490,548	12,131,111
Texas Instruments Inc	513,146	11,946,039
Tyco Electronics Ltd (Switzerland)	260,515	6,611,871
Yahoo! Inc *	1,448,460	20,032,202

		407,479,287

Materials - 4.9%

Agnico-Eagle Mines Ltd (NYSE) (Canada)	107,095	6,509,234
Newmont Mining Corp	331,130	20,443,966
Nucor Corp	315,485	12,076,766
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	149,135	12,861,403
Praxair Inc	226,390	17,203,376

		69,094,745

Telecommunication Services - 4.3%

Crown Castle International Corp *	1,603,250	59,737,095

Total Common Stocks
(Cost $1,213,973,032)		1,287,145,682

	Principal
	Amount

SHORT-TERM INVESTMENTS - 6.9%

U.S. Government Agency Issue - 5.5%

Federal Home Loan Bank 0.001% due 07/01/10	$76,900,000	76,899,925

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value

Repurchase Agreement - 1.4%

State Street Bank & Trust Co 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $19,798,980; collateralized by U.S. Treasury Notes: 3.125% due 04/30/17 and value $20,196,887)	$19,798,980	$19,798,980

Total Short-Term Investments
(Cost $96,698,980)		96,698,905

TOTAL INVESTMENTS - 99.4%
(Cost $1,320,217,370)		1,390,861,355

OTHER ASSETS & LIABILITIES, NET - 0.6%		8,495,755

NET ASSETS - 100.0%		$1,399,357,110

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	29.1%
Health Care	11.8%
Consumer Staples	11.0%
Industrials	10.1%
Energy	8.1%
Financials	7.1%
Short-Term Investments	6.9%
Consumer Discretionary	6.1%
Materials	4.9%
Telecommunication Services	4.3%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Forward foreign currency contracts outstanding as of June 30, 2010 were as follows:

Contracts		Principal Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)
Sell	AUD	1,475,000	07/10	$4,056
Sell	AUD	1,400,000	08/10	57,568
Sell	AUD	1,400,000	08/10	(6,345)
Sell	EUR	6,600,000	07/10	21,870
Sell	EUR	30,500,000	08/10	364,096
Sell	GBP	7,000,000	07/10	(253,860)
Buy	GBP	4,000,000	08/10	175,318
Buy	GBP	1,400,000	08/10	(1,146)
Sell	GBP	16,040,000	08/10	(315,394)

				$46,163

(d)	Transactions in written options for the period ended June 30, 2010 were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2009	1,423	$60,319
Call Options Expired	(1,423)	(60,319)

Outstanding, June 30, 2010	-	$-

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$7,016,768	$7,016,768	$-	$-
	Common Stocks
	Consumer Discretionary	85,691,246	75,714,650	9,976,596	-
	Consumer Staples	154,454,639	57,148,087	97,306,552	-
	Energy	105,541,031	99,021,505	6,519,526	-
	Financials	98,937,266	93,407,267	5,529,999	-
	Health Care	164,769,480	164,769,480	-	-
	Industrials	141,440,893	141,440,893	-	-
	Information Technology	407,479,287	395,348,176	12,131,111	-
	Materials	69,094,745	69,094,745	-	-
	Telecommunication Services	59,737,095	59,737,095	-	-

		1,287,145,682	1,155,681,898	131,463,784	-
	Short-Term Investments	96,698,905	-	96,698,905	-
	Foreign Exchange Derivatives (2)	622,908	-	622,908	-

		1,391,484,263	1,162,698,666	228,785,597	-

Liabilities	Foreign Exchange Derivatives (2)	(576,745)	-	(576,745)	-

	Total	$1,390,907,518	$1,162,698,666	$228,208,852	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Consumer Discretionary - 16.4%

Amazon.com Inc *	379,000	$41,409,540
Apollo Group Inc ‘A’ *	214,200	9,097,074
CarMax Inc *	307,900	6,127,210
Comcast Corp ‘A’	564,600	9,807,102
Discovery Communications Inc ‘A’ *	413,700	14,773,227
International Game Technology	1,558,300	24,465,310
Lowe’s Cos Inc	476,600	9,732,172
McDonald’s Corp	651,200	42,894,544
Nike Inc ‘B’	170,700	11,530,785
priceline.com Inc *	111,100	19,613,594

		189,450,558

Consumer Staples - 5.4%

Colgate-Palmolive Co	233,800	18,414,088
General Mills Inc	474,000	16,836,480
Kellogg Co	541,600	27,242,480

		62,493,048

Energy - 6.1%

Baker Hughes Inc	258,300	10,737,531
Concho Resources Inc *	153,500	8,493,155
EOG Resources Inc	111,200	10,938,744
Occidental Petroleum Corp	155,700	12,012,255
Southwestern Energy Co *	570,800	22,055,712
Suncor Energy Inc (NYSE) (Canada)	214,300	6,308,992

		70,546,389

Financials - 6.1%

BlackRock Inc	113,000	16,204,200
CME Group Inc ‘A’	64,800	18,244,440
IntercontinentalExchange Inc *	171,400	19,373,342
The Goldman Sachs Group Inc	128,200	16,828,814

		70,650,796

Health Care - 14.4%

Allergan Inc	721,600	42,040,416
Amgen Inc *	339,800	17,873,480
Covidien PLC (Ireland)	807,700	32,453,386
Express Scripts Inc *	657,600	30,920,352
Medco Health Solutions Inc *	452,200	24,907,176
Zimmer Holdings Inc *	340,200	18,387,810

		166,582,620

Industrials - 11.0%

Illinois Tool Works Inc	517,100	21,345,888
Parker-Hannifin Corp	237,300	13,160,658
Rockwell Automation Inc	171,400	8,414,026
Roper Industries Inc	211,800	11,852,328
Union Pacific Corp	389,700	27,088,047
United Technologies Corp	443,900	28,813,549
Verisk Analytics Inc ‘A’ *	547,300	16,364,270

		127,038,766

Information Technology - 30.9%

Apple Inc *	339,700	85,444,741
Cisco Systems Inc *	1,885,600	40,182,136
EMC Corp *	976,700	17,873,610
Google Inc ‘A’ *	112,000	49,834,400
Juniper Networks Inc *	489,800	11,177,236
MasterCard Inc ‘A’	176,300	35,177,139
Oracle Corp	1,354,200	29,061,132
QUALCOMM Inc	1,109,900	36,449,116
Red Hat Inc *	334,300	9,674,642
Teradata Corp *	382,200	11,649,456
Visa Inc ‘A’	433,500	30,670,125

		357,193,733

Materials - 4.3%

Praxair Inc	323,800	24,605,562
The Sherwin-Williams Co	355,700	24,610,883

		49,216,445

Telecommunication Services - 2.6%

Crown Castle International Corp *	809,500	30,161,970

Total Common Stocks
(Cost $1,065,774,517)		1,123,334,325

EXCHANGE-TRADED FUND - 0.2%

iShares Russell 1000 Growth Index Fund	50,000	2,292,000

Total Exchange-Traded Fund
(Cost $2,660,000)		2,292,000

	Principal
	Amount

SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $30,202,365; collateralized by U.S. Treasury Notes: 1.000% due 12/31/11 and value $30,809,350)	$30,202,365	30,202,365

Total Short-Term Investment
(Cost $30,202,365)		30,202,365

TOTAL INVESTMENTS - 100.0%
(Cost $1,098,636,882)		1,155,828,690

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(15,900)

NET ASSETS - 100.0%		$1,155,812,790

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	30.9%
Consumer Discretionary	16.4%
Health Care	14.4%
Industrials	11.0%
Financials	6.1%
Energy	6.1%
Consumer Staples	5.4%
Materials	4.3%
Short-Term Investment	2.6%
Telecommunication Services	2.6%
Exchange-Traded Fund	0.2%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,123,334,325	$1,123,334,325	$-	$-
	Exchange-Traded Fund	2,292,000	2,292,000	-	-
	Short-Term Investment	30,202,365	-	30,202,365	-

	Total	$1,155,828,690	$1,125,626,325	$30,202,365	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 17.9%

DISH Network Corp ‘A’	3,070,345	$55,726,762
McDonald’s Corp	815,636	53,725,943
News Corp ‘A’	6,126,697	73,275,296
Scripps Networks Interactive Inc ‘A’	719,482	29,023,904
SES SA FDR (Luxembourg)	2,819,234	58,630,219
Target Corp	526,518	25,888,890
The Home Depot Inc	1,750,549	49,137,910
Time Warner Cable Inc	1,026,744	53,472,828
Time Warner Inc	2,732,222	78,988,538

		477,870,290

Consumer Staples - 13.2%

Altria Group Inc	1,295,444	25,960,698
CVS Caremark Corp	1,091,061	31,989,908
Kimberly-Clark Corp	1,425,305	86,416,242
Lorillard Inc	427,284	30,755,902
Philip Morris International Inc	1,670,445	76,573,199
The Procter & Gamble Co	453,289	27,188,274
Unilever PLC ADR (United Kingdom)	997,219	26,655,664
Wal-Mart Stores Inc	983,710	47,286,940

		352,826,827

Energy - 13.2%

Devon Energy Corp	398,845	24,297,637
El Paso Corp	6,138,625	68,200,124
Exxon Mobil Corp	1,010,283	57,656,851
Halliburton Co	1,625,983	39,917,883
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	638,606	32,070,793
Suncor Energy Inc (NYSE) (Canada)	1,416,396	41,698,698
Total SA ADR (France)	1,629,440	72,738,202
Transocean Ltd * (Switzerland)	375,980	17,419,153

		353,999,341

Financials - 23.4%

American Express Co	1,168,974	46,408,268
Bank of America Corp	5,721,794	82,222,180
JPMorgan Chase & Co	2,404,246	88,019,446
Loews Corp	1,579,865	52,625,303
Marsh & McLennan Cos Inc	1,866,730	42,094,762
Morgan Stanley	1,566,245	36,352,546
State Street Corp	687,912	23,265,184
The Bank of New York Mellon Corp	894,794	22,092,464
The Charles Schwab Corp	2,136,712	30,298,576
The Chubb Corp	698,423	34,928,134
The Progressive Corp	1,571,970	29,427,278
The Travelers Cos Inc	947,102	46,644,774
Wells Fargo & Co	3,626,795	92,845,952

		627,224,867

Health Care - 8.9%

Abbott Laboratories	666,351	31,171,900
Johnson & Johnson	883,288	52,166,989
Merck & Co Inc	934,650	32,684,710
Novartis AG ADR (Switzerland)	922,845	44,591,870
Pfizer Inc	1,625,983	23,186,518
Roche Holding AG (Switzerland)	198,321	27,297,226
WellPoint Inc *	533,207	26,089,819

		237,189,032

Industrials - 7.7%

General Electric Co	3,779,907	54,506,259
Honeywell International Inc	1,160,762	45,304,541
Raytheon Co	1,020,432	49,378,704
United Technologies Corp	884,292	57,399,394

		206,588,898

Information Technology - 5.3%

Hewlett-Packard Co	1,060,513	45,899,002
International Business Machines Corp	467,933	57,780,367
Microsoft Corp	1,648,868	37,940,453

		141,619,822

Materials - 1.7%

Air Products & Chemicals Inc	708,569	45,922,357

Telecommunication Services - 4.7%

AT&T Inc	1,514,806	36,643,157
CenturyLink Inc	1,473,952	49,097,341
Verizon Communications Inc	1,435,350	40,218,507

		125,959,005

Utilities - 2.0%

Sempra Energy	1,149,036	53,763,395

Total Common Stocks
(Cost $2,695,284,013)		2,622,963,834

	Principal
	Amount

SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Bank of America Corp 0.010% due 07/01/10 (Dated 06/30/10, repurchase price of $47,506,013; collateralized by U.S. Treasury Notes: 3.000% due 08/31/16 and value $48,914,031)	$47,506,000	47,506,000

Total Short-Term Investment
(Cost $47,506,000)		47,506,000

TOTAL INVESTMENTS - 99.8%
(Cost $2,742,790,013)		2,670,469,834

OTHER ASSETS & LIABILITIES, NET - 0.2%		4,931,645

NET ASSETS - 100.0%		$2,675,401,479

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.4%
Consumer Discretionary	17.9%
Consumer Staples	13.2%
Energy	13.2%
Health Care	8.9%
Industrials	7.7%
Information Technology	5.3%
Telecommunication Services	4.7%
Utilities	2.0%
Short-Term Investment	1.8%
Materials	1.7%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$477,870,290	$419,240,071	$58,630,219	$-
	Consumer Staples	352,826,827	352,826,827	-	-
	Energy	353,999,341	353,999,341	-	-
	Financials	627,224,867	627,224,867	-	-
	Health Care	237,189,032	209,891,806	27,297,226	-
	Industrials	206,588,898	206,588,898	-	-
	Information Technology	141,619,822	141,619,822	-	-
	Materials	45,922,357	45,922,357	-	-
	Telecommunication Services	125,959,005	125,959,005	-	-
	Utilities	53,763,395	53,763,395	-	-

		2,622,963,834	2,537,036,389	85,927,445	-
	Short-Term Investment	47,506,000	-	47,506,000	-

	Total	$2,670,469,834	$2,537,036,389	$133,433,445	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 122.1%

Consumer Discretionary - 15.8%

Aaron’s Inc †	93,221	$1,591,282
Advance Auto Parts Inc	29,406	1,475,593
Amazon.com Inc * †	34,189	3,735,490
Apollo Group Inc ‘A’ * †	62,730	2,664,143
AutoZone Inc * †	9,750	1,883,895
Career Education Corp * †	61,404	1,413,520
Carnival Corp (Panama)	193,760	5,859,302
Coach Inc	9,630	351,977
Comcast Corp ‘A’ †	663,864	11,531,318
Darden Restaurants Inc †	35,210	1,367,909
DIRECTV ‘A’ * †	60,230	2,043,002
DISH Network Corp ‘A’ †	214,640	3,895,716
Eastman Kodak Co * †	1,128,316	4,896,891
Expedia Inc †	50,550	949,329
Federal Mogul Corp * †	25,429	331,086
Ford Motor Co * †	1,213,034	12,227,383
GameStop Corp ‘A’ * †	35,670	670,239
Gannett Co Inc †	368,447	4,959,297
Garmin Ltd (Switzerland) †	3,003	87,628
Harman International Industries Inc * †	95,806	2,863,641
International Game Technology †	149,292	2,343,884
ITT Educational Services Inc * †	33,067	2,745,222
J.C. Penney Co Inc †	145,090	3,116,533
Johnson Controls Inc	531,165	14,272,404
KB Home †	19,410	213,510
Kohl’s Corp * †	47,993	2,279,668
Lennar Corp ‘A’ †	95,780	1,332,300
Lowe’s Cos Inc †	373,102	7,618,743
Netflix Inc * †	6,566	713,396
Newell Rubbermaid Inc †	202,391	2,963,004
NVR Inc * †	6,450	4,224,943
PetSmart Inc †	202,789	6,118,144
Sears Holdings Corp * †	21,723	1,404,392
Staples Inc †	318,898	6,075,007
Starwood Hotels & Resorts Worldwide Inc †	31,790	1,317,060
Target Corp †	57,810	2,842,518
The New York Times Co ‘A’ * †	253,924	2,196,443
The TJX Cos Inc †	28,654	1,202,035
The Walt Disney Co †	448,561	14,129,671
Time Warner Cable Inc †	282,373	14,705,986
Time Warner Inc †	1,246,468	36,035,390
Toll Brothers Inc * †	192,800	3,154,208
Urban Outfitters Inc * †	10,843	372,891
VF Corp †	47,056	3,349,446
Viacom Inc ‘B’ †	70,347	2,206,785
Yum! Brands Inc †	308,061	12,026,701

		213,758,925

Consumer Staples - 10.6%

Altria Group Inc	76,610	1,535,264
Avon Products Inc	32,150	851,975
CVS Caremark Corp †	110,015	3,225,640
General Mills Inc	317,413	11,274,510
Kimberly-Clark Corp †	74,120	4,493,896
Kraft Foods Inc ‘A’ †	53,570	1,499,960
PepsiCo Inc †	36,660	2,234,427
Philip Morris International Inc †	478,353	21,927,701
Sara Lee Corp †	932,923	13,154,214
SUPERVALU Inc †	624,542	6,770,035
Sysco Corp †	434,084	12,401,780
The Coca-Cola Co	246,319	12,345,508
The Hershey Co †	4,331	207,585
The Kroger Co	134,700	2,652,243
The Procter & Gamble Co	317,311	19,032,314
Tyson Foods Inc ‘A’ †	605,823	9,929,439
Wal-Mart Stores Inc	69,337	3,333,030
Walgreen Co	592,939	15,831,471

		142,700,992

Energy - 13.0%

Anadarko Petroleum Corp †	29,670	1,070,790
Apache Corp †	244,326	20,569,806
Baker Hughes Inc †	34,642	1,440,068
Cameron International Corp * †	30,700	998,364
Chevron Corp †	449,222	30,484,205
ConocoPhillips	508,910	24,982,392
Devon Energy Corp †	102,099	6,219,871
Ensco PLC ADR (United Kingdom)	30,460	1,196,469
EOG Resources Inc †	71,810	7,063,950
Exxon Mobil Corp	344,951	19,686,354
Halliburton Co	144,971	3,559,038
Helix Energy Solutions Group Inc * †	35,738	384,898
Hess Corp †	43,610	2,195,328
Marathon Oil Corp †	458,057	14,240,992
Massey Energy Co †	37,895	1,036,428
Murphy Oil Corp †	251,565	12,465,046
Nabors Industries Ltd * (Bermuda)	97,150	1,711,783
Noble Energy Inc †	18,330	1,105,849
Occidental Petroleum Corp †	180,501	13,925,652
Pride International Inc * †	15,600	348,504
Rowan Cos Inc * †	23,860	523,488
Schlumberger Ltd (Netherlands) †	124,920	6,913,073
Smith International Inc	16,576	624,086
Southwestern Energy Co * †	32,550	1,257,732
Ultra Petroleum Corp * † (Canada)	8,760	387,630
Unit Corp * †	21,881	888,150
Valero Energy Corp †	27,485	494,180

		175,774,126

Financials - 17.2%

ACE Ltd (Switzerland)	79,280	4,081,334
American Express Co †	89,605	3,557,319
Apartment Investment & Management Co ‘A’ REIT †	28,060	543,522
Bank of America Corp †	1,231,482	17,696,396
BB&T Corp †	136,490	3,591,052
Berkshire Hathaway Inc ‘B’ * †	77,350	6,164,021
Camden Property Trust REIT †	14,934	610,054
Capital One Financial Corp †	19,980	805,194
Chimera Investment Corp REIT †	2,228,151	8,043,625
Citigroup Inc * †	3,721,707	13,993,618
CME Group Inc ‘A’ †	10,370	2,919,674
Comerica Inc †	135,106	4,975,954
Endurance Specialty Holdings Ltd (Bermuda) †	35,074	1,316,327
Equity Lifestyle Properties Inc REIT †	6,574	317,064
Federated Investors Inc ‘B’ †	9,377	194,198
Fifth Third Bancorp †	55,380	680,620
First Citizens BancShares Inc ‘A’ †	1,146	220,410
Forest City Enterprises Inc ‘A’ * †	17,201	194,715
Franklin Resources Inc †	127,717	11,007,928
Fulton Financial Corp †	122,364	1,180,813
Hospitality Properties Trust REIT	129,932	2,741,565
Host Hotels & Resorts Inc REIT †	19,670	265,152
Invesco Ltd (Bermuda) †	122,130	2,055,448
Janus Capital Group Inc †	21,300	189,144
JPMorgan Chase & Co †	149,042	5,456,428
M&T Bank Corp †	151,785	12,894,136
MetLife Inc †	87,550	3,305,888
Moody’s Corp †	274,791	5,473,837
Morgan Stanley †	210,083	4,876,026
New York Community Bancorp Inc †	660,321	10,083,102
Plum Creek Timber Co Inc REIT †	142,375	4,916,209
Prudential Financial Inc †	71,720	3,848,495
Public Storage REIT †	11,100	975,801
Rayonier Inc REIT †	39,671	1,746,317
RenaissanceRe Holdings Ltd (Bermuda) †	90,431	5,088,552

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Simon Property Group Inc REIT †	9,960	$804,270
State Street Corp	55,998	1,893,852
SVB Financial Group * †	35,770	1,474,797
T. Rowe Price Group Inc †	7,780	345,354
TCF Financial Corp †	30,590	508,100
TD Ameritrade Holding Corp * †	200,579	3,068,859
The Goldman Sachs Group Inc †	149,462	19,619,877
The PNC Financial Services Group Inc †	45,363	2,563,010
U.S. Bancorp †	709,296	15,852,766
Wells Fargo & Co †	1,468,287	37,588,147
White Mountains Insurance Group Ltd (Bermuda) †	5,049	1,636,886
XL Group PLC (Ireland)	49,230	788,172

		232,154,028

Health Care - 16.2%

Abbott Laboratories	364,554	17,053,836
Aetna Inc †	87,210	2,300,600
Alexion Pharmaceuticals Inc * †	10,020	512,924
AmerisourceBergen Corp †	492,774	15,645,574
Amgen Inc * †	285,286	15,006,044
Biogen Idec Inc * †	250,717	11,896,522
Boston Scientific Corp * †	58,490	339,242
Cardinal Health Inc †	684,215	22,996,466
Celgene Corp * †	143,673	7,301,462
Cephalon Inc * †	106,084	6,020,267
Covidien PLC (Ireland)	144,570	5,808,823
Eli Lilly & Co	196,569	6,585,061
Johnson & Johnson †	507,831	29,992,499
McKesson Corp	249,285	16,741,980
Medco Health Solutions Inc *	78,560	4,327,085
Medtronic Inc †	93,027	3,374,089
Merck & Co Inc †	496,211	17,352,499
Millipore Corp * †	58,935	6,285,418
Pfizer Inc	1,040,940	14,843,804
Stryker Corp †	13,230	662,294
Thermo Fisher Scientific Inc *	49,130	2,409,826
UnitedHealth Group Inc	37,890	1,076,076
WellPoint Inc *	215,483	10,543,583

		219,075,974

Industrials - 10.4%

Con-way Inc †	10,626	318,993
Danaher Corp †	28,540	1,059,405
Deere & Co †	180,411	10,045,284
Delta Air Lines Inc * †	503,229	5,912,941
General Dynamics Corp †	165,222	9,675,400
General Electric Co	452,900	6,530,818
Honeywell International Inc †	339,544	13,252,402
Hubbell Inc ‘B’	30,224	1,199,591
ITT Corp †	8,642	388,199
Joy Global Inc †	95,600	4,788,604
Norfolk Southern Corp †	308,365	16,358,763
Northrop Grumman Corp †	110,132	5,995,586
Owens Corning * †	130,621	3,906,874
PACCAR Inc †	157,654	6,285,665
Parker-Hannifin Corp †	112,351	6,230,986
Rockwell Automation Inc †	84,294	4,137,992
Textron Inc †	80,450	1,365,237
Tyco International Ltd (Switzerland)	171,360	6,037,013
Union Pacific Corp †	88,963	6,183,818
United Technologies Corp †	444,550	28,855,741
UTi Worldwide Inc (United Kingdom) †	26,087	322,957
WESCO International Inc * †	56,885	1,915,318

		140,767,587

Information Technology - 25.8%

Advanced Micro Devices Inc * †	908,454	6,649,883
Amdocs Ltd * (United Kingdom)	6,179	165,906
Analog Devices Inc †	227,749	6,345,087
Apple Inc * †	107,227	26,970,807
Applied Materials Inc †	243,431	2,926,041
AVX Corp	24,065	308,513
Broadcom Corp ‘A’ †	107,160	3,533,065
CA Inc †	212,063	3,901,959
Cisco Systems Inc *	762,331	16,245,274
Cognizant Technology Solutions Corp ‘A’ * †	137,051	6,860,773
Computer Sciences Corp	207,142	9,373,175
Corning Inc	354,397	5,723,512
Dell Inc * †	1,113,757	13,431,909
EMC Corp * †	161,770	2,960,391
Fairchild Semiconductor International Inc * †	13,618	114,527
Genpact Ltd * (Bermuda) †	31,270	485,623
Google Inc ‘A’ * †	20,881	9,291,001
Harris Corp	88,450	3,683,942
Hewlett-Packard Co †	582,523	25,211,595
Ingram Micro Inc ‘A’ * †	304,893	4,631,325
International Business Machines Corp †	388,125	47,925,675
Intersil Corp ‘A’ †	370,296	4,484,285
Jabil Circuit Inc †	740,252	9,845,352
JDS Uniphase Corp * †	344,636	3,391,218
Juniper Networks Inc * †	255,280	5,825,490
Lam Research Corp * †	9,800	372,988
Lender Processing Services Inc	125,319	3,923,738
Lexmark International Inc ‘A’ * †	67,221	2,220,310
LSI Corp * †	651,664	2,997,654
Marvell Technology Group Ltd * † (Bermuda)	129,470	2,040,447
MasterCard Inc ‘A’ †	19,950	3,980,623
Micron Technology Inc * †	983,010	8,345,755
Microsoft Corp	1,976,688	45,483,591
Molex Inc †	31,171	568,559
Motorola Inc * †	927,175	6,045,181
Novellus Systems Inc * †	118,190	2,997,298
Oracle Corp	284,740	6,110,520
PMC-Sierra Inc *	136,608	1,027,292
QUALCOMM Inc	156,228	5,130,528
SAIC Inc * †	194,059	3,248,548
SanDisk Corp *	27,641	1,162,857
Seagate Technology * (Cayman)	521,753	6,803,659
Symantec Corp * †	415,153	5,762,324
Tech Data Corp * †	143,838	5,123,510
Texas Instruments Inc †	363,792	8,469,078
Visa Inc ‘A’ †	15,130	1,070,448
Vishay Intertechnology Inc * †	61,862	478,812
WebMD Health Corp *	7,915	367,493
Xilinx Inc †	173,745	4,388,799

		348,406,340

Materials - 5.1%

Airgas Inc †	5,594	347,947
E.I. du Pont de Nemours & Co †	533,333	18,447,988
Eastman Chemical Co †	117,920	6,292,211
Freeport-McMoRan Copper & Gold Inc †	448,261	26,505,673
Huntsman Corp †	1,007,965	8,739,057
International Paper Co †	23,035	521,282
Monsanto Co †	44,880	2,074,354
The Dow Chemical Co †	143,904	3,413,403
The Lubrizol Corp †	21,132	1,697,111
Walter Energy Inc †	21,158	1,287,464

		69,326,490

Telecommunication Services - 3.7%

American Tower Corp ‘A’ * †	104,002	4,628,089
AT&T Inc †	721,344	17,449,312
NII Holdings Inc * †	270,239	8,788,172
Qwest Communications International Inc †	99,673	523,283
Sprint Nextel Corp * †	2,542,241	10,779,102
Verizon Communications Inc	305,694	8,565,546

		50,733,504

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Utilities - 4.3%

Allegheny Energy Inc †	11,407	$235,897
American Water Works Co Inc †	140,660	2,897,596
Constellation Energy Group Inc †	161,081	5,194,862
DPL Inc †	45,016	1,075,882
DTE Energy Co †	86,663	3,952,699
Edison International †	166,513	5,281,792
Energen Corp †	75,995	3,368,858
Entergy Corp	27,160	1,945,199
Exelon Corp †	309,282	11,743,438
NextEra Energy Inc †	123,058	6,000,308
NV Energy Inc	199,894	2,360,748
Public Service Enterprise Group Inc	218,650	6,850,305
SCANA Corp	26,200	936,912
The AES Corp * †	177,169	1,637,042
Xcel Energy Inc †	198,986	4,101,102

		57,582,640

Total Common Stocks
(Cost $1,721,523,187)		1,650,280,606

	Principal
	Amount

SHORT-TERM INVESTMENTS - 0.7%

U.S. Treasury Bills - 0.1%

0.309% due 02/10/11 ‡	$1,500,000	1,497,032

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $8,586,537; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $8,765,250)	8,586,537	8,586,537

Total Short-Term Investments
(Cost $10,083,569)		10,083,569

TOTAL INVESTMENTS - 122.8%
(Cost $1,731,606,756)		1,660,364,175

TOTAL SECURITIES SOLD SHORT - (23.0%)
(See Securities Sold Short) (Proceeds $337,703,656)		(310,754,151)

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,476,200

NET ASSETS - 100.0%		$1,352,086,224

SECURITIES SOLD SHORT
	Shares	Value
COMMON STOCKS - (23.0%)

Consumer Discretionary - (3.1%)

Best Buy Co Inc	27,435	($928,949)
Central European Media Enterprises Ltd ‘A’ (Bermuda)	253,625	(5,047,138)
Clear Channel Outdoor Holdings Inc ‘A’	117,418	(1,019,188)
CTC Media Inc	14,001	(202,174)
D.R. Horton Inc	90,500	(889,615)
Ford Motor Co	138,290	(1,393,963)
Lamar Advertising Co ‘A’	35,329	(866,267)
Liberty Media Corp - Capital ‘A’	224,608	(9,413,321)
LKQ Corp	279,969	(5,397,802)
Macy’s Inc	126,385	(2,262,292)
McDonald’s Corp	44,920	(2,958,880)
Morningstar Inc	55,409	(2,355,991)
Nordstrom Inc	25,828	(831,403)
O’Reilly Automotive Inc	26,299	(1,250,780)
Ross Stores Inc	37,682	(2,008,074)
Service Corp International	19,212	(142,169)
Starbucks Corp	8,650	(210,195)
The Home Depot Inc	55,123	(1,547,303)
The New York Times Co ‘A’	62,925	(544,301)
Toll Brothers Inc	19,202	(314,145)
Viacom Inc ‘B’	74,164	(2,326,525)

		(41,910,475)

Consumer Staples - (0.5%)

Colgate-Palmolive Co	62,326	(4,908,796)
ConAgra Foods Inc	45,000	(1,049,400)
The Estee Lauder Cos Inc ‘A’	13,110	(730,620)

		(6,688,816)

Energy - (2.2%)

Cabot Oil & Gas Corp	54,997	(1,722,506)
Chesapeake Energy Corp	61,540	(1,289,263)
Cobalt International Energy Inc	147,715	(1,100,477)
Comstock Resources Inc	265,479	(7,359,078)
Denbury Resources Inc	350,983	(5,138,391)
Diamond Offshore Drilling Inc	8,616	(535,829)
Marathon Oil Corp	35,100	(1,091,259)
National Oilwell Varco Inc	43,790	(1,448,135)
Overseas Shipholding Group Inc	8,353	(309,395)
Petrohawk Energy Corp	162,414	(2,756,166)
Range Resources Corp	166,661	(6,691,439)
Seahawk Drilling Inc	18,114	(176,068)
Southwestern Energy Co	3,592	(138,795)
Tesoro Corp	44,200	(515,814)

		(30,272,615)

Financials - (2.2%)

American National Insurance Co	739	(59,837)
Associated Banc-Corp	31,180	(382,267)
AvalonBay Communities Inc REIT	3,870	(361,342)
Camden Property Trust REIT	6,746	(275,574)
CapitalSource Inc	47,068	(224,044)
Developers Diversified Realty Corp REIT	12,900	(127,710)
Douglas Emmett Inc REIT	33,316	(473,753)
Federated Investors Inc ‘B’	76,287	(1,579,904)
First Horizon National Corp	859	(9,832)
Genworth Financial Inc ‘A’	139,844	(1,827,761)
Interactive Brokers Group Inc ‘A’	254,756	(4,228,949)
IntercontinentalExchange Inc	3,006	(339,768)
Markel Corp	4,590	(1,560,600)
Marshall & Ilsley Corp	938,753	(6,740,246)
Old Republic International Corp	234,544	(2,845,019)
ProLogis REIT	689,321	(6,982,822)
Taubman Centers Inc REIT	5,800	(218,254)
The Hartford Financial Services Group Inc	14,760	(326,639)
The Macerich Co REIT	9,240	(344,837)
Torchmark Corp	7,300	(361,423)
UMB Financial Corp	6,630	(235,763)
Ventas Inc REIT	5,160	(242,262)

		(29,748,606)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Health Care - (3.9%)

Abraxis Bioscience Inc	24,093	($1,787,701)
AmerisourceBergen Corp	29,084	(923,417)
Amylin Pharmaceuticals Inc	47,180	(886,984)
Becton Dickinson & Co	23,220	(1,570,136)
Boston Scientific Corp	419,763	(2,434,625)
Brookdale Senior Living Inc	35,773	(536,595)
Dendreon Corp	172,148	(5,565,545)
Eli Lilly & Co	223,430	(7,484,905)
Forest Laboratories Inc	29,680	(814,122)
Genzyme Corp	27,751	(1,408,918)
Hologic Inc	419,034	(5,837,144)
Inverness Medical Innovations Inc	155,163	(4,136,646)
Johnson & Johnson	30,700	(1,813,142)
King Pharmaceuticals Inc	791,712	(6,009,094)
MEDNAX Inc	1,952	(108,551)
Myriad Genetics Inc	154,763	(2,313,707)
Universal Health Services Inc ‘B’	10,752	(410,189)
Vertex Pharmaceuticals Inc	194,029	(6,383,554)
Waters Corp	13,560	(877,332)
Zimmer Holdings Inc	13,730	(742,106)

		(52,044,413)

Industrials - (3.7%)

AMR Corp	190,265	(1,289,997)
BE Aerospace Inc	34,627	(880,565)
Caterpillar Inc	43,382	(2,605,957)
Corrections Corp of America	262,278	(5,004,264)
Dover Corp	42,010	(1,755,598)
FedEx Corp	28,120	(1,971,493)
FTI Consulting Inc	31,400	(1,368,726)
Heartland Express Inc	75,922	(1,102,387)
Illinois Tool Works Inc	116,750	(4,819,440)
Ingersoll-Rand PLC (Ireland)	97,960	(3,378,640)
Knight Transportation Inc	79,927	(1,617,723)
Lockheed Martin Corp	61,106	(4,552,397)
Navistar International Corp	17,032	(837,974)
Raytheon Co	95,629	(4,627,487)
Rockwell Automation Inc	69,330	(3,403,410)
The Boeing Co	29,600	(1,857,400)
TransDigm Group Inc	132,645	(6,768,874)
United Parcel Service Inc ‘B’	15,320	(871,555)
Werner Enterprises Inc	80,710	(1,766,742)

		(50,480,629)

Information Technology - (4.6%)

Activision Blizzard Inc	16,383	(171,858)
Altera Corp	31,606	(784,145)
ASML Holding NV ‘NY’ (Netherlands)	13,100	(359,857)
Brocade Communications Systems Inc	861,836	(4,447,074)
Ciena Corp	466,458	(5,914,687)
Cypress Semiconductor Corp	388,116	(3,896,685)
eBay Inc	143,030	(2,804,818)
Intel Corp	158,106	(3,075,162)
Linear Technology Corp	246,738	(6,861,784)
Maxim Integrated Products Inc	8,170	(136,684)
MEMC Electronic Materials Inc	772,283	(7,630,156)
Microchip Technology Inc	129,420	(3,590,111)
Monster Worldwide Inc	505,687	(5,891,253)
NetApp Inc	37,600	(1,402,856)
Novell Inc	227,361	(1,291,410)
Nuance Communications Inc	510,353	(7,629,777)
Rambus Inc	196,167	(3,436,846)
Teradyne Inc	34,600	(337,350)
Texas Instruments Inc	66,895	(1,557,316)
Yahoo! Inc	62,000	(857,460)

		(62,077,289)

Materials - (1.5%)

AK Steel Holding Corp	126,767	(1,511,063)
Alcoa Inc	128,900	(1,296,734)
Commercial Metals Co	251,647	(3,326,773)
Intrepid Potash Inc	347,444	(6,799,479)
Nalco Holding Co	20,513	(419,696)
Nucor Corp	8,787	(336,366)
OM Group Inc	24,351	(581,015)
The Mosaic Co	72,655	(2,832,092)
The Sherwin-Williams Co	10,531	(728,640)
United States Steel Corp	57,890	(2,231,660)
Weyerhaeuser Co	8,852	(311,590)

		(20,375,108)

Telecommunication Services - (0.3%)

Crown Castle International Corp	21,676	(807,648)
Leap Wireless International Inc	40,691	(528,169)
SBA Communications Corp ‘A’	75,356	(2,562,858)

		(3,898,675)

Utilities - (1.0%)

Calpine Corp	7,701	(97,957)
CMS Energy Corp	30,570	(447,850)
Consolidated Edison Inc	83,686	(3,606,867)
Dominion Resources Inc	68,135	(2,639,550)
Duke Energy Corp	49,240	(787,840)
Dynegy Inc	235,561	(906,910)
EQT Corp	9,203	(332,596)
FirstEnergy Corp	16,970	(597,853)
Ormat Technologies Inc	63,016	(1,782,723)
RRI Energy Inc	542,844	(2,057,379)

		(13,257,525)

Total Common Stocks
(Proceeds $337,703,656)		(310,754,151)

TOTAL SECURITIES SOLD SHORT - (23.0%)
(Proceeds $337,703,656)		($310,754,151)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

					Net
	Long		Short		Exposure
Information Technology	25.8%		(4.6%	)	21.2%
Financials	17.2%		(2.2%	)	15.0%
Consumer Discretionary	15.8%		(3.1%	)	12.7%
Health Care	16.2%		(3.9%	)	12.3%
Energy	13.0%		(2.2%	)	10.8%
Consumer Staples	10.6%		(0.5%	)	10.1%
Industrials	10.4%		(3.7%	)	6.7%
Materials	5.1%		(1.5%	)	3.6%
Telecommunication Services	3.7%		(0.3%	)	3.4%
Utilities	4.3%		(1.0%	)	3.3%
Short-Term Investments	0.7%		-		0.7%

	122.8%		(23.0%	)	99.8%

Securities sold short	(23.0%	)
Other Assets & Liabilities, Net	0.2%

	100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
S&P 500 E-Mini (09/10)	278	$14,508,751	($239,011)

(d)	As of June 30, 2010, securities with a total aggregate value of $1,497,032 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	The portfolio utilizes securities lending to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short.

(f)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks - Long (1)	$1,650,280,606	$1,650,280,606	$-	$-
	Short-Term Investments	10,083,569	-	10,083,569	-

		1,660,364,175	1,650,280,606	10,083,569	-

Liabilities	Common Stocks - Short (1)	(310,754,151)	(310,754,151)	-	-
	Equity Derivatives (2)	(239,011)	(239,011)	-	-

		(310,993,162)	(310,993,162)	-	-

	Total	$1,349,371,013	$1,339,287,444	$10,083,569	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer Discretionary - 14.7%

AutoZone Inc *	67,800	$13,100,316
Best Buy Co Inc	541,010	18,318,599
Ford Motor Co *	2,722,350	27,441,288
H&R Block Inc	274,440	4,305,964
Hyatt Hotels Corp ‘A’ *	455,280	16,886,335
McDonald’s Corp	502,450	33,096,382
The McGraw-Hill Cos Inc	679,060	19,108,748
The Washington Post Co ‘B’	21,165	8,687,809
Time Warner Cable Inc	317,117	16,515,453

		157,460,894

Consumer Staples - 11.0%

Colgate-Palmolive Co	166,730	13,131,655
General Mills Inc	834,840	29,653,517
Mead Johnson Nutrition Co	326,170	16,347,640
Philip Morris International Inc	1,115,390	51,129,478
Unilever NV ‘NY’ (Netherlands)	262,950	7,183,794

		117,446,084

Energy - 9.6%

Chevron Corp	487,817	33,103,262
Enterprise Products Partners LP	379,284	13,415,275
Noble Energy Inc	173,120	10,444,329
Occidental Petroleum Corp	455,667	35,154,709
Plains All American Pipeline LP	175,160	10,281,892

		102,399,467

Financials - 15.5%

Aflac Inc	265,690	11,336,992
American Express Co	522,130	20,728,561
CIT Group Inc *	960,900	32,536,074
Citigroup Inc *	6,151,680	23,130,317
Leucadia National Corp *	249,970	4,876,915
State Street Corp	548,420	18,547,564
The Goldman Sachs Group Inc	82,140	10,782,518
The Progressive Corp	580,420	10,865,462
Wells Fargo & Co	1,308,500	33,497,600

		166,302,003

Health Care - 12.4%

Abbott Laboratories	537,600	25,148,928
Celgene Corp *	289,410	14,707,816
Covidien PLC (Ireland)	74,300	2,985,374
Express Scripts Inc *	134,090	6,304,912
Human Genome Sciences Inc *	274,210	6,213,599
Medtronic Inc	405,330	14,701,319
Merck & Co Inc	783,610	27,402,842
Perrigo Co	50,400	2,977,128
Teva Pharmaceutical Industries Ltd ADR (Israel)	282,800	14,702,772
WellPoint Inc *	351,150	17,181,769

		132,326,459

Industrials - 12.7%

General Electric Co	906,370	13,069,855
KBR Inc	527,620	10,731,791
Precision Castparts Corp	171,610	17,662,101
Republic Services Inc	932,302	27,717,338
The Boeing Co	218,980	13,740,995
Tyco International Ltd (Switzerland)	696,150	24,525,365
United Parcel Service Inc ‘B’	241,110	13,716,748
Verisk Analytics Inc ‘A’ *	480,730	14,373,827

		135,538,020

Information Technology - 16.5%

Accenture PLC ‘A’ (Ireland)	44,260	1,710,649
Adobe Systems Inc *	185,200	4,894,836
Apple Inc *	185,700	46,709,121
Check Point Software Technologies Ltd * (Israel)	459,300	13,540,164
eBay Inc *	1,390,600	27,269,666
Google Inc ‘A’ *	44,860	19,960,457
Hewitt Associates Inc ‘A’ *	270,490	9,321,085
Microsoft Corp	930,400	21,408,504
QUALCOMM Inc	710,470	23,331,835
The Western Union Co	609,360	9,085,558

		177,231,875

Materials - 1.3%

Praxair Inc	190,730	14,493,573

Telecommunication Services - 1.8%

America Movil SAB de CV ‘L’ ADR (Mexico)	407,830	19,371,925

Utilities - 3.5%

Public Service Enterprise Group Inc	238,640	7,476,591
The AES Corp *	3,203,580	29,601,079

		37,077,670

Total Common Stocks
(Cost $1,044,623,089)		1,059,647,970

	Principal
	Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $16,456,534; collateralized by U.S. Treasury Notes: 0.875% due 01/31/11 and value $16,789,988)	$16,456,534	16,456,534

Total Short-Term Investment
(Cost $16,456,534)		16,456,534

TOTAL INVESTMENTS - 100.5%
(Cost $1,061,079,623)		1,076,104,504

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(5,385,603)

NET ASSETS - 100.0%		$1,070,718,901

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	16.5%
Financials	15.5%
Consumer Discretionary	14.7%
Industrials	12.7%
Health Care	12.4%
Consumer Staples	11.0%
Energy	9.6%
Utilities	3.5%
Telecommunication Services	1.8%
Short-Term Investment	1.5%
Materials	1.3%

100.5%
Other Assets & Liabilities, Net	(0.5%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,059,647,970	$1,059,647,970	$-	$-
	Short-Term Investment	16,456,534	-	16,456,534	-

	Total	$1,076,104,504	$1,059,647,970	$16,456,534	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.7%

Industrials - 0.7%

Better Place LLC ‘B’ 8.000% * + Δ	3,920,500	$11,761,500

Total Convertible Preferred Stocks
(Cost $11,761,500)		11,761,500

COMMON STOCKS - 96.8%

Consumer Discretionary - 17.2%

AutoZone Inc *	164,800	31,842,656
Burger King Holdings Inc	1,538,000	25,899,920
Cablevision Systems Corp ‘A’	569,600	13,676,096
Darden Restaurants Inc	316,800	12,307,680
Family Dollar Stores Inc	649,200	24,468,348
J.C. Penney Co Inc	933,600	20,053,728
Mattel Inc	2,601,674	55,051,422
Newell Rubbermaid Inc	2,496,849	36,553,869
Stanley Black & Decker Inc	417,000	21,066,840
The TJX Cos Inc	484,700	20,333,165
Viacom Inc ‘B’	962,600	30,196,762

		291,450,486

Consumer Staples - 7.2%

Avon Products Inc	571,600	15,147,400
Campbell Soup Co	435,429	15,601,421
McCormick & Co Inc	818,500	31,070,260
Molson Coors Brewing Co ‘B’	738,900	31,299,804
Ralcorp Holdings Inc *	520,362	28,515,838

		121,634,723

Energy - 7.2%

Arch Coal Inc	676,500	13,401,465
Holly Corp	849,050	22,567,749
Massey Energy Co	239,200	6,542,120
Noble Energy Inc	313,400	18,907,422
The Williams Cos Inc	1,499,100	27,403,548
Tidewater Inc	575,000	22,264,000
Valero Energy Corp	632,100	11,365,158

		122,451,462

Financials - 16.8%

Ameriprise Financial Inc	1,348,800	48,732,144
City National Corp	826,667	42,350,150
Digital Realty Trust Inc REIT	211,700	12,210,856
Fifth Third Bancorp	1,964,900	24,148,621
KeyCorp	2,583,600	19,867,884
NYSE Euronext	680,500	18,802,215
PartnerRe Ltd (Bermuda)	239,900	16,826,586
Public Storage REIT	214,700	18,874,277
RenaissanceRe Holdings Ltd (Bermuda)	503,200	28,315,064
Tanger Factory Outlet Centers Inc REIT	277,300	11,474,674
The Macerich Co REIT	686,900	25,635,108
UDR Inc REIT	923,800	17,672,294

		284,909,873

Health Care - 9.5%

CareFusion Corp *	1,124,333	25,522,359
Hospira Inc *	556,400	31,965,180
Life Technologies Corp *	425,706	20,114,608
Talecris Biotherapeutics Holdings Corp *	417,300	8,805,030
Teleflex Inc	428,046	23,234,337
Warner Chilcott PLC ‘A’ * (Ireland)	1,181,641	27,000,497
Zimmer Holdings Inc *	463,800	25,068,390

		161,710,401

Industrials - 9.8%

Corrections Corp of America *	1,034,600	19,740,168
Dover Corp	1,221,200	51,033,948
Foster Wheeler AG * (Switzerland)	533,900	11,243,934
Parker-Hannifin Corp	571,100	31,673,206
Republic Services Inc	652,300	19,392,879
Rockwell Collins Inc	634,800	33,726,924

		166,811,059

Information Technology - 13.8%

Analog Devices Inc	1,251,695	34,872,223
BMC Software Inc *	829,500	28,725,585
Fidelity National Information Services Inc	573,200	15,373,224
Ingram Micro Inc ‘A’ *	2,155,694	32,744,992
Intuit Inc *	702,800	24,436,356
Lexmark International Inc ‘A’ *	571,900	18,889,857
NetApp Inc *	557,900	20,815,249
NeuStar Inc ‘A’ *	666,674	13,746,818
Symantec Corp *	2,261,800	31,393,784
Tellabs Inc	1,928,700	12,324,393

		233,322,481

Materials - 9.5%

Air Products & Chemicals Inc	202,500	13,124,025
Ball Corp	1,154,000	60,965,820
Cliffs Natural Resources Inc	192,000	9,054,720
Compass Minerals International Inc	344,812	24,233,387
Eastman Chemical Co	265,400	14,161,744
Nucor Corp	514,200	19,683,576
Packaging Corp of America	936,600	20,623,932

		161,847,204

Utilities - 5.8%

Allegheny Energy Inc	739,300	15,288,724
American Electric Power Co Inc	1,231,700	39,783,910
Energen Corp	603,668	26,760,603
EQT Corp	442,000	15,973,880

		97,807,117

Total Common Stocks
(Cost $1,529,336,762)		1,641,944,806

	Principal
	Amount

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $31,895,804; collateralized by U.S. Treasury Notes: 0.875% due 01/31/11 and value $32,537,213)	$31,895,804	31,895,804

Total Short-Term Investment
(Cost $31,895,804)		31,895,804

TOTAL INVESTMENTS - 99.4%
(Cost $1,572,994,066)		1,685,602,110

OTHER ASSETS & LIABILITIES, NET - 0.6%		9,821,920

NET ASSETS - 100.0%		$1,695,424,030

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	17.2%
Financials	16.8%
Information Technology	13.8%
Industrials	10.5%
Materials	9.5%
Health Care	9.5%
Energy	7.2%
Consumer Staples	7.2%
Utilities	5.8%
Short-Term Investment	1.9%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate value of $11,761,500 or 0.7% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees.

(d)	0.7% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
				Significant	Significant
		Total Value at	Level 1	Observable	Unobservable
		June 30, 2010	Quoted Price	Inputs	Inputs
Assets	Convertible Preferred Stocks (1)	$11,761,500	$-	$-	$11,761,500
	Common Stocks (1)	1,641,944,806	1,641,944,806	-	-
	Short-Term Investment	31,895,804	-	31,895,804	-

	Total	$1,685,602,110	$1,641,944,806	$31,895,804	$11,761,500

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) for the period ended June 30, 2010:

Change in Net
Unrealized
				Total Change			Appreciation
				in Net			(Depreciation) on
	Value,	Net	Total Net	Unrealized	Transfers		Level 3 Holdings
	Beginning of	Purchases	Realized	Appreciation	In and/or	Value,	Held at the End of
	Period	(Sales)	Gains (Losses)	(Depreciation)	Out of Level 3	End of Period	Period, if Applicable
Convertible Preferred Stocks (1)	$-	$11,761,500	$-	$-	$-	$11,761,500	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.7%

Health Care - 1.1%

Ironwood Pharmaceuticals Inc ‘H’ 8.000% * + Δ	1,000,095	$11,521,094

Industrials - 0.6%

Better Place LLC ‘B’ 8.000% * + Δ	2,239,546	6,718,638

Total Convertible Preferred Stocks
(Cost $18,245,213)		18,239,732

COMMON STOCKS - 91.8%

Consumer Discretionary - 25.5%

Accor SA * (France)	310,377	14,368,986
Ctrip.com International Ltd ADR * (Cayman)	872,433	32,768,583
Discovery Communications Inc ‘C’ *	340,356	10,527,211
Gafisa SA ADR (Brazil)	751,460	9,100,181
Groupe Aeroplan Inc (Canada)	1,002,203	8,341,100
Las Vegas Sands Corp *	1,159,313	25,667,190
Li & Fung Ltd (Bermuda)	7,314,000	32,815,746
Morningstar Inc *	354,067	15,054,929
Netflix Inc *	146,607	15,928,851
New Oriental Education & Technology Group ADR * (Cayman)	184,799	17,221,419
NVR Inc *	19,136	12,534,654
priceline.com Inc *	117,626	20,765,694
Sears Holdings Corp *	99,752	6,448,967
Strayer Education Inc	61,617	12,809,558
Wynn Resorts Ltd	389,986	29,744,232

		264,097,301

Consumer Staples - 3.7%

Coca-Cola Enterprises Inc	423,880	10,961,537
Mead Johnson Nutrition Co	546,600	27,395,592

		38,357,129

Energy - 5.2%

Petrohawk Energy Corp *	266,370	4,520,299
Range Resources Corp	470,157	18,876,804
Ultra Petroleum Corp * (Canada)	683,921	30,263,504

		53,660,607

Financials - 9.3%

Calamos Asset Management Inc ‘A’	504,271	4,679,635
CIT Group Inc *	279,790	9,473,689
Greenhill & Co Inc	246,444	15,065,122
IntercontinentalExchange Inc *	129,761	14,666,886
Leucadia National Corp *	776,351	15,146,608
Moody’s Corp	210,677	4,196,686
MSCI Inc ‘A’ *	828,291	22,695,173
T. Rowe Price Group Inc	246,999	10,964,286

		96,888,085

Health Care - 9.1%

Gen-Probe Inc *	450,698	20,470,703
IDEXX Laboratories Inc *	261,169	15,905,192
Illumina Inc *	674,926	29,379,529
Intuitive Surgical Inc *	41,801	13,193,232
Techne Corp	271,399	15,591,872

		94,540,528

Industrials - 16.1%

C.H. Robinson Worldwide Inc	270,116	15,034,657
Covanta Holding Corp *	1,092,802	18,129,585
Expeditors International of Washington Inc	560,381	19,338,748
Fastenal Co	326,676	16,395,869
IHS Inc ‘A’ *	227,358	13,282,254
Intertek Group PLC (United Kingdom)	985,288	21,122,045
Schindler Holding AG (Switzerland)	116,993	9,860,912
Stericycle Inc *	275,966	18,097,850
The Corporate Executive Board Co	288,758	7,585,673
Verisk Analytics Inc ‘A’ *	939,028	28,076,937

		166,924,530

Information Technology - 16.9%

Akamai Technologies Inc *	490,246	19,889,280
Alibaba.com Ltd (Cayman)	7,227,800	14,261,238
Autodesk Inc *	465,578	11,341,480
Equinix Inc *	105,043	8,531,592
Red Hat Inc *	565,552	16,367,075
Redecard SA (Brazil)	1,156,848	16,343,282
Rovi Corp *	254,079	9,632,135
salesforce.com inc *	359,585	30,859,585
Solera Holdings Inc	596,478	21,592,504
Teradata Corp *	885,482	26,989,491

		175,807,662

Materials - 5.1%

Intrepid Potash Inc *	373,202	7,303,563
Martin Marietta Materials Inc	203,986	17,300,052
Nalco Holding Co	663,285	13,570,811
Rockwood Holdings Inc *	472,259	10,715,557
Texas Industries Inc	127,672	3,771,431

		52,661,414

Telecommunication Services - 0.9%

Millicom International Cellular SA (Luxembourg)	116,495	9,444,250

Total Common Stocks
(Cost $924,961,358)		952,381,506

	Principal
	Amount

SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $49,586,053; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $50,581,538)	$49,586,053	49,586,053

Total Short-Term Investment
(Cost $49,586,053)		49,586,053

TOTAL INVESTMENTS - 98.3%
(Cost $992,792,624)		1,020,207,291

OTHER ASSETS & LIABILITIES, NET - 1.7%		17,553,404

NET ASSETS - 100.0%		$1,037,760,695

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	25.5%
Information Technology	16.9%
Industrials	16.7%
Health Care	10.2%
Financials	9.3%
Energy	5.2%
Materials	5.1%
Short-Term Investment	4.8%
Consumer Staples	3.7%
Telecommunication Services	0.9%

98.3%
Other Assets & Liabilities, Net	1.7%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate value of $18,239,732 or 1.7% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees.

(d)	1.7% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
				Significant	Significant
		Total Value at	Level 1	Observable	Unobservable
		June 30, 2010	Quoted Price	Inputs	Inputs
Assets	Convertible Preferred Stocks (1)	$18,239,732	$-	$-	$18,239,732
	Common Stocks
	Consumer Discretionary	264,097,301	216,912,569	47,184,732	-
	Consumer Staples	38,357,129	38,357,129	-	-
	Energy	53,660,607	53,660,607	-	-
	Financials	96,888,085	96,888,085	-	-
	Health Care	94,540,528	94,540,528	-	-
	Industrials	166,924,530	135,941,573	30,982,957	-
	Information Technology	175,807,662	161,546,424	14,261,238	-
	Materials	52,661,414	52,661,414	-	-
	Telecommunication Services	9,444,250	9,444,250	-	-

		952,381,506	859,952,579	92,428,927	-
	Short-Term Investment	49,586,053	-	49,586,053	-

	Total	$1,020,207,291	$859,952,579	$142,014,980	$18,239,732

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) for the period ending June 30, 2010:

Change in Net
Unrealized
				Total Change			Depreciation on
	Value,	Net	Total Net	in Net	Transfers		Level 3 Holdings
	Beginning	Purchases	Realized	Unrealized	In and/or	Value,	Held at the End of
	of Period	(Sales)	Gains (Losses)	Depreciation	Out of Level 3	End of Period	Period, if Applicable
Convertible Preferred Stocks (1)	$8,081,524	$13,837,109	$-	($3,678,901)	$-	$18,239,732	($3,678,901)

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 11.6%

Abercrombie & Fitch Co ‘A’	215,900	$6,625,971
Bally Technologies Inc *	183,772	5,952,375
Cablevision Systems Corp ‘A’	268,507	6,446,853
Dana Holding Corp *	853,212	8,532,120
Darden Restaurants Inc	120,273	4,672,606
H&R Block Inc	301,396	4,728,903
Limited Brands Inc	408,595	9,017,692
M.D.C. Holdings Inc	193,900	5,225,605
Macy’s Inc	693,160	12,407,564
Mattel Inc	543,195	11,494,006
Saks Inc *	604,427	4,587,601
Scientific Games Corp ‘A’ *	198,808	1,829,034
Stanley Black & Decker Inc	189,100	9,553,332
Starwood Hotels & Resorts Worldwide Inc	99,768	4,133,388
The Interpublic Group of Cos Inc *	976,051	6,959,244
Viacom Inc ‘B’	281,105	8,818,264

		110,984,558

Consumer Staples - 8.2%

Avon Products Inc	384,135	10,179,577
Del Monte Foods Co	821,513	11,821,572
Dr Pepper Snapple Group Inc	318,700	11,916,193
Molson Coors Brewing Co ‘B’	243,183	10,301,232
Safeway Inc	364,062	7,157,459
The Estee Lauder Cos Inc ‘A’	65,907	3,672,997
The J.M. Smucker Co	191,596	11,537,911
The Kroger Co	629,752	12,399,817

		78,986,758

Energy - 7.4%

Cimarex Energy Co	131,141	9,387,073
CONSOL Energy Inc	324,780	10,964,573
Nabors Industries Ltd * (Bermuda)	634,800	11,185,176
Newfield Exploration Co *	236,133	11,537,458
Petrohawk Energy Corp *	657,882	11,164,258
Plains Exploration & Production Co *	297,486	6,131,186
Whiting Petroleum Corp *	136,555	10,708,643

		71,078,367

Financials - 27.6%

Alexandria Real Estate Equities Inc REIT	109,028	6,909,104
Aon Corp	287,178	10,660,047
Associated Banc-Corp	750,678	9,203,312
AXIS Capital Holdings Ltd (Bermuda)	415,143	12,338,050
Chimera Investment Corp REIT	2,951,679	10,655,561
Fifth Third Bancorp	675,531	8,302,276
Forestar Group Inc *	679,815	12,209,477
Genworth Financial Inc ‘A’ *	404,700	5,289,429
HCC Insurance Holdings Inc	472,332	11,694,940
Invesco Ltd (Bermuda)	656,384	11,046,943
KeyCorp	1,214,249	9,337,575
Lincoln National Corp	314,302	7,634,396
Loews Corp	424,663	14,145,525
MFA Financial Inc REIT	1,449,156	10,723,754
NYSE Euronext	428,399	11,836,664
People’s United Financial Inc	1,334,283	18,012,821
PHH Corp *	570,534	10,862,967
Simon Property Group Inc REIT	131,963	10,656,012
TCF Financial Corp	634,198	10,534,029
The Hanover Insurance Group Inc	239,858	10,433,823
The Travelers Cos Inc	259,739	12,792,146
U-Store-It Trust REIT	1,085,986	8,101,456
Washington Federal Inc	693,137	11,214,957
XL Group PLC (Ireland)	796,572	12,753,118
Zions Bancorp	353,175	7,617,985

		264,966,367

Health Care - 6.4%

Hologic Inc *	284,600	3,964,478
MEDNAX Inc *	77,378	4,302,991
The Cooper Cos Inc	147,754	5,879,132
Thermo Fisher Scientific Inc *	174,730	8,570,506
Universal Health Services Inc ‘B’	302,978	11,558,611
Watson Pharmaceuticals Inc *	155,235	6,297,884
WellPoint Inc *	241,458	11,814,540
Zimmer Holdings Inc *	160,229	8,660,377

		61,048,519

Industrials - 9.2%

Avery Dennison Corp	210,400	6,760,152
Briggs & Stratton Corp	457,600	7,788,352
Corrections Corp of America *	397,880	7,591,550
Cummins Inc	63,200	4,116,216
Eaton Corp	97,165	6,358,478
Hertz Global Holdings Inc *	1,164,542	11,016,567
Masco Corp	424,061	4,562,896
Orbital Sciences Corp *	415,343	6,549,959
Owens Corning *	358,030	10,708,677
Parker-Hannifin Corp	51,608	2,862,180
Terex Corp *	377,685	7,077,817
Textron Inc	170,384	2,891,417
Trinity Industries Inc	250,914	4,446,196
Union Pacific Corp	81,953	5,696,553

		88,427,010

Information Technology - 8.9%

Anixter International Inc *	139,355	5,936,523
Brocade Communications Systems Inc *	1,344,500	6,937,620
Ciena Corp *	312,051	3,956,807
Dell Inc *	749,041	9,033,434
Micron Technology Inc *	766,238	6,505,361
ON Semiconductor Corp *	1,183,031	7,547,738
Symantec Corp *	352,056	4,886,537
Take-Two Interactive Software Inc *	342,413	3,081,717
Tech Data Corp *	158,391	5,641,887
Teradyne Inc *	461,400	4,498,650
TiVo Inc *	869,778	6,418,962
Xerox Corp	1,400,523	11,260,205
Yahoo! Inc *	676,188	9,351,680

		85,057,121

Materials - 6.3%

Albemarle Corp	134,353	5,335,157
FMC Corp	152,760	8,773,007
Freeport-McMoRan Copper & Gold Inc	60,731	3,591,024
International Paper Co	493,128	11,159,487
Owens-Illinois Inc *	398,975	10,552,889
Pactiv Corp *	289,053	8,050,126
Reliance Steel & Aluminum Co	73,395	2,653,229
Walter Energy Inc	102,500	6,237,125
Weyerhaeuser Co	131,164	4,616,973

		60,969,017

Utilities - 12.4%

American Electric Power Co Inc	153,107	4,945,356
American Water Works Co Inc	518,239	10,675,723
CMS Energy Corp	842,885	12,348,265
Entergy Corp	113,735	8,145,701
EQT Corp	359,184	12,980,910
Northeast Utilities	418,669	10,667,686
NRG Energy Inc *	336,875	7,145,119
NV Energy Inc	712,200	8,411,082
PG&E Corp	250,390	10,291,029
PPL Corp	405,260	10,111,237

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Questar Corp	286,500	$13,032,885
Wisconsin Energy Corp	200,612	10,179,053

		118,934,046

Total Common Stocks
(Cost $928,718,685)		940,451,763

	Principal
	Amount

SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $23,575,120; collateralized by U.S. Treasury Notes: 1.000% due 12/31/11 and value $24,049,025)	$23,575,120	23,575,120

Total Short-Term Investment
(Cost $23,575,120)		23,575,120

TOTAL INVESTMENTS - 100.5%
(Cost $952,293,805)		964,026,883

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(4,742,940)

NET ASSETS - 100.0%		$959,283,943

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	27.6%
Utilities	12.4%
Consumer Discretionary	11.6%
Industrials	9.2%
Information Technology	8.9%
Consumer Staples	8.2%
Energy	7.4%
Health Care	6.4%
Materials	6.3%
Short-Term Investment	2.5%

100.5%
Other Assets & Liabilities, Net	(0.5%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$940,451,763	$940,451,763	$-	$-
	Short-Term Investment	23,575,120	-	23,575,120	-

	Total	$964,026,883	$940,451,763	$23,575,120	$-

(1) For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Summary Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Consumer Discretionary - 14.8%

Brown Shoe Co Inc	539,061	$8,182,946
Fred’s Inc ‘A’	611,467	6,762,825
Gentex Corp	457,600	8,227,648
Group 1 Automotive Inc *	344,351	8,102,579
The Cato Corp ‘A’	285,748	6,292,171
The Men’s Wearhouse Inc	467,863	8,589,965
Thor Industries Inc	487,800	11,585,250
Other Securities		69,761,365

		127,504,749

Consumer Staples - 1.3%

Other Securities		10,855,299

Energy - 9.9%

Atwood Oceanics Inc *	251,500	6,418,280
Bristow Group Inc *	276,775	8,137,185
Helix Energy Solutions Group Inc *	612,574	6,597,422
Oil States International Inc *	191,100	7,563,738
Rowan Cos Inc *	473,400	10,386,396
Tidewater Inc	212,000	8,208,640
Unit Corp *	179,200	7,273,728
Other Securities		30,947,266

		85,532,655

Financials - 23.9%

Aspen Insurance Holdings Ltd (Bermuda)	395,000	9,772,300
Montpelier Re Holdings Ltd (Bermuda)	541,807	8,089,179
Old Republic International Corp	961,800	11,666,634
Protective Life Corp	710,793	15,203,862
RLI Corp	119,052	6,251,421
StanCorp Financial Group Inc	158,700	6,433,698
The Hanover Insurance Group Inc	168,800	7,342,800
Tower Group Inc	389,916	8,394,891
Validus Holdings Ltd (Bermuda)	349,400	8,532,348
Other Securities		124,371,346

		206,058,479

Health Care - 5.3%

Pharmaceutical Product Development Inc	346,100	8,794,401
STERIS Corp	290,273	9,021,685
Teleflex Inc	142,000	7,707,760
Other Securities		19,880,756

		45,404,602

Industrials - 26.3%

ABM Industries Inc	485,597	10,173,257
Administaff Inc	323,900	7,825,424
Brady Corp ‘A’	306,739	7,643,936
Carlisle Cos Inc	274,500	9,917,685
Gardner Denver Inc	188,100	8,387,379
Genesee & Wyoming Inc ‘A’ *	228,100	8,510,411
Graco Inc	271,700	7,659,223
Granite Construction Inc	272,231	6,419,207
Kennametal Inc	313,600	7,974,848
Lincoln Electric Holdings Inc	140,600	7,169,194
Mine Safety Appliances Co	292,554	7,249,488
Mueller Industries Inc	342,190	8,417,874
Nordson Corp	157,800	8,849,424
Simpson Manufacturing Co Inc	259,000	6,358,450
SkyWest Inc	657,192	8,030,886
Trinity Industries Inc	545,700	9,669,804
Universal Forest Products Inc	281,971	8,546,541
Other Securities		87,508,787

		226,311,818

Information Technology - 5.4%

Benchmark Electronics Inc *	656,238	10,401,372
Other Securities		36,337,349

		46,738,721

Materials - 5.8%

Aptargroup Inc	164,900	6,236,518
RPM International Inc	506,500	9,035,960
Sensient Technologies Corp	265,914	6,895,150
Westlake Chemical Corp	510,751	9,484,646
Other Securities		18,463,834

		50,116,108

Telecommunication Services - 0.2%

Other Securities		1,548,086

Utilities - 4.9%

Energen Corp	171,000	7,580,430
NV Energy Inc	859,400	10,149,514
Other Securities		24,892,467

		42,622,411

Total Common Stocks
(Cost $999,754,751)		842,692,928

CLOSED-END MUTUAL FUND - 0.0%

Other Security		92,507

Total Closed-End Mutual Fund
(Cost $97,241)		92,507

EXCHANGE-TRADED FUND - 0.6%

Other Security		5,110,784

Total Exchange-Trade Fund
(Cost $6,260,254)		5,110,784

	Principal
	Amount

SHORT-TERM INVESTMENTS - 2.3%

U.S. Government Agency Issues - 1.6%

Federal Farm Credit Bank 0.120% due 07/01/10	$6,630,000	6,629,998
Federal Home Loan Bank 0.001% due 07/01/10	7,305,000	7,305,000

		13,934,998

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $6,119,353; collateralized by U.S. Treasury Notes: 0.875% - 1.125% due 01/31/11 - 06/30/11 and value $6,246,500)	$6,119,353	$6,119,353

Total Short-Term Investments
(Cost $20,054,351)		20,054,351

TOTAL INVESTMENTS - 100.7%
(Cost $1,026,166,597)		867,950,570

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(6,233,987)

NET ASSETS - 100.0%		$861,716,583

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Industrials	26.3%
Financials	23.9%
Consumer Discretionary	14.8%
Energy	9.9%
Materials	5.8%
Information Technology	5.4%
Health Care	5.3%
Utilities	4.9%
Short-Term Investments	2.3%
Consumer Staples	1.3%
Exchange-Traded Fund	0.6%
Telecommunication Services	0.2%
Closed-End Mutual Fund	0.0%

100.7%
Other Assets & Liabilities, Net	(0.7%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Russell 2000 Mini (09/10)	56	$3,490,858	($87,178)

(d)	As of June 30, 2010, $462,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Other Securities represent securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2010.

(f)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(g)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$842,692,928	$842,692,928	$-	$-
	Closed-End Mutual Fund	92,507	92,507	-	-
	Exchange-Traded Fund	5,110,784	5,110,784	-	-
	Short-Term Investments	20,054,351	-	20,054,351	-

		867,950,570	847,896,219	20,054,351	-

Liabilities	Equity Derivatives (2)	(87,178)	(87,178)	-	-

	Total	$867,863,392	$847,809,041	$20,054,351	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Consumer Discretionary - 18.1%

Aeropostale Inc *	162,589	$4,656,549
American Public Education Inc *	118,015	5,157,255
AnnTaylor Stores Corp *	354,720	5,771,294
Carter’s Inc *	157,500	4,134,375
Coldwater Creek Inc *	526,845	1,770,199
Dana Holding Corp *	455,110	4,551,100
Gaylord Entertainment Co *	183,100	4,044,679
Grand Canyon Education Inc *	177,830	4,166,557
Interval Leisure Group Inc *	351,190	4,372,316
Life Time Fitness Inc *	122,805	3,903,971
LKQ Corp *	298,350	5,752,188
McCormick & Schmick’s Seafood Restaurants Inc *	240,835	1,796,629
Phillips-Van Heusen Corp	94,170	4,357,246
Shutterfly Inc *	233,100	5,585,076
Sotheby’s	157,145	3,593,906
The Cheesecake Factory Inc *	180,345	4,014,480
The Children’s Place Retail Stores Inc *	117,615	5,177,412
The New York Times Co ‘A’ *	385,095	3,331,072
Tupperware Brands Corp	134,340	5,353,449
Ulta Salon Cosmetics & Fragrance Inc *	190,000	4,495,400
Williams-Sonoma Inc	188,635	4,681,921
WMS Industries Inc *	130,950	5,139,788

		95,806,862

Consumer Staples - 2.2%

Diamond Foods Inc	114,635	4,711,499
Flowers Foods Inc	147,330	3,599,272
The Hain Celestial Group Inc *	164,125	3,310,401

		11,621,172

Energy - 3.9%

Acergy SA ADR (Luxembourg)	186,695	2,761,219
Cal Dive International Inc *	387,445	2,266,553
Concho Resources Inc *	60,680	3,357,425
Dril-Quip Inc *	30,705	1,351,634
Mariner Energy Inc *	133,290	2,863,069
Patriot Coal Corp *	273,485	3,213,449
Quicksilver Resources Inc *	440,460	4,845,060

		20,658,409

Financials - 4.5%

Cohen & Steers Inc	56,075	1,162,996
Greenhill & Co Inc	76,200	4,658,106
IBERIABANK Corp	52,185	2,686,484
Investors Bancorp Inc *	204,400	2,681,728
Knight Capital Group Inc ‘A’ *	195,260	2,692,635
Ocwen Financial Corp *	332,455	3,387,716
Platinum Underwriters Holdings Ltd (Bermuda)	111,635	4,051,234
Signature Bank *	73,300	2,786,133

		24,107,032

Health Care - 20.8%

Acorda Therapeutics Inc *	50,515	1,571,522
AGA Medical Holdings Inc *	170,875	2,168,404
Alexion Pharmaceuticals Inc *	81,060	4,149,461
AMERIGROUP Corp *	137,555	4,467,786
ArthroCare Corp *	96,000	2,942,400
Auxilium Pharmaceuticals Inc *	152,310	3,579,285
Bruker Corp *	418,389	5,087,610
Catalyst Health Solutions Inc *	157,180	5,422,710
Cubist Pharmaceuticals Inc *	96,900	1,996,140
Gentiva Health Services Inc *	183,790	4,964,168
Human Genome Sciences Inc *	113,860	2,580,068
ICON PLC ADR * (Ireland)	135,915	3,926,584
Insulet Corp *	329,425	4,957,846
LifePoint Hospitals Inc *	162,405	5,099,517
MedAssets Inc *	200,695	4,632,041
Medicis Pharmaceutical Corp ‘A’	214,315	4,689,212
Medidata Solutions Inc *	353,425	5,474,553
NuVasive Inc *	105,685	3,747,590
Optimer Pharmaceuticals Inc *	435,660	4,038,568
Owens & Minor Inc	70,227	1,993,042
PAREXEL International Corp *	255,445	5,538,048
PharMerica Corp *	152,810	2,240,195
Savient Pharmaceuticals Inc *	351,750	4,432,050
Select Medical Holdings Corp *	436,565	2,959,911
Sirona Dental Systems Inc *	158,725	5,529,979
Thoratec Corp *	109,283	4,669,663
United Therapeutics Corp *	71,105	3,470,635
Wright Medical Group Inc *	213,620	3,548,228

		109,877,216

Industrials - 17.6%

Actuant Corp ‘A’	311,905	5,873,171
Aecom Technology Corp *	158,955	3,665,502
AirTran Holdings Inc *	718,270	3,483,610
BE Aerospace Inc *	220,515	5,607,696
CLARCOR Inc	135,250	4,804,080
Clean Harbors Inc *	72,700	4,828,007
Dollar Thrifty Automotive Group Inc *	121,085	5,159,432
Esterline Technologies Corp *	121,450	5,762,803
FTI Consulting Inc *	114,810	5,004,568
Genesee & Wyoming Inc ‘A’ *	145,380	5,424,128
GrafTech International Ltd *	336,555	4,920,434
ICF International Inc *	152,480	3,648,846
RBC Bearings Inc *	203,745	5,906,568
Resources Connection Inc *	228,160	3,102,976
Tetra Tech Inc *	150,615	2,953,560
The Geo Group Inc *	283,017	5,872,603
Towers Watson & Co ‘A’	117,939	4,581,930
Waste Connections Inc *	185,405	6,468,780
Woodward Governor Co	235,710	6,017,676

		93,086,370

Information Technology - 24.8%

ANSYS Inc *	64,415	2,613,317
Applied Micro Circuits Corp *	375,900	3,939,432
Aruba Networks Inc *	267,480	3,808,915
Atheros Communications Inc *	164,820	4,539,143
Brocade Communications Systems Inc *	418,940	2,161,730
Cadence Design Systems Inc *	626,665	3,628,390
Concur Technologies Inc *	111,630	4,764,368
Finisar Corp *	424,355	6,322,890
GSI Commerce Inc *	231,790	6,675,552
Informatica Corp *	275,825	6,586,701
LogMeIn Inc *	179,975	4,720,744
Mellanox Technologies Ltd * (Israel)	218,455	4,784,165
Monolithic Power Systems Inc *	229,183	4,093,208
Netlogic Microsystems Inc *	198,694	5,404,477
NICE Systems Ltd ADR * (Israel)	207,080	5,278,469
Novellus Systems Inc *	251,370	6,374,743
OpenTable Inc *	121,730	5,048,143
Pegasystems Inc	195,505	6,277,666
QLogic Corp *	281,010	4,670,386
Riverbed Technology Inc *	123,100	3,400,022
Skyworks Solutions Inc *	314,650	5,282,974
SolarWinds Inc *	178,800	2,867,952
Solera Holdings Inc	171,780	6,218,436
SRA International Inc ‘A’ *	105,700	2,079,119
Taleo Corp ‘A’ *	188,027	4,567,176
VanceInfo Technologies Inc ADR * (Cayman)	220,240	5,127,187
VistaPrint NV * (Netherlands)	114,370	5,431,431
Wright Express Corp *	153,050	4,545,585

		131,212,321

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Materials - 2.9%

Gammon Gold Inc (NYSE) * (Canada)	331,060	$1,807,587
Louisiana-Pacific Corp *	485,375	3,247,159
Rockwood Holdings Inc *	185,270	4,203,776
Silgan Holdings Inc	130,810	3,712,388
STR Holdings Inc *	117,910	2,216,708

		15,187,618

Telecommunication Services - 1.6%

SBA Communications Corp ‘A’ *	84,845	2,885,578
Syniverse Holdings Inc *	263,340	5,385,303

		8,270,881

Utilities - 1.3%

ITC Holdings Corp	128,705	6,809,782

Total Common Stocks
(Cost $463,507,888)		516,637,663

	Principal
	Amount	Value

SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $13,667,722; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $13,943,800)	$13,667,722	13,667,722

Total Short-Term Investment
(Cost $13,667,722)		13,667,722

TOTAL INVESTMENTS - 100.3%
(Cost $477,175,610)		530,305,385

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,629,935)

NET ASSETS - 100.0%		$528,675,450

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	24.8%
Health Care	20.8%
Consumer Discretionary	18.1%
Industrials	17.6%
Financials	4.5%
Energy	3.9%
Materials	2.9%
Short-Term Investment	2.6%
Consumer Staples	2.2%
Telecommunication Services	1.6%
Utilities	1.3%

100.3%
Other Assets & Liabilities, Net	(0.3%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$516,637,663	$516,637,663	$-	$-
	Short-Term Investment	13,667,722	-	13,667,722	-

	Total	$530,305,385	$516,637,663	$13,667,722	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Energy - 0.0%

Other Securities		$48

Total Rights
(Cost $0)		48

COMMON STOCKS - 98.5%

Consumer Discretionary - 13.5%

Deckers Outdoor Corp *	5,620	802,929
Polaris Industries Inc	13,517	738,299
The Warnaco Group Inc *	19,300	697,502
Other Securities		53,572,225

		55,810,955

Consumer Staples - 3.2%

Casey’s General Stores Inc	22,161	773,419
Other Securities		12,500,003

		13,273,422

Energy - 5.3%

Brigham Exploration Co *	50,844	781,981
Other Securities		21,171,628

		21,953,609

Financials - 21.1%

Alterra Capital Holdings Ltd (Bermuda)	41,462	778,656
American Capital Ltd *	147,691	711,871
Apollo Investment Corp	85,474	797,472
BioMed Realty Trust Inc REIT	48,999	788,394
CBL & Associates Properties Inc REIT	59,951	745,790
Entertainment Properties Trust REIT	19,996	761,248
FirstMerit Corp	46,337	793,753
Highwoods Properties Inc REIT	30,477	846,041
Home Properties Inc REIT	16,817	757,942
MFA Financial Inc REIT	118,146	874,280
National Retail Properties Inc REIT	35,373	758,397
Omega Healthcare Investors Inc REIT	39,613	789,487
Platinum Underwriters Holdings Ltd (Bermuda)	19,252	698,655
ProAssurance Corp *	13,949	791,745
SVB Financial Group *	17,979	741,274
Tanger Factory Outlet Centers Inc REIT	17,225	712,770
Washington REIT	25,956	716,126
Other Securities		74,246,831

		87,310,732

Health Care - 13.6%

American Medical Systems Holdings Inc *	32,567	720,382
AMERIGROUP Corp *	22,238	722,290
ev3 Inc *	36,108	809,180
HealthSouth Corp *	41,373	774,089
Owens & Minor Inc	27,105	769,240
Psychiatric Solutions Inc *	24,633	805,992
Salix Pharmaceuticals Ltd *	24,907	972,120
STERIS Corp	25,436	790,551
Other Securities		49,724,412

		56,088,256

Industrials - 15.2%

Alaska Air Group Inc *	15,506	696,995
Baldor Electric Co	20,320	733,146
CLARCOR Inc	21,748	772,489
GrafTech International Ltd *	52,200	763,164
Nordson Corp	14,823	831,274
Other Securities		58,831,990

		62,629,058

Information Technology - 17.7%

ADTRAN Inc	26,854	732,309
Concur Technologies Inc *	17,473	745,748
CyberSource Corp *	30,857	787,779
GSI Commerce Inc *	26,945	776,016
Jack Henry & Associates Inc	36,924	881,745
Netlogic Microsystems Inc *	27,231	740,683
Parametric Technology Corp *	50,289	788,029
Rackspace Hosting Inc *	42,031	770,849
Riverbed Technology Inc *	27,426	757,506
TIBCO Software Inc *	71,955	867,777
VeriFone Holdings Inc *	37,204	704,272
Other Securities		64,636,219

		73,188,932

Materials - 4.7%

Rock-Tenn Co ‘A’	16,738	831,376
Other Securities		18,757,764

		19,589,140

Telecommunication Services - 1.0%

Other Securities		4,102,204

Utilities - 3.2%

Nicor Inc	19,112	774,036
Piedmont Natural Gas Co Inc	30,503	771,726
WGL Holdings Inc	21,531	732,700
Other Securities		10,865,721

		13,144,183

Total Common Stocks
(Cost $502,346,516)		407,090,491

CLOSED-END MUTUAL FUND - 0.0%

Other Security		72,088

Total Closed-End Mutual Fund
(Cost $103,099)		72,088

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $10,360,494; collateralized by U.S. Treasury Notes: 0.875% due 01/31/11 and value $10,568,675)	$10,360,494	$10,360,494

Total Short-Term Investment
(Cost $10,360,494)		10,360,494

TOTAL INVESTMENTS - 101.0%
(Cost $512,810,109)		417,523,121

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(3,936,663)

NET ASSETS - 100.0%		$413,586,458

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	21.1%
Information Technology	17.7%
Industrials	15.2%
Health Care	13.6%
Consumer Discretionary	13.5%
Energy	5.3%
Materials	4.7%
Consumer Staples	3.2%
Utilities	3.2%
Short-Term Investment	2.5%
Telecommunication Services	1.0%
Closed-End Mutual Fund	0.0%

101.0%
Other Assets & Liabilities, Net	(1.0%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(d)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Russell 2000 Mini (09/10)	108	$6,973,942	($409,702)

(e)	As of June 30, 2010, $654,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(f)	Other Securities represent securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2010.

(g)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(h)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$48	$-	$48	$-
	Common Stocks (1)	407,090,491	407,090,491	-	-
	Closed-End Mutual Fund	72,088	72,088	-	-
	Short-Term Investment	10,360,494	-	10,360,494	-

		417,523,121	407,162,579	10,360,542	-

Liabilities	Equity Derivatives (2)	(409,702)	(409,702)	-	-

	Total	$417,113,419	$406,752,877	$10,360,542	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Consumer Discretionary - 8.3%

Aaron’s Inc	297,000	$5,069,790
Dover Downs Gaming & Entertainment Inc	60,400	174,556
Hillenbrand Inc	106,500	2,278,035
International Speedway Corp ‘A’	138,600	3,570,336
PetMed Express Inc	89,600	1,594,880
Phillips-Van Heusen Corp	113,100	5,233,137
RadioShack Corp	262,900	5,129,179
Sturm Ruger & Co Inc	99,500	1,425,835
The Buckle Inc	189,200	6,133,864
UniFirst Corp	34,800	1,531,896
Weight Watchers International Inc	199,000	5,112,310
Wolverine World Wide Inc	204,000	5,144,880

		42,398,698

Consumer Staples - 9.3%

Cal-Maine Foods Inc	97,500	3,113,175
Casey’s General Stores Inc	147,600	5,151,240
Cia Cervecerias Unidas SA ADR (Chile)	43,400	1,870,106
Corn Products International Inc	193,800	5,872,140
Del Monte Foods Co	505,200	7,269,828
Embotelladora Andina SA ‘B’ ADR (Chile)	154,200	3,447,912
Ruddick Corp	162,800	5,045,172
Sanderson Farms Inc	15,900	806,766
The Andersons Inc	50,480	1,645,143
The J.M. Smucker Co	41,900	2,523,218
Universal Corp	117,500	4,662,400
Vector Group Ltd	123,500	2,077,270
WD-40 Co	75,100	2,508,340
Weis Markets Inc	48,500	1,596,135

		47,588,845

Energy - 15.7%

Alliance Resource Partners LP	37,900	1,704,363
Berry Petroleum Co ‘A’	188,700	4,853,364
Buckeye Partners LP	85,700	5,059,728
Cimarex Energy Co	100,800	7,215,264
El Paso Pipeline Partners LP	99,100	2,841,197
EXCO Resources Inc	337,300	4,927,953
Frontline Ltd (Bermuda)	174,900	4,991,646
Holly Corp	233,500	6,206,430
Linn Energy LLC	257,700	6,841,935
Magellan Midstream Partners LP	126,000	5,890,500
NuStar Energy LP	83,000	4,763,370
Ship Finance International Ltd (Bermuda)	146,000	2,610,480
Southern Union Co	246,900	5,397,234
Sunoco Logistics Partners LP	35,600	2,563,200
TC Pipelines LP	33,700	1,380,352
Tidewater Inc	120,000	4,646,400
TransMontaigne Partners LP	36,100	1,095,635
Tsakos Energy Navigation Ltd (Bermuda)	98,400	1,394,328
World Fuel Services Corp	224,100	5,813,154

		80,196,533

Financials - 15.2%

Advance America Cash Advance Centers Inc	332,300	1,372,399
American Equity Investment Life Holding Co	140,100	1,445,832
American Financial Group Inc	233,600	6,381,952
American Physicians Capital Inc	43,200	1,332,720
Bank of Hawaii Corp	130,200	6,295,170
Cash America International Inc	143,600	4,921,172
Chimera Investment Corp REIT	1,424,500	5,142,445
CreXus Investment Corp REIT	80,400	999,372
Cullen/Frost Bankers Inc	106,700	5,484,380
Delphi Financial Group Inc ‘A’	196,800	4,803,888
Equity One Inc REIT	174,600	2,723,760
Federated Investors Inc ‘B’	223,800	4,634,898
Franklin Street Properties Corp REIT	267,700	3,161,537
Healthcare Realty Trust Inc REIT	209,600	4,604,912
HRPT Properties Trust REIT	409,600	2,543,616
Infinity Property & Casualty Corp	62,600	2,890,868
Nationwide Health Properties Inc REIT	150,500	5,383,385
PS Business Parks Inc REIT	63,700	3,553,186
Raymond James Financial Inc	150,200	3,708,438
RLI Corp	62,700	3,292,377
Sovran Self Storage Inc REIT	76,500	2,633,895

		77,310,202

Health Care - 7.3%

Invacare Corp	120,100	2,490,874
Owens & Minor Inc	203,700	5,781,006
PerkinElmer Inc	285,600	5,903,352
STERIS Corp	187,700	5,833,716
Teleflex Inc	107,700	5,845,956
The Cooper Cos Inc	174,200	6,931,418
West Pharmaceutical Services Inc	120,000	4,378,800

		37,165,122

Industrials - 11.6%

Acuity Brands Inc	91,700	3,336,046
Applied Industrial Technologies Inc	89,000	2,253,480
Baltic Trading Ltd *	53,000	602,610
Barnes Group Inc	193,800	3,176,382
Belden Inc	163,400	3,594,800
Bucyrus International Inc	106,000	5,029,700
Crane Co	181,600	5,486,136
Cubic Corp	47,700	1,735,326
Curtiss-Wright Corp	150,300	4,364,712
Elbit Systems Ltd (Israel)	14,900	748,725
Ennis Inc	203,400	3,053,034
Harsco Corp	179,600	4,220,600
KBR Inc	273,600	5,565,024
SkyWest Inc	187,500	2,291,250
The Brink’s Co	175,600	3,341,668
Tomkins PLC ADR (United Kingdom)	38,800	517,204
Triumph Group Inc	66,900	4,457,547
Valmont Industries Inc	75,000	5,449,500

		59,223,744

Information Technology - 2.2%

Diebold Inc	188,400	5,133,900
Himax Technologies Inc ADR * (Cayman)	189,600	551,736
Jabil Circuit Inc	408,100	5,427,730

		11,113,366

Materials - 12.6%

AMCOL International Corp	72,200	1,696,700
Bemis Co Inc	205,700	5,553,900
CF Industries Holdings Inc	20,470	1,298,821
Compass Minerals International Inc	85,900	6,037,052
IAMGOLD Corp (NYSE) (Canada)	399,500	7,063,160
Innophos Holdings Inc	83,000	2,164,640
International Flavors & Fragrances Inc	143,100	6,070,302
Methanex Corp (NASDAQ) (Canada)	167,000	3,288,230
Royal Gold Inc	151,500	7,272,000
RPM International Inc	312,300	5,571,432
Sensient Technologies Corp	187,100	4,851,503
Sonoco Products Co	196,400	5,986,272
The Lubrizol Corp	88,900	7,139,559

		63,993,571

Telecommunication Services - 0.1%

Partner Communications Co Ltd ADR (Israel)	43,400	662,284

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

Utilities - 14.1%

AGL Resources Inc	148,600	$5,322,852
American Water Works Co Inc	267,200	5,504,320
AmeriGas Partners LP	30,000	1,240,800
Atmos Energy Corp	199,800	5,402,592
Avista Corp	142,700	2,786,931
Cleco Corp	206,700	5,458,947
Energen Corp	127,600	5,656,508
National Fuel Gas Co	131,600	6,037,808
OGE Energy Corp	173,100	6,328,536
Southwest Gas Corp	127,300	3,755,350
Suburban Propane Partners LP	63,400	2,967,120
UGI Corp	217,500	5,533,200
Vectren Corp	192,800	4,561,648
Westar Energy Inc	270,600	5,847,666
WGL Holdings Inc	153,600	5,227,008

		71,631,286

Total Common Stocks
(Cost $436,693,511)		491,283,651

CLOSED-END MUTUAL FUND - 1.2%

Central Fund of Canada Ltd ‘A’ (Canada)	411,700	6,204,319

Total Closed-End Mutual Fund
(Cost $4,975,984)		6,204,319

	Principal
	Amount	Value

SHORT-TERM INVESTMENT - 2.4%

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $11,932,460; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $12,175,638)	$11,932,460	11,932,460

Total Short-Term Investment
(Cost $11,932,460)		11,932,460

TOTAL INVESTMENTS - 100.0%
(Cost $453,601,955)		509,420,430

OTHER ASSETS & LIABILITIES, NET - 0.0%		202,146

NET ASSETS - 100.0%		$509,622,576

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Energy	15.7%
Financials	15.2%
Utilities	14.1%
Materials	12.6%
Industrials	11.6%
Consumer Staples	9.3%
Consumer Discretionary	8.3%
Health Care	7.3%
Short-Term Investment	2.4%
Information Technology	2.2%
Closed-End Mutual Fund	1.2%
Telecommunication Services	0.1%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$491,283,651	$491,283,651	$-	$-
	Closed-End Mutual Fund	6,204,319	6,204,319	-	-
	Short-Term Investment	11,932,460	-	11,932,460	-

	Total	$509,420,430	$497,487,970	$11,932,460	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
WARRANTS - 0.2%

Health Care - 0.2%

Akorn Inc Strike @ $5.40 Exp. 03/08/11 * ◊ Δ +	50,750	$1,903
Anadys Pharmaceuticals Inc Strike @ $2.75 Exp. 06/09/14 * ◊ Δ +	115,150	36,229
Ardea Biosciences Inc Strike @ $11.14 Exp. 12/19/13 * ◊ Δ +	12,024	125,208
ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 * ◊ Δ +	44,635	24
Cytori Therapeutics Inc Strike @ $6.25 Exp. 02/28/12 * ◊ Δ +	33,925	5,708
Cytori Therapeutics Inc Strike @ $8.50 Exp. 08/11/13 * ◊ Δ +	27,500	5,894

		174,966

Total Warrants
(Cost $11,832)		174,966

CONVERTIBLE PREFERRED STOCKS - 2.4%

Health Care - 2.4%

Mylan Inc 6.500%	2,030	2,157,870

Total Convertible Preferred Stocks
(Cost $1,838,036)		2,157,870

COMMON STOCKS - 92.8%

Consumer Staples - 1.7%

CVS Caremark Corp	51,192	1,500,949

Health Care - 91.1%

Achillion Pharmaceuticals Inc *	123,400	271,480
Alcon Inc (Switzerland)	10,700	1,585,633
Alexion Pharmaceuticals Inc *	82,592	4,227,885
Allergan Inc	4,275	249,062
Allos Therapeutics Inc *	442,600	2,713,138
Alphatec Holdings Inc *	35,200	163,328
AMAG Pharmaceuticals Inc *	94,700	3,252,945
AMERIGROUP Corp *	72,280	2,347,654
Anadys Pharmaceuticals Inc *	65,095	124,982
Ardea Biosciences Inc *	151,771	3,120,412
ARIAD Pharmaceuticals Inc *	661,800	1,866,276
ARYx Therapeutics Inc *	231,282	97,138
AVEO Pharmaceuticals Inc *	36,900	260,883
Baxter International Inc	29,000	1,178,560
BioMarin Pharmaceutical Inc *	217,559	4,124,919
Celgene Corp *	66,300	3,369,366
Centene Corp *	68,000	1,462,000
Corcept Therapeutics Inc *	211,650	660,348
Cytori Therapeutics Inc *	68,200	237,336
Dendreon Corp *	48,225	1,559,114
Elan Corp PLC ADR * (Ireland)	269,066	1,210,797
Express Scripts Inc *	14,400	677,088
Gilead Sciences Inc *	29,500	1,011,260
HeartWare International Inc *	5,900	413,413
Human Genome Sciences Inc *	97,087	2,199,991
Illumina Inc *	24,000	1,044,720
Impax Laboratories Inc *	176,356	3,361,345
Incyte Corp Ltd *	383,800	4,248,666
Inspire Pharmaceuticals Inc *	283,600	1,415,164
Intercell AG * (Austria)	33,200	617,881
Ironwood Pharmaceuticals Inc *	164,000	1,954,880
Life Technologies Corp *	9,700	458,325
LifePoint Hospitals Inc *	10,900	342,260
MAP Pharmaceuticals Inc *	103,421	1,356,884
Medco Health Solutions Inc *	31,600	1,740,528
Mylan Inc *	147,800	2,518,512
Novartis AG ADR (Switzerland)	18,800	908,416
NPS Pharmaceuticals Inc *	193,300	1,244,852
Pfizer Inc	95,100	1,356,126
Roche Holding AG ADR (Switzerland)	31,000	1,063,300
Salix Pharmaceuticals Ltd *	89,996	3,512,544
Shire PLC ADR (United Kingdom)	46,108	2,830,109
Sinopharm Group Co Ltd (China)	7,300	26,598
Targacept Inc *	42,400	819,592
Tengion Inc *	69,100	252,906
Teva Pharmaceutical Industries Ltd ADR (Israel)	19,800	1,029,402
The Medicines Co *	36,800	280,048
Thoratec Corp *	15,200	649,496
United Therapeutics Corp *	53,821	2,627,003
UnitedHealth Group Inc	67,400	1,914,160
Universal Health Services Inc ‘B’	26,923	1,027,113
Vertex Pharmaceuticals Inc *	83,400	2,743,860
ZymoGenetics Inc *	123,800	522,436

		80,252,134

Total Common Stocks
(Cost $70,038,264)		81,753,083

	Principal
	Amount

SHORT-TERM INVESTMENT - 4.9%

Repurchase Agreement - 4.9%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $4,295,050; collateralized by U.S. Treasury Notes: 0.875% due 01/31/11 and value $4,382,625)	$4,295,050	4,295,050

Total Short-Term Investment
(Cost $4,295,050)		4,295,050

TOTAL INVESTMENTS - 100.3%
(Cost $76,183,182)		88,380,969

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(266,421)

NET ASSETS - 100.0%		$88,114,548

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Health Care	93.7%
Short-Term Investment	4.9%
Consumer Staples	1.7%

100.3%
Other Assets & Liabilities, Net	(0.3%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(c)	Securities with a total aggregate value of $174,966 or 0.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees.

(d)	0.2% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	Restricted securities as of June 30, 2010 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Akorn Inc Warrants (Exp. 03/08/11) Acq. 03/08/06	$-	$1,903	0.0%
Anadys Pharmaceuticals Inc Warrants (Exp. 06/09/14) Acq. 06/04/09	-	36,229	0.0%
Ardea Biosciences Inc Warrants (Exp. 12/19/13) Acq. 12/19/08	1,503	125,208	0.2%
ARYx Therapeutics Inc Warrants (Exp. 11/13/13) Acq. 11/13/08	5,579	24	0.0%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12) Acq. 02/23/07	4,750	5,708	0.0%
Cytori Therapeutics Inc Warrants (Exp. 08/11/13) Acq. 08/11/08	-	5,894	0.0%

	$11,832	$174,966	0.2%

(f)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Warrants (1)	$174,966	$-	$174,966	$-
	Convertible Preferred Stocks (1)	2,157,870	2,157,870	-	-
	Common Stocks
	Consumer Staples	1,500,949	1,500,949	-	-
	Health Care	80,252,134	79,607,655	644,479	-

		81,753,083	81,108,604	644,479	-
	Short-Term Investment	4,295,050	-	4,295,050	-

	Total	$88,380,969	$83,266,474	$5,114,495	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 3.6%

Morgans Hotel Group Co *	128,193	$789,669
Starwood Hotels & Resorts Worldwide Inc	446,303	18,490,333

		19,280,002

Financials - 93.2%

Acadia Realty Trust REIT	312,123	5,249,909
AMB Property Corp REIT	330,605	7,838,645
Apartment Investment & Management Co ‘A’ REIT	137,550	2,664,344
AvalonBay Communities Inc REIT	241,940	22,589,938
BioMed Realty Trust Inc REIT	80,830	1,300,555
Boston Properties Inc REIT	411,105	29,328,231
BRE Properties Inc REIT	23,250	858,623
Brookfield Properties Corp (NYSE) (Canada)	874,305	12,275,242
Camden Property Trust REIT	284,096	11,605,322
Colony Financial Inc REIT	93,800	1,585,220
Cousins Properties Inc REIT	598,804	4,035,939
CreXus Investment Corp REIT	123,550	1,535,727
DCT Industrial Trust Inc REIT	888,210	4,014,709
DiamondRock Hospitality Co REIT *	3,605	29,633
Digital Realty Trust Inc REIT	52,180	3,009,742
Douglas Emmett Inc REIT	75,460	1,073,041
Duke Realty Corp REIT	164,970	1,872,410
Equity Lifestyle Properties Inc REIT	244,587	11,796,431
Equity One Inc REIT	2,200	34,320
Equity Residential REIT	1,179,782	49,126,122
Essex Property Trust Inc REIT	1,750	170,695
Extendicare REIT (Canada)	40,170	322,251
Federal Realty Investment Trust REIT	149,534	10,507,754
Forest City Enterprises Inc ‘A’ *	598,053	6,769,960
HCP Inc REIT	699,288	22,552,038
Healthcare Realty Trust Inc REIT	485,890	10,675,003
Host Hotels & Resorts Inc REIT	1,803,931	24,316,990
HRPT Properties Trust REIT	169,680	1,053,713
Hudson Pacific Properties Inc REIT *	163,240	2,815,890
Kilroy Realty Corp REIT	102,089	3,035,106
Kite Realty Group Trust REIT	151,260	632,267
Liberty Property Trust REIT	134,322	3,875,190
LTC Properties Inc REIT	53,220	1,291,649
Mack-Cali Realty Corp REIT	294,984	8,769,874
Nationwide Health Properties Inc REIT	112,740	4,032,710
Pebblebrook Hotel Trust REIT *	10,675	201,224
Plum Creek Timber Co Inc REIT	490,763	16,946,046
Post Properties Inc REIT	173,851	3,951,633
ProLogis REIT	74,480	754,482
PS Business Parks Inc REIT	74,857	4,175,523
Public Storage REIT	347,607	30,558,131
Rayonier Inc REIT	67,500	2,971,350
Regency Centers Corp REIT	661,579	22,758,318
Retail Opportunity Investments Corp	470,051	4,535,992
Senior Housing Properties Trust REIT	690,057	13,877,046
Simon Property Group Inc REIT	737,837	59,580,338
Sovran Self Storage Inc REIT	121,487	4,182,797
Starwood Property Trust Inc REIT	235,950	3,999,352
Taubman Centers Inc REIT	75,470	2,839,936
The Macerich Co REIT	146,345	5,461,595
Ventas Inc REIT	235,800	11,070,810
Vornado Realty Trust REIT	509,134	37,141,325

		497,651,091

Health Care - 1.5%

Assisted Living Concepts Inc ‘A’ *	222,069	6,571,022
Capital Senior Living Corp *	224,040	1,113,479

		7,684,501

Total Common Stocks
(Cost $468,336,357)		524,615,594

	Principal
	Amount

SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $9,757,763; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $9,954,100)	$9,757,763	9,757,763

Total Short-Term Investment
(Cost $9,757,763)		9,757,763

TOTAL INVESTMENTS - 100.1%
(Cost $478,094,120)		534,373,357

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(574,209)

NET ASSETS - 100.0%		$533,799,148

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified by property sector as a percentage of net assets as follows:

Specialized	26.8%
Retail	20.1%
Residential	19.2%
Diversified	10.1%
Office	9.3%
Real Estate Operating Companies	4.1%
Hotels, Resorts & Cruise Lines	3.6%
Industrial	2.4%
Health Care Facilities	1.4%
Mortgage	1.3%

98.3%
Short-Term Investment	1.8%
Other Assets & Liabilities, Net	(0.1%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
				Significant	Significant
		Total Value at	Level 1	Observable	Unobservable
		June 30, 2010	Quoted Price	Inputs	Inputs
Assets	Common Stocks (1)	$524,615,594	$524,615,594	$-	$-
	Short-Term Investment	9,757,763	-	9,757,763	-

	Total	$534,373,357	$524,615,594	$9,757,763	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.7%

Consumer Discretionary - 4.8%

Amazon.com Inc *	10,280	$1,123,193
Ctrip.com International Ltd ADR * (Cayman)	11,860	445,461
DIRECTV ‘A’ *	12,130	411,450
Netflix Inc *	13,520	1,468,948

		3,449,052

Health Care - 1.1%

Cerner Corp *	6,910	524,400
Omnicell Inc *	22,890	267,584

		791,984

Industrials - 0.4%

Global Defense Technology & Systems Inc *	19,899	254,110

Information Technology - 83.2%

Accenture PLC ‘A’ (Ireland)	19,810	765,657
Agilent Technologies Inc *	12,070	343,150
Akamai Technologies Inc *	42,690	1,731,933
Alliance Data Systems Corp *	8,300	494,016
Analog Devices Inc	65,548	1,826,167
ANSYS Inc *	24,280	985,040
Apple Inc *	38,768	9,751,315
Aruba Networks Inc *	65,390	931,154
ASML Holding NV ‘NY’ (Netherlands)	26,650	732,076
Autodesk Inc *	33,210	808,996
Baidu Inc ADR * (Cayman)	21,960	1,495,037
Blue Coat Systems Inc *	26,180	534,857
Broadcom Corp ‘A’	21,710	715,779
Canon Inc ADR (Japan)	9,330	348,102
Check Point Software Technologies Ltd * (Israel)	36,240	1,068,355
Cisco Systems Inc *	16,640	354,598
Citrix Systems Inc *	18,010	760,562
Cognizant Technology Solutions Corp ‘A’ *	28,960	1,449,738
CommScope Inc *	20,520	487,760
Concur Technologies Inc *	19,600	836,528
Corning Inc	21,350	344,803
Cree Inc *	17,440	1,046,923
Dell Inc *	58,440	704,786
Disco Corp (Japan)	10,821	684,579
eBay Inc *	17,320	339,645
EMC Corp *	40,440	740,052
F5 Networks Inc *	33,680	2,309,438
Finisar Corp *	34,633	516,032
Google Inc ‘A’ *	2,370	1,054,532
GSI Commerce Inc *	19,020	547,776
Infosys Technologies Ltd ADR (India)	14,580	873,488
Intel Corp	75,590	1,470,225
KLA-Tencor Corp	13,080	364,670
Lam Research Corp *	9,190	349,771
LG Display Co Ltd ADR (South Korea)	22,290	358,869
Marvell Technology Group Ltd * (Bermuda)	61,387	967,459
Micron Technology Inc *	81,990	696,095
Microsoft Corp	42,790	984,598
National Semiconductor Corp	53,320	717,687
NetApp Inc *	21,230	792,091
Nuance Communications Inc *	52,100	778,895
OpenTable Inc *	23,770	985,742
Pegasystems Inc	12,550	402,981
Polycom Inc *	28,110	837,397
QUALCOMM Inc	15,920	522,813
Red Hat Inc *	58,120	1,681,993
Rovi Corp *	56,121	2,127,547
salesforce.com inc *	15,470	1,327,635
SanDisk Corp *	34,890	1,467,822
Seagate Technology * (Cayman)	26,620	347,125
Silicon Laboratories Inc *	14,230	577,169
Sourcefire Inc *	19,222	365,218
SuccessFactors Inc *	32,336	672,265
Teradata Corp *	24,500	746,760
TIBCO Software Inc *	39,577	477,299
Veeco Instruments Inc *	12,700	435,356
VeriSign Inc *	32,210	855,176
Visa Inc ‘A’	19,660	1,390,945
VMware Inc ‘A’ *	18,690	1,169,807

		59,454,284

Materials - 0.6%

STR Holdings Inc *	20,900	392,920

Telecommunication Services - 1.6%

NII Holdings Inc *	10,680	347,314
SBA Communications Corp ‘A’ *	22,720	772,707

		1,120,021

Total Common Stocks
(Cost $61,066,976)		65,462,371

	Principal
	Amount

SHORT-TERM INVESTMENT - 5.8%

Repurchase Agreement - 5.8%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $4,164,395; collateralized by U.S. Treasury Notes: 0.875% due 01/31/11 and value $4,251,650)	$4,164,395	4,164,395

Total Short-Term Investment
(Cost $4,164,395)		4,164,395

TOTAL INVESTMENTS - 97.5%
(Cost $65,231,371)		69,626,766

OTHER ASSETS & LIABILITIES, NET - 2.5%		1,801,612

NET ASSETS - 100.0%		$71,428,378

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	83.2%
Short-Term Investment	5.8%
Consumer Discretionary	4.8%
Telecommunication Services	1.6%
Health Care	1.1%
Materials	0.6%
Industrials	0.4%

97.5%
Other Assets & Liabilities, Net	2.5%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$3,449,052	$3,449,052	$-	$-
	Health Care	791,984	791,984	-	-
	Industrials	254,110	254,110	-	-
	Information Technology	59,454,284	58,769,705	684,579	-
	Materials	392,920	392,920	-	-
	Telecommunication Services	1,120,021	1,120,021	-	-

		65,462,371	64,777,792	684,579	-
	Short-Term Investment	4,164,395	-	4,164,395	-

	Total	$69,626,766	$64,777,792	$4,848,974	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 7.2%

Brazil - 7.2%

Anhanguera Educacional Participacoes SA	46,000	$695,479
Cia de Bebidas das Americas ADR	122,830	12,407,058
Lojas Americanas SA	2,909,028	21,080,380
Net Servicos de Comunicacao SA *	176,939	1,666,462
Petroleo Brasileiro SA ADR	1,497,600	44,628,480
Vale SA ADR	1,108,180	23,293,944

		103,771,803

Total Preferred Stocks
(Cost $96,209,617)		103,771,803

COMMON STOCKS - 90.5%

Bermuda - 1.0%

Credicorp Ltd	94,083	8,551,204
Dairy Farm International Holdings Ltd	840,000	5,846,400

		14,397,604

Brazil - 7.1%

B2W Cia Global do Varejo	493,000	8,215,756
BM&F BOVESPA SA	1,903,443	12,232,653
Cyrela Brazil Realty SA Empreendimentos e Paricipacoes	891,400	9,635,022
Diagnosticos da America SA	1,106,840	10,418,400
Embraer-Empresa Brasileira de Aeronautica SA ADR	601,613	12,603,792
Estacio Participacoes SA	145,500	1,620,249
MRV Engenharia e Participacoes SA	1,061,000	7,471,086
Multiplan Empreendimentos Imobiliarios SA	347,000	6,345,967
Natura Cosmeticos SA	1,557,150	34,507,479

		103,050,404

Canada - 1.1%

Niko Resources Ltd	78,900	7,338,207
Pacific Rubiales Energy Corp *	394,800	8,848,742

		16,186,949

Cayman - 2.0%

Baidu Inc ADR *	146,800	9,994,144
Ctrip.com International Ltd ADR *	190,000	7,136,400
Mindray Medical International Ltd ADR	24,400	766,648
Tencent Holdings Ltd	428,400	7,097,408
Tingyi Holding Corp	1,476,000	3,615,021

		28,609,621

Chile - 1.6%

Banco Santander Chile SA	63,579,210	4,122,955
Cencosud SA	3,757,238	16,995,473
Sociedad Quimica y Minera de Chile SA ADR	50,800	1,656,588

		22,775,016

China - 1.8%

China Shenhua Energy Co Ltd ‘H’	2,127,500	7,675,387
PetroChina Co Ltd ‘H’	11,378,000	12,556,104
Shanghai Zhenhua Heavy Industry Co Ltd ‘B’ *	5,269,959	2,244,728
Travelsky Technology Ltd ‘H’	3,798,000	3,140,237
Wumart Stores Inc ‘H’	565,000	1,007,675

		26,624,131

Colombia - 1.1%

Almacenes Exito SA GDR ~	608,900	5,652,662
BanColombia SA ADR	213,800	10,717,794

		16,370,456

Denmark - 1.0%

Carlsberg AS ‘B’	182,700	13,923,378

Egypt - 1.7%

Commercial International Bank SAE	1,303,305	15,189,735
Eastern Tobacco SAE	138,798	3,006,798
Egyptian Financial Group-Hermes Holding	1,290,381	6,555,901

		24,752,434

France - 0.5%

CFAO SA	285,626	7,681,398

Hong Kong - 9.4%

China Mobile Ltd	2,344,000	23,219,837
China Resources Enterprise Ltd	4,750,000	17,456,643
CNOOC Ltd	19,879,000	33,686,867
Hang Lung Group Ltd	1,166,000	6,209,485
Hang Lung Properties Ltd	6,070,000	23,332,923
Hong Kong Exchanges & Clearing Ltd	1,869,000	29,197,360
Television Broadcasts Ltd	847,450	3,935,162

		137,038,277

India - 14.3%

Asian Paints Ltd	42,265	2,081,565
Colgate-Palmolive India Ltd	234,400	4,214,935
Divi’s Laboratories Ltd *	510,842	8,407,559
HDFC Bank Ltd ADR	252,842	36,148,821
Hindustan Unilever Ltd	3,521,353	20,277,814
Housing Development Finance Corp	384,660	24,328,070
ICICI Bank Ltd ADR	354,600	12,815,244
Infosys Technologies Ltd	1,034,520	61,700,556
Sun Pharmaceutical Industries Ltd	153,100	5,908,736
Tata Consultancy Services Ltd	875,026	14,060,083
Zee Entertainment Enterprises Ltd	2,623,212	17,259,510

		207,202,893

Indonesia - 3.1%

P.T. Astra International Tbk	2,570,270	13,579,989
P.T. Bank Central Asia Tbk	13,123,400	8,538,745
P.T. Telekomunikasi Indonesia Tbk	17,826,353	15,109,854
P.T. Unilever Indonesia Tbk	4,631,500	8,636,307

		45,864,895

Kenya - 0.1%

East African Breweries Ltd	608,663	1,355,066

Luxembourg - 1.1%

Oriflame Cosmetics SA SDR	30,100	1,563,234
Tenaris SA ADR	435,700	15,079,577

		16,642,811

Mexico - 9.0%

America Movil SAB de CV ‘L’ ADR	1,061,030	50,398,925
Bolsa Mexicana de Valores SAB de CV	217,733	342,095
Corporacion GEO SAB de CV ‘B’ *	1,785,060	4,763,178
Fomento Economico Mexicano SAB de CV	3,721,400	16,116,509
Fomento Economico Mexicano SAB de CV ADR	256,530	11,069,270
Grupo Modelo SAB de CV ‘C’	2,908,200	14,364,424
Grupo Televisa SA ADR	796,400	13,865,324
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	3,041,600	3,530,058
SARE Holding SAB de CV ‘B’ *	5,566,339	1,192,198
Wal-Mart de Mexico SAB de CV ‘V’	6,773,966	15,006,060

		130,648,041

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Nigeria - 0.3%

Nigerian Breweries PLC	9,085,228	$3,821,497

Norway - 0.3%

DNO International ASA *	4,096,720	4,479,759

Philippines - 3.0%

Jollibee Foods Corp	3,834,388	5,759,451
Philippine Long Distance Telephone Co	135,430	6,925,169
SM Investments Corp	784,660	7,011,709
SM Prime Holdings Inc	103,706,520	24,024,793

		43,721,122

Russia - 3.7%

Magnit OJSC	449,176	29,879,539
NovaTek OAO GDR (LI)	173,200	12,345,331
NovaTek OAO GDR (OTC) ~ Δ	162,866	11,608,754

		53,833,624

South Africa - 5.4%

Anglo Platinum Ltd *	163,204	15,397,039
Impala Platinum Holdings Ltd	1,153,925	26,856,518
JSE Ltd	89,698	766,200
MTN Group Ltd	1,197,500	15,693,407
Standard Bank Group Ltd	1,468,118	19,468,839

		78,182,003

South Korea - 4.5%

MegaStudy Co Ltd	57,531	7,601,525
NHN Corp *	264,832	39,388,214
Shinsegae Co Ltd	41,722	18,026,986

		65,016,725

Taiwan - 7.1%

Epistar Corp	6,152,500	15,885,721
HTC Corp	946,750	12,572,938
MediaTek Inc	2,719,864	37,963,234
Synnex Technology International Corp	2,492,502	5,394,387
Taiwan Semiconductor Manufacturing Co Ltd	16,695,376	31,204,370

		103,020,650

Thailand - 0.2%

Siam Commercial Bank PCL	1,180,300	2,935,674

Turkey - 2.6%

Anadolu Efes Biracilik Ve Malt Sanayii AS	394,388	4,603,419
BIM Birlesik Magazalar AS	322,466	8,937,337
Enka Insaat ve Sanayi AS	4,160,748	14,218,078
Haci Omer Sabanci Holding AS	1,866,974	7,493,442
Yapi ve Kredi Bankasi AS *	759,758	2,055,801

		37,308,077

United Arab Emirates - 0.7%

DP World Ltd	22,547,400	9,881,308

United Kingdom - 6.2%

Anglo American PLC *	805,570	28,070,238
Antofagasta PLC	56,490	657,241
Cairn Energy PLC *	2,060,160	12,656,410
SABMiller PLC	1,232,310	34,554,589
Tullow Oil PLC	989,260	14,715,546

		90,654,024

United States - 0.6%

Sohu.com Inc *	232,200	9,541,098

Total Common Stocks
(Cost $1,008,757,867)		1,315,518,935

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

UBS AG (for Vietnam Dairy Products) Exp. 02/10/12 * Δ	425,370	1,997,061

Total Equity-Linked Structured Securities
(Cost $1,981,341)		1,997,061

	Principal
	Amount

SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $30,829,622; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $31,449,113)	$30,829,622	30,829,622

Total Short-Term Investment
(Cost $30,829,622)		30,829,622

TOTAL INVESTMENTS - 99.9%
(Cost $1,137,778,447)		1,452,117,421

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,060,082

NET ASSETS - 100.0%		$1,453,177,503

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	21.1%
Financials	18.1%
Information Technology	17.1%
Energy	12.8%
Consumer Discretionary	9.2%
Telecommunication Services	7.7%
Materials	6.7%
Industrials	3.4%
Short-Term Investment	2.1%
Health Care	1.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(b)	As of June 30, 2010, the portfolio was diversified by geographical region as a percentage of net assets as follows:

India	14.3%
Brazil	14.3%
Hong Kong	9.4%
Mexico	9.0%
Taiwan	7.1%
United Kingdom	6.2%
South Africa	5.4%
South Korea	4.5%
Russia	3.7%
Indonesia	3.1%
Philippines	3.0%
United States	2.7%
Turkey	2.6%
Cayman	2.0%
China	1.8%
Egypt	1.7%
Chile	1.6%
Luxembourg	1.1%
Colombia	1.1%
Canada	1.1%
Bermuda	1.0%
Denmark	1.0%
United Arab Emirates	0.7%
France	0.5%
Norway	0.3%
Nigeria	0.3%
Thailand	0.2%
Vietnam	0.1%
Kenya	0.1%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	0.9% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$103,771,803	$103,771,803	$-	$-
	Common Stocks
	Bermuda	14,397,604	14,397,604	-	-
	Brazil	103,050,404	103,050,404	-	-
	Canada	16,186,949	16,186,949	-	-
	Cayman	28,609,621	17,897,192	10,712,429	-
	Chile	22,775,016	22,775,016	-	-
	China	26,624,131	-	26,624,131	-
	Colombia	16,370,456	10,717,794	5,652,662	-
	Denmark	13,923,378	-	13,923,378	-
	Egypt	24,752,434	-	24,752,434	-
	France	7,681,398	-	7,681,398	-
	Hong Kong	137,038,277	-	137,038,277	-
	India	207,202,893	48,964,065	158,238,828	-
	Indonesia	45,864,895	-	45,864,895	-
	Kenya	1,355,066	1,355,066	-	-
	Luxembourg	16,642,811	15,079,577	1,563,234	-
	Mexico	130,648,041	130,648,041	-	-
	Nigeria	3,821,497	3,821,497	-	-
	Norway	4,479,759	-	4,479,759	-
	Philippines	43,721,122	-	43,721,122	-
	Russia	53,833,624	-	53,833,624	-
	South Africa	78,182,003	-	78,182,003	-
	South Korea	65,016,725	-	65,016,725	-
	Taiwan	103,020,650	-	103,020,650	-
	Thailand	2,935,674	-	2,935,674	-
	Turkey	37,308,077	-	37,308,077	-
	United Arab Emirates	9,881,308	-	9,881,308	-
	United Kingdom	90,654,024	-	90,654,024	-
	United States	9,541,098	9,541,098	-	-

		1,315,518,935	394,434,303	921,084,632	-

	Equity-Linked Structured Securities	1,997,061	-	1,997,061	-
	Short-Term Investment	30,829,622	-	30,829,622	-

	Total	$1,452,117,421	$498,206,106	$953,911,315	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) for the period ending June 30, 2010:

Change in Net
Unrealized
Appreciation
(Depreciation) on
				Total Change			Level 3 Holdings
	Value,	Net	Total Net	in Net	Transfers		Held at the End of
	Beginning	Purchases	Realized	Unrealized	In and/or	Value,	Period, if
	of Period	(Sales)	Gains	Depreciation	Out of Level 3	End of Period	Applicable
Common Stock
Russia	$15,772,846	($5,739,673)	$3,112,742	($1,537,161)	($11,608,754)	$-	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Austria - 0.4%

Erste Group Bank AG	281,688	$8,937,457

Bermuda - 1.8%

Esprit Holdings Ltd	3,478,700	18,729,365
Li & Fung Ltd	4,501,200	20,195,548

		38,924,913

Brazil - 0.5%

Banco Santander Brasil SA ADR	1,085,334	11,211,500

Canada - 2.9%

Canadian National Railway Co (NYSE)	1,072,054	61,514,459

Czech Republic - 0.6%

Komercni Banka AS	73,658	11,793,570

France - 14.9%

Air Liquide SA	403,322	40,730,075
AXA SA	1,235,289	18,871,613
Danone SA	579,247	31,053,519
GDF Suez	425,801	12,114,283
Legrand SA	623,226	18,473,083
LVMH Moet Hennessy Louis Vuitton SA	652,941	71,067,960
Pernod-Ricard SA	407,877	31,637,011
Schneider Electric SA	609,425	61,551,889
Total SA	662,186	29,559,175

		315,058,608

Germany - 11.3%

Bayer AG	596,414	33,328,451
Beiersdorf AG	646,025	35,679,965
Deutsche Boerse AG	477,689	29,021,256
E.ON AG	544,468	14,639,761
Linde AG	699,700	73,573,214
MAN SE	147,109	12,127,951
Merck KGaA	311,252	22,833,058
SAP AG	397,730	17,685,945

		238,889,601

Hong Kong - 0.8%

CNOOC Ltd	9,956,000	16,871,394

India - 3.0%

ICICI Bank Ltd ADR	645,621	23,332,743
Infosys Technologies Ltd ADR	662,501	39,690,435

		63,023,178

Japan - 11.1%

Aeon Credit Service Co Ltd	846,300	7,537,251
Canon Inc	918,100	34,217,080
FANUC Ltd	230,300	26,006,062
Hirose Electric Co Ltd	89,100	8,160,079
HOYA Corp	1,828,500	38,906,194
INPEX Corp	5,912	32,790,980
Konica Minolta Holdings Inc	1,237,000	11,900,275
Lawson Inc	624,200	27,301,141
Nomura Holdings Inc	2,182,800	11,925,688
Shin-Etsu Chemical Co Ltd	687,600	31,970,091
Tokyo Electron Ltd	71,800	3,867,660

		234,582,501

Mexico - 0.4%

America Movil SAB de CV ‘L’ ADR	155,466	7,384,635

Netherlands - 9.7%

Akzo Nobel NV	637,729	33,145,927
Heineken NV	1,445,197	61,257,952
ING Groep NV CVA *	4,129,004	30,556,736
Randstad Holding NV *	491,746	19,323,245
TNT NV	1,034,004	26,043,560
Wolters Kluwer NV	1,758,876	33,729,942

		204,057,362

Singapore - 1.2%

Singapore Telecommunications Ltd	11,191,680	24,195,432
Singapore Telecommunications Ltd Board Lot 10	393,000	844,301

		25,039,733

South Africa - 0.7%

MTN Group Ltd	1,171,970	15,358,833

South Korea - 1.5%

Samsung Electronics Co Ltd	49,178	30,845,123

Spain - 0.8%

Banco Santander SA	829,584	8,699,166
Red Electrica Corp SA	207,552	7,431,383

		16,130,549

Sweden - 0.7%

Svenska Cellulosa AB ‘B’	1,343,581	15,802,307

Switzerland - 15.5%

Actelion Ltd *	254,101	9,514,015
Cie Financiere Richemont SA ‘A’	858,582	29,975,050
Givaudan SA	36,465	30,970,912
Julius Baer Group Ltd	1,216,958	34,698,618
Nestle SA	2,065,999	99,620,061
Roche Holding AG	614,598	84,594,272
Sonova Holding AG	102,423	12,569,094
Swiss Reinsurance Co Ltd	342,024	14,053,162
UBS AG (XVTX) *	786,894	10,424,619

		326,419,803

Taiwan - 1.2%

Taiwan Semiconductor Manufacturing Co Ltd ADR	2,607,028	25,444,593

United Kingdom - 17.2%

Burberry Group PLC	1,733,384	19,576,161
Diageo PLC	3,149,501	49,472,095
Hays PLC	7,198,365	9,820,690
HSBC Holdings PLC (LI)	5,858,672	53,523,071
Ladbrokes PLC	3,456,861	6,532,444
Reckitt Benckiser Group PLC	1,409,450	65,559,670
Royal Dutch Shell PLC ‘A’ (LI)	1,215,880	30,684,021
Smiths Group PLC	1,533,250	24,410,616
Standard Chartered PLC	1,777,361	43,279,471
Tesco PLC	2,916,456	16,452,932
William Hill PLC	3,579,023	9,105,352
WPP PLC	3,681,149	34,678,197

		363,094,720

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
United States - 2.2%

Synthes Inc	403,727	$46,420,658

Total Common Stocks
(Cost $2,285,952,214)		2,076,805,497

	Principal
	Amount

SHORT-TERM INVESTMENTS - 1.4%

Commercial Paper - 1.4%

Citigroup Funding Inc 0.015% due 07/01/10	$27,335,000	27,335,000
HSBC USA Inc 0.101% due 07/01/10	2,983,000	2,983,000

		30,318,000

Repurchase Agreement - 0.0%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $229,382; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $236,763)	229,382	229,382

Total Short-Term Investments
(Cost $30,547,382)		30,547,382

TOTAL INVESTMENTS - 99.8%
(Cost $2,316,499,596)		2,107,352,879

OTHER ASSETS & LIABILITIES, NET - 0.2%		3,501,726

NET ASSETS - 100.0%		$2,110,854,605

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	19.8%
Financials	15.1%
Industrials	12.3%
Consumer Discretionary	11.5%
Materials	10.7%
Health Care	10.0%
Information Technology	9.9%
Energy	5.2%
Telecommunication Services	2.3%
Utilities	1.6%
Short-Term Investments	1.4%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	As of June 30, 2010, the portfolio was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	17.2%
Switzerland	15.5%
France	14.9%
Germany	11.3%
Japan	11.1%
Netherlands	9.7%
United States	3.6%
India	3.0%
Canada	2.9%
Bermuda	1.8%
South Korea	1.5%
Taiwan	1.2%
Singapore	1.2%
Spain	0.8%
Hong Kong	0.8%
Sweden	0.7%
South Africa	0.7%
Czech Republic	0.6%
Brazil	0.5%
Austria	0.4%
Mexico	0.4%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Austria	$8,937,457	$-	$8,937,457	$-
	Bermuda	38,924,913	-	38,924,913	-
	Brazil	11,211,500	11,211,500	-	-
	Canada	61,514,459	61,514,459	-	-
	Czech Republic	11,793,570	-	11,793,570	-
	France	315,058,608	-	315,058,608	-
	Germany	238,889,601	58,513,023	180,376,578	-
	Hong Kong	16,871,394	-	16,871,394	-
	India	63,023,178	63,023,178	-	-
	Japan	234,582,501	-	234,582,501	-
	Mexico	7,384,635	7,384,635	-	-
	Netherlands	204,057,362	-	204,057,362	-
	Singapore	25,039,733	-	25,039,733	-
	South Africa	15,358,833	-	15,358,833	-
	South Korea	30,845,123	-	30,845,123	-
	Spain	16,130,549	-	16,130,549	-
	Sweden	15,802,307	-	15,802,307	-
	Switzerland	326,419,803	-	326,419,803	-
	Taiwan	25,444,593	25,444,593	-	-
	United Kingdom	363,094,720	-	363,094,720	-
	United States	46,420,658	-	46,420,658	-

		2,076,805,497	227,091,388	1,849,714,109	-
	Short-Term Investments	30,547,382	-	30,547,382	-

	Total	$2,107,352,879	$227,091,388	$1,880,261,491	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Summary Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%

Germany - 0.3%

Other Security		$2,316,614

Total Preferred Stocks
(Cost $1,379,791)		2,316,614

COMMON STOCKS - 98.0%

Australia - 6.1%

Kingsgate Consolidated Ltd	597,049	4,701,370
Other Securities		42,615,796

		47,317,166

Austria - 0.7%

Andritz AG	101,655	5,670,360

Belgium - 0.7%

Telenet Group Holding NV *	137,001	3,594,344
Other Securities		1,909,919

		5,504,263

Bermuda - 2.8%

Catlin Group Ltd	990,252	5,183,779
Lancashire Holdings Ltd	502,142	3,722,371
Other Securities		12,844,503

		21,750,653

Canada - 10.1%

Cineplex Galaxy Income Fund	227,700	4,170,917
Corus Entertainment Inc ‘B’	280,200	4,943,080
Home Capital Group Inc	104,863	4,153,936
Keyera Facilities Income Fund	170,367	4,292,183
Pacific Rubiales Energy Corp *	313,600	7,028,788
TELUS Corp	102,000	3,848,894
Other Securities		49,588,593

		78,026,391

Cayman - 0.4%

Other Securities		2,697,338

Denmark - 1.1%

Other Securities		8,311,910

Finland - 1.9%

Kesko OYJ ‘B’	141,823	4,587,445
Other Securities		9,891,840

		14,479,285

France - 5.7%

Cie Generale des Etablissements Michelin ‘B’	64,700	4,507,788
Rhodia SA	222,615	3,688,436
SCOR SE	200,855	3,836,199
SEB SA	71,950	4,652,257
Zodiac Aerospace	80,131	3,880,257
Other Securities		23,712,361

		44,277,298

Germany - 5.7%

Bilfinger Berger AG	73,750	4,087,094
Hannover Rueckversicherung AG	127,484	5,463,379
Infineon Technologies AG *	1,175,459	6,814,611
MTU Aero Engines Holding AG	88,450	4,910,308
Other Securities		22,866,009

		44,141,401

Greece - 0.3%

Other Security		2,543,612

Hong Kong - 0.3%

Other Securities		2,126,366

Ireland - 1.1%

DCC PLC	234,637	5,311,288
Other Securities		3,481,215

		8,792,503

Italy - 3.1%

Amplifon SPA	942,979	4,340,975
Indesit Co SPA	371,175	4,165,445
Recordati SPA	732,901	5,145,507
Other Securities		10,119,750

		23,771,677

Japan - 22.4%

Calsonic Kansei Corp	1,264,000	3,709,669
Miraca Holdings Inc	151,500	4,534,691
Nippo Corp	505,000	3,756,540
Shinko Plantech Co Ltd	402,100	3,560,335
The Nishi-Nippon City Bank Ltd	1,417,000	4,058,125
The Okinawa Electric Power Co Inc	92,600	4,692,657
Other Securities		148,333,317

		172,645,334

Luxembourg - 0.4%

Other Security		2,940,954

Netherlands - 4.1%

Brit Insurance Holdings NV	319,475	4,303,664
CSM NV	174,257	5,175,161
Imtech NV	150,336	3,869,417
Ten Cate NV	218,938	4,781,555
Other Securities		13,605,230

		31,735,027

Norway - 0.4%

Other Securities		2,815,935

Singapore - 1.2%

Other Securities		9,315,769

South Korea - 3.8%

Other Securities		29,433,575

Spain - 1.5%

Other Securities		11,491,701

Sweden - 2.4%

Castellum AB	427,112	3,870,256
Other Securities		14,891,048

		18,761,304

Switzerland - 4.3%

Baloise-Holding AG	76,705	5,339,130
Clariant AG *	318,242	4,029,709
Givaudan SA	6,866	5,831,517

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Helvetia Holding AG	21,128	$5,545,128
Other Securities		12,065,481

		32,810,965

United Kingdom - 17.0%

Amlin PLC	880,386	5,067,024
Atkins WS PLC	445,071	4,507,355
Beazley PLC	2,962,101	4,984,772
Firstgroup PLC	985,636	5,350,200
IMI PLC	524,772	5,346,781
Mondi PLC	655,899	3,732,605
Next PLC	139,067	4,146,213
Persimmon PLC *	802,226	4,163,855
The Weir Group PLC	256,309	3,937,602
WH Smith PLC	579,614	3,533,942
Other Securities		86,591,755

		131,362,104

United States - 0.5%

Other Securities		3,868,136

Total Common Stocks
(Cost $758,909,428)		756,591,027

	Principal
	Amount

SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $10,101,288; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $10,306,725)	$10,101,288	10,101,288

Total Short-Term Investment
(Cost $10,101,288)		10,101,288

TOTAL INVESTMENTS - 99.6%
(Cost $770,390,507)		769,008,929

OTHER ASSETS & LIABILITIES, NET - 0.4%		3,115,735

NET ASSETS - 100.0%		$772,124,664

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Industrials	20.8%
Consumer Discretionary	18.3%
Financials	14.9%
Materials	13.5%
Information Technology	8.0%
Consumer Staples	6.4%
Health Care	6.2%
Energy	6.1%
Utilities	2.5%
Telecommunication Services	1.6%
Short-Term Investment	1.3%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	As of June 30, 2010, the portfolio was diversified by geographical region as a percentage of net assets as follows:

Japan	22.4%
United Kingdom	17.0%
Canada	10.1%
Australia	6.1%
Germany	6.0%
France	5.7%
Switzerland	4.3%
Netherlands	4.1%
South Korea	3.8%
Italy	3.1%
Bermuda	2.8%
Sweden	2.4%
Finland	1.9%
United States	1.8%
Spain	1.5%
Singapore	1.2%
Ireland	1.1%
Denmark	1.1%
Austria	0.7%
Belgium	0.7%
Luxembourg	0.4%
Norway	0.4%
Cayman	0.4%
Greece	0.3%
Hong Kong	0.3%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities including those listed under Other Securities, with a total aggregate value of $48,097 or less than 0.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees.

(e)	1.2% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(f)	Other Securities represent securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2010.

(g)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
				Significant	Significant
		Total Value at	Level 1	Observable	Unobservable
		June 30, 2010	Quoted Price	Inputs	Inputs
Assets	Preferred Stocks (1)	$2,316,614	$-	$2,316,614	$-
	Common Stocks
	Australia	47,317,166	-	47,269,069	48,097
	Austria	5,670,360	-	5,670,360	-
	Belgium	5,504,263	-	5,504,263	-
	Bermuda	21,750,653	-	21,750,653	-
	Canada	78,026,391	75,698,864	2,327,527	-
	Cayman	2,697,338	1,150,402	1,546,936	-
	Denmark	8,311,910	-	8,311,910	-
	Finland	14,479,285	-	14,479,285	-
	France	44,277,298	-	44,277,298	-
	Germany	44,141,401	-	44,141,401	-
	Greece	2,543,612	-	2,543,612	-
	Hong Kong	2,126,366	-	2,126,366	-
	Ireland	8,792,503	2,409,957	6,382,546	-
	Italy	23,771,677	-	23,771,677	-
	Japan	172,645,334	-	172,645,334	-
	Luxembourg	2,940,954	-	2,940,954	-
	Netherlands	31,735,027	-	31,735,027	-
	Norway	2,815,935	-	2,815,935	-
	Singapore	9,315,769	-	9,315,769	-
	South Korea	29,433,575	-	29,433,575	-
	Spain	11,491,701	-	11,491,701	-
	Sweden	18,761,304	-	18,761,304	-
	Switzerland	32,810,965	-	32,810,965	-
	United Kingdom	131,362,104	2,874,600	128,487,504	-
	United States	3,868,136	3,868,136	-	-

		756,591,027	86,001,959	670,540,971	48,097
	Short-Term Investment	10,101,288	-	10,101,288	-

	Total	$769,008,929	$86,001,959	$682,958,873	$48,097

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) for the period ending June 30, 2010:

Change in Net
Unrealized
				Total Change			Appreciation on
	Value,	Net	Total Net	in Net	Transfers		Level 3 Holdings
	Beginning	Purchases	Realized	Unrealized	In and/or	Value,	Held at the End of
	of Period	(Sales)	Gains (Losses)	Appreciation	Out of Level 3	End of Period	Period, if Applicable
Common Stocks
Australia	$25,103	$-	$-	$22,994	$-	$48,097	$22,994

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Iberdrola SA Exp. 07/05/10 *	659,282	$153,985

Total Rights
(Cost $152,298)		153,985

COMMON STOCKS - 98.0%

Australia - 5.8%

Amcor Ltd	690,979	3,682,637
Australia & New Zealand Banking Group Ltd	762,000	13,686,577
Bendigo and Adelaide Bank Ltd	726,800	4,953,769
BHP Billiton Ltd	212,200	6,601,447
Boral Ltd	1,604,600	6,427,475
Challenger Financial Services Group Ltd	1,231,300	3,590,263
Intoll Group	1,520,550	1,324,884
Lend Lease Group	646,000	3,933,931
Macquarie Group Ltd	200,700	6,168,814
MAp Group	4,160,991	9,325,508
National Australia Bank Ltd	907,321	17,542,361
Telstra Corp Ltd	1,807,200	4,925,968

		82,163,634

Austria - 0.6%

OMV AG	271,200	8,144,276

Belgium - 0.6%

KBC Groep NV *	214,500	8,221,832

Bermuda - 1.1%

Esprit Holdings Ltd	1,471,143	7,920,653
Noble Group Ltd	6,390,454	7,724,037

		15,644,690

Canada - 3.3%

Bombardier Inc ‘B’	789,300	3,588,570
EnCana Corp	251,800	7,625,787
Lundin Mining Corp *	1,655,800	4,681,751
National Bank of Canada	131,200	6,710,666
Nexen Inc	442,177	8,697,747
Penn West Energy Trust	411,006	7,837,511
Suncor Energy Inc (TSE)	245,600	7,228,076

		46,370,108

Denmark - 1.1%

Carlsberg AS ‘B’	97,421	7,424,354
Danske Bank AS *	461,900	8,888,072

		16,312,426

Finland - 1.2%

Cargotec OYJ ‘B’	128,000	3,339,549
Nokia OYJ	1,736,800	14,156,317

		17,495,866

France - 12.6%

Arkema SA	76,900	2,676,415
BNP Paribas	352,821	18,982,028
Bouygues SA	377,000	14,552,748
Cap Gemini SA	215,200	9,457,947
Casino Guichard-Perrachon SA	129,500	9,827,088
Cie de Saint-Gobain	218,600	8,146,022
Cie Generale de Geophysique-Veritas *	300,500	5,345,856
Electricite de France SA	220,500	8,389,274
France Telecom SA	765,800	13,282,729
Lagardere SCA	446,800	13,935,365
Renault SA *	160,600	5,953,022
Sanofi-Aventis SA	344,900	20,772,373
Societe Generale	256,983	10,574,570
Total SA	351,500	15,690,531
Vallourec SA	53,176	9,168,193
Vivendi SA	614,300	12,483,848

		179,238,009

Germany - 9.4%

Allianz SE	214,900	21,269,370
BASF SE	149,200	8,152,333
Bayer AG	288,500	16,121,785
Bayerische Motoren Werke AG	327,500	15,908,816
Deutsche Bank AG (XETR)	248,400	13,952,418
Deutsche Telekom AG	580,400	6,851,945
E.ON AG	698,500	18,781,403
Muenchener Rueckversicherungs AG	84,600	10,622,614
RWE AG	67,380	4,409,069
Siemens AG	103,000	9,212,284
ThyssenKrupp AG	353,100	8,701,490

		133,983,527

Hong Kong - 0.6%

New World Development Ltd	5,338,460	8,666,714

Ireland - 0.3%

Smurfit Kappa Group PLC *	426,800	3,524,934

Italy - 3.1%

Enel SPA	1,299,112	5,500,651
ENI SPA	502,800	9,229,421
Telecom Italia SPA	8,541,900	9,433,253
Telecom Italia SPA RSP	6,521,700	5,957,305
UniCredit SPA	6,491,352	14,359,089

		44,479,719

Japan - 23.3%

Aeon Co Ltd	705,700	7,467,243
Air Water Inc	259,000	2,827,825
Ajinomoto Co Inc	672,000	6,079,718
Astellas Pharma Inc	115,200	3,859,855
Central Japan Railway Co	703	5,804,563
Dowa Holdings Co Ltd	876,000	4,196,951
Fujitsu Ltd	1,000,000	6,250,821
Hitachi High-Technologies Corp	181,300	3,330,641
Honda Motor Co Ltd	118,300	3,474,807
ITOCHU Corp	1,128,200	8,819,657
Japan Tobacco Inc	4,857	15,110,585
JFE Holdings Inc	301,200	9,318,224
JX Holdings Inc *	998,000	4,932,715
KDDI Corp	2,208	10,524,833
Kirin Holdings Co Ltd	553,000	6,962,040
Konami Corp	163,500	2,521,609
Kyushu Electric Power Co Inc	284,500	6,380,669
MEDIPAL HOLDINGS Corp	270,800	3,216,357
Mitsubishi Corp	619,200	12,810,275
Mitsubishi Materials Corp	2,254,000	5,991,167
Mitsubishi UFJ Financial Group Inc	2,341,900	10,633,875
Mitsui & Co Ltd	914,500	10,668,353
Mitsui Fudosan Co Ltd	698,000	9,715,089
Murata Manufacturing Co Ltd	81,400	3,881,807
Namco Bandai Holdings Inc	787,700	6,926,460
NEC Corp	1,413,000	3,667,957
Nippon Telegraph & Telephone Corp	370,200	15,080,426
Nissan Motor Co Ltd	1,963,600	13,683,303
NTT Urban Development Corp	7,911	6,284,827

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
OJI Paper Co Ltd	1,751,000	$8,585,049
ORIX Corp	129,510	9,382,322
Sharp Corp	941,000	9,926,266
Sony Corp	523,400	13,960,647
Sumitomo Mitsui Financial Group Inc	474,100	13,418,139
Sumitomo Realty & Development Co Ltd	513,000	8,716,854
Sumitomo Rubber Industries Ltd	674,400	5,948,174
The Kansai Electric Power Co Inc	217,400	5,302,000
The Tokyo Electric Power Co Inc	529,700	14,409,661
Tokyo Gas Co Ltd	2,702,000	12,335,002
Toshiba Corp *	2,749,000	13,617,364
West Japan Railway Co	1,531	5,598,666

		331,622,796

Netherlands - 0.9%

Nutreco Holding NV	84,300	4,526,706
Randstad Holding NV *	222,800	8,754,965

		13,281,671

New Zealand - 0.5%

Telecom Corp of New Zealand Ltd (ASX)	6,058,755	7,774,080

Norway - 0.6%

DnB NOR ASA	444,400	4,274,327
Petroleum Geo-Services ASA *	499,050	4,159,767

		8,434,094

Spain - 1.2%

Iberdrola SA	659,300	3,705,633
Telefonica SA *	684,800	12,685,701

		16,391,334

Sweden - 1.0%

Electrolux AB ‘B’	394,800	9,025,448
Telefonaktiebolaget LM Ericsson ‘B’	463,000	5,135,695

		14,161,143

Switzerland - 5.1%

Cie Financiere Richemont SA ‘A’ *	89,700	3,131,631
Credit Suisse Group AG	157,500	5,921,565
Nestle SA	395,998	19,094,561
Novartis AG	367,600	17,815,036
Roche Holding AG	143,900	19,806,631
Zurich Financial Services AG	29,360	6,471,342

		72,240,766

United Kingdom - 25.7%

AstraZeneca PLC	505,800	23,846,357
BAE Systems PLC	2,575,900	11,988,802
Barclays PLC	3,997,700	15,956,838
BHP Billiton PLC	303,500	7,869,315
BP Group PLC	3,335,100	15,965,675
British Airways PLC *	2,626,500	7,630,698
British American Tobacco PLC	532,000	16,883,447
Charter International PLC	557,100	5,211,551
Cookson Group PLC *	765,500	4,400,267
Drax Group PLC	1,044,613	5,845,676
Eurasian Natural Resources Corp PLC	315,200	4,010,876
Firstgroup PLC	1,125,800	6,111,034
GlaxoSmithKline PLC	804,200	13,656,006
HSBC Holdings PLC (LI)	2,426,291	22,165,867
Imperial Tobacco Group PLC	353,500	9,877,032
Inchcape PLC *	811,560	2,965,443
Informa PLC	1,043,300	5,512,115
Kazakhmys PLC	380,200	5,580,936
Kingfisher PLC	2,859,000	8,956,001
Legal & General Group PLC	2,615,800	3,048,821
Logica PLC	4,103,500	6,655,644
Marks & Spencer Group PLC	1,992,600	9,816,367
Mondi PLC	1,185,500	6,746,470
Old Mutual PLC	5,285,200	8,091,888
Rentokil Initial PLC *	3,207,600	5,140,435
Rio Tinto PLC	559,000	24,548,146
Rolls-Royce Group PLC *	1,410,600	11,773,977
Rolls-Royce Group PLC ‘C’ * + Δ	185,715,000	277,477
Royal Dutch Shell PLC ‘A’ (XAMS)	1,363,593	34,277,515
Thomas Cook Group PLC	1,997,300	5,286,604
TUI Travel PLC	2,290,000	7,124,627
Vodafone Group PLC	15,220,925	31,362,589
Xstrata PLC	1,277,920	16,733,930

		365,318,426

Total Common Stocks
(Cost $1,730,931,350)		1,393,470,045

	Principal
	Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $21,605,402; collateralized by U.S. Treasury Notes: 1.000% due 12/31/11 and value $22,039,063)	$21,605,402	21,605,402

Total Short-Term Investment
(Cost $21,605,402)		21,605,402

TOTAL INVESTMENTS - 99.5%
(Cost $1,752,689,050)		1,415,229,432

OTHER ASSETS & LIABILITIES, NET - 0.5%		6,800,748

NET ASSETS - 100.0%		$1,422,030,180

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.8%
Industrials	12.0%
Consumer Discretionary	11.4%
Materials	9.9%
Energy	9.1%
Health Care	8.4%
Telecommunication Services	8.3%
Consumer Staples	7.3%
Utilities	6.0%
Information Technology	4.8%
Short-Term Investment	1.5%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(b)	As of June 30, 2010, the portfolio was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	25.7%
Japan	23.3%
France	12.6%
Germany	9.4%
Australia	5.8%
Switzerland	5.1%
Canada	3.3%
Italy	3.1%
United States	1.5%
Finland	1.2%
Spain	1.2%
Denmark	1.1%
Bermuda	1.1%
Sweden	1.0%
Netherlands	0.9%
Hong Kong	0.6%
Norway	0.6%
Belgium	0.6%
Austria	0.6%
New Zealand	0.5%
Ireland	0.3%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate value of $277,477 or less than 0.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees.

(e)	Less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(f)	Forward foreign currency contracts outstanding as of June 30, 2010 were as follows:

Contracts		Principal Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)
Sell	CAD	24,276,000	10/10	$862,518
Buy	EUR	36,031,000	07/10	(724,401)
Sell	EUR	46,994,000	07/10	3,848,807

				$3,986,924

(g)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Dow Jones EURO STOXX 50 (09/10)	275	EUR 6,902,860	$194,604

(h)	As of June 30, 2010, $1,030,739 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(i)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$153,985	$153,985	$-	$-
	Common Stocks
	Australia	82,163,634	-	82,163,634	-
	Austria	8,144,276	-	8,144,276	-
	Belgium	8,221,832	-	8,221,832	-
	Bermuda	15,644,690	-	15,644,690	-
	Canada	46,370,108	46,370,108	-	-
	Denmark	16,312,426	-	16,312,426	-
	Finland	17,495,866	-	17,495,866	-
	France	179,238,009	-	179,238,009	-
	Germany	133,983,527	-	133,983,527	-
	Hong Kong	8,666,714	-	8,666,714	-
	Ireland	3,524,934	-	3,524,934	-
	Italy	44,479,719	-	44,479,719	-
	Japan	331,622,796	8,407,522	323,215,274	-
	Netherlands	13,281,671	-	13,281,671	-
	New Zealand	7,774,080	-	7,774,080	-
	Norway	8,434,094	-	8,434,094	-
	Spain	16,391,334	-	16,391,334	-
	Sweden	14,161,143	-	14,161,143	-
	Switzerland	72,240,766	-	72,240,766	-
	United Kingdom	365,318,426	-	365,040,949	277,477

		1,393,470,045	54,777,630	1,338,414,938	277,477
	Short-Term Investment	21,605,402	-	21,605,402	-
	Equity Derivatives (2)	194,604	194,604	-	-
	Foreign Exchange Derivatives (2)	4,711,325	-	4,711,325	-

		1,420,135,361	55,126,219	1,364,731,665	277,477

Liabilities	Foreign Exchange Derivatives (2)	(724,401)	-	(724,401)	-

	Total	$1,419,410,960	$55,126,219	$1,364,007,264	$277,477

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) for the period ended June 30, 2010:

							Change in Net
							Unrealized
							Appreciation
				Total Change			(Depreciation) on
	Value,	Net	Total Net	in Net	Transfers		Level 3 Holdings
	Beginning	Purchases	Realized	Unrealized	In and/or	Value,	Held at the End of
	of Period	(Sales)	Gains (Losses)	Depreciation	Out of Level 3	End of Period	Period, if Applicable
Rights (1)	$2	$-	$-	($2)	$-	$-	$-
Common Stocks United Kingdom	-	285,491	-	(8,014)	-	277,477	(8,014)

	$2	$285,491	$-	($8,016)	$-	$277,477	($8,014)

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	12,147,624	$169,459,360

TOTAL INVESTMENTS - 100.0%
(Cost $167,937,202)		169,459,360

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(82,043)

NET ASSETS - 100.0%		$169,377,317

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Mutual Fund	$169,459,360	$169,459,360	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series, (a “Master Fund”) (See Note 1 to Financial Statements). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolio’s financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 2.5%

Health Care - 2.5%

Mylan Inc 6.500%	4,200	$4,464,558

Total Convertible Preferred Stocks
(Cost $2,666,219)		4,464,558

COMMON STOCKS - 50.8%

Consumer Discretionary - 1.9%

Jupiter Telecommunications Co Ltd (Japan)	3,550	3,398,788

Consumer Staples - 6.3%

Altria Group Inc	71,560	1,434,062
CVS Caremark Corp	36,100	1,058,452
Lorillard Inc	43,710	3,146,246
Nestle SA (Switzerland)	77,950	3,758,658
The Kroger Co	71,800	1,413,742
Walgreen Co	24,800	662,160

		11,473,320

Energy - 6.8%

Chevron Corp	70,000	4,750,200
CONSOL Energy Inc	25,600	864,256
Exxon Mobil Corp	85,440	4,876,061
Halliburton Co	40,400	991,820
Schlumberger Ltd (Netherlands)	16,700	924,178

		12,406,515

Financials - 7.4%

Assurant Inc	44,000	1,526,800
Everest Re Group Ltd (Bermuda)	60,460	4,275,731
JPMorgan Chase & Co	106,600	3,902,626
Lazard Ltd ‘A’ (Bermuda)	11,200	299,152
MetLife Inc	66,700	2,518,592
Morgan Stanley	38,000	881,980

		13,404,881

Health Care - 6.2%

Aetna Inc	69,900	1,843,962
Amgen Inc *	38,000	1,998,800
Genzyme Corp *	40,500	2,056,185
Merck & Co Inc	92,775	3,244,342
Pfizer Inc	128,606	1,833,921
Vanda Pharmaceuticals Inc *	52,800	349,008

		11,326,218

Industrials - 3.8%

AerCap Holdings NV * (Netherlands)	7,300	75,774
Aircastle Ltd (Bermuda)	119,000	934,150
General Cable Corp *	40,900	1,089,985
Navistar International Corp *	75,170	3,698,364
Tyco International Ltd (Switzerland)	33,100	1,166,113

		6,964,386

Information Technology - 15.5%

Dell Inc *	119,900	1,445,994
eBay Inc *	128,090	2,511,845
Google Inc ‘A’ *	9,790	4,356,061
MasterCard Inc ‘A’	6,000	1,197,180
Oracle Corp	104,700	2,246,862
QUALCOMM Inc	90,560	2,973,990
Research In Motion Ltd (NASDAQ) * (Canada)	52,430	2,582,702
Take-Two Interactive Software Inc *	840,857	7,567,713
THQ Inc *	749,700	3,238,704

		28,121,051

Materials - 1.8%

Celanese Corp ‘A’	37,700	939,107
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	26,200	2,259,488

		3,198,595

Telecommunication Services - 0.5%

Telefonica SA ADR (Spain)	17,000	944,010

Utilities - 0.6%

Edison International	32,400	1,027,728

Total Common Stocks
(Cost $108,068,947)		92,265,492

	Principal
	Amount

CORPORATE BONDS & NOTES - 15.6%

Consumer Discretionary - 2.4%

CBS Corp
7.875% due 07/30/30	$115,000	133,649
8.875% due 05/15/19	180,000	226,974
Comcast Cable Communications Holdings Inc
9.455% due 11/15/22	120,000	166,045
Daimler Finance North America LLC
6.500% due 11/15/13	190,000	212,833
DIRECTV Holdings LLC
7.625% due 05/15/16	355,000	386,076
DISH DBS Corp
7.875% due 09/01/19	170,000	177,650
Fortune Brands Inc
6.375% due 06/15/14	287,000	319,841
Grupo Televisa SA (Mexico)
6.625% due 01/15/40	164,000	172,034
Historic TW Inc
9.125% due 01/15/13	135,000	157,250
Hyatt Hotels Corp
5.750% due 08/15/15 ~ Δ	195,000	203,764
J.C. Penney Co Inc
7.400% due 04/01/37	190,000	190,950
Lamar Media Corp
9.750% due 04/01/14	177,000	193,815
Lear Corp
8.125% due 03/15/20	195,000	196,463
Limited Brands Inc
7.000% due 05/01/20	196,000	198,450
Marriott International Inc
6.200% due 06/15/16	215,000	226,494
Mattel Inc
5.625% due 03/15/13	175,000	187,556
6.125% due 06/15/11	185,000	192,382
Service Corp International
6.750% due 04/01/15	195,000	194,513
Staples Inc
7.750% due 04/01/11	280,000	292,674
Time Warner Cable Inc
6.750% due 06/15/39	26,000	28,881

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Time Warner Entertainment Co LP
8.375% due 07/15/33	$69,000	$86,049
Virgin Media Secured Finance PLC (United Kingdom)
6.500% due 01/15/18 ~ Δ	200,000	197,500

		4,341,843

Consumer Staples - 0.8%

Altria Group Inc
9.700% due 11/10/18	275,000	348,991
Anheuser-Busch InBev Worldwide Inc
7.750% due 01/15/19 ~ Δ	275,000	334,541
Bunge Ltd Finance Corp
5.350% due 04/15/14	15,000	15,860
8.500% due 06/15/19	145,000	173,550
Constellation Brands Inc
8.375% due 12/15/14	180,000	192,600
Delhaize America Inc
9.000% due 04/15/31	80,000	109,761
Lorillard Tobacco Co
8.125% due 05/01/40	115,000	118,929
Sara Lee Corp
6.250% due 09/15/11	135,000	143,005

		1,437,237

Energy - 1.6%

DCP Midstream LLC
7.875% due 08/16/10	175,000	176,288
9.750% due 03/15/19 ~ Δ	75,000	96,688
El Paso Corp
8.250% due 02/15/16	200,000	210,500
Energy Transfer Partners LP
7.500% due 07/01/38	77,000	79,058
Enterprise Products Operating LLC
7.500% due 02/01/11	160,000	164,841
Nabors Industries Inc
6.150% due 02/15/18	210,000	225,647
Nexen Inc (Canada)
6.400% due 05/15/37	65,000	68,147
NuStar Pipeline Operating Partnership LP
5.875% due 06/01/13	360,000	385,460
Peabody Energy Corp
6.875% due 03/15/13	190,000	192,375
Rockies Express Pipeline LLC
3.900% due 04/15/15 ~ Δ	164,000	158,739
5.625% due 04/15/20 ~ Δ	131,000	124,918
Southwestern Energy Co
7.500% due 02/01/18	198,000	211,365
The Williams Cos Inc
6.375% due 10/01/10 ~ Δ	250,000	252,184
Weatherford International Inc
6.625% due 11/15/11	34,000	35,956
Weatherford International Ltd (Switzerland)
6.500% due 08/01/36	135,000	122,841
Williams Partners LP
7.250% due 02/01/17	182,000	207,026
Woodside Finance Ltd (Australia)
4.500% due 11/10/14 ~ Δ	280,000	285,967

		2,998,000

Financials - 5.5%

American International Group Inc
5.050% due 10/01/15	390,000	360,263
AvalonBay Communities Inc
6.625% due 09/15/11	82,000	86,139
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan)
7.400% due 06/15/11	178,000	186,371
Barclays Bank PLC (United Kingdom)
6.278% § ± Δ	440,000	330,000
Blackstone Holdings Finance Co LLC
6.625% due 08/15/19 ~ Δ	300,000	310,328
Brandywine Operating Partnership LP
5.750% due 04/01/12	99,000	102,339
Capital One Capital IV
6.745% due 02/17/37 §	215,000	181,675
Capital One Capital VI
8.875% due 05/15/40	125,000	131,319
Citigroup Inc
6.010% due 01/15/15	600,000	630,200
City National Capital Trust I
9.625% due 02/01/40	205,000	216,607
Comerica Capital Trust II
6.576% due 02/20/37 §	232,000	197,200
Discover Bank
7.000% due 04/15/20	250,000	253,054
Fifth Third Bancorp
8.250% due 03/01/38	95,000	106,942
Fifth Third Capital Trust IV
6.500% due 04/15/37 §	300,000	249,750
Ford Motor Credit Co LLC
9.750% due 09/15/10	375,000	379,652
General Electric Capital Corp
4.250% due 06/15/12	170,000	176,955
5.500% due 01/08/20	209,000	221,436
Genworth Financial Inc
8.625% due 12/15/16	323,000	345,048
Goldman Sachs Capital I
6.345% due 02/15/34	208,000	187,388
HSBC Finance Capital Trust IX
5.911% due 11/30/35 §	360,000	306,000
Irish Life & Permanent Group Holdings PLC (Ireland)
3.600% due 01/14/13 ~ Δ	260,000	257,822
JPMorgan Chase & Co
7.900% § ±	670,000	692,846
Liberty Property LP
7.250% due 03/15/11	195,000	201,203
Lincoln National Corp
6.050% due 04/20/67 §	150,000	114,000
Lloyds TSB Bank PLC (United Kingdom)
5.800% due 01/13/20 ~ Δ	348,000	329,368
Mack-Cali Realty Corp LP
5.250% due 01/15/12	76,000	79,259
Marsh & McLennan Cos Inc
5.150% due 09/15/10	190,000	191,377
Merrill Lynch & Co Inc
7.750% due 05/14/38	407,000	437,114
Morgan Stanley
5.550% due 04/27/17	100,000	99,382
7.300% due 05/13/19	100,000	107,789
Principal Life Global Funding I
4.400% due 10/01/10 ~ Δ	187,000	187,991
ProLogis
7.625% due 08/15/14	170,000	180,640
Prudential Financial Inc
6.625% due 06/21/40	128,000	130,863
Regions Financial Corp
5.750% due 06/15/15	360,000	358,255
SLM Corp
8.000% due 03/25/20	195,000	171,664
Swiss Re Capital I LP (United Kingdom)
6.854% § ± ~ Δ	380,000	313,500
The Goldman Sachs Group Inc
5.375% due 03/15/20	205,000	203,094

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
The Hartford Financial Services Group Inc
5.250% due 10/15/11	$195,000	$201,921
6.625% due 03/30/40	135,000	125,901
Wells Fargo & Co
7.980% § ± Δ	575,000	595,125

		9,937,780

Health Care - 0.7%

Covidien International Finance SA (Luxembourg)
2.800% due 06/15/15	79,000	79,911
Fisher Scientific International Inc
6.125% due 07/01/15 Δ	341,000	351,237
Genzyme Corp
5.000% due 06/15/20 ~ Δ	190,000	196,235
HCA Inc
8.500% due 04/15/19	185,000	197,025
Life Technologies Corp
6.000% due 03/01/20	330,000	358,285
WellPoint Inc
5.000% due 01/15/11	180,000	183,537

		1,366,230

Industrials - 1.1%

Alliant Techsystems Inc
6.750% due 04/01/16	207,000	203,895
Browning-Ferris Industries Inc
7.400% due 09/15/35	120,000	143,926
Burlington Northern Santa Fe LLC
5.750% due 05/01/40	265,000	281,726
Corrections Corp of America
7.750% due 06/01/17	192,000	200,160
Meccanica Holdings USA
7.375% due 07/15/39 ~ Δ	177,000	190,451
Pall Corp
5.000% due 06/15/20	63,000	65,527
Republic Services Inc
6.750% due 08/15/11	165,000	174,091
Roper Industries Inc
6.250% due 09/01/19	200,000	222,279
RR Donnelley & Sons Co
5.625% due 01/15/12	190,000	195,637
SPX Corp
7.625% due 12/15/14	215,000	221,988
Tyco International Ltd (Multi-National)
6.875% due 01/15/21	160,000	192,697

		2,092,377

Information Technology - 0.3%

Agilent Technologies Inc
5.500% due 09/14/15	319,000	343,905
Motorola Inc
8.000% due 11/01/11	180,000	193,279

		537,184

Materials - 1.1%

Ashland Inc
9.125% due 06/01/17	180,000	198,000
Ball Corp
7.125% due 09/01/16	205,000	215,506
CF Industries Inc
6.875% due 05/01/18	196,000	199,920
Freeport-McMoRan Copper & Gold Inc
8.375% due 04/01/17	285,000	313,907
Sealed Air Corp
7.875% due 06/15/17 ~ Δ	181,000	189,550
Teck Resources Ltd (Canada)
10.750% due 05/15/19	285,000	349,736
Vale Inco Ltd (Canada)
5.700% due 10/15/15	32,000	34,366
Vale Overseas Ltd (Cayman)
6.875% due 11/10/39	200,000	210,344
Xstrata Canada Corp (Canada)
5.375% due 06/01/15	60,000	63,337
6.000% due 10/15/15	107,000	115,968
Xstrata Finance Canada Ltd (Canada)
5.800% due 11/15/16 ~ Δ	27,000	28,998

		1,919,632

Telecommunication Services - 1.2%

American Tower Corp
7.000% due 10/15/17	151,000	169,120
AT&T Inc
6.300% due 01/15/38	187,000	204,062
British Telecommunications PLC (United Kingdom)
9.875% due 12/15/30	127,000	155,614
Embarq Corp
6.738% due 06/01/13	185,000	201,379
New Communications Holdings Inc
8.250% due 04/15/17 ~ Δ	190,000	191,663
Qwest Corp
7.625% due 06/15/15	189,000	203,175
Rogers Communications Inc (Canada)
9.625% due 05/01/11	75,000	80,065
Telecom Italia Capital SA (Luxembourg)
4.875% due 10/01/10	280,000	282,089
Telefonica Europe BV (Netherlands)
7.750% due 09/15/10	130,000	131,633
TELUS Corp (Canada)
8.000% due 06/01/11	151,000	160,120
Verizon Communications Inc
6.400% due 02/15/38	123,000	136,310
Windstream Corp
8.625% due 08/01/16	225,000	227,812

		2,143,042

Utilities - 0.9%

Allegheny Energy Supply Co LLC
8.250% due 04/15/12 ~	147,000	160,667
CMS Energy Corp
6.250% due 02/01/20	195,000	186,667
FirstEnergy Solutions Corp
6.800% due 08/15/39	121,000	120,335
NiSource Finance Corp
10.750% due 03/15/16	240,000	308,049
Oncor Electric Delivery Co
6.375% due 01/15/15	247,000	280,236
Pipeline Funding Co LLC
7.500% due 01/15/30 ~ Δ	137,000	148,939
Progress Energy Inc
6.850% due 04/15/12	20,000	21,760
Sempra Energy
9.800% due 02/15/19	105,000	139,767
Texas-New Mexico Power Co
9.500% due 04/01/19 ~ Δ	195,000	247,491

		1,613,911

Total Corporate Bonds & Notes
(Cost $27,602,228)		28,387,236

MORTGAGE-BACKED SECURITIES - 27.8%

Collateralized Mortgage Obligations - Commercial - 2.1%

Banc of America Commercial Mortgage Inc
5.421% due 09/10/45 " §	405,000	357,829
5.451% due 01/15/49 "	290,000	294,265
Citigroup Commercial Mortgage Trust
6.297% due 12/10/49 " §	385,000	343,914

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/49 "	$235,000	$228,800
GE Capital Commercial Mortgage Corp
6.070% due 06/10/38 "	265,000	276,384
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 "	260,000	261,059
GS Mortgage Securities Corp II
5.560% due 11/10/39 "	205,000	208,469
6.733% due 02/14/16 " ~ Δ	455,000	470,687
JPMorgan Chase Commercial Mortgage Securities Corp
4.999% due 10/15/42 " §	390,000	366,870
5.305% due 01/15/49 "	175,000	174,996
5.317% due 01/15/49 "	255,000	256,207
5.968% due 06/15/49 " §	225,000	233,447
LB-UBS Commercial Mortgage Trust
5.318% due 02/15/40 "	160,000	164,592
Wachovia Bank Commercial Mortgage Trust
5.678% due 05/15/46 "	215,000	216,421

		3,853,940

Collateralized Mortgage Obligations - Residential - 11.4%

Countrywide Alternative Loan Trust
5.000% due 07/25/35 "	578,025	442,901
Deutsche ALT-A Securities Inc Alternate Loan Trust
6.005% due 10/25/36 " §	288,443	184,158
Fannie Mae
4.000% due 04/25/19 "	583,533	614,520
4.500% due 04/25/17 "	462,957	474,370
5.000% due 01/25/20 - 08/25/35 "	2,056,444	2,196,551
5.500% due 12/25/25 - 11/25/33 "	1,306,869	1,397,346
6.000% due 11/25/28 "	174,245	194,911
22.926% due 06/25/36 " §	171,650	234,479
23.294% due 03/25/36 " §	245,211	348,720
Fannie Mae (IO)
5.500% due 06/25/23 - 06/01/35 " Δ	3,121,733	426,993
5.703% due 03/25/35 " § Δ	115,697	13,432
6.000% due 08/01/33 " Δ	1,579,079	247,340
6.000% due 09/01/35 " § Δ	309,371	48,220
6.193% due 06/25/37 " § Δ	2,383,980	282,380
6.353% due 02/25/35 - 10/25/35 " § Δ	1,722,354	232,890
6.403% due 08/25/25 " § Δ	765,192	100,408
6.500% due 02/01/32 - 02/01/33 " Δ	472,829	85,913
6.500% due 02/01/33 " § Δ	201,565	34,709
6.723% due 04/25/35 " § Δ	67,546	7,389
6.753% due 11/25/30 " § Δ	245,910	37,594
7.000% due 06/01/23 " Δ	481,934	95,167
7.500% due 08/01/23 - 11/01/23 " Δ	787,236	163,294
7.553% due 11/25/31 " § Δ	526,405	87,030
7.603% due 01/25/32 " § Δ	124,487	20,540
7.653% due 04/25/32 - 12/25/32 " § Δ	1,347,157	220,773
7.752% due 12/18/32 " § Δ	179,553	30,460
7.753% due 03/25/32 - 11/25/32 " § Δ	226,225	35,910
7.903% due 02/25/33 " § Δ	313,357	54,737
Fannie Mae (PO)
0.000% due 09/25/23 " Δ	164,463	153,371
Federal Home Loan Bank
4.970% due 02/24/12 "	465,873	499,504
First Horizon Alternative Mortgage Securities
5.500% due 04/25/37 "	271,339	198,041
6.000% due 01/25/35 "	256,928	239,614
Freddie Mac
3.000% due 02/15/30 "	367,447	371,266
4.000% due 08/15/16 - 11/15/27 "	1,265,339	1,291,608
4.375% due 04/15/15 "	155,298	158,969
4.500% due 02/15/17 - 12/15/28 "	389,404	399,522
4.750% due 01/15/31 "	270,990	280,744
5.000% due 02/15/20 - 06/15/33 "	1,343,201	1,420,714
5.500% due 02/15/26 - 10/15/30 "	1,380,736	1,417,157
6.000% due 03/15/17 - 02/15/27 "	727,717	764,700
6.500% due 02/15/28 - 03/15/32 "	716,413	791,069
23.101% due 06/15/34 " §	144,488	181,483
23.468% due 08/15/35 " §	74,957	106,531
Freddie Mac (IO)
5.800% due 07/15/25 - 02/15/26 " § Δ	1,330,715	158,982
6.000% due 12/15/32 - 03/01/33 " Δ	487,379	97,426
6.300% due 04/15/36 " § Δ	1,130,531	155,120
6.350% due 01/15/35 " § Δ	1,271,829	176,082
6.380% due 10/15/35 " § Δ	114,135	14,816
6.500% due 02/01/28 " Δ	63,226	14,077
6.900% due 04/15/33 " § Δ	239,195	22,449
7.000% due 04/01/27 " Δ	229,309	56,276
7.250% due 02/15/30 - 02/15/32 " § Δ	34,548	1,204
7.300% due 07/15/26 - 03/15/29 " § Δ	428,137	70,884
Freddie Mac (PO)
0.000% due 06/01/26 " Δ	56,273	50,010
Government National Mortgage Association (IO)
7.150% due 02/16/32 " § Δ	332,745	56,230
7.250% due 01/16/27 " § Δ	274,055	43,580
7.300% due 01/17/30 " § Δ	245,514	47,518
7.350% due 12/16/26 " § Δ	750,029	126,597
Impac CMB Trust
0.887% due 05/25/35 " §	255,753	188,026
JPMorgan Mortgage Trust
7.000% due 08/25/37 "	334,047	270,309
MASTR Adjustable Rate Mortgages Trust
2.975% due 04/21/34 " §	225,336	224,013
MASTR Alternative Loans Trust
6.000% due 07/25/34 "	597,750	575,770
Merrill Lynch Mortgage Investors Inc
2.751% due 06/25/35 " §	267,608	236,538
Residential Accredit Loans Inc
5.750% due 01/25/33 "	175,053	176,192
6.000% due 09/25/36 "	41,116	38,835
Wells Fargo Mortgage-Backed Securities Trust
2.866% due 02/25/35 " §	148,449	134,835
4.807% due 03/25/36 " §	829,585	698,756
5.043% due 03/25/36 " §	524,846	471,465

		20,693,418

Fannie Mae - 9.8%

4.500% due 07/01/25 "	1,187,000	1,252,470
5.000% due 07/01/25 - 08/01/40 "	3,424,000	3,620,636
5.500% due 07/01/25 - 08/01/40 "	5,806,000	6,222,138
6.000% due 07/01/25 - 03/01/37 "	4,607,199	5,014,526
6.500% due 07/01/40 - 08/01/40 "	1,454,000	1,592,179
7.500% due 01/01/33 "	100,985	115,072
8.500% due 07/01/32 "	12,654	14,322

		17,831,343

Freddie Mac - 1.2%

5.500% due 09/01/39 "	1,135,750	1,219,760
7.000% due 10/01/37 "	827,580	922,192

		2,141,952

Government National Mortgage Association - 3.3%

4.500% due 07/01/40 "	4,655,000	4,850,654
5.000% due 07/01/40 "	1,095,000	1,166,346

		6,017,000

Total Mortgage-Backed Securities
(Cost $49,524,773)		50,537,653

ASSET-BACKED SECURITIES - 4.8%

Ally Master Owner Trust
2.100% due 01/15/15 " § ~ Δ	200,000	202,857
2.880% due 04/15/15 " ~ Δ	160,000	162,377

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
AmeriCredit Automobile Receivables Trust
0.970% due 01/15/13 "	$85,000	$84,940
1.220% due 10/08/13 "	80,000	80,039
Argent Securities Inc
0.827% due 05/25/34 " §	247,730	218,365
BA Credit Card Trust
4.720% due 05/15/13 "	315,000	320,819
Bayview Financial Acquisition Trust
0.647% due 02/28/41 " §	247,625	197,170
Capital One Multi-Asset Execution Trust
3.200% due 04/15/14 "	230,000	234,892
Centre Point Funding LLC
5.430% due 07/20/16 " ~ Δ	95,410	98,683
Chase Issuance Trust
4.960% due 09/17/12 "	110,000	110,994
Chrysler Financial Lease Trust
1.780% due 06/15/11 " ~ Δ	210,000	210,749
CIT Equipment Collateral
2.200% due 06/15/11 " ~ Δ	214,897	215,241
Citibank Credit Card Issuance Trust
5.000% due 06/10/15 "	180,000	187,844
CNH Equipment Trust
0.810% due 08/15/12 "	245,000	244,951
2.970% due 03/15/13 "	212,868	214,894
Countrywide Asset-Backed Certificates
1.087% due 02/25/33 " §	18,836	16,213
5.363% due 05/25/36 " §	159,872	128,270
5.382% due 05/25/36 " §	291,849	234,320
Discover Card Master Trust
5.100% due 10/15/13 "	190,000	196,334
DT Auto Owner Trust
2.980% due 10/15/15 " ~	154,311	154,767
Ellington Loan Acquisition Trust
1.147% due 05/27/37 " § ~ Δ	265,000	230,865
Ford Credit Auto Lease Trust
1.040% due 03/15/13 " ~ Δ	185,000	185,204
Ford Credit Auto Owner Trust
0.800% due 03/15/12 "	410,000	409,999
2.100% due 11/15/11 "	48,855	48,959
2.150% due 06/15/15 "	280,000	284,844
Ford Credit Floorplan Master Owner Trust
1.900% due 09/15/14 " §	195,000	196,874
2.000% due 12/15/14 " § ~	205,000	207,286
Harley-Davidson Motorcycle Trust
2.000% due 07/15/12 "	425,625	426,966
Honda Auto Receivables Owner Trust
1.500% due 08/15/11 "	227,359	227,783
Household Credit Card Master Note Trust I
0.400% due 04/15/13 " §	215,000	214,957
Household Home Equity Loan Trust
0.608% due 01/20/35 " §	245,901	231,624
MBNA Credit Card Master Note Trust
1.700% due 03/15/16 " §	215,000	208,936
4.500% due 01/15/13 "	535,000	537,606
Merrill Auto Trust Securitization
0.410% due 12/15/13 " §	193,561	192,687
Morgan Stanley Resecuritization Trust
0.600% due 06/17/13 " § ~ Δ	190,000	188,337
Morgan Stanley Structured Trust
0.427% due 06/25/37 " §	210,026	192,734
Navistar Financial Dealer Note Master Trust
1.997% due 01/26/15 " § ~ Δ	330,000	330,127
Nissan Master Owner Trust Receivables
1.500% due 01/15/15 " § ~	200,000	200,632
Option One Mortgage Loan Trust
0.447% due 07/25/36 " §	324,248	213,041
World Financial Network Credit Card Master Trust
2.360% due 05/15/14 "	200,000	200,087
4.600% due 09/15/15 "	195,000	201,451

Total Asset-Backed Securities
(Cost $8,903,156)		8,645,718

U.S. GOVERNMENT AGENCY ISSUES - 0.6%

Fannie Mae
2.375% due 07/28/15	235,000	237,835
4.875% due 12/15/16	75,000	84,938
5.000% due 03/15/16	100,000	113,914
Freddie Mac
2.875% due 02/09/15	240,000	250,391
5.000% due 02/16/17	100,000	114,363
5.250% due 04/18/16	200,000	230,043

Total U.S. Government Agency Issues
(Cost $1,003,300)		1,031,484

SHORT-TERM INVESTMENT - 9.7%

Repurchase Agreement - 9.7%

State Street Bank & Trust Co 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $17,592,284; collateralized by Freddie Mac: 0.000% due 07/01/10 and value $17,947,035)	17,592,284	17,592,284

Total Short-Term Investment
(Cost $17,592,284)		17,592,284

TOTAL INVESTMENTS - 111.8%
(Cost $215,360,907)		202,924,425

OTHER ASSETS & LIABILITIES, NET - (11.8%)		(21,361,336)

NET ASSETS - 100.0%		$181,563,089

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Common Stocks	50.8%
Mortgage-Backed Securities	27.8%
Corporate Bonds & Notes	15.6%
Short-Term Investment	9.7%
Asset-Backed Securities	4.8%
Convertible Preferred Stocks	2.5%
U.S. Government Agency Issues	0.6%

111.8%
Other Assets & Liabilities, Net	(11.8%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(b)	As of June 30, 2010, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	51.2%
A-1 (Short-Term Debt only)	16.5%
AA	0.8%
A	6.7%
BBB	16.5%
BB	5.7%
B	1.0%
CCC	1.3%
CC	0.1%
D	0.2%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	6.2% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	Open futures contracts outstanding as of June 30, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
U.S. Treasury 10-Year Notes (09/10)	49	$4,900,000	$66,270
U.S. Treasury 30-Year Bonds (09/10)	60	6,000,000	212,176

Short Futures Outstanding
U.S. Treasury 2-Year Notes (09/10)	46	9,200,000	(23,887)
U.S. Treasury 5-Year Notes (09/10)	28	2,800,000	(47,646)

			$206,913

(f)	Swap agreements outstanding as of June 30, 2010 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Pay	Expiration	Counter-	Spread at	Notional		Paid	Unrealized
Referenced Obligation	Rate	Date	party	06/30/10 (3)	Amount (4)	Value (5)	(Received)	Appreciation
Inco Ltd 7.750% due 05/15/12	(0.630%)	03/20/17	MSC	0.787%	$520,000	$4,928	$-	$4,928
Inco Ltd 7.750% due 05/15/12	(0.700%)	03/20/17	MSC	0.787%	515,000	2,654	-	2,654

						$7,582	$-	$7,582

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Unrealized
Referenced Obligation	Rate	Date	party	06/30/10 (3)	Amount (4)	Value (5)	(Received)	Depreciation
Vale Overseas Ltd 8.250% due 01/17/34	1.100%	03/20/17	MSC	1.630%	$520,000	($14,954)	$-	($14,954)
Vale Overseas Ltd 8.250% due 01/17/34	1.170%	03/20/17	MSC	1.630%	515,000	(12,510)	-	(12,510)

						($27,464)	$-	($27,464)

Total Credit Default Swaps						($19,882)	$-	($19,882)

Total Swap Agreements						($19,882)	$-	($19,882)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in the absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as a defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(g)	As of June 30, 2010, $257,748 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(h)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$4,464,558	$4,464,558	$-	$-
	Common Stocks
	Consumer Discretionary	3,398,788	-	3,398,788	-
	Consumer Staples	11,473,320	7,714,662	3,758,658	-
	Energy	12,406,515	12,406,515	-	-
	Financials	13,404,881	13,404,881	-	-
	Health Care	11,326,218	11,326,218	-	-
	Industrials	6,964,386	6,964,386	-	-
	Information Technology	28,121,051	28,121,051	-	-
	Materials	3,198,595	3,198,595	-	-
	Telecommunication Services	944,010	944,010	-	-
	Utilities	1,027,728	1,027,728	-	-

		92,265,492	85,108,046	7,157,446	-
	Corporate Bonds & Notes	28,387,236	-	28,387,236	-
	Mortgage-Backed Securities	50,537,653	-	50,537,653	-
	Asset-Backed Securities	8,645,718	-	8,457,381	188,337
	U.S. Government Agency Issues	1,031,484	-	1,031,484	-
	Short-Term Investment	17,592,284	-	17,592,284	-
	Credit Derivatives (2)	7,582	-	7,582	-
	Interest Rate Derivatives (2)	278,446	278,446	-	-

		203,210,453	89,851,050	113,171,066	188,337

Liabilities	Credit Derivatives (2)	(27,464)	-	(27,464)	-
	Interest Rate Derivatives (2)	(71,533)	(71,533)	-	-

		(98,997)	(71,533)	(27,464)	-

	Total	$203,111,456	$89,779,517	$113,143,602	$188,337

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) for the period ending June 30, 2010:

Change in Net
Unrealized
					Total Change			Appreciation on
	Value,	Net	Accrued	Total Net	in Net	Transfers		Level 3 Holdings
	Beginning	Purchases	Discounts	Realized	Unrealized	In and/or	Value,	Held at the End of
	of Period	(Sales)	(Premiums)	Gains (Losses)	Appreciation	Out of Level 3	End of Period	Period, if Applicable
Asset-Backed Securities	$-	$186,779	$489	$-	$1,069	$-	$188,337	$1,069

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2010 (Unaudited)

Explanation of Symbols:

*	Non-income producing securities.
”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
∧	Securities with their principal amount adjusted for inflation.
§	Variable rate securities. The rate shown is based on the latest available information as of June 30, 2010.
Ψ	Securities were in default as of June 30, 2010.
±	The security is a perpetual bond and has no definite maturity date.
¥	Unsettled position. Contract rates do not take effect until settlement date.
†	Securities (or a portion of securities) in the Long/Short Large-Cap Portfolio were on loan as of June 30, 2010 (See Note 8 in Notes to Financial Statements).
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to "qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
◊	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees (the “Board”).
‡	Securities were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written option contracts, and/or swap contracts as of June 30, 2010.
#	Securities purchased on a when-issued basis.
+	Securities were fair valued under procedures established by the Board. The fair values were determined by or under the direction of the Board, or a valuation committee approved under procedures established by the Board (See Note 2A in Notes to Financial Statements).
Δ	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager or adviser pursuant to the Fund’s policy and procedures (See Note 2G in Notes to Financial Statements).

Counterparty Abbreviations:

ADV	Advantage
BOA	Bank of America
BRC	Barclays
BNP	BNP Paribas
CIT	Citigroup
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
UBS	UBS

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippines Peso
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
ASX	Australian Stock Exchange
CBOT	Chicago Board of Trade
CDI	CHESS Depository Interests (Receipts)
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
NASDAQ	NASDAQ Stock Market
NVDR	Non Voting Depositary Receipt
’NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
RSP	Riparmio Shares (Savings shares on Italian Stock
Exchanges)
SDR	Swedish Depositary Receipt
TSE	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XETR	Frankfurt Stock Exchange
XLON	London Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange

Note:

The descriptions and Standard and Poor’s quality ratings of the companies shown in the schedules of investments were obtained from published reports and other sources believed to be reliable.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2010 (Unaudited)	Cash	Diversified	Floating	High Yield	Inflation	Managed
(In thousands, except per share amounts)	Management	Bond	Rate Loan	Bond	Managed	Bond
	Portfolio (1)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at value	$1,011,571	$3,383,830	$972,526	$1,018,546	$6,883,489	$6,800,893

Repurchase agreements, at value	27	94,200	52,985	45,045	744,727	852,851

Cash (2)	39	24,722	18	6	1,255	1,430

Foreign currency held, at value	-	-	7,538	-	1,381	1,927

Deposits with brokers for securities sold short	-	622	-	-	-	18,475

Receivables:
Dividends and interest	381	26,917	3,643	21,013	36,815	49,694

Fund shares sold	764	218	1,229	1	552	260

Securities sold	-	971,055	101,734	16,038	12,981	527,881

Swap agreements	-	-	-	-	-	4,130

Variation margin	-	-	-	-	8	97

Swap contracts, at value	-	-	-	-	14,986	52,693

Forward foreign currency contracts appreciation	-	4,561	-	-	18,992	13,692

Total Assets	1,012,782	4,506,125	1,139,673	1,100,649	7,715,186	8,324,023

LIABILITIES
Payables:
Fund shares redeemed	733	1,530	753	1,519	4,023	3,220

Securities purchased	-	1,457,923	112,579	8,588	2,949,037	1,765,692

Swap agreements	-	-	-	-	1,805	-

Securities sold short, at value	-	623	-	-	-	18,440

Due to custodian	-	-	-	-	-	240

Due to broker (3)	-	-	-	-	28,710	52,590

Variation margin	-	250	-	-	-	-

Accrued advisory fees	116	990	547	353	1,528	2,064

Accrued service fees	39	116	39	42	180	246

Accrued support service expenses	15	47	12	12	73	101

Accrued custodian, and portfolio accounting and tax fees	19	53	102	25	104	158

Accrued deferred trustee compensation and retirement benefits	11	12	5	10	29	44

Accrued dividends and interest	-	-	-	-	2	4

Accrued other	84	186	75	79	328	418

Outstanding options written, at value	-	1,762	-	-	12,653	23,185

Swap contracts, at value	-	6,482	-	-	5,992	7,903

Forward foreign currency contracts depreciation	-	2,434	-	-	5,926	4,209

Total Liabilities	1,017	1,472,408	114,112	10,628	3,010,390	1,878,514

NET ASSETS	$1,011,765	$3,033,717	$1,025,561	$1,090,021	$4,704,796	$6,445,509

NET ASSETS CONSIST OF:
Paid-in capital (4)	$1,012,476	$3,076,767	$1,268,921	$1,222,346	$4,639,883	$6,205,236

Undistributed/accumulated net investment income (loss) (4)	(699)	6,112	(5,549)	2,824	13,341	(1,680)

Undistributed/accumulated net realized gain (loss) (4)	(12)	(98,736)	(223,764)	(169,651)	18,264	117,022

Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (4)	-	49,574	(14,047)	34,502	33,308	124,931

NET ASSETS	$1,011,765	$3,033,717	$1,025,561	$1,090,021	$4,704,796	$6,445,509

Shares outstanding, $.001 par value (unlimited shares authorized)	100,318	306,093	142,116	182,310	407,160	560,967

Net Asset Value Per Share	$10.09	$9.91	$7.22	$5.98	$11.56	$11.49

Investments, at cost	$1,011,571	$3,323,875	$986,367	$984,043	$6,865,747	$6,723,666

Repurchase agreements, at cost	27	94,200	52,985	45,045	744,727	852,851

Foreign currency held, at cost	-	-	7,669	-	1,385	1,904

Proceeds from securities sold short	-	622	-	-	-	18,475

Premiums received from outstanding options written	-	1,334	-	-	7,846	15,470

(1)	Prior to May 1, 2010, Cash Management Portfolio was named Money Market Portfolio.
(2)	Includes cash collateral segregated in the Inflation Managed and Managed Bond Portfolios of $1,003 and $1,430, respectively.
(3)	The Inflation Managed and Managed Bond Portfolios received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolio and the counterparty. The portfolio invests such cash collateral in investment securities (see Note 16 in Notes to Financial Statements).
(4)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 14 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2010 (Unaudited)	Short Duration	American	American Funds		Dividend
(In thousands, except per share amounts)	Bond	Funds Growth	Growth-Income	Comstock	Growth	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio (1)	Portfolio
ASSETS
Investments in affiliates, at value	$-	$824,790	$1,174,811	$-	$-	$-

Investments, at value	1,581,461	-	-	1,803,637	859,127	116,291

Repurchase agreements, at value	56,524	-	-	29,544	39,715	5,951

Receivables:
Dividends and interest	7,455	-	-	4,704	1,507	92

Fund shares sold	1,898	237	706	928	1,621	5

Securities sold	10,235	24	-	29,246	3,295	-

Total Assets	1,657,573	825,051	1,175,517	1,868,059	905,265	122,339

LIABILITIES
Payables:
Fund shares redeemed	648	261	408	8	179	45

Securities purchased	10,698	-	298	12,676	-	-

Due to custodian	-	-	-	2,521	-	-

Variation margin	119	-	-	-	-	-

Accrued advisory fees	539	292	412	1,117	518	48

Accrued service fees	63	33	47	74	36	5

Accrued support service expenses	25	15	21	23	10	1

Accrued custodian, and portfolio accounting and tax fees	39	9	12	37	12	3

Accrued deferred trustee compensation and retirement benefits	9	4	9	13	6	4

Accrued other	122	66	97	146	59	11

Total Liabilities	12,262	680	1,304	16,615	820	117

NET ASSETS	$1,645,311	$824,371	$1,174,213	$1,851,444	$904,445	$122,222

NET ASSETS CONSIST OF:
Paid-in capital (2), (3)	$1,745,534	$1,741,995	$1,845,624	$2,690,829	$1,506,339	$206,290

Accumulated deficit (2)		(917,624)	(671,411)	(839,385)	(601,894)	(84,068)

Undistributed net investment income (3)	705

Accumulated net realized loss (3)	(112,719)

Net unrealized appreciation on investments and assets and liabilities in foreign currencies (3)	11,791

NET ASSETS	$1,645,311	$824,371	$1,174,213	$1,851,444	$904,445	$122,222

Shares outstanding, $.001 par value (unlimited shares authorized)	174,770	122,763	153,801	261,026	112,403	9,033

Net Asset Value Per Share	$9.41	$6.72	$7.63	$7.09	$8.05	$13.53

Investments in affiliates, at cost	$-	$1,062,952	$1,615,482	$-	$-	$-

Investments, at cost	1,569,718	-	-	1,844,890	983,012	113,266

Repurchase agreements, at cost	56,524	-	-	29,544	39,715	5,951

(1)	Prior to May 1, 2010, Dividend Growth Portfolio was named Diversified Research Portfolio.
(2)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 in Notes to Financial Statements).
(3)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 14 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2010 (Unaudited)	Equity	Focused	Growth	Large-Cap	Large-Cap	Long/Short
(In thousands, except per share amounts)	Index	30	LT	Growth	Value	Large-Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at value	$2,246,980	$139,355	$1,371,062	$1,125,626	$2,622,964	$1,651,778

Repurchase agreements, at value	4,414	11	19,799	30,202	47,506	8,587

Cash (1)	951	-	-	-	1	-

Foreign currency held, at value	-	11	-	-	-	-

Receivables:
Dividends and interest	3,069	67	2,162	463	5,618	2,452

Fund shares sold	303	101	378	692	1,412	694

Securities sold	-	447	24,049	18,719	-	9,491

Forward foreign currency contracts appreciation	-	-	623	-	-	-

Total Assets	2,255,717	139,992	1,418,073	1,175,702	2,677,501	1,673,002

LIABILITIES
Payables:
Fund shares redeemed	2,026	33	915	-	292	2

Securities purchased	-	-	16,311	19,007	-	8,542

Securities sold short, at value	-	-	-	-	-	310,754

Due to custodian	-	-	-	-	-	4

Variation margin	66	-	-	-	-	121

Accrued advisory fees	98	90	668	688	1,367	1,035

Accrued service fees	90	6	56	46	107	54

Accrued support service expenses	29	1	22	19	31	18

Accrued custodian, and portfolio accounting and tax fees	60	7	33	23	57	34

Accrued deferred trustee compensation and retirement benefits	30	-	19	13	26	8

Accrued dividends and interest	-	-	-	-	-	248

Accrued other	210	13	115	93	220	96

Forward foreign currency contracts depreciation	-	-	577	-	-	-

Total Liabilities	2,609	150	18,716	19,889	2,100	320,916

NET ASSETS	$2,253,108	$139,842	$1,399,357	$1,155,813	$2,675,401	$1,352,086

NET ASSETS CONSIST OF:
Paid-in capital (2)	$2,652,291	$371,650	$1,955,177	$1,402,416	$3,529,460	$1,538,179

Accumulated deficit (2)	(399,183)	(231,808)	(555,820)	(246,603)	(854,059)	(186,093)

NET ASSETS	$2,253,108	$139,842	$1,399,357	$1,155,813	$2,675,401	$1,352,086

Shares outstanding, $.001 par value (unlimited shares authorized)	99,131	13,647	84,936	248,828	278,928	176,654

Net Asset Value Per Share	$22.73	$10.25	$16.48	$4.65	$9.59	$7.65

Investments, at cost	$2,196,499	$143,446	$1,300,418	$1,068,435	$2,695,284	$1,723,020

Repurchase agreements, at cost	4,414	11	19,799	30,202	47,506	8,587

Foreign currency held, at cost	-	10	-	-	-	-

Proceeds from securities sold short	-	-	-	-	-	337,704

(1)	Includes margin deposits segregated for futures contracts in the Equity Index Portfolio of $951.
(2)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2010 (Unaudited)	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
(In thousands, except per share amounts)	Core	Equity	Growth	Value	Equity	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at value	$1,059,648	$1,653,706	$970,621	$940,452	$861,832	$516,638

Repurchase agreements, at value	16,457	31,896	49,586	23,575	6,119	13,668

Cash (1)	-	-	-	-	462	-

Foreign currency held, at value	-	-	100	-	-	-

Receivables:
Dividends and interest	1,635	1,054	490	1,226	910	101

Fund shares sold	224	990	223	504	1,085	280

Securities sold	3,171	18,719	26,990	18,518	602	8,439

Other assets	-	-	10	-	-	-

Total Assets	1,081,135	1,706,365	1,048,020	984,275	871,010	539,126

LIABILITIES
Payables:
Fund shares redeemed	526	53	1,921	144	-	234

Securities purchased	9,277	9,646	7,547	24,108	8,472	9,860

Due to custodian	-	-	-	-	87	-

Variation margin	-	-	-	-	30	-

Accrued advisory fees	417	955	633	586	567	276

Accrued service fees	43	68	42	38	35	21

Accrued support service expenses	17	27	1	16	11	1

Accrued custodian, and portfolio accounting and tax fees	23	34	34	20	25	13

Accrued deferred trustee compensation and retirement benefits	14	14	8	7	4	4

Accrued other	99	144	73	72	62	42

Total Liabilities	10,416	10,941	10,259	24,991	9,293	10,451

NET ASSETS	$1,070,719	$1,695,424	$1,037,761	$959,284	$861,717	$528,675

NET ASSETS CONSIST OF:
Paid-in capital (2)	$1,946,398	$3,612,616	$1,023,057	$789,627	$1,030,265	$759,707

Undistributed/accumulated earnings (deficit) (2)	(875,679)	(1,917,192)	14,704	169,657	(168,548)	(231,032)

NET ASSETS	$1,070,719	$1,695,424	$1,037,761	$959,284	$861,717	$528,675

Shares outstanding, $.001 par value (unlimited shares authorized)	68,323	144,207	135,954	82,267	77,833	56,743

Net Asset Value Per Share	$15.67	$11.76	$7.63	$11.66	$11.07	$9.32

Investments, at cost	$1,044,623	$1,541,098	$943,207	$928,719	$1,020,048	$463,508

Repurchase agreements, at cost	16,457	31,896	49,586	23,575	6,119	13,668

Foreign currency held, at cost	-	-	101	-	-	-

(1)	Includes cash collateral segregated for futures contracts in the Small-Cap Equity Portfolio of $462.
(2)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2010 (Unaudited)	Small-Cap	Small-Cap	Health	Real		Emerging
(In thousands, except per share amounts)	Index	Value	Sciences	Estate	Technology	Markets
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at value	$407,163	$497,488	$84,086	$524,615	$65,463	$1,421,287

Repurchase agreements, at value	10,360	11,932	4,295	9,758	4,164	30,830

Cash (1)	654	-	-	-	-	-

Foreign currency held, at value	-	-	-	-	2	1,664

Receivables:
Dividends and interest	454	799	46	1,444	1	2,625

Fund shares sold	50	89	45	395	4	202

Securities sold	44	2,681	-	899	2,486	596

Total Assets	418,725	512,989	88,472	537,111	72,120	1,457,204

LIABILITIES
Payables:
Fund shares redeemed	102	441	25	1,654	10	1,390

Securities purchased	4,752	2,520	249	1,178	611	638

Due to custodian	44	-	-	-	-	-

Variation margin	58	-	-	-	-	-

Accrued advisory fees	109	327	69	388	56	985

Accrued service fees	17	20	4	22	3	58

Accrued support service expenses	-	2	-	8	-	20

Accrued custodian, and portfolio accounting and tax fees	16	13	3	12	3	142

Accrued deferred trustee compensation and retirement benefits	8	4	1	6	1	11

Accrued foreign capital gains tax	-	-	-	-	-	656

Accrued other	33	39	6	44	8	123

Other liabilities	-	-	-	-	-	3

Total Liabilities	5,139	3,366	357	3,312	692	4,026

NET ASSETS	$413,586	$509,623	$88,115	$533,799	$71,428	$1,453,178

NET ASSETS CONSIST OF:
Paid-in capital (2), (3)	$780,050	$598,711	$105,729	$1,054,282	$105,384	$1,313,457

Accumulated deficit (2)	(366,464)	(89,088)	(17,614)	(520,483)	(33,956)

Accumulated net investment loss (3)						(3,916)

Accumulated net realized loss (3)						(169,697)

Net unrealized appreciation on investments and assets and liabilities in foreign currencies (3)						313,334

NET ASSETS	$413,586	$509,623	$88,115	$533,799	$71,428	$1,453,178

Shares outstanding, $.001 par value (unlimited shares authorized)	45,799	45,214	9,341	44,229	16,353	112,055

Net Asset Value Per Share	$9.03	$11.27	$9.43	$12.07	$4.37	$12.97

Investments, at cost	$502,450	$441,670	$71,888	$468,336	$61,067	$1,106,948

Repurchase agreements, at cost	10,360	11,932	4,295	9,758	4,164	30,830

Foreign currency held, at cost	-	-	-	-	3	2,010

(1)	Includes margin deposits segregated for futures contracts in the Small-Cap Index Portfolio of $654.
(2)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 in Notes to Financial Statements).
(3)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 14 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2010 (Unaudited)	International	International	International	American Funds	Multi-
(In thousands, except per share amounts)	Large-Cap	Small-Cap	Value	Asset Allocation	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at value	$2,107,124	$758,908	$1,393,624	$169,459	$185,332

Repurchase agreements, at value	229	10,101	21,605	-	17,592

Cash (1)	-	-	508	-	258

Foreign currency held, at value (1)	1,189	1,849	6,929	-	-

Receivables:
Dividends and interest	4,376	1,950	5,363	-	862

Fund shares sold	512	510	1,330	309	-

Securities sold	400	4,030	5,358	-	15,563

Variation margin	-	-	195	-	29

Other	-	-	-	-	10

Swap contracts, at value	-	-	-	-	8

Forward foreign currency contracts appreciation	-	-	4,711	-	-

Other assets	-	4	-	-	-

Total Assets	2,113,830	777,352	1,439,623	169,768	219,654

LIABILITIES
Payables:
Fund shares redeemed	763	175	139	-	60

Securities purchased	482	4,359	15,612	309	37,858

Accrued advisory fees	1,359	558	790	58	70

Accrued service fees	84	31	57	7	7

Accrued support service expenses	14	5	17	3	1

Accrued custodian, and portfolio accounting and tax fees	80	42	66	3	15

Accrued deferred trustee compensation and retirement benefits	20	5	17	1	5

Accrued adviser recoupment	-	-	-	-	19

Accrued other	169	52	130	10	29

Swap contracts, at value	-	-	-	-	27

Forward foreign currency contracts depreciation	-	-	724	-	-

Other liabilities	4	-	41	-	-

Total Liabilities	2,975	5,227	17,593	391	38,091

NET ASSETS	$2,110,855	$772,125	$1,422,030	$169,377	$181,563

NET ASSETS CONSIST OF:
Paid-in capital (2), (3)	$2,583,657	$1,121,904	$3,028,188	$164,238	$353,527

Undistributed/accumulated earnings (deficit) (3)				5,139	(171,964)

Undistributed/accumulated net investment income (loss) (2)	24,534	(7,010)	24,247

Accumulated net realized loss (2)	(288,118)	(341,348)	(1,297,023)

Net unrealized depreciation on investments and assets and liabilities in foreign currencies (2)	(209,218)	(1,421)	(333,382)

NET ASSETS	$2,110,855	$772,125	$1,422,030	$169,377	$181,563

Shares outstanding, $.001 par value (unlimited shares authorized)	393,663	122,233	158,641	14,020	17,955

Net Asset Value Per Share	$5.36	$6.32	$8.96	$12.08	$10.11

Investments, at cost	$2,316,271	$760,289	$1,731,084	$167,937	$197,769

Repurchase agreements, at cost	229	10,101	21,605	-	17,592

Foreign currency held, at cost	1,188	1,850	6,948	-	-

(1)	Includes margin deposits segregated for futures contracts in the International Value and Multi-Strategy Portfolios of $1,031 and $258, respectively.
(2)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 14 in Notes to Financial Statements).
(3)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)	Cash	Diversified	Floating	High Yield	Inflation	Managed
(In thousands)	Management	Bond	Rate Loan	Bond	Managed	Bond
	Portfolio (1)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$2	$-	$88	$120	$3,141

Interest, net of foreign taxes withheld	1,363	51,209	27,729	50,118	59,521	104,056

Securities lending	-	41	-	38	-	30

Other	-	28	50	10	1	8

Total Investment Income	1,363	51,280	27,779	50,254	59,642	107,235

EXPENSES
Advisory fees	722	4,763	3,713	2,218	8,860	10,736

Service fees	1,073	2,381	990	1,109	4,455	5,442

Support services expenses	33	85	40	38	130	175

Custodian fees and expenses	3	13	12	3	51	84

Portfolio accounting and tax fees	33	96	210	56	175	241

Printing expenses	14	34	13	14	60	76

Postage and mailing expenses	10	23	9	9	39	50

Legal and audit fees	35	80	37	49	111	222

Trustees’ compensation and expenses	19	36	16	18	70	83

Interest expense and commitment fees	2	12	5	2	31	18

Other	9	20	63	9	35	44

Total Expenses	1,953	7,543	5,108	3,525	14,017	17,171

Custodian Credits	-	-	-	-	(2)	(1)

Advisory Fee Waiver (2)	-	-	(171)	-	-	-

Adviser Reimbursement	(28)	-	-	-	-	-

Net Expenses	1,925	7,543	4,937	3,525	14,015	17,170

NET INVESTMENT INCOME (LOSS)	(562)	43,737	22,842	46,729	45,627	90,065

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security transactions	(1)	19,977	(67,679)	32,280	99,596	68,822

Futures contracts and swap transactions	-	(3,412)	-	-	(4,700)	96,528

Written option transactions	-	971	-	-	10,120	17,447

Foreign currency transactions	-	3,418	110	(5)	5,487	4,712

Net Realized Gain (Loss)	(1)	20,954	(67,569)	32,275	110,503	187,509

Change in net unrealized appreciation (depreciation) on:
Investment securities	-	83,541	57,163	(41,430)	83,324	72,716

Unfunded loan commitments	-	-	(15)	-	-	-

Short positions	-	(1)	-	-	-	(1,349)

Futures contracts and swaps	-	(20,183)	-	-	12,610	(15,329)

Written options	-	14	-	-	(7,859)	(14,248)

Foreign currencies	-	2,125	(206)	(1)	13,249	14,410

Change in Net Unrealized Appreciation (Depreciation)	-	65,496	56,942	(41,431)	101,324	56,200

Payment by an affiliate (see Note 7 in Notes to Financial Statements)	-	144	-	16	-	680

NET GAIN (LOSS)	(1)	86,594	(10,627)	(9,140)	211,827	244,389

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($563)	$130,331	$12,215	$37,589	$257,454	$334,454

Foreign taxes withheld on dividends and interest	$-	$2	$-	$6	$-	$-

(1)	Prior to May 1, 2010, Cash Management Portfolio was named Money Market Portfolio.
(2)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Floating Rate Loan Portfolio (see Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)	Short Duration	American	American Funds		Dividend
(In thousands)	Bond	Funds Growth	Growth-Income	Comstock	Growth	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio (1)	Portfolio
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$-	$1,975	$3,996	$-	$-	$-

Dividends, net of foreign taxes withheld	-	-	-	23,474	6,418	725

Interest, net of foreign taxes withheld	19,454	-	-	2	1	-

Securities lending	7	-	-	10	29	21

Total Investment Income	19,461	1,975	3,996	23,486	6,448	746

EXPENSES
Advisory fees	3,033	3,417	5,244	7,197	2,109	314

Service fees	1,517	911	1,415	2,067	633	139

Support services expenses	54	25	38	66	28	8

Custodian fees and expenses	30	-	-	4	2	1

Portfolio accounting and tax fees	71	17	25	70	20	7

Printing expenses	21	12	18	27	10	2

Postage and mailing expenses	14	8	12	17	7	1

Legal and audit fees	39	22	37	66	28	6

Trustees’ compensation and expenses	24	15	23	33	9	2

Interest expense and commitment fees	6	2	2	2	1	-

Other	12	7	11	20	8	1

Total Expenses	4,821	4,436	6,825	9,569	2,855	481

Advisory Fee Waiver (2)	-	(1,549)	(2,406)	-	-	-

Net Expenses	4,821	2,887	4,419	9,569	2,855	481

NET INVESTMENT INCOME (LOSS)	14,640	(912)	(423)	13,917	3,593	265

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities from affiliated mutual fund investment	-	(33,198)	(33,135)	-	-	-

Investment security transactions	8,329	-	-	(5,351)	58,502	2,534

Futures contracts transactions	3,660	-	-	(120)	-	-

Foreign currency transactions	-	-	-	-	67	-

Net Realized Gain (Loss)	11,989	(33,198)	(33,135)	(5,471)	58,569	2,534

Change in net unrealized appreciation (depreciation) on:
Investment securities from affiliated mutual fund investment	-	(15,190)	(79,074)	-	-	-

Investment securities	11,003	-	-	(123,260)	(180,591)	(16,361)

Futures contracts	(486)	-	-	-	-	-

Change in Net Unrealized Appreciation (Depreciation)	10,517	(15,190)	(79,074)	(123,260)	(180,591)	(16,361)

Payment by an affiliate (see Note 7 in Notes to Financial Statements)	109	-	-	-	-	3

NET GAIN (LOSS)	22,615	(48,388)	(112,209)	(128,731)	(122,022)	(13,824)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,255	($49,300)	($112,632)	($114,814)	($118,429)	($13,559)

Foreign taxes withheld on dividends and interest	$-	$-	$-	$386	$103	$1

(1)	Prior to May 1, 2010, Dividend Growth Portfolio was named Diversified Research Portfolio.
(2)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the American Funds Growth and American Funds Growth-Income Portfolios (see Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)	Equity	Focused	Growth	Large-Cap	Large-Cap	Long/Short
(In thousands)	Index	30	LT	Growth	Value	Large-Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$31,798	$634	$10,747	$5,992	$39,768	$17,473

Interest, net of foreign taxes withheld	1	1	13	1	31	9

Securities lending	71	-	5	4	20	66

Other	-	-	20	-	-	-

Total Investment Income	31,870	635	10,785	5,997	39,819	17,548

EXPENSES
Advisory fees	835	623	4,275	4,471	9,257	7,326

Service fees	3,342	170	1,554	1,265	3,134	1,465

Support services expenses	92	8	47	47	90	46

Custodian fees and expenses	8	8	15	3	11	11

Portfolio accounting and tax fees	122	9	53	43	105	62

Printing expenses	40	2	20	16	40	19

Postage and mailing expenses	26	1	13	11	26	13

Legal and audit fees	106	13	42	40	83	54

Trustees’ compensation and expenses	56	3	25	21	51	24

Interest expense and commitment fees	6	1	2	2	3	859

Dividend expenses	-	-	-	-	-	2,386

Other	30	4	16	10	27	15

Total Expenses	4,663	842	6,062	5,929	12,827	12,280

Advisory Fee Waiver (1)	-	-	-	(158)	-	(879)

Net Expenses	4,663	842	6,062	5,771	12,827	11,401

NET INVESTMENT INCOME (LOSS)	27,207	(207)	4,723	226	26,992	6,147

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security transactions	(56,045)	26	11,560	100,325	23,218	162,379

Closed short positions	-	-	-	-	-	(47,160)

Futures contracts transactions	(137)	-	-	-	(436)	(378)

Written option transactions	-	-	60	-	-	-

Foreign currency transactions	-	(19)	15,985	-	21	-

Net Realized Gain (Loss)	(56,182)	7	27,605	100,325	22,803	114,841

Change in net unrealized appreciation (depreciation) on:
Investment securities	(45,453)	(15,572)	(154,111)	(232,609)	(290,196)	(305,029)

Short positions	-	-	-	-	-	70,251

Futures contracts	(597)	-	-	-	-	(402)

Written options	-	-	(50)	-	-	-

Foreign currencies	-	(1)	(3,588)	-	(13)	-

Change in Net Unrealized Depreciation	(46,050)	(15,573)	(157,749)	(232,609)	(290,209)	(235,180)

Payment by an affiliate (see Note 7 in Notes to Financial Statements)	-	9	1	-	-	-

NET LOSS	(102,232)	(15,557)	(130,143)	(132,284)	(267,406)	(120,339)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($75,025)	($15,764)	($125,420)	($132,058)	($240,414)	($114,192)

Foreign taxes withheld on dividends and interest	$-	$44	$242	$8	$1,377	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Large-Cap Growth and Long/Short Large-Cap Portfolios (see Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
(In thousands)	Core	Equity	Growth	Value	Equity	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$10,559	$13,338	$4,843	$8,244	$5,672	$1,010

Interest, net of foreign taxes withheld	1	1	1	1	4	1

Securities lending	4	6	487	-	7	38

Total Investment Income	10,564	13,345	5,331	8,245	5,683	1,049

EXPENSES
Advisory fees	2,864	6,204	4,046	3,788	2,982	1,817

Service fees	1,273	1,909	1,156	1,089	795	606

Support services expenses	41	55	90	33	47	26

Custodian fees and expenses	-	5	9	4	11	2

Portfolio accounting and tax fees	45	65	68	37	30	25

Printing expenses	16	25	15	14	11	8

Postage and mailing expenses	10	16	10	9	7	4

Legal and audit fees	43	46	163	35	39	23

Trustees’ compensation and expenses	21	30	19	17	12	8

Interest expense and commitment fees	2	3	3	1	1	1

Other	14	11	12	11	7	-

Total Expenses	4,329	8,369	5,591	5,038	3,942	2,520

Custodian Credits	-	-	(1)	-	-	-

Net Expenses	4,329	8,369	5,590	5,038	3,942	2,520

NET INVESTMENT INCOME (LOSS)	6,235	4,976	(259)	3,207	1,741	(1,471)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security transactions	74,614	128,887	43,291	128,095	156,961	40,368

Futures contracts transactions	(276)	(294)	(532)	(454)	(628)	(284)

Foreign currency transactions	-	-	79	-	-	-

Net Realized Gain	74,338	128,593	42,838	127,641	156,333	40,084

Change in net unrealized appreciation (depreciation) on:
Investment securities	(151,504)	(156,948)	(18,303)	(143,211)	(254,853)	(38,000)

Futures contracts	-	-	-	-	(87)	-

Foreign currencies	-	-	(6)	-	-	-

Change in Net Unrealized Depreciation	(151,504)	(156,948)	(18,309)	(143,211)	(254,940)	(38,000)

Payment by an affiliate (see Note 7 in Notes to Financial Statements)	-	-	20	-	39	-

NET GAIN (LOSS)	(77,166)	(28,355)	24,549	(15,570)	(98,568)	2,084

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($70,931)	($23,379)	$24,290	($12,363)	($96,827)	$613

Foreign taxes withheld on dividends and interest	$25	$-	$128	$-	$-	$4

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)	Small-Cap	Small-Cap	Health	Real		Emerging
(In thousands)	Index	Value	Sciences	Estate	Technology	Markets
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,887	$9,211	$286	$5,625	$118	$13,789

Interest, net of foreign taxes withheld	1	2	-	1	-	3

Securities lending	196	110	30	4	3	7

Total Investment Income	3,084	9,323	316	5,630	121	13,799

EXPENSES
Advisory fees	701	2,445	427	2,511	358	6,483

Service fees	468	652	95	603	80	1,621

Support services expenses	31	33	5	21	16	54

Custodian fees and expenses	10	2	1	2	2	198

Portfolio accounting and tax fees	36	24	7	22	5	100

Printing expenses	6	8	1	8	1	21

Postage and mailing expenses	4	5	1	5	1	13

Legal and audit fees	53	53	6	22	10	51

Trustees’ compensation and expenses	7	10	2	9	1	27

Interest expense and commitment fees	1	1	-	1	-	3

Other	7	4	1	6	1	39

Total Expenses	1,324	3,237	546	3,210	475	8,610

Custodian Credits	-	-	-	-	-	(2)

Net Expenses	1,324	3,237	546	3,210	475	8,608

NET INVESTMENT INCOME (LOSS)	1,760	6,086	(230)	2,420	(354)	5,191

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security transactions (1)	(18,362)	55,550	5,055	2,028	6,205	80,254

Futures contracts transactions	551	(3,430)	-	-	-	(1,282)

Foreign currency transactions	-	-	6	-	(34)	(1,091)

Net Realized Gain (Loss)	(17,811)	52,120	5,061	2,028	6,171	77,881

Change in net unrealized appreciation (depreciation) on:
Investment securities (2)	10,068	(31,013)	(4,460)	45,082	(9,184)	(142,931)

Futures contracts	(611)	-	-	-	-	-

Foreign currencies	-	-	-	-	20	(55)

Change in Net Unrealized Appreciation (Depreciation)	9,457	(31,013)	(4,460)	45,082	(9,164)	(142,986)

Payment by an affiliate (see Note 7 in Notes to Financial Statements)	9	-	7	-	19	-

NET GAIN (LOSS)	(8,345)	21,107	608	47,110	(2,974)	(65,105)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($6,585)	$27,193	$378	$49,530	($3,328)	($59,914)

Foreign taxes withheld on dividends and interest	$-	$107	$11	$54	$4	$1,134

(1)	Realized gain on investment security transactions for the Emerging Markets Portfolio is net of foreign capital gains tax withheld of $159.
(2)	Change in net unrealized appreciation (depreciation) on securities for the Emerging Markets Portfolio are net of decrease in deferred foreign capital gains tax of $1,260.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)	International	International	International	American Funds	Multi-
(In thousands)	Large-Cap	Small-Cap	Value	Asset Allocation	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$36,611	$12,518	$34,549	$-	$925

Dividends from mutual fund investments	-	-	-	718	-

Interest, net of foreign taxes withheld	28	1	2	-	1,990

Securities lending	21	99	46	-	13

Total Investment Income	36,660	12,618	34,597	718	2,928

EXPENSES
Advisory fees	9,121	3,690	6,051	611	443

Service fees	2,395	868	1,862	163	197

Support services expenses	83	34	70	6	14

Custodian fees and expenses	76	57	67	-	10

Portfolio accounting and tax fees	85	31	68	7	25

Printing expenses	31	11	23	2	3

Postage and mailing expenses	20	7	15	2	2

Legal and audit fees	87	36	55	6	8

Trustees’ compensation and expenses	40	14	32	2	3

Interest expense and commitment fees	4	1	3	-	1

Offering expenses	-	-	-	5	-

Recoupment of adviser reimbursement	-	-	-	-	19

Other	27	10	25	1	2

Total Expenses	11,969	4,759	8,271	805	727

Custodian Credits	(3)	-	(9)	-	-

Advisory Fee Waiver (1)	-	-	-	(277)	-

Net Expenses	11,966	4,759	8,262	528	727

NET INVESTMENT INCOME	24,694	7,859	26,335	190	2,201

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security transactions	(38,245)	26,463	(115,458)	1,913	8,185

Futures contracts and swap transactions	(5,553)	(767)	(13,083)	-	377

Foreign currency transactions	(2,037)	(491)	(4,127)	-	(34)

Net Realized Gain (Loss)	(45,835)	25,205	(132,668)	1,913	8,528

Change in net unrealized appreciation (depreciation) on:
Investment securities	(258,703)	(90,746)	(197,501)	(12,491)	(15,483)

Futures contracts and swaps	-	-	(436)	-	516

Foreign currencies	(61)	32	4,029	-	(3)

Change in Net Unrealized Depreciation	(258,764)	(90,714)	(193,908)	(12,491)	(14,970)

Payment by an affiliate (see Note 7 in Notes to Financial Statements)	-	-	8	-	24

NET LOSS	(304,599)	(65,509)	(326,568)	(10,578)	(6,418)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($279,905)	($57,650)	($300,233)	($10,388)	($4,217)

Foreign taxes withheld on dividends and interest	$4,727	$1,428	$3,766	$-	$20

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the American Funds Asset Allocation Portfolio (see Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009	2010	2009
	Cash Management
	Portfolio (1)		Diversified Bond Portfolio		Floating Rate Loan Portfolio
OPERATIONS
Net investment income (loss)	($562)	$2,864	$43,737	$72,807	$22,842	$36,863

Net realized gain (loss)	(1)	(9)	20,954	24,086	(67,569)	(83,431)

Change in net unrealized appreciation (depreciation)	-	-	65,496	157,208	56,942	221,158

Payment by an affiliate	-	-	144	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(563)	2,855	130,331	254,101	12,215	174,590

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(51)	(3,427)	(46,097)	(69,017)	(27,655)	(39,668)

Net realized gains	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	(51)	(3,427)	(46,097)	(69,017)	(27,655)	(39,668)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	309,951	533,188	934,962	164,922	96,537	165,105

Dividend and distribution reinvestments	51	3,427	46,097	69,017	27,655	39,668

Cost of shares repurchased	(455,183)	(1,037,406)	(111,622)	(198,124)	(45,798)	(34,224)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(145,181)	(500,791)	869,437	35,815	78,394	170,549

NET INCREASE (DECREASE) IN NET ASSETS	(145,795)	(501,363)	953,671	220,899	62,954	305,471

NET ASSETS
Beginning of Year or Period	1,157,560	1,658,923	2,080,046	1,859,147	962,607	657,136

End of Year or Period	$1,011,765	$1,157,560	$3,033,717	$2,080,046	$1,025,561	$962,607

Undistributed/Accumulated Net Investment Income (Loss)	($699)	($86)	$6,112	$8,472	($5,549)	($736)

	High Yield Bond Portfolio		Inflation Managed Portfolio		Managed Bond Portfolio
OPERATIONS
Net investment income	$46,729	$82,882	$45,627	$104,431	$90,065	$230,951

Net realized gain (loss)	32,275	(50,217)	110,503	529,762	187,509	(11,195)

Change in net unrealized appreciation (depreciation)	(41,431)	272,119	101,324	129,564	56,200	641,267

Payment by an affiliate	16	-	-	-	680	-

Net Increase in Net Assets Resulting from Operations	37,589	304,784	257,454	763,757	334,454	861,023

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(50,143)	(77,391)	(66,504)	(163,117)	(156,347)	(305,970)

Net realized gains	-	-	-	(160,545)	-	(301,619)

Net Decrease from Dividends and Distributions to Shareholders	(50,143)	(77,391)	(66,504)	(323,662)	(156,347)	(607,589)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	70,003	296,972	283,870	174,982	1,386,281	265,172

Dividend and distribution reinvestments	50,143	77,391	66,504	323,662	156,347	607,589

Cost of shares repurchased	(158,396)	(112,881)	(170,126)	(588,726)	(281,219)	(529,429)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(38,250)	261,482	180,248	(90,082)	1,261,409	343,332

NET INCREASE (DECREASE) IN NET ASSETS	(50,804)	488,875	371,198	350,013	1,439,516	596,766

NET ASSETS
Beginning of Year or Period	1,140,825	651,950	4,333,598	3,983,585	5,005,993	4,409,227

End of Year or Period	$1,090,021	$1,140,825	$4,704,796	$4,333,598	$6,445,509	$5,005,993

Undistributed/Accumulated Net Investment Income (Loss)	$2,824	$6,238	$13,341	$34,218	($1,680)	$64,602

(1)	Prior to May 1, 2010, Cash Management Portfolio was named Money Market Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009	2010	2009
			American Funds		American Funds
	Short Duration Bond Portfolio		Growth Portfolio		Growth-Income Portfolio
OPERATIONS
Net investment income (loss)	$14,640	$44,070	($912)	$931	($423)	$15,676

Net realized gain (loss)	11,989	(91,324)	(33,198)	(392,730)	(33,135)	(30,570)

Change in net unrealized appreciation (depreciation)	10,517	161,904	(15,190)	691,262	(79,074)	369,515

Payment by an affiliate	109	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	37,255	114,650	(49,300)	299,463	(112,632)	354,621

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(16,398)	(41,997)	(26)	(984)	-	(15,756)

Net realized gains	-	-	-	(197,387)	-	(133,619)

Net Decrease from Dividends and Distributions to Shareholders	(16,398)	(41,997)	(26)	(198,371)	-	(149,375)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	239,046	164,894	22,434	64,928	20,413	69,236

Dividend and distribution reinvestments	16,398	41,997	26	198,371	-	149,375

Cost of shares repurchased	(77,366)	(405,557)	(76,621)	(622,747)	(229,917)	(86,319)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	178,078	(198,666)	(54,161)	(359,448)	(209,504)	132,292

NET INCREASE (DECREASE) IN NET ASSETS	198,935	(126,013)	(103,487)	(258,356)	(322,136)	337,538

NET ASSETS
Beginning of Year or Period	1,446,376	1,572,389	927,858	1,186,214	1,496,349	1,158,811

End of Year or Period	$1,645,311	$1,446,376	$824,371	$927,858	$1,174,213	$1,496,349

Undistributed Net Investment Income	$705	$2,463	N/A	N/A	N/A	N/A

	Comstock Portfolio		Dividend Growth Portfolio (1)		Equity Portfolio
OPERATIONS
Net investment income	$13,917	$26,183	$3,593	$7,312	$265	$1,225

Net realized gain (loss)	(5,471)	(252,266)	58,569	(168,375)	2,534	(38,541)

Change in net unrealized appreciation (depreciation)	(123,260)	713,059	(180,591)	285,315	(16,361)	77,301

Payment by an affiliate	-	-	-	-	3	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(114,814)	486,976	(118,429)	124,252	(13,559)	39,985

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(754)	(25,494)	(132)	(7,270)	(106)	(1,219)

Net realized gains	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	(754)	(25,494)	(132)	(7,270)	(106)	(1,219)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	17,127	236,575	581,625	17,865	2,445	6,925

Dividend and distribution reinvestments	754	25,494	132	7,270	106	1,219

Cost of shares repurchased	(158,585)	(95,368)	(40,681)	(340,330)	(13,193)	(26,248)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(140,704)	166,701	541,076	(315,195)	(10,642)	(18,104)

NET INCREASE (DECREASE) IN NET ASSETS	(256,272)	628,183	422,515	(198,213)	(24,307)	20,662

NET ASSETS
Beginning of Year or Period	2,107,716	1,479,533	481,930	680,143	146,529	125,867

End of Year or Period	$1,851,444	$2,107,716	$904,445	$481,930	$122,222	$146,529

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Prior to May 1, 2010, Dividend Growth Portfolio was named Diversified Research Portfolio.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009	2010	2009

	Equity Index Portfolio		Focused 30 Portfolio		Growth LT Portfolio
OPERATIONS
Net investment income (loss)	$27,207	$57,886	($207)	($270)	$4,723	$8,233

Net realized gain (loss)	(56,182)	(20,371)	7	(122,839)	27,605	(260,976)

Change in net unrealized appreciation (depreciation)	(46,050)	790,309	(15,573)	216,557	(157,749)	701,715

Payment by an affiliate	-	-	9	-	1	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(75,025)	827,824	(15,764)	93,448	(125,420)	448,972

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,058)	(56,951)	-	-	(8,233)	(14,793)

Net realized gains	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	(1,058)	(56,951)	-	-	(8,233)	(14,793)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	43,687	1,415,911	16,695	53,405	21,749	59,381

Dividend and distribution reinvestments	1,058	56,951	-	-	8,233	14,793

Cost of shares repurchased	(1,488,306)	(209,868)	(41,998)	(321,419)	(103,336)	(149,187)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,443,561)	1,262,994	(25,303)	(268,014)	(73,354)	(75,013)

NET INCREASE (DECREASE) IN NET ASSETS	(1,519,644)	2,033,867	(41,067)	(174,566)	(207,007)	359,166

NET ASSETS
Beginning of Year or Period	3,772,752	1,738,885	180,909	355,475	1,606,364	1,247,198

End of Year or Period	$2,253,108	$3,772,752	$139,842	$180,909	$1,399,357	$1,606,364

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

					Long/Short Large-Cap
	Large-Cap Growth Portfolio		Large-Cap Value Portfolio		Portfolio
OPERATIONS
Net investment income	$226	$575	$26,992	$59,194	$6,147	$10,645

Net realized gain (loss)	100,325	(13,587)	22,803	(212,136)	114,841	(58,767)

Change in net unrealized appreciation (depreciation)	(232,609)	376,859	(290,209)	809,444	(235,180)	376,109

Net Increase (Decrease) in Net Assets Resulting from Operations	(132,058)	363,847	(240,414)	656,502	(114,192)	327,987

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	-	(659)	(489)	(58,766)	(815)	(9,834)

Net realized gains	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	-	(659)	(489)	(58,766)	(815)	(9,834)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	24,931	479,118	26,165	686,939	36,013	463,546

Dividend and distribution reinvestments	-	659	489	58,766	815	9,834

Cost of shares repurchased	(55,214)	(56,959)	(388,995)	(130,108)	(50,248)	(38,377)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(30,283)	422,818	(362,341)	615,597	(13,420)	435,003

NET INCREASE (DECREASE) IN NET ASSETS	(162,341)	786,006	(603,244)	1,213,333	(128,427)	753,156

NET ASSETS
Beginning of Year or Period	1,318,154	532,148	3,278,645	2,065,312	1,480,513	727,357

End of Year or Period	$1,155,813	$1,318,154	$2,675,401	$3,278,645	$1,352,086	$1,480,513

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

		Year/Period
	Period Ended	Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009	2010	2009

	Main Street Core Portfolio		Mid-Cap Equity Portfolio		Mid-Cap Growth Portfolio
OPERATIONS
Net investment income (loss)	$6,235	$18,246	$4,976	$19,755	($259)	$3,337

Net realized gain (loss)	74,338	(467,074)	128,593	(613,990)	42,838	(3,023)

Change in net unrealized appreciation (depreciation)	(151,504)	769,210	(156,948)	1,209,759	(18,309)	425,172

Payment by an affiliate	-	-	-	-	20	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(70,931)	320,382	(23,379)	615,524	24,290	425,486

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(361)	(17,979)	(648)	(19,164)	(101)	(3,329)

Net realized gains	-	-	-	-	-	(1,454)

Net Decrease from Dividends and Distributions to Shareholders	(361)	(17,979)	(648)	(19,164)	(101)	(4,783)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	13,107	37,161	20,014	73,231	25,123	253,998

Dividend and distribution reinvestments	361	17,979	648	19,164	101	4,783

Cost of shares repurchased	(205,326)	(454,815)	(226,051)	(1,471,090)	(186,388)	(95,519)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(191,858)	(399,675)	(205,389)	(1,378,695)	(161,164)	163,262

NET INCREASE (DECREASE) IN NET ASSETS	(263,150)	(97,272)	(229,416)	(782,335)	(136,975)	583,965

NET ASSETS
Beginning of Year or Period	1,333,869	1,431,141	1,924,840	2,707,175	1,174,736	590,771

End of Year or Period	$1,070,719	$1,333,869	$1,695,424	$1,924,840	$1,037,761	$1,174,736

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Mid-Cap Value Portfolio (1)		Small-Cap Equity Portfolio		Small-Cap Growth Portfolio
OPERATIONS
Net investment income (loss)	$3,207	$6,179	$1,741	$5,033	($1,471)	($1,701)

Net realized gain (loss)	127,641	105,966	156,333	(32,135)	40,084	(95,123)

Change in net unrealized appreciation (depreciation)	(143,211)	154,944	(254,940)	192,565	(38,000)	307,408

Payment by an affiliate	-	-	39	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,363)	267,089	(96,827)	165,463	613	210,584

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(3)	(6,176)	(722)	(4,511)	-	-

Net realized gains	-	(78,890)	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	(3)	(85,066)	(722)	(4,511)	-	-

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	20,280	854,246	585,298	28,671	17,769	31,122

Dividend and distribution reinvestments	3	85,066	722	4,511	-	-

Cost of shares repurchased	(129,493)	(40,475)	(337,561)	(95,453)	(95,671)	(188,219)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(109,210)	898,837	248,459	(62,271)	(77,902)	(157,097)

NET INCREASE (DECREASE) IN NET ASSETS	(121,576)	1,080,860	150,910	98,681	(77,289)	53,487

NET ASSETS
Beginning of Year or Periods	1,080,860	-	710,807	612,126	605,964	552,477

End of Year or Periods	$959,284	$1,080,860	$861,717	$710,807	$528,675	$605,964

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Operations commenced on January 2, 2009.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009	2010	2009

	Small-Cap Index Portfolio		Small-Cap Value Portfolio		Health Sciences Portfolio
OPERATIONS
Net investment income (loss)	$1,760	$5,048	$6,086	$15,012	($230)	($450)

Net realized gain (loss)	(17,811)	(70,929)	52,120	(70,624)	5,061	(8,233)

Change in net unrealized appreciation (depreciation)	9,457	170,771	(31,013)	202,307	(4,460)	27,703

Payment by an affiliate	9	-	-	-	7	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,585)	104,890	27,193	146,695	378	19,020

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(390)	(4,785)	(541)	(14,568)	-	(96)

Net realized gains	-	(27,469)	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	(390)	(32,254)	(541)	(14,568)	-	(96)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	26,757	34,231	31,236	162,617	13,704	17,473

Dividend and distribution reinvestments	390	32,254	541	14,568	-	96

Cost of shares repurchased	(71,557)	(93,670)	(231,398)	(64,665)	(15,975)	(28,590)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(44,410)	(27,185)	(199,621)	112,520	(2,271)	(11,021)

NET INCREASE (DECREASE) IN NET ASSETS	(51,385)	45,451	(172,969)	244,647	(1,893)	7,903

NET ASSETS
Beginning of Year or Period	464,971	419,520	682,592	437,945	90,008	82,105

End of Year or Period	$413,586	$464,971	$509,623	$682,592	$88,115	$90,008

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Real Estate Portfolio		Technology Portfolio		Emerging Markets Portfolio
OPERATIONS
Net investment income (loss)	$2,420	$6,044	($354)	($340)	$5,191	$13,910

Net realized gain (loss)	2,028	(100,318)	6,171	932	77,881	(145,753)

Change in net unrealized appreciation (depreciation)	45,082	253,738	(9,164)	24,616	(142,986)	968,323

Payment by an affiliate	-	-	19	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	49,530	159,464	(3,328)	25,208	(59,914)	836,480

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	-	(10,135)	-	-	(10,213)	(12,465)

Net realized gains	-	(4,597)	-	-	-	(220,369)

Net Decrease from Dividends and Distributions to Shareholders	-	(14,732)	-	-	(10,213)	(232,834)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	19,431	56,385	11,148	33,375	42,458	75,741

Dividend and distribution reinvestments	-	14,732	-	-	10,213	232,834

Cost of shares repurchased	(145,737)	(67,785)	(18,486)	(20,906)	(261,923)	(201,379)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(126,306)	3,332	(7,338)	12,469	(209,252)	107,196

NET INCREASE (DECREASE) IN NET ASSETS	(76,776)	148,064	(10,666)	37,677	(279,379)	710,842

NET ASSETS
Beginning of Year or Period	610,575	462,511	82,094	44,417	1,732,557	1,021,715

End of Year or Period	$533,799	$610,575	$71,428	$82,094	$1,453,178	$1,732,557

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	($3,916)	$1,107

N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

		Year/Period
	Period Ended	Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009	2010	2009
	International Large-Cap		International Small-Cap
	Portfolio		Portfolio		International Value Portfolio
OPERATIONS
Net investment income	$24,694	$37,885	$7,859	$11,514	$26,335	$58,266

Net realized gain (loss)	(45,835)	(125,441)	25,205	(103,731)	(132,668)	(754,923)

Change in net unrealized appreciation (depreciation)	(258,764)	761,567	(90,714)	310,610	(193,908)	1,162,406

Payment by an affiliate	-	-	-	-	8	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(279,905)	674,011	(57,650)	218,393	(300,233)	465,749

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(3,770)	(35,547)	(15,933)	(10,807)	(21,310)	(41,773)

Net realized gains	-	-	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	(3,770)	(35,547)	(15,933)	(10,807)	(21,310)	(41,773)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	38,642	52,097	14,846	132,691	30,512	114,381

Dividend and distribution reinvestments	3,770	35,547	15,933	10,807	21,310	41,773

Cost of shares repurchased	(249,539)	(208,696)	(72,110)	(59,420)	(401,980)	(714,115)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(207,127)	(121,052)	(41,331)	84,078	(350,158)	(557,961)

NET INCREASE (DECREASE) IN NET ASSETS	(490,802)	517,412	(114,914)	291,664	(671,701)	(133,985)

NET ASSETS
Beginning of Year or Period	2,601,657	2,084,245	887,039	595,375	2,093,731	2,227,716

End of Year or Period	$2,110,855	$2,601,657	$772,125	$887,039	$1,422,030	$2,093,731

Undistributed/Accumulated Net Investment Income (Loss)	$24,534	$3,610	($7,010)	$1,063	$24,247	$19,222

	American Funds
	Asset Allocation Portfolio (1)		Multi-Strategy Portfolio
OPERATIONS
Net investment income	$190	$2,304	$2,201	$5,096

Net realized gain (loss)	1,913	1,523	8,528	(31,550)

Change in net unrealized appreciation (depreciation)	(12,491)	14,013	(14,970)	65,382

Payment by an affiliate	-	-	24	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,388)	17,840	(4,217)	38,928

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	-	(2,313)	(5,096)	(10,739)

Net realized gains	-	-	-	-

Net Decrease from Dividends and Distributions to Shareholders	-	(2,313)	(5,096)	(10,739)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	51,130	141,642	1,634	5,026

Dividend and distribution reinvestments	-	2,313	5,096	10,739

Cost of shares repurchased	(10,502)	(20,345)	(18,001)	(37,227)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	40,628	123,610	(11,271)	(21,462)

NET INCREASE (DECREASE) IN NET ASSETS	30,240	139,137	(20,584)	6,727

NET ASSETS
Beginning of Year or Periods	139,137	-	202,147	195,420

End of Year or Periods	$169,377	$139,137	$181,563	$202,147

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A

(1)	Operations commenced on February 2, 2009.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CASH FLOWS (1)

FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)	Floating	Long/Short
(In thousands)	Rate Loan	Large-Cap
	Portfolio	Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets from operations	$12,215	($114,192)

Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term securities	(697,608)	(1,304,441)

Proceeds from disposition of long-term securities	632,464	1,358,581

Purchases to cover securities sold short	-	(408,908)

Proceeds from securities sold short	-	366,880

Proceeds (purchases) of short-term securities, net	49,977	(2,438)

(Increase) decrease in dividends and interest receivable	(622)	572

Increase in receivable for securities sold	(71,740)	(9,048)

Increase in payable for securities purchased	29,882	8,542

Decrease in accrued advisory fees	(59)	(67)

Increase in accrued service fees	23	29

Decrease in accrued support service expenses	(8)	(10)

Increase in accrued custodian, and portfolio accounting and tax fees	39	15

Increase in accrued deferred trustee compensation and retirement benefits	4	8

Increase (decrease) in accrued dividends and interest payable (2)	-	(99)

Increase in accrued other payables	21	15

Change in net unrealized (appreciation) depreciation on investments	(57,163)	234,778

Change in net unrealized (appreciation) depreciation on unfunded loan commitments	15	-

Net realized (gain) loss on investment securities	67,679	(115,219)

Increase in due to custodian	-	4

(Increase) decrease in variation margin on futures contracts	-	(17)

Net amortization on investments	(7,744)	23

Net cash provided by (used in) operating activities	(42,625)	15,008

CASH FLOWS FROM FINANCING ACTIVITIES (3):
Proceeds from shares sold	95,326	35,340

Payments on shares redeemed	(45,166)	(50,348)

Net cash provided by (used in) financing activities	50,160	(15,008)

NET INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCY	7,535	-

CASH AND FOREIGN CURRENCY:
Beginning of Period	21	-

End of Period	$7,556 (4)	$-

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statements of Cash Flows. The cash amounts shown in the Statements of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency on hand at their custodian bank and do not include any short-term investments. The Floating Rate Loan and Long/Short Large-Cap Portfolios have not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes Statements of Cash Flows. All other portfolios have met the exemption criteria.
(2)	Interest paid by the Floating Rate Loan Portfolio was $5.
(3)	Reinvestment of dividends for the Floating Rate Loan and Long/Short Large-Cap Portfolios was $27,655 and $815, respectively.
(4)	The effect of exchange rate changes on cash balances held in foreign currencies by the Floating Rate Loan Portfolio was ($206).

See Notes to Financial Statements

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period ended were as follows:

																	Ratio of
																	Net
															Ratio of	Ratio of	Investment
															Expenses	Expenses	Income
	Net										Net			Net	After	Before	(Loss)
	Asset										Asset			Assets,	Expense	Expense	After Expense
	Value,	Net	Net		Total	Distributions		Distributions			Value,			End of	Reductions	Reductions	Reductions
	Beginning of	Investment	Realized		from	from Net		from			End of			Year or	to Average	to Average	To Average	Portfolio
	Year or	Income	and Unrealized		Investment	Investment		Capital	Total		Year or	Total		Period	Net	Net	Net	Turnover
For the Year or Period Ended	Period	(Loss)	Gain (Loss)		Operations	Income		Gains	Distributions		Period	Returns (1)		(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Rates
Cash Management (4), (5)
2010 (6)	$10.09	($0.01)	$0.01		$-	($-	) (7)	$-	($-	) (7)	$10.09	(0.05%)		$1,011,765	0.36%	0.36%	(0.10%)	N/A
2009	10.10	0.02	(0.01)		0.01	(0.02)		-	(0.02)		10.09	0.17%		1,157,560	0.36%	0.36%	0.20%	N/A
2008	10.08	0.23	0.01		0.24	(0.22)		-	(0.22)		10.10	2.36%		1,658,923	0.35%	0.35%	2.29%	N/A
2007	10.08	0.49	(-	) (7)	0.49	(0.49)		-	(0.49)		10.08	4.99%		1,047,501	0.35%	0.36%	4.83%	N/A
2006	10.09	0.47	(0.01)		0.46	(0.47)		-	(0.47)		10.08	4.69%		970,375	0.37%	0.37%	4.63%	N/A
2005	10.09	0.28	-		0.28	(0.28)		-	(0.28)		10.09	2.82%		874,177	0.37%	0.37%	2.77%	N/A

Diversified Bond (4)
2010 (6)	$9.54	$0.18	$0.34	(8)	$0.52	($0.15)		$-	($0.15)		$9.91	5.45	% (8)	$3,033,717	0.63%	0.63%	3.66%	296.76%
2009	8.63	0.35	0.89		1.24	(0.33)		-	(0.33)		9.54	14.13%		2,080,046	0.64%	0.64%	3.79%	515.78%
2008	9.77	0.42	(1.19)		(0.77)	(0.37)		-	(0.37)		8.63	(7.80%)		1,859,147	0.63%	0.63%	4.50%	720.07%
2007	10.15	0.50	(0.38)		0.12	(0.48)		(0.02)	(0.50)		9.77	1.32%		2,021,197	0.63%	0.63%	5.02%	925.04%
2006 (9)	10.00	0.33	0.19		0.52	(0.31)		(0.06)	(0.37)		10.15	5.20%		776,087	0.64%	0.64%	4.82%	466.45%

Floating Rate Loan (4)
2010 (6)	$7.32	$0.17	($0.07)		$0.10	($0.20)		$-	($0.20)		$7.22	1.31%		$1,025,561	1.00%	1.03%	4.61%	67.11%
2009	6.16	0.31	1.17		1.48	(0.32)		-	(0.32)		7.32	24.31%		962,607	1.02%	1.02%	4.44%	71.37%
2008	9.41	0.62	(3.28)		(2.66)	(0.59)		-	(0.59)		6.16	(29.28%)		657,136	1.02%	1.02%	7.35%	32.13%
2007 (10)	10.00	0.43	(0.62)		(0.19)	(0.40)		-	(0.40)		9.41	(1.86%)		772,538	1.03%	1.03%	6.56%	12.05%

High Yield Bond (4)
2010 (6)	$6.06	$0.26	($0.05	) (8)	$0.21	($0.29)		$-	($0.29)		$5.98	3.37	% (8)	$1,090,021	0.64%	0.64%	8.43%	59.26%
2009	4.66	0.50	1.33		1.83	(0.43)		-	(0.43)		6.06	39.87%		1,140,825	0.64%	0.64%	9.05%	112.27%
2008	6.58	0.50	(1.92)		(1.42)	(0.50)		-	(0.50)		4.66	(22.20%)		651,950	0.63%	0.63%	8.35%	43.18%
2007	6.93	0.53	(0.36)		0.17	(0.52)		-	(0.52)		6.58	2.44%		792,270	0.63%	0.63%	7.67%	40.57%
2006	6.82	0.50	0.11		0.61	(0.50)		-	(0.50)		6.93	9.42%		838,795	0.64%	0.64%	7.34%	64.84%
2005	7.15	0.49	(0.33)		0.16	(0.49)		-	(0.49)		6.82	2.37%		872,657	0.64%	0.64%	7.10%	70.32%

Inflation Managed (4)
2010 (6)	$11.06	$0.12	$0.55		$0.67	($0.17)		$-	($0.17)		$11.56	5.94%		$4,704,796	0.63%	0.63%	2.05%	245.26%
2009	9.94	0.27	1.74		2.01	(0.44)		(0.45)	(0.89)		11.06	20.80%		4,333,598	0.64%	0.64%	2.56%	623.14%
2008	11.35	0.44	(1.47)		(1.03)	(0.32)		(0.06)	(0.38)		9.94	(9.34%)		3,983,585	0.63%	0.64%	3.91%	1,070.59%
2007	10.75	0.51	0.56		1.07	(0.47)		-	(0.47)		11.35	10.14%		4,752,429	0.62%	0.62%	4.64%	916.41%
2006	11.50	0.46	(0.42)		0.04	(0.44)		(0.35)	(0.79)		10.75	0.52%		3,387,225	0.63%	0.64%	4.20%	945.17%
2005	12.38	0.33	(0.02)		0.31	(0.35)		(0.84)	(1.19)		11.50	2.54%		2,805,140	0.64%	0.64%	2.81%	1,092.46%

Managed Bond (4)
2010 (6)	$11.08	$0.19	$0.51	(8)	$0.70	($0.29)		$-	($0.29)		$11.49	6.24	% (8)	$6,445,509	0.63%	0.63%	3.31%	227.58%
2009	10.52	0.55	1.54		2.09	(0.75)		(0.78)	(1.53)		11.08	21.01%		5,005,993	0.64%	0.64%	5.03%	744.21%
2008	11.34	0.60	(0.80)		(0.20)	(0.51)		(0.11)	(0.62)		10.52	(1.71%)		4,409,227	0.64%	0.64%	5.39%	1,137.03%
2007	10.92	0.52	0.40		0.92	(0.49)		(0.01)	(0.50)		11.34	8.53%		4,819,028	0.63%	0.64%	4.76%	1,041.87%
2006	10.85	0.47	0.04		0.51	(0.44)		-	(0.44)		10.92	4.81%		3,758,133	0.65%	0.66%	4.35%	835.49%
2005	11.29	0.39	(0.10)		0.29	(0.37)		(0.36)	(0.73)		10.85	2.63%		3,520,109	0.65%	0.66%	3.54%	825.36%

Short Duration Bond (4)
2010 (6)	$9.27	$0.09	$0.15	(8)	$0.24	($0.10)		$-	($0.10)		$9.41	2.51	% (8)	$1,645,311	0.64%	0.64%	1.93%	59.82%
2009	8.81	0.28	0.46		0.74	(0.28)		-	(0.28)		9.27	8.66%		1,446,376	0.64%	0.64%	3.06%	181.12%
2008	9.65	0.36	(0.84)		(0.48)	(0.36)		-	(0.36)		8.81	(5.09%)		1,572,389	0.63%	0.63%	3.80%	117.51%
2007	9.66	0.43	(-	) (7)	0.43	(0.44)		-	(0.44)		9.65	4.47%		1,561,502	0.62%	0.62%	4.49%	64.84%
2006	9.65	0.40	0.01		0.41	(0.40)		-	(0.40)		9.66	4.27%		1,922,941	0.63%	0.63%	4.12%	55.97%
2005	9.80	0.28	(0.14)		0.14	(0.29)		-	(0.29)		9.65	1.57%		1,574,060	0.63%	0.63%	2.89%	109.28%

See Notes to Financial Statements	See explanation of references on B-25

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

																		Ratio of
																		Net
																Ratio of	Ratio of	Investment
																Expenses	Expenses	Income
	Net											Net			Net	After	Before	(Loss)
	Asset											Asset			Assets,	Expense	Expense	After Expense
	Value,	Net		Net		Total	Distributions		Distributions			Value,			End of	Reductions	Reductions	Reductions
	Beginning of	Investment		Realized		from	from Net		from			End of			Year or	to Average	to Average	To Average	Portfolio
	Year or	Income		and Unrealized		Investment	Investment		Capital	Total		Year or	Total		Period	Net	Net	Net	Turnover
For the Year or Period Ended	Period	(Loss)		Gain (Loss)		Operations	Income		Gains	Distributions		Period	Returns (1)		(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Rates
American Funds Growth (4), (11)
2010 (6)	$7.12	($0.01)		($0.39)		($0.40)	($-	) (7)	$-	($-	) (7)	$6.72	(5.65%)		$824,371	0.63%	0.97%	(0.20%)	1.87%
2009	6.87	0.01		2.23		2.24	(0.01)		(1.98)	(1.99)		7.12	38.86%		927,858	0.64%	0.98%	0.10%	6.22%
2008	14.40	0.07		(5.70)		(5.63)	(0.06)		(1.84)	(1.90)		6.87	(44.19%)		1,186,214	0.62%	0.96%	0.62%	5.66%
2007	12.92	0.06		1.48		1.54	(0.06)		-	(0.06)		14.40	11.93%		1,558,464	0.53%	0.96%	0.44%	27.54%
2006	11.92	0.06		1.11		1.17	(0.06)		(0.11)	(0.17)		12.92	9.81%		1,648,035	0.38%	0.97%	0.52%	2.48%
2005 (12)	10.00	0.05		1.91		1.96	(0.04)		-	(0.04)		11.92	19.67%		1,084,892	0.39%	0.98%	0.73%	1.61%

American Funds Growth-Income (4), (11)
2010 (6)	$8.41	($-	) (7)	($0.78)		($0.78)	($-	) (7)	$-	($-	) (7)	$7.63	(9.21%)		$1,174,213	0.63%	0.97%	(0.06%)	1.31%
2009	7.27	0.09		1.97		2.06	(0.09)		(0.83)	(0.92)		8.41	30.74%		1,496,349	0.63%	0.97%	1.23%	6.40%
2008	12.47	0.14		(4.75)		(4.61)	(0.14)		(0.45)	(0.59)		7.27	(38.08%)		1,158,811	0.62%	0.96%	1.32%	15.79%
2007	12.07	0.17		0.39		0.56	(0.16)		-	(0.16)		12.47	4.66%		2,072,241	0.54%	0.95%	1.36%	2.21%
2006	10.88	0.17		1.44		1.61	(0.14)		(0.28)	(0.42)		12.07	14.77%		1,589,151	0.38%	0.97%	1.49%	0.89%
2005 (12)	10.00	0.13		0.86		0.99	(0.11)		-	(0.11)		10.88	9.85%		783,865	0.39%	0.98%	1.83%	1.47%

Comstock (4)
2010 (6)	$7.55	$0.05		($0.51)		($0.46)	($-	) (7)	$-	($-	) (7)	$7.09	(6.04%)		$1,851,444	0.93%	0.93%	1.35%	8.88%
2009	5.94	0.10		1.60		1.70	(0.09)		-	(0.09)		7.55	28.68%		2,107,716	0.93%	0.93%	1.51%	33.85%
2008	10.22	0.17		(3.82)		(3.65)	(0.18)		(0.45)	(0.63)		5.94	(36.79%)		1,479,533	0.92%	0.92%	2.05%	55.85%
2007	10.69	0.18		(0.50)		(0.32)	(0.15)		-	(0.15)		10.22	(3.01%)		2,631,070	0.92%	0.93%	1.61%	25.01%
2006	10.23	0.18		1.42		1.60	(0.16)		(0.98)	(1.14)		10.69	16.33%		1,608,547	0.98%	0.98%	1.72%	28.92%
2005	10.33	0.16		0.27		0.43	(0.15)		(0.38)	(0.53)		10.23	4.36%		922,448	0.99%	0.99%	1.60%	25.06%

Dividend Growth (4), (13)
2010 (6)	$8.86	$0.05		($0.86)		($0.81)	($-	) (7)	$-	($-	) (7)	$8.05	(9.18%)		$904,445	0.90%	0.90%	1.13%	63.56%
2009	6.80	0.10		2.10		2.20	(0.14)		-	(0.14)		8.86	32.40%		481,930	0.90%	0.90%	1.43%	56.09%
2008	13.50	0.11		(4.75)		(4.64)	(0.11)		(1.95)	(2.06)		6.80	(39.07%)		680,143	0.89%	0.89%	1.02%	46.85%
2007	13.44	0.10		0.06		0.16	(0.10)		-	(0.10)		13.50	1.19%		1,518,700	0.89%	0.89%	0.72%	44.56%
2006	12.35	0.09		1.38		1.47	(0.09)		(0.29)	(0.38)		13.44	11.97%		1,659,020	0.93%	0.93%	0.69%	25.19%
2005	11.78	0.06		0.56		0.62	(0.05)		-	(0.05)		12.35	5.24%		1,165,504	0.93%	0.93%	0.55%	22.83%

Equity (4)
2010 (6)	$15.04	$0.03		($1.53	) (8)	($1.50)	($0.01)		$-	($0.01)		$13.53	(9.95	%) (8)	$122,222	0.69%	0.69%	0.38%	12.33%
2009	11.21	0.12		3.84		3.96	(0.13)		-	(0.13)		15.04	35.23%		146,529	0.69%	0.69%	0.93%	49.03%
2008	22.16	0.09		(8.30)		(8.21)	(0.09)		(2.65)	(2.74)		11.21	(41.12%)		125,867	0.68%	0.68%	0.49%	37.16%
2007	20.90	0.05		1.26		1.31	(0.05)		-	(0.05)		22.16	6.27%		261,673	0.67%	0.67%	0.24%	35.84%
2006	19.31	0.06		1.61		1.67	(0.08	) (14)	-	(0.08	) (14)	20.90	8.65%		266,005	0.68%	0.69%	0.30%	31.61%
2005	18.17	0.04		1.15		1.19	(0.05)		-	(0.05)		19.31	6.53%		313,128	0.70%	0.70%	0.20%	169.07%

Equity Index (4)
2010 (6)	$24.38	$0.20		($1.84)		($1.64)	($0.01)		$-	($0.01)		$22.73	(6.75%)		$2,253,108	0.28%	0.28%	1.63%	3.02%
2009	19.59	0.44		4.72		5.16	(0.37)		-	(0.37)		24.38	26.36%		3,772,752	0.28%	0.28%	2.04%	4.53%
2008	33.65	0.59		(12.78)		(12.19)	(0.53)		(1.34)	(1.87)		19.59	(37.35%)		1,738,885	0.28%	0.28%	2.17%	6.21%
2007	32.59	0.60		1.11		1.71	(0.65)		-	(0.65)		33.65	5.23%		2,123,411	0.27%	0.27%	1.76%	5.19%
2006	29.56	0.53		4.01		4.54	(0.56)		(0.95)	(1.51)		32.59	15.52%		2,405,696	0.28%	0.28%	1.70%	5.56%
2005	28.78	0.46		0.87		1.33	(0.43)		(0.12)	(0.55)		29.56	4.67%		2,236,486	0.28%	0.29%	1.60%	8.71%

See Notes to Financial Statements	See explanation of references on B-25

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

																				Ratio of
																				Net
																Ratio of		Ratio of		Investment
																Expenses		Expenses		Income
	Net											Net			Net	After		Before		(Loss)
	Asset											Asset			Assets,	Expense		Expense		After Expense
	Value,	Net		Net		Total	Distributions		Distributions			Value,			End of	Reductions		Reductions		Reductions
	Beginning of	Investment		Realized		from	from Net		from			End of			Year or	to Average		to Average		To Average	Portfolio
	Year or	Income		and Unrealized		Investment	Investment		Capital	Total		Year or	Total		Period	Net		Net		Net	Turnover
For the Year or Period Ended	Period	(Loss)		Gain (Loss)		Operations	Income		Gains	Distributions		Period	Returns (1)		(in thousands)	Assets (2), (3)		Assets (3)		Assets (3)	Rates
Focused 30 (4)
2010 (6)	$11.32	($0.01)		($1.06	) (8)	($1.07)	$-		$-	$-		$10.25	(9.50	%) (8)	$139,842	0.99%		0.99%		(0.24%)	16.46%
2009	7.53	(0.01)		3.80		3.79	-		-	-		11.32	50.43%		180,909	0.96%		0.97%		(0.12%)	35.37%
2008	16.12	(0.01)		(7.64)		(7.65)	(0.01)		(0.93)	(0.94)		7.53	(50.14%)		355,475	0.96%		0.96%		(0.05%)	62.01%
2007	12.27	0.07		3.83		3.90	(0.05)		-	(0.05)		16.12	31.84%		374,199	0.96%		0.96%		0.51%	24.37%
2006	9.92	0.04		2.32		2.36	(0.01)		-	(0.01)		12.27	23.71%		245,458	1.01%		1.02%		0.36%	35.56%
2005	8.19	0.10		1.71		1.81	(0.08)		-	(0.08)		9.92	22.07%		154,142	1.03%		1.03%		1.13%	71.37%

Growth LT (4)
2010 (6)	$18.04	$0.05		($1.51	) (8)	($1.46)	($0.10)		$-	($0.10)		$16.48	(8.18	%) (8)	$1,399,357	0.78%		0.78%		0.61%	22.20%
2009	13.29	0.09		4.82		4.91	(0.16)		-	(0.16)		18.04	37.28%		1,606,364	0.78%		0.78%		0.60%	59.65%
2008	26.10	0.13		(9.78)		(9.65)	(0.10)		(3.06)	(3.16)		13.29	(40.95%)		1,247,198	0.78%		0.78%		0.68%	68.02%
2007	22.66	0.16		3.39		3.55	(0.11)		-	(0.11)		26.10	15.63%		1,956,132	0.77%		0.78%		0.66%	66.24%
2006	20.78	0.09		1.92		2.01	(0.13	) (14)	-	(0.13	) (14)	22.66	9.72%		1,865,500	0.78%		0.78%		0.43%	59.07%
2005	19.35	0.05		1.43		1.48	(0.05)		-	(0.05)		20.78	7.68%		1,577,844	0.79%		0.79%		0.24%	41.57%

Large-Cap Growth (4), (15)
2010 (6)	$5.17	$-	(7)	($0.52)		($0.52)	$-		$-	$-		$4.65	(10.18%)		$1,155,813	0.91%		0.94%		0.04%	46.49%
2009	3.68	(-	) (7)	1.49		1.49	($-	) (7)	-	($-	) (7)	5.17	40.50%		1,318,154	0.94%		0.95%		0.06%	119.32%
2008	9.38	(0.01)		(4.02)		(4.03)	-		(1.67)	(1.67)		3.68	(50.47%)		532,148	0.94%		0.94%		(0.15%)	184.06%
2007	7.71	(0.01)		1.68		1.67	-		-	-		9.38	21.63%		1,027,136	0.95%		0.95%		(0.17%)	149.35%
2006	8.03	0.01		(0.32)		(0.31)	(0.01	) (14)	-	(0.01	) (14)	7.71	(3.82%)		1,585,864	0.98%		0.98%		0.14%	158.74%
2005	7.83	0.02		0.21		0.23	(0.03)		-	(0.03)		8.03	2.94%		1,179,493	0.99%		0.99%		0.30%	147.32%

Large-Cap Value (4)
2010 (6)	$10.50	$0.09		($1.00)		($0.91)	($-	) (7)	$-	($-	) (7)	$9.59	(8.66%)		$2,675,401	0.82%		0.82%		1.72%	10.58%
2009	8.68	0.21		1.80		2.01	(0.19)		-	(0.19)		10.50	23.13%		3,278,645	0.82%		0.82%		2.23%	20.75%
2008	14.21	0.21		(5.03)		(4.82)	(0.21)		(0.50)	(0.71)		8.68	(34.80%)		2,065,312	0.82%		0.82%		1.80%	37.42%
2007	13.89	0.19		0.30		0.49	(0.17)		-	(0.17)		14.21	3.54%		3,057,065	0.83%		0.83%		1.28%	19.19%
2006	13.22	0.17		2.06		2.23	(0.17)		(1.39)	(1.56)		13.89	17.58%		2,583,466	0.88%		0.88%		1.27%	28.83%
2005	12.62	0.18		0.59		0.77	(0.17)		-	(0.17)		13.22	6.16%		1,898,228	0.89%		0.89%		1.21%	65.04%

Long/Short Large-Cap (4)
2010 (6)	$8.30	$0.03		($0.68)		($0.65)	($-	) (7)	$-	($-	) (7)	$7.65	(7.74%)		$1,352,086	1.56	% (16)	1.68	% (16)	0.84%	119.70	% (16)
2009	6.55	0.07		1.74		1.81	(0.06)		-	(0.06)		8.30	27.56%		1,480,513	1.53	% (16)	1.68	% (16)	0.95%	267.22	% (16)
2008 (17)	10.00	0.05		(3.45)		(3.40)	(0.05)		-	(0.05)		6.55	(33.98%)		727,357	1.63	% (16)	1.76	% (16)	0.95%	181.49	% (16)

Main Street Core (4)
2010 (6)	$16.83	$0.08		($1.23)		($1.15)	($0.01)		$-	($0.01)		$15.67	(6.88%)		$1,070,719	0.68%		0.68%		0.98%	26.33%
2009	13.19	0.20		3.67		3.87	(0.23)		-	(0.23)		16.83	29.36%		1,333,869	0.68%		0.68%		1.43%	122.82%
2008	24.96	0.27		(9.12)		(8.85)	(0.26)		(2.66)	(2.92)		13.19	(38.87%)		1,431,141	0.68%		0.68%		1.39%	132.71%
2007	24.19	0.32		0.75		1.07	(0.30)		-	(0.30)		24.96	4.40%		2,552,874	0.67%		0.67%		1.26%	107.84%
2006	21.26	0.26		2.96		3.22	(0.29)		-	(0.29)		24.19	15.18%		2,185,287	0.68%		0.68%		1.15%	106.18%
2005	20.27	0.25		0.97		1.22	(0.23)		-	(0.23)		21.26	5.99%		2,004,069	0.69%		0.69%		1.24%	83.74%

Mid-Cap Equity (4), (18)
2010 (6)	$12.03	$0.03		($0.30)		($0.27)	($-	) (7)	$-	($-	) (7)	$11.76	(2.20%)		$1,695,424	0.88%		0.88%		0.52%	35.47%
2009	8.70	0.09		3.36		3.45	(0.12)		-	(0.12)		12.03	39.65%		1,924,840	0.88%		0.88%		0.98%	70.53%
2008	17.16	0.22		(6.14)		(5.92)	(0.20)		(2.34)	(2.54)		8.70	(39.00%)		2,707,175	0.88%		0.88%		1.62%	90.83%
2007	17.68	0.15		(0.53)		(0.38)	(0.14)		-	(0.14)		17.16	(2.15%)		4,392,608	0.87%		0.87%		0.78%	78.69%
2006	18.08	0.11		2.41		2.52	(0.12)		(2.80)	(2.92)		17.68	14.97%		3,989,424	0.88%		0.88%		0.64%	62.35%
2005	18.24	0.11		1.38		1.49	(0.10)		(1.55)	(1.65)		18.08	8.87%		2,765,961	0.88%		0.88%		0.65%	77.58%

See Notes to Financial Statements	See explanation of references on B-25

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

																		Ratio of
																		Net
																Ratio of	Ratio of	Investment
																Expenses	Expenses	Income
	Net											Net			Net	After	Before	(Loss)
	Asset											Asset			Assets,	Expense	Expense	After Expense
	Value,	Net		Net		Total	Distributions		Distributions			Value,			End of	Reductions	Reductions	Reductions
	Beginning of	Investment		Realized		from	from Net		from			End of			Year or	to Average	to Average	To Average	Portfolio
	Year or	Income		and Unrealized		Investment	Investment		Capital	Total		Year or	Total		Period	Net	Net	Net	Turnover
For the Year or Period Ended	Period	(Loss)		Gain (Loss)		Operations	Income		Gains	Distributions		Period	Returns (1)		(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Rates
Mid-Cap Growth (4)
2010 (6)	$7.53	($-	) (7)	$0.10	(8)	$0.10	($-	) (7)	$-	($-	) (7)	$7.63	1.34	% (8)	$1,037,761	0.97%	0.97%	(0.04%)	17.15%
2009	4.75	0.02		2.79		2.81	(0.02)		(0.01)	(0.03)		7.53	59.33%		1,174,736	0.95%	0.95%	0.37%	38.88%
2008	10.53	0.01		(4.58)		(4.57)	(0.01)		(1.20)	(1.21)		4.75	(48.36%)		590,771	0.93%	0.93%	0.16%	41.40%
2007	8.60	0.05		1.92		1.97	(0.04)		-	(0.04)		10.53	22.92%		1,454,146	0.92%	0.92%	0.48%	65.96%
2006	8.04	0.02		0.70		0.72	(0.02)		(0.14)	(0.16)		8.60	8.93%		1,070,351	0.93%	0.93%	0.24%	67.25%
2005	6.82	(0.03)		1.25		1.22	-		-	-		8.04	17.90%		290,848	0.95%	0.95%	(0.38%)	105.32%

Mid-Cap Value (4)
2010 (6)	$11.93	$0.04		($0.31)		($0.27)	($-	) (7)	$-	($-	) (7)	$11.66	(2.23%)		$959,284	0.93%	0.93%	0.59%	52.55%
2009 (19)	10.00	0.11		2.84		2.95	(0.07)		(0.95)	(1.02)		11.93	29.33%		1,080,860	0.93%	0.93%	0.96%	128.86%

Small-Cap Equity (4), (20)
2010 (6)	$11.95	$0.03		($0.90	) (8)	($0.87)	($0.01)		$-	($0.01)		$11.07	(7.25	%) (8)	$861,717	0.99%	0.99%	0.44%	139.66%
2009	9.23	0.08		2.72		2.80	(0.08)		-	(0.08)		11.95	30.22%		710,807	1.00%	1.00%	0.81%	78.87%
2008	12.79	0.07		(3.36)		(3.29)	(0.06)		(0.21)	(0.27)		9.23	(26.11%)		612,126	0.97%	0.98%	0.63%	132.45%
2007	12.08	0.04		0.70		0.74	(0.03)		-	(0.03)		12.79	6.04%		437,250	0.97%	0.98%	0.30%	81.01%
2006	11.14	0.05		2.03		2.08	(0.08)		(1.06)	(1.14)		12.08	18.68%		98,735	1.01%	1.01%	0.42%	98.72%
2005 (21)	10.00	0.05		1.48		1.53	(0.05)		(0.34)	(0.39)		11.14	15.34%		70,347	1.05%	1.05%	0.73%	61.41%

Small-Cap Growth (4), (22)
2010 (6)	$9.41	($0.02)		($0.07)		($0.09)	$-		$-	$-		$9.32	(1.01%)		$528,675	0.83%	0.83%	(0.49%)	28.46%
2009	6.39	(0.02)		3.04		3.02	-		-	-		9.41	47.44%		605,964	0.84%	0.84%	(0.31%)	88.02%
2008	13.30	(0.02)		(5.84)		(5.86)	-		(1.05)	(1.05)		6.39	(47.11%)		552,477	0.83%	0.83%	(0.18%)	68.49%
2007	11.56	(0.02)		1.76		1.74	-		-	-		13.30	15.10%		839,451	0.83%	0.83%	(0.14%)	133.93%
2006	11.03	0.02		0.54		0.56	(0.03	) (14)	-	(0.03	) (14)	11.56	5.07%		479,758	0.83%	0.84%	0.19%	48.14%
2005	10.77	0.03		0.25		0.28	(0.02)		-	(0.02)		11.03	2.66%		577,340	0.84%	0.84%	0.27%	113.17%

Small-Cap Index (4)
2010 (6)	$9.23	$0.04		($0.23	) (8)	($0.19)	($0.01)		$-	($0.01)		$9.03	(2.12	%) (8)	$413,586	0.57%	0.57%	0.75%	12.46%
2009	7.80	0.10		1.97		2.07	(0.10)		(0.54)	(0.64)		9.23	28.19%		464,971	0.54%	0.54%	1.22%	17.81%
2008	13.66	0.16		(4.61)		(4.45)	(0.23)		(1.18)	(1.41)		7.80	(35.03%)		419,520	0.53%	0.53%	1.42%	25.38%
2007	14.13	0.21		(0.49)		(0.28)	(0.19)		-	(0.19)		13.66	(2.02%)		1,542,179	0.52%	0.52%	1.46%	16.96%
2006	14.29	0.17		2.39		2.56	(0.24)		(2.48)	(2.72)		14.13	17.79%		1,160,799	0.53%	0.53%	1.06%	17.47%
2005	13.76	0.11		0.49		0.60	(0.07)		-	(0.07)		14.29	4.38%		1,368,115	0.54%	0.54%	0.81%	21.52%

Small-Cap Value (4)
2010 (6)	$11.15	$0.11		$0.02		$0.13	($0.01)		$-	($0.01)		$11.27	1.22%		$509,623	0.99%	0.99%	1.87%	7.88%
2009	8.95	0.27		2.17		2.44	(0.24)		-	(0.24)		11.15	27.18%		682,592	0.99%	0.99%	2.77%	33.52%
2008	14.40	0.31		(3.99)		(3.68)	(0.30)		(1.47)	(1.77)		8.95	(28.23%)		437,945	0.98%	0.98%	2.52%	46.91%
2007	14.26	0.30		0.14		0.44	(0.30)		-	(0.30)		14.40	3.14%		593,091	0.97%	0.97%	1.96%	36.80%
2006	16.15	0.33		2.52		2.85	(0.34)		(4.40)	(4.74)		14.26	19.75%		598,036	0.98%	0.98%	2.13%	30.45%
2005	15.09	0.20		1.77		1.97	(0.20)		(0.71)	(0.91)		16.15	13.65%		511,970	0.98%	0.98%	1.30%	47.42%

Health Sciences (4)
2010 (6)	$9.38	($0.02)		$0.07	(8)	$0.05	$-		$-	$-		$9.43	0.57	% (8)	$88,115	1.15%	1.15%	(0.48%)	25.04%
2009	7.38	(0.04)		2.05		2.01	(0.01)		-	(0.01)		9.38	27.23%		90,008	1.17%	1.17%	(0.55%)	59.57%
2008	12.08	0.13		(3.21)		(3.08)	(0.12)		(1.50)	(1.62)		7.38	(28.16%)		82,105	1.13%	1.13%	1.33%	99.46%
2007	10.37	(0.05)		1.76		1.71	-		-	-		12.08	16.47%		139,727	1.14%	1.14%	(0.45%)	81.23%
2006	10.99	(0.06)		0.91		0.85	-		(1.47)	(1.47)		10.37	8.11%		126,596	1.16%	1.17%	(0.52%)	109.64%
2005	9.73	(0.05)		1.51		1.46	-		(0.20)	(0.20)		10.99	15.28%		145,425	1.17%	1.17%	(0.54%)	167.51%

See Notes to Financial Statements	See explanation of references on B-25

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

																	Ratio of
																	Net
															Ratio of	Ratio of	Investment
															Expenses	Expenses	Income
	Net										Net			Net	After	Before	(Loss)
	Asset										Asset			Assets,	Expense	Expense	After Expense
	Value,	Net	Net		Total	Distributions		Distributions			Value,			End of	Reductions	Reductions	Reductions
	Beginning of	Investment	Realized		from	from Net		from			End of			Year or	to Average	to Average	To Average	Portfolio
	Year or	Income	and Unrealized		Investment	Investment		Capital	Total		Year or	Total		Period	Net	Net	Net	Turnover
For the Year or Period Ended	Period	(Loss)	Gain (Loss)		Operations	Income		Gains	Distributions		Period	Returns (1)		(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Rates
Real Estate (4)
2010 (6)	$11.30	$0.05	$0.72		$0.77	$-		$-	$-		$12.07	6.78%		$533,799	1.07%	1.07%	0.80%	7.67%
2009	8.78	0.11	2.68		2.79	(0.19)		(0.08)	(0.27)		11.30	32.27%		610,575	1.07%	1.07%	1.27%	30.19%
2008	21.74	0.50	(7.01)		(6.51)	(0.55)		(5.90)	(6.45)		8.78	(39.99%)		462,511	1.06%	1.06%	2.99%	45.75%
2007	26.27	0.36	(4.61)		(4.25)	(0.28)		-	(0.28)		21.74	(16.16%)		974,207	1.07%	1.08%	1.40%	43.63%
2006	23.59	0.54	7.75		8.29	(0.79)		(4.82)	(5.61)		26.27	38.06%		1,218,244	1.13%	1.13%	2.07%	23.59%
2005	21.23	0.31	3.12		3.43	(0.19)		(0.88)	(1.07)		23.59	16.79%		846,390	1.14%	1.14%	1.42%	28.69%

Technology (4)
2010 (6)	$4.55	($0.02)	($0.16	) (8)	($0.18)	$-		$-	$-		$4.37	(4.01	%) (8)	$71,428	1.19%	1.19%	(0.89%)	91.14%
2009	2.98	(0.02)	1.59		1.57	-		-	-		4.55	52.57%		82,094	1.15%	1.15%	(0.56%)	243.87%
2008	7.67	(0.02)	(3.42)		(3.44)	(0.01)		(1.24)	(1.25)		2.98	(51.64%)		44,417	1.16%	1.16%	(0.31%)	283.57%
2007	6.23	0.01	1.43		1.44	(-	) (7)	-	(-	) (7)	7.67	23.03%		133,131	1.15%	1.15%	0.17%	276.44%
2006	5.70	(0.04)	0.57		0.53	-		-	-		6.23	9.34%		100,238	1.17%	1.18%	(0.68%)	336.86%
2005	4.68	(0.03)	1.05		1.02	-		-	-		5.70	21.71%		118,498	1.19%	1.19%	(0.72%)	309.81%

Emerging Markets (4)
2010 (6)	$13.60	$0.04	($0.58)		($0.54)	($0.09)		$-	($0.09)		$12.97	(4.00%)		$1,453,178	1.06%	1.06%	0.64%	19.15%
2009	8.80	0.11	6.72		6.83	(0.10)		(1.93)	(2.03)		13.60	84.79%		1,732,557	1.06%	1.06%	1.02%	46.50%
2008	20.96	0.27	(8.91)		(8.64)	(0.23)		(3.29)	(3.52)		8.80	(47.68%)		1,021,715	1.06%	1.07%	1.76%	64.43%
2007	19.17	0.23	5.55		5.78	(0.21)		(3.78)	(3.99)		20.96	33.09%		2,142,742	1.08%	1.08%	1.14%	59.20%
2006	18.42	0.19	3.83		4.02	(0.14)		(3.13)	(3.27)		19.17	24.40%		1,541,070	1.22%	1.22%	1.04%	86.15%
2005	13.13	0.22	5.22		5.44	(0.15)		-	(0.15)		18.42	41.47%		1,319,163	1.24%	1.25%	1.46%	66.48%

International Large-Cap (4)
2010 (6)	$6.07	$0.06	($0.76)		($0.70)	($0.01)		$-	($0.01)		$5.36	(11.58%)		$2,110,855	1.00%	1.00%	2.06%	14.04%
2009	4.61	0.09	1.45		1.54	(0.08)		-	(0.08)		6.07	33.61%		2,601,657	1.00%	1.00%	1.72%	16.29%
2008	9.49	0.13	(2.88)		(2.75)	(0.15)		(1.98)	(2.13)		4.61	(35.35%)		2,084,245	0.99%	0.99%	1.90%	31.12%
2007	10.58	0.18	0.77		0.95	(0.15)		(1.89)	(2.04)		9.49	9.26%		3,214,956	1.03%	1.03%	1.78%	41.37%
2006	8.80	0.28	2.06		2.34	(0.27)		(0.29)	(0.56)		10.58	27.00%		4,074,030	1.11%	1.11%	2.84%	50.66%
2005	7.86	0.08	0.92		1.00	(0.06)		-	(0.06)		8.80	12.70%		3,005,340	1.12%	1.12%	0.98%	46.30%

International Small-Cap (4)
2010 (6)	$6.94	$0.06	($0.55)		($0.49)	($0.13)		$-	($0.13)		$6.32	(7.20%)		$772,125	1.10%	1.10%	1.81%	51.52%
2009	5.40	0.09	1.54		1.63	(0.09)		-	(0.09)		6.94	30.28%		887,039	1.10%	1.10%	1.56%	127.50%
2008	10.67	0.17	(5.27)		(5.10)	(0.17)		-	(0.17)		5.40	(47.84%)		595,375	1.08%	1.09%	2.02%	92.42%
2007	10.30	0.14	0.35		0.49	(0.12)		-	(0.12)		10.67	4.73%		1,050,457	1.09%	1.09%	1.27%	98.03%
2006 (23)	10.00	0.04	0.27		0.31	(0.01)		-	(0.01)		10.30	3.11%		754,823	1.12%	1.13%	0.68%	51.08%

International Value (4)
2010 (6)	$10.95	$0.15	($2.00	) (8)	($1.85)	($0.14)		$-	($0.14)		$8.96	(16.93	%) (8)	$1,422,030	0.89%	0.89%	2.83%	27.87%
2009	8.73	0.27	2.17		2.44	(0.22)		-	(0.22)		10.95	28.00%		2,093,731	0.89%	0.90%	2.91%	44.16%
2008	18.34	0.47	(8.92)		(8.45)	(0.40)		(0.76)	(1.16)		8.73	(47.78%)		2,227,716	0.88%	0.89%	3.30%	29.66%
2007	19.71	0.41	0.92		1.33	(0.38)		(2.32)	(2.70)		18.34	6.24%		3,974,424	0.88%	0.88%	2.07%	18.46%
2006	15.91	0.37	3.72		4.09	(0.29)		-	(0.29)		19.71	25.69%		2,827,040	0.91%	0.91%	2.07%	107.15%
2005	14.82	0.30	1.09		1.39	(0.30)		-	(0.30)		15.91	9.43%		2,013,241	0.92%	0.92%	1.97%	26.10%

American Funds Asset Allocation (4), (11)
2010 (6)	$12.76	$0.01	($0.69)		($0.68)	$-		$-	$-		$12.08	(5.34%)		$169,377	0.65%	0.99%	0.23%	6.04%
2009 (24)	10.00	0.38	2.60		2.98	(0.22)		-	(0.22)		12.76	29.81%		139,137	0.66%	1.00%	3.50%	25.11%

See Notes to Financial Statements	See explanation of references on B-25

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

															Ratio of
													Ratio of	Ratio of	Net
													Expenses	Expenses	Investment
	Net								Net			Net	After	Before	Income
	Asset								Asset			Assets,	Expense	Expense	After Expense
	Value,		Net		Total	Distributions	Distributions		Value,			End of	Reductions	Reductions	Reductions
	Beginning of	Net	Realized		from	from Net	from		End of			Year or	to Average	to Average	To Average	Portfolio
	Year or	Investment	and Unrealized		Investment	Investment	Capital	Total	Year or	Total		Period	Net	Net	Net	Turnover
For the Year or Period Ended	Period	Income	Gain (Loss)		Operations	Income	Gains	Distributions	Period	Returns (1)		(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Rates
Multi-Strategy (4)
2010 (6)	$10.66	$0.12	($0.38	) (8)	($0.26)	($0.29)	$-	($0.29)	$10.11	(2.43	%) (8)	$181,563	0.74%	0.74%	2.24%	119.60%
2009	9.19	0.26	1.77		2.03	(0.56)	-	(0.56)	10.66	23.00%		202,147	0.75%	0.76%	2.66%	278.59%
2008	17.91	0.46	(8.06)		(7.60)	(0.02)	(1.10)	(1.12)	9.19	(44.98%)		195,420	0.72%	0.72%	3.09%	191.20%
2007	17.68	0.47	0.31		0.78	(0.55)	-	(0.55)	17.91	4.34%		449,867	0.70%	0.71%	2.54%	138.38%
2006	16.61	0.42	1.52		1.94	(0.47)	(0.40)	(0.87)	17.68	11.68%		514,843	0.70%	0.70%	2.44%	169.63%
2005	16.37	0.37	0.25		0.62	(0.38)	-	(0.38)	16.61	3.78%		571,801	0.70%	0.70%	2.11%	256.99%

(1)	Total returns for periods of less than one full year are not annualized.
(2)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any, as discussed in Note 5 in Notes to the Financial Statements.
(3)	The ratios for periods of less than one full year are annualized.
(4)	Per share amounts have been calculated using the average shares method with the exception of the year ending December 31, 2005 for the Large-Cap Value and Multi-Strategy Portfolios.
(5)	Prior to May 1, 2010, Cash Management Portfolio was named Money Market Portfolio.
(6)	Unaudited for the six-month period ended June 30, 2010.
(7)	Amount represents less than $0.005 per share.
(8)	“Net Realized and Unrealized Gain (Loss)” and “Total Returns” include payments by an affiliate (Pacific Life Fund Advisors LLC) to certain portfolios of the Fund that were made during 2010 to compensate for the valuation of a portfolio holding, the Mellon GSL DBT II Collateral Fund, relating to the operation of the Fund’s securities lending program during 2008 (See Note 7 in Notes to Financial Statements). The payments did not have an impact greater than or equal to $0.005 per share on any of the following portfolios:

	Payment by	Payment by
	Affiliate Impact to	Affiliate Impact to
Portfolio	Portfolio Per Share	Total Return
Diversified Bond	$0.00	0.01%
High Yield Bond	$0.00	0.00%
Managed Bond	$0.00	0.02%
Short Duration Bond	$0.00	0.00%
Equity	$0.00	0.00%
Focused 30	$0.00	0.00%
Growth LT	$0.00	0.00%
Mid-Cap Growth	$0.00	0.00%
Small-Cap Equity	$0.00	0.00%
Small-Cap Index	$0.00	0.00%
Health Sciences	$0.00	0.00%
Technology	$0.00	0.02%
International Value	$0.00	0.00%
Multi-Strategy	$0.00	0.03%

(9)	The Diversified Bond Portfolio commenced operations on May 1, 2006.
(10)	The Floating Rate Loan Portfolio commenced operations on May 1, 2007.
(11)	The expense ratios for the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios do not include expenses of the underlying Master Funds in which the portfolios invest. The portfolio turnover rates for the underlying Master Fund for the American Funds Growth Portfolio for the years ended 2005, 2006, 2007, 2008, 2009 and the six-month period ended June 30, 2010 were 29%, 35%, 40%, 26%, 37% and 15%, respectively. The portfolio turnover rates for the underlying Master Fund for the American Funds Growth-Income Portfolio for the years ended 2005, 2006, 2007, 2008, 2009 and the six-month period ended June 30, 2010 were 20%, 25%, 24%, 31%, 24% and 12%, respectively. The portfolio turnover rate for the underlying Master Fund for the American Funds Asset Allocation Portfolio for the year ended December 31, 2009 and the six-month period ended June 30, 2010 were 41% and 23%, respectively.
(12)	The American Funds Growth and American Funds Growth-Income Portfolios commenced operations on May 2, 2005.
(13)	Prior to May 1, 2010, Dividend Growth Portfolio was named Diversified Research Portfolio.
(14)	For the year ended December 31, 2006, total distributions for the Equity, Growth LT, Large-Cap Growth and Small-Cap Growth Portfolios include return of capital distributions of ($0.007), ($0.003), ($0.006) and ($0.005), respectively.
(15)	Prior to January 1, 2006, Large-Cap Growth Portfolio was named Blue Chip Portfolio.
(16)	The annualized ratios of expenses, excluding dividend expenses on securities sold short, after and before expense reductions to average net assets for the periods or year ended December 31, 2008, December 31, 2009, and June 30, 2010 for the Long/Short Large-Cap Portfolio were 1.23% and 1.37%, 1.16% and 1.32%, and 1.23% and 1.35%, respectively. The portfolio turnover rates, excluding securities sold short, for the same periods were 105.80%, 163.38%, and 72.86%, respectively.
(17)	The Long/Short Large-Cap Portfolio commenced operations on May 1, 2008.
(18)	Prior to May 1, 2008, Mid-Cap Equity Portfolio was named Mid-Cap Value Portfolio.
(19)	The Mid-Cap Value Portfolio commenced operations on January 2, 2009.
(20)	Prior to May 1, 2007, Small-Cap Equity Portfolio was named VN Small-Cap Value Portfolio.
(21)	The Small-Cap Equity Portfolio commenced operations on May 2, 2005.
(22)	Prior to May 1, 2007, Small-Cap Growth Portfolio was named Fasciano Small Equity Portfolio, and prior to May 1, 2005, Fasciano Small Equity Portfolio was named Aggressive Equity Portfolio.
(23)	The International Small-Cap Portfolio commenced operations on May 1, 2006.
(24)	The American Funds Asset Allocation Portfolio commenced operations on February 2, 2009.

See Notes to Financial Statements

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	3,252,024	$34,542,896
PD High Yield Bond Market Portfolio	285,819	3,186,334
PD Large-Cap Growth Index Portfolio	568,374	6,675,819
PD Large-Cap Value Index Portfolio	717,718	8,563,160
PD Small-Cap Growth Index Portfolio	101,114	1,245,027
PD Small-Cap Value Index Portfolio	149,675	1,852,337
PD International Large-Cap Portfolio	560,373	6,287,285

Total Affiliated Mutual Funds
(Cost $61,796,143)		62,352,858

TOTAL INVESTMENTS - 100.0%
(Cost $61,796,143)		62,352,858

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(23,779)

NET ASSETS - 100.0%		$62,329,079

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	60.5%
Affiliated Equity Funds	39.5%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	3,606,332	$38,306,343
PD High Yield Bond Market Portfolio	385,770	4,300,592
PD Large-Cap Growth Index Portfolio	1,477,527	17,354,248
PD Large-Cap Value Index Portfolio	1,721,516	20,539,564
PD Small-Cap Growth Index Portfolio	254,428	3,132,791
PD Small-Cap Value Index Portfolio	334,244	4,136,501
PD International Large-Cap Portfolio	1,229,272	13,792,219
PD Emerging Markets Portfolio	241,523	3,214,126

Total Affiliated Mutual Funds
(Cost $103,839,705)		104,776,384

TOTAL INVESTMENTS - 100.0%
(Cost $103,839,705)		104,776,384

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(31,459)

NET ASSETS - 100.0%		$104,744,925

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	59.3%
Affiliated Fixed Income Funds	40.7%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the Portfolios’ holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolios’ assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$62,352,858	$62,352,858	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$104,776,384	$104,776,384	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	1,293,274	$13,737,112
PD Large-Cap Growth Index Portfolio	1,272,061	14,940,950
PD Large-Cap Value Index Portfolio	1,444,934	17,239,643
PD Small-Cap Growth Index Portfolio	352,986	4,346,348
PD Small-Cap Value Index Portfolio	411,985	5,098,605
PD International Large-Cap Portfolio	1,215,904	13,642,236
PD Emerging Markets Portfolio	226,408	3,012,978

Total Affiliated Mutual Funds
(Cost $73,274,505)		72,017,872

TOTAL INVESTMENTS - 100.0%
(Cost $73,274,505)		72,017,872

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(23,601)

NET ASSETS - 100.0%		$71,994,271

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	80.9%
Affiliated Fixed Income Fund	19.1%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Affiliated Mutual Funds	$72,017,872	$72,017,872	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 21.0%

Consumer Discretionary - 1.4%

CBS Corp 8.875% due 05/15/19	$25,000	$31,524
Comcast Corp 5.700% due 07/01/19	100,000	110,226
6.950% due 08/15/37	50,000	57,181
Cox Communications Inc 5.450% due 12/15/14	25,000	27,633
Dartmouth College 4.750% due 06/01/19	25,000	27,243
DIRECTV Holdings LLC 3.550% due 03/15/15	50,000	50,407
5.200% due 03/15/20	35,000	36,583
Fortune Brands Inc 3.000% due 06/01/12	50,000	50,635
Johnson Controls Inc 5.000% due 03/30/20	50,000	52,694
McDonald’s Corp 5.000% due 02/01/19	25,000	27,922
NBC Universal Inc 3.650% due 04/30/15 ~	50,000	51,209
News America Inc 6.900% due 03/01/19	50,000	59,366
Nordstrom Inc 6.750% due 06/01/14	20,000	23,268
Princeton University 5.700% due 03/01/39	50,000	56,162
Staples Inc 9.750% due 01/15/14	50,000	61,383
Target Corp 6.000% due 01/15/18	25,000	29,602
7.000% due 01/15/38	25,000	32,091
The Home Depot Inc 5.400% due 03/01/16	50,000	55,746
5.875% due 12/16/36	25,000	25,749
The Walt Disney Co 4.500% due 12/15/13	25,000	27,557
Thomson Reuters Corp (Canada) 4.700% due 10/15/19	25,000	26,533
Time Warner Cable Inc 5.000% due 02/01/20	25,000	25,640
6.750% due 06/15/39	50,000	55,540
7.500% due 04/01/14	50,000	58,162
Time Warner Inc 6.875% due 05/01/12	100,000	109,007
7.700% due 05/01/32	50,000	60,587
TJX Cos Inc 4.200% due 08/15/15	25,000	27,195
Toll Brothers Finance Corp 6.750% due 11/01/19	25,000	24,566
Viacom Inc 5.625% due 09/15/19	25,000	27,462
6.875% due 04/30/36	25,000	28,451
Yum! Brands Inc 4.250% due 09/15/15	25,000	26,570
6.875% due 11/15/37	25,000	28,832

		1,392,726

Consumer Staples - 1.7%

Altria Group Inc 9.950% due 11/10/38	50,000	65,950
Anheuser-Busch InBev Worldwide Inc 3.000% due 10/15/12	150,000	154,101
4.125% due 01/15/15	50,000	52,417
6.375% due 01/15/40	15,000	17,232
Bunge Ltd Finance Corp 8.500% due 06/15/19	10,000	11,969
Coca-Cola Enterprises Inc 4.250% due 03/01/15	25,000	27,075
CVS Caremark Corp 6.302% due 06/01/37 §	50,000	44,769
6.600% due 03/15/19	25,000	29,161
Diageo Capital PLC (United Kingdom) 7.375% due 01/15/14	50,000	58,719
Dr Pepper Snapple Group Inc 2.350% due 12/21/12	25,000	25,310
General Mills Inc 5.400% due 06/15/40	45,000	48,104
HJ Heinz Finance Co 6.000% due 03/15/12	25,000	26,892
Kellogg Co 7.450% due 04/01/31	25,000	33,141
Kimberly-Clark Corp 7.500% due 11/01/18	50,000	64,012
Kraft Foods Inc 6.125% due 02/01/18	100,000	113,734
6.500% due 02/09/40	25,000	28,095
PepsiCo Inc 3.100% due 01/15/15	25,000	26,068
5.000% due 06/01/18	100,000	111,037
Philip Morris International Inc 6.875% due 03/17/14	300,000	347,425
Sara Lee Corp 6.125% due 11/01/32	25,000	26,908
The Clorox Co 3.550% due 11/01/15	25,000	26,427
The Kroger Co 3.900% due 10/01/15	50,000	52,831
The Procter & Gamble Co 3.500% due 02/15/15	50,000	53,350
5.500% due 02/01/34	50,000	55,244
Unilever Capital Corp 5.900% due 11/15/32	50,000	58,451
Wal-Mart Stores Inc 3.200% due 05/15/14	50,000	52,772
6.500% due 08/15/37	50,000	60,851
Walgreen Co 5.250% due 01/15/19	25,000	28,427

		1,700,472

Energy - 1.5%

Anadarko Petroleum Corp 6.450% due 09/15/36	50,000	39,928
Apache Corp 6.000% due 01/15/37	25,000	27,764
BP Capital Markets PLC (United Kingdom) 3.625% due 05/08/14	50,000	42,830
Buckeye Partners LP 5.500% due 08/15/19	25,000	25,969
Canadian Natural Resources Ltd (Canada) 6.750% due 02/01/39	90,000	105,773
ConocoPhillips 5.750% due 02/01/19	50,000	57,329
6.500% due 02/01/39	50,000	60,683
Devon Energy Corp 6.300% due 01/15/19	50,000	58,061
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	22,619
Enbridge Energy Partners LP 5.200% due 03/15/20	15,000	15,501
Energy Transfer Partners LP 9.000% due 04/15/19	25,000	29,465
Enterprise Products Operating LLC 6.125% due 10/15/39	15,000	15,039
9.750% due 01/31/14	25,000	30,187
Halliburton Co 7.450% due 09/15/39	25,000	29,825

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Hess Corp 7.125% due 03/15/33	$50,000	$58,330
Husky Energy Inc (Canada) 5.900% due 06/15/14	50,000	55,726
Kinder Morgan Energy Partners LP 5.625% due 02/15/15	35,000	37,837
6.950% due 01/15/38	25,000	26,684
Nexen Inc (Canada) 6.200% due 07/30/19	15,000	16,887
Petrobras International Finance Co (Cayman) 5.750% due 01/20/20	25,000	25,325
6.875% due 01/20/40	25,000	25,377
Petroleos Mexicanos (Mexico) 4.875% due 03/15/15 ~	50,000	52,000
Plains All American Pipeline LP 4.250% due 09/01/12	50,000	52,276
Rowan Cos Inc 7.875% due 08/01/19	30,000	33,126
Shell International Finance BV (Netherlands) 1.300% due 09/22/11	100,000	100,640
Spectra Energy Capital LLC 6.200% due 04/15/18	25,000	27,769
TransCanada Pipelines Ltd (Canada) 7.125% due 01/15/19	25,000	30,465
7.625% due 01/15/39	50,000	64,226
Transocean Inc (Cayman) 6.000% due 03/15/18	25,000	23,061
Valero Energy Corp 6.125% due 02/01/20	35,000	36,057
Weatherford International Inc 5.950% due 06/15/12	50,000	53,590
Williams Partners LP 3.800% due 02/15/15 ~	50,000	50,399
6.300% due 04/15/40 ~	20,000	20,205
XTO Energy Inc 6.500% due 12/15/18	50,000	60,819
6.750% due 08/01/37	25,000	32,365

		1,444,137

Financials - 9.2%

ACE INA Holdings Inc 5.900% due 06/15/19	15,000	16,494
Aflac Inc 6.900% due 12/17/39	15,000	15,663
African Development Bank (Multi-National) 1.750% due 10/01/12	25,000	25,353
American Express Co 4.875% due 07/15/13	25,000	26,718
7.000% due 03/19/18	100,000	115,585
American Express Credit Corp 7.300% due 08/20/13	75,000	84,993
Ameriprise Financial Inc 7.300% due 06/28/19	20,000	23,685
Asian Development Bank (Multi-National) 2.625% due 02/09/15	50,000	51,453
2.750% due 05/21/14	50,000	51,918
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	48,035
Bank of America Corp 3.125% due 06/15/12	100,000	104,502
Bank of Nova Scotia (Canada) 3.400% due 01/22/15	50,000	51,704
Barclays Bank PLC (United Kingdom) 5.000% due 09/22/16	100,000	102,766
BB&T Corp 3.375% due 09/25/13	50,000	51,615
Berkshire Hathaway Finance Corp 5.400% due 05/15/18	100,000	111,319
5.750% due 01/15/40	25,000	26,607
BlackRock Inc 3.500% due 12/10/14	25,000	25,965
Boston Properties Inc 5.875% due 10/15/19	25,000	26,814
Capital One Bank USA NA 8.800% due 07/15/19	50,000	62,564
Capital One Capital V 10.250% due 08/15/39	25,000	26,531
Capital One Capital VI 8.875% due 05/15/40	40,000	42,022
Capital One Financial Corp 7.375% due 05/23/14	15,000	17,171
Caterpillar Financial Services Corp 1.900% due 12/17/12	65,000	65,869
2.000% due 04/05/13	50,000	50,627
Citibank NA 1.250% due 09/22/11	50,000	50,425
1.375% due 08/10/11	100,000	100,988
1.875% due 05/07/12	100,000	102,132
Citigroup Funding Inc 1.875% due 10/22/12	100,000	102,182
Citigroup Inc 4.875% due 05/07/15	100,000	99,302
5.300% due 10/17/12	150,000	155,563
6.125% due 11/21/17	100,000	104,648
8.125% due 07/15/39	25,000	29,954
CNA Financial Corp 7.350% due 11/15/19	15,000	15,978
Corp Andina de Fomento (Multi-National) 8.125% due 06/04/19	25,000	30,845
Credit Suisse NY (Switzerland) 3.450% due 07/02/12	50,000	51,678
5.500% due 05/01/14	100,000	109,454
6.000% due 02/15/18	50,000	52,285
Deutsche Bank AG (Germany) 2.375% due 01/11/13	100,000	100,618
5.375% due 10/12/12	100,000	107,237
Duke Realty Corp 6.750% due 03/15/20	25,000	26,329
Eksportfinans ASA (Norway) 3.000% due 11/17/14	50,000	51,566
European Investment Bank (Multi-National) 1.750% due 09/14/12	50,000	50,605
2.000% due 02/10/12	100,000	101,565
2.875% due 01/15/15	50,000	51,381
3.000% due 04/08/14	100,000	103,960
3.250% due 10/14/11	100,000	103,381
4.250% due 07/15/13	100,000	107,942
4.875% due 02/15/36	25,000	26,522
5.125% due 05/30/17	50,000	56,586
Fifth Third Bancorp 5.450% due 01/15/17	50,000	51,279
8.250% due 03/01/38	25,000	28,143
FleetBoston Financial Corp 6.875% due 01/15/28	25,000	25,453
General Electric Capital Corp 2.625% due 12/28/12	100,000	104,006
5.250% due 10/19/12	175,000	187,198
5.625% due 05/01/18	100,000	106,507
5.900% due 05/13/14	100,000	110,506
6.750% due 03/15/32	50,000	54,033
6.875% due 01/10/39	50,000	55,461
Genworth Financial Inc 7.700% due 06/15/20	50,000	50,066
Goldman Sachs Capital I 6.345% due 02/15/34	100,000	90,090
HCP Inc 5.650% due 12/15/13	25,000	26,399
Healthcare Realty Trust Inc 6.500% due 01/17/17	25,000	26,191

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Hospitality Properties Trust 7.875% due 08/15/14	$25,000	$27,596
HSBC Finance Corp 5.500% due 01/19/16	100,000	107,232
HSBC Holdings PLC (United Kingdom) 6.500% due 09/15/37	100,000	103,974
Inter-American Development Bank (Multi-National) 3.500% due 03/15/13	100,000	105,914
4.250% due 09/10/18	25,000	27,249
International Bank for Reconstruction & Development (Multi-National) 2.000% due 04/02/12	100,000	102,115
International Finance Corp (Multi-National) 3.500% due 05/15/13	25,000	26,676
Jefferies Group Inc 8.500% due 07/15/19	25,000	28,145
JPMorgan Chase & Co 2.125% due 12/26/12	100,000	102,930
5.125% due 09/15/14	50,000	53,427
5.375% due 10/01/12	100,000	108,164
6.125% due 06/27/17	50,000	54,811
6.300% due 04/23/19	100,000	113,221
JPMorgan Chase Capital Trust XXVII 7.000% due 11/01/39	50,000	51,109
KeyBank NA 5.700% due 08/15/12	25,000	26,467
KeyCorp 6.500% due 05/14/13	25,000	27,372
Kimco Realty Corp 6.875% due 10/01/19	25,000	27,921
Kreditanstalt fuer Wiederaufbau (Germany) 1.250% due 06/15/12	100,000	100,214
2.000% due 01/17/12	100,000	101,487
3.250% due 03/15/13	100,000	104,782
3.500% due 03/10/14	100,000	105,721
4.000% due 01/27/20	100,000	104,320
4.500% due 07/16/18	50,000	54,469
Landwirtschaftliche Rentenbank (Germany) 1.875% due 09/24/12	50,000	50,650
3.125% due 07/15/15	50,000	51,730
Lincoln National Corp 8.750% due 07/01/19	15,000	18,426
Mack-Cali Realty Corp LP 7.750% due 08/15/19	25,000	29,447
Markel Corp 7.125% due 09/30/19	25,000	27,499
Marsh & McLennan Cos Inc 5.750% due 09/15/15	25,000	26,781
Merrill Lynch & Co Inc 5.000% due 01/15/15	100,000	103,204
6.050% due 08/15/12	100,000	106,398
6.875% due 04/25/18	100,000	106,904
7.750% due 05/14/38	50,000	53,700
MetLife Inc 6.750% due 06/01/16	100,000	113,330
Morgan Stanley 2.000% due 09/22/11	100,000	101,767
4.750% due 04/01/14	50,000	50,137
5.625% due 01/09/12	100,000	104,108
6.000% due 04/28/15	100,000	104,660
6.250% due 08/09/26	100,000	98,703
Nomura Holdings Inc (Japan) 5.000% due 03/04/15	35,000	37,037
6.700% due 03/04/20	5,000	5,304
Nordic Investment Bank (Multi-National) 2.625% due 10/06/14	100,000	102,937
PACCAR Financial Corp 1.950% due 12/17/12	25,000	25,270
PNC Funding Corp 3.625% due 02/08/15	100,000	103,087
Private Export Funding Corp 4.300% due 12/15/21	25,000	26,169
ProLogis 7.625% due 08/15/14	25,000	26,565
Protective Life Corp 8.450% due 10/15/39	25,000	26,784
Prudential Financial Inc 2.750% due 01/14/13	15,000	15,086
6.200% due 01/15/15	30,000	33,062
7.375% due 06/15/19	20,000	23,214
Regions Financial Corp 7.750% due 11/10/14	50,000	52,815
Simon Property Group LP 5.650% due 02/01/20	25,000	26,545
6.750% due 05/15/14	45,000	50,633
6.750% due 02/01/40	25,000	28,050
SLM Corp 8.450% due 06/15/18	100,000	92,477
SunTrust Banks Inc 5.000% due 09/01/15	25,000	25,614
Svensk Exportkredit AB (Sweden) 3.250% due 09/16/14	25,000	25,972
The Allstate Corp 6.200% due 05/16/14	75,000	85,173
The Bank of New York Mellon Corp 4.300% due 05/15/14	60,000	64,517
The Bear Stearns Cos Inc 5.700% due 11/15/14	50,000	55,456
The Charles Schwab Corp 4.950% due 06/01/14	25,000	27,138
The Goldman Sachs Group Inc 3.250% due 06/15/12	200,000	209,564
3.625% due 08/01/12	70,000	71,359
5.625% due 01/15/17	125,000	126,628
6.000% due 05/01/14	100,000	107,583
The Hartford Financial Services Group Inc 6.300% due 03/15/18	50,000	51,915
The Travelers Cos Inc 6.250% due 06/15/37	25,000	27,788
Torchmark Corp 9.250% due 06/15/19	50,000	62,637
UBS AG (Switzerland) 5.750% due 04/25/18	100,000	103,392
USB Capital XIII Trust 6.625% due 12/15/39	15,000	15,868
Wachovia Bank NA 6.600% due 01/15/38	50,000	54,619
Wells Fargo & Co 3.750% due 10/01/14	100,000	102,523
5.000% due 11/15/14	100,000	105,784
5.625% due 12/11/17	100,000	109,553
Westpac Banking Corp (Australia) 2.250% due 11/19/12	25,000	25,232
4.875% due 11/19/19	25,000	25,893

		9,006,434

Health Care - 1.2%

Abbott Laboratories 5.125% due 04/01/19	50,000	55,928
Amgen Inc 5.700% due 02/01/19	25,000	29,112
6.400% due 02/01/39	25,000	29,753
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	25,000	30,470
Bristol-Myers Squibb Co 5.450% due 05/01/18	25,000	28,699
Covidien International Finance SA (Luxembourg) 2.800% due 06/15/15	100,000	101,153
Eli Lilly & Co 4.200% due 03/06/14	50,000	54,380

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Express Scripts Inc 5.250% due 06/15/12	$100,000	$106,902
GlaxoSmithKline Capital Inc 4.850% due 05/15/13	50,000	54,717
Life Technologies Corp 4.400% due 03/01/15	25,000	25,897
Medtronic Inc 4.450% due 03/15/20	25,000	26,714
Merck & Co Inc 4.000% due 06/30/15	50,000	54,238
6.000% due 09/15/17	50,000	58,875
Novartis Capital Corp 4.125% due 02/10/14	25,000	27,005
4.400% due 04/24/20	50,000	54,070
Pfizer Inc 7.200% due 03/15/39	100,000	132,106
Quest Diagnostics Inc 4.750% due 01/30/20	15,000	15,131
5.750% due 01/30/40	10,000	9,894
St. Jude Medical Inc 2.200% due 09/15/13	50,000	50,682
UnitedHealth Group Inc 6.875% due 02/15/38	50,000	56,786
Watson Pharmaceuticals Inc 5.000% due 08/15/14	20,000	21,451
WellPoint Inc 5.875% due 06/15/17	100,000	111,631
Wyeth 5.950% due 04/01/37	50,000	56,918

		1,192,512

Industrials - 1.2%

Burlington Northern Santa Fe LLC 4.700% due 10/01/19	25,000	26,547
Continental Airlines Inc 9.000% due 07/08/16	48,989	52,664
CSX Corp 7.375% due 02/01/19	50,000	61,385
Deere & Co 4.375% due 10/16/19	50,000	53,418
Emerson Electric Co 4.250% due 11/15/20	25,000	26,650
General Dynamics Corp 5.250% due 02/01/14	87,000	97,710
General Electric Co 5.250% due 12/06/17	150,000	163,464
Goodrich Corp 4.875% due 03/01/20	25,000	26,911
Honeywell International Inc 5.625% due 08/01/12	50,000	54,529
Norfolk Southern Corp 5.900% due 06/15/19	50,000	57,628
Raytheon Co 4.400% due 02/15/20	25,000	26,895
Republic Services Inc 5.500% due 09/15/19 ~	27,000	29,298
Rockwell Collins Inc 5.250% due 07/15/19	100,000	110,467
RR Donnelley & Sons Co 8.600% due 08/15/16	25,000	27,434
The Boeing Co 5.875% due 02/15/40	5,000	5,651
Tyco International Finance SA (Luxembourg) 3.375% due 10/15/15	50,000	51,697
4.125% due 10/15/14	25,000	26,574
Union Pacific Corp 6.125% due 02/15/20	25,000	29,083
United Parcel Service Inc 6.200% due 01/15/38	50,000	60,412
United Technologies Corp 4.500% due 04/15/20	30,000	32,547
6.125% due 07/15/38	25,000	29,405
Waste Management Inc 7.750% due 05/15/32	100,000	125,792

		1,176,161

Information Technology - 0.9%

Arrow Electronics Inc 6.000% due 04/01/20	25,000	25,901
Avnet Inc 6.000% due 09/01/15	300,000	325,586
Cisco Systems Inc 4.950% due 02/15/19	200,000	220,371
Dell Inc 5.875% due 06/15/19	25,000	28,164
Hewlett-Packard Co 4.250% due 02/24/12	50,000	52,719
4.750% due 06/02/14	25,000	27,733
International Business Machines Corp 2.100% due 05/06/13	50,000	51,002
5.600% due 11/30/39	26,000	29,059
Microsoft Corp 5.200% due 06/01/39	35,000	38,486
Oracle Corp 3.750% due 07/08/14	25,000	26,801
6.500% due 04/15/38	25,000	30,487
Xerox Corp 8.250% due 05/15/14	40,000	46,941

		903,250

Materials - 0.8%

Air Products & Chemicals Inc 4.375% due 08/21/19	25,000	26,168
Alcoa Inc 6.750% due 07/15/18	50,000	50,569
ArcelorMittal (Luxembourg) 9.000% due 02/15/15	75,000	88,353
Barrick Australia Finance Ltd (Australia) 5.950% due 10/15/39	25,000	26,774
Bemis Co Inc 5.650% due 08/01/14	5,000	5,513
BHP Billiton Finance USA Ltd (Australia) 6.500% due 04/01/19	75,000	90,160
Cabot Corp 5.000% due 10/01/16	25,000	26,583
Cliffs Natural Resources Inc 5.900% due 03/15/20	25,000	26,879
CRH America Inc 5.625% due 09/30/11	13,000	13,499
E.I. du Pont de Nemours & Co 3.250% due 01/15/15	25,000	26,119
4.625% due 01/15/20	25,000	26,956
International Paper Co 7.500% due 08/15/21	40,000	46,964
Newmont Mining Corp 6.250% due 10/01/39	25,000	27,417
Potash Corp of Saskatchewan Inc (Canada) 3.750% due 09/30/15	20,000	20,859
Praxair Inc 2.125% due 06/14/13	50,000	50,888
Rio Tinto Finance USA Ltd (Australia) 7.125% due 07/15/28	50,000	59,645
The Dow Chemical Co 7.600% due 05/15/14	35,000	40,465
9.400% due 05/15/39	50,000	69,839

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
The Valspar Corp 7.250% due 06/15/19	$25,000	$29,781
Vale Overseas Ltd (Cayman) 6.875% due 11/10/39	45,000	47,327

		800,758

Telecommunication Services - 1.4%

America Movil SAB de CV (Mexico) 5.000% due 03/30/20 ~	50,000	51,960
6.125% due 03/30/40 ~	50,000	52,571
AT&T Inc 4.950% due 01/15/13	100,000	108,641
5.500% due 02/01/18	100,000	110,846
6.550% due 02/15/39	50,000	56,320
BellSouth Corp 6.000% due 11/15/34	50,000	51,938
British Telecommunications PLC (United Kingdom) 9.875% due 12/15/30	50,000	61,266
Deutsche Telekom International Finance BV (Netherlands) 5.875% due 08/20/13	50,000	54,797
France Telecom SA (France) 8.500% due 03/01/31	50,000	69,124
New Cingular Wireless Services Inc 8.750% due 03/01/31	50,000	68,953
Rogers Communications Inc (Canada) 6.375% due 03/01/14	50,000	56,834
Telecom Italia Capital SA (Luxembourg) 6.175% due 06/18/14	100,000	104,672
Telefonica Emisiones SAU (Spain) 4.949% due 01/15/15	50,000	52,452
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	50,000	61,887
Verizon Communications Inc 4.350% due 02/15/13	50,000	53,496
6.350% due 04/01/19	100,000	116,015
7.350% due 04/01/39	50,000	61,812
Verizon Wireless Capital LLC 8.500% due 11/15/18	50,000	65,163
Vodafone Group PLC (United Kingdom) 4.150% due 06/10/14	50,000	52,531

		1,311,278

Utilities - 1.7%

Alliant Energy Corp 4.000% due 10/15/14	50,000	51,665
Ameren Energy Generating Co 6.300% due 04/01/20	25,000	25,516
Avista Corp 5.125% due 04/01/22	15,000	16,037
Carolina Power & Light Co 6.300% due 04/01/38	25,000	29,961
CenterPoint Energy Houston Electric LLC 7.000% due 03/01/14	25,000	29,036
Consolidated Edison Co of New York Inc 5.850% due 03/15/36	25,000	27,276
6.650% due 04/01/19	50,000	60,859
Constellation Energy Group Inc 4.550% due 06/15/15	25,000	26,344
Consumers Energy Co 6.700% due 09/15/19	25,000	29,987
Dominion Resources Inc 5.200% due 08/15/19	20,000	21,745
DTE Energy Co 7.625% due 05/15/14	100,000	117,005
Duke Energy Carolinas LLC 5.300% due 02/15/40	25,000	26,541
6.100% due 06/01/37	25,000	28,745
Duke Energy Ohio Inc 2.100% due 06/15/13	50,000	50,857
Entergy Gulf States LLC 5.590% due 10/01/24	15,000	16,423
EQT Corp 8.125% due 06/01/19	25,000	29,482
Exelon Generation Co LLC 6.200% due 10/01/17	25,000	28,483
6.250% due 10/01/39	25,000	26,857
Florida Power & Light Co 5.690% due 03/01/40	35,000	39,043
5.950% due 02/01/38	25,000	28,725
Florida Power Corp 6.350% due 09/15/37	25,000	29,763
Georgia Power Co 4.250% due 12/01/19	25,000	26,255
Metropolitan Edison Co 7.700% due 01/15/19	50,000	60,573
MidAmerican Energy Holdings Co 6.500% due 09/15/37	25,000	28,882
National Rural Utilities Cooperative Finance Corp 8.000% due 03/01/32	50,000	64,769
NiSource Finance Corp 10.750% due 03/15/16	50,000	64,177
Northern States Power Co 5.350% due 11/01/39	10,000	10,578
NSTAR 4.500% due 11/15/19	15,000	15,984
Ohio Power Co 5.375% due 10/01/21	30,000	32,115
ONEOK Partners LP 8.625% due 03/01/19	50,000	61,747
Pacific Gas & Electric Co 4.800% due 03/01/14	50,000	54,244
6.050% due 03/01/34	25,000	28,043
6.250% due 03/01/39	25,000	28,998
Progress Energy Inc 6.000% due 12/01/39	25,000	26,914
PSEG Power LLC 2.500% due 04/15/13 ~	50,000	50,533
Public Service Co of Colorado 5.125% due 06/01/19	15,000	16,650
Public Service Co of Oklahoma 5.150% due 12/01/19	20,000	21,120
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	26,173
Sempra Energy 6.000% due 10/15/39	25,000	26,681
Southern California Edison Co 5.750% due 03/15/14	50,000	56,335
Southern Co 4.150% due 05/15/14	50,000	52,807
TransAlta Corp (Canada) 4.750% due 01/15/15	25,000	26,361
Virginia Electric & Power Co 5.000% due 06/30/19	35,000	38,269
8.875% due 11/15/38	25,000	36,455
Wisconsin Electric Power Co 4.250% due 12/15/19	25,000	26,056

		1,621,069

Total Corporate Bonds & Notes
(Cost $19,540,296)		20,548,797

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES - 36.8%

Collateralized Mortgage Obligations - Commercial - 3.2%

Banc of America Commercial Mortgage Inc 5.634% due 04/10/49 ” §	$100,000	$103,397
5.867% due 04/10/49 ” §	100,000	100,103
Bear Stearns Commercial Mortgage Securities 4.750% due 02/13/46 ” §	100,000	102,739
5.537% due 10/12/41 ”	175,000	184,003
Citigroup Commercial Mortgage Trust 5.888% due 12/10/49 ” §	200,000	204,280
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.293% due 12/11/49 ”	100,000	102,084
5.546% due 01/15/46 ” §	100,000	102,040
Commercial Mortgage Pass-Through Certificates 4.982% due 05/10/43 ” §	100,000	105,638
CS First Boston Mortgage Securities Corp 5.014% due 02/15/38 ” §	50,000	52,182
6.387% due 08/15/36 ”	329,557	345,624
Greenwich Capital Commercial Funding Corp 4.799% due 08/10/42 ” §	100,000	104,003
6.085% due 07/10/38 ” §	100,000	104,737
GS Mortgage Securities Corp II 5.396% due 08/10/38 ” §	100,000	105,629
5.553% due 04/10/38 ” §	100,000	103,082
JPMorgan Chase Commercial Mortgage Securities Corp 5.305% due 01/15/49 ”	100,000	99,998
5.335% due 08/12/37 ” §	100,000	107,356
5.429% due 12/12/43 ”	100,000	103,169
5.814% due 06/12/43 ” §	100,000	103,976
LB-UBS Commercial Mortgage Trust 4.510% due 12/15/29 ”	100,000	101,921
5.287% due 06/15/29 ” §	100,000	103,709
5.866% due 09/15/45 ” §	100,000	100,984
Morgan Stanley Capital I 4.989% due 08/13/42 ”	50,000	52,021
5.514% due 11/12/49 ” §	100,000	104,066
5.880% due 06/11/49 ” §	100,000	101,794
Morgan Stanley Dean Witter Capital I 4.740% due 11/13/36 ”	100,000	105,037
Wachovia Bank Commercial Mortgage Trust 4.964% due 11/15/35 ” §	100,000	106,364
5.795% due 07/15/45 ” §	100,000	87,241

		3,097,177

Fannie Mae - 16.9%

3.583% due 08/01/39 ” §	240,247	249,358
4.000% due 06/01/24 - 07/01/40 ”	1,157,847	1,184,674
4.500% due 07/01/24 - 05/01/40 ”	3,588,759	3,748,204
4.782% due 06/01/38 ” §	101,830	107,962
5.000% due 08/01/20 - 07/01/40 ”	3,778,409	4,019,168
5.500% due 07/01/25 - 07/01/40 ”	3,407,609	3,667,049
5.662% due 09/01/37 ” §	241,115	260,376
6.000% due 09/01/34 - 07/01/40 ”	2,321,186	2,524,465
6.500% due 09/01/36 - 07/01/40 ”	643,797	706,473

		16,467,729

Freddie Mac - 10.6%

4.000% due 02/01/25 - 04/01/39 ”	1,279,419	1,317,774
4.500% due 08/01/24 - 02/01/40 ”	2,319,187	2,415,411
5.000% due 04/01/37 - 05/01/40 ”	1,706,572	1,808,372
5.500% due 11/01/17 - 03/01/40 ”	2,279,761	2,451,762
5.575% due 11/01/37 ” §	225,874	239,606
6.000% due 03/01/23 - 08/01/37 ”	1,391,898	1,512,909
6.500% due 08/01/37 - 04/01/39 ”	602,591	661,813

		10,407,647

Government National Mortgage Association - 6.1%

4.000% due 06/15/39 ”	95,842	97,654
4.500% due 03/15/39 - 02/15/40 ”	1,641,585	1,714,533
5.000% due 09/15/39 - 02/15/40 ”	1,657,886	1,770,622
5.500% due 04/15/37 - 07/01/40 ”	1,373,456	1,485,788
6.000% due 01/15/38 - 06/15/39 ”	655,869	715,929
6.500% due 10/15/37 - 10/15/38 ”	143,705	157,915

		5,942,441

Total Mortgage-Backed Securities
(Cost $34,888,550)		35,914,994

ASSET-BACKED SECURITIES - 0.2%

Citibank Credit Card Issuance Trust 5.650% due 09/20/19 ”	100,000	115,687
USAA Auto Owner Trust 2.530% due 07/15/15 ”	40,000	41,160

Total Asset-Backed Securities
(Cost $141,358)		156,847

U.S. GOVERNMENT AGENCY ISSUES - 6.7%

Fannie Mae 1.000% due 11/23/11	80,000	80,534
1.000% due 04/04/12	100,000	100,603
1.250% due 09/28/11	25,000	25,037
1.375% due 07/19/13	100,000	100,000
1.500% due 06/01/12	100,000	100,131
1.500% due 07/19/13	100,000	100,000
1.750% due 05/07/13	100,000	101,926
1.850% due 03/25/13	50,000	50,420
2.000% due 01/09/12	400,000	408,323
2.000% due 09/28/12	75,000	75,262
2.000% due 05/10/13	100,000	100,500
2.170% due 03/21/13	50,000	50,164
2.500% due 05/15/14	250,000	258,418
2.625% due 11/20/14	50,000	51,751
2.750% due 02/05/14	125,000	130,364
3.000% due 09/29/14	25,000	25,596
3.000% due 03/09/15	50,000	50,240
3.125% due 09/29/14	25,000	25,179
3.125% due 11/10/14	100,000	101,042
3.625% due 02/12/13	100,000	106,864
4.000% due 01/20/17	50,000	50,927
5.000% due 05/11/17	150,000	171,489
5.375% due 06/12/17	100,000	116,758
7.125% due 01/15/30	75,000	102,508
Federal Farm Credit Bank 1.750% due 02/21/13	100,000	101,550
1.875% due 12/07/12	50,000	51,118
2.125% due 06/18/12	100,000	102,765
3.000% due 09/22/14	50,000	52,553
Federal Home Loan Bank 0.750% due 07/08/11	100,000	100,314
1.000% due 11/14/11	100,000	100,020
1.500% due 01/16/13	100,000	101,354
1.625% due 07/27/11	100,000	101,229
1.625% due 03/20/13	100,000	101,549
1.850% due 12/21/12	50,000	50,247
2.000% due 10/05/12	25,000	25,096
4.750% due 12/16/16	50,000	56,342
5.000% due 11/17/17	100,000	114,364
5.125% due 08/14/13	200,000	223,949
5.250% due 06/18/14	100,000	114,125
5.375% due 05/18/16	200,000	233,745
5.750% due 05/15/12	200,000	218,820

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Financing Corp 10.700% due 10/06/17	$50,000	$75,301
Freddie Mac 1.125% due 01/14/13	100,000	100,019
1.250% due 01/19/12	100,000	100,035
1.500% due 08/24/11	200,000	200,293
1.750% due 06/15/12	100,000	102,031
1.875% due 03/08/13	25,000	25,201
2.000% due 09/28/12	25,000	25,072
2.125% due 03/23/12	200,000	205,064
2.250% due 08/24/12	100,000	100,280
2.500% due 01/07/14	200,000	207,619
3.150% due 01/22/15	25,000	25,040
3.500% due 05/29/13	100,000	106,950
3.625% due 08/25/14	100,000	100,482
4.125% due 12/21/12	100,000	108,031
4.750% due 11/17/15	100,000	112,800
4.875% due 06/13/18	100,000	113,450
5.000% due 04/18/17	150,000	171,636
5.500% due 08/20/12	100,000	109,998
6.250% due 07/15/32	75,000	95,379
Tennessee Valley Authority 4.750% due 08/01/13	50,000	55,012
5.250% due 09/15/39	25,000	27,810
5.375% due 04/01/56	50,000	57,050

Total U.S. Government Agency Issues
(Cost $6,409,498)		6,557,729

U.S. TREASURY OBLIGATIONS - 32.1%

U.S. Treasury Bonds - 5.1%

4.250% due 05/15/39	350,000	371,000
4.375% due 11/15/39	250,000	270,625
4.500% due 02/15/36	250,000	276,875
4.500% due 08/15/39	375,000	414,082
4.625% due 02/15/40	325,000	366,336
5.000% due 05/15/37	50,000	59,734
5.250% due 11/15/28	50,000	60,274
5.250% due 02/15/29	125,000	150,664
5.375% due 02/15/31	75,000	92,438
5.500% due 08/15/28	100,000	123,781
6.125% due 11/15/27	100,000	131,781
6.125% due 08/15/29	50,000	66,524
6.250% due 05/15/30	205,000	277,743
6.375% due 08/15/27	295,000	397,835
6.625% due 02/15/27	100,000	137,797
6.750% due 08/15/26	100,000	138,953
6.875% due 08/15/25	100,000	138,875
7.250% due 05/15/16	250,000	321,328
7.500% due 11/15/24	100,000	145,203
7.625% due 02/15/25	150,000	220,547
8.125% due 08/15/19	100,000	142,602
8.125% due 08/15/21	250,000	366,055
8.750% due 05/15/17	100,000	140,836
8.750% due 05/15/20	100,000	149,578

		4,961,466

U.S. Treasury Notes - 27.0%

0.750% due 11/30/11	200,000	200,805
0.750% due 05/31/12	500,000	501,603
0.875% due 01/31/12	500,000	502,793
0.875% due 02/29/12	200,000	201,133
1.000% due 07/31/11	250,000	251,612
1.000% due 08/31/11	500,000	503,340
1.000% due 09/30/11	450,000	453,199
1.000% due 10/31/11	300,000	302,180
1.000% due 12/31/11	100,000	100,758
1.000% due 03/31/12	300,000	302,366
1.000% due 04/30/12	200,000	201,563
1.125% due 12/15/11	300,000	302,953
1.125% due 01/15/12	200,000	201,953
1.125% due 12/15/12	100,000	100,859
1.375% due 02/15/12	500,000	506,992
1.375% due 03/15/12	200,000	202,961
1.375% due 04/15/12	350,000	355,373
1.375% due 05/15/12	500,000	507,480
1.375% due 09/15/12	150,000	152,332
1.375% due 10/15/12	200,000	203,047
1.375% due 11/15/12	200,000	202,938
1.375% due 01/15/13	300,000	304,148
1.375% due 02/15/13	200,000	202,703
1.375% due 03/15/13	200,000	202,657
1.375% due 05/15/13	400,000	405,031
1.500% due 07/15/12	100,000	101,859
1.750% due 11/15/11	100,000	101,797
1.750% due 08/15/12	200,000	204,719
1.750% due 04/15/13	400,000	409,219
1.750% due 03/31/14	200,000	202,844
1.875% due 02/28/14	425,000	433,301
1.875% due 04/30/14	125,000	127,315
2.000% due 11/30/13	200,000	205,391
2.125% due 11/30/14	200,000	204,344
2.250% due 05/31/14	200,000	206,453
2.250% due 01/31/15	200,000	205,078
2.375% due 08/31/14	300,000	310,289
2.375% due 09/30/14	300,000	310,008
2.375% due 10/31/14	400,000	412,906
2.375% due 02/28/15	300,000	309,329
2.375% due 03/31/16	100,000	101,547
2.500% due 06/30/17	300,000	301,547
2.625% due 06/30/14	200,000	209,172
2.625% due 07/31/14	400,000	418,156
2.625% due 12/31/14	400,000	416,812
2.625% due 02/29/16	350,000	360,336
2.625% due 04/30/16	500,000	514,101
2.750% due 02/28/13	200,000	210,125
2.750% due 10/31/13	300,000	315,727
2.750% due 11/30/16	200,000	205,219
2.750% due 05/31/17	200,000	204,391
2.750% due 02/15/19	375,000	373,975
3.000% due 08/31/16	200,000	208,891
3.000% due 09/30/16	300,000	313,055
3.000% due 02/28/17	100,000	103,891
3.125% due 04/30/13	100,000	106,359
3.125% due 08/31/13	150,000	159,703
3.125% due 09/30/13	500,000	532,539
3.125% due 10/31/16	200,000	209,969
3.125% due 01/31/17	400,000	418,688
3.125% due 05/15/19	360,000	367,903
3.250% due 05/31/16	600,000	637,781
3.250% due 07/31/16	250,000	265,215
3.250% due 12/31/16	200,000	210,984
3.250% due 03/31/17	50,000	52,727
3.375% due 11/30/12	100,000	106,406
3.375% due 11/15/19	750,000	777,598
3.500% due 05/31/13	100,000	107,492
3.500% due 05/15/20	250,000	261,954
3.625% due 12/31/12	150,000	160,910
3.625% due 05/15/13	150,000	161,637
3.625% due 08/15/19	675,000	714,498
3.625% due 02/15/20	50,000	52,887
3.750% due 11/15/18	375,000	404,473
3.875% due 02/15/13	100,000	108,063
3.875% due 05/15/18	200,000	218,766
4.000% due 02/15/14	200,000	219,391
4.000% due 02/15/15	350,000	386,477
4.000% due 08/15/18	150,000	165,141

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
4.125% due 05/15/15	$200,000	$222,297
4.250% due 08/15/13	200,000	219,844
4.250% due 11/15/13	100,000	110,328
4.250% due 11/15/14	200,000	222,844
4.250% due 08/15/15	250,000	279,687
4.250% due 11/15/17	150,000	168,645
4.500% due 04/30/12	300,000	321,820
4.500% due 02/15/16	300,000	339,727
4.625% due 08/31/11	500,000	524,394
4.625% due 10/31/11	600,000	633,633
4.625% due 07/31/12	300,000	325,148
4.625% due 11/15/16	100,000	114,211
4.625% due 02/15/17	100,000	114,336
4.750% due 05/15/14	100,000	112,867
4.875% due 02/15/12	200,000	214,305
4.875% due 08/15/16	200,000	231,656
5.125% due 05/15/16	100,000	116,758

		26,454,637

Total U.S. Treasury Obligations
(Cost $30,393,925)		31,416,103

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Brazilian Government International Bond (Brazil) 5.625% due 01/07/41	125,000	123,438
8.000% due 01/15/18	44,444	51,778
10.125% due 05/15/27	50,000	75,250
Canada Government Bond (Canada) 2.375% due 09/10/14	50,000	51,392
Export Development Canada (Canada) 2.375% due 03/19/12	50,000	51,236
Export-Import Bank of Korea (South Korea) 5.875% due 01/14/15	100,000	108,611
Israel Government AID Bond (Israel) 5.500% due 04/26/24	25,000	29,487
Italian Republic (Italy) 3.500% due 07/15/11	100,000	101,984
4.500% due 01/21/15	100,000	100,980
Japan Bank for International Cooperation (Japan) 2.125% due 11/05/12	25,000	25,513
Korea Development Bank (South Korea) 8.000% due 01/23/14	100,000	113,955
Mexico Government International Bond (Mexico) 6.750% due 09/27/34	50,000	57,875
Poland Government International Bond (Poland) 6.375% due 07/15/19	20,000	22,243
Province of Ontario (Canada) 2.625% due 01/20/12	100,000	102,416
2.950% due 02/05/15	100,000	102,678
4.000% due 10/07/19	50,000	51,779
Province of Quebec (Canada) 7.500% due 09/15/29	25,000	34,478
Republic of Korea (South Korea) 5.750% due 04/16/14	50,000	54,621
Republic of Panama (Panama) 5.200% due 01/30/20	25,000	26,125
6.700% due 01/26/36	25,000	27,688
South Africa Government International Bond (South Africa) 6.875% due 05/27/19	100,000	114,875
United Mexican States (Mexico) 5.875% due 02/17/14	100,000	110,200
5.950% due 03/19/19	50,000	55,750

Total Foreign Government Bonds & Notes
(Cost $1,534,313)		1,594,352

MUNICIPAL BONDS - 0.8%

American Municipal Power-Ohio Inc 6.449% due 02/15/44	25,000	26,137
Bay Area Toll Authority CA Bridge Revenue 6.263% due 04/01/49	25,000	26,309
7.043% due 04/01/50 #	50,000	50,542
Central Puget Sound Regional Transportation Authorized Revenue WA 5.491% due 11/01/39	25,000	26,242
City & County of Denver CO 5.650% due 08/01/30	100,000	101,298
Commonwealth of Massachusetts 4.910% due 05/01/29	100,000	97,122
5.456% due 12/01/39	25,000	26,225
Illinois State Toll Highway Authority 5.851% due 12/01/34	25,000	25,460
Metropolitan Transportation Authority NY 5.871% due 11/15/39	25,000	25,361
Municipal Electric Authority GA ‘J’ 6.637% due 04/01/57	25,000	24,236
New York City Municipal Water Finance Authority 6.011% due 06/15/42	10,000	10,620
New York State Urban Development Corp 5.770% due 03/15/39	25,000	25,457
Pennsylvania Turnpike Commission 6.105% due 12/01/39	25,000	26,895
State of California 4.850% due 10/01/14	50,000	51,894
5.750% due 03/01/17	50,000	52,039
6.200% due 10/01/19	25,000	26,159
7.500% due 04/01/34	50,000	53,410
7.625% due 03/01/40	40,000	43,259
State of Illinois 5.100% due 06/01/33	50,000	39,029
State of Utah Build America ‘D’ 4.554% due 07/01/24	15,000	15,811
State of Washington 5.481% due 08/01/39	25,000	26,115

Total Municipal Bonds
(Cost $791,268)		799,620

	Shares
SHORT-TERM INVESTMENT - 3.4%

Money Market Fund - 3.4%

Federated Prime Obligations Fund	3,330,314	3,330,314

Total Short-Term Investment
(Cost $3,330,314)		3,330,314

TOTAL INVESTMENTS - 102.7%
(Cost $97,029,522)		100,318,756

OTHER ASSETS & LIABILITIES, NET - (2.7%)		(2,614,291)

NET ASSETS - 100.0%		$97,704,465

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	36.8%
U.S. Treasury Obligations	32.1%
Corporate Bonds & Notes	21.0%
U.S. Government Agency Issues	6.7%
Short-Term Investment	3.4%
Foreign Government Bonds & Notes	1.7%
Municipal Bonds	0.8%
Asset-Backed Securities	0.2%

102.7%
Other Assets & Liabilities, Net	(2.7%)

100.0%

(b)	As of June 30, 2010, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA/U.S. Government & Agency Issues	78.1%
AA	3.2%
A	10.1%
BBB	7.7%
BB	0.1%
Not Rated	0.8%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$20,548,797	$-	$20,548,797	$-
	Mortgage-Backed Securities	35,914,994	-	35,914,994	-
	Asset-Backed Securities	156,847	-	156,847	-
	U.S. Government Agency Issues	6,557,729	-	6,557,729	-
	U.S. Treasury Obligations	31,416,103	-	31,416,103	-
	Foreign Government Bonds & Notes	1,594,352	-	1,594,352	-
	Municipal Bonds	799,620	-	799,620	-
	Short-Term Investment	3,330,314	3,330,314	-	-

	Total	$100,318,756	$3,330,314	$96,988,442	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO (Formerly PD High Yield Bond Index Portfolio)
Schedule of Investments
June 30, 2010 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS & NOTES - 98.3%

Consumer Discretionary - 23.4%

Allbritton Communications Co 8.000% due 05/15/18 ~	$25,000	$24,875
AMC Entertainment Inc 8.750% due 06/01/19	100,000	101,000
American Axle & Manufacturing Holdings Inc 9.250% due 01/15/17 ~	25,000	25,875
Ameristar Casinos Inc 9.250% due 06/01/14	150,000	157,875
ARAMARK Corp 8.500% due 02/01/15	75,000	76,125
Belo Corp 8.000% due 11/15/16	25,000	25,813
Blockbuster Inc 9.000% due 09/01/12	100,000	8,750
Brunswick Corp 11.250% due 11/01/16 ~	100,000	110,500
Cablevision Systems Corp 7.750% due 04/15/18	100,000	100,500
8.000% due 04/15/20	100,000	101,750
CCH II LLC 13.500% due 11/30/16	150,000	175,500
Cengage Learning Acquisitions Inc 10.500% due 01/15/15 ~	100,000	93,500
Cequel Communications Holdings I LLC 8.625% due 11/15/17 ~	100,000	100,125
Clear Channel Communications Inc 10.750% due 08/01/16	150,000	106,125
Clear Channel Worldwide Holdings Inc 9.250% due 12/15/17 ~	100,000	101,000
Cooper-Standard Automotive Inc 8.500% due 05/01/18 ~	25,000	25,313
D.R. Horton Inc 5.250% due 02/15/15	150,000	143,625
DISH DBS Corp 7.125% due 02/01/16	350,000	352,625
Dollar General Corp 10.625% due 07/15/15	208,000	228,540
Easton-Bell Sports Inc 9.750% due 12/01/16 ~	10,000	10,400
Ford Motor Co 7.450% due 07/16/31	150,000	136,125
GXS Worldwide Inc 9.750% due 06/15/15 ~	55,000	52,800
Hanesbrands Inc 8.000% due 12/15/16	65,000	66,219
Harrah’s Operating Co Inc 10.000% due 12/15/18	350,000	288,750
J.C. Penney Co Inc 5.650% due 06/01/20	100,000	98,250
6.375% due 10/15/36	51,000	48,450
Icahn Enterprises LP 7.750% due 01/15/16 ~	50,000	48,875
8.000% due 01/15/18 ~	50,000	48,750
Insight Communications Co Inc 9.375% due 07/15/18 ~	50,000	50,000
Jarden Corp 7.500% due 05/01/17	75,000	73,875
K Hovnanian Enterprises Inc 8.625% due 01/15/17	100,000	72,000
KB Home 6.250% due 06/15/15	100,000	89,500
Lamar Media Corp 7.875% due 04/15/18 ~	30,000	30,075
9.750% due 04/01/14	75,000	82,125
Lear Corp 7.875% due 03/15/18	50,000	50,375
Lennar Corp 5.600% due 05/31/15	250,000	221,250
Libbey Glass Inc 10.000% due 02/15/15 ~	35,000	36,400
Limited Brands Inc 8.500% due 06/15/19	100,000	108,250
LIN Television Corp 8.375% due 04/15/18 ~	100,000	100,000
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	25,000	24,375
Macy’s Retail Holdings Inc 5.900% due 12/01/16	350,000	352,625
Mediacom LLC 9.125% due 08/15/19	50,000	48,500
MGM MIRAGE 13.000% due 11/15/13	250,000	289,375
Michaels Stores Inc 10.000% due 11/01/14	100,000	103,750
Netflix Inc 8.500% due 11/15/17	25,000	26,125
Nielsen Finance LLC 10.000% due 08/01/14	250,000	256,875
Peninsula Gaming LLC 10.750% due 08/15/17	75,000	75,000
Penn National Gaming Inc 8.750% due 08/15/19	75,000	77,437
Pinnacle Entertainment Inc 7.500% due 06/15/15	75,000	70,688
PulteHomes Inc 5.250% due 01/15/14	200,000	194,500
Quebecor Media Inc (Canada) 7.750% due 03/15/16	100,000	98,500
QVC Inc 7.125% due 04/15/17 ~	90,000	88,650
Royal Caribbean Cruises Ltd (Liberia) 7.000% due 06/15/13	250,000	250,000
Salem Communications Corp 9.625% due 12/15/16	23,000	23,805
Service Corp International 7.000% due 06/15/17	100,000	99,000
Sinclair Television Group Inc 9.250% due 11/01/17 ~	50,000	50,750
Stanadyne Corp 10.000% due 08/15/14	25,000	22,875
Starwood Hotels & Resorts Worldwide Inc 7.875% due 10/15/14	250,000	270,000
Tenneco Inc 8.625% due 11/15/14	75,000	76,031
The Bon-Ton Department Stores Inc 10.250% due 03/15/14	50,000	49,375
The Goodyear Tire & Rubber Co 10.500% due 05/15/16	100,000	109,250
The McClatchy Co 11.500% due 02/15/17 ~	25,000	25,500
The Neiman Marcus Group Inc 10.375% due 10/15/15	75,000	76,687
The ServiceMaster Co 10.750% due 07/15/15 ~	75,000	78,000
Toys R Us Property Co I LLC 10.750% due 07/15/17 ~	100,000	109,750
Toys R Us Property Co II LLC 8.500% due 12/01/17 ~	25,000	25,750
Umbrella Acquisition Inc 9.750% due 03/15/15 ~	131,562	110,183
Virgin Media Finance PLC (United Kingdom) 9.500% due 08/15/16	100,000	106,125
Wendy’s/Arby’s Restaurants LLC 10.000% due 07/15/16	50,000	52,250
WMG Acquisition Corp 9.500% due 06/15/16	100,000	107,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Wynn Las Vegas LLC 6.625% due 12/01/14	$100,000	$100,750
XM Satellite Radio Inc 13.000% due 08/01/13 ~	75,000	82,312

		7,303,678

Consumer Staples - 4.0%

Bumble Bee Foods LLC 7.750% due 12/15/15 ~	25,000	25,219
Central Garden & Pet Co 8.250% due 03/01/18	50,000	49,812
Constellation Brands Inc 7.250% due 05/15/17	100,000	101,875
Cott Beverages Inc 8.375% due 11/15/17 ~	25,000	25,313
Pinnacle Foods Finance LLC 9.250% due 04/01/15 ~	25,000	25,625
Reddy Ice Corp 11.250% due 03/15/15 ~	50,000	51,750
Revlon Consumer Products Corp 9.750% due 11/15/15 ~	50,000	51,500
Reynolds Group Issuer Inc 7.750% due 10/15/16 ~	100,000	98,250
Rite Aid Corp 9.500% due 06/15/17	150,000	119,625
Smithfield Foods Inc 10.000% due 07/15/14 ~	100,000	111,250
Spectrum Brands Holdings Inc 9.500% due 06/15/18 ~	50,000	51,625
SUPERVALU Inc 8.000% due 05/01/16	250,000	248,750
Susser Holdings LLC 8.500% due 05/15/16 ~	25,000	25,125
Tyson Foods Inc 7.850% due 04/01/16	250,000	273,125

		1,258,844

Energy - 10.7%

Aquilex Holdings LLC 11.125% due 12/15/16 ~	25,000	25,125
ATP Oil & Gas Corp 11.875% due 05/01/15 ~	35,000	25,550
Chesapeake Energy Corp 6.500% due 08/15/17	500,000	495,625
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	125,000	127,500
Cloud Peak Energy Resources LLC 8.250% due 12/15/17 ~	25,000	24,875
CONSOL Energy Inc 8.000% due 04/01/17 ~	35,000	36,312
8.250% due 04/01/20 ~	75,000	78,562
Copano Energy LLC 7.750% due 06/01/18	50,000	47,500
Crosstex Energy LP 8.875% due 02/15/18	5,000	5,019
Denbury Resources Inc 8.250% due 02/15/20	110,000	115,500
El Paso Corp 7.000% due 06/15/17	250,000	250,017
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	50,000	48,000
Forest Oil Corp 8.500% due 02/15/14	100,000	104,750
Holly Corp 9.875% due 06/15/17 ~	25,000	25,813
International Coal Group Inc 9.125% due 04/01/18	15,000	15,075
Kinder Morgan Finance Co ULC (Canada) 5.700% due 01/05/16	100,000	96,000
Linn Energy LLC 8.625% due 04/15/20 ~	25,000	25,719
11.750% due 05/15/17	150,000	171,000
MarkWest Energy Partners LP 8.500% due 07/15/16	75,000	76,125
Massey Energy Co 6.875% due 12/15/13	75,000	73,594
Newfield Exploration Co 6.875% due 02/01/20	100,000	97,500
OPTI Canada Inc (Canada) 8.250% due 12/15/14	100,000	87,500
9.000% due 12/15/12 ~	25,000	25,375
Parker Drilling Co 9.125% due 04/01/18 ~	10,000	9,550
Patriot Coal Corp 8.250% due 04/30/18	10,000	9,675
Peabody Energy Corp 7.375% due 11/01/16	100,000	104,625
Penn Virginia Resource Partners LP 8.250% due 04/15/18	25,000	24,688
Petrohawk Energy Corp 7.875% due 06/01/15	150,000	151,125
Pioneer Natural Resources Co 7.500% due 01/15/20	100,000	103,651
Plains Exploration & Production Co 7.750% due 06/15/15	250,000	248,750
Pride International Inc 8.500% due 06/15/19	125,000	130,312
Quicksilver Resources Inc 11.750% due 01/01/16	100,000	110,750
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	167,500
SandRidge Energy Inc 8.750% due 01/15/20 ~	100,000	95,500
Teekay Corp 8.500% due 01/15/20	25,000	25,000
Tesoro Corp 6.500% due 06/01/17	100,000	92,000

		3,351,162

Financials - 14.7%

American General Finance Corp 5.375% due 10/01/12	125,000	113,750
American International Group Inc 6.250% due 03/15/37	100,000	68,500
8.175% due 05/15/58 §	200,000	159,500
Arch Western Finance LLC 6.750% due 07/01/13	100,000	100,750
BAC Capital Trust XI 6.625% due 05/23/36	250,000	232,112
CIT Group Inc 7.000% due 05/01/13	178,895	172,186
7.000% due 05/01/14	43,343	41,068
7.000% due 05/01/15	43,343	40,201
7.000% due 05/01/16	322,238	295,653
7.000% due 05/01/17	301,134	272,526
Citigroup Capital XXI 8.300% due 12/21/57 §	150,000	146,841
First Data Corp 9.875% due 09/24/15	250,000	191,250
11.250% due 03/31/16	100,000	62,000
Ford Motor Credit Co LLC 7.000% due 10/01/13	250,000	255,134
7.250% due 10/25/11	300,000	308,301
8.125% due 01/15/20	100,000	102,305
General Motors Acceptance Corp 6.750% due 12/01/14	150,000	145,207
6.875% due 09/15/11	500,000	509,375
8.000% due 03/15/20 ~	100,000	98,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
8.000% due 11/01/31	$100,000	$92,750
8.300% due 02/12/15 ~	75,000	76,125
Genworth Financial Inc 6.150% due 11/15/66 §	50,000	34,500
Host Hotels & Resorts LP 6.750% due 06/01/16	155,000	154,031
iStar Financial Inc 8.625% due 06/01/13	100,000	82,000
Leucadia National Corp 8.125% due 09/15/15	100,000	103,000
Liberty Mutual Group Inc 10.750% due 06/15/58 § ~	125,000	136,250
National Money Mart Co (Canada) 10.375% due 12/15/16 ~	50,000	51,000
Nuveen Investments Inc 10.500% due 11/15/15	50,000	43,750
Provident Funding Associates 10.250% due 04/15/17 ~	25,000	25,375
Realogy Corp 10.500% due 04/15/14	100,000	85,250
Residential Capital LLC 9.625% due 05/15/15	250,000	247,500
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	75,000	80,385
Trans Union LLC 11.375% due 06/15/18 ~	50,000	52,000

		4,578,575

Health Care - 8.2%

Biomet Inc 11.625% due 10/15/17	150,000	163,125
Boston Scientific Corp 6.000% due 06/15/11	250,000	254,499
CHS/Community Health Systems Inc 8.875% due 07/15/15	250,000	258,437
DaVita Inc 6.625% due 03/15/13	78,000	78,487
DJO Finance LLC 10.875% due 11/15/14	75,000	79,125
HCA Inc 6.500% due 02/15/16	100,000	93,750
7.250% due 09/15/20	200,000	202,000
9.250% due 11/15/16	500,000	531,250
Health Net Inc 6.375% due 06/01/17	100,000	93,500
HealthSouth Corp 10.750% due 06/15/16	75,000	81,375
Inverness Medical Innovations Inc 9.000% due 05/15/16	200,000	201,000
Mylan Inc 7.875% due 07/15/20 ~	100,000	102,500
Omnicare Inc 6.125% due 06/01/13	163,000	162,185
Phibro Animal Health Corp 9.250% due 07/01/18 ~	25,000	25,000
Quintiles Transnational Corp 9.500% due 12/30/14 ~	45,000	45,338
Talecris Biotherapeutics Holdings Corp 7.750% due 11/15/16 ~	25,000	26,750
Tenet Healthcare Corp 8.875% due 07/01/19 ~	150,000	159,750

		2,558,071

Industrials - 9.8%

American Airlines Inc 10.500% due 10/15/12 ~	100,000	104,250
Avis Budget Car Rental LLC 7.750% due 05/15/16	50,000	46,937
Bombardier Inc (Canada) 7.750% due 03/15/20 ~	200,000	208,500
Case New Holland Inc 7.750% due 09/01/13	100,000	102,750
7.875% due 12/01/17 ~	100,000	101,250
Ceridian Corp 11.250% due 11/15/15	100,000	90,750
Colt Defense LLC 8.750% due 11/15/17 ~	25,000	19,938
Corrections Corp of America 6.750% due 01/31/14	100,000	102,000
Delta Air Lines Inc 9.500% due 09/15/14 ~	100,000	105,500
DynCorp International Inc 10.375% due 07/01/17 ~	50,000	50,375
International Lease Finance Corp 8.625% due 09/15/15 ~	300,000	285,000
8.750% due 03/15/17 ~	200,000	190,000
Iron Mountain Inc 8.375% due 08/15/21	80,000	82,000
L-3 Communications Corp 6.375% due 10/15/15	350,000	351,750
Marquette Transportation Co 10.875% due 01/15/17 ~	25,000	24,625
Masco Corp 6.125% due 10/03/16	150,000	145,392
McJunkin Red Man Corp 9.500% due 12/15/16 ~	60,000	58,500
Navios Maritime Holdings Inc 8.875% due 11/01/17 ~	25,000	25,313
Navistar International Corp 8.250% due 11/01/21	15,000	15,300
Oshkosh Corp 8.500% due 03/01/20	25,000	26,125
Ply Gem Industries Inc 11.750% due 06/15/13	100,000	105,000
RailAmerica Inc 9.250% due 07/01/17	40,000	42,100
RBS Global Inc 8.500% due 05/01/18 ~	125,000	121,875
RSC Equipment Rental Inc 9.500% due 12/01/14	75,000	74,906
Terex Corp 8.000% due 11/15/17	100,000	93,000
The Hertz Corp 8.875% due 01/01/14	150,000	152,625
Trico Shipping AS (Norway) 11.875% due 11/01/14 ~	25,000	24,125
Trimas Corp 9.750% due 12/15/17 ~	45,000	45,787
United Air Lines Inc 9.875% due 08/01/13 ~	150,000	154,500
United Rentals North America Inc 9.250% due 12/15/19	100,000	101,250
Western Express Inc 12.500% due 04/15/15 ~	25,000	22,938

		3,074,361

Information Technology - 3.2%

Advanced Micro Devices Inc 8.125% due 12/15/17 ~	10,000	10,000
Brocade Communications Systems Inc 6.875% due 01/15/20 ~	50,000	49,875
Equinix Inc 8.125% due 03/01/18	50,000	51,375
Freescale Semiconductor Inc 8.875% due 12/15/14	100,000	91,750
9.250% due 04/15/18 ~	100,000	99,250
JDA Software Group Inc 8.000% due 12/15/14 ~	25,000	25,250
NXP BV (Netherlands) 9.500% due 10/15/15	75,000	63,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Sanmina-SCI Corp 8.125% due 03/01/16	$100,000	$99,000
Seagate Technology HDD Holdings (Cayman) 6.800% due 10/01/16	100,000	97,500
Sorenson Communications Inc 10.500% due 02/01/15 ~	50,000	31,750
SunGard Data Systems Inc 9.125% due 08/15/13	350,000	357,437
ViaSat Inc 8.875% due 09/15/16	25,000	25,563

		1,001,750

Materials - 9.2%

Ball Corp 7.125% due 09/01/16	125,000	131,406
Berry Plastics Corp 8.875% due 09/15/14	150,000	145,125
Boise Paper Holdings LLC 9.000% due 11/01/17 ~	15,000	15,525
CF Industries Inc 6.875% due 05/01/18	100,000	102,000
Crown Americas LLC 7.750% due 11/15/15	125,000	130,312
Domtar Corp 10.750% due 06/01/17	100,000	120,500
Drummond Co Inc 9.000% due 10/15/14 ~	25,000	25,250
Edgen Murray Corp 12.250% due 01/15/15 ~	25,000	21,250
Georgia Gulf Corp 9.000% due 01/15/17 ~	80,000	81,600
Georgia-Pacific LLC 8.250% due 05/01/16 ~	250,000	267,812
Graphic Packaging International Inc 9.500% due 06/15/17	50,000	52,500
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	120,625
Headwaters Inc 11.375% due 11/01/14	25,000	25,375
Hexion U.S. Finance Corp 8.875% due 02/01/18	85,000	77,138
Huntsman International LLC 8.625% due 03/15/20 ~	25,000	23,188
Ineos Group Holdings PLC (United Kingdom) 8.500% due 02/15/16 ~	75,000	58,875
JohnsonDiversey Inc 8.250% due 11/15/19 ~	25,000	25,875
Koppers Inc 7.875% due 12/01/19	10,000	10,150
LBI Escrow Corp 8.000% due 11/01/17 ~	125,000	129,062
Lyondell Chemical Co 11.000% due 05/01/18	100,000	107,750
MeadWestvaco Corp 7.375% due 09/01/19	125,000	136,144
Momentive Performance Materials Inc 9.750% due 12/01/14	50,000	47,500
Murray Energy Corp 10.250% due 10/15/15 ~	100,000	100,000
Nalco Co 8.250% due 05/15/17	100,000	104,000
NewPage Corp 11.375% due 12/31/14	100,000	91,250
Nova Chemicals Corp (Canada) 8.375% due 11/01/16	50,000	50,000
Novelis Inc (Canada) 7.250% due 02/15/15	75,000	72,750
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	70,000	73,325
Rohm & Haas Co 7.850% due 07/15/29	75,000	81,853
Solutia Inc 8.750% due 11/01/17	45,000	47,025
Steel Dynamics Inc 7.375% due 11/01/12	100,000	104,000
United States Steel Corp 7.000% due 02/01/18	100,000	99,375
Weyerhaeuser Co 6.750% due 03/15/12	75,000	81,073
7.375% due 03/15/32	100,000	99,161

		2,858,774

Telecommunication Services - 8.8%

Avaya Inc 9.750% due 11/01/15	50,000	47,125
Cincinnati Bell Inc 8.750% due 03/15/18	100,000	91,250
Clearwire Communications LLC 12.000% due 12/01/15 ~	130,000	129,512
Cricket Communications Inc 7.750% due 05/15/16	125,000	128,125
Frontier Communications Corp 8.250% due 05/01/14	250,000	260,625
Integra Telecom Holdings Inc 10.750% due 04/15/16	10,000	9,838
Intelsat Luxembourg SA (Luxembourg) 11.250% due 02/04/17 ~	100,000	101,750
Intelsat Jackson Holdings SA (Luxembourg) 11.250% due 06/15/16	400,000	428,000
Level 3 Financing Inc 9.250% due 11/01/14	300,000	273,750
MetroPCS Wireless Inc 9.250% due 11/01/14	100,000	103,500
Qwest Communications International Inc 7.125% due 04/01/18 ~	150,000	150,375
Sprint Nextel Corp 6.000% due 12/01/16	500,000	451,250
8.375% due 08/15/17	175,000	175,875
Telcordia Technologies Inc 11.000% due 05/01/18 ~	25,000	23,875
Telesat LLC (Canada) 11.000% due 11/01/15	75,000	81,375
West Corp 9.500% due 10/15/14	100,000	101,000
Windstream Corp 8.625% due 08/01/16	200,000	202,500

		2,759,725

Utilities - 6.3%

Calpine Corp 7.250% due 10/15/17 ~	100,000	96,500
CMS Energy Corp 8.750% due 06/15/19	25,000	27,750
Dynegy Holdings Inc 7.750% due 06/01/19	350,000	243,687
Edison Mission Energy 7.000% due 05/15/17	300,000	193,500
Energy Future Holdings Corp 11.250% due 11/01/17	100,000	65,500
Ipalco Enterprises Inc 8.625% due 11/14/11	100,000	104,500
Mirant North America LLC 7.375% due 12/31/13	100,000	102,750
NRG Energy Inc 7.250% due 02/01/14	300,000	304,875
RRI Energy Inc 7.625% due 06/15/14	250,000	247,500
Texas Competitive Electric Holdings Co LLC 10.250% due 11/01/15	500,000	332,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
The AES Corp 8.000% due 10/15/17	$150,000	$152,250
Wind Acquisition Finance SA (Luxembourg) 11.750% due 07/15/17 ~	90,000	92,700

		1,964,012

Total Corporate Bonds & Notes
(Cost $29,006,665)		30,708,952

	Shares
SHORT-TERM INVESTMENT - 3.1%

Money Market Fund - 3.1%

Federated Prime Obligations Fund	961,045	961,045

Total Short-Term Investment
(Cost $961,045)		961,045

TOTAL INVESTMENTS - 101.4%
(Cost $29,967,710)		31,669,997

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(423,762)

NET ASSETS - 100.0%		$31,246,235

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	23.4%
Financials	14.7%
Energy	10.7%
Industrials	9.8%
Materials	9.2%
Telecommunication Services	8.8%
Health Care	8.2%
Utilities	6.3%
Consumer Staples	4.0%
Information Technology	3.2%
Short-Term Investment	3.1%

101.4%
Other Assets & Liabilities, Net	(1.4%)

100.0%

(b)	As of June 30, 2010, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

BBB	4.5%
BB	39.6%
B	41.8%
CCC	13.2%
C	0.3%
D	0.1%
Not Rated	0.5%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$30,708,952	$-	$30,708,952	$-
	Short-Term Investment	961,045	961,045	-	-

	Total	$31,669,997	$961,045	$30,708,952	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.8%

Consumer Discretionary - 13.2%

Amazon.com Inc *	2,486	$271,620
DIRECTV ‘A’ *	6,302	213,764
Ford Motor Co *	23,695	238,846
McDonald’s Corp	7,642	503,379
Nike Inc ‘B’	2,557	172,725
Target Corp	5,232	257,257
The Home Depot Inc	12,031	337,710
Other Securities		3,266,791

		5,262,092

Consumer Staples - 9.4%

Altria Group Inc	8,624	172,825
Colgate-Palmolive Co	2,916	229,664
Costco Wholesale Corp	3,124	171,289
PepsiCo Inc	6,587	401,478
Philip Morris International Inc	11,077	507,770
The Coca-Cola Co	11,162	559,439
Wal-Mart Stores Inc	8,756	420,901
Walgreen Co	6,331	169,038
Other Securities		1,139,656

		3,772,060

Energy - 9.4%

ConocoPhillips	4,050	198,814
EOG Resources Inc	1,799	176,968
Exxon Mobil Corp	33,274	1,898,947
Schlumberger Ltd (Netherlands)	8,474	468,951
Other Securities		1,030,297

		3,773,977

Financials - 4.4%

American Express Co	7,451	295,805
Other Securities		1,448,236

		1,744,041

Health Care - 10.2%

Abbott Laboratories ‡	9,891	462,701
Express Scripts Inc *	3,893	183,049
Gilead Sciences Inc *	6,321	216,684
Johnson & Johnson	2,939	173,577
Medco Health Solutions Inc *	3,245	178,735
Medtronic Inc	6,017	218,237
Other Securities		2,650,498

		4,083,481

Industrials - 12.1%

3M Co	5,054	399,215
Caterpillar Inc	4,463	268,092
Emerson Electric Co	5,350	233,741
General Electric Co	17,599	253,778
Honeywell International Inc	5,462	213,182
The Boeing Co	4,368	274,092
United Parcel Service Inc ‘B’	5,074	288,660
United Technologies Corp	6,059	393,290
Other Securities		2,502,108

		4,826,158

Information Technology - 29.7%

Accenture PLC ‘A’ (Ireland)	4,344	167,896
Apple Inc *	6,465	1,626,141
Cisco Systems Inc *	40,572	864,589
EMC Corp *	14,605	267,271
Google Inc ‘A’ *	1,731	770,208
Hewlett-Packard Co	16,660	721,045
Intel Corp	27,038	525,889
International Business Machines Corp	9,110	1,124,903
Microsoft Corp	36,403	837,633
Oracle Corp	27,062	580,750
QUALCOMM Inc	11,653	382,684
Visa Inc ‘A’	3,317	234,678
Other Securities		3,734,256

		11,837,943

Materials - 4.4%

Freeport-McMoRan Copper & Gold Inc	3,074	181,766
Monsanto Co	3,875	179,102
Newmont Mining Corp	3,379	208,619
Other Securities		1,177,761

		1,747,248

Telecommunication Services - 0.8%

Other Securities		318,603

Utilities - 0.2%

Other Securities		68,076

Total Common Stocks
(Cost $37,629,933)		37,433,679

EXCHANGE-TRADED FUND - 2.2%

iShares Russell 1000 Growth Index Fund	19,372	888,013

Total Exchange-Traded Fund
(Cost $950,168)		888,013

	Principal
	Amount

SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $1,553,010; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $1,586,813)	$1,553,010	1,553,010

Total Short-Term Investment
(Cost $1,553,010)		1,553,010

TOTAL INVESTMENTS - 99.9%
(Cost $40,133,111)		39,874,702

OTHER ASSETS & LIABILITIES, NET - 0.1%		28,039

NET ASSETS - 100.0%		$39,902,741

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	29.7%
Consumer Discretionary	13.2%
Industrials	12.1%
Health Care	10.2%
Energy	9.4%
Consumer Staples	9.4%
Materials	4.4%
Financials	4.4%
Short-Term Investment	3.9%
Exchange-Traded Fund	2.2%
Telecommunication Services	0.8%
Utilities	0.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
S&P 500 E-Mini (09/10)	19	$1,021,989	($46,719)
NASDAQ 100 E-Mini (09/10)	17	617,486	(26,566)

			($73,285)

(d)	As of June 30, 2010, securities with a total aggregate value of $252,612 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Other Securities represent securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2010.

(f)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(g)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$37,433,679	$37,433,679	$-	$-
	Exchange-Traded Fund	888,013	888,013	-	-
	Short-Term Investment	1,553,010	-	1,553,010	-

		39,874,702	38,321,692	1,553,010	-

Liabilities	Equity Derivatives (2)	(73,285)	(73,285)	-	-

	Total	$39,801,417	$38,248,407	$1,553,010	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.8%

Consumer Discretionary - 6.9%

Comcast Corp ‘A’	22,774	$395,584
News Corp ‘A’	14,630	174,975
The Walt Disney Co	15,854	499,401
Time Warner Inc	7,324	211,737
Other Securities		1,926,053

		3,207,750

Consumer Staples - 9.9%

CVS Caremark Corp	9,794	287,160
Kraft Foods Inc ‘A’	12,986	363,608
PepsiCo Inc	5,549	338,212
The Coca-Cola Co	4,331	217,070
The Procter & Gamble Co	21,916	1,314,522
Wal-Mart Stores Inc	6,542	314,474
Other Securities		1,758,565

		4,593,611

Energy - 9.9%

Apache Corp	2,730	229,839
Chevron Corp	15,399	1,044,976
ConocoPhillips	7,433	364,886
Devon Energy Corp	3,617	220,348
Exxon Mobil Corp	3,341	190,671
Occidental Petroleum Corp	5,240	404,266
Other Securities		2,144,274

		4,599,260

Financials - 26.8%

Bank of America Corp	81,219	1,167,117
Berkshire Hathaway Inc ‘B’ *	14,002	1,115,819
Citigroup Inc *	171,266	643,960
JPMorgan Chase & Co	32,209	1,179,171
Morgan Stanley	7,716	179,088
Prudential Financial Inc	3,758	201,654
The Bank of New York Mellon Corp	9,820	242,456
The Goldman Sachs Group Inc	4,168	547,133
The PNC Financial Services Group Inc	4,258	240,577
The Travelers Cos Inc	3,544	174,542
U.S. Bancorp	15,516	346,783
Wells Fargo & Co	39,396	1,008,538
Other Securities		5,351,200

		12,398,038

Health Care - 12.6%

Amgen Inc *	7,755	407,913
Bristol-Myers Squibb Co	13,922	347,215
Eli Lilly & Co	6,340	212,390
Johnson & Johnson	18,979	1,120,900
Merck & Co Inc	25,244	882,783
Pfizer Inc	65,297	931,135
UnitedHealth Group Inc	9,200	261,280
WellPoint Inc *	3,458	169,200
Other Securities		1,512,669

		5,845,485

Industrials - 8.2%

General Electric Co	66,377	957,156
Union Pacific Corp	3,585	249,193
Other Securities		2,610,803

		3,817,152

Information Technology - 5.2%

Corning Inc	11,056	178,554
Intel Corp	14,231	276,793
Microsoft Corp	20,525	472,280
Other Securities		1,457,227

		2,384,854

Materials - 2.7%

E.I. du Pont de Nemours & Co	4,803	166,136
The Dow Chemical Co	9,320	221,070
Other Securities		880,341

		1,267,547

Telecommunication Services - 4.7%

AT&T Inc ‡	47,835	1,157,129
Verizon Communications Inc	22,882	641,154
Other Securities		351,227

		2,149,510

Utilities - 6.9%

Dominion Resources Inc	4,824	186,882
Duke Energy Corp	10,628	170,048
Exelon Corp	5,348	203,064
Southern Co	6,674	222,111
Other Securities		2,416,519

		3,198,624

Total Common Stocks
(Cost $44,310,329)		43,461,831

EXCHANGE-TRADED FUND - 2.2%

iShares Russell 1000 Value Index Fund	18,737	1,015,733

Total Exchange-Traded Fund
(Cost $1,082,500)		1,015,733

	Principal
	Amount

SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $1,819,059; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $1,858,838)	$1,819,059	1,819,059

Total Short-Term Investment
(Cost $1,819,059)		1,819,059

TOTAL INVESTMENTS - 99.9%
(Cost $47,211,888)		46,296,623

OTHER ASSETS & LIABILITIES, NET - 0.1%		45,971

NET ASSETS - 100.0%		$46,342,594

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	26.8%
Health Care	12.6%
Energy	9.9%
Consumer Staples	9.9%
Industrials	8.2%
Consumer Discretionary	6.9%
Utilities	6.9%
Information Technology	5.2%
Telecommunication Services	4.7%
Short-Term Investment	3.9%
Materials	2.7%
Exchange-Traded Fund	2.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
S&P 500 E-Mini (09/10)	36	$1,932,361	($84,481)

(d)	As of June 30, 2010, securities with a total aggregate value of $353,174 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Other Securities represent securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2010.

(f)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(g)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$43,461,831	$43,461,831	$-	$-
	Exchange-Traded Fund	1,015,733	1,015,733	-	-
	Short-Term Investment	1,819,059	-	1,819,059	-

		46,296,623	44,477,564	1,819,059	-

Liabilities	Equity Derivatives (2)	(84,481)	(84,481)	-	-

	Total	$46,212,142	$44,393,083	$1,819,059	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Energy - 0.0%

Other Security		$5

Total Rights
(Cost $0)		5

COMMON STOCKS - 94.7%

Consumer Discretionary - 16.7%

Capella Education Co *	461	37,502
Carter’s Inc *	1,621	42,551
Coinstar Inc *	870	37,384
Deckers Outdoor Corp *	354	50,576
Polaris Industries Inc	857	46,809
Sotheby’s	1,837	42,012
The Cheesecake Factory Inc *	1,659	36,929
The Warnaco Group Inc *	1,217	43,982
Valassis Communications Inc *	1,365	43,298
Other Securities		1,925,463

		2,306,506

Consumer Staples - 3.0%

Other Securities		418,301

Energy - 3.8%

Brigham Exploration Co *	3,179	48,893
CARBO Ceramics Inc	522	37,683
Dril-Quip Inc *	928	40,851
Other Securities		391,797

		519,219

Financials - 4.7%

Signature Bank *	1,122	42,647
Other Securities		610,791

		653,438

Health Care - 20.4%

American Medical Systems Holdings Inc *	2,066	45,700
ev3 Inc *	2,239	50,176
Haemonetics Corp *	688	36,822
HealthSouth Corp *	2,449	45,821
HMS Holdings Corp *	750	40,665
NuVasive Inc *	1,074	38,084
Onyx Pharmaceuticals Inc *	1,717	37,070
Owens & Minor Inc	1,373	38,966
Psychiatric Solutions Inc *	1,143	37,399
Salix Pharmaceuticals Ltd *	1,568	61,199
STERIS Corp	1,554	48,298
Other Securities		2,334,128

		2,814,328

Industrials - 15.8%

Acuity Brands Inc	1,190	43,292
Baldor Electric Co	1,194	43,080
CLARCOR Inc	1,282	45,537
Clean Harbors Inc *	633	42,038
Genesee & Wyoming Inc ‘A’ *	1,072	39,996
GrafTech International Ltd *	3,269	47,793
Nordson Corp	926	51,930
Watsco Inc	765	44,309
Woodward Governor Co	1,667	42,559
Other Securities		1,774,238

		2,174,772

Information Technology - 24.7%

ADTRAN Inc	1,698	46,304
Ariba Inc *	2,473	39,395
Concur Technologies Inc *	1,106	47,204
CyberSource Corp *	1,950	49,784
GSI Commerce Inc *	1,690	48,672
Jack Henry & Associates Inc	2,347	56,046
Netlogic Microsystems Inc *	1,723	46,866
Parametric Technology Corp *	3,185	49,909
Plantronics Inc	1,324	37,866
Rackspace Hosting Inc *	2,648	48,564
Riverbed Technology Inc *	1,729	47,755
TIBCO Software Inc *	4,508	54,367
Veeco Instruments Inc *	1,106	37,914
VeriFone Holdings Inc *	2,343	44,353
Other Securities		2,757,613

		3,412,612

Materials - 4.2%

Solutia Inc *	3,269	42,824
Other Securities		533,223

		576,047

Telecommunication Services - 1.3%

Syniverse Holdings Inc *	1,905	38,957
Other Securities		141,909

		180,866

Utilities - 0.1%

Other Securities		16,799

Total Common Stocks
(Cost $12,261,402)		13,072,888

EXCHANGE-TRADED FUND - 2.1%

iShares Russell 2000 Growth Index Fund	4,468	297,479

Total Exchange-Traded Fund
(Cost $313,071)		297,479

	Principal
	Amount

SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $481,157; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $493,675)	$481,157	481,157

Total Short-Term Investment
(Cost $481,157)		481,157

TOTAL INVESTMENTS - 100.3%
(Cost $13,055,630)		13,851,529

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(41,004)

NET ASSETS - 100.0%		$13,810,525

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	24.7%
Health Care	20.4%
Consumer Discretionary	16.7%
Industrials	15.8%
Financials	4.7%
Materials	4.2%
Energy	3.8%
Short-Term Investment	3.5%
Consumer Staples	3.0%
Exchange-Traded Fund	2.1%
Telecommunication Services	1.3%
Utilities	0.1%

100.3%
Other Assets & Liabilities, Net	(0.3%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Russell 2000 Mini (09/10)	7	$431,055	($5,595)

(d)	As of June 30, 2010, $42,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Other Securities represent securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2010.

(f)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(g)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$5	$-	$5	$-
	Common Stocks (1)	13,072,888	13,072,888	-	-
	Exchange-Traded Fund	297,479	297,479	-	-
	Short-Term Investment	481,157	-	481,157	-

		13,851,529	13,370,367	481,162	-

Liabilities	Equity Derivatives (2)	(5,595)	(5,595)	-	-

	Total	$13,845,934	$13,364,772	$481,162	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%

Consumer Discretionary - 9.1%

Jones Apparel Group Inc	2,881	$45,664
Live Nation Entertainment Inc *	4,612	48,195
Rent-A-Center Inc *	2,174	44,045
Other Securities		1,315,929

		1,453,833

Consumer Staples - 3.2%

TreeHouse Foods Inc *	1,151	52,555
Other Securities		458,089

		510,644

Energy - 6.5%

Berry Petroleum Co ‘A’	1,697	43,647
Bill Barrett Corp *	1,517	46,678
Nordic American Tanker Shipping Ltd (Bermuda)	1,550	43,540
Other Securities		891,469

		1,025,334

Financials - 36.6%

Alterra Capital Holdings Ltd (Bermuda)	3,143	59,026
American Campus Communities Inc REIT	1,735	47,348
American Capital Ltd *	11,236	54,158
Apollo Investment Corp	6,405	59,759
BioMed Realty Trust Inc REIT	3,763	60,547
CBL & Associates Properties Inc REIT	4,574	56,901
Entertainment Properties Trust REIT	1,542	58,704
FirstMerit Corp	3,562	61,017
Healthcare Realty Trust Inc REIT	2,066	45,390
Highwoods Properties Inc REIT	1,979	54,937
IBERIABANK Corp	884	45,508
Kilroy Realty Corp REIT	1,801	53,544
LaSalle Hotel Properties REIT	2,313	47,578
MFA Financial Inc REIT	9,252	68,465
MGIC Investment Corp *	6,637	45,729
National Retail Properties Inc REIT	2,756	59,089
Omega Healthcare Investors Inc REIT	2,488	49,586
Platinum Underwriters Holdings Ltd (Bermuda)	1,491	54,108
ProAssurance Corp *	1,078	61,187
Prosperity Bancshares Inc	1,538	53,445
SVB Financial Group *	1,376	56,732
Trustmark Corp	2,105	43,826
Umpqua Holdings Corp	3,785	43,452
Other Securities		4,580,633

		5,820,669

Health Care - 5.5%

AMERIGROUP Corp *	1,450	47,096
Medicis Pharmaceutical Corp ‘A’	1,994	43,629
Other Securities		777,724

		868,449

Industrials - 13.2%

Alaska Air Group Inc *	1,118	50,254
Curtiss-Wright Corp	1,511	43,879
EMCOR Group Inc *	2,173	50,348
Esterline Technologies Corp *	978	46,406
JetBlue Airways Corp *	8,071	44,310
Moog Inc ‘A’ *	1,500	48,345
US Airways Group Inc *	5,338	45,960
Other Securities		1,761,721

		2,091,223

Information Technology - 8.9%

Other Securities		1,420,630

Materials - 4.9%

Coeur d’Alene Mines Corp *	2,729	43,064
W.R. Grace & Co	2,020	42,501
Other Securities		700,327

		785,892

Telecommunication Services - 0.6%

Other Securities		89,609

Utilities - 6.2%

Cleco Corp	2,009	53,058
IDACORP Inc	1,591	52,933
New Jersey Resources Corp	1,356	47,731
Nicor Inc	1,494	60,507
Piedmont Natural Gas Co Inc	2,366	59,860
Portland General Electric Co	2,481	45,477
Southwest Gas Corp	1,498	44,191
WGL Holdings Inc	1,668	56,762
Other Securities		557,153

		977,672

Total Common Stocks
(Cost $14,663,909)		15,043,955

CLOSED-END MUTUAL FUND - 0.0%

Other Securities		5,309

Total Closed-End Mutual Fund
(Cost $4,552)		5,309

EXCHANGE-TRADED FUND - 2.5%

iShares Russell 2000 Value Index Fund	7,020	400,421

Total Exchange-Traded Fund
(Cost $425,119)		400,421

	Principal
	Amount

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $446,511; collateralized by Freddie Mac: 0.000% due 07/01/10 and value $459,540)	$446,511	446,511

Total Short-Term Investment
(Cost $446,511)		446,511

TOTAL INVESTMENTS - 100.0%
(Cost $15,540,091)		15,896,196

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(5,652)

NET ASSETS - 100.0%		$15,890,544

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	36.6%
Industrials	13.2%
Consumer Discretionary	9.1%
Information Technology	8.9%
Energy	6.5%
Utilities	6.2%
Health Care	5.5%
Materials	4.9%
Consumer Staples	3.2%
Short-Term Investment	2.8%
Exchange-Traded Fund	2.5%
Telecommunication Services	0.6%
Closed-End Mutual Fund	0.0%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Russell 2000 Mini (09/10)	7	$433,639	($8,179)

(d)	As of June 30, 2010, $48,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Other Securities represent securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2010.

(f)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(g)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$15,043,955	$15,043,955	$-	$-
	Closed-End Mutual Fund	5,309	5,309	-	-
	Exchange-Traded Fund	400,421	400,421	-	-
	Short-Term Investment	446,511	-	446,511	-

		15,896,196	15,449,685	446,511	-

Liabilities	Equity Derivatives (2)	(8,179)	(8,179)	-	-

	Total	$15,888,017	$15,441,506	$446,511	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Summary Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Hong Kong - 0.0%

Other Security		$136

Total Warrants
(Cost $0)		136

RIGHTS - 0.0%

Spain - 0.0%

Other Security		3,206

Total Rights
(Cost $3,171)		3,206

PREFERRED STOCKS - 0.1%

Germany - 0.1%

Other Securities		23,490

Total Preferred Stocks
(Cost $25,914)		23,490

COMMON STOCKS - 98.5%

Australia - 6.9%

Australia & New Zealand Banking Group Ltd	8,437	151,540
BHP Billiton Ltd ADR	6,600	409,134
Commonwealth Bank of Australia	4,952	200,197
Westpac Banking Corp ADR	2,500	221,450
Other Securities		1,453,402

		2,435,723

Austria - 0.2%

Other Securities		65,904

Belgium - 0.8%

Other Securities		293,398

Bermuda - 0.3%

Other Securities		124,833

Canada - 10.1%

Bank of Nova Scotia	4,000	184,303
Barrick Gold Corp (TSE)	3,700	167,943
Canadian Natural Resources Ltd	4,940	163,947
Royal Bank of Canada	4,862	231,556
The Toronto-Dominion Bank	3,185	206,380
Other Securities		2,634,688

		3,588,817

Denmark - 0.9%

Novo Nordisk AS ADR	1,900	153,938
Other Securities		160,853

		314,791

Finland - 0.8%

Other Securities		299,114

France - 8.0%

Air Liquide SA	1,470	148,450
BNP Paribas	3,275	176,197
Total SA	3,327	148,513
Total SA ADR	3,900	174,096
Other Securities		2,200,918

		2,848,174

Germany - 6.7%

Allianz SE	1,607	159,050
BASF SE	2,960	161,735
Bayer AG	3,289	183,794
E.ON AG	6,126	164,717
SAP AG ADR	3,600	159,480
Siemens AG	1,591	142,298
Siemens AG ADR	1,600	143,248
Other Securities		1,242,048

		2,356,370

Greece - 0.1%

Other Securities		36,500

Hong Kong - 2.0%

Other Securities		717,551

Ireland - 0.2%

Other Security		66,880

Israel - 0.6%

Teva Pharmaceutical Industries Ltd ADR	3,500	181,965
Other Security		19,450

		201,415

Italy - 2.4%

Other Securities		851,269

Japan - 21.3%

Canon Inc ADR	4,100	152,971
Honda Motor Co Ltd ADR *	7,000	201,250
Mitsubishi UFJ Financial Group Inc ADR *	41,180	187,781
Sumitomo Mitsui Financial Group Inc	5,900	166,984
The Tokyo Electric Power Co Inc	6,100	165,941
Toyota Motor Corp ADR	5,500	377,135
Other Securities		6,274,805

		7,526,867

Luxembourg - 0.3%

Other Securities		108,129

Netherlands - 2.8%

Unilever NV ‘NY’	6,450	176,214
Other Securities		828,232

		1,004,446

New Zealand - 0.1%

Other Securities		19,075

Norway - 0.8%

Other Securities		279,271

Papua New Guinea - 0.2%

Other Securities		65,499

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

Portugal - 0.2%

Other Securities		$57,668

Singapore - 1.5%

Other Securities		527,633

Spain - 3.1%

Banco Santander SA ADR	23,568	247,464
Telefonica SA ADR	6,100	338,733
Other Securities		496,090

		1,082,287

Sweden - 2.4%

Other Securities		861,483

Switzerland - 6.7%

ABB Ltd ADR *	8,900	153,792
Credit Suisse Group AG ADR	4,200	157,206
Nestle SA	8,077	389,463
Novartis AG	1,875	90,868
Novartis AG ADR	6,300	304,416
Roche Holding AG	2,310	317,952
UBS AG (NYSE) *	12,300	162,606
Other Securities		815,184

		2,391,487

United Kingdom - 19.1%

Anglo American PLC *	5,133	178,860
AstraZeneca PLC ADR	6,100	287,493
BG Group PLC	13,632	202,747
BP PLC ADR	11,384	328,770
Diageo PLC ADR	2,500	156,850
GlaxoSmithKline PLC ADR	8,650	294,186
HSBC Holdings PLC (LI)	6,089	55,627
HSBC Holdings PLC ADR	11,779	537,005
Rio Tinto PLC ADR	4,900	213,640
Royal Dutch Shell PLC ‘B’	4,326	104,562
Royal Dutch Shell PLC ‘B’ ADR	9,700	468,316
Standard Chartered PLC	7,770	189,203
Tesco PLC	31,487	177,631
Unilever PLC ADR	5,375	143,674
Vodafone Group PLC ADR	20,600	425,802
Other Securities		2,985,563

		6,749,929

Total Common Stocks
(Cost $36,954,579)		34,874,513

SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $747,487; collateralized by Freddie Mac: 0.000% due 07/01/10 and value $764,235)	$747,487	747,487

Total Short-Term Investment
(Cost $747,487)		747,487

TOTAL INVESTMENTS - 100.7%
(Cost $37,731,151)		35,648,832

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(250,614)

NET ASSETS - 100.0%		$35,398,219

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.0%
Industrials	11.5%
Materials	11.5%
Consumer Discretionary	9.9%
Consumer Staples	9.4%
Energy	8.8%
Health Care	8.2%
Telecommunication Services	5.6%
Information Technology	5.5%
Utilities	5.2%
Short-Term Investment	2.1%

100.7%
Other Assets & Liabilities, Net	(0.7%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(b)	As of June 30, 2010, the portfolio was diversified by geographical region as a percentage of net assets as follows:

Japan	21.3%
United Kingdom	19.1%
Canada	10.1%
France	8.0%
Australia	6.9%
Germany	6.8%
Switzerland	6.7%
Spain	3.1%
Netherlands	2.8%
Sweden	2.4%
Italy	2.4%
United States	2.1%
Hong Kong	2.0%
Singapore	1.5%
Denmark	0.9%
Finland	0.8%
Belgium	0.8%
Norway	0.8%
Israel	0.6%
Bermuda	0.3%
Luxembourg	0.3%
Ireland	0.2%
Austria	0.2%
Papua New Guinea	0.2%
Portugal	0.2%
Greece	0.1%
New Zealand	0.1%

100.7%
Other Assets & Liabilities, Net	(0.7%)

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Other Securities represent securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2010.

(e)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(f)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Warrants (1)	$136	$136	$-	$-
	Rights (1)	3,206	3,206	-	-
	Preferred Stocks (1)	23,490	-	23,490	-
	Common Stocks
	Australia	2,435,723	630,584	1,805,139	-
	Austria	65,904	-	65,904	-
	Belgium	293,398	145,522	147,876	-
	Bermuda	124,833	-	124,833	-
	Canada	3,588,817	3,588,817	-	-
	Denmark	314,791	153,938	160,853	-
	Finland	299,114	113,285	185,829	-
	France	2,848,174	453,166	2,395,008	-
	Germany	2,356,370	759,681	1,596,689	-
	Greece	36,500	-	36,500	-
	Hong Kong	717,551	-	717,551	-
	Ireland	66,880	66,880	-	-
	Israel	201,415	181,965	19,450	-
	Italy	851,269	167,516	683,753	-
	Japan	7,526,867	1,831,213	5,695,654	-
	Luxembourg	108,129	74,928	33,201	-
	Netherlands	1,004,446	554,580	449,866	-
	New Zealand	19,075	8,372	10,703	-
	Norway	279,271	42,130	237,141	-
	Papua New Guinea	65,499	32,391	33,108	-
	Portugal	57,668	31,744	25,924	-
	Singapore	527,633	750	526,883	-
	Spain	1,082,287	765,963	316,324	-
	Sweden	861,483	83,752	777,731	-
	Switzerland	2,391,487	851,380	1,540,107	-
	United Kingdom	6,749,929	3,860,170	2,889,759	-

		34,874,513	14,398,727	20,475,786	-
	Short-Term Investment	747,487	-	747,487	-

	Total	$35,648,832	$14,402,069	$21,246,763	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

China - 0.0%

Bank of Communications Co Ltd Exp. 07/09/10 *	6,750	$2,704

Total Rights
(Cost $0)		2,704

PREFERRED STOCKS - 4.3%

Brazil - 4.3%

Cia de Bebidas das Americas ADR	1,050	106,060
Cia Energetica de Minas Gerais	3,190	46,233
Cia Energetica de Sao Paulo	3,500	47,701
Itau Unibanco Holding SA ADR	9,900	178,299
Petroleo Brasileiro SA ADR	8,100	241,380
Usinas Siderurgicas de Minas Gerais SA ‘A’	1,100	29,319
Vale SA ADR	7,698	161,812

		810,804

Total Preferred Stocks
(Cost $660,083)		810,804

COMMON STOCKS - 94.8%

Bermuda - 0.1%

Kunlun Energy Co Ltd	20,000	25,188

Brazil - 6.6%

Banco Bradesco SA	9,130	117,754
Banco Bradesco SA ADR	7,590	120,377
Banco do Brasil SA	4,900	66,917
Banco Santander Brasil SA ADR	4,200	43,386
BM&F BOVESPA SA	6,400	41,130
BRF - Brasil Foods SA ADR	4,400	58,344
Cia Siderurgica Nacional SA ADR	3,500	51,415
Embraer-Empresa Brasileira de Aeronautica SA ADR	2,500	52,375
Gerdau SA ADR	6,300	83,034
OGX Petroleo e Gas Participacoes SA *	10,000	92,632
Petroleo Brasileiro SA ADR	6,500	223,080
Tele Norte Leste Participacoes SA ADR	3,000	44,880
Ultrapar Participacoes SA ADR	800	37,832
Vale SA ADR	6,950	169,233
Vivo Participacoes SA ADR	1,800	46,656

		1,249,045

Cayman - 1.4%

Belle International Holdings Ltd	33,000	46,900
China Mengniu Dairy Co Ltd	8,000	25,879
China Resources Land Ltd	16,000	30,043
Hengan International Group Co Ltd	6,000	48,546
Tencent Holdings Ltd	3,800	62,956
Tingyi Holding Corp	18,000	44,086

		258,410

Chile - 2.6%

Banco de Chile ADR	1,135	67,760
Banco Santander Chile SA ADR	1,100	73,799
Empresa Nacional de Electricidad SA ADR	1,700	78,506
Empresas COPEC SA	4,084	64,298
Enersis SA ADR	4,200	83,622
Lan Airlines SA ADR	4,400	81,444
Sociedad Quimica y Minera de Chile SA ADR	1,300	42,393

		491,822

China - 6.7%

Aluminum Corp of China Ltd ADR *	2,300	42,918
Bank of China Ltd ‘H’	244,000	123,099
Bank of Communications Co Ltd ‘H’	45,000	47,360
BYD Co Ltd ‘H’	4,500	33,098
China Coal Energy Co ‘H’	4,000	4,977
China Communications Construction Co Ltd ‘H’	8,000	7,259
China Construction Bank Corp ‘H’	162,000	130,412
China Life Insurance Co Ltd ADR	2,850	185,820
China Merchants Bank Co Ltd ‘H’	32,300	77,271
China Petroleum & Chemical Corp ADR	1,400	112,714
China Shenhua Energy Co Ltd ‘H’	11,500	41,489
China Telecom Corp Ltd ADR	1,100	52,712
Dongfeng Motor Group Co Ltd	28,000	32,231
Industrial & Commercial Bank of China ‘H’	201,000	146,353
PetroChina Co Ltd ADR	1,750	192,027
Ping An Insurance Group Co of China Ltd ‘H’	5,000	41,223

		1,270,963

Czech Republic - 0.5%

CEZ AS	720	29,305
Komercni Banka AS	225	36,025
Telefonica O2 Czech Republic AS	1,470	28,495

		93,825

Hong Kong - 4.2%

China Mobile Ltd ADR	7,350	363,163
China Overseas Land & Investment Ltd	26,000	48,446
China Resources Enterprise Ltd	10,000	36,751
China Resources Power Holdings Co Ltd	10,000	22,589
China Unicom Hong Kong Ltd ADR	7,600	101,080
CNOOC Ltd ADR	1,300	221,221

		793,250

Hungary - 0.6%

MOL Hungarian Oil and Gas PLC	390	32,126
OTP Bank PLC *	4,369	88,090

		120,216

India - 12.8%

Axis Bank Ltd	2,048	54,148
Bharat Heavy Electricals Ltd	673	35,405
Bharti Airtel Ltd	8,976	50,458
Dr Reddys Laboratories Ltd ADR	1,900	58,615
GAIL India Ltd	5,282	52,778
GAIL India Ltd GDR ~	280	17,248
HDFC Bank Ltd	1,941	80,292
Hero Honda Motors Ltd	938	41,043
Hindalco Industries Ltd	4,070	12,520
Hindustan Unilever Ltd	8,174	47,070
ICICI Bank Ltd ADR	9,200	332,488
Indian Oil Corp Ltd	7,289	62,755
Infosys Technologies Ltd	903	53,857
Infosys Technologies Ltd ADR	6,000	359,460
ITC Ltd	7,139	46,600
Jaiprakash Associates Ltd	8,883	24,318
Jindal Steel & Power Ltd	1,849	24,698
Larsen & Toubro Ltd	1,154	44,641
Mahindra & Mahindra Ltd	3,208	43,172
NTPC Ltd	11,174	47,792
Oil & Natural Gas Corp Ltd	2,098	59,042
Power Grid Corp of India Ltd	22,814	50,834
Reliance Industries Ltd GDR (LI) ~	8,064	373,119
Reliance Power Ltd *	15,483	56,692
Sesa Goa Ltd	3,750	28,246
State Bank of India	670	32,973
Sterlite Industries India Ltd ADR	8,800	125,312
Sun Pharmaceutical Industries Ltd	408	15,746
Tata Consultancy Services Ltd	2,333	37,487

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Tata Motors Ltd ADR	3,200	$55,008
Tata Power Co Ltd	707	19,677
Tata Steel Ltd	1,650	17,110
Wipro Ltd	6,066	49,886

		2,410,490

Indonesia - 3.6%

P.T. Astra International Tbk	33,500	176,997
P.T. Bank Central Asia Tbk	156,000	101,501
P.T. Bank Mandiri Tbk	100,000	65,527
P.T. Bank Rakyat Indonesia Tbk	88,000	89,343
P.T. Gudang Garam Tbk	13,000	48,793
P.T. Telekomunikasi Indonesia Tbk ADR	4,000	136,920
P.T. United Tractors Tbk	30,500	62,514

		681,595

Luxembourg - 0.2%

Evraz Group SA GDR *	1,923	45,440

Malaysia - 5.4%

British American Tobacco Malaysia Bhd	3,600	48,678
CIMB Group Holdings Bhd	91,600	197,221
Digi.Com Bhd	6,800	48,199
Genting Malaysia Bhd	61,900	51,930
IOI Corp Bhd	61,546	94,857
Kuala Lumpur Kepong Bhd	13,000	65,678
Malayan Banking Bhd	60,500	140,650
MISC Bhd	23,160	61,254
PLUS Expressways Bhd	44,900	47,113
PPB Group Bhd	14,300	70,284
Sime Darby Bhd	41,100	101,097
YTL Corp Bhd	21,114	48,156
YTL Power International Bhd	55,000	37,464

		1,012,581

Mexico - 6.2%

America Movil SAB de CV ‘L’	14,536	34,393
America Movil SAB de CV ‘L’ ADR	7,650	363,375
Cemex SAB de CV ADR *	13,083	126,513
Fomento Economico Mexicano SAB de CV ADR	3,600	155,340
Grupo Elektra SA de CV	1,215	48,664
Grupo Mexico SAB de CV ‘B’	37,765	89,645
Grupo Televisa SA ADR	8,100	141,021
Telefonos de Mexico SAB de CV ADR ‘L’	4,900	69,139
Wal-Mart de Mexico SAB de CV ‘V’	60,800	134,687

		1,162,777

Netherlands - 0.2%

X5 Retail Group NV GDR *	1,178	39,533

Philippines - 0.3%

Philippine Long Distance Telephone Co ADR	1,000	50,970

Poland - 1.4%

Bank Pekao SA	1,251	57,051
KGHM Polska Miedz SA	1,479	38,205
Polski Koncern Naftowy ORLEN SA	4,829	50,019
Polskie Gornictwo Naftowe i Gazownictwo SA	22,886	22,084
Powszechna Kasa Oszczednosci Bank Polski SA	6,680	71,252
Telekomunikacja Polska SA	7,313	30,677

		269,288

Russia - 5.1%

Gazprom OAO ADR	15,418	290,294
Lukoil OAO ADR	3,725	190,922
MMC Norilsk Nickel ADR	6,700	96,032
Novolipetsk Steel OJSC GDR	1,300	33,800
Polymetal GDR *	3,145	39,470
Rosneft Oil Co GDR *	12,600	77,868
RusHydro ADR *	17,420	85,184
Surgutneftegaz ADR	5,928	51,722
Uralkali GDR (OTC) ~	1,202	21,660
Uralkali GDR (XLON) ~	920	16,374
VTB Bank OJSC GDR ~	10,700	51,401

		954,727

South Africa - 9.2%

African Bank Investments Ltd	12,684	49,781
African Rainbow Minerals Ltd	1,851	38,731
Anglo Platinum Ltd *	1,008	95,097
AngloGold Ashanti Ltd ADR	4,400	189,992
ArcelorMittal South Africa Ltd *	3,427	33,751
Aspen Pharmacare Holdings Ltd *	7,684	75,879
Bidvest Group Ltd	4,150	65,679
FirstRand Ltd	20,404	47,759
Gold Fields Ltd ADR	10,500	140,385
Harmony Gold Mining Co Ltd ADR	5,600	59,192
Kumba Iron Ore Ltd	1,066	44,064
MTN Group Ltd	4,781	62,656
Murray & Roberts Holdings Ltd	3,345	16,834
Naspers Ltd	5,411	182,218
Nedbank Group Ltd	3,927	61,151
Pretoria Portland Cement Co Ltd	10,548	43,584
Sanlam Ltd	21,483	63,699
Sasol Ltd ADR	4,200	148,134
Shoprite Holdings Ltd	6,798	73,085
Standard Bank Group Ltd	7,470	99,060
Steinhoff International Holdings Ltd *	35,193	81,253
Tiger Brands Ltd	2,572	56,874

		1,728,858

South Korea - 12.1%

Cheil Industries Inc	540	41,380
GS Engineering & Construction Corp	488	29,564
Hana Financial Group Inc	2,120	56,213
Hynix Semiconductor Inc *	1,900	38,405
Hyundai Heavy Industries Co Ltd	334	63,555
Hyundai Mobis	280	46,963
Hyundai Motor Co	760	88,927
Hyundai Steel Co	510	37,280
KB Financial Group Inc ADR	3,700	140,193
Kia Motors Corp	2,830	74,985
Korea Electric Power Corp ADR *	5,300	68,264
Korea Exchange Bank	1,170	11,924
KT Corp ADR	2,400	46,008
KT&G Corp	540	26,547
LG Chem Ltd	464	116,367
LG Corp	480	25,682
LG Display Co Ltd ADR	3,700	59,570
LG Electronics Inc	460	34,980
NHN Corp *	256	38,075
POSCO ADR	2,500	235,800
Samsung C&T Corp	670	28,290
Samsung Electro-Mechanics Co Ltd	648	81,032
Samsung Electronics Co Ltd	540	338,695
Samsung Engineering Co Ltd	70	6,482
Samsung Fire & Marine Insurance Co Ltd	425	67,463
Samsung Heavy Industries Co Ltd	880	16,478
Samsung SDI Co Ltd	434	60,738
Samsung Securities Co Ltd	390	17,212
Samsung Techwin Co Ltd	505	43,325
Shinhan Financial Group Co Ltd	1,290	47,484
Shinhan Financial Group Co Ltd ADR	2,100	153,342
Shinsegae Co Ltd	70	30,245
SK Energy Co Ltd	290	25,793
SK Holdings Co Ltd	260	18,468

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
SK Telecom Co Ltd ADR	3,000	$44,190
Woori Finance Holdings Co Ltd	1,410	16,587

		2,276,506

Taiwan - 11.8%

Acer Inc	36,120	83,826
Advanced Semiconductor Engineering Inc ADR	19,900	77,809
Asia Cement Corp	36,050	31,661
Asustek Computer Inc	3,006	22,142
AU Optronics Corp ADR	16,068	142,684
Cathay Financial Holding Co Ltd *	68,000	100,598
Chang Hwa Commercial Bank	92,000	41,891
Chimei InnoLux Corp	27,968	28,705
China Development Financial Holding Corp *	142,000	37,999
China Steel Corp	51,107	47,081
Chinatrust Financial Holding Co Ltd	44,366	24,242
Chunghwa Telecom Co Ltd ADR *	5,633	110,914
Compal Electronics Inc	44,220	52,666
Delta Electronics Inc	22,000	70,227
Far Eastern New Century Corp	17,340	17,833
First Financial Holding Co Ltd	37,925	20,891
Formosa Chemicals & Fibre Corp	18,540	42,416
Formosa Plastics Corp	27,820	58,479
Fubon Financial Holding Co Ltd *	53,000	58,872
HannStar Display Corp *	38,000	7,201
HON HAI Precision Industry Co Ltd *	42,950	150,547
HTC Corp	3,150	41,832
Hua Nan Financial Holdings Co Ltd	81,370	46,591
Lite-On Technology Corp	54,270	59,471
MediaTek Inc	5,010	69,928
Mega Financial Holding Co Ltd	88,000	46,987
Nan Ya Plastics Corp	48,410	77,232
Pegatron Corp *	8,090	7,566
Powertech Technology Inc	3,000	8,330
Quanta Computer Inc	27,000	48,804
Ruentex Industries Ltd *	3,000	8,289
Siliconware Precision Industries Co	31,000	33,404
Taiwan Cement Corp	38,000	32,040
Taiwan Cooperative Bank	36,000	21,686
Taiwan Glass Industrial Corp	8,000	7,318
Taiwan Mobile Co Ltd	26,000	52,975
Taiwan Semiconductor Manufacturing Co Ltd	156,779	293,027
Tatung Co Ltd *	25,000	4,386
Uni-President Enterprises Corp	40,716	44,743
United Microelectronics Corp *	64,000	28,168
Walsin Lihwa Corp	13,000	4,778
Wistron Corp	26,000	38,099
Yuanta Financial Holding Co Ltd	35,000	18,683

		2,223,021

Thailand - 1.9%

Advanced Info Service PCL	18,500	49,322
Kasikornbank PCL NVDR	27,500	76,393
PTT Exploration & Production PCL	18,600	81,515
PTT PCL	12,000	90,218
Siam Commercial Bank PCL	24,200	60,191

		357,639

Turkey - 1.9%

Akbank TAS	11,559	55,367
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,568	41,647
Tupras Turkiye Petrol Rafine	2,068	37,512
Turkcell Iletisim Hizmetleri AS ADR	7,300	94,754
Turkiye Garanti Bankasi	16,603	69,096
Turkiye Is Bankasi ‘C’	20,672	63,976

		362,352

Total Common Stocks
(Cost $15,108,689)		17,878,496

	Principal
	Amount	Value

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $105,225; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $110,825)	$105,225	105,225

Total Short-Term Investment
(Cost $105,225)		105,225

TOTAL INVESTMENTS - 99.7%
(Cost $15,873,997)		18,797,229

OTHER ASSETS & LIABILITIES, NET - 0.3%		64,886

NET ASSETS - 100.0%		$18,862,115

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.9%
Energy	14.8%
Materials	14.1%
Information Technology	13.1%
Telecommunication Services	10.0%
Consumer Staples	7.1%
Consumer Discretionary	5.9%
Industrials	5.2%
Utilities	4.2%
Health Care	0.8%
Short-Term Investment	0.6%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(b)	As of June 30, 2010, the portfolio was diversified by geographical region as a percentage of net assets as follows:

India	12.8%
South Korea	12.1%
Taiwan	11.8%
Brazil	10.9%
South Africa	9.2%
China	6.7%
Mexico	6.2%
Malaysia	5.4%
Russia	5.1%
Hong Kong	4.2%
Indonesia	3.6%
Chile	2.6%
Turkey	1.9%
Thailand	1.9%
Poland	1.4%
Cayman	1.4%
Hungary	0.6%
United States	0.6%
Czech Republic	0.5%
Philippines	0.3%
Luxembourg	0.2%
Netherlands	0.2%
Bermuda	0.1%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
				Significant	Significant
		Total Value at	Level 1	Observable	Unobservable
		June 30, 2010	Quoted Price	Inputs	Inputs
Assets	Rights (1)	$2,704	$-	$2,704	$-
	Preferred Stocks (1)	810,804	810,804	-	-
	Common Stocks
	Bermuda	25,188	-	25,188	-
	Brazil	1,249,045	1,249,045	-	-
	Cayman	258,410	-	258,410	-
	Chile	491,822	491,822	-	-
	China	1,270,963	586,191	684,772	-
	Czech Republic	93,825	-	93,825	-
	Hong Kong	793,250	685,464	107,786	-
	Hungary	120,216	-	120,216	-
	India	2,410,490	948,131	1,462,359	-
	Indonesia	681,595	136,920	544,675	-
	Luxembourg	45,440	45,440	-	-
	Malaysia	1,012,581	-	1,012,581	-
	Mexico	1,162,777	1,162,777	-	-
	Netherlands	39,533	-	39,533	-
	Philippines	50,970	50,970	-	-
	Poland	269,288	-	269,288	-
	Russia	954,727	257,982	696,745	-
	South Africa	1,728,858	537,703	1,191,155	-
	South Korea	2,276,506	747,367	1,529,139	-
	Taiwan	2,223,021	338,973	1,884,048	-
	Thailand	357,639	-	357,639	-
	Turkey	362,352	94,754	267,598	-

		17,878,496	7,333,539	10,544,957	-
	Short-Term Investment	105,225	-	105,225	-

	Total	$18,797,229	$8,144,343	$10,652,886	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-123

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2010 (Unaudited)	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific
	Conservative	Moderate	Dynamix -	PD Aggregate	PD High Yield	PD Large-Cap
	Growth	Growth	Growth	Bond Index	Bond Market	Growth Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio (1)	Portfolio
ASSETS
Investments in affiliates, at value	$62,352,858	$104,776,384	$72,017,872	$-	$-	$-

Investments, at value	-	-	-	100,318,756	31,669,997	38,321,692

Repurchase agreements, at value	-	-	-	-	-	1,553,010

Cash	6	8	7	235	-	-

Receivables:
Dividends and interest	-	-	-	724,457	575,133	43,148

Fund shares sold	51,216	-	131,346	26,258	-	27,571

Securities sold	136,810	30,301	-	514,581	-	19,342

Due from Adviser	1,919	5,456	3,927	46,704	16,401	7,041

Total Assets	62,542,809	104,812,149	72,153,152	101,630,991	32,261,531	39,971,804

LIABILITIES
Payables:
Fund shares redeemed	188,026	30,301	54	86,154	8,053	20,200

Securities purchased	-	-	131,292	3,807,364	986,594	2,463

Due to custodian	-	-	-	-	5,490	16,878

Variation margin	-	-	-	-	-	16,981

Accrued advisory fees	9,988	17,185	11,746	12,334	8,852	4,626

Accrued service fees	2,388	4,074	2,825	-	-	-

Accrued support service expenses	912	1,591	1,044	1,536	26	464

Accrued custodian, and portfolio accounting and tax fees	7,372	7,604	7,414	12,964	4,170	4,941

Accrued deferred trustee compensation and retirement benefits	230	395	291	373	138	162

Accrued other	4,814	6,074	4,215	5,801	1,973	2,348

Total Liabilities	213,730	67,224	158,881	3,926,526	1,015,296	69,063

NET ASSETS	$62,329,079	$104,744,925	$71,994,271	$97,704,465	$31,246,235	$39,902,741

NET ASSETS CONSIST OF:
Paid-in capital (2)	$60,678,191	$103,035,996	$71,306,461	$94,043,340	$28,920,808	$39,357,611

Undistributed earnings (2)	1,650,888	1,708,929	687,810	3,661,125	2,325,427	545,130

NET ASSETS	$62,329,079	$104,744,925	$71,994,271	$97,704,465	$31,246,235	$39,902,741

Shares outstanding, $.001 par value (unlimited shares authorized)	5,575,114	9,137,793	6,268,437	9,198,337	2,802,832	3,397,280

Net Asset Value Per Share	$11.18	$11.46	$11.49	$10.62	$11.15	$11.75

Investments in affiliates, at cost	$61,796,143	$103,839,705	$73,274,505	$-	$-	$-

Investments, at cost	-	-	-	97,029,522	29,967,710	38,580,101

Repurchase agreements, at cost	-	-	-	-	-	1,553,010

(1)	Prior to May 1, 2010, PD High Yield Bond Market Portfolio was named PD High Yield Bond Index Portfolio.
(2)	All portfolios elected to be treated as partnerships for Federal income tax purposes (see Note 14 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2010 (Unaudited)	PD Large-Cap	PD Small-Cap	PD Small-Cap	PD International	PD Emerging
	Value Index	Growth Index	Value Index	Large-Cap	Markets
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at value	$44,477,564	$13,370,372	$15,449,685	$34,901,345	$18,692,004

Repurchase agreements, at value	1,819,059	481,157	446,511	747,487	105,225

Cash (1)	8,040	114,770	94,571	-	-

Foreign currency held, at value	-	-	-	51,424	55,165

Receivables:
Dividends and interest	61,718	4,306	28,022	94,905	60,172

Fund shares sold	31,510	7,878	9,190	23,633	5,252

Securities sold	-	1,162	809	664	-

Due from Adviser	7,581	14,969	16,678	22,044	829

Total Assets	46,405,472	13,994,614	16,045,466	35,841,502	18,918,647

LIABILITIES
Payables:
Fund shares redeemed	25,214	3,645	5,316	17,620	909

Securities purchased	8,006	168,334	136,079	398,809	24,214

Variation margin	16,111	3,780	3,780	-	-

Accrued advisory fees	5,308	1,615	1,851	7,111	9,344

Accrued support service expenses	644	95	121	363	71

Accrued custodian, and portfolio accounting and tax fees	4,841	5,688	6,672	7,205	3,725

Accrued deferred trustee compensation and retirement benefits	183	59	67	134	90

Accrued foreign capital gains tax	-	-	-	-	15,100

Accrued other	2,571	873	1,036	8,957	3,079

Other liabilities	-	-	-	3,084	-

Total Liabilities	62,878	184,089	154,922	443,283	56,532

NET ASSETS	$46,342,594	$13,810,525	$15,890,544	$35,398,219	$18,862,115

NET ASSETS CONSIST OF:
Paid-in capital (2)	$45,506,479	$12,384,644	$14,304,219	$37,039,719	$15,380,779

Undistributed/accumulated earnings (deficit) (2)	836,115	1,425,881	1,586,325	(1,641,500)	3,481,336

NET ASSETS	$46,342,594	$13,810,525	$15,890,544	$35,398,219	$18,862,115

Shares outstanding, $.001 par value (unlimited shares authorized)	3,884,170	1,121,614	1,284,012	3,154,970	1,417,303

Net Asset Value Per Share	$11.93	$12.31	$12.38	$11.22	$13.31

Investments, at cost	$45,392,829	$12,574,473	$15,093,580	$36,983,664	$15,768,772

Repurchase agreements, at cost	1,819,059	481,157	446,511	747,487	105,225

Foreign currency held, at cost	-	-	-	51,645	56,405

(1)	Includes margin deposits segregated for futures contracts in the PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios of $42,000 and $48,000, respectively.
(2)	All portfolios elected to be treated as partnerships for Federal income tax purposes (see Note 14 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific
	Conservative	Moderate	Dynamix -	PD Aggregate	PD High Yield	PD Large-Cap
	Growth	Growth	Growth	Bond Index	Bond Market	Growth Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio (1)	Portfolio
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$546,648	$646,756	$163,696	$-	$-	$-

Dividends, net of foreign taxes withheld	-	-	-	3,324	456	281,852

Interest, net of foreign taxes withheld	-	-	-	1,329,105	1,356,607	37

Other	-	-	-	-	500	171

Total Investment Income	546,648	646,756	163,696	1,332,429	1,357,563	282,060

EXPENSES
Advisory fees	50,570	89,464	64,031	64,937	51,498	24,667

Service fees	50,570	89,464	64,031	-	-	-

Support services expenses	1,788	3,098	2,145	4,011	2,127	2,739

Custodian fees and expenses	-	-	-	3,668	261	4,148

Portfolio accounting and tax fees	14,858	15,278	14,899	43,978	16,102	9,571

Printing expenses	691	1,206	828	1,160	391	461

Postage and mailing expenses	452	789	542	759	256	301

Legal and audit fees	946	572	78	3,261	1,075	1,332

Trustees’ compensation and expenses	660	1,137	840	1,093	449	466

Interest expense and commitment fees	-	-	-	68	55	61

Offering expenses	9,009	9,111	8,953	9,396	11,553	4,649

Other	414	726	503	686	263	900

Total Expenses	129,958	210,845	156,850	133,017	84,030	49,295

Adviser Reimbursement	(18,129)	(28,785)	(28,434)	(62,172)	(33,739)	(19,311)

Net Expenses	111,829	182,060	128,416	70,845	50,291	29,984

NET INVESTMENT INCOME	434,819	464,696	35,280	1,261,584	1,307,272	252,076

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities from affiliated mutual fund investment	659,361	307,571	1,909,186	-	-	-

Investment security transactions	-	-	-	230,874	593,753	635,223

Futures contracts transactions	-	-	-	-	-	(60,218)

Net Realized Gain	659,361	307,571	1,909,186	230,874	593,753	575,005

Change in net unrealized appreciation (depreciation) on:
Investment securities from affiliated mutual fund investment	(1,546,537)	(4,233,019)	(6,500,436)	-	-	-

Investment securities	-	-	-	2,819,610	(963,505)	(4,226,870)

Futures contracts	-	-	-	-	-	(73,285)

Change in Net Unrealized Appreciation (Depreciation)	(1,546,537)	(4,233,019)	(6,500,436)	2,819,610	(963,505)	(4,300,155)

NET GAIN (LOSS)	(887,176)	(3,925,448)	(4,591,250)	3,050,484	(369,752)	(3,725,150)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($452,357)	($3,460,752)	($4,555,970)	$4,312,068	$937,520	($3,473,074)

Foreign taxes withheld on dividends and interest	$-	$-	$-	$-	$-	$15

(1)	Prior to May 1, 2010, PD High Yield Bond Market Portfolio was named PD High Yield Bond Index Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)	PD Large-Cap	PD Small-Cap	PD Small-Cap	PD International	PD Emerging
	Value Index	Growth Index	Value Index	Large-Cap	Markets
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$445,246	$41,833	$136,545	$523,422	$208,212

Interest, net of foreign taxes withheld	42	9	10	30	6

Other	216	85	157	63	-

Total Investment Income	445,504	41,927	136,712	523,515	208,218

EXPENSES
Advisory fees	28,337	9,163	10,490	37,388	55,346

Support services expenses	2,907	1,990	2,055	6,878	9,032

Custodian fees and expenses	3,771	4,757	5,208	4,876	3,857

Portfolio accounting and tax fees	10,359	16,864	18,653	5,129	3,125

Printing expenses	526	170	193	386	239

Postage and mailing expenses	344	111	127	252	156

Legal and audit fees	1,524	485	553	1,111	665

Trustees’ compensation and expenses	529	184	207	396	284

Interest expense and commitment fees	95	28	46	345	113

Offering expenses	7,200	6,361	6,363	9,226	8,168

Other	1,209	550	1,281	25,747	9,348

Total Expenses	56,801	40,663	45,176	91,734	90,333

Custodian Credits	-	-	-	-	(6)

Adviser Reimbursement	(22,331)	(26,909)	(29,402)	(46,548)	(829)

Net Expenses	34,470	13,754	15,774	45,186	89,498

NET INVESTMENT INCOME	411,034	28,173	120,938	478,329	118,720

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security transactions	1,466,655	589,694	1,046,068	(23,863)	458,989

Futures contracts transactions	(66,887)	(25,118)	(19,910)	-	-

Foreign currency transactions	-	-	-	(10,991)	311

Net Realized Gain (Loss)	1,399,768	564,576	1,026,158	(34,854)	459,300

Change in net unrealized appreciation (depreciation) on:
Investment securities (1)	(4,751,040)	(1,049,944)	(1,606,600)	(5,218,337)	(1,816,767)

Futures contracts	(84,481)	(5,595)	(8,179)	-	-

Foreign currencies	-	-	-	(974)	(1,208)

Change in Net Unrealized Depreciation	(4,835,521)	(1,055,539)	(1,614,779)	(5,219,311)	(1,817,975)

NET LOSS	(3,435,753)	(490,963)	(588,621)	(5,254,165)	(1,358,675)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($3,024,719)	($462,790)	($467,683)	($4,775,836)	($1,239,955)

Foreign taxes withheld on dividends and interest	$20	$-	$7	$64,314	$24,280

(1)	Change in net unrealized appreciation (depreciation) on securities for the PD Emerging Markets Portfolio is net of increase in deferred foreign capital gains tax of $2,045.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009	2010	2009
	Pacific Dynamix - Conservative		Pacific Dynamix - Moderate		Pacific Dynamix - Growth
	Growth Portfolio (1)		Growth Portfolio (1)		Portfolio (1)
OPERATIONS
Net investment income	$434,819	$448,173	$464,696	$660,594	$35,280	$360,207

Net realized gain	659,361	403,010	307,571	450,701	1,909,186	1,078,858

Change in net unrealized appreciation (depreciation)	(1,546,537)	2,103,252	(4,233,019)	5,169,698	(6,500,436)	5,243,803

Net Increase (Decrease) in Net Assets Resulting from Operations	(452,357)	2,954,435	(3,460,752)	6,280,993	(4,555,970)	6,682,868

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	-	(448,180)	-	(660,611)	-	(360,230)

Net realized gains	-	(403,010)	-	(450,701)	-	(1,078,858)

Net Decrease from Dividends and Distributions to Shareholders	-	(851,190)	-	(1,111,312)	-	(1,439,088)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	25,414,452	40,628,465	39,312,369	64,543,316	35,132,633	51,885,169

Dividend and distribution reinvestments	-	851,190	-	1,111,312	-	1,439,088

Cost of shares repurchased	(4,278,121)	(1,937,795)	(1,378,124)	(552,877)	(11,938,521)	(5,211,908)

Net Increase in Net Assets from Capital Share Transactions	21,136,331	39,541,860	37,934,245	65,101,751	23,194,112	48,112,349

NET INCREASE IN NET ASSETS	20,683,974	41,645,105	34,473,493	70,271,432	18,638,142	53,356,129

NET ASSETS
Beginning of Periods	41,645,105	-	70,271,432	-	53,356,129	-

End of Periods	$62,329,079	$41,645,105	$104,744,925	$70,271,432	$71,994,271	$53,356,129

	PD Aggregate Bond		PD High Yield Bond		PD Large-Cap
	Index Portfolio (1)		Market Portfolio (1), (2)		Growth Index Portfolio (1)
OPERATIONS
Net investment income	$1,261,584	$846,102	$1,307,272	$1,440,838	$252,076	$189,836

Net realized gain	230,874	272,416	593,753	240,063	575,005	236,424

Change in net unrealized appreciation (depreciation)	2,819,610	469,624	(963,505)	2,665,792	(4,300,155)	3,968,461

Net Increase (Decrease) in Net Assets Resulting from Operations	4,312,068	1,588,142	937,520	4,346,693	(3,473,074)	4,394,721

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,152,942)	(883,000)	(1,407,309)	(1,446,817)	(936)	(188,900)

Net realized gains	-	(203,143)	-	(104,660)	-	(186,681)

Net Decrease from Dividends and Distributions to Shareholders	(1,152,942)	(1,086,143)	(1,407,309)	(1,551,477)	(936)	(375,581)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	38,177,047	68,069,381	2,620,684	23,757,412	17,105,859	26,275,899

Dividend and distribution reinvestments	1,152,942	1,086,143	1,407,309	1,551,477	936	375,581

Cost of shares repurchased	(12,495,754)	(1,946,419)	(298,361)	(117,713)	(2,960,177)	(1,440,487)

Net Increase in Net Assets from Capital Share Transactions	26,834,235	67,209,105	3,729,632	25,191,176	14,146,618	25,210,993

NET INCREASE IN NET ASSETS	29,993,361	67,711,104	3,259,843	27,986,392	10,672,608	29,230,133

NET ASSETS
Beginning of Periods	67,711,104	-	27,986,392	-	29,230,133	-

End of Periods	$97,704,465	$67,711,104	$31,246,235	$27,986,392	$39,902,741	$29,230,133

(1)	Operations commenced on May 1, 2009.
(2)	Prior to May 1, 2010, PD High Yield Bond Market Portfolio was named PD High Yield Bond Index Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009	2010	2009
	PD Large-Cap		PD Small-Cap		PD Small-Cap
	Value Index Portfolio (1)		Growth Index Portfolio (1)		Value Index Portfolio (1)
OPERATIONS
Net investment income	$411,034	$303,518	$28,173	$31,810	$120,938	$130,904

Net realized gain	1,399,768	312,645	564,576	194,160	1,026,158	217,269

Change in net unrealized appreciation (depreciation)	(4,835,521)	3,835,775	(1,055,539)	1,845,843	(1,614,779)	1,962,705

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,024,719)	4,451,938	(462,790)	2,071,813	(467,683)	2,310,878

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,618)	(301,900)	(10)	(31,800)	(654)	(130,250)

Net realized gains	-	(287,586)	-	(151,332)	-	(125,966)

Net Decrease from Dividends and Distributions to Shareholders	(1,618)	(589,486)	(10)	(183,132)	(654)	(256,216)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	19,893,021	30,145,119	3,271,942	10,092,459	4,188,517	11,315,181

Dividend and distribution reinvestments	1,618	589,486	10	183,132	654	256,216

Cost of shares repurchased	(3,446,192)	(1,676,573)	(783,732)	(379,167)	(998,486)	(457,863)

Net Increase in Net Assets from Capital Share Transactions	16,448,447	29,058,032	2,488,220	9,896,424	3,190,685	11,113,534

NET INCREASE IN NET ASSETS	13,422,110	32,920,484	2,025,420	11,785,105	2,722,348	13,168,196

NET ASSETS
Beginning of Periods	32,920,484	-	11,785,105	-	13,168,196	-

End of Periods	$46,342,594	$32,920,484	$13,810,525	$11,785,105	$15,890,544	$13,168,196

	PD International		PD Emerging Markets
	Large-Cap Portfolio (1)		Portfolio (1)
OPERATIONS
Net investment income	$478,329	$179,522	$118,720	$128,961

Net realized gain (loss)	(34,854)	104,946	459,300	29,110

Change in net unrealized appreciation (depreciation)	(5,219,311)	3,135,479	(1,817,975)	4,724,799

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,775,836)	3,419,947	(1,239,955)	4,882,870

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(722)	(178,800)	-	(131,900)

Net realized gains	-	(106,089)	-	(29,679)

Net Decrease from Dividends and Distributions to Shareholders	(722)	(284,889)	-	(161,579)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	17,892,211	22,645,960	2,772,617	13,156,202

Dividend and distribution reinvestments	722	284,889	-	161,579

Cost of shares repurchased	(2,547,728)	(1,236,335)	(476,187)	(233,432)

Net Increase in Net Assets from Capital Share Transactions	15,345,205	21,694,514	2,296,430	13,084,349

NET INCREASE IN NET ASSETS	10,568,647	24,829,572	1,056,475	17,805,640

NET ASSETS
Beginning of Periods	24,829,572	-	17,805,640	-

End of Periods	$35,398,219	$24,829,572	$18,862,115	$17,805,640

(1)	Operations commenced on May 1, 2009.

See Notes to Financial Statements

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each period ended were as follows:

															Ratio of
													Ratio of	Ratio of	Net
													Expenses	Expenses	Investment
	Net												After	Before	Income
	Asset				Distributions		Distributions						Expense	Expense	After Expense
	Value,	Net	Net Realized	Total from	from Net		from			Net Asset		Net Assets,	Reductions	Reductions	Reductions	Portfolio
	Beginning of	Investment	and Unrealized	Investment	Investment		Capital	Total		Value,	Total	End of	to Average	to Average	To Average	Turnover
For the Period Ended	Period	Income	Gain (Loss)	Operations	Income		Gains	Distributions		End of Period	Returns (1)	Period	Net Assets (2), (3)	Net Assets (3)	Net Assets (3)	Rates
Pacific Dynamix - Conservative Growth (4)
2010 (5)	$11.19	$0.10	($0.11)	($0.01)	$-		$-	$-		$11.18	(0.11%)	$62,329,079	0.44%	0.51%	1.72%	13.55%
2009 (6)	10.00	0.20	1.22	1.42	(0.12)		(0.11)	(0.23)		11.19	14.25%	41,645,105	0.46%	0.67%	2.67%	7.00%

Pacific Dynamix - Moderate Growth (4)
2010 (5)	$11.77	$0.06	($0.37)	($0.31)	$-		$-	$-		$11.46	(2.62%)	$104,744,925	0.41%	0.47%	1.04%	4.35%
2009 (6)	10.00	0.18	1.78	1.96	(0.11)		(0.08)	(0.19)		11.77	19.60%	70,271,432	0.43%	0.58%	2.41%	1.13%

Pacific Dynamix - Growth (4)
2010 (5)	$12.10	$0.01	($0.62)	($0.61)	$-		$-	$-		$11.49	(5.08%)	$71,994,271	0.40%	0.49%	0.11%	20.67%
2009 (6)	10.00	0.12	2.32	2.44	(0.09)		(0.25)	(0.34)		12.10	24.34%	53,356,129	0.42%	0.60%	1.57%	13.58%

PD Aggregate Bond Index (4)
2010 (5)	$10.23	$0.16	$0.36	$0.52	($0.13)		$-	($0.13)		$10.62	5.10%	$97,704,465	0.17%	0.32%	3.02%	102.59%
2009 (6)	10.00	0.19	0.21	0.40	(0.14)		(0.03)	(0.17)		10.23	3.97%	67,711,104	0.17%	0.28%	2.80%	324.46%

PD High Yield Bond Market (4), (7)
2010 (5)	$11.30	$0.51	($0.13)	$0.38	($0.53)		$-	($0.53)		$11.15	3.30%	$31,246,235	0.34%	0.57%	8.88%	20.91%
2009 (6)	10.00	0.66	1.31	1.97	(0.63)		(0.04)	(0.67)		11.30	19.88%	27,986,392	0.34%	0.57%	9.00%	31.24%

PD Large-Cap Growth Index (4)
2010 (5)	$12.75	$0.09	($1.09)	($1.00)	($-	) (8)	$-	($-	) (8)	$11.75	(7.85%)	$39,902,741	0.17%	0.28%	1.43%	52.27%
2009 (6)	10.00	0.12	2.80	2.92	(0.09)		(0.08)	(0.17)		12.75	29.12%	29,230,133	0.17%	0.45%	1.57%	80.71%

PD Large-Cap Value Index (4)
2010 (5)	$12.62	$0.13	($0.82)	($0.69)	($-	) (8)	$-	($-	) (8)	$11.93	(5.49%)	$46,342,594	0.17%	0.28%	2.03%	54.22%
2009 (6)	10.00	0.18	2.67	2.85	(0.12)		(0.11)	(0.23)		12.62	28.54%	32,920,484	0.17%	0.42%	2.25%	88.66%

PD Small-Cap Growth Index (4)
2010 (5)	$12.66	$0.03	($0.38)	($0.35)	($-	) (8)	$-	($-	) (8)	$12.31	(2.75%)	$13,810,525	0.21%	0.62%	0.43%	52.25%
2009 (6)	10.00	0.04	2.82	2.86	(0.03)		(0.17)	(0.20)		12.66	28.60%	11,785,105	0.21%	0.70%	0.56%	70.15%

PD Small-Cap Value Index (4)
2010 (5)	$12.65	$0.11	($0.38)	($0.27)	($-	) (8)	$-	($-	) (8)	$12.38	(2.18%)	$15,890,544	0.21%	0.60%	1.61%	47.51%
2009 (6)	10.00	0.17	2.73	2.90	(0.13)		(0.12)	(0.25)		12.65	29.01%	13,168,196	0.21%	0.74%	2.12%	74.74%

PD International Large-Cap (4)
2010 (5)	$13.01	$0.20	($1.99)	($1.79)	($-	) (8)	$-	($-	) (8)	$11.22	(13.74%)	$35,398,219	0.30%	0.61%	3.19%	2.04%
2009 (6)	10.00	0.14	3.02	3.16	(0.09)		(0.06)	(0.15)		13.01	31.59%	24,829,572	0.30%	0.64%	1.68%	5.62%

PD Emerging Markets (4)
2010 (5)	$14.21	$0.09	($0.99)	($0.90)	$-		$-	$-		$13.31	(6.36%)	$18,862,115	0.97%	0.98%	1.29%	7.85%
2009 (6)	10.00	0.11	4.23	4.34	(0.11)		(0.02)	(0.13)		14.21	43.43%	17,805,640	0.97%	0.98%	1.33%	8.14%

(1)	Total returns for periods of less than one full year are not annualized.
(2)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any, as discussed in Note 5 in Notes to the Financial Statements. The expense ratios for the Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios do not include expenses of the underlying portfolios (see Note 1 in Notes to Financial Statements) in which the portfolios invest.
(3)	The ratios for periods of less than one full year are annualized.
(4)	Per share amounts have been calculated using the average shares method.
(5)	Unaudited for the six-month period ended June 30, 2010.
(6)	Operations commenced on May 1, 2009.
(7)	Prior to May 1, 2010, PD High Yield Bond Market Portfolio was named PD High Yield Bond Index Portfolio.
(8)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. ORGANIZATION

The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, management investment company, organized as a Massachusetts business trust and as of June 30, 2010 was comprised of forty-six separate portfolios: the Cash Management (formerly called Money Market), Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth (formerly called Diversified Research), Equity, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, American Funds Asset Allocation, Multi-Strategy, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, PD Aggregate Bond Index, PD High Yield Bond Market (formerly called PD High Yield Bond Index), PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD International Large-Cap, and PD Emerging Markets Portfolios. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are owned. American Funds is a registered trademark of American Funds Distributors, Inc. (“AFD”) and Main Street is a registered trademark of OppenheimerFunds, Inc.

American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios (each a “Feeder Portfolio”, collectively the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth, Growth-Income and Asset Allocation Funds, respectively, each a series of the American Funds Insurance Series® (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Portfolio, to qualify as a regulated investment company. The performance of the Feeder Portfolios is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Schedules of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements. As of June 30, 2010, the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios owned 13.07%, 16.09% and 4.08% of the Growth, Growth-Income and Asset Allocation Master Funds, respectively. American Funds Insurance Series is a registered trademark of AFD.

The Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios, (collectively, the “Pacific Dynamix Portfolios”) invest substantially all of their assets in the PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD International Large-Cap and PD Emerging Markets Portfolios (collectively, the “PD Underlying Portfolios”). Presently, only the Pacific Dynamix Portfolios can invest in the PD Underlying Portfolios. An asset allocation process is used to determine each of the Pacific Dynamix Portfolios investment mixes and target allocations for each PD Underlying Portfolio. The Pacific Dynamix Portfolio’s allocations to the various PD Underlying Portfolios are periodically evaluated by Pacific Life Fund Advisors LLC, a wholly owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), the investment adviser to the Fund, and may be updated at that time. Asset allocation analysis is performed by a third-party asset allocation consultant firm retained by Pacific Life Fund Advisors LLC. The asset class allocations, PD Underlying Portfolios (including any portfolios organized in the future), or target allocations with respect to each PD Underlying Portfolio, may be changed from time to time, without prior approval from shareholders, as determined appropriate to pursue stated investment goals. Since the Pacific Dynamix Portfolios invest in the PD Underlying Portfolios, in addition to their own net operating expenses, they also indirectly bear a portion of the net operating expenses of the applicable PD Underlying Portfolios, based on the actual average holdings.

Shares of the portfolios within the Fund are offered only to certain separate accounts of Pacific Life, and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which portfolios of the Fund to make available.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in United States of America (“U.S. GAAP”) for investment companies. U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.

A. PORTFOLIO VALUATION

Each portfolio of the Fund is divided into shares. The price of a portfolio’s shares is called its net asset value (“NAV”) per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds plus cash or other assets, including interest accrued but not yet received), subtracting a portfolio’s liabilities (including accrued expenses, dividends payable and any borrowings of a portfolio, and any other liabilities), and then dividing by the total number of shares outstanding.

Each portfolio’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including those days when foreign markets are closed. The value of each portfolio (the NAV) is determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time.

Each portfolio’s NAV will not be determined on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

determined by the Securities Exchange Commission (the “SEC”)), making the sale of holdings or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

The value of a portfolio’s assets is based on the fair value of all of the securities and other instruments (“holdings”) it holds. As a general principle, in determining a portfolio’s NAV, the fair value of a holding is used. The fair value of each holding is the amount which a portfolio might reasonably expect to receive for the holding upon its current sale in the ordinary course.

For purposes of calculating the NAV:

Domestic Equity Holdings. For domestic equity holdings, the portfolios normally use the last reported sale price received shortly after the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close.

Foreign Equity Holdings. Foreign equity holdings are normally priced based on data reflecting the closing of the principal markets or market participants for those holdings, which may be earlier than the NYSE close. The Fund then may adjust for market events, which may occur between the close of certain foreign exchanges and the NYSE. The Fund has retained an independent statistical service approved by the Fund’s Board of Trustees (the “Board”) to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations. Quotations of foreign holdings in foreign currencies and those valued using forward currency rates are converted to U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Over-the-Counter (“OTC”) Holdings and Certain Equity Holdings. OTC holdings, including options contracts, and listed holdings for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services, which are based on evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.

Fixed Income Holdings, including Domestic and Foreign Holdings. Fixed Income holdings are generally valued using the mean between the bid and ask prices provided by approved pricing and quotation services which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Fund’s Board.

Money Market Instruments and Short-Term Holdings. The holdings of the Cash Management Portfolio, and money market instruments and short-term holdings maturing within 60 days in other portfolios, are valued at amortized cost, which involves valuing a holding at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the holding.

Pacific Dynamix Portfolios. The holdings of each Pacific Dynamix Portfolio are valued based upon the NAVs of the PD Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

The NAVs of the American Funds Feeder Portfolios are determined by the Fund based upon the NAVs of the Master Funds. The NAVs of the Master Funds are determined by the management of the Master Funds and not the Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Fair Values Determined Under the Procedures Established by the Board

In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), or if prices obtained through alternate pricing methodologies, or values provided by approved pricing sources, approved by the Board are deemed unreliable or inaccurate, or if events that could materially affect the NAV occur after the close of the principal market for a particular holding but before each portfolio values its assets, the holdings may be valued at their fair value, as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Board and in accordance with the provisions of the 1940 Act (“Fund’s Procedures”).

When the Fund values a holding pursuant to the Fund’s Procedures, such holding will not be priced on the basis of quotes from the primary market in which they traded, but rather will be priced by other methods established under the Fund’s Procedures. Fair valuation may require subjective determinations about the value of a holding. The fair value used by the Fund for a holding may differ from the value that the Fund would actually realize if the holding was sold.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) Securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. A portfolio’s estimated components of distributions received from real estate investment trusts may be considered return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income is recorded on an accrual basis. Interest income includes coupon interest and amortization of premium and discount on debt securities. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method. Investment income is recorded net of foreign taxes withheld, if any. The portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The portfolios will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the portfolios invest. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 2G) by a portfolio are amortized over the expected term of each applicable senior loan. Commitment

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

fees received by a portfolio relating to unfunded senior loan commitments are deferred and amortized to income over the period of the commitment. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income on the Statements of Operations when received. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.

C. DISTRIBUTIONS TO SHAREHOLDERS

The portfolios declare and pay dividends on net investment income at least annually, except for the Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, PD Aggregate Bond Index and PD High Yield Bond Market Portfolios (collectively the “Debt Portfolios”), for which dividends are declared and paid semi-annually. Dividends may be declared less frequently if advantageous to the specific portfolio. All realized capital gains are distributed at least annually for all portfolios. All dividends are reinvested in additional shares of the applicable portfolio.

Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

D. FOREIGN CURRENCY TRANSLATION

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, and variation margin received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities and forwards in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or deprecation on foreign currencies in the Statements of Operations.

E. EXPENSE ALLOCATION

General expenses of the Fund are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio are charged directly to that portfolio.

F. OFFERING COSTS

A new portfolio bears all costs (or the applicable pro-rata share if there is more than one new portfolio) associated with the offering expenses of the portfolio including legal, printing and support services (see Note 3). All such costs are amortized to expense of the new portfolios on a straight-line basis over twelve months from commencement of operations.

G. INVESTMENTS AND RISKS

General Investment Risks

An investment in the Fund represents an indirect investment in the holdings owned by the Fund. The value of these holdings may move up or down, sometimes rapidly and unpredictably. An investment in the Fund at any point in time may be worth more or less than the original investment. Investments in the Fund may be affected by general economic and market conditions, government and political events, investor perceptions, changes in interest rates and market liquidity.

The price of equity holdings changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, and many of the factors noted above.

Fixed income (debt) holdings are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on the holdings. A fixed income (debt) holding’s issuer (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt holdings may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other holdings, and it may be difficult to value these instruments because of a thin secondary market.

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

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Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of a portfolio’s assets. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a portfolio’s holdings may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those holdings. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

None of the portfolios may invest in illiquid securities and illiquid bank loans (collectively, “illiquid holdings”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the Cash Management Portfolio), taken at market value at the time of such investment, would be invested in illiquid holdings. The term “illiquid holdings” for this purpose means holdings that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the securities. The market value of illiquid holdings held by each portfolio as of June 30, 2010 was less than 15% of its net assets (5% of total assets for the Cash Management Portfolio). Illiquid holdings may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such holdings quickly for its full value.

Senior Loan Participations and Assignments

Certain portfolios may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, cannot be predicted with accuracy, as a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the 1933 Act, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance of the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2010, no participation interest in Senior Loans was held by any of the portfolios.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

Mortgage dollar rolls, principally on a forward commitment basis, involve a portfolio selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the

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interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.

Government Sponsored Enterprise Securities

Certain portfolios may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although chartered and sponsored by Congress, such entities are generally not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government. As such, securities issued by these entities are typically supported only by the credit of the issuing entity, which depends entirely on its own resources to repay the debt, subject to the risk of default.

However, on September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to those applicable entities and their respective assets. FHFA selected a new chief executive officer and chairman of the board of directors of Fannie Mae and Freddie Mac.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“Purchase Agreements”) with Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury would purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each entity. These agreements contain various covenants that severely limit each entity’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each entity’s senior preferred stock and warrants to purchase 79.9% of each entity’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to both Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program expired on December 31, 2009. Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for each of its respective obligations, including guaranty obligations, associated with its mortgage-backed securities.

On May 6, 2009, the U.S. Treasury and FHFA, acting on behalf of Fannie Mae and Freddie Mac in its capacity as conservator, amended the Purchase Agreements, to among other items: (i) increase the funding available under the Purchase Agreements from $100 billion to $200 billion; (ii) increase the limit on mortgage-related investments portfolio as of December 31, 2009 from $850 billion to $900 billion; and (iii) revise the limit on the aggregate indebtedness and the method of calculating such limit for both Fannie Mae and Freddie Mac.

On December 24, 2009, the Purchase Agreements were amended again to allow the Treasury’s funding commitment to increase from $200 billion to such amount as necessary to accommodate any cumulative reduction in net worth over the next three years. At the conclusion of the three-year period, the remaining commitment will be fully available to be drawn per the terms of the agreements.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s

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short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a portfolio’s volatility.

Inverse Floater Structures

Certain portfolios invest in residual certificates issued by tender option bond trusts (“TOB’s”). A TOB is established by a third party sponsor forming a special purpose entity, into which the portfolio, or an agent on behalf of the portfolio, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate trust certificates (“floating rate certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to a portfolio which made the transfer. The transfer of the municipal securities to a TOB is accounted for as secured borrowings. Therefore, the municipal securities deposited into a TOB are presented in the portfolios’ Schedules of Investments and the proceeds from the transaction are reported as floating rate certificates payable of the portfolios. Interest income from the underlying security is recorded by the portfolios on an accrual basis. Interest expense incurred on the floating rate certificates and other expenses related to remarketing, administration and trustee services to a TOB is reported as an expense of the portfolios. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender the floating rate certificates to the TOB for redemption at par at each reset date. The TOB Residuals’ interests held by the portfolios include the right of the portfolios to (i) cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (ii) transfer a corresponding share of the municipal securities from the TOB to the portfolios.

Financial transactions executed through TOB’s generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the portfolios’ investments in TOB Residuals likely will adversely affect the portfolios’ net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the portfolios’ net asset value per share. As of June 30, 2010, none of the portfolios were invested in TOB.

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s ) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Derivative Instruments

Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps and credit default swaps (see Note 16 for a detailed discussion on derivative instruments).

H. RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU”). This ASU amends FASB Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, and requires entities to disclose the amounts and reasons for significant transfers between Level 1 and Level 2 in the fair value hierarchy and inputs and valuation techniques used to determine Level 2 and Level 3 fair value measurements (see Note 15), and to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis). This ASU is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for interim and annual periods beginning after December 15, 2010). The Fund implemented the disclosures required for interim and annual periods beginning after December 15, 2009 (see the Notes to Schedules of Investments section of each portfolio’s Schedule of Investments and Note 15). Management is currently evaluating the impact of additional implementation that this ASU will have on the Fund’s financial statement disclosures.

3. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS AND SERVICE PLAN

Pursuant to an Investment Advisory Agreement, Pacific Life Fund Advisors LLC (“PLFA”), serves as Investment Adviser to the Fund and manages the Pacific Dynamix Portfolios directly. PLFA also does business under the name Pacific Asset Management. Pacific Asset Management manages the Cash Management and High Yield Bond Portfolios. For the other portfolios, with the exception of the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios, PLFA has retained other portfolio

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management firms to sub-advise each portfolio, as discussed later in this section. PLFA receives advisory fees from each portfolio based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

Cash Management	0.20% of first $250 million
0.15% of next $250 million
0.10% of next $3.5 billion
0.08% on excess

Diversified Bond	0.40% of first $4 billion
High Yield Bond	0.38% on excess
Inflation Managed
Managed Bond
Short Duration Bond

Floating Rate Loan (1)	0.75% of first $1 billion
American Funds Growth (2)	0.72% of next $1 billion
American Funds Growth-Income (2)	0.69% of next $2 billion
Small-Cap Equity	0.67% on excess
Small-Cap Value
American Funds Asset Allocation (2)

Comstock	0.75% of first $100 million
Focused 30	0.71% of next $900 million
Large-Cap Growth (3)	0.68% of next $3 billion
0.66% on excess

Dividend Growth	0.70% of first $100 million
0.66% of next $900 million
0.63% of next $3 billion
0.61% on excess

Equity	0.45% of first $4 billion
Main Street Core	0.43% on excess
Multi-Strategy

Equity Index	0.05% of first $4 billion
0.03% on excess

Growth LT	0.55% of first $4 billion
0.53% on excess

Large-Cap Value	0.65% of first $100 million
0.61% of next $900 million
0.58% of next $3 billion
0.56% on excess

Long/Short Large-Cap (4)	1.00% of the first $4 billion
0.98% on excess

Mid-Cap Equity	0.65% of first $4 billion
International Value	0.63% on excess

Mid-Cap Growth	0.70% of first $4 billion
0.68% on excess

Mid-Cap Value	0.70% of first $1 billion
0.65% of next $1 billion
0.60% on excess

Small-Cap Growth	0.60% of first $4 billion
0.58% on excess

Small-Cap Index	0.30% of first $4 billion
0.28% on excess

Health Sciences	0.90% of first $1 billion
Technology	0.87% of next $1 billion
0.84% of next $2 billion
0.82% on excess

Real Estate	0.90% of first $100 million
0.82% of next $900 million
0.80% of next $3 billion
0.78% on excess

Emerging Markets	0.80% of first $4 billion
0.78% on excess

International Large-Cap	0.85% of first $100 million
0.77% of next $900 million
0.75% of next $3 billion
0.73% on excess

International Small-Cap	0.85% of first $1 billion
0.82% of next $1 billion
0.79% of next $2 billion
0.77% on excess

Pacific Dynamix – Conservative Growth	0.20%
Pacific Dynamix – Moderate Growth
Pacific Dynamix – Growth

PD Aggregate Bond Index	0.16% of first $50 million
0.15% of next $50 million
0.14% on excess

PD High Yield Bond Market	0.35% of first $50 million
0.22% of next $50 million
0.14% on excess

PD Large-Cap Growth Index	0.14% of first $300 million
PD Large-Cap Value Index	0.12% on excess
PD Small-Cap Growth Index
PD Small-Cap Value Index

PD International Large-Cap	0.25% of first $100 million
0.20% on excess

PD Emerging Markets	0.60% of first $50 million
0.35% on excess

(1)	Effective May 1, 2010, PLFA voluntarily agreed to waive 0.10% of its advisory fees through April 30, 2011 as long as Eaton Vance Management remains manager of the portfolio. There is no guarantee that PLFA will continue such waiver after that date.
(2)	PLFA voluntarily agreed to waive a portion of its advisory fees for each Feeder Portfolio so that its total annual investment advisory fee does not exceed 0.41% until the earlier of April 30, 2011 or such time as the Feeder Portfolios no longer invest substantially all of their assets in the Master Funds. There is no guarantee that PLFA will continue to waive its advisory fees after that date.
(3)	PLFA voluntarily agreed to waive 0.025% of its advisory fees through April 30, 2011 as long as UBS Global Asset Management (Americas), Inc. remains manager of the portfolio. There is no guarantee that PLFA will continue such wavier after that date.
(4)	PLFA voluntarily agreed to waive 0.12% of its advisory fees through April 30, 2011 as long as Analytic Investors, LLC. and JP Morgan Investment Management, Inc. both remain managers of the portfolio. There is no guarantee that PLFA will continue such waiver after that date.

Pursuant to Portfolio Management Agreements as of June 30, 2010, the Fund and PLFA engage various portfolio management firms under PLFA’s supervision for thirty-eight of the forty-six portfolios. The following firms serve as sub-advisers for the respective portfolios: Western Asset Management Company for the Diversified Bond Portfolio; Eaton Vance Management for the Floating Rate Loan Portfolio; Pacific Investment Management Company LLC for the Inflation Managed and Managed Bond Portfolios; Goldman Sachs Asset Management, L.P. for the Short Duration Bond Portfolio; Invesco Advisers, Inc. for the Comstock Portfolio; T. Rowe Price Associates, Inc. for the Dividend Growth Portfolio; Capital Guardian Trust Company for the Equity Portfolio; BlackRock Investment Management, LLC for the Equity Index, Small-Cap Index, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios; Janus

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Capital Management LLC for the Focused 30 and Growth LT Portfolios; UBS Global Asset Management (Americas) Inc. for the Large-Cap Growth Portfolio; ClearBridge Advisors, LLC for the Large-Cap Value Portfolio; Analytic Investors, LLC and J.P. Morgan Investment Management, Inc. (co-sub-advisers) for the Long/Short Large-Cap Portfolio; OppenheimerFunds, Inc. for the Main Street Core, Emerging Markets and Multi-Strategy Portfolios; Lazard Asset Management LLC for the Mid-Cap Equity Portfolio; Morgan Stanley Investment Management Inc. for the Mid-Cap Growth and Real Estate Portfolios; BlackRock Capital Management, Inc. for the Mid-Cap Value Portfolio; BlackRock Investment Management, LLC and Franklin Advisory Services, LLC (co-sub-advisers) for the Small-Cap Equity Portfolio; Fred Alger Management, Inc. for the Small-Cap Growth Portfolio; NFJ Investment Group LLC for the Small-Cap Value Portfolio; Jennison Associates LLC for the Health Sciences Portfolio; Columbia Management Advisors, LLC for the Technology Portfolio; MFS Investment Management for the International Large-Cap Portfolio; Batterymarch Financial Management, Inc. for the International Small-Cap Portfolio; AllianceBernstein L.P. for the International Value Portfolio; SSgA Funds Management, Inc. for the PD Aggregate Bond Index and PD High Yield Bond Market Portfolios; and Dimensional Fund Advisors LP for the PD International Large-Cap and PD Emerging Markets Portfolios. PLFA, as Investment Adviser to the Fund, pays the related portfolio management fees to these sub-advisors as compensation for their advisory services provided to the Fund.

Each Feeder Portfolio invests all of its assets in a Master Fund; therefore, PLFA has not retained other management firms to sub-advise the assets of the Feeder Portfolios. PLFA is considered the adviser to the Feeder Portfolios. Capital Research and Management Company (“CRMC”), pursuant to the Investment Advisory and Service Agreements between the Master Funds (See Note 1) and CRMC, serves as the Investment Adviser to the Master Funds. For the period ended June 30, 2010, CRMC received 0.32%, 0.27% and 0.30% of advisory fees based on an annual percentage of the average daily net assets of each fund from the Growth, Growth-Income and Asset Allocation Funds, respectively, of the Master Funds. PLFA serves as the Investment Adviser for the Feeder Portfolios.

Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Agreement, the Fund compensates Pacific Life and PLFA for their expenses in providing support services to the Fund in connection with various matters, including the expense of registering and qualifying the Fund on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance and oversight of the Funds securities lending program, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to an Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.

Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares.

The Distributor receives from the Fund a service fee of 0.20% based on an annual percentage of average daily net assets of each portfolio, except with respect to the PD Underlying Portfolios, for shareholder servicing activities. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Fund, or the variable annuity and variable life insurance contract owners who use the Fund as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Fund; answering shareholder questions regarding the Fund, the portfolios, its portfolio managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan may be terminated at any time by vote of the majority of the independent trustees of the Board.

4. TRUSTEE COMPENSATION AND RETIREMENT PLAN

The Fund pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees.

Each independent trustee of the Board is eligible to participate in the Fund’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each portfolio that are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Pacific Life Funds. Pacific Life Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. PLFA is the Investment Adviser to Pacific Life Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance of the Class A and/or Class P shares of the corresponding series of the Pacific Life Funds without a sales load. Accordingly, the market value appreciation or depreciation of the independent trustee’s deferred compensation accounts will cause the expenses of the Fund to increase or decrease due to market fluctuation. In addition, the Fund maintained a retirement plan for three former independent trustees and the retirement benefit obligations were fully paid as of June 30, 2010. There is no retirement plan for current independent trustees. During the period ended June 30, 2010, the Fund paid $123,146 and $165,000 of deferred compensation and retirement benefits, respectively, to current, resigned and/or retired independent trustees. As of June 30, 2010, the total deferred trustee compensation liability for current independent trustees was $136,467.

5. EXPENSE REDUCTIONS

To help limit fund expenses, PLFA, has contractually agreed to reimburse each portfolio (other than the Pacific Dynamix and PD Underlying Portfolios), for its operating expenses (including organizational expenses, but not including advisory fees; service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired funds’ (including Master Funds’) fees and expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each portfolio’s business;

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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

and expenses of any counsel or other persons or services retained by the independent trustees) that exceed an annual rate of 0.10% of a portfolio’s average daily net assets for all portfolios through April 30, 2011. In the case of the Pacific Dynamix and PD Underlying Portfolios, PLFA has contractually agreed to reimburse each portfolio through April 30, 2011 to the extent the total net operating expenses (including advisory fees, service fees and organizational expenses, but not including extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of each portfolio’s business of a Pacific Dynamix or PD Underlying Portfolio) exceeds the annualized expense ratios as follows: 0.59% for the Pacific Dynamix Portfolios (which includes the proportionate share of fees and expenses of the PD Underlying Portfolios); 0.17% for the PD Aggregate Bond Index, PD Large-Cap Growth Index, and PD Large-Cap Value Index Portfolios; 0.34% for the PD High Yield Bond Market Portfolio; 0.21% for the PD Small-Cap Growth and PD Small-Cap Value Index Portfolios; 0.30% for the PD International Large-Cap Portfolio; and 0.97% for the PD Emerging Markets Portfolio. Effective June 14, 2010, PLFA has agreed, temporarily, to reimburse expenses or waive a portion of its fees, with respect to the Cash Management Portfolio, to the extent necessary to prevent earnings from falling below the level of the portfolios expenses. There is no guarantee that PLFA will continue to cap expenses after April 30, 2011.

Any reimbursement, except for the reimbursement of $27,975 to the Cash Management Portfolio, is subject to recoupment by PLFA, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable portfolio, but not above the expense cap. For the period ended June 30, 2010, PLFA reimbursed to and/or recouped from the following portfolios under the expense limitation agreement:

	Investment	Investment
	Adviser Expense	Adviser Expense
Portfolio	Reimbursements	Recoupment
Cash Management	$27,975	$-
Multi-Strategy	-	19,125
Pacific Dynamix – Conservative Growth	18,129	-
Pacific Dynamix – Moderate Growth	28,785	-
Pacific Dynamix – Growth	28,434	-
PD Aggregate Bond Index	62,172	-
PD High Yield Bond Market	33,739	-
PD Large-Cap Growth Index	19,311	-
PD Large-Cap Value Index	22,331	-
PD Small-Cap Growth Index	26,909	-
PD Small-Cap Value Index	29,402	-
PD International Large-Cap	46,548	-
PD Emerging Markets	829	-

The cumulative expense reimbursement amounts, if any, as of June 30, 2010 that are subject to repayment from the portfolios are as follows:

	Expiration
Portfolio	2012	2013
Pacific Dynamix – Conservative Growth	$36,327	$18,129
Pacific Dynamix – Moderate Growth	42,084	28,785
Pacific Dynamix – Growth	42,677	28,434
PD Aggregate Bond Index	32,594	62,172
PD High Yield Bond Market	36,830	33,739
PD Large-Cap Growth Index	33,861	19,311
PD Large-Cap Value Index	33,209	22,331
PD Small-Cap Growth Index	28,127	26,909
PD Small-Cap Value Index	32,402	29,402
PD International Large-Cap	36,554	46,548
PD Emerging Markets	635	829

The Fund had also entered into an arrangement with its custodian whereby credits were realized as a result of uninvested cash balances.

The adviser expense reimbursement, recoupment of adviser’s reimbursement, and custodian credits, if any, are presented in the Statements of Operations.

6. RECAPTURED COMMISSIONS

Prior to January 31, 2010, the Fund could enter into directed brokerage agreements that would generate credits, cash or other compensation (“recaptured commissions”). The recaptured commissions program was discontinued after January 31, 2010. Recaptured commissions are recorded as realized gains and are reflected on the Statements of Operations. For the period ended June 30, 2010, total recaptured commissions received by each portfolio through directed brokerage transactions were as follows:

Dividend Growth	$131
Equity	157
Focused 30	2,330
Growth LT	23,881
Large-Cap Growth	3,161
Long/Short Large-Cap	5,387
Mid-Cap Equity	53,756
Small-Cap Equity	65,581
Small-Cap Growth	95,864
Small-Cap Value	20,511
Health Sciences	6,340
International Small-Cap	4,305
International Value	3,572

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

7. TRANSACTIONS WITH AFFILIATES

The Fund has incurred $128,700,692 of investment advisory fees (after advisory fee waivers of $5,439,852, Note 3), $49,098,060 of service fees to the Distributor, and $1,747,818 of expenses for support services provided by Pacific Life and PLFA (at approximate cost, Note 3) for the period ended June 30, 2010. As of June 30, 2010, $20,763,169, $1,844,584, and $624,962, respectively, remained payable.

Payments by PLFA to certain portfolios of the Fund were made during the period ended June 30, 2010, as shown in the Statements of Operations, to compensate for the valuation of a portfolio holding, the Mellon GSL DBT II Collateral Fund, relating to the operation of the Fund’s securities lending program during 2008.

As of June 30, 2010, the American Funds Growth and American Funds Growth-Income Portfolios owned more than 5% of the outstanding voting shares of the Growth and Growth-Income Master Funds, respectively (see Note 1) and each of the Pacific Dynamix Portfolios owned shares in each of the affiliated applicable PD Underlying Portfolios. A summary of transactions for the period ended June 30, 2010 were as follows:

			Distributions		Net	Change in	June 30, 2010
	Value	Purchase	Received and	Sales	Realized	Unrealized		Share
Portfolio/Master Fund	12/31/09	Cost (1)	Reinvested (2)	Proceeds	Loss (3)	Depreciation	Value	Balance
American Funds Growth
American Funds Insurance Series® Growth Fund – Class 1	$928,276,204	$14,963,744	$1,974,857	$72,036,151	($33,198,190)	($15,190,137)	$824,790,327	18,800,782

			Distributions		Net	Change in	June 30, 2010
	Value	Purchase	Received and	Sales	Realized	Unrealized		Share
Portfolio/Master Fund	12/31/09	Cost (1)	Reinvested (2)	Proceeds	Loss (3)	Depreciation	Value	Balance
American Funds Growth–Income
American Funds Insurance Series® Growth–Income Fund – Class 1	$1,496,990,165	$14,222,343	$3,995,778	$228,176,481	($33,146,855)	($79,074,170)	$1,174,810,780	41,250,379

						Change in
			Distributions		Net	Unrealized	June 30, 2010
	Value	Purchase	Received and	Sales	Realized	Appreciation		Share
Portfolio/PD Underlying Portfolio	12/31/09	Cost (1)	Reinvested (2)	Proceeds	Gain (3)	(Depreciation)	Value	Balance
Pacific Dynamix – Conservative Growth
PD Aggregate Bond Index	$22,396,700	$15,726,272	$404,798	$5,022,198	$255,513	$781,811	$34,542,896	3,252,024
PD High Yield Bond Market	2,132,995	1,180,545	141,194	204,501	26,872	(90,771)	3,186,334	285,819
PD Large-Cap Growth Index	4,716,271	2,940,646	156	449,902	98,585	(629,937)	6,675,819	568,374
PD Large-Cap Value Index	5,938,752	3,681,988	297	572,601	129,788	(615,064)	8,563,160	717,718
PD Small-Cap Growth Index	902,058	458,478	1	81,800	19,412	(53,122)	1,245,027	101,114
PD Small-Cap Value Index	1,341,925	728,305	75	175,449	43,555	(86,074)	1,852,337	149,675
PD International Large-Cap	4,217,229	3,246,674	127	409,001	85,636	(853,380)	6,287,285	560,373

Total	$41,645,930	$27,962,908	$546,648	$6,915,452	$659,361	($1,546,537)	$62,352,858

						Change in
			Distributions		Net	Unrealized	June 30, 2010
	Value	Purchase	Received and	Sales	Realized	Appreciation		Share
Portfolio/PD Underlying Portfolio	12/31/09	Cost (1)	Reinvested (2)	Proceeds	Gain (3)	(Depreciation)	Value	Balance
Pacific Dynamix – Moderate Growth
PD Aggregate Bond Index	$24,558,706	$15,359,798	$452,940	$3,272,816	$192,833	$1,014,882	$38,306,343	3,606,332
PD High Yield Bond Market	2,853,836	1,477,339	192,237	131,060	16,597	(108,357)	4,300,592	385,770
PD Large-Cap Growth Index	12,133,865	6,845,909	407	139,963	27,723	(1,513,693)	17,354,248	1,477,527
PD Large-Cap Value Index	14,158,365	7,871,514	718	164,662	33,535	(1,359,906)	20,539,564	1,721,516
PD Small-Cap Growth Index	2,268,118	1,005,831	2	24,700	5,328	(121,788)	3,132,791	254,428
PD Small-Cap Value Index	3,000,266	1,310,052	170	32,933	7,509	(148,563)	4,136,501	334,244
PD International Large-Cap	9,155,129	6,536,660	282	107,031	17,765	(1,810,586)	13,792,219	1,229,272
PD Emerging Markets	2,147,487	1,270,065	-	24,699	6,281	(185,008)	3,214,126	241,523

Total	$70,275,772	$41,677,168	$646,756	$3,897,864	$307,571	($4,233,019)	$104,776,384

						Change in
			Distributions		Net	Unrealized	June 30, 2010
	Value	Purchase	Received and	Sales	Realized	Appreciation		Share
Portfolio/PD Underlying Portfolio	12/31/09	Cost (1)	Reinvested (2)	Proceeds	Gain (3)	(Depreciation)	Value	Balance
Pacific Dynamix – Growth
PD Aggregate Bond Index	$10,177,500	$7,090,977	$162,252	$4,200,740	$241,579	$265,544	$13,737,112	1,293,274
PD Large-Cap Growth Index	11,368,979	7,319,303	351	2,370,312	460,840	(1,838,211)	14,940,950	1,272,061
PD Large-Cap Value Index	12,823,354	8,339,518	603	2,708,928	525,363	(1,740,267)	17,239,643	1,444,934
PD Small-Cap Growth Index	3,384,948	1,807,633	3	677,232	156,695	(325,699)	4,346,348	352,986
PD Small-Cap Value Index	3,915,976	2,150,162	209	790,104	197,697	(375,335)	5,098,605	411,985
PD International Large-Cap	9,513,585	8,108,877	278	2,031,696	229,005	(2,177,813)	13,642,236	1,215,904
PD Emerging Markets	2,172,563	1,502,551	-	451,488	98,007	(308,655)	3,012,978	226,408

Total	$53,356,905	$36,319,021	$163,696	$13,230,500	$1,909,186	($6,500,436)	$72,017,872

(1) Purchased cost excludes distributions received and reinvested.
(2) Distributions received include distributions from net investment income, if any.
(3) Net realized gain includes distributions from capital gains, if any.

The Distributor paid to AFD, the principal underwriter of the American Funds Insurance Series (See Note 1), a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of purchase payments up to $1.5 billion, 0.14% on next $1.5 billion, and 0.10% on excess over $3 billion made under variable insurance and annuity products issued or administered by Pacific Life and PL&A through

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

investments by the Feeder Portfolios in the Master Funds. For the period ended June 30, 2010, the Distributor incurred $125,406 of marketing expense allowance to AFD, of which $63,052 remained payable as of June 30, 2010.

Certain officers and directors of Pacific Life and PLFA are also officers and trustees of the Fund.

8. SECURITIES LENDING

During the period ended June 30, 2010, certain portfolios loaned securities to certain brokers, dealers and other financial institutions in order to earn additional income. The borrowers paid the portfolio’s negotiated lenders’ fees and the portfolios received cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities were at all times required to post cash collateral to the portfolios in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls were adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, a portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Fund wound down and then terminated the securities lending program during the period ended June 30, 2010. (Note: The Long/Short Large-Cap Portfolio still engages in securities lending to help achieve its stated investment objective. The Fund, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank Trust Company, dated April 17, 2009, to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short.)

Each portfolio of the Fund that participated in the Fund’s securities lending program was subject to all of the risks associated with securities lending and all of the investment risks associated with the holding and investment of collateral, including, but not limited to, principal loss and interest rate, credit, and liquidity risks. During the operation of the lending program, each portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continued to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but did not have the proxy voting rights with respect to loaned securities. Each portfolio manager has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Fund’s policy that the portfolio managers vote on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Fund or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Reinvestment of cash collateral received for securities lending transactions in the State Street Navigator Securities Lending Trust – PSF Portfolio (“PSF Navigator Fund”), a series of the State Street Navigator Securities Lending Trust, Pacific Select Liquidating Trust (“PSF Liquidating Trust”) and the Pacific Select Sigma Liquidating Trust (“Sigma Liquidating Trust”) were presented in the portfolio’s Schedule of Investments. As the assets in the PSF Liquidating Trust and the Sigma Liquidating Trust matured or were liquidated, the proceeds were invested in the PSF Navigator Fund. The related amount payable on return of the securities on loan, where cash collateral is received, was reflected as a liability in the Statements of Assets and Liabilities. Income generated from securities lending is presented in the Statements of Operations. When the fair value of the Fund’s units in the reinvestment of cash collateral was less than the cash collateral received, resulting in net unrealized depreciation, the Fund had a net liability payable to the securities lending agent. The net unrealized appreciation or depreciation for each applicable portfolio resulting from those fair valuations is included with the change in net unrealized appreciation or depreciation on investment securities and forwards in the Statements of Operations.

9. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Fund. In addition, the Fund entered into an agreement with each of the trustees which provides that the Fund will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Fund, to the fullest extent permitted by the Fund’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. COMMITTED LINE OF CREDIT

The Fund has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds rate or the Overnight LIBOR rate, plus 1.25%. As of June 30, 2010, the actual interest rate on borrowing by the Fund was 1.56%. The Fund pays the Bank a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount up to a maximum of $112,500 annually. The committed line of credit will expire on September 3, 2010, unless renewed. The commitment fees and interest incurred by the Fund are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio. The weighted average interest rate and the average dollar amount of

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

borrowings on those days that the portfolio had a loan outstanding during the period ended June 30, 2010 for each applicable portfolio were as follows:

	Weighted	Average
	Average	Dollar Amount
Portfolio	Interest Rate	of Borrowing
Diversified Bond	1.48%	$797,539
Inflation Managed	1.51%	2,534,350
Managed Bond	1.47%	816,756
Equity	1.42%	70,337
Equity Index	1.44%	1,321,868
Focused 30	1.53%	812,988
Large-Cap Growth	1.42%	1,952,460
Long/Short Large Cap	1.43%	273,175
Mid-Cap Equity	1.47%	3,147,749
Mid-Cap Growth	1.55%	1,554,782
Mid-Cap Value	1.54%	356,576
Small-Cap Index	1.52%	3,022,090
Health Sciences	1.44%	555,843
Technology	1.43%	239,688
Emerging Markets	1.42%	3,707,060
International Large-Cap	1.42%	1,082,506
International Small-Cap	1.49%	678,808
PD Large-Cap Growth Index	1.46%	30,497
PD Large-Cap Value Index	1.45%	55,774
PD Small-Cap Growth Index	1.47%	1,634
PD Small-Cap Value Index	1.49%	39,883
PD International Large-Cap	1.55%	144,867
PD Emerging Markets	1.55%	216,355

11. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 2G), if any, are marked to market daily and valued according to the Fund’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable portfolio’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period and change in net unrealized appreciation or depreciation on unfunded loan commitments for the reporting period are reflected on the Statements of Assets and Liabilities and the Statements of Operations, respectively. As of June 30, 2010, no unfunded loan commitments were held by any portfolio.

12. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities (excluding short-term investments, and the Cash Management Portfolio since it trades exclusively in short-term debt securities) for the period ended June 30, 2010, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Diversified Bond	$7,202,613,925	$6,946,012,576
Inflation Managed	15,405,719,580	14,470,231,356
Managed Bond	13,130,013,330	10,307,733,039
Short Duration Bond	827,324,965	604,053,009
Long/Short Large-Cap	802,851	2,735,000
Multi-Strategy	199,467,562	206,761,486
PD Aggregate Bond Index	106,718,720	82,583,331

	Other Securities
Portfolio	Purchases	Sales
Diversified Bond	$642,226,354	$213,897,208
Floating Rate Loan	697,607,577	632,873,412
High Yield Bond	640,967,421	735,645,752
Inflation Managed	799,225,177	808,115,306
Managed Bond	274,730,203	153,719,278
Short Duration Bond	305,574,457	268,081,385
American Funds Growth	16,938,601	72,036,151
American Funds Growth-Income	18,218,122	228,176,481
Comstock	177,053,760	264,303,170
Dividend Growth	925,106,638	424,545,297
Equity	16,646,706	31,617,120
Equity Index	95,354,106	1,499,081,228
Focused 30	27,248,815	51,386,314
Growth LT	332,443,318	475,234,346
Large-Cap Growth	576,683,754	625,895,346
Large-Cap Value	320,277,972	650,638,993
Long/Short Large-Cap	1,712,546,125	1,722,722,074
Main Street Core	324,549,247	501,459,646
Mid-Cap Equity	658,932,777	881,627,059
Mid-Cap Growth	193,167,261	418,172,536
Mid-Cap Value	554,636,751	655,510,811
Small-Cap Equity	1,341,277,295	1,088,438,115
Small-Cap Growth	164,058,788	235,327,131
Small-Cap Index	56,588,552	100,564,777
Small-Cap Value	47,661,713	225,771,367
Health Sciences	22,452,881	24,039,694
Real Estate	44,472,810	156,658,034
Technology	68,300,701	78,719,082
Emerging Markets	300,997,011	501,519,597
International Large-Cap	328,279,192	543,584,485
International Small-Cap	433,012,029	487,009,019
International Value	491,161,709	833,772,252
American Funds Asset Allocation	50,624,512	9,793,224
Multi-Strategy	46,289,440	46,338,624
Pacific Dynamix – Conservative Growth	28,509,556	6,915,452
Pacific Dynamix – Moderate Growth	42,323,924	3,897,864
Pacific Dynamix – Growth	36,482,717	13,230,500
PD Aggregate Bond Index	9,489,600	2,697,031
PD High Yield Bond Market	9,850,192	6,000,160
PD Large-Cap Growth Index	30,727,206	17,969,521
PD Large-Cap Value Index	36,352,639	21,405,007
PD Small-Cap Growth Index	8,744,770	6,682,755
PD Small-Cap Value Index	9,832,413	6,949,773
PD International Large-Cap	16,278,481	598,063
PD Emerging Markets	3,776,280	1,433,514

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

13. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS

The tax character of distributions paid during the period ended June 30, 2010, were as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions
Cash Management	$51,029	$-	$51,029
Diversified Bond	46,097,396	-	46,097,396
Floating Rate Loan	27,655,176	-	27,655,176
High Yield Bond	50,143,182	-	50,143,182
Inflation Managed	66,503,832	-	66,503,832
Managed Bond	156,347,426	-	156,347,426
Short Duration Bond	16,398,016	-	16,398,016
American Funds Growth	25,841	-	25,841
American Funds Growth-Income	74	-	74
Comstock	753,929	-	753,929
Dividend Growth	132,478	-	132,478
Equity	106,238	-	106,238
Equity Index	1,057,938	-	1,057,938
Growth LT	8,233,327	-	8,233,327
Large-Cap Value	488,615	-	488,615
Long/Short Large-Cap	815,057	-	815,057
Main Street Core	361,091	-	361,091
Mid-Cap Equity	647,555	-	647,555
Mid-Cap Growth	100,720	-	100,720
Mid-Cap Value	2,828	-	2,828
Small-Cap Equity	721,728	-	721,728
Small-Cap Index	389,708	-	389,708
Small-Cap Value	541,362	-	541,362
Emerging Markets	10,213,480	-	10,213,480
International Large-Cap	3,770,030	-	3,770,030
International Small-Cap	15,932,550	-	15,932,550
International Value	21,309,618	-	21,309,618
Multi-Strategy	5,095,753	-	5,095,753
PD Aggregate Bond Index	1,152,942	-	1,152,942
PD High Yield Bond Market	1,407,309	-	1,407,309
PD Large-Cap Growth Index	936	-	936
PD Large-Cap Value Index	1,618	-	1,618
PD Small-Cap Growth Index	10	-	10
PD Small-Cap Value Index	654	-	654
PD International Large-Cap	722	-	722

The tax character of distributions paid during the year ended December 31, 2009, were as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions
Cash Management	$3,426,909	$-	$3,426,909
Diversified Bond	69,016,601	-	69,016,601
Floating Rate Loan	39,668,268	-	39,668,268
High Yield Bond	77,391,294	-	77,391,294
Inflation Managed	233,568,262	90,093,852	323,662,114
Managed Bond	478,705,498	128,883,731	607,589,229
Short Duration Bond	41,996,913	-	41,996,913
American Funds Growth	22,163,099	176,208,234	198,371,333
American Funds Growth-Income	26,991,663	122,383,220	149,374,883
Comstock	25,493,984	-	25,493,984
Dividend Growth	7,270,107	-	7,270,107
Equity	1,218,955	-	1,218,955
Equity Index	56,950,952	-	56,950,952
Growth LT	14,793,409	-	14,793,409
Large-Cap Growth	659,344	-	659,344
Large-Cap Value	58,765,885	-	58,765,885
Long/Short Large-Cap	9,833,662	-	9,833,662
Main Street Core	17,979,110	-	17,979,110
Mid-Cap Equity	19,164,424	-	19,164,424
Mid-Cap Growth	4,782,517	-	4,782,517
Mid-Cap Value	85,066,262	-	85,066,262
Small-Cap Equity	4,511,027	-	4,511,027
Small-Cap Index	4,785,436	27,468,715	32,254,151
Small-Cap Value	14,568,133	-	14,568,133
Health Sciences	96,156	-	96,156
Real Estate	10,134,936	4,596,624	14,731,560
Emerging Markets	12,465,327	220,368,925	232,834,252
International Large-Cap	35,546,706	-	35,546,706
International Small-Cap	10,806,953	-	10,806,953
International Value	41,772,856	-	41,772,856
American Funds Asset Allocation	2,313,064	-	2,313,064
Multi-Strategy	10,738,680	-	10,738,680
Pacific Dynamix – Conservative Growth	851,190	-	851,190
Pacific Dynamix – Moderate Growth	1,111,312	-	1,111,312
Pacific Dynamix – Growth	1,439,088	-	1,439,088
PD Aggregate Bond Index	1,086,143	-	1,086,143
PD High Yield Bond Market	1,551,477	-	1,551,477
PD Large-Cap Growth Index	375,581	-	375,581
PD Large-Cap Value Index	589,486	-	589,486
PD Small-Cap Growth Index	183,132	-	183,132
PD Small-Cap Value Index	256,216	-	256,216
PD International Large-Cap	284,889	-	284,889
PD Emerging Markets	161,579	-	161,579

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows (only applicable to portfolios elected to be treated as a regulated investment company (“RIC”) for Federal income tax purposes (See Note 14):

	Accumulated
	Capital	Undistributed	Undistributed	Unrealized
	and	Ordinary	Long-term	Appreciation
Portfolio	Other Losses	Income	Capital Gains	(Depreciation)
Cash Management	($11,117)	$51,029	$-	$-
Diversified Bond	(111,577,101)	8,560,806	-	(16,783,585)
Floating Rate Loan	(153,613,057)	8,331,197	-	(73,570,891)
High Yield Bond	(199,647,484)	6,327,114	-	74,170,520
Inflation Managed	(73,197,348)	35,179,814	-	(83,570,608)
Managed Bond	(58,036,676)	61,088,419	-	65,776,509
Short Duration Bond	(124,279,596)	2,561,715	-	1,270,939
Emerging Markets	(195,284,321)	10,213,480	-	404,021,962
International Large-Cap	(224,571,551)	3,770,030	-	31,835,270
International Small-Cap	(367,572,015)	15,932,550	-	89,277,661
International Value	(1,137,450,183)	21,309,618	-	(162,175,902)

The components of the accumulated capital and other losses as of December 31, 2009, are summarized in Note 14.

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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

14. FEDERAL INCOME TAX INFORMATION

The Fund currently intends that each portfolio (i) will qualify each year as a RIC under Subchapter M of the Internal Revenue Code (the “Code”), or (ii) will be treated as a partnership for Federal income tax purposes only. A portfolio that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Insurance companies whose separate accounts invest in a portfolio taxed as a RIC would take into account for Federal income tax purposes amounts (and in some cases the character of amounts) distributed by such portfolio. A portfolio that is treated as a partnership for tax purposes only is not subject to income tax; and any income, gains, losses, deductions, and credits of the portfolio would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably when a portfolio is treated as a partnership. However, the variable annuity contract owner or variable life insurance policy holder would not be affected by a portfolio electing to be taxed as a partnership versus a RIC. All portfolios except for the Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, Emerging Markets, International Large-Cap, International Small-Cap and International Value Portfolios, elected to be taxed as a partnership (instead of a RIC).

Each of the portfolios electing to be taxed as a RIC declared and paid sufficient dividends on net investment income and capital gains distributions during 2009 to qualify as a RIC, and are not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (See Note 2C). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each portfolio.

Net capital loss carryovers and post-October capital losses, if any, as of December 31, 2009 are available to offset future realized capital gains and thereby reduce future capital gain distributions for RIC portfolios. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. Net capital loss carryovers, post-October capital losses, and post-October foreign currency losses, if any, will expire for those portfolios which elected to be taxed as a partnership. The net capital loss carryovers, and the post-October capital and foreign currency losses deferred as of December 31, 2009, are presented in the following table:

	Net Capital							Post-October	Accumulated
	Loss	Net Capital Loss Carryover Expiring in						Capital Loss	Capital and
Portfolio	Carryover	2012 and Prior	2013	2014	2015	2016	2017	Deferral	Other Losses
Cash Management	($11,117)	$-	$-	($170)	($1,501)	($635)	($8,811)	$-	($11,117)
Diversified Bond	(111,577,101)	-	-	-	(21,070,010)	(83,711,897)	(6,795,194)	-	(111,577,101)
Floating Rate Loan	(153,520,431)	-	-	-	(2,052,031)	(33,649,381)	(117,819,019)	(92,626)	(153,613,057)
High Yield Bond (1)	(193,682,228)	(79,107,851)	-	-	-	(46,856,393)	(67,717,984)	(5,965,256)	(199,647,484)
Inflation Managed	(37,534,378)	-	-	-	-	-	(37,534,378)	(35,662,970)	(73,197,348)
Managed Bond	(58,036,676)	-	-	-	-	-	(58,036,676)	-	(58,036,676)
Short Duration Bond	(114,379,270)	(4,618,657)	(14,086,485)	(11,664,072)	-	-	(84,010,056)	(9,900,326)	(124,279,596)
Emerging Markets	(192,418,476)	-	-	-	-	-	(192,418,476)	(2,865,845)	(195,284,321)
International Large-Cap	(218,712,782)	-	-	-	-	(71,247,531)	(147,465,251)	(5,858,769)	(224,571,551)
International Small-Cap	(366,322,981)	-	-	(10,300,983)	-	(134,033,126)	(221,988,872)	(1,249,034)	(367,572,015)
International Value	(1,126,491,684)	-	-	-	-	(177,748,089)	(948,743,595)	(10,958,499)	(1,137,450,183)

(1)	The net capital loss carryover for 2012 and prior includes $64,602,916 and $14,504,935 net capital loss carryover expiring in 2010 and 2011, respectively.

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and deprecation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2010, were as follows:

				Net	Net
		Gross	Gross	Unrealized	Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
Cash Management	$1,011,598,169	$-	$-	$-	$-	$-
Diversified Bond	3,418,254,209	127,333,792	(68,386,736)	58,947,056	(10,076,999)	48,870,057
Floating Rate Loan	1,040,703,141	11,452,032	(26,644,465)	(15,192,433)	(206,730)	(15,399,163)
High Yield Bond	1,030,101,362	48,551,445	(15,062,053)	33,489,392	(695)	33,488,697
Inflation Managed	7,618,156,208	89,685,615	(79,625,723)	10,059,892	15,564,534	25,624,426
Managed Bond	7,579,092,788	236,854,721	(162,203,181)	74,651,540	47,705,013	122,356,553
Short Duration Bond	1,626,244,441	27,696,134	(15,955,810)	11,740,324	48,198	11,788,522
American Funds Growth	1,062,965,286	38,321,805	(276,496,764)	(238,174,959)	-	(238,174,959)
American Funds Growth-Income	1,615,482,156	16,668,331	(457,339,707)	(440,671,376)	-	(440,671,376)
Comstock	1,837,216,371	153,049,639	(157,085,031)	(4,035,392)	-	(4,035,392)
Dividend Growth	1,023,466,376	5,700,722	(130,325,023)	(124,624,301)	89	(124,624,212)
Equity	122,266,291	11,917,526	(11,942,120)	(24,594)	-	(24,594)
Equity Index	2,207,018,506	199,179,338	(154,804,351)	44,374,987	(414,290)	43,960,697
Focused 30	144,725,148	13,229,207	(18,588,232)	(5,359,025)	3,883	(5,355,142)
Growth LT	1,301,913,725	166,112,605	(77,164,975)	88,947,630	47,448	88,995,078
Large-Cap Growth	1,098,636,882	109,355,644	(52,163,836)	57,191,808	-	57,191,808
Large-Cap Value	2,782,475,988	154,050,984	(266,057,138)	(112,006,154)	13,653	(111,992,501)
Long/Short Large-Cap	1,731,606,756	54,617,629	(125,860,210)	(71,242,581)	26,710,494	(44,532,087)
Main Street Core	1,040,112,255	111,549,199	(75,556,950)	35,992,249	119	35,992,368
Mid-Cap Equity	1,572,994,066	181,875,178	(69,267,134)	112,608,044	-	112,608,044

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

				Net	Net
		Gross	Gross	Unrealized	Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
Mid-Cap Growth	$982,993,644	$132,433,298	($95,219,651)	$37,213,647	($5,598)	$37,208,049
Mid-Cap Value	952,293,805	66,005,921	(54,272,843)	11,733,078	-	11,733,078
Small-Cap Equity	1,026,166,597	7,150,333	(165,366,360)	(158,216,027)	(87,178)	(158,303,205)
Small-Cap Growth	477,655,089	79,815,585	(27,165,289)	52,650,296	-	52,650,296
Small-Cap Index	515,025,079	31,377,989	(128,879,947)	(97,501,958)	(409,702)	(97,911,660)
Small-Cap Value	464,055,802	72,553,171	(27,188,543)	45,364,628	-	45,364,628
Health Sciences	76,633,606	15,339,807	(3,592,444)	11,747,363	-	11,747,363
Real Estate	514,069,375	65,489,661	(45,185,679)	20,303,982	(66)	20,303,916
Technology	65,231,371	7,065,823	(2,670,428)	4,395,395	165	4,395,560
Emerging Markets	1,172,644,557	325,841,836	(46,368,972)	279,472,864	(349,220)	279,123,644
International Large-Cap	2,341,810,844	148,792,972	(383,250,937)	(234,457,965)	(70,808)	(234,528,773)
International Small-Cap	770,405,666	75,547,744	(76,944,481)	(1,396,737)	(39,385)	(1,436,122)
International Value	1,777,590,221	71,150,642	(433,511,431)	(362,360,789)	4,077,359	(358,283,430)
American Funds Asset Allocation	167,937,202	1,522,158	-	1,522,158	-	1,522,158
Multi-Strategy	215,360,907	10,869,335	(23,305,817)	(12,436,482)	195,498	(12,240,984)
Pacific Dynamix – Conservative Growth	61,796,143	986,444	(429,729)	556,715	-	556,715
Pacific Dynamix – Moderate Growth	103,839,705	1,789,036	(852,357)	936,679	-	936,679
Pacific Dynamix – Growth	73,274,505	553,971	(1,810,604)	(1,256,633)	-	(1,256,633)
PD Aggregate Bond Index	97,029,522	3,363,266	(74,032)	3,289,234	-	3,289,234
PD High Yield Bond Market	29,967,710	1,971,220	(268,933)	1,702,287	-	1,702,287
PD Large-Cap Growth Index	40,133,111	1,728,741	(1,987,150)	(258,409)	(73,285)	(331,694)
PD Large-Cap Value Index	47,211,888	1,123,825	(2,039,090)	(915,265)	(84,481)	(999,746)
PD Small-Cap Growth Index	13,055,630	1,429,659	(633,760)	795,899	(5,595)	790,304
PD Small-Cap Value Index	15,540,091	1,070,739	(714,634)	356,105	(8,179)	347,926
PD International Large-Cap	37,731,151	1,365,664	(3,447,983)	(2,082,319)	(1,514)	(2,083,833)
PD Emerging Markets	15,873,997	3,460,496	(537,264)	2,923,232	(1,308)	2,921,924

(1)	Other includes net appreciation or depreciation on derivatives, unfunded loan commitments, securities sold short and assets and liabilities in foreign currencies, if any.

As of and during the period ended June 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. During the period ended June 30, 2010, none of the portfolios incurred any interest or penalties.

The Fund’s tax returns remain subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Massachusetts) for the tax years ended December 31, 2007 through December 31, 2009 for Federal purposes and December 31, 2006 through December 31, 2009 for State purposes.

15. FAIR VALUE MEASUREMENTS AND DISCLOSURES

U.S. GAAP requires the Fund to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 –	Quoted prices in active markets for identical holdings

• Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing each portfolio’s holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are valued with the assistance of a statistical research service based on significant observable inputs approved by the Board (as described in Note 2A) are reflected as Level 2. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. In accordance with the requirements of U.S. GAAP, a summary of each portfolio’s holdings as of June 30, 2010 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities in accordance with the guidance under U.S. GAAP:

Equity Securities (Common and Preferred Stock) – Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Treasury Obligations – U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities – Government sponsored enterprise and mortgage-backed securities are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of Government sponsored entities and mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Municipal Bonds – Municipal bonds are fair valued based on pricing models that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes – Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporates option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds – Corporate bonds held by the Fund are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations – Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and by a discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts – Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts – Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models that incorporates various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts – Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Total Return Swaps – Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes – Senior loan notes are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of senior loan notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. GAAP also requires the Fund to disclose the amounts and reasons for significant transfers between Level 1 and Level 2 in the fair value hierarchy (see Note 2H). For the period ended June 30, 2010, none of the portfolios had significant transfers between Level 1 and Level 2.

16. DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE

U.S. GAAP requires the Fund to incorporate enhanced disclosures in its financial statements about its derivative and hedging activities to enable financial statement users to understand how and why the Fund uses derivative investments to manage risks, how derivative investments are accounted for, and how derivative investments affect the Fund’s financial position, results of operations, and cash flows. For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Market Risks Managed By Investing In Derivatives

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) holdings may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets, which potentially expose a portfolio to counterparty risk, consists mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit and counterparty risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Credit Related Contingent Features

Certain portfolios are parties to various agreements, including by not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a portfolio or its counterparty to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a portfolio or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other party. To reduce credit and counterparty risk associated with transactions, a portfolio may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A portfolio’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Futures Contracts

In the normal course of pursuing their investment objectives, certain portfolios are subject to price volatility, interest rate, currency, credit and other risks relating to a portfolio’s investments. Certain portfolios may enter into futures contracts to manage these risks, and may also use futures for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging, or to otherwise help achieve a portfolio’s investment goal. Futures contracts are also subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures present minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

In the normal course of pursuing their investment objectives, certain portfolios are subject to price volatility risk, interest rate risk, and foreign investments and currency risk. Certain portfolios may enter into options contracts to manage these risks, and may also write and/or purchase call and put options on securities, futures, interest rate swaps, credit default swaps, or currencies for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a portfolio’s investment goal. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call or put option, an amount equal to the premium received or paid by the portfolio is included in a portfolio’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

Forward Foreign Currency Contracts

In the normal course of pursuing their investment objectives, certain portfolios are subject to foreign investment and currency risk, the risk that counterparties are unable to meet the terms of the contracts or that the value of the foreign currencies change unfavorably versus the U.S. dollar. Certain portfolios may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a portfolio’s investment goals. Forward contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable translation rates. A portfolio records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to forward contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Swaps

Swaps involve commitments to exchange components of income (generally interest or returns) pegged to specified underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the portfolios are included as part of realized gain or loss in the Statements of Operations.

Interest Rate Swaps

In the normal course of pursuing their investment objectives, certain portfolios may invest in interest rate swaps to manage interest rate risk or for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goals. Because certain portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Credit Default Swaps

In the normal course of pursuing their investment objectives, certain portfolios may invest in credit default swaps to manage credit risk or for purposes of hedging, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goals. A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate and sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may also use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2010 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

Total Return Swaps

In the normal course of pursuing their investment objectives, certain portfolios may invest in total return swaps. A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

The following is a summary of the location of fair value amounts of derivative investments on the Fund’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivative Investments	Liability Derivative Investments
Interest rate contracts	Investments, at value	Outstanding options written, at value
	Receivable: Swap agreements	Payable: Swap agreements
	Receivable: Variation margin	Payable: Variation margin
	Swap contracts, at value	Swap contracts, at value

Foreign exchange contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

Credit contracts	Receivable: Swap agreements	Payable: Swap agreements
	Swap contracts, at value	Swap contracts, at value

Equity contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin

The Fund does not use hedge accounting under U.S. GAAP. Although the Fund’s investments in derivatives may represent economic hedges as part of its investment objectives, they are considered to be non-hedge transactions for purposes of U.S. GAAP accounting. The following is a summary of the Fund’s derivative investments not accounted for as hedging investments under U.S. GAAP, categorized by primary risk exposure as of June 30, 2010:

		Asset Derivative Investments Value
	Total Value at	Equity	Interest Rate	Credit	Foreign Exchange
Portfolio	June 30, 2010	Contracts	Contracts	Contracts	Contracts
Diversified Bond	$7,152,379	$-	$2,590,971	$-	$4,561,408
Inflation Managed	35,965,628	-	15,140,774	1,832,995	18,991,859
Managed Bond	81,225,448	-	45,683,887	21,849,388	13,692,173
Short Duration Bond	1,679,865	-	1,679,865	-	-
Growth LT	622,908	-	-	-	622,908
International Value	4,905,929	194,604	-	-	4,711,325
Multi-Strategy	286,028	-	278,446	7,582	-

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

		Liability Derivative Investments Value
	Total Value at	Equity	Interest Rate	Credit	Foreign Exchange
Portfolio	June 30, 2010	Contracts	Contracts	Contracts	Contracts
Diversified Bond	($18,005,414)	$-	($15,571,401)	$-	($2,434,013)
Inflation Managed	(24,570,244)	-	(14,777,621)	(3,606,386)	(6,186,237)
Managed Bond	(35,297,217)	-	(27,924,410)	(2,108,219)	(5,264,588)
Short Duration Bond	(1,631,667)	-	(1,631,667)	-	-
Equity Index	(414,290)	(414,290)	-	-	-
Growth LT	(576,745)	-	-	-	(576,745)
Long/Short Large-Cap	(239,011)	(239,011)	-	-	-
Small-Cap Equity	(87,178)	(87,178)	-	-	-
Small-Cap Index	(409,702)	(409,702)	-	-	-
International Value	(724,401)	-	-	-	(724,401)
Multi-Strategy	(98,997)	-	(71,533)	(27,464)	-
PD Large-Cap Growth Index	(73,285)	(73,285)	-	-	-
PD Large-Cap Value Index	(84,481)	(84,481)	-	-	-
PD Small-Cap Growth Index	(5,595)	(5,595)	-	-	-
PD Small-Cap Value Index	(8,179)	(8,179)	-	-	-

The following is a summary of the location of realized gains and losses and changes in unrealized appreciation and depreciation of derivative investments on the Fund’s Statements of Operations:

Derivative Investment Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Interest rate contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options

Foreign exchange contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies

Credit contracts	Net realized gain (loss) on futures contracts and swap transactions
Change in net unrealized appreciation (depreciation) on futures contracts and swaps

The following is a summary of the Fund’s realized gain and/or loss and change in unrealized appreciation and/or depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of June 30, 2010:

		Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
		Equity	Interest Rate	Credit	Foreign Exchange
Portfolio	Total	Contracts	Contracts	Contracts	Contracts
Diversified Bond	$282,956	$-	($3,251,581)	$-	$3,534,537
Inflation Managed	12,110,048	-	4,836,085	-	7,273,963
Managed Bond	121,808,201	-	112,315,325	-	9,492,876
Short Duration Bond	3,660,460	-	3,660,460	-	-
Comstock	(120,007)	(120,007)	-	-	-
Equity Index	(136,640)	(136,640)	-	-	-
Growth LT	15,878,993	60,319	-	-	15,818,674
Large-Cap Value	(436,162)	(436,162)	-	-	-
Long/Short Large-Cap	(378,249)	(378,249)	-	-	-
Main Street Core	(276,343)	(276,343)	-	-	-
Mid-Cap Equity	(293,840)	(293,840)	-	-	-
Mid-Cap Growth	(531,762)	(531,762)	-	-	-
Mid-Cap Value	(454,118)	(454,118)	-	-	-
Small-Cap Equity	(628,145)	(628,145)	-	-	-
Small-Cap Growth	(283,512)	(283,512)	-	-	-
Small-Cap Index	551,158	551,158	-	-	-
Small-Cap Value	(3,429,538)	(3,429,538)	-	-	-
Emerging Markets	(1,259,649)	(1,281,958)	-	-	22,309
International Large-Cap	(5,643,086)	(5,552,885)	-	-	(90,201)
International Small-Cap	(495,142)	(767,337)	-	-	272,195
International Value	(13,804,643)	(13,083,333)	-	-	(721,310)
Multi-Strategy	376,807	-	376,807	-	-
PD Large-Cap Growth Index	(60,218)	(60,218)	-	-	-
PD Large-Cap Value Index	(66,887)	(66,887)	-	-	-
PD Small-Cap Growth Index	(25,118)	(25,118)	-	-	-
PD Small-Cap Value Index	(19,910)	(19,910)	-	-	-

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

		Change in Unrealized Appreciation (Depreciation) on Derivative Investments
		Recognized in the Statement of Operations
		Equity	Interest Rate	Credit	Foreign Exchange
Portfolio	Total	Contracts	Contracts	Contracts	Contracts
Diversified Bond	($18,419,416)	$-	($20,546,811)	$-	$2,127,395
Inflation Managed	17,892,682	-	(5,851,854)	10,757,520	12,987,016
Managed Bond	(14,699,604)	-	(27,104,601)	(1,955,992)	14,360,989
Short Duration Bond	(485,737)	-	(485,737)	-	-
Equity Index	(596,955)	(596,955)	-	-	-
Growth LT	(3,551,308)	(50,358)	-	-	(3,500,950)
Long/Short Large-Cap	(401,744)	(401,744)	-	-	-
Small-Cap Equity	(87,178)	(87,178)	-	-	-
Small-Cap Index	(611,225)	(611,225)	-	-	-
International Small-Cap	(53,744)	-	-	-	(53,744)
International Value	3,551,282	(435,642)	-	-	3,986,924
Multi-Strategy	515,879	-	515,547	332	-
PD Large-Cap Growth Index	(73,285)	(73,285)	-	-	-
PD Large-Cap Value Index	(84,481)	(84,481)	-	-	-
PD Small-Cap Growth Index	(5,595)	(5,595)	-	-	-
PD Small-Cap Value Index	(8,179)	(8,179)	-	-	-

For the period ended June 30, 2010, the average* volume of derivative activities are as follows:

	Forward Foreign
	Currency	Forward Foreign	Futures	Futures
	Purchase	Currency Sell	Contracts – Long	Contracts – Short
	Contracts	Contracts	Positions	Positions
	(Unrealized	(Unrealized	(Unrealized	(Unrealized	Purchased
	Appreciation	Appreciation	Appreciation	Appreciation	Options
Portfolio	(Depreciation))	(Depreciation))	(Depreciation))	(Depreciation))	(Cost)
Diversified Bond	($137,007)	$950,458	$346,673	$181,562	$443,680
Inflation Managed	(750,431)	7,415,822	2,287,158	-	-
Managed Bond	(1,088,737)	3,714,087	11,405,386	10,119	-
Short Duration Bond	-	-	(229,947)	526,934	-
Equity Index	-	-	(105,343)	-	-
Growth LT	65,609	1,896,582	-	-	-
Long/Short Large-Cap	-	-	127,527	-	-
Small-Cap Equity	-	-	(29,059)	-	-
Small-Cap Index	-	-	(47,411)	-	-
International Small-Cap	-	17,915	-	-	-
International Value	(241,467)	1,570,442	318,121	-	-
Multi-Strategy	-	-	(96,867)	52,218	-
PD Large-Cap Growth Index	-	-	(24,428)	-	-
PD Large-Cap Value Index	-	-	(28,160)	-	-
PD Small-Cap Growth Index	-	-	(1,865)	-	-
PD Small-Cap Value Index	-	-	(2,726)	-	-

			Credit Default	Credit Default
			Swap	Swap	Interest Rate
	Written	Asset Swap	Agreements –	Agreements –	Swap
	Options	Agreements	Buy Protection	Sell Protection	Agreements**
	(Premiums	(Notional	(Notional	(Notional	(Notional
Portfolio	Received)	Amount)	Amount)	Amount)	Amount)
Diversified Bond	$1,181,584	$-	$-	$-	$105,913,333
Inflation Managed	10,172,353	6,666,667	177,301,600	36,366,667	334,142,374
Managed Bond	19,129,836	-	110,510,053	237,195,532	1,787,870,509
Growth LT	20,106	-	-	-	-
Multi-Strategy	-	-	1,035,000	1,035,000	-
* Based on quarterly holdings
** Notional amounts were translated into U.S. dollars.

17. SHARES OF BENEFICIAL INTEREST

Change in shares of beneficial interest of each portfolio were as follows:

	Cash Management		Diversified Bond		Floating Rate Loan
	2010	2009	2010	2009	2010	2009
Shares sold	30,723,941	52,758,198	94,847,885	17,603,639	12,810,334	24,304,166
Dividend and distribution reinvested	5,060	339,461	4,681,181	7,248,432	3,819,565	5,583,669
Shares repurchased	(45,119,468)	(102,662,440)	(11,401,710)	(22,230,924)	(6,098,298)	(4,967,883)

Net increase (decrease)	(14,390,467)	(49,564,781)	88,127,356	2,621,147	10,531,601	24,919,952
Shares outstanding, beginning of year or period	114,708,926	164,273,707	217,965,703	215,344,556	131,584,397	106,664,445

Shares outstanding, end of year or period	100,318,459	114,708,926	306,093,059	217,965,703	142,115,998	131,584,397

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	High Yield Bond		Inflation Managed		Managed Bond
	2010	2009	2010	2009	2010	2009
Shares sold	11,236,460	56,225,348	24,621,111	16,235,736	120,321,743	23,784,793
Dividend and distribution reinvested	8,360,590	13,371,239	5,785,982	30,990,077	13,695,652	57,530,079
Shares repurchased	(25,489,436)	(21,317,248)	(14,912,927)	(56,300,013)	(24,653,601)	(48,739,307)

Net increase (decrease)	(5,892,386)	48,279,339	15,494,166	(9,074,200)	109,363,794	32,575,565
Shares outstanding, beginning of year or period	188,201,980	139,922,641	391,665,825	400,740,025	451,602,825	419,027,260

Shares outstanding, end of year or period	182,309,594	188,201,980	407,159,991	391,665,825	560,966,619	451,602,825

	Short Duration Bond		American Funds Growth		American Funds Growth-Income
	2010	2009	2010	2009	2010	2009
Shares sold	25,291,033	18,033,783	3,056,600	9,903,595	2,397,260	9,316,626
Dividend and distribution reinvested	1,743,979	4,605,670	3,690	33,775,648	9	20,903,762
Shares repurchased	(8,214,355)	(45,209,976)	(10,668,114)	(86,094,128)	(26,537,280)	(11,776,642)

Net increase (decrease)	18,820,657	(22,570,523)	(7,607,824)	(42,414,885)	(24,140,011)	18,443,746
Shares outstanding, beginning of year or period	155,949,372	178,519,895	130,371,155	172,786,040	177,940,785	159,497,039

Shares outstanding, end of year or period	174,770,029	155,949,372	122,763,331	130,371,155	153,800,774	177,940,785

	Comstock		Dividend Growth		Equity
	2010	2009	2010	2009	2010	2009
Shares sold	2,198,241	40,828,008	62,656,599	2,646,028	163,249	588,542
Dividend and distribution reinvested	102,402	3,348,689	15,891	816,426	7,525	81,797
Shares repurchased	(20,388,167)	(14,149,443)	(4,649,203)	(49,160,652)	(881,232)	(2,150,785)

Net increase (decrease)	(18,087,524)	30,027,254	58,023,287	(45,698,198)	(710,458)	(1,480,446)
Shares outstanding, beginning of year or period	279,113,787	249,086,533	54,379,456	100,077,654	9,743,443	11,223,889

Shares outstanding, end of year or period	261,026,263	279,113,787	112,402,743	54,379,456	9,032,985	9,743,443

	Equity Index		Focused 30		Growth LT
	2010	2009	2010	2009	2010	2009
Shares sold	1,743,850	73,343,328	1,437,293	5,980,931	1,194,433	4,181,832
Dividend and distribution reinvested	44,698	2,313,283	-	-	479,186	1,025,219
Shares repurchased	(57,378,543)	(9,696,328)	(3,767,945)	(37,234,674)	(5,771,177)	(10,026,803)

Net increase (decrease)	(55,589,995)	65,960,283	(2,330,652)	(31,253,743)	(4,097,558)	(4,819,752)
Shares outstanding, beginning of year or period	154,721,169	88,760,886	15,977,561	47,231,304	89,033,347	93,853,099

Shares outstanding, end of year or period	99,131,174	154,721,169	13,646,909	15,977,561	84,935,789	89,033,347

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
	2010	2009	2010	2009	2010	2009
Shares sold	4,773,666	123,509,376	2,498,620	82,597,830	4,194,830	71,378,694
Dividend and distribution reinvested	-	126,245	49,041	5,550,650	101,863	1,173,256
Shares repurchased	(10,838,597)	(13,233,839)	(35,795,695)	(13,783,903)	(6,009,586)	(5,228,483)

Net increase (decrease)	(6,064,931)	110,401,782	(33,248,034)	74,364,577	(1,712,893)	67,323,467
Shares outstanding, beginning of year or period	254,893,091	144,491,309	312,176,477	237,811,900	178,366,893	111,043,426

Shares outstanding, end of year or period	248,828,160	254,893,091	278,928,443	312,176,477	176,654,000	178,366,893

	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
	2010	2009	2010	2009	2010	2009
Shares sold	755,892	2,785,108	1,600,969	8,196,633	3,125,474	46,072,388
Dividend and distribution reinvested	22,152	1,058,759	52,937	1,580,011	12,536	632,132
Shares repurchased	(11,691,500)	(33,120,359)	(17,501,628)	(160,960,229)	(23,130,229)	(15,164,056)

Net increase (decrease)	(10,913,456)	(29,276,492)	(15,847,722)	(151,183,585)	(19,992,219)	31,540,464
Shares outstanding, beginning of year or period	79,236,495	108,512,987	160,055,070	311,238,655	155,946,546	124,406,082

Shares outstanding, end of year or period	68,323,039	79,236,495	144,207,348	160,055,070	135,954,327	155,946,546

	Mid-Cap Value (1)		Small-Cap Equity		Small-Cap Growth
	2010	2009	2010	2009	2010	2009
Shares sold	1,590,913	87,061,717	44,000,198	2,851,755	1,768,575	4,267,392
Dividend and distribution reinvested	233	7,051,549	62,793	376,845	-	-
Shares repurchased	(9,949,816)	(3,487,429)	(25,732,182)	(10,027,791)	(9,404,031)	(26,398,640)

Net increase (decrease)	(8,358,670)	90,625,837	18,330,809	(6,799,191)	(7,635,456)	(22,131,248)
Shares outstanding, beginning of year or period	90,625,837	-	59,502,398	66,301,589	64,378,119	86,509,367

Shares outstanding, end of year or period	82,267,167	90,625,837	77,833,207	59,502,398	56,742,663	64,378,119

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Small-Cap Index		Small-Cap Value		Health Sciences
	2010	2009	2010	2009	2010	2009
Shares sold	2,736,561	4,321,777	2,666,402	18,279,253	1,320,296	2,221,506
Dividend and distribution reinvested	41,565	4,144,321	46,689	1,292,621	-	12,498
Shares repurchased	(7,331,524)	(11,864,299)	(18,736,182)	(7,241,782)	(1,575,639)	(3,759,974)

Net increase (decrease)	(4,553,398)	(3,398,201)	(16,023,091)	12,330,092	(255,343)	(1,525,970)
Shares outstanding, beginning of year or period	50,351,990	53,750,191	61,237,116	48,907,024	9,596,780	11,122,750

Shares outstanding, end of year or period	45,798,592	50,351,990	45,214,025	61,237,116	9,341,437	9,596,780

	Real Estate		Technology		Emerging Markets
	2010	2009	2010	2009	2010	2009
Shares sold	1,541,949	7,287,878	2,402,507	9,038,260	3,109,479	7,132,124
Dividend and distribution reinvested	-	1,467,256	-	-	758,382	22,355,358
Shares repurchased	(11,335,866)	(7,436,808)	(4,090,989)	(5,889,285)	(19,203,045)	(18,237,691)

Net increase (decrease)	(9,793,917)	1,318,326	(1,688,482)	3,148,975	(15,335,184)	11,249,791
Shares outstanding, beginning of year or period	54,023,285	52,704,959	18,041,391	14,892,416	127,390,185	116,140,394

Shares outstanding, end of year or period	44,229,368	54,023,285	16,352,909	18,041,391	112,055,001	127,390,185

	International Large-Cap		International Small-Cap		International Value
	2010	2009	2010	2009	2010	2009
Shares sold	6,789,498	11,665,113	2,087,253	25,248,423	2,965,181	14,349,488
Dividend and distribution reinvested	677,550	5,844,485	2,413,741	1,578,333	2,273,721	3,804,385
Shares repurchased	(42,095,033)	(41,402,650)	(10,015,305)	(9,402,320)	(37,858,224)	(82,187,370)

Net increase (decrease)	(34,627,985)	(23,893,052)	(5,514,311)	17,424,436	(32,619,322)	(64,033,497)
Shares outstanding, beginning of year or period	428,290,509	452,183,561	127,747,439	110,323,003	191,260,616	255,294,113

Shares outstanding, end of year or period	393,662,524	428,290,509	122,233,128	127,747,439	158,641,294	191,260,616

	American Funds				Pacific Dynamix -
	Asset Allocation (2)		Multi-Strategy		Conservative Growth (3)
	2010	2009	2010	2009	2010	2009
Shares sold	3,962,308	12,584,403	149,971	524,356	2,230,478	3,817,313
Dividend and distribution reinvested	-	179,883	492,099	1,159,710	-	75,707
Shares repurchased	(843,817)	(1,862,780)	(1,656,348)	(3,978,664)	(376,264)	(172,120)

Net increase (decrease)	3,118,491	10,901,506	(1,014,278)	(2,294,598)	1,854,214	3,720,900
Shares outstanding, beginning of year or period	10,901,506	-	18,968,991	21,263,589	3,720,900	-

Shares outstanding, end of year or period	14,019,997	10,901,506	17,954,713	18,968,991	5,575,114	3,720,900

	Pacific Dynamix -
	Moderate Growth (3)		Pacific Dynamix - Growth (3)		PD Aggregate Bond Index (3)
	2010	2009	2010	2009	2010	2009
Shares sold	3,284,194	5,924,324	2,854,243	4,739,017	3,650,800	6,700,297
Dividend and distribution reinvested	-	93,879	-	118,098	109,178	106,079
Shares repurchased	(116,359)	(48,245)	(995,601)	(447,320)	(1,181,041)	(186,976)

Net increase	3,167,835	5,969,958	1,858,642	4,409,795	2,578,937	6,619,400
Shares outstanding, beginning of period	5,969,958	-	4,409,795	-	6,619,400	-

Shares outstanding, end of period	9,137,793	5,969,958	6,268,437	4,409,795	9,198,337	6,619,400

	PD High Yield		PD Large-Cap		PD Large-Cap
	Bond Market (3)		Growth Index (3)		Value Index (3)
	2010	2009	2010	2009	2010	2009
Shares sold	226,441	2,347,532	1,339,343	2,387,048	1,547,522	2,701,508
Dividend and distribution reinvested	125,984	139,210	76	29,167	131	46,234
Shares repurchased	(25,959)	(10,376)	(235,299)	(123,055)	(271,247)	(139,978)

Net increase	326,466	2,476,366	1,104,120	2,293,160	1,276,406	2,607,764
Shares outstanding, beginning of period	2,476,366	-	2,293,160	-	2,607,764	-

Shares outstanding, end of period	2,802,832	2,476,366	3,397,280	2,293,160	3,884,170	2,607,764

	PD Small-Cap
	Growth Index (3)		PD Small-Cap Value Index (3)		PD International Large-Cap (3)
	2010	2009	2010	2009	2010	2009
Shares sold	250,963	948,520	318,137	1,059,113	1,459,001	1,986,459
Dividend and distribution reinvested	1	14,311	51	19,970	62	21,756
Shares repurchased	(60,186)	(31,995)	(74,999)	(38,260)	(212,941)	(99,367)

Net increase	190,778	930,836	243,189	1,040,823	1,246,122	1,908,848
Shares outstanding, beginning of period	930,836	-	1,040,823	-	1,908,848	-

Shares outstanding, end of period	1,121,614	930,836	1,284,012	1,040,823	3,154,970	1,908,848

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PD Emerging Markets (3)
	2010	2009
Shares sold	199,687	1,259,928
Dividend and distribution reinvested	-	11,429
Shares repurchased	(35,727)	(18,014)

Net increase	163,960	1,253,343
Shares outstanding, beginning of period	1,253,343	-

Shares outstanding, end of period	1,417,303	1,253,343

(1)	Operations commenced on January 2, 2009.
(2)	Operations commenced on February 2, 2009.
(3)	Operations commenced on May 1, 2009.

18. SUBSEQUENT EVENT

Events or transactions occurring subsequent to June 30, 2010 through the date the financial statements were issued, have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these financial statements.

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES
(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire 6-month period from January 1, 2010 to June 30, 2010. These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy (each a “Variable Contract”), and would be higher if they did.

ACTUAL EXPENSES

The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses, after any applicable fee waivers (Note 3 in Notes to Financial Statements) and other expense reductions (Note 5 in Notes to Financial Statements). The “Ending Account Value at 06/30/10” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/10-06/30/10” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past 6-month period from January 1, 2010 to June 30, 2010.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/10-06/30/10.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any applicable fee waivers and other expense reductions. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction or Variable Contract costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	01/01/10-
Portfolio	01/01/10	06/30/10	Ratio	06/30/10
Cash Management (formerly Money Market)
Actual	$1,000.00	$999.50	0.36%	$1.78
Hypothetical	$1,000.00	$1,023.01	0.36%	$1.81

Diversified Bond
Actual	$1,000.00	$1,054.50	0.63%	$3.21
Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Floating Rate Loan
Actual	$1,000.00	$1,013.10	1.00%	$4.99
Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

High Yield Bond
Actual	$1,000.00	$1,033.70	0.64%	$3.23
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Inflation Managed
Actual	$1,000.00	$1,059.40	0.63%	$3.22
Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Managed Bond
Actual	$1,000.00	$1,062.40	0.63%	$3.22
Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Short Duration Bond
Actual	$1,000.00	$1,025.10	0.64%	$3.21
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

American Funds Growth (2)
Actual	$1,000.00	$943.50	0.63%	$3.04
Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

American Funds Growth-Income (2)
Actual	$1,000.00	$907.90	0.63%	$2.98
Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Comstock
Actual	$1,000.00	$939.60	0.93%	$4.47
Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

Dividend Growth (formerly Diversified Research)
Actual	$1,000.00	$908.20	0.90%	$4.26
Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

Equity
Actual	$1,000.00	$900.50	0.69%	$3.25
Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

Equity Index
Actual	$1,000.00	$932.50	0.28%	$1.34
Hypothetical	$1,000.00	$1,023.41	0.28%	$1.40

Focused 30
Actual	$1,000.00	$905.00	0.99%	$4.68
Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

Growth LT
Actual	$1,000.00	$918.20	0.78%	$3.71
Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

Large-Cap Growth
Actual	$1,000.00	$898.20	0.91%	$4.28
Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

F-1

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	01/01/10-
Portfolio	01/01/10	06/30/10	Ratio	06/30/10

Large-Cap Value
Actual	$1,000.00	$913.40	0.82%	$3.89
Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

Long/Short Large-Cap
Actual	$1,000.00	$922.60	1.56%	$7.44
Hypothetical	$1,000.00	$1,017.06	1.56%	$7.80

Main Street Core
Actual	$1,000.00	$931.20	0.68%	$3.26
Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41

Mid-Cap Equity
Actual	$1,000.00	$978.00	0.88%	$4.32
Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

Mid-Cap Growth
Actual	$1,000.00	$1,013.40	0.97%	$4.84
Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

Mid-Cap Value
Actual	$1,000.00	$977.70	0.93%	$4.56
Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

Small-Cap Equity
Actual	$1,000.00	$927.50	0.99%	$4.73
Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

Small-Cap Growth
Actual	$1,000.00	$989.90	0.83%	$4.10
Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Small-Cap Index
Actual	$1,000.00	$978.80	0.57%	$2.80
Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86

Small-Cap Value
Actual	$1,000.00	$1,012.20	0.99%	$4.94
Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

Health Sciences
Actual	$1,000.00	$1,005.70	1.15%	$5.72
Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Real Estate
Actual	$1,000.00	$1,067.80	1.07%	$5.49
Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

Technology
Actual	$1,000.00	$959.90	1.19%	$5.78
Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Emerging Markets
Actual	$1,000.00	$960.00	1.06%	$5.15
Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

International Large-Cap
Actual	$1,000.00	$884.20	1.00%	$4.67
Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

International Small-Cap
Actual	$1,000.00	$928	1.10%	$5.26
Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

International Value
Actual	$1,000.00	$830.70	0.89%	$4.04
Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

American Funds Asset Allocation (2)
Actual	$1,000.00	$946.60	0.65%	$3.14
Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

Multi-Strategy
Actual	$1,000.00	$975.70	0.74%	$3.63
Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

Pacific Dynamix - Conservative Growth (3)
Actual	$1,000.00	$998.90	0.44%	$2.18
Hypothetical	$1,000.00	$1,022.61	0.44%	$2.21

Pacific Dynamix - Moderate Growth (3)
Actual	$1,000.00	$973.80	0.41%	$2.01
Hypothetical	$1,000.00	$1,022.76	0.41%	$2.06

Pacific Dynamix - Growth (3)
Actual	$1,000.00	$949.20	0.40%	$1.93
Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

PD Aggregate Bond Index
Actual	$1,000.00	$1,051.00	0.17%	$0.86
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

PD High Yield Bond Market (formerly PD High Yield Bond Index)
Actual	$1,000.00	$1,033.00	0.34%	$1.71
Hypothetical	$1,000.00	$1,023.11	0.34%	$1.71

PD Large-Cap Growth Index
Actual	$1,000.00	$921.50	0.17%	$0.81
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

PD Large-Cap Value Index
Actual	$1,000.00	$945.10	0.17%	$0.82
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

PD Small-Cap Growth Index
Actual	$1,000.00	$972.50	0.21%	$1.03
Hypothetical	$1,000.00	$1,023.75	0.21%	$1.05

PD Small-Cap Value Index
Actual	$1,000.00	$978.20	0.21%	$1.03
Hypothetical	$1,000.00	$1,023.75	0.21%	$1.05

PD International Large-Cap
Actual	$1,000.00	$862.60	0.30%	$1.39
Hypothetical	$1,000.00	$1,023.31	0.30%	$1.51

PD Emerging Markets
Actual	$1,000.00	$936.40	0.97%	$4.66
Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

(1)	Expenses paid during the six-month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.
(2)	Expenses paid by the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios presented in the table above do not include expenses of the underlying Master Funds (see Note 1 in Notes to Financial Statements) in which the portfolios invested.
(3)	The annualized expense ratios for all the Pacific Dynamix Portfolios do not include expenses of the PD Underlying Portfolios (see Note 1 in Notes to Financial Statements) in which the Pacific Dynamix Portfolios invest.

F-2

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS
(Unaudited)

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Fund”) oversees the management of each of the separate portfolios of the Fund (each a “Portfolio” and collectively, the “Portfolios”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each portfolio management agreement (the “Portfolio Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers or “Portfolio Managers.” PLFA serves as the investment adviser for all of the Portfolios and manages directly the three Pacific Dynamix Portfolios, and also manages directly the High Yield Bond and the Cash Management Portfolios under the name Pacific Asset Management. For the other Portfolios, with the exception of the American Funds Growth-Income Portfolio, the American Funds Growth Portfolio, and the American Funds Asset Allocation Portfolio (collectively, the “Feeder Portfolios”), PLFA has retained other firms to serve as Portfolio Managers under PLFA’s supervision. The Feeder Portfolios each invest all of their assets in a master fund and therefore PLFA has not retained other portfolio managers to manage assets of these Portfolios. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 15, 2009.* The description below does not relate to the approvals at that meeting, but to certain approvals that have occurred since that meeting during the fiscal period January 1, 2010 through June 30, 2010.

At an in-person meeting on January 12, 2010, the Board, including all of the Independent Trustees, approved new Portfolio Management Agreements effective on May 1, 2010 with respect to the Small-Cap Equity, Floating Rate Loan, Dividend Growth (formerly “Diversified Research”), and Technology Portfolios. Additionally, at an in-person meeting on March 24, 2010, the Board, including all of the Independent Trustees, approved a new Portfolio Management Agreement effective on June 1, 2010, with respect to the Comstock Portfolio.

In evaluating the new Portfolio Management Agreements, the Board, including all of the Independent Trustees, considered the factors described below. The Board also considered, as applicable, the various screening processes that PLFA utilizes in proposing new portfolio managers, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as due diligence conducted by PLFA on the investment resources and personnel of a portfolio manager and an assessment of the investment strategies used by a portfolio manager. In addition, the Board reviewed the specific criteria and information evaluated by PLFA during the selection process of the new Portfolio Managers including, as applicable, information about other firms considered by PLFA and reviewed PLFA’s analysis in reaching its conclusion to recommend the new Portfolio Managers, which were ultimately approved by the Board.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Portfolio Management Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all of the factors considered by the Trustees in approving the new Portfolio Management Agreements, and in the case of the Independent Trustees, in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

Approval of Portfolio Management Agreements

Under the 1940 Act, a change in portfolio manager requires shareholder approval of a new portfolio management agreement; however, pursuant to an exemptive order issued to Pacific Life Insurance Company and the Fund by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by PLFA, in accordance with the terms of the exemptive order, PLFA and the Fund can hire, terminate, and replace, as applicable, portfolio managers and enter into new portfolio management agreements (except, as a general matter, portfolio managers affiliated with PLFA) without shareholder approval.

Small-Cap Equity Portfolio

At an in-person meeting on January 12, 2010, the Board, including all of the Independent Trustees, approved, effective May 1, 2010, the agreement with Franklin Advisory Services, LLC (“Franklin Portfolio Management Agreement”) and the agreement with BlackRock Investment Management, LLC (“BlackRock Portfolio Management Agreement”) each with respect to the Small-Cap Equity Portfolio and both of which were appointed as the new Portfolio Managers. In connection with this matter, also at the January 12, 2010 meeting, the Board terminated the portfolio management agreement for the Portfolio with the prior portfolio manager upon the effectiveness of the Franklin Portfolio Management Agreement and the BlackRock Portfolio Management Agreement. The appointment of Franklin Advisory Services, LLC (“Franklin”) and BlackRock Investment Management, LLC (“BlackRock”) as Portfolio Managers was made in accordance with the SEC exemptive order noted above and did not require shareholder approval.

*	At the December 15th meeting, the Board did not consider the continuance of the Agreements relating to the Pacific Dynamix Portfolios or the Portfolio Management Agreements relating to the Diversified Bond, Large Cap Growth, or Mid Cap Value Portfolios, as those agreements were not up for renewal at that time.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

In evaluating the Franklin Portfolio Management Agreement and the BlackRock Portfolio Management Agreement, the Board, including the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

Franklin and BlackRock. The Trustees considered the benefits to shareholders of employing a dual sub-adviser approach to the management of the Portfolio and the merits of employing a passive small-cap investment approach for a portion of the Portfolio. The Trustees also considered the benefits of retaining Franklin as Portfolio Manager for the actively-managed portion of the Portfolio and BlackRock as Portfolio Manager for the passively-managed portion of the Portfolio, particularly in light of the nature, extent, and quality of the services expected to be provided by Franklin and BlackRock. In this regard, the Trustees considered various materials relating to the proposed Portfolio Managers, including copies of the proposed Franklin Portfolio Management Agreement and BlackRock Portfolio Management Agreement; copies of the Form ADV for Franklin and BlackRock; financial information relating to Franklin and BlackRock; and other information deemed relevant to the Trustees’ evaluation of Franklin and BlackRock, including qualitative assessments from senior management of PLFA.

The Trustees considered that under the Franklin Portfolio Management Agreement and BlackRock Portfolio Management Agreement, Franklin and BlackRock would be responsible for providing the investment management services for their portion of the Portfolio’s assets, including investment research, advice and supervision and determining which securities would be purchased or sold by the Portfolio. The Trustees considered the quality of the management services expected to be provided to the Small-Cap Equity Portfolio over both the short- and long-term, the organizational depth and resources of Franklin and BlackRock, including the background and experience of Franklin’s and BlackRock’s management and the expertise of each portfolio management team, as well as the investment strategies, processes and philosophy to be used for the investment strategy. The Trustees noted that BlackRock currently serves as Portfolio Manager for other Portfolios of the Fund.

In addition, the Trustees considered that the Fund’s Chief Compliance Officer (“CCO”) had reviewed the written compliance policies and procedures of Franklin, including the assessment of its compliance programs as required under Rule 38a-1 of the 1940 Act and its Code of Ethics, prior to the effectiveness of the new Franklin Portfolio Management Agreement. The Trustees also considered that because BlackRock currently serves as the Portfolio Manager for other Portfolios of the Fund, the Fund’s CCO had previously reviewed the written compliance policies and procedures of BlackRock, including the assessment of its compliance programs as required under Rule 38a-1 of the 1940 Act and its Code of Ethics.

Franklin. The Trustees took note of the extensive due diligence PLFA conducted on Franklin, and were aided by the assessments and recommendations of PLFA and the in-person presentation and materials provided by Franklin. The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage a small-cap equity portfolio, and the identification by PLFA of Franklin to serve as Portfolio Manager with regard to the day-to-day investment activities of the actively managed allocation of the Small-Cap Equity Portfolio. In this regard the Trustees considered that the search criteria employed by PLFA included identification of a firm with sufficient size, market presence and resources to properly manage the Portfolio, investment style diversification from other equity Portfolios within the Fund, the ability to manage a large pool of assets given the size of the Portfolio, competitive peer ranking, manager tenure and competitive sub-advisory fees.

BlackRock. The Trustees took note of the extensive due diligence PLFA conducted on BlackRock in connection with its recommendation of BlackRock as a Portfolio Manager of the Small-Cap Equity Portfolio, its recommendation to recommend BlackRock as the Portfolio Manager of the PD Small-Cap Value Index Portfolio at the meeting of the Board on March 18, 2009, and its recent annual approval of other BlackRock Portfolio Management Agreements, and were aided by the assessments and recommendations of PLFA and the in-person presentation and materials provided by BlackRock. The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage a small-cap equity index portfolio, and the identification by PLFA of BlackRock to serve as Portfolio Manager with regard to the day-to-day investment activities of the passively managed allocation of the Small-Cap Equity Portfolio. In this regard, the Trustees considered that PLFA had recently conducted a search to identify a firm with sufficient size, market presence and resources to properly manage a small-cap value index mandate, the ability to manage a large pool of assets given the size of the Portfolio, competitive peer ranking, manager tenure and competitive sub-advisory fees.

The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the Portfolio Managers and has recommended and taken measures to attempt to remedy relative underperformance by a Portfolio when PLFA and the Board believed appropriate.

The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Small-Cap Equity Portfolio by Franklin and BlackRock under the Franklin Portfolio Management Agreement and BlackRock Portfolio Management Agreement.

2. Performance

Franklin. The Trustees considered information about the historical performance of an investment company advised by the same Franklin portfolio management team that would manage the Small-Cap Equity Portfolio using similar investment strategies as those proposed for the Small-Cap Equity Portfolio (the “Franklin Comparable Performance”). The Trustees considered the Franklin Comparable Performance against a pertinent benchmark and against its peer group category for each year over a ten-year period as of November 30, 2009. Additionally, the Trustees considered performance information presented by PLFA for another potential portfolio manager. The Trustees also considered the need for Franklin to adhere to the Portfolio’s active investment mandate in order to function appropriately in the Portfolio Optimization models. The Board determined that Franklin’s performance record was acceptable.

BlackRock. The Trustees considered information about the historical performance of the PD Small-Cap Value Index Portfolio, which is advised by the same BlackRock portfolio management team that would manage the Small-Cap Equity Portfolio using similar investment

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

strategies as those proposed for the Small-Cap Equity Portfolio (the “BlackRock Comparable Performance”). The Trustees considered the BlackRock Comparable Performance against a pertinent benchmark for the six month period ended November 30, 2009 and considered the degree to which BlackRock had tracked the relevant benchmark for these periods. The Trustees also considered the need for BlackRock to adhere to the small-cap value index investment mandate in order to function appropriately in combination with the Portfolio’s active investment mandate and in the Portfolio Optimization models. The Board determined that BlackRock’s performance record was acceptable.

General. The Trustees also considered pro-forma performance of a hypothetical blended portfolio managed in accordance with the anticipated structure of the Small-Cap Equity Portfolio.

3. Portfolio Management Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts between each Portfolio Manager and other registered investment companies. The Trustees noted that, in certain cases, there were differences in the level of services proposed to be provided to the Small-Cap Equity Portfolio by the Portfolio Managers and the level of services provided by the Portfolio Managers on those other accounts, and that those differences were due to the different nature of the accounts or an affiliation between the Portfolio Managers and the accounts. These differences often explained differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Franklin and PLFA and BlackRock, and that the Small-Cap Equity Portfolio’s sub-advisory management fees are paid by PLFA and are not paid directly by the Small-Cap Equity Portfolio. The Trustees also considered that the proposed sub-advisory management fee schedules payable to Franklin and BlackRock under the Franklin Portfolio Management Agreement and the BlackRock Portfolio Management Agreement, respectively, contain breakpoints. The Board took into account that the total projected sub-advisory management fees for the Portfolio are expected to be comparable to the sub-advisory management fees paid to the prior portfolio manager. The Board concluded that the compensation payable under the Franklin Portfolio Management Agreement and BlackRock Portfolio Management Agreement is fair and reasonable.

4. Costs, Level of Profits

The Trustees reviewed information regarding Franklin’s and BlackRock’s discussions of their expectations for estimated costs and profits resulting from their management of a portion of the Small-Cap Equity Portfolio based on the information provided by the Portfolio Managers. This information is only estimated because there is no actual operating history for either Portfolio Manager as the Portfolio Manager of the Small-Cap Equity Portfolio. The Trustees gave less weight to projected profitability considerations and did not view this information as important as other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and Franklin and BlackRock for the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA and the fact that they are projections. The Board concluded that the Small-Cap Equity Portfolio’s fee structure reflected in the Franklin Portfolio Management Agreement and BlackRock Portfolio Management Agreement with respect to the Small-Cap Equity Portfolio is fair and reasonable.

5. Ancillary Benefits

The Trustees received from PLFA information concerning other benefits that may be received by Franklin and BlackRock and their affiliates as a result of their relationship with the Small-Cap Equity Portfolio, including commissions that may be paid to broker-dealers affiliated with the Portfolio Managers and the anticipated use of soft-dollars by the Portfolio Managers. The Trustees noted that Franklin represented that it did not anticipate utilizing an affiliated broker-dealer for trades but that it may use soft dollar credits generated by Portfolio commissions to pay for research services, provided that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The Trustees noted that BlackRock represented that it did anticipate utilizing an affiliated broker-dealer, on an agency basis, for trades but did not anticipate utilizing soft dollar credits generated by Portfolio commissions to pay for research services. The Trustees considered potential benefits to be derived by Franklin and BlackRock from their relationships with the Small-Cap Equity Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the Franklin Portfolio Management Agreement and BlackRock Portfolio Management Agreement is fair and reasonable; and (ii) the Franklin Portfolio Management Agreement and BlackRock Portfolio Management Agreement are in the best interests of the Small-Cap Equity Portfolio and its shareholders. No single fact was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to it.

Floating Rate Loan Portfolio

At an in-person meeting on January 12, 2010, the Board, including all of the Independent Trustees, approved, effective May 1, 2010, the agreement with Eaton Vance Management (“Eaton Vance”) with respect to the Floating Rate Loan Portfolio (the “Eaton Vance Portfolio Management Agreement”) and appointed Eaton Vance as the new Portfolio Manager. In connection with this matter, also at the January 12, 2010 meeting, the Board terminated the portfolio management agreement for the Portfolio with the prior portfolio manager upon the effectiveness of the Eaton Vance Portfolio Management Agreement. Eaton Vance’s appointment as Portfolio Manager was made in accordance with the SEC exemptive order noted above and did not require shareholder approval.

In evaluating the Eaton Vance Portfolio Management Agreement, the Board, including the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Eaton Vance as the Portfolio Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by Eaton Vance. In this regard, the Trustees considered various materials relating to the proposed Portfolio Manager, including copies of the proposed Eaton Vance Portfolio Management Agreement; copies of the Form ADV

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

for Eaton Vance; financial information relating to Eaton Vance; and other information deemed relevant to the Trustees’ evaluation of Eaton Vance, including qualitative assessments from senior management of PLFA.

The Trustees considered that under the Eaton Vance Portfolio Management Agreement, Eaton Vance would be responsible for providing the investment management services for the Portfolio’s assets, including investment research, advice and supervision and determining which securities would be purchased or sold by the Portfolio. The Trustees considered the quality of the management services expected to be provided to the Floating Rate Loan Portfolio over both the short- and long-term, the organizational depth and resources of Eaton Vance, including the background and experience of Eaton Vance’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used for the investment strategy.

In addition, the Trustees considered that the Fund’s Chief Compliance Officer (“CCO”) had reviewed the written compliance policies and procedures of Eaton Vance, including the assessment of its compliance programs as required under Rule 38a-1 of the 1940 Act and its Code of Ethics, prior to the effectiveness of the new Eaton Vance Portfolio Management Agreement.

In making these assessments, the Trustees took note of the extensive due diligence PLFA conducted on Eaton Vance, and were aided by the assessments and recommendations of PLFA and the in-person presentation and materials provided by Eaton Vance. The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage a floating rate loan portfolio, and the identification by PLFA of Eaton Vance to serve as Portfolio Manager with regard to the day-to-day investment activities of the Floating Rate Loan Portfolio. In this regard, the Trustees considered that the search criteria employed by PLFA included identification of a firm with sufficient size, market presence and resources to properly manage the Portfolio, investment style diversification from other fixed-income Portfolios within the Fund, the ability to manage a large pool of assets given the size of the Portfolio, competitive peer ranking, manager tenure, competitive sub-advisory fees and the ability to effectively manage transition costs. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of Portfolio Managers and has recommended and taken measures to attempt to remedy relative underperformance by a Portfolio when PLFA and the Board believed appropriate. The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Floating Rate Loan Portfolio by Eaton Vance under the Eaton Vance Portfolio Management Agreement.

2. Performance

The Trustees considered information about the historical performance of a composite of separate accounts (the “Eaton Vance Comparable Composite Performance”) and the historical performance of an investment company (the “Eaton Vance Comparable Fund Performance”) advised by the same Eaton Vance portfolio management team that would manage the Floating Rate Loan Portfolio using similar investment strategies as those proposed for the Floating Rate Loan Portfolio. The Trustees considered the Eaton Vance Comparable Composite Performance against a pertinent benchmark and against its peer group category for each year over a ten-year period as of September 30, 2009 and considered the Eaton Vance Comparable Fund Performance against a pertinent benchmark and against its peer group category for the year-to-date, one-, three- and five-year periods as of September 30, 2009. Additionally, the Trustees considered performance information presented by PLFA for another potential portfolio manager. The Trustees also considered the need for Eaton Vance to adhere to the Portfolio’s general investment mandate in order to function appropriately in the Portfolio Optimization models. The Board determined that Eaton Vance’s performance record was acceptable.

3. Portfolio Management Fees

The Trustees considered information regarding the comparative advisory fees charged under an investment advisory contract between Eaton Vance and another fund managed pursuant to a comparable investment strategy. The Trustees noted that there were differences in the level of services proposed to be provided to the Floating Rate Loan Portfolio by Eaton Vance and the level of services provided by Eaton Vance to the other fund, and that those differences were due to the different nature of the accounts or an affiliation between Eaton Vance and the account. These differences often explained the differences in fee schedules. The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Eaton Vance, and that the Floating Rate Loan Portfolio’s sub-advisory management fee is paid by PLFA and is not paid directly by the Floating Rate Loan Portfolio. The Trustees considered that the proposed sub-advisory management fee is lower than the sub-advisory fee paid to the prior Portfolio Manager and that PLFA has proposed a partial waiver of its advisory fee for the Portfolio in order to share such fee reductions with shareholders. The Board concluded that the compensation payable under the Eaton Vance Portfolio Management Agreement is fair and reasonable.

4. Costs, Level of Profits

The Trustees reviewed information regarding the costs to Eaton Vance of managing the Floating Rate Loan Portfolio and the projected profitability of the Eaton Vance Portfolio Management Agreement to Eaton Vance to the extent practicable based on the financial information provided by Eaton Vance. This information is only estimated because there is no actual operating history for Eaton Vance as the Portfolio Manager of the Floating Rate Loan Portfolio. The Trustees gave less weight to projected profitability considerations and did not view this information as important as other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and Eaton Vance for the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA and the fact that they are projections. The Board concluded that the Floating Rate Loan Portfolio’s fee structure reflected in the Eaton Vance Portfolio Management Agreement with respect to the Floating Rate Loan Portfolio is fair and reasonable.

5. Ancillary Benefits

The Trustees received information from PLFA concerning other benefits that may be received by Eaton Vance and its affiliates as a result of their relationship with the Floating Rate Loan Portfolio, including commissions that may be paid to broker-dealers affiliated with the Portfolio Manager and the anticipated use of soft-dollars by the Portfolio Manager. In this regard, the Trustees noted that Eaton Vance represented that it did not anticipate utilizing an affiliated broker-dealer for trades or utilizing soft dollar credits generated by Portfolio commissions to pay for

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

research services. The Trustees considered potential benefits to be derived by Eaton Vance from its relationship with the Floating Rate Loan Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the Eaton Vance Portfolio Management Agreement is fair and reasonable; and (ii) the Eaton Vance Portfolio Management Agreement is in the best interests of the Floating Rate Loan Portfolio and its shareholders. No single fact was determinative of the Board’s findings, but rather the Board based their determination on the total mix of information available to it.

Dividend Growth Portfolio (formerly, the Diversified Research Portfolio)

At an in-person meeting on January 12, 2010, the Board, including all of the Independent Trustees, approved, effective May 1, 2010, the agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the Dividend Growth Portfolio (the “T. Rowe Price Portfolio Management Agreement”) and appointed T. Rowe Price as the new Portfolio Manager. In connection with this matter, also at the January 12, 2010 meeting, the Board terminated the portfolio management agreement for the Portfolio with the prior portfolio manager upon the effectiveness of the T. Rowe Price Portfolio Management Agreement. T. Rowe Price’s appointment as Portfolio Manager was made in accordance with the SEC exemptive order noted above and did not require shareholder approval.

In evaluating the T. Rowe Price Portfolio Management Agreement, the Board, including the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining T. Rowe Price as the Portfolio Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by T. Rowe Price. In this regard, the Trustees considered various materials relating to the proposed Portfolio Manager, including copies of the proposed T. Rowe Price Portfolio Management Agreement; copies of the Form ADV for T. Rowe Price; financial information relating to T. Rowe Price; and other information deemed relevant to the Trustees’ evaluation of T. Rowe Price, including qualitative assessments from senior management of PLFA.

The Trustees considered that under the T. Rowe Price Portfolio Management Agreement, T. Rowe Price would be responsible for providing the investment management services for the Portfolio’s assets, including investment research, advice and supervision and determining which securities would be purchased or sold by the Portfolio. The Trustees considered the quality of the management services expected to be provided to the Dividend Growth Portfolio over both the short- and long-term, the organizational depth and resources of T. Rowe Price, including the background and experience of T. Rowe Price’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used for the investment strategy.

In addition, the Trustees considered that the Fund’s CCO had reviewed the written compliance policies and procedures of T. Rowe Price, including the assessment of its compliance programs as required under Rule 38a-1 of the 1940 Act and its Code of Ethics, prior to the effectiveness of the new T. Rowe Price Portfolio Management Agreement.

In making these assessments, the Trustees took note of the extensive due diligence PLFA conducted on T. Rowe Price and were aided by the assessments and recommendations of PLFA and the in-person presentation and materials provided by T. Rowe Price. The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage a large blend portfolio, and the identification by PLFA of T. Rowe Price to serve as Portfolio Manager with regard to the day-to-day investment activities of the Dividend Growth Portfolio. In this regard the Trustees considered that the search criteria employed by PLFA included identification of a firm with sufficient size, market presence and resources to properly manage the Portfolio, investment style diversification from other equity Portfolios within the Fund, the ability to manage a large pool of assets given the size of the Portfolio, competitive peer ranking, manager tenure and competitive sub-advisory fees. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the Portfolio Managers, and has recommended and taken measures to attempt to remedy relative underperformance by a Portfolio when PLFA and the Board believed appropriate. The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Diversified Bond Portfolio by T. Rowe Price under the T. Rowe Price Portfolio Management Agreement.

2. Performance

The Trustees considered information about the historical performance of an investment company advised by the same T. Rowe Price portfolio management team that would manage the Dividend Growth Portfolio using similar investment strategies as those proposed for the Dividend Growth Portfolio (the “T. Rowe Price Comparable Performance”). The Trustees considered the T. Rowe Price Comparable Performance against a pertinent benchmark and against its peer group category for each year over a ten-year period as of November 30, 2009. Additionally, the Trustees considered performance information presented by PLFA for another potential portfolio manager. The Trustees also considered the need for T. Rowe Price to adhere to the Portfolio’s general investment mandate in order to function appropriately in the Portfolio Optimization models. The Board determined that T. Rowe Price’s performance record was acceptable.

3. Portfolio Management Fees

The Trustees considered information regarding the comparative advisory fees charged under an investment advisory contract with regard to a similar T. Rowe Price mutual fund, and noted that T. Rowe Price did not currently sub-advise any other funds with substantially similar investment strategies. The Trustees noted that there were differences in the level of services proposed to be provided to the Dividend Growth Portfolio by T. Rowe Price and the level of services provided by T. Rowe Price to the other mutual fund advised by it, and that those differences were due to the different nature of the account or an affiliation between T. Rowe Price and the account. These differences often explained the differences in fee schedules. The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

and T. Rowe Price, and that the Dividend Growth Portfolio’s sub-advisory management fees are paid by PLFA and are not paid directly by the Portfolio. The Trustees also considered that the proposed sub-advisory management fee rate payable to T. Rowe Price under the T. Rowe Price Portfolio Management Agreement contain breakpoints and were lower than the sub-advisory fee rate paid to the prior Portfolio Manager. The Trustees considered that the advisory fee schedule would remain unchanged from the current fee schedule for the Portfolio but that the advisory fee rates and expected operating expenses paid by shareholders would not increase as a result of the Portfolio Manager change. The Board concluded that the compensation payable under the T. Rowe Price Portfolio Management Agreement is fair and reasonable.

4. Costs, Level of Profits

The Trustees reviewed information regarding the costs to T. Rowe Price of managing the Dividend Growth Portfolio and the projected profitability of the T. Rowe Price Portfolio Management Agreement to T. Rowe Price to the extent practicable based on the financial information provided by T. Rowe Price. This information is only estimated because there is no actual operating history for T. Rowe Price as the Portfolio Manager of the Dividend Growth Portfolio. The Trustees gave less weight to projected profitability considerations and did not view this information as important as other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and T. Rowe Price with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA and the fact that they are projections. The Board concluded that the Dividend Growth Portfolio’s fee structure reflected in the T. Rowe Price Portfolio Management Agreement with respect to the Dividend Growth Portfolio is fair and reasonable.

5. Ancillary Benefits

The Trustees received information from PLFA concerning other benefits that may be received by T. Rowe Price and its affiliates as a result of their relationship with the Dividend Growth Portfolio, including commissions that may be paid to broker-dealers affiliated with the Portfolio Manager and the anticipated use of soft dollars by the Portfolio Manager. In this regard, the Trustees noted that T. Rowe Price represented that it does not anticipate utilizing an affiliated broker-dealer for trades but that it may use soft dollar credits generated by Portfolio commissions to pay for research services, provided that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The Trustees considered potential benefits to be derived by T. Rowe Price from its relationship with the Dividend Growth Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the T. Rowe Price Portfolio Management Agreement is fair and reasonable; and (ii) the T. Rowe Price Portfolio Management Agreement is in the best interests of the Dividend Growth Portfolio and its shareholders. No single fact was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to it.

Technology Portfolio

On September 29, 2009, Bank of America, N.A. (the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), the Technology Portfolio’s former portfolio manager), entered into an agreement to sell a portion of its asset management business to Ameriprise Financial, Inc, which included a sale of the part of the asset management business that sub-advised the Fund’s Technology Portfolio (the “Columbia Transaction”). The portfolio management team to the Technology Portfolio was included in the Columbia Transaction and was expected to join Columbia Management Investment Advisers, LLC, formerly RiverSource Investments, LLC (“CMIA”), after the Columbia Transaction closed.+ The Columbia Transaction resulted in the termination of the current portfolio management agreement with Columbia (the “Columbia Portfolio Management Agreement”) which subsequently resulted in the approval of a new agreement with CMIA, a wholly-owned subsidiary of Ameriprise Financial, Inc.

At an in-person meeting on January 12, 2010, the Board, including all of the Independent Trustees, approved, as a result of the Columbia Transaction, the new agreement which was effective on May 1, 2010, with CMIA with respect to the Technology Portfolio (the “CMIA Portfolio Management Agreement”) and appointed CMIA as the new Portfolio Manager. CMIA’s appointment as Portfolio Manager was made in accordance with the SEC exemptive order noted above and did not require shareholder approval.

In evaluating the CMIA Portfolio Management Agreement for the Technology Portfolio, the Board, including all of the Independent Trustees, considered the factors described below. Additionally, the Trustees considered, among other things, that the terms of the CMIA Portfolio Management Agreement were substantially the same as the Columbia Portfolio Management Agreement, and that CMIA would provide the same general investment advisory services to the Portfolio as have been provided by Columbia and the fee rates under the CMIA Portfolio Management Agreement were the same with respect to the Portfolio. The Trustees also considered that CMIA represented that: (i) the nature and quality of the services which CMIA will provide to the Portfolio will not change as a result of the Columbia Transaction; (ii) no significant changes are anticipated in the advisory services currently being provided and the Columbia investment professionals and personnel currently managing the Portfolio would join CMIA and continue to manage the Portfolio; and (iii) PLFA recommended that CMIA serve as the new Portfolio Manager to the Portfolio. The Trustees noted that, in approving the renewal of the Columbia Portfolio Management Agreement at the December 15, 2009 meeting of the Board of Trustees, they had reviewed the Portfolio’s investment performance and the sub-advisory fees paid by the Portfolio.

+	Subsequent to the Board’s approval of the CMIA Portfolio Management Agreement, CMIA informed the Board and PLFA that certain of the investment professionals and personnel managing the Portfolio at Columbia may not be the long-term team at CMIA managing the Portfolio in the future.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

In evaluating the CMIA Portfolio Management Agreement, the Board, including the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining CMIA as the Portfolio Manager, particularly in light of the nature, extent, and quality of the services to be provided. Under the new CMIA Portfolio Management Agreement, CMIA would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Portfolio. The Board considered the quality of the management services expected to be provided to the Technology Portfolio over both the short- and long-term, the organizational depth and resources of CMIA, including the background and experience of the Portfolio Manager’s management, representations from CMIA that no significant changes were anticipated in the advisory services currently provided to the Portfolio and that a significant number of Columbia investment professionals and personnel will remain in place, as well as the investment strategies, processes and philosophy to be used for the investment strategy.

In addition, the Board considered that the Fund’s CCO had reviewed the written compliance policies and procedures of CMIA, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act and its Code of Ethics, prior to the effectiveness of the new CMIA Portfolio Management Agreement. The Board also considered that the Fund’s CCO will monitor the Portfolio Manager’s compliance program as required under Rule 38a-1, including any material changes to the Portfolio Manager’s compliance program that may result from the Transaction described above, and will report to the Board as necessary.

In making these assessments the Board took note of the due diligence PLFA conducted on CMIA and was aided by the assessments and recommendations of PLFA and the materials provided by CMIA, including copies of the Form ADV for CMIA; financial information relating to CMIA and other information deemed relevant to the Trustee’s evaluation of CMIA. The Trustees considered that CMIA is a firm with sufficient size, market presence and resources to properly manage the Technology Portfolio. The Board also considered that PLFA has historically exercised diligence in monitoring the performance of portfolio managers. The Board concluded it was satisfied with the nature, extent and quality of the management services anticipated to be provided to the Technology Portfolio by CMIA under the CMIA Portfolio Management Agreement.

2. Performance

The Trustees considered that they had previously reviewed the investment performance of the Portfolio in connection with the renewal of the prior Columbia Portfolio Management Agreement at their meeting on December 15, 2009, as discussed above, in addition to regular quarterly review of investment performance of the Portfolio.

3. Portfolio Management Fee

The Trustees noted that they had reviewed the investment advisory fees paid by the Technology Portfolio at their meeting on December 15, 2009. The Trustees considered that the Portfolio’s sub-advisory fee schedule would remain the same despite the change in Portfolio manager that resulted from the Transaction.

4. Costs, Level of Profits

The Trustees reviewed information regarding the costs to CMIA of managing the Technology Portfolio and the projected profitability of the CMIA Portfolio Management Agreement to CMIA to the extent practicable based on the financial information provided by CMIA. This information is only estimated because there is no actual operating history for CMIA as a Portfolio Manager of the Technology Portfolio. The Trustees gave less weight to projected profitability considerations and did not view this information as important as other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and CMIA with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA and the fact that they are projections. The Board concluded that the Technology Portfolio’s fee structure reflected in the CMIA Portfolio Management Agreement with respect to the Technology Portfolio is fair and reasonable.

5. Ancillary Benefits

The Trustees received information from PLFA concerning other benefits that may be received by CMIA and its affiliates as a result of their relationship with the Technology Portfolio, including commissions that may be paid to broker-dealers affiliated with the Portfolio Manager and the anticipated use of soft-dollars by the Portfolio Manager. In this regard, the Trustees noted that CMIA represented that it does not anticipate utilizing an affiliated broker-dealer for trades but that it may use soft dollar credits generated by Portfolio commissions to pay for research services, provided that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The potential benefits that may be derived by CMIA from its relationship with the Technology Portfolio could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds. The Board considered potential benefits to be derived by CMIA from its relationship with the Portfolio and that such benefits were consistent with those generally derived by portfolio managers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the CMIA Portfolio Management Agreement is fair and reasonable; and (ii) the CMIA Portfolio Management Agreement is in the best interests of the Portfolio and its shareholders. No single factor was determinative of the Board’s findings, but rather the Board based their determination on the total mix of information available to it.

Comstock Portfolio

On October 19, 2009, Morgan Stanley Investment Management Inc. (“Morgan Stanley”), doing business as Van Kampen, the Comstock Portfolio’s former portfolio manager, entered into an agreement with Invesco Ltd. to sell Morgan Stanley’s Van Kampen asset management business and portions of Morgan Stanley’s related businesses to Invesco Ltd. (the “Invesco Transaction”). The portfolio management team to

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

the Comstock Portfolio was expected to join Invesco Advisers, Inc. (“Invesco”) after the Invesco Transaction closed. The Invesco Transaction resulted in an assignment and, therefore, a termination of the current portfolio management agreement with Morgan Stanley (the “Morgan Stanley Portfolio Management Agreement”) which subsequently resulted in the approval of a new agreement with Invesco, an affiliate of Invesco Ltd., in order to allow for the continued management of the Portfolio.

At an in-person meeting on March 24, 2010, the Board, including all of the Independent Trustees, appointed Invesco following the closing of the Invesco Transaction, as the new portfolio manager and approved, effective on June 1, 2010, a new portfolio management agreement with Invesco with respect to the Comstock Portfolio (the “Invesco Portfolio Management Agreement”). Invesco’s appointment as Portfolio Manager was made in accordance with the SEC exemptive order noted above and did not require shareholder approval.

In evaluating the Invesco Portfolio Management Agreement for the Comstock Portfolio, the Board, including all of the Independent Trustees, considered the factors described below. Additionally, the Trustees considered, among other things, that the terms of the Invesco Portfolio Management Agreement were substantially the same as the Morgan Stanley Portfolio Management Agreement, and that Invesco would provide the same general investment advisory services to the Portfolio as have been provided by Morgan Stanley and the fee rates under the Invesco Portfolio Management Agreement were the same with respect to the Portfolio. The Trustees also considered that Invesco represented that: (i) the nature and quality of the services which Invesco will provide to the Portfolio will not change as a result of the Invesco Transaction; (ii) no significant changes are anticipated in the advisory services currently being provided and the Morgan Stanley investment professionals and personnel currently managing the Portfolio would join Invesco and continue to manage the Portfolio; and (iii) PLFA recommended that Invesco serve as the new Portfolio Manager to the Portfolio. The Trustees noted that, in approving the renewal of the Morgan Stanley Portfolio Management Agreement at the December 15, 2009 meeting of the Board of Trustees, they had reviewed the Portfolio’s investment performance and the sub-advisory fees paid by the Portfolio.

In evaluating the Invesco Portfolio Management Agreement, the Board, including the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Invesco as the Portfolio Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by Invesco. In this regard, the Trustees considered various materials relating to the proposed Portfolio Manager, including copies of the proposed Invesco Portfolio Management Agreement; copies of the Form ADV for Invesco; financial information relating to Invesco; and other information deemed relevant to the Trustees’ evaluation of Invesco, including qualitative assessments from senior management of PLFA.

The Trustees considered that under the Invesco Portfolio Management Agreement, Invesco would be responsible for providing the investment management services for the Portfolio’s assets, including investment research, advice and supervision and determining which securities would be purchased or sold by the Portfolio. The Trustees considered the quality of the management services expected to be provided to the Comstock Portfolio over both the short- and long-term, the organizational depth and resources of Invesco, including the background and experience of Invesco’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used for the investment strategy.

In addition, the Trustees considered that the Fund’s CCO had reviewed the written compliance policies and procedures of Invesco, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act and its Code of Ethics, prior to the effectiveness of the new Invesco Portfolio Management Agreement. The Board considered that the Fund’s CCO will monitor the Portfolio Manager’s compliance program, including any material changes to the Portfolio Manager’s compliance program that may result from the Transaction, and will report to the Board as necessary.

In making these assessments, the Trustees took note of the due diligence PLFA conducted on Invesco and were aided by the assessments and recommendations of PLFA and the materials provided by Invesco. The Trustees considered that Invesco is a firm with sufficient size, market presence and resources to properly manage the Comstock Portfolio, Invesco’s ability to manage a large pool of assets given the size of the Portfolio, and the fact that the portfolio management team would generally remain intact when it moved from the current Portfolio Manager, Morgan Stanley, to Invesco.

The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the Portfolio Managers, and has recommended and taken measures to attempt to remedy relative underperformance by a Portfolio when PLFA and the Board believed appropriate. The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Comstock Portfolio by Invesco under the Invesco Portfolio Management Agreement.

2. Performance

The Trustees noted that they had previously reviewed the investment performance of the Portfolio in connection with the renewal of the Portfolio Management Agreement with the prior Portfolio Manager, Morgan Stanley, at their meeting on December 15, 2009, as discussed above, in addition to regular quarterly review of investment performance of the Portfolio.

3. Portfolio Management Fees

The Trustees noted that they had reviewed the investment advisory fees paid by the Comstock Portfolio at their meeting on December 15, 2009, as discussed above. The Trustees considered that the Portfolio’s sub-advisory fee schedule would remain the same, despite the change in the Portfolio Manager that resulted from the Transaction. The Trustees further noted that Invesco indicated that information provided by Morgan Stanley for the Board’s December 15, 2009 meeting regarding advisory fees charged under investment advisory contracts between Morgan Stanley and other funds and institutional accounts managed pursuant to a comparable investment strategy by the same portfolio management team that would manage the Comstock Portfolio would not change as a result of the Transaction.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)

4. Costs, Level of Profits

The Trustees reviewed information regarding the costs to Invesco of managing the Comstock Portfolio and the projected profitability of the Invesco Portfolio Management Agreement to Invesco to the extent practicable based on the financial information provided by Invesco. The Board noted that this information is only estimated because there is no actual operating history for Invesco managing the Comstock Portfolio. The Trustees gave less weight to projected profitability considerations and did not view this information as important as other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and Invesco for the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that they are projections. The Board concluded that the Comstock Portfolio’s fee structure reflected in the Invesco Portfolio Management Agreement with respect to the Comstock Portfolio is fair and reasonable.

5. Ancillary Benefits

The Trustees received information concerning other benefits that may be received by Invesco and its affiliates as a result of their relationship with the Comstock Portfolio, including commissions that may be paid to broker-dealers affiliated with the Portfolio Manager and the anticipated use of soft-dollars by the Portfolio Manager. In this regard, the Trustees noted that Invesco represented it did not anticipate utilizing an affiliated broker-dealer for trades but did anticipate utilizing soft dollar credits generated by portfolio commissions to pay for research services. The potential benefits that may be derived by Invesco from its relationship with the Comstock Portfolio could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds. The Trustees considered potential benefits to be derived by Invesco from its relationship with the Comstock Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the Invesco Portfolio Management Agreement is fair and reasonable; and (ii) the Invesco Portfolio Management Agreement is in the best interests of the Comstock Portfolio and its shareholders. No single fact was determinative of the Board’s findings, but rather the Board based their determination on the total mix of information available to it.

PACIFIC SELECT FUND
WHERE TO GO FOR MORE INFORMATION
(Unaudited)

Availability of Quarterly Holdings

The Fund files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Fund’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Fund’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Fund files information regarding how the Fund’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Fund’s Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Fund

For complete descriptions of the various securities and other instruments held by the Fund and their risks, please see the Fund’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, see the Fund’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is described in the Fund’s SAI.

Availability of a Complete Schedule of Investments

The Fund’s annual and semi-annual reports may contain a summary schedule of investments (SOI) for certain portfolios. A complete schedule for each summary SOI presented is available as noted below.

How to obtain Information

The Fund’s prospectus, SAI (including Proxy Voting Policies), and complete Schedules of Investments are available:

•  On the Fund’s website at http://www.PacificLife.com

•  On the SEC’s website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:
  Pacific Life’s Annuity Contract Owners: 1-800-722-4448
Pacific Life’s Annuity Registered Representative: 1-800-722-2333
Pacific Life Insurance Policy Owners: 1-800-800-7681
PL&A’s Annuity Contract Owners: 1-800-748-6907
PL&A’s Life Insurance Policy Owners: 1-888-595-6997
7 a.m. through 5 p.m. Pacific Time

Pacific Life Insurance Company/
Pacific Life & Annuity Company
Mailing Address:
P.O. Box 2378
Omaha, Nebraska 68103-2378

Semi-Annual Report
as of June 30, 2010

•	Pacific Select Fund

Form Nos.	15-20803-13 357-10A 85-23503-09

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
(a) Schedule I.
(b) Not applicable.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 10.1%

Abercrombie & Fitch Co ‘A’	21,200	$650,628
Amazon.com Inc *	82,674	9,032,961
Apollo Group Inc ‘A’ *	30,900	1,312,323
AutoNation Inc *	21,755	424,223
AutoZone Inc *	7,100	1,371,862
Bed Bath & Beyond Inc *	63,343	2,348,758
Best Buy Co Inc	83,255	2,819,014
Big Lots Inc *	19,900	638,591
CarMax Inc *	53,752	1,069,665
Carnival Corp (Panama)	104,500	3,160,080
CBS Corp ‘B’	163,603	2,115,387
Coach Inc	73,539	2,687,850
Comcast Corp ‘A’	682,932	11,862,529
D.R. Horton Inc	66,600	654,678
Darden Restaurants Inc	33,700	1,309,245
DeVry Inc	14,900	782,101
DIRECTV ‘A’ *	219,045	7,430,006
Discovery Communications Inc ‘A’ *	68,456	2,444,564
Eastman Kodak Co *	64,800	281,232
Expedia Inc	50,900	955,902
Family Dollar Stores Inc	33,300	1,255,077
Ford Motor Co *	821,078	8,276,466
Fortune Brands Inc	36,600	1,433,988
GameStop Corp ‘A’ *	36,800	691,472
Gannett Co Inc	57,100	768,566
Genuine Parts Co	38,175	1,506,004
H&R Block Inc	80,800	1,267,752
Harley-Davidson Inc	56,400	1,253,772
Harman International Industries Inc *	16,700	499,163
Hasbro Inc	31,552	1,296,787
International Game Technology	71,400	1,120,980
J.C. Penney Co Inc	56,800	1,220,064
Johnson Controls Inc	162,045	4,354,149
Kohl’s Corp *	74,124	3,520,890
Leggett & Platt Inc	35,700	716,142
Lennar Corp ‘A’	39,202	545,300
Limited Brands Inc	64,860	1,431,460
Lowe’s Cos Inc	344,475	7,034,179
Macy’s Inc	101,735	1,821,056
Marriott International Inc ‘A’	61,694	1,847,118
Mattel Inc	87,550	1,852,558
McDonald’s Corp	259,226	17,075,217
Meredith Corp	8,800	273,944
Newell Rubbermaid Inc	66,834	978,450
News Corp ‘A’	543,007	6,494,364
Nike Inc ‘B’	93,900	6,342,945
Nordstrom Inc	40,010	1,287,922
O’Reilly Automotive Inc *	33,100	1,574,236
Office Depot Inc *	66,200	267,448
Omnicom Group Inc	74,700	2,562,210
Polo Ralph Lauren Corp	15,852	1,156,562
priceline.com Inc *	11,435	2,018,735
PulteGroup Inc	76,407	632,650
RadioShack Corp	30,144	588,109
Ross Stores Inc	29,800	1,588,042
Scripps Networks Interactive Inc ‘A’	21,600	871,344
Sears Holdings Corp *	11,705	756,728
Stanley Black & Decker Inc	38,573	1,948,708
Staples Inc	175,870	3,350,323
Starbucks Corp	179,412	4,359,712
Starwood Hotels & Resorts Worldwide Inc	45,574	1,888,131
Target Corp	177,509	8,728,118
The Gap Inc	108,199	2,105,553
The Goodyear Tire & Rubber Co *	58,300	579,502
The Home Depot Inc	405,011	11,368,659
The Interpublic Group of Cos Inc *	116,958	833,911
The McGraw-Hill Cos Inc	76,000	2,138,640
The New York Times Co ‘A’ *	28,000	242,200
The TJX Cos Inc	98,334	4,125,111
The Walt Disney Co	472,066	14,870,079
The Washington Post Co ‘B’	1,471	603,816
Tiffany & Co	30,536	1,157,620
Time Warner Cable Inc	85,235	4,439,039
Time Warner Inc	274,702	7,941,635
Urban Outfitters Inc *	31,200	1,072,968
VF Corp	21,300	1,516,134
Viacom Inc ‘B’	146,143	4,584,506
Whirlpool Corp	18,103	1,589,805
Wyndham Worldwide Corp	43,085	867,732
Wynn Resorts Ltd	16,600	1,266,082
Yum! Brands Inc	112,980	4,410,739

		227,522,171

Consumer Staples - 11.5%

Altria Group Inc	501,704	10,054,148
Archer-Daniels-Midland Co	154,694	3,994,199
Avon Products Inc	103,251	2,736,151
Brown-Forman Corp ‘B’	26,177	1,498,110
Campbell Soup Co	45,400	1,626,682
Coca-Cola Enterprises Inc	78,216	2,022,666
Colgate-Palmolive Co	118,800	9,356,688
ConAgra Foods Inc	107,194	2,499,764
Constellation Brands Inc ‘A’ *	48,100	751,322
Costco Wholesale Corp	106,202	5,823,056
CVS Caremark Corp	328,010	9,617,253
Dean Foods Co *	43,600	439,052
Dr Pepper Snapple Group Inc	59,218	2,214,161
General Mills Inc	159,805	5,676,274
H.J. Heinz Co	76,150	3,291,203
Hormel Foods Corp	16,700	676,016
Kellogg Co	61,400	3,088,420
Kimberly-Clark Corp	100,161	6,072,761
Kraft Foods Inc ‘A’	420,227	11,766,356
Lorillard Inc	37,300	2,684,854
McCormick & Co Inc	31,800	1,207,128
Mead Johnson Nutrition Co	49,200	2,465,904
Molson Coors Brewing Co ‘B’	38,080	1,613,069
PepsiCo Inc	388,709	23,691,814
Philip Morris International Inc	446,352	20,460,776
Reynolds American Inc	40,700	2,121,284
Safeway Inc	93,600	1,840,176
Sara Lee Corp	159,384	2,247,314
SUPERVALU Inc	50,990	552,732
Sysco Corp	142,600	4,074,082
The Clorox Co	33,800	2,101,008
The Coca-Cola Co	556,061	27,869,777
The Estee Lauder Cos Inc ‘A’	28,758	1,602,683
The Hershey Co	40,000	1,917,200
The J.M. Smucker Co	28,600	1,722,292
The Kroger Co	156,400	3,079,516
The Procter & Gamble Co	694,134	41,634,157
Tyson Foods Inc ‘A’	73,400	1,203,026
Wal-Mart Stores Inc	500,710	24,069,130
Walgreen Co	237,100	6,330,570
Whole Foods Market Inc *	41,249	1,485,789

		259,178,563

Energy - 10.6%

Anadarko Petroleum Corp	119,132	4,299,474
Apache Corp	81,240	6,839,596
Baker Hughes Inc	103,364	4,296,841
Cabot Oil & Gas Corp	24,900	779,868
Cameron International Corp *	58,800	1,912,176
Chesapeake Energy Corp	156,900	3,287,055
Chevron Corp	484,137	32,853,537
ConocoPhillips	358,634	17,605,343

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
CONSOL Energy Inc	54,277	$1,832,391
Denbury Resources Inc *	95,943	1,404,605
Devon Energy Corp	107,644	6,557,672
Diamond Offshore Drilling Inc	16,700	1,038,573
El Paso Corp	169,619	1,884,467
EOG Resources Inc	60,972	5,997,816
Exxon Mobil Corp	1,231,995	70,309,955
FMC Technologies Inc *	29,400	1,548,204
Halliburton Co	218,181	5,356,344
Helmerich & Payne Inc	25,400	927,608
Hess Corp	70,343	3,541,067
Marathon Oil Corp	170,860	5,312,037
Massey Energy Co	24,817	678,745
Murphy Oil Corp	46,000	2,279,300
Nabors Industries Ltd * (Bermuda)	68,538	1,207,640
National Oilwell Varco Inc	100,990	3,339,739
Noble Energy Inc	42,000	2,533,860
Occidental Petroleum Corp	195,698	15,098,101
Peabody Energy Corp	64,700	2,531,711
Pioneer Natural Resources Co	27,940	1,661,033
Range Resources Corp	38,300	1,537,745
Rowan Cos Inc *	27,400	601,156
Schlumberger Ltd (Netherlands)	288,000	15,937,920
Smith International Inc	59,800	2,251,470
Southwestern Energy Co *	83,300	3,218,712
Spectra Energy Corp	155,836	3,127,628
Sunoco Inc	28,914	1,005,340
Tesoro Corp	33,800	394,446
The Williams Cos Inc	140,500	2,568,340
Valero Energy Corp	135,900	2,443,482

		240,000,997

Financials - 16.3%

Aflac Inc	113,128	4,827,172
American Express Co	289,536	11,494,579
American International Group Inc *	32,432	1,116,958
Ameriprise Financial Inc	61,540	2,223,440
Aon Corp	64,811	2,405,784
Apartment Investment & Management Co ‘A’ REIT	28,181	545,866
Assurant Inc	28,000	971,600
AvalonBay Communities Inc REIT	19,954	1,863,105
Bank of America Corp	2,415,940	34,717,058
BB&T Corp	166,652	4,384,614
Berkshire Hathaway Inc ‘B’ *	398,932	31,790,891
Boston Properties Inc REIT	33,400	2,382,756
Capital One Financial Corp	109,921	4,429,816
CB Richard Ellis Group Inc ‘A’ *	65,100	886,011
Cincinnati Financial Corp	39,187	1,013,768
Citigroup Inc *	5,448,246	20,485,405
CME Group Inc ‘A’	15,833	4,457,781
Comerica Inc	42,370	1,560,487
Discover Financial Services	130,801	1,828,598
E*TRADE Financial Corp *	47,731	564,180
Equity Residential REIT	68,089	2,835,226
Federated Investors Inc ‘B’	21,300	441,123
Fifth Third Bancorp	191,343	2,351,605
First Horizon National Corp *	54,871	628,268
Franklin Resources Inc	35,700	3,076,983
Genworth Financial Inc ‘A’ *	117,700	1,538,339
HCP Inc REIT	70,700	2,280,075
Health Care REIT Inc	29,800	1,255,176
Host Hotels & Resorts Inc REIT	158,322	2,134,181
Hudson City Bancorp Inc	114,000	1,395,360
Huntington Bancshares Inc	172,523	955,777
IntercontinentalExchange Inc *	17,784	2,010,126
Invesco Ltd (Bermuda)	112,603	1,895,109
Janus Capital Group Inc	44,200	392,496
JPMorgan Chase & Co	958,972	35,107,965
KeyCorp	211,400	1,625,666
Kimco Realty Corp REIT	97,600	1,311,744
Legg Mason Inc	39,536	1,108,194
Leucadia National Corp *	45,700	891,607
Lincoln National Corp	72,782	1,767,875
Loews Corp	85,400	2,844,674
M&T Bank Corp	20,000	1,699,000
Marsh & McLennan Cos Inc	130,238	2,936,867
Marshall & Ilsley Corp	126,798	910,410
MetLife Inc	197,558	7,459,790
Moody’s Corp	47,300	942,216
Morgan Stanley	336,892	7,819,263
Northern Trust Corp	58,200	2,717,940
NYSE Euronext	62,800	1,735,164
People’s United Financial Inc	90,086	1,216,161
Plum Creek Timber Co Inc REIT	39,200	1,353,576
Principal Financial Group Inc	76,900	1,802,536
ProLogis REIT	114,100	1,155,833
Prudential Financial Inc	112,234	6,022,476
Public Storage REIT	32,700	2,874,657
Regions Financial Corp	287,179	1,889,638
Simon Property Group Inc REIT	70,544	5,696,428
SLM Corp *	116,700	1,212,513
State Street Corp	120,927	4,089,751
SunTrust Banks Inc	120,200	2,800,660
T. Rowe Price Group Inc	62,503	2,774,508
The Allstate Corp	129,509	3,720,794
The Bank of New York Mellon Corp	292,163	7,213,504
The Charles Schwab Corp	235,300	3,336,554
The Chubb Corp	79,100	3,955,791
The Goldman Sachs Group Inc	124,078	16,287,719
The Hartford Financial Services Group Inc	106,800	2,363,484
The NASDAQ OMX Group Inc *	35,600	632,968
The PNC Financial Services Group Inc	126,792	7,163,748
The Progressive Corp	161,600	3,025,152
The Travelers Cos Inc	119,390	5,879,958
Torchmark Corp	19,900	985,249
U.S. Bancorp	461,808	10,321,409
Unum Group	80,005	1,736,109
Ventas Inc REIT	37,700	1,770,015
Vornado Realty Trust REIT	38,084	2,778,228
Wells Fargo & Co	1,255,787	32,148,147
XL Group PLC (Ireland)	82,300	1,317,623
Zions Bancorp	38,422	828,763

		366,372,040

Health Care - 12.1%

Abbott Laboratories	372,041	17,404,078
Aetna Inc	103,756	2,737,083
Allergan Inc	74,000	4,311,240
AmerisourceBergen Corp	68,000	2,159,000
Amgen Inc *	230,889	12,144,761
Baxter International Inc	145,000	5,892,800
Becton Dickinson & Co	56,700	3,834,054
Biogen Idec Inc *	64,930	3,080,929
Boston Scientific Corp *	363,889	2,110,556
Bristol-Myers Squibb Co	414,296	10,332,542
C.R. Bard Inc	23,000	1,783,190
Cardinal Health Inc	87,255	2,932,641
CareFusion Corp *	42,687	968,995
Celgene Corp *	110,991	5,640,563
Cephalon Inc *	18,000	1,021,500
Cerner Corp *	16,351	1,240,877
CIGNA Corp	66,545	2,066,888
Coventry Health Care Inc *	35,600	629,408
DaVita Inc *	24,968	1,559,002
DENTSPLY International Inc	35,400	1,058,814
Eli Lilly & Co	244,494	8,190,549
Express Scripts Inc *	132,600	6,234,852
Forest Laboratories Inc *	72,800	1,996,904
Genzyme Corp *	64,227	3,260,805
Gilead Sciences Inc *	214,493	7,352,820

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Hospira Inc *	39,894	$2,291,910
Humana Inc *	41,000	1,872,470
Intuitive Surgical Inc *	9,426	2,975,034
Johnson & Johnson	664,769	39,261,257
King Pharmaceuticals Inc *	59,833	454,132
Laboratory Corp of America Holdings *	25,200	1,898,820
Life Technologies Corp *	43,917	2,075,078
McKesson Corp	65,343	4,388,436
Medco Health Solutions Inc *	110,114	6,065,079
Medtronic Inc	265,900	9,644,193
Merck & Co Inc	751,583	26,282,858
Millipore Corp *	13,452	1,434,656
Mylan Inc *	74,409	1,267,929
Patterson Cos Inc	22,500	641,925
PerkinElmer Inc	28,300	584,961
Pfizer Inc	1,943,835	27,719,087
Quest Diagnostics Inc	36,387	1,810,981
St. Jude Medical Inc *	78,631	2,837,793
Stryker Corp	68,000	3,404,080
Tenet Healthcare Corp *	104,350	452,879
Thermo Fisher Scientific Inc *	98,826	4,847,415
UnitedHealth Group Inc	273,970	7,780,748
Varian Medical Systems Inc *	29,800	1,557,944
Waters Corp *	22,500	1,455,750
Watson Pharmaceuticals Inc *	25,600	1,038,592
WellPoint Inc *	102,964	5,038,029
Zimmer Holdings Inc *	48,882	2,642,072

		271,668,959

Industrials - 10.3%

3M Co	171,808	13,571,114
Avery Dennison Corp	27,000	867,510
C.H. Robinson Worldwide Inc	40,100	2,231,966
Caterpillar Inc	151,227	9,084,206
Cintas Corp	31,600	757,452
CSX Corp	93,900	4,660,257
Cummins Inc	48,500	3,158,805
Danaher Corp	126,641	4,700,914
Deere & Co	102,314	5,696,843
Dover Corp	44,800	1,872,192
Eaton Corp	40,329	2,639,130
Emerson Electric Co	181,430	7,926,677
Equifax Inc	30,400	853,024
Expeditors International of Washington Inc	51,100	1,763,461
Fastenal Co	31,600	1,586,004
FedEx Corp	75,424	5,287,977
Flowserve Corp	13,506	1,145,309
Fluor Corp	43,000	1,827,500
General Dynamics Corp	92,880	5,439,053
General Electric Co	2,573,328	37,107,390
Goodrich Corp	30,100	1,994,125
Honeywell International Inc	184,555	7,203,182
Illinois Tool Works Inc	93,100	3,843,168
Iron Mountain Inc	43,600	979,256
ITT Corp	44,208	1,985,823
Jacobs Engineering Group Inc *	30,000	1,093,200
L-3 Communications Holdings Inc	27,776	1,967,652
Lockheed Martin Corp	75,113	5,595,918
Masco Corp	86,300	928,588
Norfolk Southern Corp	89,172	4,730,575
Northrop Grumman Corp	72,820	3,964,321
PACCAR Inc	87,901	3,504,613
Pall Corp	28,266	971,502
Parker-Hannifin Corp	38,662	2,144,194
Pitney Bowes Inc	49,900	1,095,804
Precision Castparts Corp	34,230	3,522,952
Quanta Services Inc *	50,600	1,044,890
Raytheon Co	91,753	4,439,928
Republic Services Inc	78,220	2,325,481
Robert Half International Inc	35,800	843,090
Rockwell Automation Inc	34,400	1,688,696
Rockwell Collins Inc	37,800	2,008,314
Roper Industries Inc	22,500	1,259,100
RR Donnelley & Sons Co	49,500	810,315
Ryder System Inc	12,900	518,967
Snap-on Inc	13,950	570,694
Southwest Airlines Co	178,930	1,987,912
Stericycle Inc *	20,400	1,337,832
Textron Inc	65,600	1,113,232
The Boeing Co	182,875	11,475,406
The Dun & Bradstreet Corp	12,300	825,576
Union Pacific Corp	121,924	8,474,937
United Parcel Service Inc ‘B’	239,000	13,596,710
United Technologies Corp	225,400	14,630,714
W.W. Grainger Inc	14,893	1,481,109
Waste Management Inc	116,760	3,653,420

		231,787,980

Information Technology - 18.7%

Adobe Systems Inc *	126,729	3,349,447
Advanced Micro Devices Inc *	135,900	994,788
Agilent Technologies Inc *	83,932	2,386,187
Akamai Technologies Inc *	41,400	1,679,598
Altera Corp	72,517	1,799,147
Amphenol Corp ‘A’	41,700	1,637,976
Analog Devices Inc	71,600	1,994,776
Apple Inc *	219,320	55,165,560
Applied Materials Inc	323,300	3,886,066
Autodesk Inc *	55,240	1,345,646
Automatic Data Processing Inc	121,500	4,891,590
BMC Software Inc *	44,000	1,523,720
Broadcom Corp ‘A’	104,041	3,430,232
CA Inc	95,073	1,749,343
Cisco Systems Inc *	1,378,016	29,365,521
Citrix Systems Inc *	44,661	1,886,034
Cognizant Technology Solutions Corp ‘A’ *	72,076	3,608,125
Computer Sciences Corp	37,000	1,674,250
Compuware Corp *	54,800	437,304
Corning Inc	375,914	6,071,011
Dell Inc *	415,115	5,006,287
eBay Inc *	273,839	5,369,983
Electronic Arts Inc *	78,600	1,131,840
EMC Corp *	495,199	9,062,142
Fidelity National Information Services Inc	79,762	2,139,217
First Solar Inc *	11,700	1,331,811
Fiserv Inc *	36,650	1,673,439
FLIR Systems Inc *	36,800	1,070,512
Google Inc ‘A’ *	58,341	25,958,828
Harris Corp	31,500	1,311,975
Hewlett-Packard Co	562,676	24,352,617
Intel Corp	1,341,074	26,083,889
International Business Machines Corp	309,080	38,165,198
Intuit Inc *	75,600	2,628,612
Jabil Circuit Inc	46,500	618,450
JDS Uniphase Corp *	53,786	529,254
Juniper Networks Inc *	126,500	2,886,730
KLA-Tencor Corp	41,400	1,154,232
Lexmark International Inc ‘A’ *	18,800	620,964
Linear Technology Corp	53,800	1,496,178
LSI Corp *	158,100	727,260
MasterCard Inc ‘A’	23,308	4,650,645
McAfee Inc *	38,200	1,173,504
MEMC Electronic Materials Inc *	54,700	540,436
Microchip Technology Inc	44,638	1,238,258
Micron Technology Inc *	205,710	1,746,478
Microsoft Corp	1,837,531	42,281,588
Molex Inc	32,600	594,624
Monster Worldwide Inc *	30,200	351,830
Motorola Inc *	559,468	3,647,731
National Semiconductor Corp	57,200	769,912

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
NetApp Inc *	82,909	$3,093,335
Novell Inc *	84,328	478,983
Novellus Systems Inc *	23,100	585,816
NVIDIA Corp *	137,494	1,403,814
Oracle Corp	943,594	20,249,527
Paychex Inc	77,400	2,010,078
QLogic Corp *	27,400	455,388
QUALCOMM Inc	395,374	12,984,082
Red Hat Inc *	45,400	1,313,876
SAIC Inc *	73,400	1,228,716
salesforce.com inc *	27,273	2,340,569
SanDisk Corp *	55,332	2,327,817
Symantec Corp *	194,035	2,693,206
Tellabs Inc	92,600	591,714
Teradata Corp *	40,100	1,222,248
Teradyne Inc *	42,700	416,325
Texas Instruments Inc	294,589	6,858,032
The Western Union Co	164,337	2,450,265
Total System Services Inc	47,500	646,000
VeriSign Inc *	44,200	1,173,510
Visa Inc ‘A’	109,085	7,717,764
Western Digital Corp *	55,000	1,658,800
Xerox Corp	332,385	2,672,375
Xilinx Inc	66,600	1,682,316
Yahoo! Inc *	286,408	3,961,023

		421,406,324

Materials - 3.4%

Air Products & Chemicals Inc	51,100	3,311,791
Airgas Inc	20,058	1,247,608
AK Steel Holding Corp	26,400	314,688
Alcoa Inc	245,572	2,470,454
Allegheny Technologies Inc	23,602	1,042,972
Ball Corp	22,600	1,193,958
Bemis Co Inc	26,200	707,400
CF Industries Holdings Inc	17,050	1,081,823
Cliffs Natural Resources Inc	32,500	1,532,700
E.I. du Pont de Nemours & Co	218,249	7,549,233
Eastman Chemical Co	17,525	935,134
Ecolab Inc	56,880	2,554,481
FMC Corp	17,500	1,005,025
Freeport-McMoRan Copper & Gold Inc	113,625	6,718,646
International Flavors & Fragrances Inc	19,000	805,980
International Paper Co	105,038	2,377,010
MeadWestvaco Corp	41,227	915,239
Monsanto Co	131,298	6,068,594
Newmont Mining Corp	118,333	7,305,879
Nucor Corp	75,800	2,901,624
Owens-Illinois Inc *	40,600	1,073,870
Pactiv Corp *	31,800	885,630
PPG Industries Inc	40,051	2,419,481
Praxair Inc	73,700	5,600,463
Sealed Air Corp	38,220	753,698
Sigma-Aldrich Corp	29,300	1,460,019
The Dow Chemical Co	278,176	6,598,335
The Sherwin-Williams Co	22,200	1,536,018
Titanium Metals Corp *	20,300	357,077
United States Steel Corp	34,460	1,328,433
Vulcan Materials Co	30,674	1,344,441
Weyerhaeuser Co	50,900	1,791,680

		77,189,384

Telecommunication Services - 3.0%

American Tower Corp ‘A’ *	97,127	4,322,152
AT&T Inc	1,424,228	34,452,075
CenturyLink Inc	72,133	2,402,750
Frontier Communications Corp	75,300	535,383
MetroPCS Communications Inc *	62,900	515,151
Qwest Communications International Inc	358,192	1,880,508
Sprint Nextel Corp *	716,627	3,038,499
Verizon Communications Inc	682,454	19,122,361
Windstream Corp	117,086	1,236,428

		67,505,307

Utilities - 3.7%

Allegheny Energy Inc	40,873	845,254
Ameren Corp	57,397	1,364,327
American Electric Power Co Inc	115,357	3,726,031
CenterPoint Energy Inc	100,366	1,320,817
CMS Energy Corp	55,300	810,145
Consolidated Edison Inc	67,926	2,927,611
Constellation Energy Group Inc	48,350	1,559,287
Dominion Resources Inc	144,470	5,596,768
DTE Energy Co	40,489	1,846,703
Duke Energy Corp	316,200	5,059,200
Edison International	78,400	2,486,848
Entergy Corp	45,500	3,258,710
EQT Corp	34,600	1,250,444
Exelon Corp	159,097	6,040,913
FirstEnergy Corp	73,473	2,588,454
Integrys Energy Group Inc	18,420	805,691
NextEra Energy Inc	99,852	4,868,784
Nicor Inc	10,900	441,450
NiSource Inc	66,573	965,308
Northeast Utilities	42,200	1,075,256
NRG Energy Inc *	63,031	1,336,888
ONEOK Inc	25,614	1,107,805
Pepco Holdings Inc	53,500	838,880
PG&E Corp	89,635	3,683,998
Pinnacle West Capital Corp	25,900	941,724
PPL Corp	112,910	2,817,104
Progress Energy Inc	69,092	2,709,788
Public Service Enterprise Group Inc	121,800	3,815,994
Questar Corp	42,201	1,919,723
SCANA Corp	27,201	972,708
Sempra Energy	59,662	2,791,585
Southern Co	198,589	6,609,042
TECO Energy Inc	51,400	774,598
The AES Corp *	160,882	1,486,550
Wisconsin Energy Corp	28,100	1,425,794
Xcel Energy Inc	110,533	2,278,085

		84,348,267

Total Common Stocks
(Cost $2,196,499,397)		2,246,979,992

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $4,413,501; collateralized by U.S. Treasury Notes: 1.000% due 01/31/11 and value $4,503,525)	$4,413,501	$4,413,501

Total Short-Term Investment
(Cost $4,413,501)		4,413,501

TOTAL INVESTMENTS - 99.9%
(Cost $2,200,912,898)		2,251,393,493

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,714,097

NET ASSETS - 100.0%		$2,253,107,590

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	18.7%
Financials	16.3%
Health Care	12.1%
Consumer Staples	11.5%
Energy	10.6%
Industrials	10.3%
Consumer Discretionary	10.1%
Utilities	3.7%
Materials	3.4%
Telecommunication Services	3.0%
Short-Term Investment	0.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
S&P 500 E-Mini (09/10)	175	$9,397,040	($414,290)

(d)	As of June 30, 2010, $951,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$2,246,979,992	$2,246,979,992	$-	$-
	Short-Term Investment	4,413,501	-	4,413,501	-

		2,251,393,493	2,246,979,992	4,413,501	-

Liabilities	Equity Derivatives (2)	(414,290)	(414,290)	-	-

	Total	$2,250,979,203	$2,246,565,702	$4,413,501	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.8%

Consumer Discretionary - 14.8%

99 Cents Only Stores *	4,170	$61,716
AH Belo Corp ‘A’ *	10,591	70,324
America’s Car-Mart Inc *	3,138	71,013
American Greetings Corp ‘A’	21,040	394,710
Arctic Cat Inc *	7,171	65,328
Ascent Media Corp ‘A’ *	8,587	216,908
Audiovox Corp ‘A’ *	10,258	75,396
Autoliv Inc *	122,000	5,837,700
Barnes & Noble Inc	20,925	269,932
Beazer Homes USA Inc *	42,293	153,524
bebe Stores Inc	15,246	97,574
Biglari Holdings Inc *	733	210,298
Blyth Inc	2,453	83,574
Bob Evans Farms Inc	17,050	419,771
Borders Group Inc *	29,766	39,589
Boyd Gaming Corp *	29,473	250,226
Brown Shoe Co Inc	539,061	8,182,946
Brunswick Corp	313,200	3,893,076
Build-A-Bear Workshop Inc *	10,458	70,905
Cabela’s Inc *	22,626	319,932
Callaway Golf Co	36,163	218,425
Cavco Industries Inc *	3,157	111,063
Charming Shoppes Inc *	65,488	245,580
Christopher & Banks Corp	9,734	60,253
Churchill Downs Inc	5,427	178,006
Cinemark Holdings Inc	31,213	410,451
CKX Inc *	25,957	129,525
Collective Brands Inc *	11,651	184,086
Columbia Sportswear Co	6,439	300,508
Core-Mark Holding Co Inc *	5,178	141,877
Cracker Barrel Old Country Store Inc	1,071	49,866
CSS Industries Inc	3,996	65,934
Dana Holding Corp *	6,136	61,360
Dex One Corp *	25,721	488,699
Dillard’s Inc ‘A’	25,653	551,539
Domino’s Pizza Inc *	13,593	153,601
Drew Industries Inc *	124,070	2,506,214
Ethan Allen Interiors Inc	213,972	2,993,468
EW Scripps Co ‘A’ *	18,896	140,397
Exide Technologies *	32,291	167,913
Fisher Communications Inc *	4,256	71,671
Fred’s Inc ‘A’	611,467	6,762,825
Furniture Brands International Inc *	24,795	129,430
Gaiam Inc ‘A’	10,064	61,088
Gaylord Entertainment Co *	19,442	429,474
Genesco Inc *	12,205	321,114
Gentex Corp	457,600	8,227,648
Gray Television Inc *	28,444	68,550
Group 1 Automotive Inc *	344,351	8,102,579
Haverty Furniture Cos Inc	9,530	117,124
Helen of Troy Ltd * (Bermuda)	17,277	381,131
Hooker Furniture Corp	6,624	70,612
Hot Topic Inc	14,965	76,022
Hovnanian Enterprises Inc ‘A’ *	28,760	105,837
Iconix Brand Group Inc *	40,503	582,028
Isle of Capri Casinos Inc *	8,283	76,701
Jack in the Box Inc *	2,256	43,879
JAKKS Pacific Inc *	15,818	227,463
Jones Apparel Group Inc	48,674	771,483
Journal Communications Inc ‘A’ *	22,409	88,964
K-Swiss Inc ‘A’ *	7,759	87,134
Kid Brands Inc *	6,433	45,224
La-Z-Boy Inc *	596,278	4,430,346
Landry’s Restaurants Inc *	4,292	104,982
Libbey Inc *	9,314	120,896
Life Time Fitness Inc *	2,726	86,660
Lifetime Brands Inc *	5,550	81,141
LIN TV Corp ‘A’ *	16,822	91,007
Lions Gate Entertainment Corp * (Canada)	11,639	81,240
Lithia Motors Inc ‘A’	11,012	68,054
Live Nation Entertainment Inc *	77,845	813,480
LodgeNet Interactive Corp *	11,068	41,062
M.D.C. Holdings Inc	167,400	4,511,430
M/I Homes Inc *	10,661	102,772
Mac-Gray Corp	7,064	78,693
Marcus Corp	11,974	113,274
MarineMax Inc *	12,685	88,034
Media General Inc ‘A’ *	10,262	100,157
Mediacom Communications Corp ‘A’ *	23,396	157,221
Meritage Homes Corp *	17,970	292,552
Modine Manufacturing Co *	26,155	200,870
Morgans Hotel Group Co *	8,799	54,202
Movado Group Inc *	9,038	96,526
Multimedia Games Inc *	14,708	66,186
O’Charley’s Inc *	10,728	56,858
OfficeMax Inc *	29,848	389,815
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	50,855	376,327
Pacific Sunwear of California Inc *	38,312	122,598
Papa John’s International Inc *	2,752	63,626
Penske Auto Group Inc *	15,144	172,036
Perry Ellis International Inc *	5,549	112,090
Pier 1 Imports Inc *	616,900	3,954,329
Pinnacle Entertainment Inc *	31,566	298,614
Quiksilver Inc *	72,844	269,523
Radio One Inc *	20,670	26,458
RC2 Corp *	11,368	183,138
Red Lion Hotels Corp *	7,966	47,557
Red Robin Gourmet Burgers Inc *	8,836	151,626
Regis Corp	385,458	6,001,581
Rent-A-Center Inc *	36,771	744,980
Ruby Tuesday Inc *	36,322	308,737
Saks Inc *	630,219	4,783,362
Scholastic Corp	17,053	411,318
Scientific Games Corp ‘A’ *	17,590	161,828
Sealy Corp *	18,696	49,918
Select Comfort Corp *	5,036	44,065
Shoe Carnival Inc *	4,573	93,792
Sinclair Broadcast Group Inc ‘A’ *	25,168	146,729
Skyline Corp	4,126	74,309
Sonic Automotive Inc ‘A’ *	19,018	162,794
Spartan Motors Inc	18,850	79,170
Speedway Motorsports Inc	6,987	94,744
Stage Stores Inc	22,045	235,441
Standard Motor Products Inc	8,645	69,765
Standard Pacific Corp *	60,305	200,816
Stein Mart Inc *	9,566	59,596
Steinway Musical Instruments Inc *	3,525	62,710
Stewart Enterprises Inc ‘A’	46,102	249,412
Superior Industries International Inc	9,718	130,610
The Bon-Ton Stores Inc *	4,652	45,357
The Cato Corp ‘A’	285,748	6,292,171
The Children’s Place Retail Stores Inc *	1,607	70,740
The Dress Barn Inc *	2,318	55,192
The Finish Line Inc ‘A’	20,045	279,227
The Gymboree Corp *	68,700	2,934,177
The Men’s Wearhouse Inc	467,863	8,589,965
The Pep Boys-Manny, Moe & Jack	29,931	265,189
The Ryland Group Inc	24,625	389,567
The Talbots Inc *	5,475	56,447
The Timberland Co ‘A’ *	178,403	2,881,208
The Wet Seal Inc ‘A’ *	17,054	62,247
Thor Industries Inc	487,800	11,585,250
Tuesday Morning Corp *	17,538	69,977
Unifi Inc *	24,504	93,605
UniFirst Corp	7,830	344,677
Universal Electronics Inc *	4,991	83,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Vail Resorts Inc *	20,116	$702,250
Warner Music Group Corp *	18,110	88,015
West Marine Inc *	8,930	97,158
Weyco Group Inc	2,446	55,720
Winnebago Industries Inc *	352,250	3,501,365

		127,504,749

Consumer Staples - 1.3%

Alliance One International Inc *	49,074	174,703
American Italian Pasta Co ‘A’ *	9,325	493,013
B&G Foods Inc ‘A’	12,645	136,313
Casey’s General Stores Inc	17,479	610,017
Central Garden & Pet Co ‘A’ *	32,139	288,287
Chiquita Brands International Inc *	25,122	305,232
Darling International Inc *	12,294	92,328
Dole Food Co Inc *	19,864	207,182
Elizabeth Arden Inc *	13,886	201,625
Farmer Bros. Co	4,181	63,091
Fresh Del Monte Produce Inc * (Cayman)	22,018	445,644
Imperial Sugar Co	7,375	74,487
Ingles Markets Inc ‘A’	7,413	111,566
John B. Sanfilippo & Son Inc *	4,882	70,643
Lancaster Colony Corp	45,000	2,401,200
Nash Finch Co	7,049	240,794
Nutraceutical International Corp *	6,220	94,917
Oil-Dri Corp of America	2,833	65,017
Pilgrim’s Pride Corp *	16,061	105,521
Prestige Brands Holdings Inc *	24,610	174,239
Rite Aid Corp *	284,116	278,434
Ruddick Corp	11,785	365,217
Sanderson Farms Inc	1,449	73,522
Seneca Foods Corp ‘A’ *	4,527	146,041
Smart Balance Inc *	19,934	81,530
Spartan Stores Inc	12,927	177,358
Spectrum Brands Holdings Inc *	10,122	256,694
The Andersons Inc	10,323	336,427
The Great Atlantic & Pacific Tea Co Inc *	13,893	54,183
The Hain Celestial Group Inc *	22,806	459,997
The Pantry Inc *	11,928	168,304
TreeHouse Foods Inc *	19,375	884,662
Universal Corp	13,322	528,617
Vector Group Ltd	7,940	133,551
Village Super Market ‘A’	1,965	51,581
Weis Markets Inc	6,214	204,503
Winn-Dixie Stores Inc *	31,002	298,859

		10,855,299

Energy - 9.9%

Allis-Chalmers Energy Inc *	21,020	43,301
Approach Resources Inc *	7,684	52,866
ATP Oil & Gas Corp *	24,762	262,230
Atwood Oceanics Inc *	251,500	6,418,280
Basic Energy Services Inc *	13,153	101,278
Berry Petroleum Co ‘A’	28,425	731,091
Bill Barrett Corp *	25,317	779,004
BPZ Resources Inc *	41,124	170,665
Bristow Group Inc *	276,775	8,137,185
Cal Dive International Inc *	51,575	301,714
Cheniere Energy Inc *	21,999	62,037
Cloud Peak Energy Inc *	14,116	187,178
Complete Production Services Inc *	43,080	616,044
Contango Oil & Gas Co *	2,276	101,851
Crosstex Energy Inc *	23,345	149,641
CVR Energy Inc *	17,199	129,336
Dawson Geophysical Co *	4,434	94,311
Delek US Holdings Inc	8,183	59,736
Delta Petroleum Corp *	104,060	89,492
DHT Maritime Inc	28,256	108,786
Energy Partners Ltd *	15,878	193,870
Gastar Exploration Ltd * (Canada)	24,779	89,452
General Maritime Corp	28,986	175,075
Georesources Inc *	7,509	104,600
Global Industries Ltd *	1,034,434	4,644,609
GMX Resources Inc *	17,240	111,888
Golar LNG Ltd (Bermuda)	19,294	190,432
Goodrich Petroleum Corp *	13,746	164,952
Green Plains Renewable Energy Inc *	9,184	93,860
Gulf Island Fabrication Inc	8,091	125,572
GulfMark Offshore Inc ‘A’ *	12,658	331,640
Harvest Natural Resources Inc *	18,957	139,713
Helix Energy Solutions Group Inc *	612,574	6,597,422
Hercules Offshore Inc *	64,022	155,573
Hornbeck Offshore Services Inc *	12,861	187,771
International Coal Group Inc *	73,355	282,417
James River Coal Co *	3,059	48,699
Key Energy Services Inc *	65,786	603,915
Knightsbridge Tankers Ltd (Bermuda)	9,923	174,546
Matrix Service Co *	12,831	119,457
Miller Petroleum Inc *	10,795	62,179
Natural Gas Services Group Inc *	6,952	105,184
Newpark Resources Inc *	46,574	281,773
Nordic American Tanker Shipping Ltd (Bermuda)	25,882	727,025
Oil States International Inc *	191,100	7,563,738
Overseas Shipholding Group Inc	144,002	5,333,834
Parker Drilling Co *	64,658	255,399
Patriot Coal Corp *	43,609	512,406
Penn Virginia Corp	25,270	508,180
Petroleum Development Corp *	10,791	276,465
PetroQuest Energy Inc *	24,125	163,085
PHI Inc *	7,679	108,197
Pioneer Drilling Co *	30,057	170,423
Resolute Energy Corp *	19,072	233,441
REX American Resources Corp *	4,482	71,712
Rex Energy Corp *	15,107	152,581
Rosetta Resources Inc *	11,546	228,726
Rowan Cos Inc *	473,400	10,386,396
Seahawk Drilling Inc *	5,993	58,252
Ship Finance International Ltd (Bermuda)	24,663	440,974
Stone Energy Corp *	22,473	250,799
Superior Well Services Inc *	12,781	213,698
Swift Energy Co *	21,066	566,886
T-3 Energy Services Inc *	7,418	206,962
Teekay Corp	215,900	5,650,103
Teekay Tankers Ltd ‘A’	14,990	166,839
Tesco Corp * (Canada)	16,502	202,645
TETRA Technologies Inc *	37,140	337,231
Tidewater Inc	212,000	8,208,640
Union Drilling Inc *	8,491	46,785
Unit Corp *	179,200	7,273,728
USEC Inc *	63,346	301,527
Vaalco Energy Inc *	25,540	143,024
Vantage Drilling Co * (Cayman)	70,030	94,541
Venoco Inc *	8,780	144,607
W&T Offshore Inc	18,023	170,498
Warren Resources Inc *	34,651	100,488
Western Refining Inc *	28,728	144,502
Willbros Group Inc *	21,591	159,773
World Fuel Services Corp	14,569	377,920

		85,532,655

Financials - 23.9%

1st Source Corp	8,456	143,076
1st United Bancorp Inc *	12,664	93,207
Abington Bancorp Inc	12,139	105,852
Acadia Realty Trust REIT	18,150	305,283
Advance America Cash Advance Centers Inc	27,356	112,980
Agree Realty Corp REIT	5,148	120,051
Alexander’s Inc REIT	413	125,106
Alliance Financial Corp	2,744	76,283
Alterra Capital Holdings Ltd (Bermuda)	52,929	994,007

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

American Campus Communities Inc REIT	29,094	$793,975
American Capital Agency Corp REIT	18,142	479,312
American Capital Ltd *	188,439	908,276
American Equity Investment Life Holding Co	32,501	335,410
American National Bankshares Inc	3,602	77,047
American National Insurance Co	60,651	4,910,911
American Physicians Capital Inc	4,824	148,820
American Physicians Service Group Inc	4,363	106,675
American Safety Insurance Holdings Ltd * (Bermuda)	6,403	100,655
Ameris Bancorp *	13,539	130,788
Amerisafe Inc *	11,184	196,279
Ames National Corp	4,729	92,405
AmTrust Financial Services Inc	13,320	160,373
Anworth Mortgage Asset Corp REIT	62,635	445,961
Apollo Commercial Real Estate Finance Inc REIT	6,647	109,410
Apollo Investment Corp	108,345	1,010,859
Argo Group International Holdings Ltd (Bermuda)	17,307	529,421
Arrow Financial Corp	4,977	114,969
Arthur J. Gallagher & Co	208,300	5,078,354
Ashford Hospitality Trust Inc REIT *	23,163	169,785
Aspen Insurance Holdings Ltd (Bermuda)	395,000	9,772,300
Associated Estates Realty Corp REIT	9,014	116,731
Asta Funding Inc	6,889	67,994
Astoria Financial Corp	47,795	657,659
Avatar Holdings Inc *	5,160	98,969
Baldwin & Lyons Inc ‘B’	5,106	107,277
BancFirst Corp	3,796	138,516
Banco Latinoamericano de Comerico Exterior SA ‘E’ (Panama)	14,959	186,838
Bancorp Rhode Island Inc	2,301	60,286
Bank Mutual Corp	25,329	143,869
Bank of Marin Bancorp	3,024	96,556
Bank of the Ozarks Inc	6,328	224,454
BankFinancial Corp	10,879	90,404
Beneficial Mutual Bancorp Inc *	19,306	190,743
Berkshire Hills Bancorp Inc	7,805	152,041
BioMed Realty Trust Inc REIT	63,062	1,014,668
BlackRock Kelso Capital Corp	31,422	310,135
BofI Holding Inc *	4,264	60,208
Boston Private Financial Holdings Inc	38,991	250,712
Bridge Bancorp Inc	2,502	60,749
Brookline Bancorp Inc	32,425	287,934
Bryn Mawr Bank Corp	5,015	84,152
Calamos Asset Management Inc ‘A’	11,166	103,620
Camden National Corp	4,339	119,192
Capital City Bank Group Inc	6,712	83,095
Capital Southwest Corp	1,644	144,524
CapLease Inc REIT	33,373	153,850
Capstead Mortgage Corp REIT	37,798	418,046
Cardinal Financial Corp	16,366	151,222
Cash America International Inc	11,248	385,469
Cathay General Bancorp	43,183	446,080
CBL & Associates Properties Inc REIT	76,937	957,096
Cedar Shopping Centers Inc REIT	31,144	187,487
Center Financial Corp *	20,166	103,855
Centerstate Banks Inc	12,525	126,377
Chatham Lodging Trust REIT *	5,511	98,482
Chemical Financial Corp	246,870	5,376,829
Chesapeake Lodging Trust REIT *	5,263	83,261
Citizens & Northern Corp	7,161	76,623
Citizens Inc *	20,790	138,461
Citizens Republic Bancorp Inc *	221,307	188,111
City Holding Co	8,556	238,541
Clifton Savings Bancorp Inc	6,213	53,742
CNA Surety Corp *	10,316	165,778
CNB Financial Corp	5,378	59,050
CNO Financial Group Inc *	113,758	563,102
CoBiz Financial Inc	18,675	123,068
Cogdell Spencer Inc REIT	25,100	169,676
Cohen & Steers Inc	2,180	45,213
Colonial Properties Trust REIT	39,051	567,411
Colony Financial Inc REIT	8,693	146,912
Columbia Banking System Inc	21,887	399,657
Community Bank System Inc	18,328	403,766
Community Trust Bancorp Inc	7,522	188,802
Compass Diversified Holdings	16,625	222,941
Consolidated-Tomoka Land Co	3,295	93,908
Cousins Properties Inc REIT	49,770	335,450
Cowen Group Inc ‘A’ *	21,180	86,838
CreXus Investment Corp REIT	8,420	104,661
CVB Financial Corp	49,836	473,442
Cypress Sharpridge Investments Inc REIT	8,985	113,750
Danvers Bancorp Inc	10,809	156,190
DCT Industrial Trust Inc REIT	117,146	529,500
Delphi Financial Group Inc ‘A’	26,364	643,545
DiamondRock Hospitality Co REIT *	85,700	704,454
Dime Community Bancshares Inc	15,148	186,775
Donegal Group Inc ‘A’	7,039	86,509
DuPont Fabros Technology Inc REIT	14,513	356,439
Dynex Capital Inc REIT	8,899	82,138
Eagle Bancorp Inc *	9,551	112,511
EastGroup Properties Inc REIT	8,183	291,151
Education Realty Trust Inc REIT	32,561	196,343
EMC Insurance Group Inc	3,183	69,803
Encore Bancshares Inc *	4,948	48,936
Encore Capital Group Inc *	2,759	56,863
Enstar Group Ltd * (Bermuda)	3,996	265,494
Enterprise Financial Services Corp	8,625	83,145
Entertainment Properties Trust REIT	25,735	979,731
Equity Lifestyle Properties Inc REIT	5,059	243,996
Equity One Inc REIT	17,331	270,364
Erie Indemnity Co ‘A’	133,828	6,089,174
ESB Financial Corp	5,384	70,261
ESSA Bancorp Inc	8,420	103,650
Excel Trust Inc REIT *	8,962	107,544
Extra Space Storage Inc REIT	48,878	679,404
F.N.B. Corp	62,959	505,561
FBL Financial Group Inc ‘A’	7,565	158,865
FBR Capital Markets Corp *	29,677	98,824
Federal Agricultural Mortgage Corp ‘C’	5,561	78,021
FelCor Lodging Trust Inc REIT *	19,879	99,196
Fifth Street Finance Corp	25,498	281,243
Financial Institutions Inc	6,448	114,516
First American Financial Corp	53,255	675,273
First Bancorp Inc ME	5,163	67,790
First BanCorp PR *	51,717	27,410
First Bank Corp NC	8,426	122,093
First Busey Corp	29,704	134,559
First Commonwealth Financial Corp	47,831	251,113
First Community Bancshares Inc	9,013	132,401
First Financial Bancorp	32,201	481,405
First Financial Bankshares Inc	6,216	298,927
First Financial Corp	6,137	158,396
First Financial Holdings Inc	9,466	108,386
First Industrial Realty Trust Inc REIT *	35,466	170,946
First Interstate Bancsystem Inc	6,912	108,726
First Merchants Corp	14,358	121,756
First Mercury Financial Corp	8,789	92,988
First Midwest Bancorp Inc	41,211	501,126
First Potomac Realty Trust REIT	21,001	301,784
First South Bancorp Inc	5,154	54,684
FirstMerit Corp	59,387	1,017,299
Flagstar Bancorp Inc *	26,128	82,042
Flagstone Reinsurance Holdings SA (Luxembourg)	29,638	320,683
Flushing Financial Corp	17,533	214,429
Forestar Group Inc *	20,454	367,354
FPIC Insurance Group Inc *	5,925	151,976
Franklin Street Properties Corp REIT	38,247	451,697
GAMCO Investors Inc ‘A’	1,579	58,739

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

German American Bancorp Inc	6,500	$99,450
Getty Realty Corp REIT	6,554	146,875
GFI Group Inc	15,534	86,680
Glacier Bancorp Inc	39,785	583,646
Gladstone Capital Corp	12,104	130,844
Gladstone Commercial Corp REIT	5,635	92,076
Gladstone Investment Corp	13,157	76,705
Gleacher & Co Inc *	23,106	58,920
Glimcher Realty Trust REIT	39,134	234,021
Golub Capital BDC Inc	4,330	62,439
Government Properties Income Trust REIT	11,987	305,908
Great Southern Bancorp Inc	5,641	114,569
Green Bankshares Inc *	6,741	86,083
Greenlight Capital Re Ltd ‘A’ * (Cayman)	16,186	407,725
Hallmark Financial Services Inc *	7,370	73,332
Hancock Holding Co	15,890	530,090
Hanmi Financial Corp *	29,675	37,391
Harleysville Group Inc	6,750	209,453
Harris & Harris Group Inc *	18,986	77,653
Hatteras Financial Corp REIT	19,623	545,912
HCC Insurance Holdings Inc	41,700	1,032,492
Healthcare Realty Trust Inc REIT	34,298	753,527
Heartland Financial USA Inc	7,467	129,030
Hercules Technology Growth Capital Inc	20,420	188,068
Heritage Financial Corp *	5,877	87,979
Hersha Hospitality Trust REIT	62,531	282,640
Highwoods Properties Inc REIT	37,500	1,041,000
Hilltop Holdings Inc *	23,192	232,152
Home Bancorp Inc *	4,864	62,794
Home BancShares Inc	12,280	280,107
Home Federal Bancorp Inc	9,719	122,751
Home Properties Inc REIT	14,652	660,366
Horace Mann Educators Corp	22,151	338,910
Hudson Valley Holding Corp	6,373	147,344
IBERIABANK Corp	14,715	757,528
Independent Bank Corp	11,749	289,965
Infinity Property & Casualty Corp	7,307	337,437
Inland Real Estate Corp REIT	41,378	327,714
International Assets Holding Corp *	7,148	114,368
International Bancshares Corp	29,483	492,071
Invesco Mortgage Capital Inc REIT	14,700	294,147
Investment Technology Group Inc *	23,515	377,651
Investors Bancorp Inc *	23,103	303,111
Investors Real Estate Trust REIT	41,550	366,886
iStar Financial Inc REIT *	52,376	233,597
JMP Group Inc	8,598	53,222
Kansas City Life Insurance Co	2,338	69,135
KBW Inc *	6,528	139,960
Kearny Financial Corp	8,420	77,127
Kilroy Realty Corp REIT	30,116	895,349
Kite Realty Group Trust REIT	31,170	130,291
Knight Capital Group Inc ‘A’ *	51,595	711,495
LaBranche & Co Inc *	21,336	91,318
Lakeland Bancorp Inc	11,874	101,166
Lakeland Financial Corp	9,005	179,920
LaSalle Hotel Properties REIT	38,942	801,037
Lexington Realty Trust REIT	54,364	326,728
LTC Properties Inc REIT	11,028	267,650
Maiden Holdings Ltd (Bermuda)	29,100	191,187
Main Street Capital Corp	7,311	109,153
MainSource Financial Group Inc	11,655	83,566
Marlin Business Services Corp *	5,186	62,699
MB Financial Inc	29,405	540,758
MCG Capital Corp	43,379	209,521
Meadowbrook Insurance Group Inc	31,354	270,585
Medallion Financial Corp	9,820	64,812
Medical Properties Trust Inc REIT	61,703	582,476
Merchants Bancshares Inc	2,800	62,216
Meridian Interstate Bancorp Inc *	5,732	62,479
Metro Bancorp Inc *	7,651	94,413
MF Global Holdings Ltd *	47,743	272,613
MFA Financial Inc REIT	152,440	1,128,056
MGIC Investment Corp *	111,520	768,373
Mid-America Apartment Communities Inc REIT	6,394	329,099
MidSouth Bancorp Inc	4,611	58,882
MidWestOne Financial Group Inc	4,234	65,542
Mission West Properties Inc REIT	11,187	76,295
Monmouth Real Estate Investment Corp ‘A’ REIT	16,540	122,231
Montpelier Re Holdings Ltd (Bermuda)	541,807	8,089,179
MPG Office Trust Inc REIT *	27,241	79,816
MVC Capital Inc	13,066	168,813
Nara Bancorp Inc *	21,305	179,601
National Bankshares Inc	3,969	96,169
National Financial Partners Corp *	24,080	235,262
National Health Investors Inc REIT	7,848	302,619
National Interstate Corp	4,284	84,909
National Penn Bancshares Inc	69,962	420,472
National Retail Properties Inc REIT	45,509	975,713
National Western Life Insurance Co ‘A’	1,202	183,618
NBT Bancorp Inc	18,936	386,673
Nelnet Inc ‘A’	13,541	261,070
NewAlliance Bancshares Inc	57,802	647,960
Newcastle Investment Corp REIT *	36,078	96,689
NewStar Financial Inc *	15,321	97,442
NGP Capital Resources Co	12,514	89,725
Northfield Bancorp Inc	10,312	133,850
NorthStar Realty Finance Corp REIT	42,524	113,539
Northwest Bancshares Inc	60,161	690,047
NYMAGIC Inc	3,256	62,808
OceanFirst Financial Corp	8,204	99,022
Ocwen Financial Corp *	41,647	424,383
Old National Bancorp	48,076	498,067
Old Republic International Corp	961,800	11,666,634
Omega Healthcare Investors Inc REIT	41,283	822,770
OmniAmerican Bancorp Inc *	7,081	79,944
One Liberty Properties Inc REIT	5,176	77,174
Oppenheimer Holdings Inc ‘A’	5,679	136,012
Oriental Financial Group Inc	18,572	235,122
Oritani Financial Corp	20,741	207,410
Orrstown Financial Services Inc	3,834	84,846
Pacific Continental Corp	10,716	101,481
PacWest Bancorp	17,183	314,621
Park National Corp	6,736	438,109
Parkway Properties Inc REIT	12,236	178,279
Peapack-Gladstone Financial Corp	5,197	60,805
Pebblebrook Hotel Trust REIT *	10,873	204,956
PennantPark Investment Corp	18,107	172,922
Penns Woods Bancorp Inc	2,309	70,240
Pennsylvania REIT	30,897	377,561
Pennymac Mortgage Investment Trust REIT *	9,200	146,280
Penson Worldwide Inc *	11,657	65,745
Peoples Bancorp Inc	6,113	88,639
PHH Corp *	30,600	582,624
PICO Holdings Inc *	12,593	377,412
Pinnacle Financial Partners Inc *	18,607	239,100
Piper Jaffray Cos *	9,623	310,053
Platinum Underwriters Holdings Ltd (Bermuda)	25,100	910,879
PMA Capital Corp ‘A’ *	19,131	125,308
Post Properties Inc REIT	27,089	615,733
Potlatch Corp REIT	10,603	378,845
Presidential Life Corp	11,755	106,971
Primerica Inc *	13,198	282,965
PrivateBancorp Inc	28,504	315,824
ProAssurance Corp *	18,144	1,029,853
Prospect Capital Corp	37,511	361,981
Prosperity Bancshares Inc	25,619	890,260
Protective Life Corp	710,793	15,203,862
Provident Financial Services Inc	33,126	387,243
Provident New York Bancorp	21,541	190,638

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
PS Business Parks Inc REIT	8,145	$454,328
Radian Group Inc	74,009	535,825
RAIT Financial Trust REIT *	45,475	85,038
Ramco-Gershenson Properties Trust REIT	21,346	215,595
Redwood Trust Inc REIT	43,048	630,223
Renasant Corp	11,698	167,866
Republic Bancorp Inc ‘A’	5,484	122,842
Resource Capital Corp REIT	25,115	142,653
Retail Opportunity Investments Corp	23,218	224,054
RLI Corp	119,052	6,251,421
Rockville Financial Inc	5,074	60,431
Roma Financial Corp	4,917	53,399
S&T Bancorp Inc	13,759	271,878
S.Y. Bancorp Inc	5,619	129,125
Safeguard Scientifics Inc *	10,871	114,798
Safety Insurance Group Inc	7,304	270,394
Sanders Morris Harris Group Inc	12,344	68,509
Sandy Spring Bancorp Inc	13,547	189,793
Saul Centers Inc REIT	1,450	58,914
SCBT Financial Corp	7,165	252,351
SeaBright Insurance Holdings Inc	13,320	126,274
Selective Insurance Group Inc	30,044	446,454
Sierra Bancorp	5,613	64,550
Simmons First National Corp ‘A’	9,400	246,844
Solar Capital Ltd	3,351	64,540
Southside Bancshares Inc	8,891	174,619
Southwest Bancorp Inc	11,020	146,456
Sovran Self Storage Inc REIT	15,269	525,712
StanCorp Financial Group Inc	158,700	6,433,698
Starwood Property Trust Inc REIT	26,704	452,633
State Auto Financial Corp	8,370	129,819
State Bancorp Inc	9,920	94,240
StellarOne Corp	12,837	163,928
Sterling Bancorp	15,212	136,908
Sterling Bancshares Inc	50,970	240,069
Stewart Information Services Corp	10,102	91,120
Stifel Financial Corp *	962	41,741
Strategic Hotels & Resorts Inc REIT *	59,821	262,614
Suffolk Bancorp	3,868	119,676
Sun Communities Inc REIT	10,952	284,314
Sunstone Hotel Investors Inc REIT *	55,260	548,732
Susquehanna Bancshares Inc	71,880	598,760
SVB Financial Group *	23,042	950,022
SWS Group Inc	15,824	150,328
Tanger Factory Outlet Centers Inc REIT	9,543	394,889
Taylor Capital Group Inc *	5,616	72,671
Tejon Ranch Co *	4,931	113,807
Terreno Realty Corp REIT *	5,630	99,707
Territorial Bancorp Inc	7,043	133,465
Texas Capital Bancshares Inc *	20,255	332,182
The Bancorp Inc *	13,086	102,463
The First Marblehead Corp *	32,957	77,449
The First of Long Island Corp	3,389	87,131
The Hanover Insurance Group Inc	168,800	7,342,800
The Navigators Group Inc *	6,925	284,825
The Phoenix Cos Inc *	65,131	137,426
The PMI Group Inc *	79,935	231,012
The Student Loan Corp	2,155	51,892
THL Credit Inc *	5,289	60,824
Thomas Properties Group Inc	21,051	69,679
TICC Capital Corp	15,720	132,048
Tompkins Financial Corp	4,305	162,514
Tower Bancorp Inc	3,256	71,274
Tower Group Inc	389,916	8,394,891
TowneBank	13,145	190,865
TradeStation Group Inc *	17,687	119,387
Transatlantic Holdings Inc	59,700	2,863,212
Triangle Capital Corp	7,252	103,123
Trico Bancshares	7,952	134,627
Trustco Bank Corp NY	558,357	3,126,799
Trustmark Corp	34,883	726,264
Two Harbors Investment Corp REIT	15,401	127,058
U-Store-It Trust REIT	51,600	384,936
UMB Financial Corp	17,335	616,433
UMH Properties Inc REIT	7,051	71,004
Umpqua Holdings Corp	63,342	727,166
Union First Market Bankshares Corp	10,173	124,721
United America Indemnity Ltd ‘A’ * (Cayman)	16,067	118,253
United Bankshares Inc	21,454	513,609
United Community Banks Inc *	52,468	207,249
United Financial Bancorp Inc	9,543	130,262
United Fire & Casualty Co	13,058	258,810
Universal Health Realty Income Trust REIT	3,198	102,752
Universal Insurance Holdings Inc	11,301	47,238
Univest Corp of Pennsylvania	9,321	161,440
Validus Holdings Ltd (Bermuda)	349,400	8,532,348
ViewPoint Financial Group	3,935	54,500
Virginia Commerce Bancorp Inc *	11,847	74,044
Walter Investment Management Corp REIT	14,539	237,713
Washington Banking Co	9,042	115,647
Washington REIT	25,172	694,495
Washington Trust Bancorp Inc	7,939	135,281
Webster Financial Corp	36,324	651,653
WesBanco Inc	12,752	214,871
West Bancorp Inc *	9,478	64,545
West Coast Bancorp	52,420	133,671
Westamerica Bancorp	8,686	456,189
Western Alliance Bancorp *	32,879	235,742
Westfield Financial Inc	17,049	142,018
Whitney Holding Corp	51,899	480,066
Wilshire Bancorp Inc	11,325	99,094
Winthrop Realty Trust REIT	10,586	135,607
Wintrust Financial Corp	17,263	575,548
World Acceptance Corp *	4,775	182,930
WSFS Financial Corp	2,820	101,323

		206,058,479

Health Care - 5.3%

Affymetrix Inc *	35,723	210,766
Albany Molecular Research Inc *	14,650	75,741
Alkermes Inc *	37,932	472,253
Allied Healthcare International Inc *	26,226	60,844
American Dental Partners Inc *	9,130	110,564
AMERIGROUP Corp *	24,284	788,744
AMN Healthcare Services Inc *	10,627	79,490
AmSurg Corp *	17,299	308,268
Analogic Corp	2,162	98,393
AngioDynamics Inc *	14,102	208,005
Assisted Living Concepts Inc ‘A’ *	5,697	168,574
BMP Sunstone Corp *	14,471	74,526
Cambrex Corp *	19,633	61,844
Cantel Medical Corp	7,421	123,931
Capital Senior Living Corp *	16,545	82,229
CardioNet Inc *	10,445	57,239
Celera Corp *	43,442	284,545
Centene Corp *	26,923	578,844
Chindex International Inc *	4,954	62,074
CONMED Corp *	16,461	306,668
Cross Country Healthcare Inc *	17,853	160,498
CryoLife Inc *	15,165	81,739
Cutera Inc *	7,751	71,387
Cynosure Inc ‘A’ *	6,087	65,557
Cypress Bioscience Inc *	22,044	50,701
DynaVox Inc ‘A’ *	4,825	77,248
Enzon Pharmaceuticals Inc *	11,601	123,551
Exelixis Inc *	30,331	105,249
Five Star Quality Care Inc *	18,602	56,178
Gentiva Health Services Inc *	10,730	289,817
Greatbatch Inc *	12,900	287,799
Hanger Orthopedic Group Inc *	7,429	133,425

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
HealthSouth Corp *	3,688	$69,002
Healthspring Inc *	32,179	499,096
Healthways Inc *	19,221	229,114
ICU Medical Inc *	5,010	161,172
Impax Laboratories Inc *	4,220	80,433
Invacare Corp	15,219	315,642
Kendle International Inc *	8,268	95,247
Kindred Healthcare Inc *	21,835	280,361
Lexicon Pharmaceuticals Inc *	80,178	102,628
Magellan Health Services Inc *	18,450	670,104
Martek Biosciences Corp *	18,632	441,765
Maxygen Inc *	17,218	95,216
MedCath Corp *	11,795	92,709
Medical Action Industries Inc *	8,309	99,625
Medicis Pharmaceutical Corp ‘A’	33,824	740,069
Molina Healthcare Inc *	3,050	87,840
National Healthcare Corp	4,914	169,336
Owens & Minor Inc	7,262	206,096
Palomar Medical Technologies Inc *	4,877	54,574
Par Pharmaceutical Cos Inc *	19,917	517,045
Pharmaceutical Product Development Inc	346,100	8,794,401
PharMerica Corp *	10,456	153,285
Psychiatric Solutions Inc *	8,562	280,149
RehabCare Group Inc *	11,237	244,742
Res-Care Inc *	14,250	137,655
RTI Biologics Inc *	30,135	88,296
Select Medical Holdings Corp *	28,062	190,260
Skilled Healthcare Group Inc ‘A’ *	11,557	78,472
Solta Medical Inc *	25,791	49,003
STERIS Corp	290,273	9,021,685
Sun Healthcare Group Inc *	24,484	197,831
SuperGen Inc *	34,139	68,961
SurModics Inc *	4,369	71,695
Symmetry Medical Inc *	20,353	214,521
Syneron Medical Ltd * (Israel)	15,312	157,407
Teleflex Inc	142,000	7,707,760
The Medicines Co *	14,503	110,368
TomoTherapy Inc *	20,024	63,676
Triple-S Management Corp ‘B’ *	11,277	209,188
Universal American Corp *	17,656	254,246
ViroPharma Inc *	43,661	489,440
WellCare Health Plans Inc *	23,538	558,792
West Pharmaceutical Services Inc	146,300	5,338,487
Wright Medical Group Inc *	8,047	133,661
Young Innovations Inc	2,375	66,856

		45,404,602

Industrials - 26.3%

A.O. Smith Corp	89,400	4,308,186
AAR Corp *	21,576	361,182
ABM Industries Inc	485,597	10,173,257
ACCO Brands Corp *	31,683	158,098
Aceto Corp	14,959	85,715
Administaff Inc	323,900	7,825,424
Air Transport Services Group Inc *	30,528	145,313
Aircastle Ltd (Bermuda)	28,463	223,435
AirTran Holdings Inc *	73,342	355,709
Alamo Group Inc	3,564	77,339
Alaska Air Group Inc *	18,765	843,487
Albany International Corp ‘A’	12,630	204,480
AMERCO *	4,798	264,130
American Commercial Lines Inc *	5,263	118,470
American Railcar Industries Inc *	5,608	67,745
American Reprographics Co *	17,879	156,084
American Woodmark Corp	4,969	84,970
Ameron International Corp	5,146	310,458
Ampco-Pittsburgh Corp	4,458	92,860
Apogee Enterprises Inc	306,953	3,324,301
Applied Industrial Technologies Inc	171,300	4,337,316
Applied Signal Technology Inc	4,161	81,764
Argon ST Inc *	7,314	250,797
Arkansas Best Corp	14,150	293,612
Astec Industries Inc *	192,456	5,336,805
ATC Technology Corp *	6,895	111,147
Atlas Air Worldwide Holdings Inc *	14,365	682,337
Baldor Electric Co	1,738	62,707
Baltic Trading Ltd *	9,346	106,264
Barnes Group Inc	3,615	59,250
Bowne & Co Inc	6,299	70,675
Brady Corp ‘A’	306,739	7,643,936
Briggs & Stratton Corp	288,707	4,913,793
Broadwind Energy Inc *	39,625	110,950
Builders FirstSource Inc *	22,886	54,926
CAI International Inc *	4,111	48,921
Carlisle Cos Inc	274,500	9,917,685
Cascade Corp	5,133	182,786
CBIZ Inc *	12,286	78,139
CDI Corp	6,347	98,569
Celadon Group Inc *	4,811	68,028
Ceradyne Inc *	206,100	4,404,357
Chart Industries Inc *	15,887	247,519
CIRCOR International Inc	131,323	3,359,242
CLARCOR Inc	1,890	67,133
Columbus McKinnon Corp *	10,891	152,147
Comfort Systems USA Inc	21,588	208,540
Commercial Vehicle Group Inc *	13,822	141,123
Cornell Cos Inc *	6,526	175,354
Courier Corp	6,418	78,364
CRA International Inc *	5,341	100,571
Cubic Corp	4,956	180,299
Curtiss-Wright Corp	25,045	727,307
Douglas Dynamics Inc *	6,550	75,325
Ducommun Inc	5,917	101,181
Dycom Industries Inc *	21,832	186,664
Dynamic Materials Corp	4,369	70,079
DynCorp International Inc ‘A’ *	8,312	145,626
Eagle Bulk Shipping Inc *	35,133	148,261
EMCOR Group Inc *	225,837	5,232,643
Encore Wire Corp	10,785	196,179
EnergySolutions Inc	49,391	251,400
EnerSys *	19,377	414,086
Ennis Inc	11,987	179,925
EnPro Industries Inc *	6,902	194,291
ESCO Technologies Inc	14,408	371,006
Esterline Technologies Corp *	16,330	774,858
Excel Maritime Carriers Ltd * (Liberia)	21,801	111,621
Federal Signal Corp	34,657	209,328
Force Protection Inc *	38,506	157,875
Franklin Electric Co Inc	169,599	4,887,843
FreightCar America Inc	6,913	156,372
Fuel Tech Inc *	10,687	67,542
G&K Services Inc ‘A’	10,461	216,020
Gardner Denver Inc	188,100	8,387,379
Genco Shipping & Trading Ltd *	14,494	217,265
GenCorp Inc *	30,579	133,936
Generac Holdings Inc *	7,453	104,417
Genesee & Wyoming Inc ‘A’ *	228,100	8,510,411
Gibraltar Industries Inc *	606,797	6,128,650
GP Strategies Corp *	6,812	49,455
Graco Inc	271,700	7,659,223
Granite Construction Inc	272,231	6,419,207
Great Lakes Dredge & Dock Corp	21,551	129,306
Griffon Corp *	25,072	277,296
H&E Equipment Services Inc *	16,025	120,027
Hawaiian Holdings Inc *	21,808	112,747
Heidrick & Struggles International Inc	9,101	207,685
Herley Industries Inc *	7,843	111,841
Hexcel Corp *	9,288	144,057
Hill International Inc *	12,281	49,861
Horizon Lines Inc ‘A’	17,732	75,006

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Huron Consulting Group Inc *	8,463	$164,267
ICF International Inc *	6,522	156,071
Insituform Technologies Inc ‘A’ *	3,251	66,580
Insteel Industries Inc	10,114	117,525
Interline Brands Inc *	17,226	297,838
International Shipholding Corp	3,267	72,299
JetBlue Airways Corp *	135,525	744,032
Kadant Inc *	5,467	95,235
Kaman Corp	6,756	149,443
Kelly Services Inc ‘A’ *	13,316	198,009
Kennametal Inc	313,600	7,974,848
Kimball International Inc ‘B’	17,764	98,235
Korn/Ferry International *	24,320	338,048
Kratos Defense & Security Solutions Inc *	8,931	93,775
Ladish Co Inc *	8,863	201,367
Layne Christensen Co *	11,005	267,091
LB Foster Co ‘A’ *	5,933	153,783
Lincoln Electric Holdings Inc	140,600	7,169,194
LMI Aerospace Inc *	5,066	79,891
LSI Industries Inc	12,374	60,385
Lydall Inc *	9,877	75,460
M&F Worldwide Corp *	5,865	158,941
Marten Transport Ltd *	7,359	152,920
MasTec Inc *	29,193	274,414
McGrath RentCorp	8,120	184,974
Met-Pro Corp	8,527	91,751
Metalico Inc *	21,770	86,645
Michael Baker Corp *	3,901	136,145
Miller Industries Inc	5,928	79,850
Mine Safety Appliances Co	292,554	7,249,488
Mobile Mini Inc *	20,297	330,435
Moog Inc ‘A’ *	25,176	811,422
Mueller Industries Inc	342,190	8,417,874
Multi-Color Corp	6,211	63,601
MYR Group Inc *	9,599	160,207
Navigant Consulting Inc *	21,687	225,111
Nordson Corp	157,800	8,849,424
Northwest Pipe Co *	5,224	99,256
Old Dominion Freight Line Inc *	1,607	56,470
On Assignment Inc *	19,261	96,883
Orbital Sciences Corp *	18,249	287,787
Otter Tail Corp	18,981	366,903
Patriot Transportation Holding Inc *	841	68,045
Pike Electric Corp *	9,491	89,405
Pinnacle Airlines Corp *	10,773	58,605
Powell Industries Inc *	96,973	2,651,242
Primoris Services Corp	10,865	68,449
Quanex Building Products Corp	16,814	290,714
RailAmerica Inc *	13,019	129,148
Republic Airways Holdings Inc *	18,961	115,852
Robbins & Myers Inc	15,214	330,752
RSC Holdings Inc *	27,515	169,768
Rush Enterprises Inc ‘A’ *	18,084	241,602
Saia Inc *	9,160	137,400
School Specialty Inc *	7,086	128,044
Seaboard Corp	180	271,800
SFN Group Inc *	25,920	141,523
Simpson Manufacturing Co Inc	259,000	6,358,450
SkyWest Inc	657,192	8,030,886
Standex International Corp	5,973	151,416
Steelcase Inc ‘A’	37,858	293,399
Sterling Construction Co Inc *	9,282	120,109
SYKES Enterprises Inc *	20,298	288,841
TAL International Group Inc	7,410	166,503
Team Inc *	9,926	129,534
Tecumseh Products Co ‘A’ *	10,672	118,673
Teledyne Technologies Inc *	14,460	557,867
The Brink’s Co	3,988	75,892
The Dolan Co *	9,996	111,156
The Geo Group Inc *	8,683	180,172
The Greenbrier Cos Inc *	10,803	120,994
The Timken Co	112,300	2,918,677
Thermadyne Holdings Corp *	5,010	54,158
Titan International Inc	16,801	167,506
Titan Machinery Inc *	5,097	66,924
Tredegar Corp	12,761	208,260
Trinity Industries Inc	545,700	9,669,804
Triumph Group Inc	9,186	612,063
TrueBlue Inc *	9,359	104,727
Tutor Perini Corp *	14,782	243,607
Twin Disc Inc	4,921	55,903
Ultrapetrol Bahamas Ltd * (Bahamas)	13,630	59,291
United Rentals Inc *	33,865	315,622
United Stationers Inc *	4,970	270,716
Universal Forest Products Inc	281,971	8,546,541
Universal Truckload Services Inc *	3,824	53,268
US Airways Group Inc *	89,861	773,703
USA Truck Inc *	4,657	75,071
Viad Corp	10,424	183,984
Wabash National Corp *	32,334	229,895
Waste Services Inc *	15,463	180,299
Watts Water Technologies Inc ‘A’	216,445	6,203,314
Werner Enterprises Inc	20,533	449,467

		226,311,818

Information Technology - 5.4%

Actel Corp *	5,713	73,241
ADC Telecommunications Inc *	8,538	63,267
ADPT Corp *	66,200	191,318
Advanced Analogic Technologies Inc *	20,412	65,114
Advanced Energy Industries Inc *	7,829	96,218
Agilysys Inc	9,941	66,505
ANADIGICS Inc *	10,809	47,127
Anaren Inc *	7,494	111,960
Anixter International Inc *	7,807	332,578
ARRIS Group Inc *	56,091	571,567
ATMI Inc *	16,615	243,244
Aviat Networks Inc *	34,105	123,801
Avid Technology Inc *	16,763	213,393
Axcelis Technologies Inc *	54,215	84,033
AXT Inc *	11,325	51,076
Bel Fuse Inc ‘B’	5,760	95,098
Benchmark Electronics Inc *	656,238	10,401,372
BigBand Networks Inc *	16,727	50,516
Black Box Corp	10,014	279,290
Brooks Automation Inc *	15,826	122,335
Cabot Microelectronics Corp *	10,299	356,242
CACI International Inc ‘A’ *	15,632	664,047
CDC Corp ‘A’ * (Cayman)	56,115	116,719
Checkpoint Systems Inc *	13,716	238,110
CIBER Inc *	36,341	100,665
Cogent Inc *	21,570	194,346
Cognex Corp	4,908	86,283
Coherent Inc *	4,513	154,796
Cohu Inc	468,774	5,686,229
Comtech Telecommunications Corp *	9,852	294,870
CPI International Inc *	4,212	65,665
Cray Inc *	12,191	68,026
CSG Systems International Inc *	10,565	193,656
CTS Corp	13,987	129,240
Cymer Inc *	12,758	383,250
Daktronics Inc	15,883	119,123
DealerTrack Holdings Inc *	3,986	65,570
Diebold Inc	100,700	2,744,075
Digi International Inc *	12,663	104,723
Digital River Inc *	19,043	455,318
DivX Inc *	11,566	88,596
Double-Take Software Inc *	12,353	129,583
DSP Group Inc *	13,634	87,121
EarthLink Inc	60,341	480,314

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Electro Rent Corp	9,667	$123,641
Electro Scientific Industries Inc *	14,403	192,424
Electronics for Imaging Inc *	25,993	253,432
EMS Technologies Inc *	8,238	123,735
Emulex Corp *	44,465	408,189
Energy Conversion Devices Inc *	19,907	81,619
Entegris Inc *	51,206	203,288
Epicor Software Corp *	11,740	93,803
EPIQ Systems Inc *	17,379	224,710
Euronet Worldwide Inc *	27,071	346,238
Evergreen Solar Inc *	109,506	74,683
Exar Corp *	18,749	129,931
Extreme Networks Inc *	39,359	106,269
Fair Isaac Corp	25,681	559,589
FEI Co *	15,182	299,237
FormFactor Inc *	27,446	296,417
Gerber Scientific Inc *	14,544	77,810
Globecomm Systems Inc *	12,362	101,987
Harmonic Inc *	42,732	232,462
Hutchinson Technology Inc *	13,755	59,559
ICx Technologies Inc *	6,649	48,538
Imation Corp *	16,865	154,989
InfoSpace Inc *	18,033	135,608
Insight Enterprises Inc *	20,196	265,779
Integral Systems Inc *	10,259	65,145
Integrated Device Technology Inc *	34,538	170,963
Intermec Inc *	11,340	116,235
Internap Network Services Corp *	30,548	127,385
Internet Brands Inc ‘A’ *	13,119	135,519
Internet Capital Group Inc *	19,457	147,873
Intevac Inc *	8,230	87,814
IXYS Corp *	5,500	48,620
j2 Global Communications Inc *	7,920	172,973
JDA Software Group Inc *	19,078	419,334
Keynote Systems Inc	7,298	65,828
Kopin Corp *	24,166	81,923
L-1 Identity Solutions Inc *	42,374	347,043
Littelfuse Inc *	1,915	60,533
ManTech International Corp ‘A’ *	1,220	51,935
Marchex Inc ‘B’	12,788	49,234
Measurement Specialties Inc *	8,637	118,327
Mentor Graphics Corp *	34,772	307,732
Mercury Computer Systems Inc *	12,491	146,519
Methode Electronics Inc	9,488	92,413
Microsemi Corp *	28,050	410,372
Microtune Inc *	28,421	60,537
MKS Instruments Inc *	16,522	309,292
ModusLink Global Solutions Inc *	24,214	146,010
Newport Corp *	14,780	133,907
Novatel Wireless Inc *	15,817	90,790
OmniVision Technologies Inc *	7,046	151,066
Online Resources Corp *	11,327	47,007
Oplink Communications Inc *	7,495	107,403
Opnext Inc *	26,269	43,344
OSI Systems Inc *	2,484	68,981
Park Electrochemical Corp	4,607	112,457
PCTEL Inc *	12,051	60,737
Perficient Inc *	4,875	43,436
Pericom Semiconductor Corp *	13,112	125,875
Photronics Inc *	30,722	138,863
Powerwave Technologies Inc *	77,067	118,683
Quest Software Inc *	3,650	65,846
RealNetworks Inc *	47,833	157,849
Richardson Electronics Ltd	6,283	56,547
Rimage Corp *	5,875	93,001
Rofin-Sinar Technologies Inc *	233,179	4,854,787
Rogers Corp *	6,022	167,231
S1 Corp *	29,925	179,849
ScanSource Inc *	15,139	377,415
SeaChange International Inc *	9,500	78,185
Sigma Designs Inc *	14,760	147,748
Silicon Graphics International Corp *	16,694	118,194
SMART Modular Technologies Inc * (Cayman)	12,766	74,681
Sonus Networks Inc *	21,899	59,346
Spectrum Control Inc *	4,989	69,746
SRA International Inc ‘A’ *	22,208	436,831
Standard Microsystems Corp *	8,852	206,075
Sycamore Networks Inc	10,869	180,643
Symmetricom Inc *	25,561	130,105
Symyx Technologies Inc *	19,324	96,813
SYNNEX Corp *	12,279	314,588
Take-Two Interactive Software Inc *	36,423	327,807
Tekelec *	33,195	439,502
TeleCommunication Systems Inc ‘A’ *	15,935	65,971
Tessera Technologies Inc *	11,611	186,357
The Knot Inc *	8,627	67,118
THQ Inc *	10,400	44,928
Trident Microsystems Inc *	39,223	55,697
TTM Technologies Inc *	34,636	329,042
Unisys Corp *	14,385	265,979
United Online Inc	38,954	224,375
UTStarcom Inc *	66,828	122,964
ValueClick Inc *	10,363	110,780
ViaSat Inc *	11,525	375,254
X-Rite Inc *	20,373	75,176
Zoran Corp *	25,557	243,814
Zygo Corp *	8,978	72,812

		46,738,721

Materials - 5.8%

A. Schulman Inc	16,691	316,461
A.M. Castle & Co *	9,508	132,066
American Vanguard Corp	11,921	94,534
Aptargroup Inc	164,900	6,236,518
Arch Chemicals Inc	5,022	154,376
Boise Inc *	38,526	211,508
Brush Engineered Materials Inc *	10,524	210,270
Buckeye Technologies Inc *	21,984	218,741
Cabot Corp	255,300	6,155,283
Century Aluminum Co *	35,548	313,889
Clearwater Paper Corp *	1,707	93,475
Coeur d’Alene Mines Corp *	45,592	719,442
Ferro Corp *	27,435	202,196
Georgia Gulf Corp *	18,351	244,802
Glatfelter	25,236	273,811
Graham Packaging Co Inc *	9,281	111,094
Graphic Packaging Holding Co *	62,777	197,748
H.B. Fuller Co	25,375	481,871
Haynes International Inc	6,031	185,936
Headwaters Inc *	34,518	98,031
Hecla Mining Co *	134,636	702,800
Horsehead Holding Corp *	23,503	177,683
Innophos Holdings Inc	9,099	237,302
Kaiser Aluminum Corp	8,390	290,881
KapStone Paper & Packaging Corp *	21,391	238,296
Landec Corp *	12,823	75,527
Louisiana-Pacific Corp *	70,442	471,257
Metals USA Holdings Corp *	3,274	48,946
Minerals Technologies Inc	9,619	457,287
Myers Industries Inc	20,061	162,293
Neenah Paper Inc	4,313	78,928
Olin Corp	18,229	329,763
Olympic Steel Inc	5,211	119,697
OM Group Inc *	17,151	409,223
PolyOne Corp *	16,160	136,067
Quaker Chemical Corp	1,880	50,929
Rock-Tenn Co ‘A’	13,803	685,595
Rockwood Holdings Inc *	7,632	173,170
RPM International Inc	506,500	9,035,960
RTI International Metals Inc *	14,564	351,138

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Sensient Technologies Corp	265,914	$6,895,150
Silgan Holdings Inc	14,948	424,224
Spartech Corp *	9,769	100,132
Texas Industries Inc	11,643	343,934
Thompson Creek Metals Co Inc * (Canada)	67,692	587,567
TPC Group Inc *	4,568	75,829
Universal Stainless & Alloy *	4,074	65,143
US Energy Corp *	15,847	75,273
W.R. Grace & Co *	34,030	715,991
Wausau Paper Corp *	23,455	158,790
Westlake Chemical Corp	510,751	9,484,646
Worthington Industries Inc	13,132	168,878
Zoltek Cos Inc *	16,028	135,757

		50,116,108

Telecommunication Services - 0.2%

Cincinnati Bell Inc *	83,551	251,489
Consolidated Communications Holdings Inc	3,919	66,662
FiberTower Corp *	25,975	122,602
General Communication Inc ‘A’ *	27,103	205,712
Global Crossing Ltd * (Bermuda)	7,339	77,573
Globalstar Inc *	43,120	66,405
IDT Corp ‘B’ *	8,209	104,665
Iridium Communications Inc *	19,576	196,543
PAETEC Holding Corp *	23,539	80,268
Premiere Global Services Inc *	33,301	211,128
USA Mobility Inc	6,382	82,455
Vonage Holdings Corp *	35,906	82,584

		1,548,086

Utilities - 4.9%

ALLETE Inc	17,167	587,798
American States Water Co	10,383	344,093
Artesian Resources Corp ‘A’	4,316	79,673
Atmos Energy Corp	140,800	3,807,232
Avista Corp	30,545	596,544
Black Hills Corp	21,661	616,689
California Water Service Group	10,763	384,239
Central Vermont Public Service Corp	7,337	144,832
CH Energy Group Inc	8,732	342,644
Chesapeake Utilities Corp	5,351	168,021
Cleco Corp	33,574	886,689
Connecticut Water Service Inc	5,216	109,640
Consolidated Water Co Ltd (Cayman)	8,715	99,177
Dynegy Inc *	56,100	215,985
El Paso Electric Co *	24,733	478,584
Energen Corp	171,000	7,580,430
IDACORP Inc	26,607	885,215
MGE Energy Inc	12,910	465,276
Middlesex Water Co	8,263	130,969
New Jersey Resources Corp	22,348	786,650
Nicor Inc	24,629	997,474
Northwest Natural Gas Co	14,460	630,022
NorthWestern Corp	20,090	526,358
NV Energy Inc	859,400	10,149,514
Piedmont Natural Gas Co Inc	39,213	992,089
PNM Resources Inc	468,211	5,234,599
Portland General Electric Co	41,409	759,027
SJW Corp	7,477	175,261
South Jersey Industries Inc	13,540	581,678
Southwest Gas Corp	24,921	735,170
Southwest Water Co	9,861	103,343
The Empire District Electric Co	22,386	420,185
The Laclede Group Inc	12,066	399,747
UIL Holdings Corp	16,788	420,204
UniSource Energy Corp	20,032	604,566
Unitil Corp	6,543	136,814
WGL Holdings Inc	27,438	933,715
York Water Co	7,906	112,265

		42,622,411

Total Common Stocks
(Cost $999,754,751)		842,692,928

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	6,098	92,507

Total Closed-End Mutual Fund
(Cost $97,241)		92,507

EXCHANGE-TRADED FUND - 0.6%

iShares Russell 2000 Value Index Fund	89,600	5,110,784

Total Exchange-Traded Fund
(Cost $6,260,254)		5,110,784

	Principal
	Amount

SHORT-TERM INVESTMENTS - 2.3%

U.S. Government Agency Issues - 1.6%

Federal Farm Credit Bank 0.120% due 07/01/10	$6,630,000	6,629,998
Federal Home Loan Bank 0.001% due 07/01/10	7,305,000	7,305,000

		13,934,998

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $6,119,353; collateralized by U.S. Treasury Notes: 0.875% - 1.125% due 01/31/11 - 06/30/11 and value $6,246,500)	6,119,353	6,119,353

Total Short-Term Investments
(Cost $20,054,351)		20,054,351

TOTAL INVESTMENTS - 100.7%
(Cost $1,026,166,597)		867,950,570

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(6,233,987)

NET ASSETS - 100.0%		$861,716,583

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Industrials	26.3%
Financials	23.9%
Consumer Discretionary	14.8%
Energy	9.9%
Materials	5.8%
Information Technology	5.4%
Health Care	5.3%
Utilities	4.9%
Short-Term Investments	2.3%
Consumer Staples	1.3%
Exchange-Traded Fund	0.6%
Telecommunication Services	0.2%
Closed-End Mutual Fund	0.0%

100.7%
Other Assets & Liabilities, Net	(0.7%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Russell 2000 Mini (09/10)	56	$3,490,858	($87,178)

(d)	As of June 30, 2010, $462,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$842,692,928	$842,692,928	$-	$-
	Closed-End Mutual Fund	92,507	92,507	-	-
	Exchange-Traded Fund	5,110,784	5,110,784	-	-
	Short-Term Investments	20,054,351	-	20,054,351	-

		867,950,570	847,896,219	20,054,351	-

Liabilities	Equity Derivatives (2)	(87,178)	(87,178)	-	-

	Total	$867,863,392	$847,809,041	$20,054,351	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Energy - 0.0%

GreenHunter Energy Inc Exp. 09/14/11 * + Δ	209	$-
Zion Oil & Gas Inc Exp. 07/15/10 *	2,375	48

Total Rights
(Cost $0)		48

COMMON STOCKS - 98.5%

Consumer Discretionary - 13.5%

99 Cents Only Stores *	20,080	297,184
AFC Enterprises Inc *	11,936	108,618
AH Belo Corp ‘A’ *	8,973	59,581
Ambassadors Group Inc	8,876	100,210
America’s Car-Mart Inc *	4,567	103,351
American Axle & Manufacturing Holdings Inc *	26,100	191,313
American Greetings Corp ‘A’	17,491	328,131
American Public Education Inc *	8,078	353,009
Amerigon Inc *	9,636	71,114
Ameristar Casinos Inc	12,404	186,804
AnnTaylor Stores Corp *	25,601	416,528
Arbitron Inc	11,630	298,077
Arctic Cat Inc *	5,895	53,703
Asbury Automotive Group Inc *	12,803	134,944
Ascent Media Corp ‘A’ *	7,132	180,154
Audiovox Corp ‘A’ *	9,014	66,253
Ballantyne Strong Inc *	6,888	49,869
Barnes & Noble Inc	16,477	212,553
Beazer Homes USA Inc *	32,817	119,126
bebe Stores Inc	14,612	93,517
Belo Corp ‘A’ *	40,622	231,139
Big 5 Sporting Goods Corp	9,888	129,928
Biglari Holdings Inc *	641	183,903
BJ’s Restaurants Inc *	10,024	236,566
Blue Nile Inc *	5,538	260,729
Blyth Inc	2,667	90,865
Bob Evans Farms Inc	13,501	332,395
Boyd Gaming Corp *	23,693	201,154
Bridgepoint Education Inc *	8,527	134,812
Brown Shoe Co Inc	19,114	290,151
Brunswick Corp	38,712	481,190
Buffalo Wild Wings Inc *	7,949	290,774
Build-A-Bear Workshop Inc *	8,202	55,610
Cabela’s Inc *	17,487	247,266
California Pizza Kitchen Inc *	8,693	131,699
Callaway Golf Co	28,534	172,345
Capella Education Co *	7,325	595,889
Carter’s Inc *	25,821	677,801
Casual Male Retail Group Inc *	19,567	66,919
Cavco Industries Inc *	3,062	107,721
CEC Entertainment Inc *	9,576	337,650
Charming Shoppes Inc *	51,549	193,309
Cherokee Inc	4,140	70,794
Christopher & Banks Corp	16,331	101,089
Churchill Downs Inc	5,165	169,412
Cinemark Holdings Inc	25,011	328,895
Citi Trends Inc *	6,589	217,042
CKE Restaurants Inc	24,099	301,960
CKX Inc *	24,787	123,687
Coinstar Inc *	13,750	590,837
Coldwater Creek Inc *	27,101	91,059
Collective Brands Inc *	28,151	444,786
Columbia Sportswear Co	5,075	236,850
Cooper Tire & Rubber Co	26,401	514,819
Core-Mark Holding Co Inc *	4,924	134,918
Corinthian Colleges Inc *	37,931	373,620
CPI Corp	2,463	55,220
Cracker Barrel Old Country Store Inc	10,438	485,993
Crocs Inc *	37,674	398,591
CSS Industries Inc	3,597	59,351
Culp Inc *	4,453	48,805
Dana Holding Corp *	61,043	610,430
Deckers Outdoor Corp *	5,620	802,929
Denny’s Corp *	44,816	116,522
Destination Maternity Corp *	2,466	62,390
Dex One Corp *	21,515	408,785
Dillard’s Inc ‘A’	19,990	429,785
DineEquity Inc *	7,883	220,093
Domino’s Pizza Inc *	16,092	181,840
Dorman Products Inc *	4,870	99,007
Drew Industries Inc *	8,289	167,438
drugstore.com Inc *	42,479	130,835
DSW Inc ‘A’ *	6,242	140,195
Eastman Kodak Co *	116,836	507,068
Entercom Communications Corp ‘A’ *	11,020	97,196
Entravision Communications Corp ‘A’ *	24,156	50,969
Ethan Allen Interiors Inc	10,879	152,197
EW Scripps Co ‘A’ *	14,905	110,744
Exide Technologies *	33,261	172,957
Express Inc *	6,952	113,804
Fisher Communications Inc *	3,428	57,728
Fred’s Inc ‘A’	17,554	194,147
Fuel Systems Solutions Inc *	6,142	159,385
Furniture Brands International Inc *	19,528	101,936
G-III Apparel Group Ltd *	6,978	159,726
Gaiam Inc ‘A’	8,128	49,337
Gaylord Entertainment Co *	15,334	338,728
Genesco Inc *	10,527	276,965
Global Sources Ltd * (Bermuda)	10,569	82,861
Grand Canyon Education Inc *	13,589	318,390
Gray Television Inc *	22,642	54,567
Group 1 Automotive Inc *	10,721	252,265
Harte-Hanks Inc	17,028	177,943
Haverty Furniture Cos Inc	8,369	102,855
Hawk Corp ‘A’ *	2,506	63,778
Helen of Troy Ltd * (Bermuda)	13,617	300,391
hhgregg Inc *	5,813	135,559
Hibbett Sports Inc *	12,638	302,806
Hooker Furniture Corp	5,553	59,195
Hot Topic Inc	19,773	100,447
Hovnanian Enterprises Inc ‘A’ *	23,138	85,148
HSN Inc *	17,084	410,016
Iconix Brand Group Inc *	31,680	455,242
Interval Leisure Group Inc *	17,668	219,967
iRobot Corp *	9,318	175,085
Isle of Capri Casinos Inc *	7,416	68,672
Jack in the Box Inc *	23,854	463,960
JAKKS Pacific Inc *	12,831	184,510
Jamba Inc *	29,072	61,923
Jo-Ann Stores Inc *	11,915	446,932
Jones Apparel Group Inc	38,170	604,994
Jos. A. Bank Clothiers Inc *	7,998	431,812
Journal Communications Inc ‘A’ *	19,943	79,174
K-Swiss Inc ‘A’ *	12,057	135,400
K12 Inc *	11,055	245,200
Kirkland’s Inc *	7,529	127,052
Knology Inc *	13,877	151,676
Krispy Kreme Doughnuts Inc *	26,814	90,363
La-Z-Boy Inc *	23,088	171,544
Landry’s Restaurants Inc *	3,447	84,314
LeapFrog Enterprises Inc *	15,502	62,318
Lee Enterprises Inc *	21,155	54,368
Libbey Inc *	7,516	97,558

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Life Time Fitness Inc *	18,164	$577,434
Lifetime Brands Inc *	4,601	67,267
LIN TV Corp ‘A’ *	13,729	74,274
Lincoln Educational Services Corp *	7,172	147,671
Lions Gate Entertainment Corp * (Canada)	30,126	210,279
Lithia Motors Inc ‘A’	9,739	60,187
Live Nation Entertainment Inc *	61,595	643,668
Liz Claiborne Inc *	41,790	176,354
LodgeNet Interactive Corp *	12,075	44,798
Lumber Liquidators Holdings Inc *	9,791	228,424
M/I Homes Inc *	8,454	81,497
Mac-Gray Corp	5,700	63,498
Maidenform Brands Inc *	10,174	207,143
Marcus Corp	10,029	94,874
MarineMax Inc *	10,391	72,114
Martha Stewart Living Omnimedia Inc ‘A’ *	12,404	61,028
Matthews International Corp ‘A’	12,994	380,464
McCormick & Schmick’s Seafood Restaurants Inc *	7,391	55,137
Media General Inc ‘A’ *	10,211	99,659
Mediacom Communications Corp ‘A’ *	18,654	125,355
Meritage Homes Corp *	13,953	227,155
Midas Inc *	6,286	48,214
Modine Manufacturing Co *	20,312	155,996
Monro Muffler Brake Inc	8,684	343,279
Morgans Hotel Group Co *	10,966	67,551
Movado Group Inc *	7,300	77,964
Multimedia Games Inc *	13,500	60,750
National CineMedia Inc	19,084	317,939
National Presto Industries Inc	2,121	196,956
NutriSystem Inc	13,707	314,439
O’Charley’s Inc *	9,051	47,970
OfficeMax Inc *	36,920	482,175
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	40,219	297,621
Overstock.com Inc *	6,623	119,678
Oxford Industries Inc	6,490	135,836
P.F. Chang’s China Bistro Inc	10,076	399,513
Pacific Sunwear of California Inc *	30,242	96,774
Papa John’s International Inc *	9,255	213,976
Peet’s Coffee & Tea Inc *	5,171	203,065
Penske Auto Group Inc *	19,136	217,385
Perry Ellis International Inc *	4,711	95,162
PetMed Express Inc	10,223	181,969
Pier 1 Imports Inc *	45,673	292,764
Pinnacle Entertainment Inc *	27,062	256,007
Polaris Industries Inc	13,517	738,299
Pool Corp	21,731	476,344
Pre-Paid Legal Services Inc *	3,273	148,889
Quiksilver Inc *	57,038	211,041
RC2 Corp *	9,773	157,443
RCN Corp *	15,655	231,851
Red Robin Gourmet Burgers Inc *	6,979	119,760
Regis Corp	24,874	387,288
Rent-A-Center Inc *	28,466	576,721
Rentrak Corp *	4,557	110,872
Retail Ventures Inc *	10,825	84,652
Ruby Tuesday Inc *	28,328	240,788
Rue21 Inc *	6,457	195,905
Ruth’s Hospitality Group Inc *	13,758	57,508
Saks Inc *	58,802	446,307
Sally Beauty Holdings Inc *	41,225	338,045
Scholastic Corp	13,332	321,568
Scientific Games Corp ‘A’ *	28,064	258,189
Sealy Corp *	21,940	58,580
Select Comfort Corp *	23,863	208,801
Shoe Carnival Inc *	4,272	87,619
Shuffle Master Inc *	23,817	190,774
Shutterfly Inc *	11,800	282,728
Sinclair Broadcast Group Inc ‘A’ *	20,896	121,824
Skechers U.S.A. Inc ‘A’ *	15,106	551,671
Skyline Corp	3,443	62,008
Smith & Wesson Holding Corp *	27,019	110,508
Sonic Automotive Inc ‘A’ *	17,649	151,075
Sonic Corp *	26,814	207,808
Sotheby’s	29,130	666,203
Spartan Motors Inc	14,607	61,349
Speedway Motorsports Inc	5,845	79,258
Stage Stores Inc	17,323	185,010
Standard Motor Products Inc	8,740	70,532
Standard Pacific Corp *	46,513	154,888
Stein Mart Inc *	12,324	76,779
Steiner Leisure Ltd * (Bahamas)	6,626	254,703
Steinway Musical Instruments Inc *	3,029	53,886
Steven Madden Ltd *	10,793	340,195
Stewart Enterprises Inc ‘A’	35,322	191,092
Stoneridge Inc *	7,105	53,927
Sturm Ruger & Co Inc	8,556	122,607
Superior Industries International Inc	10,165	136,618
SuperMedia Inc *	5,583	102,113
Systemax Inc	4,941	74,461
Tenneco Inc *	25,933	546,149
Texas Roadhouse Inc *	25,115	316,951
The Bon-Ton Stores Inc *	5,535	53,966
The Buckle Inc	11,323	367,092
The Cato Corp ‘A’	12,304	270,934
The Cheesecake Factory Inc *	26,226	583,791
The Children’s Place Retail Stores Inc *	12,028	529,473
The Dress Barn Inc *	25,835	615,131
The Finish Line Inc ‘A’	22,295	310,569
The Gymboree Corp *	12,865	549,464
The McClatchy Co ‘A’ *	26,434	96,220
The Men’s Wearhouse Inc	22,908	420,591
The Pep Boys-Manny, Moe & Jack	23,411	207,421
The Ryland Group Inc	19,100	302,162
The Talbots Inc *	30,424	313,671
The Timberland Co ‘A’ *	18,198	293,898
The Warnaco Group Inc *	19,300	697,502
The Wet Seal Inc ‘A’ *	45,920	167,608
True Religion Apparel Inc *	11,177	246,676
Tuesday Morning Corp *	13,578	54,176
Ulta Salon Cosmetics & Fragrance Inc *	13,759	325,538
Under Armour Inc ‘A’ *	15,325	507,717
Unifi Inc *	19,950	76,209
UniFirst Corp	6,126	269,667
Universal Electronics Inc *	6,311	104,952
Universal Technical Institute Inc *	9,213	217,795
Vail Resorts Inc *	15,791	551,264
Valassis Communications Inc *	21,694	688,134
Vitacost.com Inc *	6,640	59,694
Vitamin Shoppe Inc *	7,029	180,294
Volcom Inc *	8,650	160,630
Warner Music Group Corp *	20,151	97,934
West Marine Inc *	7,077	76,998
Weyco Group Inc	3,734	85,061
Winnebago Industries Inc *	12,560	124,846
Wolverine World Wide Inc	21,732	548,081
World Wrestling Entertainment Inc ‘A’	11,045	171,860
Zumiez Inc *	9,192	148,083

		55,810,955

Consumer Staples - 3.2%

Alliance One International Inc *	39,124	139,281
American Italian Pasta Co ‘A’ *	9,527	503,693
Arden Group Inc ‘A’	631	55,446
B&G Foods Inc ‘A’	21,321	229,840
Cal-Maine Foods Inc	6,197	197,870
Calavo Growers Inc	5,200	93,392
Casey’s General Stores Inc	22,161	773,419
Central Garden & Pet Co ‘A’ *	25,375	227,614
Chiquita Brands International Inc *	19,683	239,148

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Coca-Cola Bottling Co Consolidated	1,970	$94,402
Darling International Inc *	35,977	270,187
Diamond Foods Inc	9,504	390,614
Dole Food Co Inc *	15,938	166,233
Elizabeth Arden Inc *	11,133	161,651
Farmer Bros. Co	3,710	55,984
Fresh Del Monte Produce Inc * (Cayman)	17,175	347,622
Heckmann Corp *	39,852	184,913
Imperial Sugar Co	5,557	56,126
Ingles Markets Inc ‘A’	6,694	100,745
Inter Parfums Inc	6,835	97,262
J&J Snack Foods Corp	6,241	262,746
John B. Sanfilippo & Son Inc *	4,369	63,219
Lancaster Colony Corp	8,365	446,356
Lance Inc	11,426	188,415
Medifast Inc *	5,907	153,050
Nash Finch Co	5,760	196,762
National Beverage Corp	5,141	63,132
Nu Skin Enterprises Inc ‘A’	21,535	536,868
Nutraceutical International Corp *	4,882	74,499
Oil-Dri Corp of America	3,224	73,991
Pilgrim’s Pride Corp *	22,414	147,260
Prestige Brands Holdings Inc *	19,301	136,651
PriceSmart Inc	7,226	167,860
Revlon Inc ‘A’ *	4,994	55,733
Rite Aid Corp *	243,239	238,374
Ruddick Corp	19,117	592,436
Sanderson Farms Inc	9,836	499,079
Seneca Foods Corp ‘A’ *	3,602	116,201
Smart Balance Inc *	28,573	116,864
Spartan Stores Inc	10,450	143,374
Spectrum Brands Holdings Inc *	8,011	203,159
Star Scientific Inc *	42,892	70,343
Synutra International Inc *	8,048	130,136
The Andersons Inc	8,124	264,761
The Boston Beer Co Inc ‘A’ *	4,005	270,137
The Female Health Co	8,790	45,620
The Great Atlantic & Pacific Tea Co Inc *	15,090	58,851
The Hain Celestial Group Inc *	17,890	360,841
The Pantry Inc *	10,335	145,827
Tootsie Roll Industries Inc	10,289	243,335
TreeHouse Foods Inc *	15,048	687,092
United Natural Foods Inc *	18,786	561,326
Universal Corp	10,409	413,029
USANA Health Sciences Inc *	2,810	102,649
Vector Group Ltd	18,491	311,019
Village Super Market ‘A’	3,291	86,389
WD-40 Co	7,720	257,848
Weis Markets Inc	5,025	165,373
Winn-Dixie Stores Inc *	24,624	237,375

		13,273,422

Energy - 5.3%

American Oil & Gas Inc *	22,382	140,559
Apco Oil and Gas International Inc (Cayman)	4,236	99,588
Approach Resources Inc *	6,600	45,408
Arena Resources Inc *	17,081	544,884
ATP Oil & Gas Corp *	19,379	205,224
Basic Energy Services Inc *	10,820	83,314
Berry Petroleum Co ‘A’	22,217	571,421
Bill Barrett Corp *	19,823	609,954
Boots & Coots Inc *	37,506	110,643
BPZ Resources Inc *	42,950	178,243
Brigham Exploration Co *	50,844	781,981
Bristow Group Inc *	15,569	457,729
Cal Dive International Inc *	41,165	240,815
Callon Petroleum Co *	12,665	79,790
CAMAC Energy Inc *	22,013	82,109
CARBO Ceramics Inc	8,291	598,527
Carrizo Oil & Gas Inc *	13,724	213,134
Cheniere Energy Inc *	26,143	73,723
Clayton Williams Energy Inc *	2,677	112,755
Clean Energy Fuels Corp *	17,765	265,409
Cloud Peak Energy Inc *	13,706	181,742
Complete Production Services Inc *	34,017	486,443
Contango Oil & Gas Co *	5,260	235,385
Crosstex Energy Inc *	18,903	121,168
CVR Energy Inc *	13,963	105,002
Dawson Geophysical Co *	3,728	79,295
Delek US Holdings Inc	7,664	55,947
Delta Petroleum Corp *	85,733	73,730
DHT Maritime Inc	22,229	85,582
Dril-Quip Inc *	14,724	648,150
Endeavour International Corp *	65,573	69,507
Energy Partners Ltd *	12,963	158,278
Energy XXI Bermuda Ltd (Bermuda)	22,063	348,154
FX Energy Inc *	20,862	75,520
Gastar Exploration Ltd * (Canada)	20,048	72,373
General Maritime Corp	22,865	138,105
Georesources Inc *	6,038	84,109
Global Industries Ltd *	44,823	201,255
GMX Resources Inc *	13,746	89,212
Golar LNG Ltd (Bermuda)	16,299	160,871
Goodrich Petroleum Corp *	10,789	129,468
Green Plains Renewable Energy Inc *	7,257	74,167
Gulf Island Fabrication Inc	6,618	102,711
GulfMark Offshore Inc ‘A’ *	10,223	267,843
Gulfport Energy Corp *	12,140	143,980
Harvest Natural Resources Inc *	15,131	111,515
Helix Energy Solutions Group Inc *	44,974	484,370
Hercules Offshore Inc *	51,786	125,840
Hornbeck Offshore Services Inc *	10,153	148,234
Houston American Energy Corp	8,163	80,487
International Coal Group Inc *	57,043	219,616
ION Geophysical Corp *	55,788	194,142
James River Coal Co *	12,068	192,123
Key Energy Services Inc *	54,802	503,082
Knightsbridge Tankers Ltd (Bermuda)	7,691	135,285
Kodiak Oil & Gas Corp * (Canada)	52,342	166,971
L&L Energy Inc *	7,440	63,984
Lufkin Industries Inc	13,121	511,588
Magnum Hunter Resources Corp *	22,047	96,125
Matrix Service Co *	11,902	110,808
McMoRan Exploration Co *	36,333	403,660
Miller Petroleum Inc *	8,253	47,537
Natural Gas Services Group Inc *	5,677	85,893
Newpark Resources Inc *	39,351	238,074
Nordic American Tanker Shipping Ltd (Bermuda)	20,232	568,317
Northern Oil & Gas Inc *	19,479	250,110
Overseas Shipholding Group Inc	10,962	406,032
OYO Geospace Corp *	1,893	91,773
Panhandle Oil & Gas Inc ‘A’	3,417	90,311
Parker Drilling Co *	51,492	203,393
Patriot Coal Corp *	33,957	398,995
Penn Virginia Corp	19,883	399,847
Petroleum Development Corp *	8,583	219,896
PetroQuest Energy Inc *	24,294	164,227
PHI Inc *	6,146	86,597
Pioneer Drilling Co *	24,048	136,352
RAM Energy Resources Inc *	26,959	55,805
Rentech Inc *	98,564	97,578
Resolute Energy Corp *	16,798	205,608
REX American Resources Corp *	3,571	57,136
Rex Energy Corp *	14,413	145,571
Rosetta Resources Inc *	23,173	459,057
RPC Inc	12,767	174,270
Scorpio Tankers Inc *	6,262	71,700
Seahawk Drilling Inc *	5,460	53,071
Ship Finance International Ltd (Bermuda)	19,369	346,318
Stone Energy Corp *	18,875	210,645

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Superior Well Services Inc *	10,190	$170,377
Swift Energy Co *	16,462	442,992
Syntroleum Corp *	32,200	52,808
T-3 Energy Services Inc *	5,943	165,810
Teekay Tankers Ltd ‘A’	11,883	132,258
Tesco Corp * (Canada)	13,446	165,117
TETRA Technologies Inc *	33,015	299,776
TransAtlantic Petroleum Ltd * (Bermuda)	63,548	201,447
Uranium Energy Corp *	28,206	66,566
USEC Inc *	49,517	235,701
Vaalco Energy Inc *	22,711	127,182
Vantage Drilling Co * (Cayman)	57,532	77,668
Venoco Inc *	8,905	146,665
W&T Offshore Inc	15,650	148,049
Warren Resources Inc *	32,727	94,908
Western Refining Inc *	23,508	118,245
Willbros Group Inc *	17,784	131,602
World Fuel Services Corp	26,264	681,288

		21,953,609

Financials - 21.1%

1st Source Corp	6,848	115,868
1st United Bancorp Inc *	10,254	75,469
Abington Bancorp Inc	10,362	90,357
Acadia Realty Trust REIT	17,501	294,367
Advance America Cash Advance Centers Inc	24,743	102,189
Agree Realty Corp REIT	4,153	96,848
Alexander’s Inc REIT	854	258,694
Alliance Financial Corp	2,498	69,444
Alterra Capital Holdings Ltd (Bermuda)	41,462	778,656
Ambac Financial Group Inc *	117,500	78,725
American Campus Communities Inc REIT	22,656	618,282
American Capital Agency Corp REIT	14,273	377,093
American Capital Ltd *	147,691	711,871
American Equity Investment Life Holding Co	25,187	259,930
American National Bankshares Inc	3,320	71,015
American Physicians Capital Inc	3,624	111,800
American Physicians Service Group Inc	3,405	83,252
American Safety Insurance Holdings Ltd * (Bermuda)	5,042	79,260
Ameris Bancorp *	10,935	105,630
Amerisafe Inc *	8,461	148,491
Ames National Corp	3,875	75,717
AmTrust Financial Services Inc	10,045	120,942
Anworth Mortgage Asset Corp REIT	48,415	344,715
Apollo Commercial Real Estate Finance Inc REIT	5,337	87,847
Apollo Investment Corp	85,474	797,472
Argo Group International Holdings Ltd (Bermuda)	13,520	413,577
Arrow Financial Corp	4,410	101,871
Artio Global Investors Inc	12,265	193,051
Ashford Hospitality Trust Inc REIT *	18,507	135,656
Associated Estates Realty Corp REIT	14,640	189,588
Astoria Financial Corp	37,254	512,615
Avatar Holdings Inc *	4,280	82,090
Baldwin & Lyons Inc ‘B’	4,168	87,570
BancFirst Corp	3,043	111,039
Banco Latinoamericano de Comerico Exterior SA ‘E’ (Panama)	12,525	156,437
Bank Mutual Corp	21,255	120,728
Bank of Marin Bancorp	2,647	84,519
Bank of the Ozarks Inc	5,690	201,824
BankFinancial Corp	10,025	83,308
Beneficial Mutual Bancorp Inc *	15,453	152,676
Berkshire Hills Bancorp Inc	6,500	126,620
BGC Partners Inc ‘A’	25,270	129,130
BioMed Realty Trust Inc REIT	48,999	788,394
BlackRock Kelso Capital Corp	24,681	243,601
BofI Holding Inc *	3,333	47,062
Boston Private Financial Holdings Inc	30,596	196,732
Bridge Bancorp Inc	3,280	79,638
Brookline Bancorp Inc	26,027	231,120
Bryn Mawr Bank Corp	4,230	70,979
Calamos Asset Management Inc ‘A’	8,428	78,212
Camden National Corp	3,539	97,216
Capital City Bank Group Inc	5,614	69,501
Capital Southwest Corp	1,280	112,525
CapLease Inc REIT	26,655	122,880
Capstead Mortgage Corp REIT	29,492	326,181
Cardinal Financial Corp	13,195	121,922
Cardtronics Inc *	12,144	157,386
Cash America International Inc	12,923	442,871
Cathay General Bancorp	34,294	354,257
CBL & Associates Properties Inc REIT	59,951	745,790
Cedar Shopping Centers Inc REIT	24,589	148,026
Center Financial Corp *	16,089	82,858
Centerstate Banks Inc	10,034	101,243
Chatham Lodging Trust REIT *	4,364	77,985
Chemical Financial Corp	10,715	233,373
Chesapeake Lodging Trust REIT *	4,302	68,058
Citizens & Northern Corp	5,737	61,386
Citizens Inc *	15,954	106,254
Citizens Republic Bancorp Inc *	175,207	148,926
City Holding Co	6,800	189,584
CNA Surety Corp *	7,768	124,832
CNB Financial Corp	4,744	52,089
CNO Financial Group Inc *	96,172	476,051
CoBiz Financial Inc	15,382	101,367
Cogdell Spencer Inc REIT	20,214	136,647
Cohen & Steers Inc	7,398	153,435
Colonial Properties Trust REIT	30,507	443,267
Colony Financial Inc REIT	6,853	115,816
Columbia Banking System Inc	17,086	311,990
Community Bank System Inc	14,406	317,364
Community Trust Bancorp Inc	6,122	153,662
Compass Diversified Holdings	14,611	195,933
Consolidated-Tomoka Land Co	2,668	76,038
Cousins Properties Inc REIT	39,078	263,386
Cowen Group Inc ‘A’ *	16,259	66,662
Credit Acceptance Corp *	2,835	138,263
CreXus Investment Corp REIT	6,729	83,641
CVB Financial Corp	38,862	369,189
Cypress Sharpridge Investments Inc REIT	7,069	89,494
Danvers Bancorp Inc	8,816	127,391
DCT Industrial Trust Inc REIT	92,466	417,946
Delphi Financial Group Inc ‘A’	20,325	496,133
Diamond Hill Investment Group Inc	1,123	63,663
DiamondRock Hospitality Co REIT *	66,572	547,222
Dime Community Bancshares Inc	12,305	151,721
Dollar Financial Corp *	10,994	217,571
Donegal Group Inc ‘A’	5,910	72,634
Duff & Phelps Corp ‘A’	12,165	153,644
DuPont Fabros Technology Inc REIT	17,827	437,831
Dynex Capital Inc REIT	8,683	80,144
Eagle Bancorp Inc *	7,603	89,563
EastGroup Properties Inc REIT	11,567	411,554
Education Realty Trust Inc REIT	25,850	155,875
eHealth Inc *	10,679	121,420
EMC Insurance Group Inc	2,549	55,900
Employers Holdings Inc	18,655	274,788
Encore Capital Group Inc *	6,295	129,740
Enstar Group Ltd * (Bermuda)	3,040	201,978
Enterprise Financial Services Corp	7,360	70,950
Entertainment Properties Trust REIT	19,996	761,248
Epoch Holding Corp	6,105	74,908
Equity Lifestyle Properties Inc REIT	11,088	534,774
Equity One Inc REIT	15,547	242,533
ESB Financial Corp	4,759	62,105
ESSA Bancorp Inc	7,729	95,144
Evercore Partners Inc ‘A’	6,744	157,472

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

Excel Trust Inc REIT *	7,336	$88,032
Extra Space Storage Inc REIT	38,043	528,798
Ezcorp Inc ‘A’ *	20,307	376,695
F.N.B. Corp	49,694	399,043
FBL Financial Group Inc ‘A’	5,795	121,695
FBR Capital Markets Corp *	23,047	76,746
Federal Agricultural Mortgage Corp ‘C’	4,413	61,914
FelCor Lodging Trust Inc REIT *	29,365	146,531
Fifth Street Finance Corp	19,539	215,515
Financial Engines Inc *	6,018	81,845
Financial Institutions Inc	5,120	90,931
First American Financial Corp	44,710	566,923
First Bancorp Inc ME	4,500	59,085
First Bank Corp NC	6,781	98,257
First Busey Corp	24,179	109,531
First Cash Financial Services Inc *	13,389	291,880
First Commonwealth Financial Corp	37,887	198,907
First Community Bancshares Inc	7,213	105,959
First Financial Bancorp	25,061	374,662
First Financial Bankshares Inc	8,893	427,664
First Financial Corp	5,021	129,592
First Financial Holdings Inc	7,806	89,379
First Industrial Realty Trust Inc REIT *	28,292	136,367
First Interstate Bancsystem Inc	5,804	91,297
First Merchants Corp	11,922	101,099
First Mercury Financial Corp	6,938	73,404
First Midwest Bancorp Inc	32,110	390,458
First Potomac Realty Trust REIT	16,474	236,731
FirstMerit Corp	46,337	793,753
Flagstar Bancorp Inc *	20,887	65,585
Flagstone Reinsurance Holdings SA (Luxembourg)	22,942	248,232
Flushing Financial Corp	13,969	170,841
Forestar Group Inc *	15,998	287,324
FPIC Insurance Group Inc *	4,549	116,682
Franklin Street Properties Corp REIT	30,013	354,454
GAMCO Investors Inc ‘A’	2,987	111,116
German American Bancorp Inc	5,499	84,135
Getty Realty Corp REIT	9,139	204,805
GFI Group Inc	28,477	158,902
Glacier Bancorp Inc	31,132	456,706
Gladstone Capital Corp	9,320	100,749
Gladstone Commercial Corp REIT	5,366	87,680
Gladstone Investment Corp	11,090	64,655
Gleacher & Co Inc *	33,558	85,573
Glimcher Realty Trust REIT	30,263	180,973
Golub Capital BDC Inc	3,277	47,254
Government Properties Income Trust REIT	9,191	234,554
Great Southern Bancorp Inc	4,512	91,639
Green Bankshares Inc *	5,584	71,308
Greenlight Capital Re Ltd ‘A’ * (Cayman)	12,487	314,548
Hallmark Financial Services Inc *	5,573	55,451
Hancock Holding Co	12,440	414,998
Harleysville Group Inc	5,156	159,991
Harris & Harris Group Inc *	14,244	58,258
Hatteras Financial Corp REIT	15,197	422,781
Healthcare Realty Trust Inc REIT	26,696	586,511
Heartland Financial USA Inc	6,054	104,613
Hercules Technology Growth Capital Inc	15,969	147,074
Heritage Financial Corp *	4,275	63,997
Hersha Hospitality Trust REIT	48,992	221,444
Highwoods Properties Inc REIT	30,477	846,041
Hilltop Holdings Inc *	18,056	180,741
Home Bancorp Inc *	4,571	59,012
Home BancShares Inc	9,698	221,211
Home Federal Bancorp Inc	8,159	103,048
Home Properties Inc REIT	16,817	757,942
Horace Mann Educators Corp	17,094	261,538
Hudson Valley Holding Corp	5,158	119,253
IBERIABANK Corp	11,475	590,733
Independent Bank Corp	9,360	231,005
Infinity Property & Casualty Corp	5,906	272,739
Inland Real Estate Corp REIT	32,653	258,612
International Assets Holding Corp *	5,725	91,600
International Bancshares Corp	23,010	384,037
Invesco Mortgage Capital Inc REIT	11,039	220,890
Investment Technology Group Inc *	18,270	293,416
Investors Bancorp Inc *	20,757	272,332
Investors Real Estate Trust REIT	33,677	297,368
iStar Financial Inc REIT *	41,669	185,844
JMP Group Inc	7,123	44,091
Kansas City Life Insurance Co	1,914	56,597
KBW Inc *	15,281	327,625
Kearny Financial Corp	7,087	64,917
Kennedy-Wilson Holdings Inc *	9,616	97,122
Kilroy Realty Corp REIT	23,218	690,271
Kite Realty Group Trust REIT	25,065	104,772
Knight Capital Group Inc ‘A’ *	40,119	553,241
LaBranche & Co Inc *	16,489	70,573
Ladenburg Thalmann Financial Services Inc *	41,067	51,334
Lakeland Bancorp Inc	9,609	81,869
Lakeland Financial Corp	7,281	145,474
LaSalle Hotel Properties REIT	30,195	621,111
Lexington Realty Trust REIT	43,265	260,023
Life Partners Holdings Inc	3,656	74,802
LTC Properties Inc REIT	10,418	252,845
Maiden Holdings Ltd (Bermuda)	23,291	153,022
Main Street Capital Corp	5,623	83,951
MainSource Financial Group Inc	9,939	71,263
MarketAxess Holdings Inc	11,922	164,404
Marlin Business Services Corp *	4,220	51,020
MB Financial Inc	23,014	423,227
MCG Capital Corp	33,569	162,138
Meadowbrook Insurance Group Inc	24,193	208,786
Medallion Financial Corp	9,340	61,644
Medical Properties Trust Inc REIT	48,213	455,131
Merchants Bancshares Inc	2,683	59,616
Meridian Interstate Bancorp Inc *	4,989	54,380
Metro Bancorp Inc *	6,185	76,323
MF Global Holdings Ltd *	37,128	212,001
MFA Financial Inc REIT	118,146	874,280
MGIC Investment Corp *	87,400	602,186
Mid-America Apartment Communities Inc REIT	12,848	661,287
MidWestOne Financial Group Inc	3,670	56,812
Mission West Properties Inc REIT	11,158	76,098
Monmouth Real Estate Investment Corp ‘A’ REIT	14,406	106,460
Montpelier Re Holdings Ltd (Bermuda)	30,591	456,724
MPG Office Trust Inc REIT *	22,650	66,364
MVC Capital Inc	10,761	139,032
Nara Bancorp Inc *	16,990	143,226
National Bankshares Inc	3,437	83,278
National Financial Partners Corp *	18,597	181,693
National Health Investors Inc REIT	10,534	406,191
National Interstate Corp	3,143	62,294
National Penn Bancshares Inc	55,685	334,667
National Retail Properties Inc REIT	35,373	758,397
National Western Life Insurance Co ‘A’	939	143,442
NBT Bancorp Inc	14,936	304,993
Nelnet Inc ‘A’	11,663	224,863
NewAlliance Bancshares Inc	45,478	509,808
Newcastle Investment Corp REIT *	27,759	74,394
NewStar Financial Inc *	13,207	83,997
NGP Capital Resources Co	10,131	72,639
Northfield Bancorp Inc	8,478	110,044
NorthStar Realty Finance Corp REIT	34,819	92,967
Northwest Bancshares Inc	47,539	545,272
OceanFirst Financial Corp	6,897	83,247
Ocwen Financial Corp *	32,381	329,962
Old National Bancorp	37,590	389,432
Omega Healthcare Investors Inc REIT	39,613	789,487

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
OmniAmerican Bancorp Inc *	6,064	$68,463
One Liberty Properties Inc REIT	4,057	60,490
Oppenheimer Holdings Inc ‘A’	4,396	105,284
optionsXpress Holdings Inc *	17,723	278,960
Oriental Financial Group Inc	14,344	181,595
Oritani Financial Corp	24,027	240,270
Orrstown Financial Services Inc	3,129	69,245
Pacific Continental Corp	8,772	83,071
PacWest Bancorp	13,596	248,943
Park National Corp	5,359	348,549
Parkway Properties Inc REIT	9,994	145,613
Peapack-Gladstone Financial Corp	4,233	49,526
Pebblebrook Hotel Trust REIT *	8,490	160,036
PennantPark Investment Corp	14,047	134,149
Penns Woods Bancorp Inc	2,176	66,194
Pennsylvania REIT	24,307	297,032
Pennymac Mortgage Investment Trust REIT *	7,931	126,103
Penson Worldwide Inc *	8,898	50,185
Peoples Bancorp Inc	5,012	72,674
PHH Corp *	24,094	458,750
PICO Holdings Inc *	9,825	294,455
Pinnacle Financial Partners Inc *	14,860	190,951
Piper Jaffray Cos *	7,430	239,395
Platinum Underwriters Holdings Ltd (Bermuda)	19,252	698,655
PMA Capital Corp ‘A’ *	15,348	100,529
Portfolio Recovery Associates Inc *	7,449	497,444
Post Properties Inc REIT	21,085	479,262
Potlatch Corp REIT	16,928	604,837
Presidential Life Corp	9,178	83,520
Primerica Inc *	10,858	232,796
PrivateBancorp Inc	22,634	250,785
ProAssurance Corp *	13,949	791,745
Prospect Capital Corp	28,964	279,503
Prosperity Bancshares Inc	19,998	694,930
Provident Financial Services Inc	26,276	307,166
Provident New York Bancorp	17,545	155,273
PS Business Parks Inc REIT	7,806	435,419
Radian Group Inc	58,024	420,094
RAIT Financial Trust REIT *	36,376	68,023
Ramco-Gershenson Properties Trust REIT	16,811	169,791
Redwood Trust Inc REIT	33,829	495,257
Renasant Corp	9,737	139,726
Republic Bancorp Inc ‘A’	4,333	97,059
Resource Capital Corp REIT	19,506	110,794
Retail Opportunity Investments Corp	18,507	178,593
RLI Corp	7,866	413,044
S&T Bancorp Inc	10,864	214,673
S.Y. Bancorp Inc	5,458	125,425
Safeguard Scientifics Inc *	9,214	97,300
Safety Insurance Group Inc	5,774	213,753
Sanders Morris Harris Group Inc	9,616	53,369
Sandy Spring Bancorp Inc	10,683	149,669
Saul Centers Inc REIT	2,840	115,389
SCBT Financial Corp	5,687	200,296
SeaBright Insurance Holdings Inc	10,437	98,943
Selective Insurance Group Inc	23,490	349,061
Sierra Bancorp	4,542	52,233
Signature Bank *	17,593	668,710
Simmons First National Corp ‘A’	7,583	199,130
Solar Capital Ltd	2,326	44,799
Southside Bancshares Inc	7,255	142,488
Southwest Bancorp Inc	8,629	114,679
Sovran Self Storage Inc REIT	11,892	409,442
Starwood Property Trust Inc REIT	20,881	353,933
State Auto Financial Corp	6,575	101,978
State Bancorp Inc	8,260	78,470
StellarOne Corp	10,418	133,038
Sterling Bancorp	11,907	107,163
Sterling Bancshares Inc	40,346	190,030
Stewart Information Services Corp	8,293	74,803
Stifel Financial Corp *	13,220	573,616
Strategic Hotels & Resorts Inc REIT *	61,679	270,771
Suffolk Bancorp	4,404	136,260
Sun Communities Inc REIT	8,616	223,671
Sunstone Hotel Investors Inc REIT *	43,081	427,794
Susquehanna Bancshares Inc	56,444	470,178
SVB Financial Group *	17,979	741,274
SWS Group Inc	11,980	113,810
Tanger Factory Outlet Centers Inc REIT	17,225	712,770
Taylor Capital Group Inc *	4,591	59,408
Tejon Ranch Co *	5,832	134,603
Terreno Realty Corp REIT *	4,600	81,466
Territorial Bancorp Inc	5,763	109,209
Texas Capital Bancshares Inc *	15,842	259,809
The Bancorp Inc *	10,438	81,730
The First Marblehead Corp *	27,090	63,661
The First of Long Island Corp	2,945	75,716
The Navigators Group Inc *	5,324	218,976
The Phoenix Cos Inc *	51,416	108,488
The PMI Group Inc *	62,687	181,165
The Student Loan Corp	1,895	45,632
THL Credit Inc *	4,014	46,161
Thomas Properties Group Inc	17,119	56,664
Thomas Weisel Partners Group Inc *	10,244	60,337
TICC Capital Corp	12,184	102,346
Tompkins Financial Corp	3,525	133,069
Tower Bancorp Inc	2,776	60,767
Tower Group Inc	17,696	380,995
TowneBank	10,454	151,792
TradeStation Group Inc *	17,453	117,808
Triangle Capital Corp	5,645	80,272
Trico Bancshares	6,401	108,369
Trustco Bank Corp NY	33,714	188,798
Trustmark Corp	27,374	569,927
Two Harbors Investment Corp REIT	11,784	97,218
U-Store-It Trust REIT	41,267	307,852
UMB Financial Corp	13,436	477,784
UMH Properties Inc REIT	6,212	62,555
Umpqua Holdings Corp	49,788	571,566
Union First Market Bankshares Corp	8,077	99,024
United America Indemnity Ltd ‘A’ * (Cayman)	12,808	94,267
United Bankshares Inc	16,809	402,407
United Community Banks Inc *	41,678	164,628
United Financial Bancorp Inc	8,350	113,977
United Fire & Casualty Co	10,157	201,312
Universal Health Realty Income Trust REIT	5,252	168,747
Univest Corp of Pennsylvania	7,516	130,177
Urstadt Biddle Properties Inc ‘A’ REIT	9,585	154,606
ViewPoint Financial Group	5,034	69,721
Virginia Commerce Bancorp Inc *	9,741	60,881
Virtus Investment Partners Inc *	2,460	46,051
Walter Investment Management Corp REIT	11,361	185,752
Washington Banking Co	7,243	92,638
Washington REIT	25,956	716,126
Washington Trust Bancorp Inc	6,589	112,277
Webster Financial Corp	28,356	508,707
WesBanco Inc	10,295	173,471
West Bancorp Inc *	7,678	52,287
West Coast Bancorp	42,081	107,307
Westamerica Bancorp	12,362	649,252
Western Alliance Bancorp *	25,902	185,717
Westfield Financial Inc	14,664	122,151
Westwood Holdings Group Inc	2,584	90,828
Whitney Holding Corp	41,321	382,219
Wilshire Bancorp Inc	9,119	79,791
Winthrop Realty Trust REIT	8,870	113,625
Wintrust Financial Corp	13,469	449,056
World Acceptance Corp *	7,221	276,636
WSFS Financial Corp	2,357	84,687

		87,310,732

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

Health Care - 13.6%

Abaxis Inc *	9,651	$206,821
ABIOMED Inc *	14,137	136,846
Accelrys Inc *	13,303	85,804
Accuray Inc *	22,411	148,585
Acorda Therapeutics Inc *	16,932	526,755
Affymax Inc *	9,598	57,396
Affymetrix Inc *	31,053	183,213
AGA Medical Holdings Inc *	6,072	77,054
Air Methods Corp *	4,871	144,912
Akorn Inc *	26,316	78,159
Albany Molecular Research Inc *	11,161	57,702
Alexza Pharmaceuticals Inc *	20,143	54,789
Align Technology Inc *	25,754	382,962
Alkermes Inc *	41,248	513,538
Alliance HealthCare Services Inc *	12,222	49,377
Allied Healthcare International Inc *	22,032	51,114
Allos Therapeutics Inc *	34,767	213,122
Almost Family Inc *	3,578	124,980
Alnylam Pharmaceuticals Inc *	16,098	241,792
Alphatec Holdings Inc *	22,698	105,319
AMAG Pharmaceuticals Inc *	9,162	314,715
Amedisys Inc *	12,308	541,183
America Service Group Inc	4,332	74,510
American Dental Partners Inc *	7,546	91,382
American Medical Systems Holdings Inc *	32,567	720,382
AMERIGROUP Corp *	22,238	722,290
AMN Healthcare Services Inc *	15,276	114,264
AmSurg Corp *	13,191	235,064
Analogic Corp	5,620	255,766
AngioDynamics Inc *	10,939	161,350
Antares Pharma Inc *	34,104	60,023
Ardea Biosciences Inc *	6,211	127,698
Arena Pharmaceuticals Inc *	45,455	139,547
ARIAD Pharmaceuticals Inc *	49,450	139,449
ArQule Inc *	18,894	81,244
Array BioPharma Inc *	24,594	75,012
ArthroCare Corp *	11,696	358,482
Assisted Living Concepts Inc ‘A’ *	4,384	129,723
athenahealth Inc *	14,459	377,814
Atrion Corp	726	98,046
ATS Medical Inc *	23,493	93,267
Auxilium Pharmaceuticals Inc *	18,366	431,601
AVANIR Pharmaceuticals ‘A’ *	32,720	84,090
AVI BioPharma Inc *	50,679	81,593
Bio-Reference Labs Inc *	10,404	230,657
BioCryst Pharmaceuticals Inc *	13,091	77,368
BioMimetic Therapeutics Inc *	7,238	80,487
Biosante Pharmaceuticals Inc *	30,725	54,076
BioScrip Inc *	17,556	91,993
Biotime Inc *	9,935	61,200
BMP Sunstone Corp *	13,896	71,564
Bruker Corp *	31,288	380,462
Cadence Pharmaceuticals Inc *	11,914	83,517
Caliper Life Sciences Inc *	20,839	88,983
Cambrex Corp *	15,387	48,469
Cantel Medical Corp	5,593	93,403
Capital Senior Living Corp *	12,805	63,641
CardioNet Inc *	10,766	58,998
Catalyst Health Solutions Inc *	16,389	565,420
Celera Corp *	36,232	237,320
Celldex Therapeutics Inc *	14,492	66,084
Centene Corp *	21,237	456,595
Cepheid Inc *	25,940	415,559
Cerus Corp *	19,369	61,206
Chelsea Therapeutics International Inc *	14,911	43,689
Chemed Corp	9,808	535,909
Chindex International Inc *	6,344	79,490
Clarient Inc *	25,003	77,009
Clinical Data Inc *	5,011	62,337
Computer Programs & Systems Inc	4,360	178,411
Conceptus Inc *	13,683	213,181
CONMED Corp *	12,680	236,228
Continucare Corp *	13,519	45,289
Corvel Corp *	3,294	111,304
Cross Country Healthcare Inc *	14,305	128,602
CryoLife Inc *	12,895	69,504
Cubist Pharmaceuticals Inc *	25,246	520,068
Curis Inc *	35,942	49,959
Cutera Inc *	6,408	59,018
Cyberonics Inc *	12,185	288,541
Cynosure Inc ‘A’ *	4,739	51,039
Cytokinetics Inc *	22,752	53,922
Cytori Therapeutics Inc *	18,978	66,043
Delcath Systems Inc *	16,511	104,680
Depomed Inc *	25,447	71,252
DexCom Inc *	25,478	294,526
Dionex Corp *	7,647	569,396
DURECT Corp *	41,191	100,094
Dyax Corp *	44,190	100,311
Dynavax Technologies Corp *	33,376	62,079
DynaVox Inc ‘A’ *	4,268	68,331
Eclipsys Corp *	25,003	446,054
Emergent BioSolutions Inc *	8,415	137,501
Emeritus Corp *	8,842	144,213
Endologix Inc *	22,142	100,303
Enzo Biochem Inc *	15,911	64,758
Enzon Pharmaceuticals Inc *	21,956	233,831
eResearchTechnology Inc *	21,767	171,524
Eurand NV * (Netherlands)	8,330	80,718
ev3 Inc *	36,108	809,180
Exact Sciences Corp *	16,820	74,008
Exactech Inc *	3,816	65,177
Exelixis Inc *	48,255	167,445
Five Star Quality Care Inc *	15,168	45,807
Genomic Health Inc *	6,387	82,584
Genoptix Inc *	7,582	130,410
Gentiva Health Services Inc *	12,233	330,413
Geron Corp *	43,379	217,763
Greatbatch Inc *	10,022	223,591
Haemonetics Corp *	10,668	570,951
Halozyme Therapeutics Inc *	31,743	223,471
Hanger Orthopedic Group Inc *	11,291	202,786
Hansen Medical Inc *	19,772	42,114
Health Grades Inc *	12,086	72,516
HealthSouth Corp *	41,373	774,089
Healthspring Inc *	24,998	387,719
HealthTronics Inc *	20,347	98,276
Healthways Inc *	14,794	176,344
HeartWare International Inc *	4,146	290,510
Hi-Tech Pharmacal Co Inc *	4,541	104,034
HMS Holdings Corp *	11,855	642,778
ICU Medical Inc *	5,011	161,204
Idenix Pharmaceuticals Inc *	16,360	81,800
Immucor Inc *	30,123	573,843
ImmunoGen Inc *	29,787	276,125
Immunomedics Inc *	29,712	91,810
Impax Laboratories Inc *	27,386	521,977
Incyte Corp Ltd *	38,584	427,125
Inhibitex Inc *	23,466	59,838
Inspire Pharmaceuticals Inc *	26,840	133,932
Insulet Corp *	16,845	253,517
Integra LifeSciences Holdings Corp *	9,028	334,036
InterMune Inc *	19,961	186,635
Invacare Corp	12,631	261,967
inVentiv Health Inc *	14,865	380,544
IPC The Hospitalist Co Inc *	7,106	178,361
IRIS International Inc *	7,351	74,539
Ironwood Pharmaceuticals Inc *	9,115	108,651

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

Isis Pharmaceuticals Inc *	41,132	$393,633
Jazz Pharmaceuticals Inc *	7,102	55,609
Kendle International Inc *	6,862	79,050
Kensey Nash Corp *	3,518	83,412
Keryx Biopharmaceuticals Inc *	22,568	82,599
Kindred Healthcare Inc *	17,128	219,924
Landauer Inc	4,154	252,896
LCA-Vision Inc *	8,463	46,885
Lexicon Pharmaceuticals Inc *	88,866	113,748
LHC Group Inc *	6,730	186,757
Ligand Pharmaceuticals Inc ‘B’ *	57,868	84,487
Luminex Corp *	16,376	265,619
Magellan Health Services Inc *	14,199	515,708
MAKO Surgical Corp *	11,481	142,938
MannKind Corp *	27,379	174,952
MAP Pharmaceuticals Inc *	6,421	84,244
Martek Biosciences Corp *	14,404	341,519
Masimo Corp	22,489	535,463
Maxygen Inc *	14,586	80,661
MedAssets Inc *	18,815	434,250
MedCath Corp *	9,470	74,434
Medical Action Industries Inc *	6,528	78,271
Medicis Pharmaceutical Corp ‘A’	26,207	573,409
Medidata Solutions Inc *	8,371	129,667
Medivation Inc *	14,947	132,131
MELA Sciences Inc *	10,430	77,599
Merge Healthcare Inc *	23,397	68,553
Meridian Bioscience Inc	17,689	300,713
Merit Medical Systems Inc *	12,286	197,436
Metabolix Inc *	11,898	170,260
Metropolitan Health Networks Inc *	18,164	67,752
Micromet Inc *	35,673	222,600
Micrus Endovascular Corp *	7,232	150,353
Molina Healthcare Inc *	5,655	162,864
Momenta Pharmaceuticals Inc *	17,812	218,375
MWI Veterinary Supply Inc *	5,517	277,284
Nabi Biopharmaceuticals *	20,918	113,794
National Healthcare Corp	3,805	131,120
Natus Medical Inc *	12,529	204,097
Nektar Therapeutics *	41,379	500,686
Neogen Corp *	10,207	265,892
Neuralstem Inc *	20,325	50,812
Neurocrine Biosciences Inc *	21,849	122,354
Novavax Inc *	38,139	82,762
NPS Pharmaceuticals Inc *	26,370	169,823
NuVasive Inc *	16,996	602,678
NxStage Medical Inc *	11,190	166,060
Obagi Medical Products Inc *	8,219	97,149
Odyssey HealthCare Inc *	14,599	390,085
Omeros Corp *	9,169	68,034
Omnicell Inc *	14,584	170,487
Onyx Pharmaceuticals Inc *	27,226	587,809
Opko Health Inc *	40,937	92,518
Optimer Pharmaceuticals Inc *	15,155	140,487
OraSure Technologies Inc *	20,995	97,207
Orexigen Therapeutics Inc *	14,921	62,668
Orthofix International NV * (Netherlands)	7,690	246,464
Orthovita Inc *	30,632	62,183
Osiris Therapeutics Inc *	7,795	45,289
Owens & Minor Inc	27,105	769,240
Pain Therapeutics Inc *	17,452	97,033
Palomar Medical Technologies Inc *	8,284	92,698
Par Pharmaceutical Cos Inc *	15,334	398,071
PAREXEL International Corp *	25,448	551,713
PDL BioPharma Inc	51,378	288,744
Peregrine Pharmaceuticals Inc *	23,610	50,762
Pharmacyclics Inc *	17,209	114,612
Pharmasset Inc *	13,029	356,213
PharMerica Corp *	13,390	196,297
Phase Forward Inc *	17,700	295,236
POZEN Inc *	11,911	83,496
Progenics Pharmaceuticals Inc *	13,341	73,109
PSS World Medical Inc *	24,598	520,248
Psychiatric Solutions Inc *	24,633	805,992
PURE Bioscience *	18,086	43,226
Quality Systems Inc	8,189	474,880
Questcor Pharmaceuticals Inc *	24,500	250,145
Quidel Corp *	9,466	120,124
RehabCare Group Inc *	10,683	232,676
Res-Care Inc *	11,278	108,945
Rigel Pharmaceuticals Inc *	23,374	168,293
Rochester Medical Corp *	5,170	48,857
RTI Biologics Inc *	25,263	74,021
Rural/Metro Corp *	8,544	69,548
Salix Pharmaceuticals Ltd *	24,907	972,120
Sangamo Biosciences Inc *	20,998	77,903
Santarus Inc *	24,829	61,576
Savient Pharmaceuticals Inc *	29,709	374,333
SciClone Pharmaceuticals Inc *	17,257	45,904
Seattle Genetics Inc *	36,656	439,505
Select Medical Holdings Corp *	21,459	145,492
SenoRx Inc *	7,617	83,635
Sequenom Inc *	27,326	161,497
SIGA Technologies Inc *	14,741	113,506
Sirona Dental Systems Inc *	14,379	500,964
Skilled Healthcare Group Inc ‘A’ *	9,580	65,048
Solta Medical Inc *	27,450	52,155
Somanetics Corp *	5,281	131,761
Somaxon Pharmaceuticals Inc *	13,007	46,825
SonoSite Inc *	6,404	173,612
Spectranetics Corp *	15,504	80,311
Spectrum Pharmaceuticals Inc *	22,679	88,902
Staar Surgical Co *	16,092	92,046
StemCells Inc *	56,241	52,867
Stereotaxis Inc *	13,708	45,373
STERIS Corp	25,436	790,551
Sun Healthcare Group Inc *	19,239	155,451
Sunrise Senior Living Inc *	24,948	69,355
SuperGen Inc *	27,506	55,562
SurModics Inc *	7,540	123,731
Symmetry Medical Inc *	15,658	165,035
Syneron Medical Ltd * (Israel)	15,437	158,692
Synovis Life Technologies Inc *	5,136	78,478
Targacept Inc *	10,466	202,308
Team Health Holdings Inc *	6,878	88,864
The Ensign Group Inc	6,340	104,737
The Medicines Co *	23,857	181,552
The Providence Service Corp *	5,886	82,404
Theravance Inc *	27,380	344,167
TomoTherapy Inc *	23,274	74,011
Transcend Services Inc *	4,246	57,321
Triple-S Management Corp ‘B’ *	9,068	168,211
U.S. Physical Therapy Inc *	4,609	77,800
Unilife Corp *	21,208	123,431
Universal American Corp *	13,764	198,202
Vanda Pharmaceuticals Inc *	12,583	83,174
Vascular Solutions Inc *	7,721	96,512
Vical Inc *	26,264	81,418
ViroPharma Inc *	33,875	379,739
Virtual Radiologic Corp *	3,370	57,829
Vital Images Inc *	6,669	85,030
Vivus Inc *	35,676	342,490
Volcano Corp *	21,935	478,622
WellCare Health Plans Inc *	18,354	435,724
West Pharmaceutical Services Inc	14,189	517,757
Wright Medical Group Inc *	16,756	278,317
XenoPort Inc *	12,505	122,674
Young Innovations Inc	2,616	73,640
ZIOPHARM Oncology Inc *	22,793	72,482

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Zoll Medical Corp *	9,342	$253,168
ZymoGenetics Inc *	23,950	101,069

		56,088,256

Industrials - 15.2%

3D Systems Corp *	8,334	104,592
A.O. Smith Corp	10,434	502,814
A123 Systems Inc *	31,661	298,563
AAON Inc	5,603	130,606
AAR Corp *	16,816	281,500
ABM Industries Inc	22,646	474,434
Acacia Research Corp *	15,049	214,147
ACCO Brands Corp *	24,468	122,095
Aceto Corp	12,065	69,132
Actuant Corp ‘A’	29,405	553,696
Acuity Brands Inc	18,805	684,126
Administaff Inc	9,542	230,535
Advanced Battery Technologies Inc *	26,457	86,779
Aerovironment Inc *	7,176	155,934
Air Transport Services Group Inc *	24,143	114,921
Aircastle Ltd (Bermuda)	22,308	175,118
AirTran Holdings Inc *	58,741	284,894
Alamo Group Inc	3,058	66,359
Alaska Air Group Inc *	15,506	696,995
Albany International Corp ‘A’	12,149	196,692
Allegiant Travel Co	6,624	282,779
Altra Holdings Inc *	12,088	157,386
AMERCO *	3,728	205,226
American Commercial Lines Inc *	4,185	94,204
American Railcar Industries Inc *	4,568	55,181
American Reprographics Co *	16,359	142,814
American Science & Engineering Inc	3,945	300,648
American Superconductor Corp *	19,539	521,496
American Woodmark Corp	4,292	73,393
Ameron International Corp	4,012	242,044
Ampco-Pittsburgh Corp	3,931	81,883
APAC Customer Services Inc *	14,781	84,252
Apogee Enterprises Inc	12,536	135,765
Applied Energetics Inc *	35,717	36,788
Applied Industrial Technologies Inc	18,411	466,166
Applied Signal Technology Inc	6,093	119,727
Argon ST Inc *	5,818	199,499
Arkansas Best Corp	11,164	231,653
ArvinMeritor Inc *	40,835	534,938
Astec Industries Inc *	8,632	239,365
Astronics Corp *	4,366	71,428
ATC Technology Corp *	8,661	139,615
Atlas Air Worldwide Holdings Inc *	11,237	533,757
Avis Budget Group Inc *	44,727	439,219
AZZ Inc	5,435	199,845
Badger Meter Inc	6,552	253,497
Baldor Electric Co	20,320	733,146
Baltic Trading Ltd *	7,496	85,230
Barnes Group Inc	21,179	347,124
Barrett Business Services Inc	4,067	50,431
Beacon Roofing Supply Inc *	19,876	358,166
Belden Inc	20,433	449,526
Blount International Inc *	20,923	214,879
Bowne & Co Inc	17,754	199,200
Brady Corp ‘A’	21,075	525,189
Briggs & Stratton Corp	21,718	369,640
Broadwind Energy Inc *	41,029	114,881
Builders FirstSource Inc *	21,720	52,128
CAI International Inc *	4,754	56,573
Capstone Turbine Corp *	108,728	106,553
Cascade Corp	4,010	142,796
Casella Waste Systems Inc ‘A’ *	14,535	55,524
CBIZ Inc *	19,918	126,678
CDI Corp	5,990	93,025
Celadon Group Inc *	9,060	128,108
Cenveo Inc *	24,584	134,720
Ceradyne Inc *	10,968	234,386
Chart Industries Inc *	12,583	196,043
CIRCOR International Inc	7,548	193,078
CLARCOR Inc	21,748	772,489
Clean Harbors Inc *	9,951	660,846
Colfax Corp *	10,681	111,189
Columbus McKinnon Corp *	8,666	121,064
Comfort Systems USA Inc	16,966	163,892
Commercial Vehicle Group Inc *	10,873	111,013
Consolidated Graphics Inc *	4,137	178,884
Cornell Cos Inc *	5,043	135,505
CoStar Group Inc *	9,059	351,489
Courier Corp	5,223	63,773
CRA International Inc *	5,067	95,412
Cubic Corp	6,773	246,402
Curtiss-Wright Corp	19,453	564,915
Deluxe Corp	22,305	418,219
Diamond Management & Technology Consultants Inc	10,975	113,152
DigitalGlobe Inc *	11,752	309,078
Dollar Thrifty Automotive Group Inc *	12,467	531,219
Douglas Dynamics Inc *	5,286	60,789
Ducommun Inc	4,903	83,841
DXP Enterprises Inc *	3,935	61,583
Dycom Industries Inc *	17,092	146,137
Dynamex Inc *	5,004	61,049
Dynamic Materials Corp	5,868	94,123
DynCorp International Inc ‘A’ *	6,749	118,242
Eagle Bulk Shipping Inc *	27,335	115,354
EMCOR Group Inc *	28,678	664,469
Encore Wire Corp	8,269	150,413
Ener1 Inc *	27,542	93,092
Energy Recovery Inc *	18,245	72,980
EnergySolutions Inc	38,611	196,530
EnerNOC Inc *	8,648	271,893
EnerSys *	20,916	446,975
Ennis Inc	11,952	179,400
EnPro Industries Inc *	9,084	255,715
ESCO Technologies Inc	11,472	295,404
Esterline Technologies Corp *	12,826	608,594
Excel Maritime Carriers Ltd * (Liberia)	17,525	89,728
Exponent Inc *	6,237	204,075
Federal Signal Corp	27,053	163,400
Flow International Corp *	22,452	52,987
Force Protection Inc *	30,906	126,715
Forward Air Corp	12,770	347,982
Franklin Electric Co Inc	10,188	293,618
FreightCar America Inc	5,561	125,790
Fuel Tech Inc *	8,279	52,323
FuelCell Energy Inc *	34,416	40,611
Furmanite Corp *	17,198	68,276
G&K Services Inc ‘A’	8,481	175,133
Genco Shipping & Trading Ltd *	11,110	166,539
GenCorp Inc *	25,342	110,998
Generac Holdings Inc *	8,524	119,421
Genesee & Wyoming Inc ‘A’ *	16,891	630,203
GeoEye Inc *	9,889	307,943
Gibraltar Industries Inc *	13,586	137,219
GP Strategies Corp *	7,316	53,114
GrafTech International Ltd *	52,200	763,164
Graham Corp	4,551	68,219
Granite Construction Inc	14,984	353,323
Great Lakes Dredge & Dock Corp	26,320	157,920
Griffon Corp *	19,563	216,367
H&E Equipment Services Inc *	12,740	95,423
Hawaiian Holdings Inc *	22,994	118,879
Healthcare Services Group Inc	19,363	366,929
Heartland Express Inc	21,669	314,634
HEICO Corp	12,723	457,010
Heidrick & Struggles International Inc	7,779	177,517

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

Herley Industries Inc *	6,426	$91,635
Herman Miller Inc	24,914	470,127
Hexcel Corp *	41,917	650,133
Hill International Inc *	12,252	49,743
HNI Corp	19,746	544,792
Horizon Lines Inc ‘A’	14,802	62,612
Houston Wire & Cable Co	8,202	88,992
Hub Group Inc ‘A’ *	16,307	489,373
Hudson Highland Group Inc *	15,307	67,351
Huron Consulting Group Inc *	9,580	185,948
ICF International Inc *	7,690	184,022
II-VI Inc *	10,941	324,182
InnerWorkings Inc *	11,163	76,243
Insituform Technologies Inc ‘A’ *	17,143	351,089
Insteel Industries Inc	8,263	96,016
Interface Inc ‘A’	22,312	239,631
Interline Brands Inc *	14,600	252,434
International Shipholding Corp	2,800	61,964
JetBlue Airways Corp *	105,954	581,687
John Bean Technologies Corp	12,518	190,899
Kadant Inc *	5,640	98,249
Kaman Corp	11,382	251,770
Kaydon Corp	14,449	474,794
Kelly Services Inc ‘A’ *	12,155	180,745
Kforce Inc *	13,689	174,535
Kimball International Inc ‘B’	15,311	84,670
Knight Transportation Inc	25,546	517,051
Knoll Inc	20,773	276,073
Korn/Ferry International *	20,060	278,834
Kratos Defense & Security Solutions Inc *	7,267	76,303
LaBarge Inc *	5,952	67,912
Ladish Co Inc *	6,894	156,632
Layne Christensen Co *	8,713	211,464
LB Foster Co ‘A’ *	4,640	120,269
Lindsay Corp	5,451	172,742
LMI Aerospace Inc *	3,990	62,922
LSI Industries Inc	9,779	47,722
Lydall Inc *	7,885	60,241
M&F Worldwide Corp *	4,691	127,126
Marten Transport Ltd *	6,926	143,922
MasTec Inc *	23,041	216,585
McGrath RentCorp	10,559	240,534
Met-Pro Corp	7,400	79,624
Metalico Inc *	16,992	67,628
Michael Baker Corp *	3,537	123,441
Miller Industries Inc	4,616	62,178
Mine Safety Appliances Co	11,278	279,469
Mistras Group Inc *	6,613	70,891
Mobile Mini Inc *	15,990	260,317
Moog Inc ‘A’ *	19,578	630,999
Mueller Industries Inc	16,433	404,252
Mueller Water Products Inc ‘A’	68,676	254,788
Multi-Color Corp	5,293	54,200
MYR Group Inc *	8,949	149,359
NACCO Industries Inc ‘A’	2,566	227,758
Navigant Consulting Inc *	22,135	229,761
NCI Building Systems Inc *	8,202	68,651
Nordson Corp	14,823	831,274
Northwest Pipe Co *	4,207	79,933
Old Dominion Freight Line Inc *	12,064	423,929
On Assignment Inc *	17,218	86,607
Orbital Sciences Corp *	24,768	390,591
Orion Marine Group Inc *	11,802	167,588
Otter Tail Corp	15,883	307,018
Pacer International Inc *	16,044	112,148
Park-Ohio Holdings Corp *	3,752	53,991
Patriot Transportation Holding Inc *	737	59,631
Pike Electric Corp *	7,503	70,678
Pinnacle Airlines Corp *	9,056	49,265
PMFG Inc *	6,894	104,444
Polypore International Inc *	9,639	219,191
Powell Industries Inc *	3,951	108,020
PowerSecure International Inc *	8,441	76,729
Primoris Services Corp	9,944	62,647
Quanex Building Products Corp	16,765	289,867
RailAmerica Inc *	10,868	107,811
Raven Industries Inc	7,162	241,431
RBC Bearings Inc *	9,544	276,681
Republic Airways Holdings Inc *	15,689	95,860
Resources Connection Inc *	20,251	275,414
Roadrunner Transportation Systems Inc *	4,854	68,975
Robbins & Myers Inc	11,710	254,575
Rollins Inc	18,444	381,606
RSC Holdings Inc *	21,744	134,160
Rush Enterprises Inc ‘A’ *	14,334	191,502
Saia Inc *	7,337	110,055
Satcon Technology Corp *	33,212	94,986
Sauer-Danfoss Inc *	5,535	67,638
Schawk Inc	5,117	76,499
School Specialty Inc *	8,511	153,794
Seaboard Corp	138	208,380
SFN Group Inc *	23,682	129,304
Simpson Manufacturing Co Inc	17,063	418,897
SkyWest Inc	24,544	299,928
Standard Parking Corp *	7,191	113,834
Standex International Corp	5,614	142,315
Stanley Inc *	6,115	228,579
Steelcase Inc ‘A’	33,980	263,345
Sterling Construction Co Inc *	7,276	94,151
Sun Hydraulics Corp	5,639	132,291
SYKES Enterprises Inc *	18,047	256,809
TAL International Group Inc	7,359	165,357
Taser International Inc *	26,944	105,082
Team Inc *	8,593	112,139
Tecumseh Products Co ‘A’ *	8,862	98,545
Teledyne Technologies Inc *	15,517	598,646
Tennant Co	8,281	280,063
Tetra Tech Inc *	26,727	524,116
Textainer Group Holdings Ltd (Bermuda)	4,269	103,054
The Advisory Board Co *	6,807	292,429
The Brink’s Co	20,320	386,690
The Corporate Executive Board Co	14,955	392,868
The Dolan Co *	13,517	150,309
The Geo Group Inc *	21,359	443,199
The Gorman-Rupp Co	5,522	138,326
The Greenbrier Cos Inc *	8,629	96,645
The Middleby Corp *	7,222	384,138
Titan International Inc	15,449	154,027
Titan Machinery Inc *	6,081	79,844
Tredegar Corp	10,821	176,599
Trex Co Inc *	6,899	138,601
Trimas Corp *	7,068	79,939
Triumph Group Inc	7,165	477,404
TrueBlue Inc *	19,313	216,112
Tutor Perini Corp *	11,644	191,893
Twin Disc Inc	4,344	49,348
Ultrapetrol Bahamas Ltd * (Bahamas)	11,540	50,199
United Rentals Inc *	26,392	245,973
United Stationers Inc *	10,485	571,118
Universal Forest Products Inc	8,406	254,786
UQM Technologies Inc *	16,580	56,206
US Airways Group Inc *	70,321	605,464
US Ecology Inc	8,457	123,218
USA Truck Inc *	3,896	62,804
Viad Corp	9,406	166,016
Vicor Corp *	8,906	111,236
Volt Information Sciences Inc *	7,252	60,917
VSE Corp	2,038	64,849
Wabash National Corp *	25,537	181,568
Waste Services Inc *	12,189	142,124

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Watsco Inc	12,018	$696,083
Watts Water Technologies Inc ‘A’	12,711	364,297
Werner Enterprises Inc	18,480	404,527
Woodward Governor Co	26,457	675,447
Xerium Technologies Inc *	3,335	47,090

		62,629,058

Information Technology - 17.7%

3PAR Inc *	17,109	159,285
ACI Worldwide Inc *	14,866	289,441
Acme Packet Inc *	19,120	513,946
Actel Corp *	9,813	125,803
Actuate Corp *	20,310	90,379
Acxiom Corp *	29,765	437,248
ADC Telecommunications Inc *	42,475	314,740
ADPT Corp *	54,208	156,661
ADTRAN Inc	26,854	732,309
Advanced Analogic Technologies Inc *	20,435	65,188
Advanced Energy Industries Inc *	16,093	197,783
Advent Software Inc *	6,874	322,803
Agilysys Inc	8,812	58,952
American Software Inc ‘A’	11,542	53,324
Amkor Technology Inc *	45,751	252,088
ANADIGICS Inc *	29,413	128,241
Anaren Inc *	6,713	100,292
Ancestry.com Inc *	8,300	146,246
Anixter International Inc *	12,161	518,059
Applied Micro Circuits Corp *	28,721	300,996
Archipelago Learning Inc *	5,449	62,282
ArcSight Inc *	10,800	241,812
Ariba Inc *	39,238	625,061
ARRIS Group Inc *	54,995	560,399
Art Technology Group Inc *	69,115	236,373
Aruba Networks Inc *	31,979	455,381
Aspen Technology Inc *	27,101	295,130
ATMI Inc *	13,756	201,388
Aviat Networks Inc *	27,459	99,676
Avid Technology Inc *	13,076	166,457
Axcelis Technologies Inc *	48,303	74,870
AXT Inc *	14,535	65,553
Bel Fuse Inc ‘B’	4,815	79,496
Bell Microproducts Inc *	14,787	103,213
Benchmark Electronics Inc *	27,428	434,734
BigBand Networks Inc *	22,721	68,617
Black Box Corp	7,775	216,845
Blackbaud Inc	19,614	426,997
Blackboard Inc *	14,838	553,903
Blue Coat Systems Inc *	18,139	370,580
Bottomline Technologies Inc *	12,191	158,849
Brightpoint Inc *	31,006	217,042
Brooks Automation Inc *	29,063	224,657
Cabot Microelectronics Corp *	10,255	354,720
CACI International Inc ‘A’ *	13,059	554,746
Cass Information Systems Inc	3,919	134,226
Cavium Networks Inc *	19,366	507,196
CDC Corp ‘A’ * (Cayman)	44,222	91,982
Ceva Inc *	9,675	121,905
Checkpoint Systems Inc *	17,252	299,495
CIBER Inc *	29,170	80,801
Cirrus Logic Inc *	28,517	450,854
Cogent Inc *	22,741	204,896
Cognex Corp	17,406	305,997
Coherent Inc *	11,039	378,638
Cohu Inc	10,643	129,100
CommVault Systems Inc *	18,896	425,160
Compellent Technologies Inc *	10,228	123,963
Computer Task Group Inc *	7,242	46,783
comScore Inc *	10,080	166,018
Comtech Telecommunications Corp *	12,405	371,282
Comverge Inc *	11,450	102,592
Concur Technologies Inc *	17,473	745,748
Conexant Systems Inc *	35,999	80,638
Constant Contact Inc *	12,486	266,326
CPI International Inc *	3,549	55,329
Cray Inc *	16,337	91,160
CSG Systems International Inc *	14,889	272,915
CTS Corp	15,236	140,781
CyberSource Corp *	30,857	787,779
Cymer Inc *	13,031	391,451
Daktronics Inc	15,468	116,010
DDi Corp	6,476	48,764
DealerTrack Holdings Inc *	17,593	289,405
Deltek Inc *	9,008	75,127
DemandTec Inc *	8,987	60,662
DG FastChannel Inc *	10,965	357,240
Dice Holdings Inc *	7,514	51,997
Digi International Inc *	11,510	95,188
Digimarc Corp *	3,421	64,144
Digital River Inc *	17,141	409,841
Diodes Inc *	14,801	234,892
DivX Inc *	14,851	113,759
Double-Take Software Inc *	9,498	99,634
DSP Group Inc *	10,837	69,248
DTS Inc *	7,640	251,127
EarthLink Inc	46,409	369,416
Ebix Inc *	11,842	185,683
Echelon Corp *	15,125	110,866
Echo Global Logistics Inc *	5,126	62,588
Electro Rent Corp	7,770	99,378
Electro Scientific Industries Inc *	12,483	166,773
Electronics for Imaging Inc *	20,128	196,248
EMS Technologies Inc *	6,956	104,479
Emulex Corp *	34,972	321,043
Energy Conversion Devices Inc *	20,579	84,374
Entegris Inc *	57,688	229,021
Entropic Communications Inc *	25,094	159,096
Epicor Software Corp *	21,645	172,944
EPIQ Systems Inc *	14,469	187,084
Euronet Worldwide Inc *	21,503	275,023
Evergreen Solar Inc *	90,479	61,707
Exar Corp *	17,008	117,865
ExlService Holdings Inc *	6,956	119,434
Extreme Networks Inc *	40,760	110,052
Fair Isaac Corp	19,819	431,856
FARO Technologies Inc *	7,236	135,386
FEI Co *	16,597	327,127
Finisar Corp *	32,660	486,634
FormFactor Inc *	22,026	237,881
Forrester Research Inc *	6,484	196,206
Fortinet Inc *	17,219	283,080
FSI International Inc *	14,704	61,610
Gerber Scientific Inc *	11,679	62,483
Global Cash Access Holdings Inc *	22,379	161,353
Globecomm Systems Inc *	10,320	85,140
GSI Commerce Inc *	26,945	776,016
GSI Technology Inc *	9,121	52,172
GT Solar International Inc *	26,877	150,511
Harmonic Inc *	42,586	231,668
Heartland Payment Systems Inc	16,694	247,739
Hittite Microwave Corp *	11,827	529,140
Hughes Communications Inc *	4,465	108,633
Hutchinson Technology Inc *	11,435	49,514
Hypercom Corp *	21,053	97,686
iGate Corp	10,688	137,020
Imation Corp *	13,637	125,324
Immersion Corp *	13,476	68,189
Infinera Corp *	38,571	248,012
infoGROUP Inc *	17,408	138,916
InfoSpace Inc *	16,123	121,245
Insight Enterprises Inc *	20,638	271,596

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

Integral Systems Inc *	8,313	$52,788
Integrated Device Technology Inc *	70,613	349,534
Integrated Silicon Solution Inc *	11,511	86,793
Interactive Intelligence Inc *	5,939	97,578
InterDigital Inc *	18,997	469,036
Intermec Inc *	21,356	218,899
Internap Network Services Corp *	23,847	99,442
Internet Brands Inc ‘A’ *	13,204	136,397
Internet Capital Group Inc *	16,495	125,362
Intevac Inc *	10,010	106,807
IPG Photonics Corp *	11,490	174,993
Isilon Systems Inc *	11,895	152,732
Ixia *	14,678	126,084
IXYS Corp *	10,929	96,612
j2 Global Communications Inc *	19,549	426,950
Jack Henry & Associates Inc	36,924	881,745
JDA Software Group Inc *	18,136	398,629
Kenexa Corp *	10,328	123,936
Keynote Systems Inc	6,460	58,269
KIT Digital Inc *	9,051	79,830
Kopin Corp *	30,150	102,208
Kulicke & Soffa Industries Inc *	30,684	215,402
KVH Industries Inc *	6,738	83,686
L-1 Identity Solutions Inc *	33,814	276,937
Lattice Semiconductor Corp *	51,100	221,774
Lawson Software Inc *	60,334	440,438
Limelight Networks Inc *	18,783	82,457
Lionbridge Technologies Inc *	27,199	124,299
Liquidity Services Inc *	6,696	86,780
Littelfuse Inc *	9,601	303,488
LivePerson Inc *	20,049	137,536
Local.com Corp *	7,595	51,950
LogMeIn Inc *	6,635	174,036
LoopNet Inc *	8,949	110,341
Loral Space & Communications Inc *	4,902	209,413
LTX-Credence Corp *	64,549	182,674
Magma Design Automation Inc *	23,797	67,583
Manhattan Associates Inc *	9,938	273,792
ManTech International Corp ‘A’ *	9,605	408,885
Mattson Technology Inc *	22,858	86,632
MAXIMUS Inc	7,613	440,564
MaxLinear Inc ‘A’ *	3,398	47,504
Maxwell Technologies Inc *	11,828	134,839
Measurement Specialties Inc *	6,705	91,858
Mentor Graphics Corp *	46,695	413,251
Mercury Computer Systems Inc *	10,719	125,734
Methode Electronics Inc	16,908	164,684
Micrel Inc	22,162	225,609
Microsemi Corp *	35,958	526,066
MicroStrategy Inc ‘A’ *	3,910	293,602
Microtune Inc *	26,684	56,837
Microvision Inc *	39,643	117,343
MIPS Technologies Inc *	20,597	105,251
MKS Instruments Inc *	21,941	410,735
ModusLink Global Solutions Inc *	20,440	123,253
MoneyGram International Inc *	38,946	95,418
Monolithic Power Systems Inc *	14,122	252,219
Monotype Imaging Holdings Inc *	10,347	93,226
MoSys Inc *	13,283	58,711
Move Inc *	69,932	143,361
MTS Systems Corp	7,301	211,729
Multi-Fineline Electronix Inc *	4,627	115,490
Nanometrics Inc *	8,201	82,748
NCI Inc ‘A’ *	3,042	68,688
Netezza Corp *	22,321	305,351
NETGEAR Inc *	15,355	273,933
Netlogic Microsystems Inc *	27,231	740,683
NetScout Systems Inc *	13,487	191,785
NetSuite Inc *	8,078	102,106
Network Engines Inc *	17,429	47,233
Network Equipment Technologies Inc *	14,808	51,680
Newport Corp *	16,363	148,249
NIC Inc	24,994	160,212
Novatel Wireless Inc *	13,931	79,964
NVE Corp *	2,129	92,675
Oclaro Inc *	21,619	239,755
OmniVision Technologies Inc *	22,612	484,801
Online Resources Corp *	12,888	53,485
OpenTable Inc *	6,948	288,134
Openwave Systems Inc *	39,001	79,172
Oplink Communications Inc *	9,484	135,906
Opnet Technologies Inc	6,126	89,991
OSI Systems Inc *	7,116	197,611
Palm Inc *	75,766	431,109
Parametric Technology Corp *	50,289	788,029
Park Electrochemical Corp	9,071	221,423
PCTEL Inc *	9,980	50,299
PDF Solutions Inc *	11,228	53,894
Pegasystems Inc	7,069	226,986
Perficient Inc *	10,520	93,733
Pericom Semiconductor Corp *	11,474	110,150
Photronics Inc *	24,125	109,045
Plantronics Inc	20,964	599,570
Plexus Corp *	17,579	470,062
PLX Technology Inc *	17,377	72,810
Power Integrations Inc	10,712	344,873
Power-One Inc *	25,772	173,961
Powerwave Technologies Inc *	60,543	93,236
Presstek Inc *	13,085	46,190
Progress Software Corp *	18,279	548,918
PROS Holdings Inc *	8,845	57,492
Quantum Corp *	94,971	178,545
Quest Software Inc *	25,883	466,929
QuinStreet Inc *	4,596	52,900
Rackspace Hosting Inc *	42,031	770,849
Radiant Systems Inc *	12,825	185,449
RadiSys Corp *	11,325	107,814
RealNetworks Inc *	38,246	126,212
Renaissance Learning Inc	5,927	87,068
RF Micro Devices Inc *	117,153	458,068
Richardson Electronics Ltd	6,990	62,910
RightNow Technologies Inc *	9,800	153,762
Rimage Corp *	4,510	71,393
Riverbed Technology Inc *	27,426	757,506
Rofin-Sinar Technologies Inc *	13,924	289,898
Rogers Corp *	6,954	193,113
Rosetta Stone Inc *	4,579	105,134
Rubicon Technology Inc *	6,320	188,273
Rudolph Technologies Inc *	14,338	108,252
S1 Corp *	23,167	139,234
Saba Software Inc *	13,645	70,272
Sanmina-SCI Corp *	34,489	469,395
Sapient Corp	44,789	454,160
SAVVIS Inc *	16,652	245,617
ScanSource Inc *	11,755	293,052
SeaChange International Inc *	12,641	104,035
Semtech Corp *	26,818	439,011
ShoreTel Inc *	20,748	96,271
Sigma Designs Inc *	13,690	137,037
Silicon Graphics International Corp *	13,915	98,518
Silicon Image Inc *	34,939	122,636
SMART Modular Technologies Inc * (Cayman)	23,259	136,065
Smith Micro Software Inc *	13,472	128,119
SolarWinds Inc *	15,095	242,124
Sonic Solutions Inc *	11,507	96,083
SonicWALL Inc *	24,277	285,255
Sonus Networks Inc *	94,287	255,518
Sourcefire Inc *	12,074	229,406
Spansion Inc ‘A’ *	5,632	91,858
Spectrum Control Inc *	5,938	83,013

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
SRA International Inc ‘A’ *	18,597	$365,803
SRS Labs Inc *	5,866	53,674
SS&C Technologies Holdings Inc *	5,391	86,418
Stamps.com Inc *	5,393	55,278
Standard Microsystems Corp *	9,883	230,076
STEC Inc *	17,586	220,880
Stratasys Inc *	9,075	222,882
SuccessFactors Inc *	27,552	572,806
Super Micro Computer Inc *	10,899	147,136
Supertex Inc *	4,361	107,542
support.com Inc *	22,070	91,811
Sycamore Networks Inc	8,891	147,768
Symmetricom Inc *	20,242	103,032
Symyx Technologies Inc *	16,159	80,957
Synaptics Inc *	14,670	403,425
Synchronoss Technologies Inc *	9,048	171,641
SYNNEX Corp *	9,785	250,692
Syntel Inc	5,746	195,077
Take-Two Interactive Software Inc *	30,738	276,642
Taleo Corp ‘A’ *	17,442	423,666
Technitrol Inc	19,219	60,732
Tekelec *	29,642	392,460
TeleCommunication Systems Inc ‘A’ *	20,075	83,110
TeleTech Holdings Inc *	13,246	170,741
Terremark Worldwide Inc *	25,952	202,685
Tessera Technologies Inc *	21,758	349,216
The Knot Inc *	13,828	107,582
The Ultimate Software Group Inc *	10,946	359,686
THQ Inc *	29,525	127,548
TIBCO Software Inc *	71,955	867,777
TiVo Inc *	50,741	374,469
TNS Inc *	11,466	199,967
Trident Microsystems Inc *	32,971	46,819
TriQuint Semiconductor Inc *	67,368	411,618
TTM Technologies Inc *	35,124	333,678
Tyler Technologies Inc *	13,529	209,970
Ultra Clean Holdings Inc *	9,923	84,544
Ultratech Inc *	10,707	174,203
Unica Corp *	7,944	76,103
Unisys Corp *	18,490	341,880
United Online Inc	38,405	221,213
Universal Display Corp *	13,398	240,896
UTStarcom Inc *	53,026	97,568
ValueClick Inc *	35,390	378,319
VASCO Data Security International Inc *	12,256	75,620
Veeco Instruments Inc *	17,651	605,076
VeriFone Holdings Inc *	37,204	704,272
ViaSat Inc *	14,421	469,548
Virage Logic Corp *	10,438	124,108
VirnetX Holding Corp	14,847	87,894
Virtusa Corp *	6,562	61,223
Vocus Inc *	7,568	115,639
Volterra Semiconductor Corp *	10,841	249,993
Wave Systems Corp ‘A’ *	35,851	116,157
Websense Inc *	18,776	354,866
Wright Express Corp *	16,745	497,326
X-Rite Inc *	16,069	59,295
Xyratex Ltd * (Bermuda)	13,222	187,091
Zix Corp *	27,595	62,365
Zoran Corp *	22,613	215,728
Zygo Corp *	8,410	68,205

		73,188,932

Materials - 4.7%

A. Schulman Inc	13,747	260,643
A.M. Castle & Co *	7,584	105,342
AEP Industries Inc *	2,177	51,987
Allied Nevada Gold Corp *	27,679	544,723
AMCOL International Corp	10,524	247,314
American Vanguard Corp	9,307	73,804
Arch Chemicals Inc	9,812	301,621
Balchem Corp	12,408	310,200
Boise Inc *	30,448	167,159
Brush Engineered Materials Inc *	8,919	178,202
Buckeye Technologies Inc *	17,175	170,891
Calgon Carbon Corp *	24,319	321,984
Capital Gold Corp *	22,301	89,204
Century Aluminum Co *	27,857	245,977
Clearwater Paper Corp *	4,988	273,143
Coeur d’Alene Mines Corp *	37,987	599,435
Deltic Timber Corp	4,686	195,875
Ferro Corp *	37,673	277,650
General Moly Inc *	29,008	89,345
Georgia Gulf Corp *	14,431	192,510
Glatfelter	19,846	215,329
Globe Specialty Metals Inc *	26,673	275,532
Golden Star Resources Ltd (XASE) * (Canada)	110,994	486,154
Graham Packaging Co Inc *	7,400	88,578
Graphic Packaging Holding Co *	49,264	155,182
H.B. Fuller Co	21,080	400,309
Hawkins Inc	3,995	96,200
Haynes International Inc	5,471	168,671
Headwaters Inc *	27,553	78,251
Hecla Mining Co *	104,399	544,963
Horsehead Holding Corp *	19,321	146,067
Innophos Holdings Inc	9,408	245,361
Jaguar Mining Inc * (Canada)	36,318	320,688
Kaiser Aluminum Corp	6,697	232,185
KapStone Paper & Packaging Corp *	16,688	185,904
Koppers Holdings Inc	8,996	202,230
Kraton Performance Polymers Inc *	4,990	93,762
Landec Corp *	12,408	73,083
Louisiana-Pacific Corp *	54,983	367,836
LSB Industries Inc *	7,547	100,451
Metals USA Holdings Corp *	5,113	76,439
Minerals Technologies Inc	8,110	385,549
Myers Industries Inc	15,750	127,417
Neenah Paper Inc	6,552	119,902
NewMarket Corp	4,440	387,701
Olin Corp	33,910	613,432
Olympic Steel Inc	4,177	95,946
OM Group Inc *	13,375	319,127
OMNOVA Solutions Inc *	19,905	155,458
PolyOne Corp *	40,519	341,170
Quaker Chemical Corp	4,949	134,068
Rock-Tenn Co ‘A’	16,738	831,376
Rockwood Holdings Inc *	22,648	513,883
RTI International Metals Inc *	13,075	315,238
Schweitzer-Mauduit International Inc	7,909	399,009
Senomyx Inc *	18,028	68,326
Sensient Technologies Corp	21,423	555,498
Silgan Holdings Inc	23,146	656,883
Solutia Inc *	52,742	690,920
Spartech Corp *	13,879	142,260
Stepan Co	3,406	233,073
Stillwater Mining Co *	19,314	224,429
STR Holdings Inc *	12,310	231,428
Texas Industries Inc	9,026	266,628
Thompson Creek Metals Co Inc * (Canada)	60,155	522,145
TPC Group Inc *	3,736	62,018
United States Lime & Minerals Inc *	1,256	48,381
Universal Stainless & Alloy *	3,337	53,359
US Energy Corp *	12,790	60,752
US Gold Corp *	41,127	206,046
W.R. Grace & Co *	31,544	663,686
Wausau Paper Corp *	21,377	144,722
Westlake Chemical Corp	8,447	156,861
Worthington Industries Inc	26,288	338,064

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Zep Inc	9,644	$168,191
Zoltek Cos Inc *	12,516	106,010

		19,589,140

Telecommunication Services - 1.0%

AboveNet Inc *	9,707	457,976
Alaska Communications Systems Group Inc	20,172	171,260
Atlantic Tele-Network Inc	4,127	170,445
Cbeyond Inc *	11,791	147,388
Cincinnati Bell Inc *	86,716	261,015
Cogent Communications Group Inc *	20,154	152,767
Consolidated Communications Holdings Inc	11,417	194,203
FiberTower Corp *	21,430	101,150
General Communication Inc ‘A’ *	21,541	163,496
Global Crossing Ltd * (Bermuda)	13,780	145,655
Globalstar Inc *	34,389	52,959
ICO Global Communications Holdings Ltd *	41,765	67,242
IDT Corp ‘B’ *	6,928	88,332
Iridium Communications Inc *	15,078	151,383
Neutral Tandem Inc *	14,279	160,639
NTELOS Holdings Corp	13,022	223,978
PAETEC Holding Corp *	56,112	191,342
Premiere Global Services Inc *	26,252	166,438
Shenandoah Telecommunications Co	10,628	188,541
Syniverse Holdings Inc *	29,909	611,639
USA Mobility Inc	9,874	127,572
Vonage Holdings Corp *	46,428	106,784

		4,102,204

Utilities - 3.2%

ALLETE Inc	13,467	461,110
American States Water Co	8,077	267,672
Artesian Resources Corp ‘A’	4,007	73,969
Avista Corp	24,053	469,755
Black Hills Corp	17,096	486,723
Cadiz Inc *	6,447	77,815
California Water Service Group	8,454	301,808
Central Vermont Public Service Corp	6,164	121,677
CH Energy Group Inc	7,131	279,821
Chesapeake Utilities Corp	4,541	142,587
Cleco Corp	25,910	684,283
Connecticut Water Service Inc	4,486	94,296
Consolidated Water Co Ltd (Cayman)	6,858	78,044
Dynegy Inc *	44,214	170,224
El Paso Electric Co *	19,032	368,269
IDACORP Inc	20,690	688,356
MGE Energy Inc	10,173	366,635
Middlesex Water Co	6,900	109,365
New Jersey Resources Corp	17,576	618,675
Nicor Inc	19,112	774,036
Northwest Natural Gas Co	11,287	491,775
NorthWestern Corp	15,636	409,663
Piedmont Natural Gas Co Inc	30,503	771,726
PNM Resources Inc	38,225	427,356
Portland General Electric Co	32,552	596,678
SJW Corp	5,897	138,226
South Jersey Industries Inc	12,742	547,396
Southwest Gas Corp	19,496	575,132
Southwest Water Co	12,647	132,541
The Empire District Electric Co	17,767	333,487
The Laclede Group Inc	9,941	329,345
UIL Holdings Corp	13,324	333,500
UniSource Energy Corp	15,562	469,661
Unitil Corp	5,979	125,021
WGL Holdings Inc	21,531	732,700
York Water Co	6,680	94,856

		13,144,183

Total Common Stocks
(Cost $502,346,516)		407,090,491

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	4,752	72,088

Total Closed-End Mutual Fund
(Cost $103,099)		72,088

	Principal
	Amount

SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $10,360,494; collateralized by U.S. Treasury Notes: 0.875% due 01/31/11 and value $10,568,675)	$10,360,494	10,360,494

Total Short-Term Investment
(Cost $10,360,494)		10,360,494

TOTAL INVESTMENTS - 101.0%
(Cost $512,810,109)		417,523,121

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(3,936,663)

NET ASSETS - 100.0%		$413,586,458

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	21.1%
Information Technology	17.7%
Industrials	15.2%
Health Care	13.6%
Consumer Discretionary	13.5%
Energy	5.3%
Materials	4.7%
Consumer Staples	3.2%
Utilities	3.2%
Short-Term Investment	2.5%
Telecommunication Services	1.0%
Closed-End Mutual Fund	0.0%

101.0%
Other Assets & Liabilities, Net	(1.0%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(d)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Russell 2000 Mini (09/10)	108	$6,973,942	($409,702)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(e)	As of June 30, 2010, $654,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(f)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$48	$-	$48	$-
	Common Stocks (1)	407,090,491	407,090,491	-	-
	Closed-End Mutual Fund	72,088	72,088	-	-
	Short-Term Investment	10,360,494	-	10,360,494	-

		417,523,121	407,162,579	10,360,542	-

Liabilities	Equity Derivatives (2)	(409,702)	(409,702)	-	-

	Total	$417,113,419	$406,752,877	$10,360,542	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%

Germany - 0.3%

Fuchs Petrolub AG	26,169	$2,316,614

Total Preferred Stocks
(Cost $1,379,791)		2,316,614

COMMON STOCKS - 98.0%

Australia - 6.1%

Ansell Ltd	296,364	3,251,528
APA Group	534,100	1,611,417
Australian Pharmaceutical Industries Ltd	1,479,345	482,788
Avoca Resources Ltd *	1,083,400	2,461,465
Boart Longyear Group *	1,077,260	2,532,112
Bradken Ltd	454,118	2,721,587
Caltex Australia Ltd	268,725	2,108,472
Challenger Financial Services Group Ltd	1,210,935	3,530,882
GUD Holdings Ltd	295,547	2,140,617
Hastie Group Ltd	614,827	704,701
IOOF Holdings Ltd	308,273	1,535,986
JB Hi-Fi Ltd	102,907	1,637,041
Kingsgate Consolidated Ltd	597,049	4,701,370
MacArthur Coal Ltd	254,304	2,541,357
Macmahon Holdings Ltd	4,248,737	1,903,665
Medusa Mining Ltd *	404,000	1,306,869
Mincor Resources NL	904,887	1,354,329
Mount Gibson Iron Ltd *	1,748,829	2,215,762
PaperlinX Ltd *	3,226,110	1,669,608
SMS Management & Technology Ltd	124,847	618,600
South Australian Coal Ltd * + Δ	286,269	48,097
SP AusNet	2,801,100	1,798,474
Spotless Group Ltd	948,832	1,691,745
St. Barbara Ltd *	6,691,644	1,932,796
Straits Resources Ltd *	754,665	815,898

		47,317,166

Austria - 0.7%

Andritz AG	101,655	5,670,360

Belgium - 0.7%

D’ieteren SA	337	142,936
Omega Pharma SA	40,434	1,766,983
Telenet Group Holding NV *	137,001	3,594,344

		5,504,263

Bermuda - 2.8%

Catlin Group Ltd	990,252	5,183,779
First Pacific Co Ltd	2,959,200	2,002,149
Lancashire Holdings Ltd	502,142	3,722,371
Midland Holdings Ltd	2,836,000	2,315,239
Northern Offshore Ltd *	659,008	1,224,784
OM Holdings Ltd	205,603	250,776
Pacific Andes Resources Development Ltd	8,284,000	1,756,092
REXLot Holdings Ltd	12,275,000	1,123,373
Sinolink Worldwide Holdings Ltd Δ	8,472,000	1,208,488
Texwinca Holdings Ltd	664,000	643,247
VTech Holdings Ltd	218,000	2,320,355

		21,750,653

Canada - 10.1%

AGF Management Ltd ‘B’	170,000	2,285,191
Alamos Gold Inc	100,110	1,535,669
Alimentation Couche Tard Inc ‘B’	188,300	3,166,192
Cineplex Galaxy Income Fund	227,700	4,170,917
Consolidated Thompson Iron Mines Ltd *	364,100	2,483,083
Corus Entertainment Inc ‘B’	280,200	4,943,080
Cott Corp *	512,800	2,976,942
Dorel Industries Inc ‘B’	64,000	2,001,371
Flint Energy Services Ltd *	19,000	213,104
Golden Star Resources Ltd (TSE) *	619,000	2,732,892
Home Capital Group Inc	104,863	4,153,936
IAMGOLD Corp (TSE)	163,100	2,875,757
Keyera Facilities Income Fund	170,367	4,292,183
Methanex Corp (TSE)	150,000	2,951,952
Northgate Minerals Corp *	950,800	2,875,934
OceanaGold Corp CDI *	808,617	2,327,527
Pacific Rubiales Energy Corp *	313,600	7,028,788
Parkland Income Fund	187,500	1,903,974
Quebecor Inc ‘B’	106,000	3,239,096
Reitmans Canada Ltd	55,600	978,765
Russel Metals Inc	169,400	2,886,587
Sandvine Corp *	423,300	811,171
SEMAFO Inc *	369,460	2,793,812
Sherritt International Corp	327,200	1,758,099
TELUS Corp	102,000	3,848,894
Vero Energy Inc *	320,200	1,855,840
Western Coal Corp *	578,800	2,261,808
Westjet Airlines Ltd *	247,300	2,673,827

		78,026,391

Cayman - 0.4%

AMVIG Holdings Ltd	1,426,000	745,502
Polarcus Ltd *	1,671,100	1,150,402
Xinyi Glass Holdings Co Ltd	2,140,000	801,434

		2,697,338

Denmark - 1.1%

GN Store Nord *	126,144	876,978
H Lundbeck AS	222,400	3,033,643
Rockwool International AS	20,633	1,631,710
Royal UNIBREW AS *	86,701	2,769,579

		8,311,910

Finland - 1.9%

Amer Sports OYJ	86,134	813,312
Cargotec Corp	126,924	3,311,476
Huhtamaki OYJ	149,326	1,380,218
Kesko OYJ ‘B’	141,823	4,587,445
M-real OYJ *	915,873	3,209,972
Tieto OYJ	71,390	1,176,862

		14,479,285

France - 5.7%

Bull SA *	33,278	109,387
Cie Generale des Etablissements Michelin ‘B’	64,700	4,507,788
CNP Assurances	18,400	1,251,810
Eutelsat Communications	60,000	2,008,655
Groupe Steria SCA	51,554	1,261,387
Legrand SA	79,649	2,360,881
Nexans SA	53,991	3,146,035
Publicis Groupe SA	70,700	2,820,205
Rexel SA *	82,913	1,156,932
Rhodia SA	222,615	3,688,436
SCOR SE	200,855	3,836,199
SEB SA	71,950	4,652,257
Societe BIC SA	39,095	2,776,607
Technip SA	22,850	1,310,581
Valeo SA *	115,132	3,131,186
Wendel	47,242	2,378,695
Zodiac Aerospace	80,131	3,880,257

		44,277,298

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Germany - 5.7%

Aareal Bank AG *	172,087	$2,873,987
Adidas AG	45,450	2,200,456
ADVA AG Optical Networking *	48,308	245,932
Aixtron AG	50,200	1,186,792
Aurubis AG	56,581	2,458,212
Bertrandt AG	83,224	2,932,084
Bilfinger Berger AG	73,750	4,087,094
Drillisch AG	312,118	1,717,485
Hannover Rueckversicherung AG	127,484	5,463,379
Infineon Technologies AG *	1,175,459	6,814,611
MTU Aero Engines Holding AG	88,450	4,910,308
Rheinmetall AG	13,028	744,122
SMA Solar Technology AG	20,138	2,062,610
Software AG	23,660	2,432,115
Stada Arzneimittel AG	76,900	2,555,771
Wirecard AG	170,981	1,456,443

		44,141,401

Greece - 0.3%

Public Power Corp SA	177,400	2,543,612

Hong Kong - 0.3%

China Ocean Resources Co Ltd	257,000	1,764,170
Television Broadcasts Ltd	78,000	362,196

		2,126,366

Ireland - 1.1%

C&C Group PLC	313,437	1,238,015
DCC PLC	234,637	5,311,288
Irish Continental Group PLC	58,000	1,071,258
United Drug PLC	419,051	1,171,942

		8,792,503

Italy - 3.1%

Amplifon SPA	942,979	4,340,975
Brembo SPA	288,137	1,763,369
Danieli & Co SPA	91,246	1,654,732
Indesit Co SPA	371,175	4,165,445
Parmalat SPA	1,016,096	2,361,735
Piaggio & C SPA	1,155,310	2,734,663
Recordati SPA	732,901	5,145,507
Seat Pagine Gialle SPA *	9,747,192	1,605,251

		23,771,677

Japan - 22.4%

Acrodea Inc *	1,697	1,268,001
ADEKA Corp	101,100	949,642
Alfresa Holdings Corp	52,000	2,513,223
Alpen Co Ltd	87,500	1,377,625
ASKUL Corp	15,800	267,408
Calsonic Kansei Corp	1,264,000	3,709,669
Capcom Co Ltd	186,800	3,012,202
Cawachi Ltd	12,200	228,720
Circle K Sunkus Co Ltd	173,300	2,222,105
CMIC Co Ltd	3,610	960,739
COMSYS Holdings Corp	229,400	2,053,162
Cosmos Pharmaceutical Corp	148,500	3,195,216
Daikyo Inc	650,000	1,063,193
DIC Corp	284,000	437,636
Doshisha Co Ltd	46,400	1,076,229
EDION Corp	461,000	3,505,578
Ferrotec Corp	177,900	1,640,060
Fields Corp Δ	1,330	1,622,981
Fuji Seal International Inc	92,200	2,012,456
Fujikura Ltd	391,000	1,703,217
Fujitsu General Ltd	575,000	2,407,633
Geo Corp	1,000	1,213,228
House Foods Corp	121,900	1,788,549
Idemitsu Kosan Co Ltd	44,700	3,365,633
Iida Home Max	185,000	1,458,807
Index Holdings	10,900	856,635
IT Holdings Corp	185,600	2,202,629
Japan Aviation Electronics Industry Ltd	206,000	1,295,361
Kaken Pharmaceutical Co Ltd	353,000	3,506,963
Kandenko Co Ltd	275,000	1,627,373
Kanematsu Corp *	3,121,000	2,472,448
Keihin Corp	152,500	2,633,397
Kewpie Corp	1,700	19,569
Kinden Corp	295,000	2,512,047
Kinugawa Rubber Industrial Co Ltd	431,400	1,604,475
Kumagai Gumi Co Ltd * Δ	2,457,000	1,612,676
Kyorin Co Ltd	186,000	2,686,945
Kyowa Exeo Corp	260,200	2,294,016
Maeda Road Construction Co Ltd	291,000	2,373,732
Matsuda Sangyo Co Ltd	58,300	941,284
Ministop Co Ltd	106,300	1,468,442
Miraca Holdings Inc	151,500	4,534,691
Mitsui Chemicals Inc	1,026,000	2,867,398
Mochida Pharmaceutical Co Ltd	138,000	1,315,483
Morinaga Milk Industry Co Ltd	896,000	3,466,476
MTI Ltd	1,352	1,755,061
Nippo Corp	505,000	3,756,540
Nippon Chemi-Con Corp	793,000	3,450,976
Nippon Light Metal Co Ltd	2,432,000	3,150,139
Nishimatsu Construction Co Ltd	534,000	629,363
Nishimatsuya Chain Co Ltd	324,700	2,997,875
Nittetsu Mining Co Ltd	49,000	166,411
NS Solutions Corp	138,800	2,716,400
Oenon Holdings Inc	123,000	247,396
Penta-Ocean Construction Co Ltd	970,500	1,201,697
Pioneer Corp *	917,500	3,049,139
Point Inc	42,040	2,305,850
Right On Co Ltd	64,600	426,220
Risa Partners Inc	5,178	2,162,989
Rohto Pharmaceutical Co Ltd	97,000	1,186,584
Sasebo Heavy Industries Co Ltd	1,074,000	1,995,504
Seino Holdings Corp	226,000	1,555,241
Shin-Kobe Electric Machinery Co Ltd	242,000	1,871,327
Shinko Plantech Co Ltd	402,100	3,560,335
Ship Healthcare Holdings Inc	1,421	1,010,288
SHO-BOND Holdings Co Ltd	75,800	1,521,767
Sohgo Security Services Co Ltd	98,200	994,713
Sumitomo Rubber Industries Ltd	169,600	1,495,863
Taihei Kogyo Co Ltd	329,000	1,057,362
Taiheiyo Cement Corp	1,255,000	1,584,690
TBK Co Ltd	109,000	406,452
The Gunma Bank Ltd	401,000	2,126,464
The Higo Bank Ltd	249,000	1,376,471
The Keiyo Bank Ltd	500,000	2,609,249
The Nishi-Nippon City Bank Ltd	1,417,000	4,058,125
The Nisshin Oillio Group Ltd	220,000	1,075,533
The Okinawa Electric Power Co Inc	92,600	4,692,657
The San-In Godo Bank Ltd	230,000	1,768,603
Toagosei Co Ltd	630,000	2,790,976
Toho Holdings Co Ltd	196,800	3,119,274
Tosoh Corp	1,001,000	2,591,256
Touei Housing Corp	397,900	3,371,904
Toyo Tire & Rubber Co Ltd	480,000	1,015,558
TS Tech Co Ltd	73,100	1,140,846
Tsuruha Holdings Inc	33,400	1,183,876
V Technology Co Ltd	449	2,535,710
West Holdings Corp	141,100	933,417
Zeon Corp	453,000	2,654,281

		172,645,334

Luxembourg - 0.4%

Acergy SA	198,632	2,940,954

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

Netherlands - 4.1%

Aalberts Industries NV	226,657	$2,927,870
AMG Advanced Metallurgical Group NV *	82,936	707,272
ASM International NV *	163,455	3,199,190
BinckBank NV	15,438	192,086
Brit Insurance Holdings NV	319,475	4,303,664
Brunel International NV	34,383	976,152
CSM NV	174,257	5,175,161
Imtech NV	150,336	3,869,417
SNS REAAL NV *	685,649	2,955,338
Ten Cate NV Δ	218,938	4,781,555
Vastned Retail NV	52,543	2,647,322

		31,735,027

Norway - 0.4%

Atea ASA	252,100	1,462,092
Austevoll Seafood ASA	94,886	478,777
Cermaq ASA *	108,885	875,066

		2,815,935

Singapore - 1.2%

Broadway Industrial Group Ltd	2,685,000	2,168,251
SembCorp Marine Ltd	1,071,000	2,926,742
Singapore Post Ltd	1,393,000	1,123,673
Suntec REIT	3,310,000	3,097,103

		9,315,769

South Korea - 3.8%

Busan Bank	157,960	1,423,233
Chong Kun Dang Pharm Corp	147,810	2,210,419
Daelim Industrial Co Ltd	7,648	393,984
Daesang Corp *	248,210	1,824,241
Daou Technology Inc	329,430	1,995,241
Dongyang Mechtronics Corp	257,890	1,414,730
GS Home Shopping Inc	15,289	955,415
Halla Climate Control Corp	14,110	187,612
Hansol LCD Inc	44,396	1,958,636
Hanwha Chem Corp	153,660	2,205,984
Huchems Fine Chemical Corp	63,129	1,343,210
Hyundai Hysco	49,260	709,636
Hyundai Marine & Fire Insurance Co Ltd	168,550	3,340,101
Iljin Electric Co Ltd	222,330	1,996,542
Industrial Bank of Korea	182,300	2,133,690
INTOPS Co Ltd	1,810	31,782
KP Chemical Corp	161,827	1,519,496
KT Corp	9,716	358,790
LIG Insurance Co Ltd	123,730	2,452,769
Technosemichem Co Ltd	53,945	978,064

		29,433,575

Spain - 1.5%

Almirall SA	246,766	1,927,513
Construcciones y Auxiliar de Ferrocarriles SA	5,338	2,173,217
Obrascon Huarte Lain SA	72,568	1,612,710
Red Electrica Corp SA	93,965	3,364,409
Tecnicas Reunidas SA	53,078	2,413,852

		11,491,701

Sweden - 2.4%

AarhusKarlshamn AB	49,471	914,667
Billerud AB	449,878	2,712,191
Cardo AB	21,944	564,622
Castellum AB	427,112	3,870,256
Hoganas AB	68,650	1,779,096
Kungsleden AB	228,127	1,381,290
NCC AB	154,981	2,304,176
ORC Software AB	205,324	3,387,724
Trelleborg AB ‘B’	309,834	1,847,282

		18,761,304

Switzerland - 4.3%

AFG Arbonia-Forster Holding AG *	15,107	306,031
Baloise-Holding AG	76,705	5,339,130
Burckhardt Compression Holding AG	6,853	1,207,045
Clariant AG *	318,242	4,029,709
Givaudan SA	6,866	5,831,517
Helvetia Holding AG	21,128	5,545,128
Kaba Holding AG ‘B’	8,670	2,317,677
Logitech International SA *	162,255	2,196,349
Petroplus Holdings AG *	172,269	2,532,725
Valora Holding AG	14,659	3,505,654

		32,810,965

United Kingdom - 17.0%

Afren PLC *	1,662,819	2,099,858
Amlin PLC	880,386	5,067,024
ARM Holdings PLC	602,600	2,494,093
Arriva PLC	106,236	1,211,722
Ashtead Group PLC	1,964,964	2,621,054
Atkins WS PLC	445,071	4,507,355
Autonomy Corp PLC *	111,700	3,044,760
Beazley PLC	2,962,101	4,984,772
Bunzl PLC	304,200	3,046,192
Burberry Group PLC	222,625	2,514,240
Close Brothers Group PLC	195,125	2,008,675
Cookson Group PLC *	238,562	1,371,308
Dairy Crest Group PLC	399,108	2,195,543
Dana Petroleum PLC *	151,240	2,545,996
Domino’s Pizza UK & IRL PLC	604,031	3,412,679
Drax Group PLC	546,300	3,057,106
Electrocomponents PLC	832,406	2,680,446
Enterprise Inns PLC *	1,764,741	2,290,974
Firstgroup PLC	985,636	5,350,200
Galiform PLC *	1,718,980	1,443,342
GKN PLC *	1,351,406	2,325,171
Go-Ahead Group PLC	154,093	2,458,840
Gulfsands Petroleum PLC *	454,176	1,727,614
Halfords Group PLC	392,971	2,860,388
IG Group Holdings PLC	275,519	1,721,334
IMI PLC	524,772	5,346,781
Inmarsat PLC	261,000	2,767,400
International Personal Finance PLC	1,196,715	3,384,938
John Wood Group PLC	291,802	1,355,210
Laird PLC	289,049	451,272
Lamprell PLC	656,175	2,088,688
Melrose PLC	257,690	803,573
Mitchells & Butlers PLC *	636,306	2,586,437
Mondi PLC	655,899	3,732,605
Morgan Crucible Co	976,964	2,676,602
N Brown Group PLC	278,133	1,034,654
Next PLC	139,067	4,146,213
Northumbrian Water Group PLC	427,200	1,943,035
Persimmon PLC *	802,226	4,163,855
Punch Taverns PLC *	2,735,126	2,343,642
Rank Group PLC	1,247,082	1,844,689
Restaurant Group PLC	661,785	2,061,463
Sthree PLC	763,782	2,874,600
Tate & Lyle PLC	397,825	2,658,048
The Weir Group PLC	256,309	3,937,602
Thomas Cook Group PLC	602,190	1,593,922
Tomkins PLC	608,606	2,044,114
Tullett Prebon PLC	628,312	2,948,133
WH Smith PLC	579,614	3,533,942

		131,362,104

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
United States - 0.5%

Gran Tierra Energy Inc *	281,500	$1,414,706
Virgin Media Inc	147,000	2,453,430

		3,868,136

Total Common Stocks
(Cost $758,909,428)		756,591,027

	Principal
	Amount

SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $10,101,288; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $10,306,725)	$10,101,288	10,101,288

Total Short-Term Investment
(Cost $10,101,288)		10,101,288

TOTAL INVESTMENTS - 99.6%
(Cost $770,390,507)		769,008,929

OTHER ASSETS & LIABILITIES, NET - 0.4%		3,115,735

NET ASSETS - 100.0%		$772,124,664

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Industrials	20.8%
Consumer Discretionary	18.3%
Financials	14.9%
Materials	13.5%
Information Technology	8.0%
Consumer Staples	6.4%
Health Care	6.2%
Energy	6.1%
Utilities	2.5%
Telecommunication Services	1.6%
Short-Term Investment	1.3%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	As of June 30, 2010, the portfolio was diversified by geographical region as a percentage of net assets as follows:

Japan	22.4%
United Kingdom	17.0%
Canada	10.1%
Australia	6.1%
Germany	6.0%
France	5.7%
Switzerland	4.3%
Netherlands	4.1%
South Korea	3.8%
Italy	3.1%
Bermuda	2.8%
Sweden	2.4%
Finland	1.9%
United States	1.8%
Spain	1.5%
Singapore	1.2%
Ireland	1.1%
Denmark	1.1%
Austria	0.7%
Belgium	0.7%
Luxembourg	0.4%
Norway	0.4%
Cayman	0.4%
Greece	0.3%
Hong Kong	0.3%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate value of $48,097 or less than 0.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees.

(e)	1.2% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
				Significant	Significant
		Total Value at	Level 1	Observable	Unobservable
		June 30, 2010	Quoted Price	Inputs	Inputs
Assets	Preferred Stocks (1)	$2,316,614	$-	$2,316,614	$-
	Common Stocks
	Australia	47,317,166	-	47,269,069	48,097
	Austria	5,670,360	-	5,670,360	-
	Belgium	5,504,263	-	5,504,263	-
	Bermuda	21,750,653	-	21,750,653	-
	Canada	78,026,391	75,698,864	2,327,527	-
	Cayman	2,697,338	1,150,402	1,546,936	-
	Denmark	8,311,910	-	8,311,910	-
	Finland	14,479,285	-	14,479,285	-
	France	44,277,298	-	44,277,298	-
	Germany	44,141,401	-	44,141,401	-
	Greece	2,543,612	-	2,543,612	-
	Hong Kong	2,126,366	-	2,126,366	-
	Ireland	8,792,503	2,409,957	6,382,546	-
	Italy	23,771,677	-	23,771,677	-
	Japan	172,645,334	-	172,645,334	-
	Luxembourg	2,940,954	-	2,940,954	-
	Netherlands	31,735,027	-	31,735,027	-
	Norway	2,815,935	-	2,815,935	-
	Singapore	9,315,769	-	9,315,769	-
	South Korea	29,433,575	-	29,433,575	-
	Spain	11,491,701	-	11,491,701	-
	Sweden	18,761,304	-	18,761,304	-
	Switzerland	32,810,965	-	32,810,965	-
	United Kingdom	131,362,104	2,874,600	128,487,504	-
	United States	3,868,136	3,868,136	-	-

		756,591,027	86,001,959	670,540,971	48,097
	Short-Term Investment	10,101,288	-	10,101,288	-

	Total	$769,008,929	$86,001,959	$682,958,873	$48,097

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) for the period ending June 30, 2010:

Change in Net
Unrealized
				Total Change			Appreciation on
	Value,	Net	Total Net	in Net	Transfers		Level 3 Holdings
	Beginning	Purchases	Realized	Unrealized	In and/or	Value,	Held at the End of
	of Period	(Sales)	Gains (Losses)	Appreciation	Out of Level 3	End of Period	Period, if Applicable
Common Stocks Australia	$25,103	$-	$-	$22,994	$-	$48,097	$22,994

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.8%

Consumer Discretionary - 13.2%

Aaron’s Inc	287	$4,899
Abercrombie & Fitch Co ‘A’	480	14,731
Advance Auto Parts Inc	618	31,011
Aeropostale Inc *	679	19,447
Amazon.com Inc *	2,486	271,620
American Eagle Outfitters Inc	366	4,301
Apollo Group Inc ‘A’ *	939	39,879
Autoliv Inc	207	9,905
AutoNation Inc *	177	3,452
AutoZone Inc *	198	38,258
Bally Technologies Inc *	393	12,729
Bed Bath & Beyond Inc *	1,849	68,561
Best Buy Co Inc	2,451	82,991
Big Lots Inc *	577	18,516
BorgWarner Inc *	749	27,968
Brinker International Inc	690	9,977
Burger King Holdings Inc	612	10,306
Career Education Corp *	498	11,464
CarMax Inc *	1,590	31,641
Carnival Corp (Panama)	1,161	35,109
CBS Corp ‘B’	577	7,461
Chico’s FAS Inc	1,243	12,281
Chipotle Mexican Grill Inc *	219	29,961
Choice Hotels International Inc	13	393
Coach Inc	2,167	79,204
Darden Restaurants Inc	1,018	39,549
DeVry Inc	435	22,833
Dick’s Sporting Goods Inc *	625	15,556
DIRECTV ‘A’ *	6,302	213,764
Discovery Communications Inc ‘A’ *	1,477	52,744
Dollar General Corp *	497	13,692
Dollar Tree Inc *	915	38,091
DreamWorks Animation SKG Inc ‘A’ *	528	15,074
Education Management Corp *	150	2,288
Expedia Inc	599	11,249
Family Dollar Stores Inc	949	35,768
Federal Mogul Corp *	2	26
Ford Motor Co *	23,695	238,846
Fortune Brands Inc	132	5,172
Fossil Inc *	375	13,013
Garmin Ltd (Switzerland)	48	1,401
Gentex Corp	990	17,800
Guess? Inc	432	13,496
H&R Block Inc	965	15,141
Hanesbrands Inc *	716	17,227
Harley-Davidson Inc	1,674	37,213
Harman International Industries Inc *	234	6,994
Hasbro Inc	928	38,141
Hillenbrand Inc	444	9,497
Interactive Data Corp	245	8,178
International Game Technology	2,119	33,268
International Speedway Corp ‘A’	78	2,009
ITT Educational Services Inc *	249	20,672
J.C. Penney Co Inc	547	11,750
J.Crew Group Inc *	393	14,466
John Wiley & Sons Inc ‘A’	274	10,596
Johnson Controls Inc	4,508	121,130
Kohl’s Corp *	1,613	76,617
Lamar Advertising Co ‘A’ *	87	2,133
Las Vegas Sands Corp *	2,248	49,771
Lear Corp *	100	6,620
Leggett & Platt Inc	616	12,357
Limited Brands Inc	1,899	41,911
LKQ Corp *	1,013	19,531
Lowe’s Cos Inc	7,813	159,541
Macy’s Inc	298	5,334
Madison Square Garden Inc ‘A’ *	139	2,734
Marriott International Inc ‘A’	1,929	57,754
Mattel Inc	1,502	31,782
McDonald’s Corp	7,642	503,379
Meredith Corp	110	3,424
MGM Resorts International *	311	2,998
Mohawk Industries Inc *	48	2,196
Morningstar Inc *	150	6,378
Netflix Inc *	278	30,205
News Corp ‘A’	3,395	40,604
Nike Inc ‘B’	2,557	172,725
Nordstrom Inc	1,164	37,469
NVR Inc *	44	28,821
O’Reilly Automotive Inc *	961	45,705
Office Depot Inc *	344	1,390
Omnicom Group Inc	1,757	60,265
Panera Bread Co ‘A’ *	227	17,091
PetSmart Inc	816	24,619
Phillips-Van Heusen Corp	402	18,601
Polo Ralph Lauren Corp	405	29,549
priceline.com Inc *	336	59,317
Regal Entertainment Group ‘A’	131	1,708
Ross Stores Inc	869	46,309
Royal Caribbean Cruises Ltd * (Liberia)	365	8,311
Scripps Networks Interactive Inc ‘A’	637	25,697
Sirius XM Radio Inc *	27,632	26,237
Staples Inc	5,205	99,155
Starbucks Corp	5,282	128,353
Starwood Hotels & Resorts Worldwide Inc	1,347	55,806
Strayer Education Inc	101	20,997
Target Corp	5,232	257,257
Tempur-Pedic International Inc *	515	15,836
The Gap Inc	2,902	56,473
The Goodyear Tire & Rubber Co *	1,716	17,057
The Home Depot Inc	12,031	337,710
The Interpublic Group of Cos Inc *	3,480	24,812
The McGraw-Hill Cos Inc	1,573	44,264
The TJX Cos Inc	2,898	121,571
Thomson Reuters Corp (Canada)	862	30,885
Thor Industries Inc	239	5,676
Tiffany & Co	899	34,081
Time Warner Inc	1,669	48,251
Tractor Supply Co	259	15,791
TRW Automotive Holdings Corp *	378	10,421
Tupperware Brands Corp	450	17,933
Urban Outfitters Inc *	866	29,782
Viacom Inc ‘B’	851	26,696
Weight Watchers International Inc	237	6,089
Wendy’s/Arby’s Group Inc ‘A’	652	2,608
Whirlpool Corp	229	20,111
Williams-Sonoma Inc	685	17,002
WMS Industries Inc *	395	15,504
Wynn Resorts Ltd	537	40,957
Yum! Brands Inc	3,310	129,222

		5,262,092

Consumer Staples - 9.4%

Alberto-Culver Co	135	3,657
Altria Group Inc	8,624	172,825
Avon Products Inc	3,035	80,427
BJ’s Wholesale Club Inc *	31	1,147
Brown-Forman Corp ‘B’	582	33,308
Campbell Soup Co	783	28,055
Church & Dwight Co Inc	511	32,045
Coca-Cola Enterprises Inc	1,387	35,868
Colgate-Palmolive Co	2,916	229,664
ConAgra Foods Inc	321	7,486
Costco Wholesale Corp	3,124	171,289
CVS Caremark Corp	1,072	31,431
Dr Pepper Snapple Group Inc	535	20,004

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Flowers Foods Inc	201	$4,910
General Mills Inc	2,806	99,669
Green Mountain Coffee Roasters Inc *	750	19,275
H.J. Heinz Co	921	39,806
Hansen Natural Corp *	397	15,527
Herbalife Ltd (Cayman)	439	20,216
Kellogg Co	1,636	82,291
Kimberly-Clark Corp	2,329	141,207
McCormick & Co Inc	469	17,803
Mead Johnson Nutrition Co	199	9,974
PepsiCo Inc	6,587	401,478
Philip Morris International Inc	11,077	507,770
Sara Lee Corp	3,351	47,249
Sysco Corp	4,202	120,051
The Clorox Co	943	58,617
The Coca-Cola Co	11,162	559,439
The Estee Lauder Cos Inc ‘A’	783	43,637
The Hershey Co	656	31,442
The Kroger Co	260	5,119
The Procter & Gamble Co	1,227	73,595
Wal-Mart Stores Inc	8,756	420,901
Walgreen Co	6,331	169,038
Whole Foods Market Inc *	995	35,840

		3,772,060

Energy - 9.4%

Alpha Natural Resources Inc *	114	3,861
Arch Coal Inc	817	16,185
Atlas Energy Inc *	408	11,045
Atwood Oceanics Inc *	80	2,042
Baker Hughes Inc	836	34,752
Cameron International Corp *	990	32,195
Chevron Corp	757	51,370
Cimarex Energy Co	596	42,662
Concho Resources Inc *	651	36,020
ConocoPhillips	4,050	198,814
CONSOL Energy Inc	735	24,814
Continental Resources Inc *	199	8,879
Core Laboratories NV (Netherlands)	159	23,470
Diamond Offshore Drilling Inc	158	9,826
Dresser-Rand Group Inc *	529	16,690
El Paso Corp	918	10,199
EOG Resources Inc	1,799	176,968
EXCO Resources Inc	1,045	15,267
Exterran Holdings Inc *	45	1,161
Exxon Mobil Corp	33,274	1,898,947
FMC Technologies Inc *	863	45,446
Forest Oil Corp *	515	14,090
Frontline Ltd (Bermuda)	302	8,619
Halliburton Co	6,432	157,906
Holly Corp	213	5,662
Marathon Oil Corp	1,347	41,878
Mariner Energy Inc *	52	1,117
Murphy Oil Corp	161	7,978
Nabors Industries Ltd * (Bermuda)	810	14,272
Occidental Petroleum Corp	1,172	90,420
Petrohawk Energy Corp *	1,523	25,845
Pride International Inc *	493	11,014
Quicksilver Resources Inc *	50	550
Range Resources Corp	1,133	45,490
Rowan Cos Inc *	70	1,536
SandRidge Energy Inc *	323	1,883
Schlumberger Ltd (Netherlands)	8,474	468,951
SM Energy Co	304	12,209
Southwestern Energy Co *	2,453	94,784
The Williams Cos Inc	1,712	31,295
Ultra Petroleum Corp * (Canada)	1,082	47,878
Weatherford International Ltd * (Switzerland)	2,121	27,870
Whiting Petroleum Corp *	27	2,117

		3,773,977

Financials - 4.4%

ACE Ltd (Switzerland)	366	18,842
Affiliated Managers Group Inc *	327	19,872
Aflac Inc	3,152	134,496
AMB Property Corp REIT	112	2,656
American Express Co	7,451	295,805
Ameriprise Financial Inc	368	13,296
Apartment Investment & Management Co ‘A’ REIT	411	7,961
Arch Capital Group Ltd * (Bermuda)	27	2,012
Arthur J. Gallagher & Co	184	4,486
AXIS Capital Holdings Ltd (Bermuda)	242	7,192
Bank of Hawaii Corp	110	5,318
BlackRock Inc	82	11,759
Brown & Brown Inc	427	8,173
Capitol Federal Financial	9	298
CB Richard Ellis Group Inc ‘A’ *	1,970	26,812
Digital Realty Trust Inc REIT	525	30,282
Eaton Vance Corp	803	22,171
Endurance Specialty Holdings Ltd (Bermuda)	35	1,314
Equity Residential REIT	129	5,372
Erie Indemnity Co ‘A’	136	6,188
Essex Property Trust Inc REIT	84	8,193
Federal Realty Investment Trust REIT	261	18,340
Federated Investors Inc ‘B’	430	8,905
Franklin Resources Inc	1,057	91,103
General Growth Properties Inc REIT	1,439	19,081
Genworth Financial Inc ‘A’ *	641	8,378
GLG Partners Inc *	786	3,443
Greenhill & Co Inc	210	12,837
Hudson City Bancorp Inc	280	3,427
Interactive Brokers Group Inc ‘A’ *	119	1,975
IntercontinentalExchange Inc *	524	59,228
Invesco Ltd (Bermuda)	941	15,837
Janus Capital Group Inc	117	1,039
Jones Lang LaSalle Inc	299	19,626
Lazard Ltd ‘A’ (Bermuda)	654	17,468
Marsh & McLennan Cos Inc	3,546	79,962
MetLife Inc	1,310	49,466
Moody’s Corp	1,496	29,800
Morgan Stanley	3,159	73,320
MSCI Inc ‘A’ *	811	22,221
Northern Trust Corp	686	32,036
NYSE Euronext	400	11,052
Plum Creek Timber Co Inc REIT	493	17,023
ProLogis REIT	213	2,158
Public Storage REIT	904	79,471
Rayonier Inc REIT	169	7,439
SEI Investments Co	1,064	21,663
Simon Property Group Inc REIT	1,440	116,280
T. Rowe Price Group Inc	1,859	82,521
TD Ameritrade Holding Corp *	1,655	25,321
The Charles Schwab Corp	7,044	99,884
The Hartford Financial Services Group Inc	266	5,887
The NASDAQ OMX Group Inc *	93	1,654
The St. Joe Co *	589	13,641
The Travelers Cos Inc	409	20,143
UDR Inc REIT	106	2,028
Validus Holdings Ltd (Bermuda)	90	2,198
Ventas Inc REIT	304	14,273
Vornado Realty Trust REIT	104	7,587
Waddell & Reed Financial Inc ‘A’	632	13,828

		1,744,041

Health Care - 10.2%

Abbott Laboratories ‡	9,891	462,701
Abraxis Bioscience Inc *	19	1,410
Alcon Inc (Switzerland)	493	73,058
Alexion Pharmaceuticals Inc *	641	32,813
Allergan Inc	2,160	125,842

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Allscripts-Misys Healthcare Solutions Inc *	403	$6,488
AmerisourceBergen Corp	2,008	63,754
Amylin Pharmaceuticals Inc *	1,024	19,251
Baxter International Inc	3,529	143,419
Becton Dickinson & Co	1,657	112,046
BioMarin Pharmaceutical Inc *	747	14,163
Brookdale Senior Living Inc *	129	1,935
C.R. Bard Inc	675	52,333
Cardinal Health Inc	886	29,778
CareFusion Corp *	281	6,379
Celgene Corp *	3,274	166,385
Cerner Corp *	480	36,427
Charles River Laboratories International Inc *	111	3,797
Community Health Systems Inc *	468	15,823
Covance Inc *	450	23,094
Covidien PLC (Ireland)	3,562	143,121
DaVita Inc *	732	45,706
Dendreon Corp *	951	30,746
DENTSPLY International Inc	1,008	30,149
Edwards Lifesciences Corp *	794	44,480
Eli Lilly & Co	1,661	55,643
Emdeon Inc ‘A’ *	200	2,506
Emergency Medical Services Corp ‘A’ *	211	10,345
Express Scripts Inc *	3,893	183,049
Gen-Probe Inc *	360	16,351
Genzyme Corp *	1,442	73,210
Gilead Sciences Inc *	6,321	216,684
Health Management Associates Inc ‘A’ *	1,826	14,188
Henry Schein Inc *	650	35,685
Hill-Rom Holdings Inc	379	11,533
Hospira Inc *	1,188	68,251
Human Genome Sciences Inc *	1,332	30,183
IDEXX Laboratories Inc *	409	24,908
Illumina Inc *	881	38,350
Intuitive Surgical Inc *	281	88,689
Inverness Medical Innovations Inc *	166	4,426
Johnson & Johnson	2,939	173,577
Kinetic Concepts Inc *	39	1,424
Laboratory Corp of America Holdings *	741	55,834
Life Technologies Corp *	918	43,375
Lincare Holdings Inc	707	22,985
McKesson Corp	833	55,944
Medco Health Solutions Inc *	3,245	178,735
MEDNAX Inc *	316	17,573
Medtronic Inc	6,017	218,237
Mettler-Toledo International Inc *	233	26,010
Millipore Corp *	404	43,087
Mylan Inc *	1,849	31,507
Myriad Genetics Inc *	728	10,884
Omnicare Inc	83	1,967
Patterson Cos Inc	712	20,313
PerkinElmer Inc	382	7,896
Perrigo Co	577	34,083
Pharmaceutical Product Development Inc	757	19,235
Quest Diagnostics Inc	916	45,589
Regeneron Pharmaceuticals Inc *	462	10,312
ResMed Inc *	545	33,141
St. Jude Medical Inc *	2,313	83,476
Stryker Corp	2,237	111,984
SXC Health Solutions Corp * (Canada)	218	15,969
Talecris Biotherapeutics Holdings Corp *	374	7,891
Techne Corp	273	15,684
Teleflex Inc	44	2,388
Tenet Healthcare Corp *	2,494	10,824
The Cooper Cos Inc	62	2,467
Thoratec Corp *	408	17,434
United Therapeutics Corp *	338	16,498
Universal Health Services Inc ‘B’	32	1,221
Valeant Pharmaceuticals International *	404	21,125
Varian Medical Systems Inc *	877	45,850
VCA Antech Inc *	622	15,401
Vertex Pharmaceuticals Inc *	1,432	47,113
Warner Chilcott PLC ‘A’ * (Ireland)	641	14,647
Waters Corp *	660	42,702

		4,083,481

Industrials - 12.1%

3M Co	5,054	399,215
Aecom Technology Corp *	221	5,096
Alliant Techsystems Inc *	210	13,033
AMETEK Inc	737	29,591
AMR Corp *	761	5,160
Armstrong World Industries Inc *	11	332
Avery Dennison Corp	44	1,414
Bucyrus International Inc	535	25,386
C.H. Robinson Worldwide Inc	1,178	65,567
Carlisle Cos Inc	30	1,084
Caterpillar Inc	4,463	268,092
Chicago Bridge & Iron Co NV ‘NY’ * (Netherlands)	292	5,493
Con-way Inc	30	901
Continental Airlines Inc ‘B’ *	983	21,626
Cooper Industries PLC (Ireland)	1,191	52,404
Copa Holdings SA ‘A’ (Panama)	138	6,102
Copart Inc *	540	19,337
Corrections Corp of America *	184	3,511
Cummins Inc	1,425	92,810
Danaher Corp	3,499	129,883
Deere & Co	2,850	158,688
Delta Air Lines Inc *	5,616	65,988
Donaldson Co Inc	542	23,116
Dover Corp	838	35,020
Eaton Corp	311	20,352
Emerson Electric Co	5,350	233,741
Expeditors International of Washington Inc	1,531	52,835
Fastenal Co	937	47,028
FedEx Corp	1,438	100,818
Flowserve Corp	339	28,747
Fluor Corp	76	3,230
FTI Consulting Inc *	269	11,726
Gardner Denver Inc	352	15,696
GATX Corp	82	2,188
General Cable Corp *	134	3,571
General Electric Co	17,599	253,778
Goodrich Corp	250	16,563
Graco Inc	432	12,178
Harsco Corp	42	987
Hertz Global Holdings Inc *	1,177	11,134
Honeywell International Inc	5,462	213,182
Hubbell Inc ‘B’	172	6,827
IDEX Corp	478	13,656
IHS Inc ‘A’ *	346	20,213
Illinois Tool Works Inc	3,131	129,248
Iron Mountain Inc	1,323	29,715
Jacobs Engineering Group Inc *	536	19,532
JB Hunt Transport Services Inc	639	20,876
Joy Global Inc	732	36,666
Kansas City Southern *	430	15,631
KAR Auction Services Inc *	16	198
KBR Inc	92	1,871
Kennametal Inc	435	11,062
Kirby Corp *	24	918
Landstar System Inc	358	13,958
Lennox International Inc	345	14,342
Lincoln Electric Holdings Inc	303	15,450
Lockheed Martin Corp	1,724	128,438
Masco Corp	763	8,210
McDermott International Inc * (Panama)	1,296	28,071
MSC Industrial Direct Co Inc ‘A’	320	16,211
Navistar International Corp *	506	24,895
Oshkosh Corp *	639	19,911

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Owens Corning *	452	$13,519
PACCAR Inc	2,593	103,383
Pall Corp	811	27,874
Parker-Hannifin Corp	324	17,969
Pentair Inc	365	11,753
Pitney Bowes Inc	1,055	23,168
Precision Castparts Corp	1,001	103,023
Regal-Beloit Corp	230	12,829
Republic Services Inc	657	19,533
Robert Half International Inc	1,063	25,034
Rockwell Automation Inc	1,014	49,777
Rockwell Collins Inc	588	31,240
Roper Industries Inc	668	37,381
RR Donnelley & Sons Co	76	1,244
Ryder System Inc	200	8,046
Southwest Airlines Co	702	7,799
Spirit AeroSystems Holdings Inc ‘A’ *	113	2,154
SPX Corp	69	3,644
Stericycle Inc *	612	40,135
Textron Inc	1,002	17,004
The Boeing Co	4,368	274,092
The Dun & Bradstreet Corp	369	24,767
The Manitowoc Co Inc	936	8,555
The Shaw Group Inc *	344	11,772
The Timken Co	454	11,799
The Toro Co	252	12,378
Thomas & Betts Corp *	57	1,978
Towers Watson & Co ‘A’	47	1,826
TransDigm Group Inc	350	17,861
Tyco International Ltd (Switzerland)	527	18,566
UAL Corp *	897	18,442
Union Pacific Corp	449	31,210
United Parcel Service Inc ‘B’	5,074	288,660
United Technologies Corp	6,059	393,290
USG Corp *	198	2,392
UTi Worldwide Inc (United Kingdom)	650	8,047
Valmont Industries Inc	156	11,335
Verisk Analytics Inc ‘A’ *	735	21,976
W.W. Grainger Inc	435	43,261
WABCO Holdings Inc *	458	14,418
Wabtec Corp	53	2,114
Waste Connections Inc *	434	15,142
WESCO International Inc *	97	3,266

		4,826,158

Information Technology - 29.7%

Accenture PLC ‘A’ (Ireland)	4,344	167,896
Activision Blizzard Inc	997	10,459
Adobe Systems Inc *	3,739	98,822
Advanced Micro Devices Inc *	1,632	11,946
Agilent Technologies Inc *	2,496	70,961
Akamai Technologies Inc *	1,222	49,577
Alliance Data Systems Corp *	374	22,260
Altera Corp	2,159	53,565
Amdocs Ltd * (United Kingdom)	412	11,062
Amphenol Corp ‘A’	1,213	47,647
Analog Devices Inc	2,089	58,200
ANSYS Inc *	655	26,573
Apple Inc *	6,465	1,626,141
Applied Materials Inc	9,545	114,731
Arrow Electronics Inc *	94	2,101
Atheros Communications Inc *	498	13,715
Atmel Corp *	2,935	14,088
Autodesk Inc *	1,630	39,707
Automatic Data Processing Inc	3,573	143,849
Avago Technologies Ltd * (Singapore)	755	15,900
BMC Software Inc *	1,289	44,638
Broadcom Corp ‘A’	3,519	116,021
Broadridge Financial Solutions Inc	883	16,821
CA Inc	2,252	41,437
Cadence Design Systems Inc *	2,015	11,667
Ciena Corp *	660	8,369
Cisco Systems Inc *	40,572	864,589
Citrix Systems Inc *	1,306	55,152
Cognizant Technology Solutions Corp ‘A’ *	2,126	106,428
Compuware Corp *	907	7,238
Corning Inc	1,385	22,368
Cree Inc *	762	45,743
Cypress Semiconductor Corp *	1,145	11,496
Dell Inc *	12,087	145,769
Diebold Inc	100	2,725
Dolby Laboratories Inc ‘A’ *	367	23,007
DST Systems Inc	233	8,421
eBay Inc *	3,106	60,909
Electronic Arts Inc *	2,173	31,291
EMC Corp *	14,605	267,271
Equinix Inc *	323	26,234
F5 Networks Inc *	561	38,468
FactSet Research Systems Inc	332	22,241
First Solar Inc *	395	44,963
Fiserv Inc *	723	33,012
FLIR Systems Inc *	1,105	32,144
Gartner Inc *	520	12,090
Genpact Ltd * (Bermuda)	525	8,153
Global Payments Inc	572	20,901
Google Inc ‘A’ *	1,731	770,208
Harris Corp	923	38,443
Hewitt Associates Inc ‘A’ *	662	22,812
Hewlett-Packard Co	16,660	721,045
IAC/InterActiveCorp *	289	6,349
Informatica Corp *	654	15,618
Ingram Micro Inc ‘A’ *	126	1,914
Intel Corp	27,038	525,889
International Business Machines Corp	9,110	1,124,903
Intersil Corp ‘A’	299	3,621
Intuit Inc *	1,992	69,262
Itron Inc *	267	16,506
Jabil Circuit Inc	906	12,050
JDS Uniphase Corp *	1,536	15,114
Juniper Networks Inc *	3,725	85,004
KLA-Tencor Corp	68	1,896
Lam Research Corp *	914	34,787
Lender Processing Services Inc	668	20,915
Linear Technology Corp	1,576	43,829
Marvell Technology Group Ltd * (Bermuda)	3,848	60,644
MasterCard Inc ‘A’	692	138,075
Maxim Integrated Products Inc	2,150	35,969
McAfee Inc *	1,117	34,314
MEMC Electronic Materials Inc *	672	6,639
Microchip Technology Inc	1,310	36,339
MICROS Systems Inc *	578	18,421
Microsoft Corp	36,403	837,633
Monster Worldwide Inc *	513	5,976
National Instruments Corp	435	13,824
National Semiconductor Corp	1,512	20,352
NCR Corp *	1,197	14,508
NetApp Inc *	2,471	92,193
NeuStar Inc ‘A’ *	465	9,588
Novellus Systems Inc *	606	15,368
Nuance Communications Inc *	1,618	24,189
NVIDIA Corp *	4,040	41,248
ON Semiconductor Corp *	2,996	19,114
Oracle Corp	27,062	580,750
Paychex Inc	2,280	59,212
Polycom Inc *	606	18,053
QLogic Corp *	791	13,146
QUALCOMM Inc	11,653	382,684
Rambus Inc *	779	13,648
Red Hat Inc *	1,339	38,751
Rovi Corp *	726	27,523

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
SAIC Inc *	2,228	$37,297
salesforce.com inc *	815	69,943
SanDisk Corp *	1,634	68,742
Seagate Technology * (Cayman)	2,499	32,587
Silicon Laboratories Inc *	311	12,614
Skyworks Solutions Inc *	1,258	21,122
Solera Holdings Inc	498	18,028
SunPower Corp ‘A’ *	269	3,255
Sybase Inc *	610	39,443
Symantec Corp *	532	7,384
Synopsys Inc *	65	1,357
Teradata Corp *	1,187	36,180
Teradyne Inc *	1,333	12,997
Texas Instruments Inc	3,932	91,537
The Western Union Co	4,774	71,180
Trimble Navigation Ltd *	831	23,268
Varian Semiconductor Equipment Associates Inc *	533	15,276
VeriSign Inc *	1,307	34,701
Visa Inc ‘A’	3,317	234,678
VistaPrint NV * (Netherlands)	311	14,769
VMware Inc ‘A’ *	522	32,672
WebMD Health Corp *	392	18,201
Western Digital Corp *	372	11,220
Xilinx Inc	1,942	49,055
Yahoo! Inc *	4,151	57,408
Zebra Technologies Corp ‘A’ *	234	5,937

		11,837,943

Materials - 4.4%

Air Products & Chemicals Inc	1,509	97,798
Airgas Inc	593	36,885
AK Steel Holding Corp	147	1,752
Albemarle Corp	650	25,811
Alcoa Inc	1,050	10,563
Allegheny Technologies Inc	701	30,977
Ashland Inc	56	2,599
Ball Corp	137	7,238
Carpenter Technology Corp	313	10,276
Celanese Corp ‘A’	1,143	28,472
CF Industries Holdings Inc	364	23,096
Cliffs Natural Resources Inc	963	45,415
Compass Minerals International Inc	233	16,375
Crown Holdings Inc *	1,133	28,370
E.I. du Pont de Nemours & Co	2,230	77,136
Eagle Materials Inc	345	8,946
Eastman Chemical Co	107	5,709
Ecolab Inc	1,657	74,416
FMC Corp	353	20,273
Freeport-McMoRan Copper & Gold Inc	3,074	181,766
Gerdau Ameristeel Corp * (Canada)	183	1,995
International Flavors & Fragrances Inc	567	24,052
International Paper Co	2,414	54,629
Martin Marietta Materials Inc	324	27,478
Monsanto Co	3,875	179,102
Nalco Holding Co	920	18,823
Newmont Mining Corp	3,379	208,619
Nucor Corp	961	36,787
Owens-Illinois Inc *	361	9,548
Pactiv Corp *	853	23,756
PPG Industries Inc	194	11,720
Praxair Inc	2,173	165,126
Reliance Steel & Aluminum Co	60	2,169
Royal Gold Inc	44	2,112
RPM International Inc	446	7,957
Schnitzer Steel Industries Inc ‘A’	31	1,215
Sigma-Aldrich Corp	796	39,665
Southern Copper Corp	1,203	31,928
Temple-Inland Inc	143	2,956
The Lubrizol Corp	485	38,950
The Mosaic Co	1,120	43,658
The Scotts Miracle-Gro Co ‘A’	331	14,700
The Sherwin-Williams Co	404	27,953
The Valspar Corp	72	2,169
Titanium Metals Corp *	609	10,712
United States Steel Corp	192	7,402
Walter Energy Inc	299	18,194

		1,747,248

Telecommunication Services - 0.8%

American Tower Corp ‘A’ *	2,849	126,780
Clearwire Corp ‘A’ *	827	6,020
Crown Castle International Corp *	2,064	76,905
Frontier Communications Corp	894	6,356
Level 3 Communications Inc *	4,568	4,979
MetroPCS Communications Inc *	852	6,978
NII Holdings Inc *	940	30,569
SBA Communications Corp ‘A’ *	802	27,276
tw telecom Inc *	1,079	17,998
Windstream Corp	1,396	14,742

		318,603

Utilities - 0.2%

Calpine Corp *	1,152	14,654
EQT Corp	973	35,164
ITC Holdings Corp	313	16,561
Ormat Technologies Inc	60	1,697

		68,076

Total Common Stocks
(Cost $37,629,933)		37,433,679

EXCHANGE-TRADED FUND - 2.2%

iShares Russell 1000 Growth Index Fund	19,372	888,013

Total Exchange-Traded Fund
(Cost $950,168)		888,013

	Principal
	Amount

SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $1,553,010; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $1,586,813)	$1,553,010	1,553,010

Total Short-Term Investment
(Cost $1,553,010)		1,553,010

TOTAL INVESTMENTS - 99.9%
(Cost $40,133,111)		39,874,702

OTHER ASSETS & LIABILITIES, NET - 0.1%		28,039

NET ASSETS - 100.0%		$39,902,741

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	29.7%
Consumer Discretionary	13.2%
Industrials	12.1%
Health Care	10.2%
Energy	9.4%
Consumer Staples	9.4%
Materials	4.4%
Financials	4.4%
Short-Term Investment	3.9%
Exchange-Traded Fund	2.2%
Telecommunication Services	0.8%
Utilities	0.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
S&P 500 E-Mini (09/10)	19	$1,021,989	($46,719)
NASDAQ 100 E-Mini (09/10)	17	617,486	(26,566)

			($73,285)

(d)	As of June 30, 2010, securities with a total aggregate value of $252,612 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$37,433,679	$37,433,679	$-	$-
	Exchange-Traded Fund	888,013	888,013	-	-
	Short-Term Investment	1,553,010	-	1,553,010	-

		39,874,702	38,321,692	1,553,010	-

Liabilities	Equity Derivatives (2)	(73,285)	(73,285)	-	-

	Total	$39,801,417	$38,248,407	$1,553,010	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.8%

Consumer Discretionary - 6.9%

Aaron’s Inc	260	$4,438
Abercrombie & Fitch Co ‘A’	167	5,125
American Eagle Outfitters Inc	1,277	15,005
Autoliv Inc *	455	21,772
AutoNation Inc *	384	7,488
BorgWarner Inc *	88	3,286
Brinker International Inc	137	1,981
Cablevision Systems Corp ‘A’	1,904	45,715
Carnival Corp (Panama)	2,216	67,012
CBS Corp ‘B’	4,846	62,659
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	279	5,552
Choice Hotels International Inc	225	6,797
Clear Channel Outdoor Holdings Inc ‘A’ *	349	3,029
Comcast Corp ‘A’	22,774	395,584
D.R. Horton Inc	2,209	21,714
Discovery Communications Inc ‘A’ *	619	22,104
DISH Network Corp ‘A’	1,654	30,020
Education Management Corp *	113	1,723
Expedia Inc	977	18,348
Federal Mogul Corp *	178	2,318
Foot Locker Inc	1,268	16,002
Fortune Brands Inc	1,083	42,432
GameStop Corp ‘A’ *	1,238	23,262
Gannett Co Inc	1,961	26,395
Garmin Ltd (Switzerland)	854	24,920
Genuine Parts Co	1,284	50,654
H&R Block Inc	1,565	24,555
Harman International Industries Inc *	276	8,250
Hyatt Hotels Corp ‘A’ *	354	13,130
Interactive Data Corp	21	701
International Speedway Corp ‘A’	148	3,812
J.C. Penney Co Inc	1,289	27,688
Jarden Corp	722	19,400
John Wiley & Sons Inc ‘A’	50	1,933
Johnson Controls Inc	309	8,303
KB Home	573	6,303
Kohl’s Corp *	646	30,685
Lamar Advertising Co ‘A’ *	366	8,974
Lear Corp *	265	17,543
Leggett & Platt Inc	507	10,170
Lennar Corp ‘A’	1,302	18,111
Liberty Global Inc ‘A’ *	2,056	53,435
Liberty Media Corp - Capital ‘A’ *	647	27,116
Liberty Media Corp - Interactive ‘A’ *	4,832	50,736
Liberty Media Corp - Starz ‘A’ *	426	22,084
Lowe’s Cos Inc	2,778	56,727
M.D.C. Holdings Inc	306	8,247
Macy’s Inc	3,076	55,060
Madison Square Garden Inc ‘A’ *	329	6,471
Mattel Inc	1,240	26,238
Meredith Corp	166	5,168
MGM Resorts International *	1,859	17,921
Mohawk Industries Inc *	398	18,212
Newell Rubbermaid Inc	2,253	32,984
News Corp ‘A’	14,630	174,975
Office Depot Inc *	1,867	7,543
Omnicom Group Inc	482	16,533
Penn National Gaming Inc *	539	12,451
PulteGroup Inc	2,838	23,499
RadioShack Corp	1,015	19,803
Regal Entertainment Group ‘A’	527	6,872
Royal Caribbean Cruises Ltd * (Liberia)	650	14,800
Sears Holdings Corp *	367	23,727
Service Corp International	2,180	16,132
Signet Jewelers Ltd (NYSE) * (Bermuda)	709	19,497
Stanley Black & Decker Inc	1,278	64,565
The Gap Inc	406	7,901
The McGraw-Hill Cos Inc	761	21,415
The New York Times Co ‘A’ *	1,112	9,619
The Walt Disney Co	15,854	499,401
The Washington Post Co ‘B’	46	18,882
Thomson Reuters Corp (Canada)	2,047	73,344
Time Warner Cable Inc	2,869	149,418
Time Warner Inc	7,324	211,737
Toll Brothers Inc *	1,134	18,552
TRW Automotive Holdings Corp *	204	5,624
VF Corp	713	50,751
Viacom Inc ‘B’	3,947	123,817
Virgin Media Inc	2,688	44,863
Wendy’s/Arby’s Group Inc ‘A’	1,708	6,832
Whirlpool Corp	348	30,561
Wyndham Worldwide Corp	1,457	29,344

		3,207,750

Consumer Staples - 9.9%

Alberto-Culver Co	539	14,602
Altria Group Inc	7,031	140,901
Archer-Daniels-Midland Co	5,206	134,419
BJ’s Wholesale Club Inc *	373	13,805
Brown-Forman Corp ‘B’	213	12,190
Bunge Ltd (Bermuda)	1,180	58,044
Campbell Soup Co	595	21,319
Central European Distribution Corp *	535	11,438
Coca-Cola Enterprises Inc	999	25,834
Colgate-Palmolive Co	648	51,037
ConAgra Foods Inc	3,241	75,580
Constellation Brands Inc ‘A’ *	1,483	23,164
Corn Products International Inc	613	18,574
CVS Caremark Corp	9,794	287,160
Dean Foods Co *	1,470	14,803
Del Monte Foods Co	1,642	23,628
Dr Pepper Snapple Group Inc	1,379	51,561
Energizer Holdings Inc *	567	28,509
Flowers Foods Inc	386	9,430
General Mills Inc	2,174	77,221
H.J. Heinz Co	1,511	65,305
Hansen Natural Corp *	83	3,246
Hormel Foods Corp	565	22,871
Kellogg Co	221	11,116
Kimberly-Clark Corp	697	42,259
Kraft Foods Inc ‘A’	12,986	363,608
Lorillard Inc	1,238	89,111
McCormick & Co Inc	538	20,422
Mead Johnson Nutrition Co	1,429	71,622
Molson Coors Brewing Co ‘B’	1,085	45,961
NBTY Inc *	457	15,543
PepsiCo Inc	5,549	338,212
Philip Morris International Inc	2,369	108,595
Ralcorp Holdings Inc *	444	24,331
Reynolds American Inc	1,358	70,779
Safeway Inc	3,144	61,811
Sara Lee Corp	1,533	21,615
Smithfield Foods Inc *	1,136	16,926
SUPERVALU Inc	1,743	18,894
The Clorox Co	65	4,040
The Coca-Cola Co	4,331	217,070
The Hershey Co	515	24,684
The J.M. Smucker Co	964	58,052
The Kroger Co	4,923	96,934
The Procter & Gamble Co	21,916	1,314,522
Tyson Foods Inc ‘A’	2,414	39,565
Wal-Mart Stores Inc	6,542	314,474
Walgreen Co	705	18,824

		4,593,611

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Energy - 9.9%

Alpha Natural Resources Inc *	850	$28,789
Anadarko Petroleum Corp	4,004	144,504
Apache Corp	2,730	229,839
Arch Coal Inc	383	7,587
Atlas Energy Inc *	171	4,629
Atwood Oceanics Inc *	363	9,264
Baker Hughes Inc	2,521	104,798
Cabot Oil & Gas Corp	818	25,620
Cameron International Corp *	848	27,577
Chesapeake Energy Corp	5,289	110,805
Chevron Corp	15,399	1,044,976
Cobalt International Energy Inc *	651	4,850
Comstock Resources Inc *	382	10,589
ConocoPhillips	7,433	364,886
CONSOL Energy Inc	989	33,389
Continental Resources Inc *	22	982
Denbury Resources Inc *	3,229	47,273
Devon Energy Corp	3,617	220,348
Diamond Offshore Drilling Inc	377	23,446
Dresser-Rand Group Inc *	65	2,051
El Paso Corp	4,649	51,650
Exterran Holdings Inc *	459	11,847
Exxon Mobil Corp	3,341	190,671
Forest Oil Corp *	323	8,837
Frontier Oil Corp	857	11,527
Frontline Ltd (Bermuda)	72	2,055
Helmerich & Payne Inc	762	27,828
Hess Corp	2,359	118,752
Holly Corp	117	3,110
Marathon Oil Corp	4,209	130,858
Mariner Energy Inc *	776	16,668
Massey Energy Co	834	22,810
Murphy Oil Corp	1,366	67,685
Nabors Industries Ltd * (Bermuda)	1,385	24,404
National Oilwell Varco Inc	3,391	112,140
Newfield Exploration Co *	1,079	52,720
Noble Energy Inc	1,413	85,246
Occidental Petroleum Corp	5,240	404,266
Oceaneering International Inc *	447	20,070
Oil States International Inc *	379	15,001
Patterson-UTI Energy Inc	1,246	16,036
Peabody Energy Corp	2,176	85,147
Petrohawk Energy Corp *	710	12,049
Pioneer Natural Resources Co	936	55,645
Plains Exploration & Production Co *	1,135	23,392
Pride International Inc *	885	19,771
Quicksilver Resources Inc *	897	9,867
Rowan Cos Inc *	792	17,376
SandRidge Energy Inc *	1,194	6,961
SEACOR Holdings Inc *	172	12,154
SM Energy Co	162	6,506
Smith International Inc	2,012	75,752
Southern Union Co	1,022	22,341
Spectra Energy Corp	5,244	105,247
Sunoco Inc	964	33,518
Superior Energy Services Inc *	632	11,799
Teekay Corp	343	8,976
Tesoro Corp	1,144	13,350
The Williams Cos Inc	2,779	50,800
Tidewater Inc	403	15,604
Unit Corp *	328	13,314
Valero Energy Corp	4,575	82,258
Weatherford International Ltd * (Switzerland)	3,578	47,015
Whiting Petroleum Corp *	383	30,035

		4,599,260

Financials - 26.8%

ACE Ltd (Switzerland)	2,325	119,691
Aflac Inc	209	8,918
Alexandria Real Estate Equities Inc REIT	359	22,750
Alleghany Corp *	57	16,718
Allied World Assurance Co Holdings Ltd (Bermuda)	413	18,742
AMB Property Corp REIT	1,233	29,234
American Financial Group Inc	711	19,425
American International Group Inc *	979	33,717
American National Insurance Co	57	4,615
AmeriCredit Corp *	563	10,258
Ameriprise Financial Inc	1,664	60,120
Annaly Capital Management Inc REIT	4,485	76,918
Aon Corp	2,180	80,922
Apartment Investment & Management Co ‘A’ REIT	477	9,239
Arch Capital Group Ltd * (Bermuda)	406	30,247
Ares Capital Corp	1,552	19,447
Arthur J. Gallagher & Co	630	15,359
Aspen Insurance Holdings Ltd (Bermuda)	616	15,240
Associated Banc-Corp	1,415	17,348
Assurant Inc	886	30,744
Assured Guaranty Ltd (Bermuda)	1,493	19,812
AvalonBay Communities Inc REIT	677	63,211
AXIS Capital Holdings Ltd (Bermuda)	733	21,785
BancorpSouth Inc	688	12,301
Bank of America Corp	81,219	1,167,117
Bank of Hawaii Corp	263	12,716
BB&T Corp	5,601	147,362
Berkshire Hathaway Inc ‘B’ *	14,002	1,115,819
BlackRock Inc	187	26,816
BOK Financial Corp	204	9,684
Boston Properties Inc REIT	1,125	80,258
Brandywine Realty Trust REIT	1,065	11,449
BRE Properties Inc REIT	531	19,610
Brown & Brown Inc	428	8,192
Camden Property Trust REIT	549	22,427
Capital One Financial Corp	3,696	148,949
CapitalSource Inc	2,613	12,438
Capitol Federal Financial	151	5,007
Chimera Investment Corp REIT	6,214	22,433
Cincinnati Financial Corp	1,216	31,458
CIT Group Inc *	1,620	54,853
Citigroup Inc *	171,266	643,960
City National Corp	355	18,187
CME Group Inc ‘A’	535	150,629
CNA Financial Corp *	214	5,470
Comerica Inc	1,426	52,520
Commerce Bancshares Inc	587	21,126
Corporate Office Properties Trust REIT	483	18,238
Cullen/Frost Bankers Inc	425	21,845
Developers Diversified Realty Corp REIT	1,614	15,979
Digital Realty Trust Inc REIT	35	2,019
Discover Financial Services	4,399	61,498
Douglas Emmett Inc REIT	922	13,111
Duke Realty Corp REIT	1,856	21,066
E*TRADE Financial Corp *	1,782	21,063
East West Bancorp Inc	1,198	18,270
Endurance Specialty Holdings Ltd (Bermuda)	331	12,422
Equity Residential REIT	2,143	89,235
Erie Indemnity Co ‘A’	45	2,048
Essex Property Trust Inc REIT	149	14,533
Everest Re Group Ltd (Bermuda)	476	33,663
Federal Realty Investment Trust REIT	199	13,984
Federated Investors Inc ‘B’	230	4,763
Fidelity National Financial Inc ‘A’	1,860	24,161
Fifth Third Bancorp	6,431	79,037
First Citizens BancShares Inc ‘A’	39	7,501
First Horizon National Corp *	1,857	21,268
First Niagara Financial Group Inc	1,729	21,664

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Forest City Enterprises Inc ‘A’ *	1,037	$11,739
Fulton Financial Corp	1,632	15,749
General Growth Properties Inc REIT	365	4,840
Genworth Financial Inc ‘A’ *	3,227	42,177
GLG Partners Inc *	93	407
HCC Insurance Holdings Inc	911	22,556
HCP Inc REIT	2,380	76,755
Health Care REIT Inc	1,005	42,331
Hospitality Properties Trust REIT	1,004	21,184
Host Hotels & Resorts Inc REIT	5,325	71,781
HRPT Properties Trust REIT	2,189	13,594
Hudson City Bancorp Inc	3,503	42,877
Huntington Bancshares Inc	5,934	32,874
Interactive Brokers Group Inc ‘A’ *	204	3,386
Invesco Ltd (Bermuda)	2,459	41,385
Janus Capital Group Inc	1,353	12,015
Jefferies Group Inc	944	19,900
JPMorgan Chase & Co	32,209	1,179,171
KeyCorp	7,111	54,684
Kimco Realty Corp REIT	3,280	44,083
Legg Mason Inc	1,313	36,803
Leucadia National Corp *	1,578	30,787
Liberty Property Trust REIT	886	25,561
Lincoln National Corp	2,449	59,486
Loews Corp	2,546	84,807
M&T Bank Corp	596	50,630
Mack-Cali Realty Corp REIT	670	19,919
Markel Corp *	79	26,860
Marsh & McLennan Cos Inc	340	7,667
Marshall & Ilsley Corp	4,374	31,405
MBIA Inc *	1,350	7,574
Mercury General Corp	209	8,661
MetLife Inc	3,274	123,626
Morgan Stanley	7,716	179,088
Nationwide Health Properties Inc REIT	970	34,697
New York Community Bancorp Inc	3,481	53,155
Northern Trust Corp	1,177	54,966
NYSE Euronext	1,658	45,811
Old Republic International Corp	1,929	23,399
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	238	3,408
PartnerRe Ltd (Bermuda)	633	44,399
People’s United Financial Inc	3,004	40,554
Piedmont Office Realty Trust Inc ‘A’ REIT	467	8,747
Plum Creek Timber Co Inc REIT	757	26,139
Popular Inc *	5,424	14,536
Principal Financial Group Inc	2,589	60,686
ProLogis REIT	3,614	36,610
Protective Life Corp	714	15,272
Prudential Financial Inc	3,758	201,654
Public Storage REIT	106	9,318
Raymond James Financial Inc	805	19,875
Rayonier Inc REIT	456	20,073
Realty Income Corp REIT	834	25,295
Regency Centers Corp REIT	659	22,670
Regions Financial Corp	9,783	64,372
Reinsurance Group of America Inc	585	26,740
RenaissanceRe Holdings Ltd (Bermuda)	462	25,997
Senior Housing Properties Trust REIT	1,044	20,995
Simon Property Group Inc REIT	730	58,948
SL Green Realty Corp REIT	633	34,840
SLM Corp *	3,933	40,864
StanCorp Financial Group Inc	403	16,338
State Street Corp	4,062	137,377
SunTrust Banks Inc	4,045	94,248
Symetra Financial Corp	238	2,856
Synovus Financial Corp	6,342	16,109
Taubman Centers Inc REIT	433	16,294
TCF Financial Corp	1,143	18,985
TFS Financial Corp	703	8,724
The Allstate Corp	4,353	125,062
The Bank of New York Mellon Corp	9,820	242,456
The Chubb Corp	2,644	132,226
The Goldman Sachs Group Inc	4,168	547,133
The Hanover Insurance Group Inc	378	16,443
The Hartford Financial Services Group Inc	3,291	72,830
The Macerich Co REIT	1,024	38,216
The NASDAQ OMX Group Inc *	989	17,584
The PNC Financial Services Group Inc	4,258	240,577
The Progressive Corp	5,428	101,612
The St. Joe Co *	90	2,084
The Travelers Cos Inc	3,544	174,542
Torchmark Corp	649	32,132
Transatlantic Holdings Inc	521	24,987
U.S. Bancorp	15,516	346,783
UDR Inc REIT	1,224	23,415
Unitrin Inc	422	10,803
Unum Group	2,692	58,416
Validus Holdings Ltd (Bermuda)	588	14,359
Valley National Bancorp	1,353	18,428
Ventas Inc REIT	923	43,335
Vornado Realty Trust REIT	1,190	86,810
W.R. Berkley Corp	1,027	27,174
Washington Federal Inc	950	15,371
Weingarten Realty Investors REIT	1,010	19,241
Wells Fargo & Co	39,396	1,008,538
Wesco Financial Corp	7	2,262
White Mountains Insurance Group Ltd (Bermuda)	60	19,452
Wilmington Trust Corp	820	9,094
XL Group PLC (Ireland)	2,767	44,300
Zions Bancorp	1,319	28,451

		12,398,038

Health Care - 12.6%

Abbott Laboratories	1,225	57,305
Abraxis Bioscience Inc *	36	2,671
Aetna Inc	3,440	90,747
Amgen Inc *	7,755	407,913
Baxter International Inc	807	32,796
Beckman Coulter Inc	568	34,245
Bio-Rad Laboratories Inc ‘A’ *	158	13,665
Biogen Idec Inc *	2,162	102,587
Boston Scientific Corp *	12,277	71,207
Bristol-Myers Squibb Co	13,922	347,215
Brookdale Senior Living Inc *	599	8,985
Cardinal Health Inc	1,921	64,565
CareFusion Corp *	1,142	25,923
Cephalon Inc *	609	34,561
Charles River Laboratories International Inc *	409	13,992
CIGNA Corp	2,240	69,574
Community Health Systems Inc *	234	7,912
Coventry Health Care Inc *	1,198	21,181
Eli Lilly & Co	6,340	212,390
Emdeon Inc ‘A’ *	19	238
Endo Pharmaceuticals Holdings Inc *	963	21,013
Forest Laboratories Inc *	2,446	67,094
Genzyme Corp *	516	26,197
Health Net Inc *	785	19,130
Hill-Rom Holdings Inc	79	2,404
Hologic Inc *	2,098	29,225
Humana Inc *	1,378	62,933
Inverness Medical Innovations Inc *	482	12,850
Johnson & Johnson	18,979	1,120,900
Kinetic Concepts Inc *	462	16,868
King Pharmaceuticals Inc *	2,085	15,825
Life Technologies Corp *	432	20,412
LifePoint Hospitals Inc *	470	14,758
McKesson Corp	1,248	83,816
MEDNAX Inc *	21	1,168
Medtronic Inc	2,060	74,716
Merck & Co Inc	25,244	882,783

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Mylan Inc *	392	$6,680
Omnicare Inc	878	20,809
PerkinElmer Inc	518	10,707
Pfizer Inc	65,297	931,135
Quest Diagnostics Inc	163	8,113
Teleflex Inc	273	14,818
Tenet Healthcare Corp *	1,166	5,060
The Cooper Cos Inc	296	11,778
Thermo Fisher Scientific Inc *	3,323	162,993
UnitedHealth Group Inc	9,200	261,280
Universal Health Services Inc ‘B’	698	26,629
Watson Pharmaceuticals Inc *	883	35,823
WellPoint Inc *	3,458	169,200
Zimmer Holdings Inc *	1,641	88,696

		5,845,485

Industrials - 8.2%

Aecom Technology Corp *	569	13,121
AGCO Corp *	780	21,037
Alexander & Baldwin Inc	304	9,053
Alliant Techsystems Inc *	32	1,986
AMR Corp *	1,824	12,367
Armstrong World Industries Inc *	152	4,587
Avery Dennison Corp	843	27,086
BE Aerospace Inc *	779	19,810
Carlisle Cos Inc	458	16,548
Chicago Bridge & Iron Co NV ‘NY’ * (Netherlands)	487	9,160
Cintas Corp	1,076	25,792
CNH Global * (Netherlands)	173	3,918
Con-way Inc	401	12,038
Copa Holdings SA ‘A’ (Panama)	90	3,980
Corrections Corp of America *	720	13,738
Covanta Holding Corp *	1,034	17,154
Crane Co	400	12,084
CSX Corp	3,150	156,334
Danaher Corp	317	11,767
Deere & Co	192	10,691
Dover Corp	557	23,277
Eaton Corp	1,002	65,571
Equifax Inc	1,025	28,762
FedEx Corp	897	62,889
Flowserve Corp	69	5,851
Fluor Corp	1,360	57,800
FTI Consulting Inc *	74	3,226
Gardner Denver Inc	22	981
GATX Corp	246	6,563
General Cable Corp *	269	7,169
General Dynamics Corp	2,798	163,851
General Electric Co	66,377	957,156
Goodrich Corp	729	48,296
Harsco Corp	603	14,171
Hertz Global Holdings Inc *	224	2,119
Hubbell Inc ‘B’	289	11,470
IDEX Corp	113	3,228
Ingersoll-Rand PLC (Ireland)	2,606	89,881
ITT Corp	1,486	66,751
Jacobs Engineering Group Inc *	401	14,612
Kansas City Southern *	340	12,359
KAR Auction Services Inc *	136	1,682
KBR Inc	1,223	24,876
Kennametal Inc	165	4,196
Kirby Corp *	409	15,644
L-3 Communications Holdings Inc	937	66,377
Lockheed Martin Corp	539	40,156
Manpower Inc	663	28,628
Masco Corp	2,033	21,875
McDermott International Inc * (Panama)	393	8,512
Norfolk Southern Corp	2,996	158,938
Northrop Grumman Corp	2,438	132,725
Owens Corning *	417	12,472
Parker-Hannifin Corp	934	51,800
Pentair Inc	382	12,300
Pitney Bowes Inc	477	10,475
Quanta Services Inc *	1,731	35,745
Raytheon Co	3,085	149,283
Regal-Beloit Corp	51	2,845
Republic Services Inc	1,874	55,714
Rockwell Collins Inc	604	32,091
RR Donnelley & Sons Co	1,582	25,897
Ryder System Inc	201	8,086
Snap-on Inc	468	19,146
Southwest Airlines Co	5,226	58,061
Spirit AeroSystems Holdings Inc ‘A’ *	730	13,914
SPX Corp	325	17,163
Terex Corp *	899	16,847
Textron Inc	1,071	18,175
The Boeing Co	1,167	73,229
The Shaw Group Inc *	290	9,924
The Timken Co	182	4,730
Thomas & Betts Corp *	370	12,839
Towers Watson & Co ‘A’	294	11,422
Trinity Industries Inc	623	11,040
Tyco International Ltd (Switzerland)	3,534	124,503
UAL Corp *	342	7,032
Union Pacific Corp	3,585	249,193
United Technologies Corp	650	42,192
URS Corp *	684	26,915
USG Corp *	298	3,600
UTi Worldwide Inc (United Kingdom)	152	1,882
Wabtec Corp	328	13,084
Waste Connections Inc *	101	3,524
Waste Management Inc	3,911	122,375
WESCO International Inc *	232	7,811

		3,817,152

Information Technology - 5.2%

Activision Blizzard Inc	3,062	32,120
Advanced Micro Devices Inc *	3,001	21,967
Amdocs Ltd * (United Kingdom)	1,201	32,247
AOL Inc *	901	18,732
Arrow Electronics Inc *	875	19,556
Atmel Corp *	382	1,834
Avnet Inc *	1,229	29,631
AVX Corp	311	3,987
Broadridge Financial Solutions Inc	96	1,829
Brocade Communications Systems Inc *	3,596	18,555
CA Inc	583	10,727
CommScope Inc *	770	18,303
Computer Sciences Corp	1,245	56,336
Compuware Corp *	787	6,280
Convergys Corp *	825	8,093
CoreLogic Inc	870	15,364
Corning Inc	11,056	178,554
Diebold Inc	419	11,418
eBay Inc *	5,771	113,169
EchoStar Corp ‘A’ *	282	5,381
Electronic Arts Inc *	161	2,318
Fairchild Semiconductor International Inc *	1,116	9,386
Fidelity National Information Services Inc	2,686	72,039
Fiserv Inc *	412	18,812
IAC/InterActiveCorp *	410	9,008
Ingram Micro Inc ‘A’ *	1,205	18,304
Intel Corp	14,231	276,793
International Rectifier Corp *	572	10,645
Intersil Corp ‘A’	731	8,852
Itron Inc *	30	1,855
Jabil Circuit Inc	424	5,639
KLA-Tencor Corp	1,299	36,216
Lexmark International Inc ‘A’ *	642	21,205
LSI Corp *	5,170	23,782

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
MEMC Electronic Materials Inc *	1,074	$10,611
Micron Technology Inc *	6,928	58,819
Microsoft Corp	20,525	472,280
Molex Inc	1,094	19,955
Monster Worldwide Inc *	443	5,161
Motorola Inc *	18,816	122,680
National Semiconductor Corp	176	2,369
Novell Inc *	2,821	16,023
Novellus Systems Inc *	86	2,181
PMC-Sierra Inc *	1,868	14,047
Seagate Technology * (Cayman)	1,098	14,318
SunPower Corp ‘A’ *	481	5,820
Symantec Corp *	5,860	81,337
Synopsys Inc *	1,138	23,750
Tech Data Corp *	439	15,637
Tellabs Inc	2,973	18,998
Texas Instruments Inc	5,413	126,015
Total System Services Inc	1,333	18,129
Vishay Intertechnology Inc *	1,312	10,155
Western Digital Corp *	1,431	43,159
Xerox Corp	11,165	89,767
Yahoo! Inc *	6,481	89,632
Zebra Technologies Corp ‘A’ *	200	5,074

		2,384,854

Materials - 2.7%

AK Steel Holding Corp	754	8,988
Alcoa Inc	7,068	71,104
Aptargroup Inc	564	21,331
Ashland Inc	570	26,459
Ball Corp	591	31,223
Bemis Co Inc	870	23,490
Cabot Corp	527	12,706
CF Industries Holdings Inc	161	10,215
Commercial Metals Co	863	11,409
Cytec Industries Inc	371	14,836
Domtar Corp	341	16,760
E.I. du Pont de Nemours & Co	4,803	166,136
Eastman Chemical Co	464	24,759
FMC Corp	186	10,682
Gerdau Ameristeel Corp * (Canada)	1,001	10,911
Greif Inc ‘A’	287	15,940
Huntsman Corp	1,633	14,158
International Paper Co	783	17,719
Intrepid Potash Inc *	361	7,065
MeadWestvaco Corp	1,345	29,859
Nucor Corp	1,456	55,736
Owens-Illinois Inc *	923	24,413
Packaging Corp of America	835	18,387
Pactiv Corp *	108	3,008
PPG Industries Inc	1,125	67,961
Reliance Steel & Aluminum Co	518	18,726
Royal Gold Inc	325	15,600
RPM International Inc	575	10,258
Schnitzer Steel Industries Inc ‘A’	142	5,566
Sealed Air Corp	1,271	25,064
Sigma-Aldrich Corp	76	3,787
Sonoco Products Co	821	25,024
Steel Dynamics Inc	1,808	23,848
Temple-Inland Inc	708	14,634
The Dow Chemical Co	9,320	221,070
The Sherwin-Williams Co	286	19,788
The Valspar Corp	721	21,717
United States Steel Corp	941	36,276
Vulcan Materials Co	1,027	45,013
Walter Energy Inc	93	5,659
Weyerhaeuser Co	1,712	60,262

		1,267,547

Telecommunication Services - 4.7%

AT&T Inc ‡	47,835	1,157,129
CenturyLink Inc	2,431	80,977
Clearwire Corp ‘A’ *	272	1,980
Frontier Communications Corp	1,530	10,878
Leap Wireless International Inc *	494	6,412
Level 3 Communications Inc *	8,192	8,929
MetroPCS Communications Inc *	1,063	8,706
NII Holdings Inc *	283	9,203
Qwest Communications International Inc	14,057	73,799
Sprint Nextel Corp *	23,605	100,085
Telephone & Data Systems Inc	707	21,486
U.S. Cellular Corp *	120	4,938
Verizon Communications Inc	22,882	641,154
Windstream Corp	2,257	23,834

		2,149,510

Utilities - 6.9%

AGL Resources Inc	635	22,746
Allegheny Energy Inc	1,373	28,394
Alliant Energy Corp	890	28,249
Ameren Corp	1,927	45,805
American Electric Power Co Inc	3,875	125,163
American Water Works Co Inc	1,415	29,149
Aqua America Inc	1,073	18,971
Atmos Energy Corp	758	20,496
Calpine Corp *	1,513	19,245
CenterPoint Energy Inc	3,194	42,033
CMS Energy Corp	1,906	27,923
Consolidated Edison Inc	2,272	97,923
Constellation Energy Group Inc	1,496	48,246
Dominion Resources Inc	4,824	186,882
DPL Inc	963	23,016
DTE Energy Co	1,348	61,482
Duke Energy Corp	10,628	170,048
Edison International	2,636	83,614
Energen Corp	577	25,578
Entergy Corp	1,532	109,722
EQT Corp	81	2,927
Exelon Corp	5,348	203,064
FirstEnergy Corp	2,466	86,877
Great Plains Energy Inc	1,124	19,130
Hawaiian Electric Industries Inc	781	17,791
Integrys Energy Group Inc	624	27,294
ITC Holdings Corp	49	2,593
MDU Resources Group Inc	1,476	26,612
Mirant Corp *	1,089	11,500
National Fuel Gas Co	582	26,702
NextEra Energy Inc	3,357	163,687
NiSource Inc	2,185	31,683
Northeast Utilities	1,461	37,226
NRG Energy Inc *	2,065	43,799
NSTAR	856	29,960
NV Energy Inc	1,903	22,474
OGE Energy Corp	790	28,882
ONEOK Inc	859	37,152
Ormat Technologies Inc	78	2,207
Pepco Holdings Inc	1,774	27,816
PG&E Corp	3,013	123,834
Pinnacle West Capital Corp	851	30,942
PPL Corp	3,065	76,472
Progress Energy Inc	2,306	90,441
Public Service Enterprise Group Inc	4,094	128,265
Questar Corp	1,416	64,414
RRI Energy Inc *	2,941	11,146
SCANA Corp	913	32,649
Sempra Energy	2,003	93,720
Southern Co	6,674	222,111
TECO Energy Inc	1,751	26,388

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
The AES Corp *	5,422	$50,099
UGI Corp	916	23,303
Vectren Corp	698	16,515
Westar Energy Inc	911	19,687
Wisconsin Energy Corp	945	47,949
Xcel Energy Inc	3,718	76,628

		3,198,624

Total Common Stocks
(Cost $44,310,329)		43,461,831

EXCHANGE-TRADED FUND - 2.2%

iShares Russell 1000 Value Index Fund	18,737	1,015,733

Total Exchange-Traded Fund
(Cost $1,082,500)		1,015,733

	Principal
	Amount

SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $1,819,059; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $1,858,838)	$1,819,059	1,819,059

Total Short-Term Investment
(Cost $1,819,059)		1,819,059

TOTAL INVESTMENTS - 99.9%
(Cost $47,211,888)		46,296,623

OTHER ASSETS & LIABILITIES, NET - 0.1%		45,971

NET ASSETS - 100.0%		$46,342,594

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	26.8%
Health Care	12.6%
Energy	9.9%
Consumer Staples	9.9%
Industrials	8.2%
Consumer Discretionary	6.9%
Utilities	6.9%
Information Technology	5.2%
Telecommunication Services	4.7%
Short-Term Investment	3.9%
Materials	2.7%
Exchange-Traded Fund	2.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
S&P 500 E-Mini (09/10)	36	$1,932,361	($84,481)

(d)	As of June 30, 2010, securities with a total aggregate value of $353,174 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$43,461,831	$43,461,831	$-	$-
	Exchange-Traded Fund	1,015,733	1,015,733	-	-
	Short-Term Investment	1,819,059	-	1,819,059	-

		46,296,623	44,477,564	1,819,059	-

Liabilities	Equity Derivatives (2)	(84,481)	(84,481)	-	-

	Total	$46,212,142	$44,393,083	$1,819,059	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Energy - 0.0%

Zion Oil & Gas Inc Exp. 07/15/10 *	225	$5

Total Rights
(Cost $0)		5

COMMON STOCKS - 94.7%

Consumer Discretionary - 16.7%

1-800-FLOWERS.COM Inc ‘A’ *	107	220
99 Cents Only Stores *	1,078	15,954
AFC Enterprises Inc *	565	5,142
Ambassadors Group Inc	548	6,187
America’s Car-Mart Inc *	140	3,168
American Axle & Manufacturing Holdings Inc *	1,614	11,831
American Greetings Corp ‘A’	71	1,332
American Public Education Inc *	508	22,200
Amerigon Inc *	624	4,605
Ameristar Casinos Inc	731	11,009
AnnTaylor Stores Corp *	1,584	25,772
Arbitron Inc	732	18,761
Asbury Automotive Group Inc *	779	8,211
Ballantyne Strong Inc *	391	2,831
bebe Stores Inc	175	1,120
Belo Corp ‘A’ *	2,477	14,094
Big 5 Sporting Goods Corp	565	7,424
Biglari Holdings Inc *	2	574
BJ’s Restaurants Inc *	621	14,656
Blue Nile Inc *	346	16,290
Blyth Inc	48	1,635
Bon-Ton Stores Inc *	117	1,141
Bridgepoint Education Inc *	533	8,427
Brown Shoe Co Inc	799	12,129
Brunswick Corp	2,390	29,708
Buffalo Wild Wings Inc *	500	18,290
California Pizza Kitchen Inc *	537	8,136
Cambium Learning Group Inc *	405	1,458
Capella Education Co *	461	37,502
Caribou Coffee Co Inc *	203	1,922
Carmike Cinemas Inc *	158	957
Carrols Restaurant Group Inc *	317	1,449
Carter’s Inc *	1,621	42,551
Casual Male Retail Group Inc *	1,010	3,454
Cavco Industries Inc *	38	1,337
CEC Entertainment Inc *	603	21,262
Cherokee Inc	221	3,779
Christopher & Banks Corp	555	3,435
Churchill Downs Inc	49	1,607
Citi Trends Inc *	409	13,472
CKE Restaurants Inc	1,518	19,021
CKX Inc *	253	1,262
Coinstar Inc *	870	37,384
Coldwater Creek Inc *	1,647	5,534
Collective Brands Inc *	1,206	19,055
Cooper Tire & Rubber Co	1,677	32,702
Core-Mark Holding Co Inc *	51	1,397
Corinthian Colleges Inc *	2,412	23,758
CPI Corp	147	3,296
Cracker Barrel Old Country Store Inc	607	28,262
Crocs Inc *	2,329	24,641
Crown Media Holdings Inc ‘A’ *	114	201
Culp Inc *	244	2,674
Dana Holding Corp *	3,492	34,920
Deckers Outdoor Corp *	354	50,576
Denny’s Corp *	2,829	7,355
Destination Maternity Corp *	138	3,491
Dex One Corp *	75	1,425
DineEquity Inc *	492	13,737
Domino’s Pizza Inc *	360	4,068
Dorman Products Inc *	302	6,140
Drew Industries Inc *	193	3,899
drugstore.com Inc *	2,561	7,888
DSW Inc ‘A’ *	384	8,625
Eastman Kodak Co *	7,241	31,426
Einstein Noah Restaurant Group Inc *	133	1,435
Empire Resorts Inc *	707	1,152
Entercom Communications Corp ‘A’ *	548	4,833
Entravision Communications Corp ‘A’ *	1,378	2,908
Ethan Allen Interiors Inc	227	3,176
Exide Technologies *	497	2,584
Express Inc *	428	7,006
Fuel Systems Solutions Inc *	370	9,602
G-III Apparel Group Ltd *	420	9,614
Genesco Inc *	64	1,684
Global Sources Ltd * (Bermuda)	584	4,579
Grand Canyon Education Inc *	847	19,845
Group 1 Automotive Inc *	143	3,365
Harte-Hanks Inc	1,049	10,962
Hawk Corp ‘A’ *	139	3,538
hhgregg Inc *	361	8,419
Hibbett Sports Inc *	789	18,904
Hot Topic Inc	524	2,662
HSN Inc *	1,067	25,608
Interval Leisure Group Inc *	1,093	13,608
iRobot Corp *	571	10,729
Jack in the Box Inc *	1,400	27,230
Jamba Inc *	1,685	3,589
Jo-Ann Stores Inc *	740	27,757
Joe’s Jeans Inc *	1,154	2,285
Jos. A. Bank Clothiers Inc *	504	27,211
K-Swiss Inc ‘A’ *	367	4,121
K12 Inc *	694	15,393
Kenneth Cole Productions Inc ‘A’ *	76	837
Kirkland’s Inc *	456	7,695
Knology Inc *	769	8,405
Krispy Kreme Doughnuts Inc *	1,616	5,446
La-Z-Boy Inc *	162	1,204
Lacrosse Footwear Inc	136	2,290
LeapFrog Enterprises Inc *	774	3,111
Learning Tree International Inc *	177	1,920
Lee Enterprises Inc *	1,239	3,184
Life Time Fitness Inc *	1,000	31,790
Lincoln Educational Services Corp *	449	9,245
Lions Gate Entertainment Corp * (Canada)	1,310	9,144
Liz Claiborne Inc *	2,584	10,904
LodgeNet Interactive Corp *	217	805
Lumber Liquidators Holdings Inc *	607	14,161
Maidenform Brands Inc *	627	12,766
Marine Products Corp *	278	1,573
Martha Stewart Living Omnimedia Inc ‘A’ *	691	3,400
Matthews International Corp ‘A’	832	24,361
McCormick & Schmick’s Seafood Restaurants Inc *	176	1,313
Media General Inc ‘A’ *	140	1,366
Midas Inc *	401	3,076
Monro Muffler Brake Inc	546	21,583
Morgans Hotel Group Co *	223	1,374
National CineMedia Inc	1,169	19,476
National Presto Industries Inc	136	12,629
NutriSystem Inc	862	19,774
OfficeMax Inc *	841	10,983
Orbitz Worldwide Inc *	471	1,795
Overstock.com Inc *	403	7,282
Oxford Industries Inc	384	8,037

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
P.F. Chang’s China Bistro Inc	637	$25,257
Papa John’s International Inc *	452	10,450
Peet’s Coffee & Tea Inc *	325	12,763
Penske Auto Group Inc *	445	5,055
PetMed Express Inc	634	11,285
Pier 1 Imports Inc *	2,814	18,038
Pinnacle Entertainment Inc *	105	993
Playboy Enterprises Inc ‘B’ *	439	1,844
Polaris Industries Inc	857	46,809
Pool Corp	1,354	29,680
Pre-Paid Legal Services Inc *	212	9,644
RC2 Corp *	53	854
RCN Corp *	976	14,455
Rentrak Corp *	265	6,447
Retail Ventures Inc *	627	4,903
RG Barry Corp	237	2,614
Rue21 Inc *	397	12,045
Ruth’s Hospitality Group Inc *	820	3,428
Sally Beauty Holdings Inc *	2,293	18,803
Scientific Games Corp ‘A’ *	881	8,105
Sealy Corp *	508	1,356
Select Comfort Corp *	1,255	10,981
Shoe Carnival Inc *	47	964
Shuffle Master Inc *	1,477	11,831
Shutterfly Inc *	728	17,443
Skechers U.S.A. Inc ‘A’ *	930	33,964
Smith & Wesson Holding Corp *	1,571	6,425
Sonic Automotive Inc ‘A’ *	176	1,507
Sonic Corp *	1,637	12,687
Sotheby’s	1,837	42,012
Standard Motor Products Inc	127	1,025
Stein Mart Inc *	306	1,906
Steiner Leisure Ltd * (Bahamas)	407	15,645
Steven Madden Ltd *	673	21,213
Stoneridge Inc *	414	3,142
Sturm Ruger & Co Inc	524	7,509
Summer Infant Inc *	322	2,109
Superior Industries International Inc	162	2,177
SuperMedia Inc *	344	6,292
Systemax Inc	247	3,722
Tenneco Inc *	1,608	33,865
Texas Roadhouse Inc *	1,576	19,889
The Buckle Inc	681	22,078
The Cato Corp ‘A’	771	16,977
The Cheesecake Factory Inc *	1,659	36,929
The Children’s Place Retail Stores Inc *	684	30,110
The Dress Barn Inc *	1,510	35,953
The Finish Line Inc ‘A’	418	5,823
The Gymboree Corp *	810	34,595
The McClatchy Co ‘A’ *	1,621	5,900
The Princeton Review Inc *	538	1,248
The Talbots Inc *	1,661	17,125
The Timberland Co ‘A’ *	776	12,532
The Warnaco Group Inc *	1,217	43,982
The Wet Seal Inc ‘A’ *	2,060	7,519
True Religion Apparel Inc *	696	15,361
U.S. Auto Parts Network Inc *	360	2,160
Ulta Salon Cosmetics & Fragrance Inc *	859	20,324
Under Armour Inc ‘A’ *	964	31,937
Universal Electronics Inc *	153	2,544
Universal Technical Institute Inc *	582	13,758
Valassis Communications Inc *	1,365	43,298
Vitacost.com Inc *	391	3,515
Vitamin Shoppe Inc *	430	11,030
Volcom Inc *	529	9,824
Warner Music Group Corp *	359	1,745
Westwood One Inc *	147	1,451
Weyco Group Inc	105	2,392
Winmark Corp	66	2,209
Winnebago Industries Inc *	777	7,723
Wolverine World Wide Inc	1,362	34,350
World Wrestling Entertainment Inc ‘A’	610	9,492
Zumiez Inc *	558	8,989

		2,306,506

Consumer Staples - 3.0%

American Italian Pasta Co ‘A’ *	138	7,296
Arden Group Inc ‘A’	35	3,075
B&G Foods Inc ‘A’	749	8,074
Bridgford Foods Corp	56	784
Cal-Maine Foods Inc	356	11,367
Calavo Growers Inc	306	5,496
Casey’s General Stores Inc	544	18,986
Cellu Tissue Holdings Inc *	176	1,368
Coca-Cola Bottling Co Consolidated	122	5,846
Darling International Inc *	1,683	12,639
Diamond Foods Inc	596	24,496
Heckmann Corp *	2,418	11,220
Inter Parfums Inc	401	5,706
J&J Snack Foods Corp	373	15,703
Lancaster Colony Corp	536	28,601
Lance Inc	720	11,873
Lifeway Foods Inc *	137	1,334
Limoneira Co	220	4,787
Medifast Inc *	372	9,639
National Beverage Corp	307	3,770
Nature’s Sunshine Products Inc *	218	1,825
Nu Skin Enterprises Inc ‘A’	1,361	33,930
Oil-Dri Corp of America	57	1,308
Pilgrim’s Pride Corp *	626	4,113
PriceSmart Inc	446	10,361
Revlon Inc ‘A’ *	145	1,618
Rite Aid Corp *	1,093	1,071
Ruddick Corp	630	19,524
Sanderson Farms Inc	557	28,262
Smart Balance Inc *	823	3,366
Star Scientific Inc *	2,609	4,279
Susser Holdings Corp *	24	283
Synutra International Inc *	497	8,036
The Boston Beer Co Inc ‘A’ *	248	16,728
The Female Health Co	470	2,439
The Great Atlantic & Pacific Tea Co Inc *	269	1,049
The Pantry Inc *	63	889
Tootsie Roll Industries Inc	600	14,190
United Natural Foods Inc *	1,189	35,527
USANA Health Sciences Inc *	168	6,137
Vector Group Ltd	794	13,355
Village Super Market ‘A’	110	2,888
WD-40 Co	451	15,063

		418,301

Energy - 3.8%

American Oil & Gas Inc *	1,369	8,597
Apco Oil and Gas International Inc (Cayman)	274	6,442
Arena Resources Inc *	1,086	34,643
Boots & Coots Inc *	2,024	5,971
BPZ Resources Inc *	645	2,677
Brigham Exploration Co *	3,179	48,893
Callon Petroleum Co *	774	4,876
CAMAC Energy Inc *	1,289	4,808
CARBO Ceramics Inc	522	37,683
Carrizo Oil & Gas Inc *	860	13,356
Cheniere Energy Inc *	605	1,706
Clayton Williams Energy Inc *	143	6,023
Clean Energy Fuels Corp *	1,112	16,613
Cloud Peak Energy Inc *	176	2,334
Contango Oil & Gas Co *	219	9,800
Dril-Quip Inc *	928	40,851
Endeavour International Corp *	3,879	4,112
Energy XXI Bermuda Ltd * (Bermuda)	1,370	21,619

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Evolution Petroleum Corp *	430	$2,154
FX Energy Inc *	1,253	4,536
Gulfport Energy Corp *	729	8,646
Hallador Energy Co	107	958
Houston American Energy Corp	493	4,861
ION Geophysical Corp *	3,431	11,940
Isramco Inc *	34	1,604
James River Coal Co *	616	9,807
Key Energy Services Inc *	193	1,772
Kodiak Oil & Gas Corp * (Canada)	3,069	9,790
L&L Energy Inc *	448	3,853
Lufkin Industries Inc	824	32,128
Magnum Hunter Resources Corp *	1,331	5,803
Matrix Service Co *	122	1,136
McMoRan Exploration Co *	2,290	25,442
Newpark Resources Inc *	167	1,010
Northern Oil & Gas Inc *	1,236	15,870
OYO Geospace Corp *	103	4,993
Panhandle Oil & Gas Inc ‘A’	212	5,603
PetroQuest Energy Inc *	349	2,359
RAM Energy Resources Inc *	1,419	2,937
Rentech Inc *	5,971	5,911
Resolute Energy Corp *	103	1,261
Rex Energy Corp *	155	1,566
Rosetta Resources Inc *	875	17,334
RPC Inc	796	10,865
Scorpio Tankers Inc *	307	3,515
Stone Energy Corp *	83	926
Syntroleum Corp *	1,847	3,029
TETRA Technologies Inc *	225	2,043
TransAtlantic Petroleum Ltd * (Bermuda)	3,973	12,594
Uranium Energy Corp *	1,576	3,719
Vaalco Energy Inc *	182	1,019
Venoco Inc *	131	2,158
Warren Resources Inc *	354	1,027
World Fuel Services Corp	927	24,046

		519,219

Financials - 4.7%

Acadia Realty Trust REIT	232	3,902
Advance America Cash Advance Centers Inc	226	933
Alexander’s Inc REIT	36	10,905
Artio Global Investors Inc	681	10,719
Associated Estates Realty Corp REIT	496	6,423
Bank of the Ozarks Inc	58	2,057
BGC Partners Inc ‘A’	1,568	8,012
Bridge Bancorp Inc	93	2,258
Cardtronics Inc *	737	9,552
Cash America International Inc	266	9,116
CNO Financial Group Inc *	481	2,381
Cohen & Steers Inc	375	7,778
Compass Diversified Holdings	112	1,502
Crawford & Co ‘B’ *	721	2,278
Credit Acceptance Corp *	176	8,584
Diamond Hill Investment Group Inc	61	3,458
Dollar Financial Corp *	675	13,358
Duff & Phelps Corp ‘A’	754	9,523
DuPont Fabros Technology Inc REIT	417	10,242
EastGroup Properties Inc REIT	338	12,026
eHealth Inc *	685	7,788
Encore Capital Group Inc *	264	5,441
Epoch Holding Corp	355	4,356
Equity Lifestyle Properties Inc REIT	458	22,089
Equity One Inc REIT	140	2,184
Evercore Partners Inc ‘A’	399	9,317
Ezcorp Inc ‘A’ *	1,186	22,000
FelCor Lodging Trust Inc REIT *	854	4,261
Financial Engines Inc *	358	4,869
First American Financial Corp	196	2,485
First Cash Financial Services Inc *	837	18,247
First Financial Bankshares Inc	269	12,936
GAMCO Investors Inc ‘A’	120	4,464
Getty Realty Corp REIT	285	6,387
GFI Group Inc	1,054	5,881
Gleacher & Co Inc *	1,030	2,627
HFF Inc *	347	2,453
Home Properties Inc REIT	349	15,729
Investors Bancorp Inc *	178	2,335
JMP Group Inc	29	180
KBW Inc *	649	13,915
Kennedy-Wilson Holdings Inc *	538	5,434
Ladenburg Thalmann Financial Services Inc *	2,448	3,060
Life Partners Holdings Inc	216	4,419
LTC Properties Inc REIT	135	3,276
MarketAxess Holdings Inc	753	10,384
Mid-America Apartment Communities Inc REIT	508	26,147
National Health Investors Inc REIT	292	11,260
Nelnet Inc ‘A’	71	1,369
Omega Healthcare Investors Inc REIT	504	10,045
optionsXpress Holdings Inc *	1,141	17,959
Oritani Financial Corp	352	3,520
Portfolio Recovery Associates Inc *	470	31,387
Potlatch Corp REIT	574	20,509
PS Business Parks Inc REIT	99	5,522
Pzena Investment Management Inc ‘A’	251	1,599
Rodman & Renshaw Capital Group Inc *	438	1,253
S.Y. Bancorp Inc	81	1,861
Saul Centers Inc REIT	119	4,835
Signature Bank *	1,122	42,647
Stifel Financial Corp *	798	34,625
Strategic Hotels & Resorts Inc REIT *	937	4,113
Suffolk Bancorp	95	2,939
Tanger Factory Outlet Centers Inc REIT	637	26,359
Tejon Ranch Co *	125	2,885
Thomas Weisel Partners Group Inc *	328	1,932
Tower Group Inc	528	11,368
TradeStation Group Inc *	282	1,904
Trustco Bank Corp NY	204	1,142
Universal Health Realty Income Trust REIT	186	5,976
ViewPoint Financial Group	121	1,676
Virtus Investment Partners Inc *	126	2,359
Washington REIT	418	11,533
Westamerica Bancorp	367	19,275
Westwood Holdings Group Inc	155	5,448
World Acceptance Corp *	221	8,467

		653,438

Health Care - 20.4%

Abaxis Inc *	608	13,029
ABIOMED Inc *	870	8,422
Accelrys Inc *	796	5,134
Accretive Health Inc *	316	4,181
Accuray Inc *	1,395	9,249
Acorda Therapeutics Inc *	1,064	33,101
Acura Pharmaceuticals Inc *	230	577
Affymax Inc *	560	3,349
Affymetrix Inc *	189	1,115
AGA Medical Holdings Inc *	344	4,365
Air Methods Corp *	306	9,103
Akorn Inc *	1,539	4,571
Alexza Pharmaceuticals Inc *	1,090	2,965
Align Technology Inc *	1,625	24,164
Alimera Sciences Inc *	179	1,332
Alkermes Inc *	713	8,877
Alliance HealthCare Services Inc *	702	2,836
Allos Therapeutics Inc *	2,119	12,989
Almost Family Inc *	225	7,859
Alnylam Pharmaceuticals Inc *	998	14,990
Alphatec Holdings Inc *	1,154	5,355
AMAG Pharmaceuticals Inc *	577	19,820

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

Amedisys Inc *	780	$34,297
America Service Group Inc	240	4,128
American Medical Systems Holdings Inc *	2,066	45,700
AMERIGROUP Corp *	180	5,846
AMN Healthcare Services Inc *	421	3,149
Analogic Corp	255	11,605
Antares Pharma Inc *	1,959	3,448
Anthera Pharmaceuticals Inc *	175	938
Aoxing Pharmaceutical Co Inc *	670	2,184
Ardea Biosciences Inc *	371	7,628
Arena Pharmaceuticals Inc *	2,790	8,565
ARIAD Pharmaceuticals Inc *	3,043	8,581
ArQule Inc *	1,124	4,833
Array BioPharma Inc *	1,461	4,456
ArthroCare Corp *	726	22,252
AspenBio Pharma Inc *	1,046	1,025
athenahealth Inc *	909	23,752
Atrion Corp	47	6,347
ATS Medical Inc *	1,434	5,693
Auxilium Pharmaceuticals Inc *	1,149	27,001
AVANIR Pharmaceuticals ‘A’ *	1,982	5,094
AVEO Pharmaceuticals Inc *	244	1,725
AVI BioPharma Inc *	2,814	4,531
Bio-Reference Labs Inc *	657	14,566
BioCryst Pharmaceuticals Inc *	720	4,255
Biodel Inc *	455	1,720
BioMimetic Therapeutics Inc *	401	4,459
Biosante Pharmaceuticals Inc *	1,731	3,047
BioScrip Inc *	793	4,155
BioSpecifics Technologies Corp *	112	2,227
Biotime Inc *	576	3,548
Bruker Corp *	1,978	24,052
Cadence Pharmaceuticals Inc *	723	5,068
Caliper Life Sciences Inc *	1,213	5,180
CardioNet Inc *	170	932
Catalyst Health Solutions Inc *	1,041	35,914
Celera Corp *	175	1,146
Celldex Therapeutics Inc *	865	3,944
Cepheid Inc *	1,633	26,161
Cerus Corp *	1,114	3,520
Chelsea Therapeutics International Inc *	925	2,710
Chemed Corp	627	34,259
Chindex International Inc *	165	2,067
Clarient Inc *	1,508	4,645
Clinical Data Inc *	293	3,645
Codexis Inc *	167	1,463
Combinatorx Inc *	1,809	2,623
Computer Programs & Systems Inc	274	11,212
Conceptus Inc *	855	13,321
Continucare Corp *	622	2,084
Corcept Therapeutics Inc *	697	2,175
Corvel Corp *	201	6,792
Cubist Pharmaceuticals Inc *	1,594	32,836
Cumberland Pharmaceuticals Inc *	341	2,189
Curis Inc *	2,167	3,012
Cyberonics Inc *	763	18,068
Cytokinetics Inc *	1,264	2,996
Cytori Therapeutics Inc *	1,120	3,898
CytRx Corp *	3,255	2,506
Delcath Systems Inc *	1,027	6,511
Depomed Inc *	1,509	4,225
DexCom Inc *	1,584	18,311
Dionex Corp *	485	36,113
DURECT Corp *	2,424	5,890
Dyax Corp *	2,641	5,995
Dynavax Technologies Corp *	1,935	3,599
Eclipsys Corp *	1,578	28,152
Emergent BioSolutions Inc *	475	7,761
Emeritus Corp *	547	8,922
Endologix Inc *	1,352	6,125
Enzo Biochem Inc *	710	2,890
Enzon Pharmaceuticals Inc *	837	8,914
eResearchTechnology Inc *	1,343	10,583
Eurand NV * (Netherlands)	492	4,767
ev3 Inc *	2,239	50,176
Exact Sciences Corp *	967	4,255
Exactech Inc *	160	2,733
Exelixis Inc *	1,581	5,486
Genomic Health Inc *	382	4,939
Genoptix Inc *	478	8,222
Gentiva Health Services Inc *	252	6,807
Geron Corp *	2,661	13,358
Haemonetics Corp *	688	36,822
Halozyme Therapeutics Inc *	2,000	14,080
Hanger Orthopedic Group Inc *	357	6,412
Hansen Medical Inc *	1,164	2,479
Health Grades Inc *	702	4,212
HealthSouth Corp *	2,449	45,821
HealthTronics Inc *	974	4,704
HeartWare International Inc *	257	18,008
Hi-Tech Pharmacal Co Inc *	245	5,613
HMS Holdings Corp *	750	40,665
ICU Medical Inc *	76	2,445
Idenix Pharmaceuticals Inc *	976	4,880
Immucor Inc *	1,914	36,462
ImmunoGen Inc *	1,858	17,224
Immunomedics Inc *	1,799	5,559
Impax Laboratories Inc *	1,537	29,295
Incyte Corp Ltd *	2,414	26,723
Infinity Pharmaceuticals Inc *	231	1,365
Inhibitex Inc *	1,341	3,420
Inovio Pharmaceuticals Inc *	1,458	1,487
Inspire Pharmaceuticals Inc *	1,633	8,149
Insulet Corp *	1,040	15,652
Integra LifeSciences Holdings Corp *	574	21,238
InterMune Inc *	1,244	11,631
Invacare Corp	50	1,037
inVentiv Health Inc *	920	23,552
IPC The Hospitalist Co Inc *	446	11,195
IRIS International Inc *	450	4,563
Ironwood Pharmaceuticals Inc *	536	6,389
Isis Pharmaceuticals Inc *	2,576	24,652
Jazz Pharmaceuticals Inc *	384	3,007
Kensey Nash Corp *	212	5,027
Keryx Biopharmaceuticals Inc *	1,369	5,011
Landauer Inc	259	15,768
LCA-Vision Inc *	505	2,798
Lexicon Pharmaceuticals Inc *	1,845	2,362
LHC Group Inc *	427	11,849
Ligand Pharmaceuticals Inc ‘B’ *	3,299	4,817
Luminex Corp *	1,024	16,609
MAKO Surgical Corp *	706	8,790
MannKind Corp *	1,701	10,869
MAP Pharmaceuticals Inc *	381	4,999
Masimo Corp	1,439	34,263
MedAssets Inc *	1,184	27,327
Medidata Solutions Inc *	513	7,946
Medivation Inc *	925	8,177
MedQuist Inc	341	2,697
MELA Sciences Inc *	655	4,873
Merge Healthcare Inc *	1,412	4,137
Meridian Bioscience Inc	1,121	19,057
Merit Medical Systems Inc *	703	11,297
Metabolix Inc *	735	10,518
Metropolitan Health Networks Inc *	1,025	3,823
Micromet Inc *	2,212	13,803
Micrus Endovascular Corp *	447	9,293
Molina Healthcare Inc *	206	5,933
Momenta Pharmaceuticals Inc *	1,104	13,535
MWI Veterinary Supply Inc *	338	16,988

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Nabi Biopharmaceuticals *	1,227	$6,675
Nanosphere Inc *	474	2,067
National Research Corp	47	1,133
Natus Medical Inc *	780	12,706
Nektar Therapeutics *	2,587	31,303
Neogen Corp *	625	16,281
Neostem Inc *	758	1,387
Neuralstem Inc *	1,153	2,883
Neurocrine Biosciences Inc *	1,385	7,756
NeurogesX Inc *	303	2,009
Novavax Inc *	2,109	4,577
NPS Pharmaceuticals Inc *	1,614	10,394
NuVasive Inc *	1,074	38,084
NxStage Medical Inc *	640	9,498
Nymox Pharmaceutical Corp * (Canada)	445	1,388
Obagi Medical Products Inc *	481	5,685
Odyssey HealthCare Inc *	861	23,006
Omeros Corp *	521	3,866
Omnicell Inc *	898	10,498
Onyx Pharmaceuticals Inc *	1,717	37,070
Opko Health Inc *	2,425	5,480
Optimer Pharmaceuticals Inc *	919	8,519
OraSure Technologies Inc *	1,257	5,820
Orexigen Therapeutics Inc *	782	3,284
Orthofix International NV * (Netherlands)	485	15,544
Orthovita Inc *	1,940	3,938
Osiris Therapeutics Inc *	487	2,829
Owens & Minor Inc	1,373	38,966
Pain Therapeutics Inc *	1,017	5,655
Palomar Medical Technologies Inc *	296	3,312
PAREXEL International Corp *	1,605	34,796
PDI Inc *	211	1,747
PDL BioPharma Inc	3,228	18,141
Peregrine Pharmaceuticals Inc *	1,381	2,969
Pharmacyclics Inc *	1,027	6,840
Pharmasset Inc *	808	22,091
PharMerica Corp *	324	4,750
Phase Forward Inc *	1,115	18,598
POZEN Inc *	724	5,075
Progenics Pharmaceuticals Inc *	588	3,222
Prospect Medical Holdings Inc *	141	853
PSS World Medical Inc *	1,568	33,163
Psychiatric Solutions Inc *	1,143	37,399
PURE Bioscience *	1,018	2,433
Quality Systems Inc	519	30,097
Questcor Pharmaceuticals Inc *	1,523	15,550
Quidel Corp *	593	7,525
RehabCare Group Inc *	120	2,614
Rigel Pharmaceuticals Inc *	1,470	10,584
Rochester Medical Corp *	292	2,759
Rural/Metro Corp *	503	4,094
Salix Pharmaceuticals Ltd *	1,568	61,199
Sangamo Biosciences Inc *	1,297	4,812
Santarus Inc *	1,515	3,757
Savient Pharmaceuticals Inc *	1,854	23,360
SciClone Pharmaceuticals Inc *	1,061	2,822
Seattle Genetics Inc *	2,292	27,481
SenoRx Inc *	455	4,996
Sequenom Inc *	1,716	10,142
SIGA Technologies Inc *	899	6,922
Sirona Dental Systems Inc *	909	31,670
Solta Medical Inc *	489	929
Somanetics Corp *	330	8,233
Somaxon Pharmaceuticals Inc *	772	2,779
SonoSite Inc *	403	10,925
Spectranetics Corp *	945	4,895
Spectrum Pharmaceuticals Inc *	1,264	4,955
Staar Surgical Co *	956	5,468
StemCells Inc *	3,482	3,273
Stereotaxis Inc *	799	2,645
STERIS Corp	1,554	48,298
Sunrise Senior Living Inc *	1,513	4,206
SurModics Inc *	276	4,529
Syneron Medical Ltd * (Israel)	227	2,334
Synovis Life Technologies Inc *	313	4,783
Synta Pharmaceuticals Corp *	575	1,553
Targacept Inc *	641	12,391
Team Health Holdings Inc *	419	5,413
The Ensign Group Inc	373	6,162
The Medicines Co *	810	6,164
The Providence Service Corp *	356	4,984
Theravance Inc *	1,711	21,507
TomoTherapy Inc *	505	1,606
Transcend Services Inc *	228	3,078
Transcept Pharmaceuticals Inc *	112	933
U.S. Physical Therapy Inc *	261	4,406
Unilife Corp *	1,302	7,578
Vanda Pharmaceuticals Inc *	784	5,182
Vascular Solutions Inc *	475	5,937
Vical Inc *	1,547	4,796
Virtual Radiologic Corp *	186	3,192
Vital Images Inc *	292	3,723
Vivus Inc *	2,230	21,408
Volcano Corp *	1,375	30,002
West Pharmaceutical Services Inc	913	33,315
Wright Medical Group Inc *	670	11,129
XenoPort Inc *	759	7,446
Young Innovations Inc	58	1,633
ZIOPHARM Oncology Inc *	1,333	4,239
Zoll Medical Corp *	588	15,935
ZymoGenetics Inc *	1,349	5,693

		2,814,328

Industrials - 15.8%

3D Systems Corp *	503	6,313
A.O. Smith Corp	608	29,300
A123 Systems Inc *	1,966	18,539
AAON Inc	347	8,089
ABM Industries Inc	394	8,254
Acacia Research Corp *	935	13,305
Actuant Corp ‘A’	1,844	34,723
Acuity Brands Inc	1,190	43,292
Administaff Inc	603	14,568
Advanced Battery Technologies Inc *	1,071	3,513
Aerovironment Inc *	452	9,822
Alaska Air Group Inc *	58	2,607
Albany International Corp ‘A’	139	2,250
Allegiant Travel Co	423	18,058
Altra Holdings Inc *	730	9,505
American Reprographics Co *	149	1,301
American Science & Engineering Inc	250	19,053
American Superconductor Corp *	1,232	32,882
APAC Customer Services Inc *	883	5,033
Applied Energetics Inc *	2,079	2,141
Applied Industrial Technologies Inc	1,143	28,941
Applied Signal Technology Inc	186	3,655
ArvinMeritor Inc *	2,536	33,222
Astronics Corp *	225	3,681
ATC Technology Corp *	209	3,369
Avis Budget Group Inc *	2,799	27,486
AZZ Inc	322	11,840
Badger Meter Inc	414	16,018
Baldor Electric Co	1,194	43,080
Barnes Group Inc	1,149	18,832
Barrett Business Services Inc	160	1,984
Beacon Roofing Supply Inc *	1,249	22,507
Belden Inc	1,261	27,742
Blount International Inc *	1,294	13,289
BlueLinx Holdings Inc *	323	849
Bowne & Co Inc	816	9,156

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

Briggs & Stratton Corp	842	$14,331
Broadwind Energy Inc *	654	1,831
CAI International Inc *	106	1,261
Capstone Turbine Corp *	6,558	6,427
Casella Waste Systems Inc ‘A’ *	782	2,987
CBIZ Inc *	679	4,318
Celadon Group Inc *	346	4,892
Cenveo Inc *	1,513	8,291
CLARCOR Inc	1,282	45,537
Clean Harbors Inc *	633	42,038
Coleman Cable Inc *	223	1,258
Colfax Corp *	653	6,798
Consolidated Graphics Inc *	252	10,896
CoStar Group Inc *	572	22,194
CRA International Inc *	59	1,111
Cubic Corp	184	6,694
Deluxe Corp	1,316	24,675
Diamond Management & Technology Consultants Inc	659	6,794
DigitalGlobe Inc *	746	19,620
Dolan Media Co *	368	4,092
Dollar Thrifty Automotive Group Inc *	772	32,895
DXP Enterprises Inc *	226	3,537
Dynamex Inc *	152	1,854
Dynamic Materials Corp	153	2,454
Ener1 Inc *	1,674	5,658
Energy Recovery Inc *	980	3,920
EnerNOC Inc *	540	16,978
EnerSys *	368	7,864
Ennis Inc	155	2,327
EnPro Industries Inc *	234	6,587
Exponent Inc *	365	11,943
Flow International Corp *	1,131	2,669
Forward Air Corp	798	21,746
Franklin Covey Co *	312	2,028
Franklin Electric Co Inc	576	16,600
FuelCell Energy Inc *	2,024	2,388
Furmanite Corp *	908	3,605
Generac Holdings Inc *	192	2,690
Genesee & Wyoming Inc ‘A’ *	1,072	39,996
GeoEye Inc *	615	19,151
GP Strategies Corp *	138	1,002
GrafTech International Ltd *	3,269	47,793
Graham Corp	272	4,077
Great Lakes Dredge & Dock Corp	586	3,516
Hawaiian Holdings Inc *	368	1,903
Healthcare Services Group Inc	1,221	23,138
Heartland Express Inc	1,385	20,110
HEICO Corp	806	28,952
Heidrick & Struggles International Inc	44	1,004
Herman Miller Inc	1,570	29,626
Hexcel Corp *	2,182	33,843
HNI Corp	1,243	34,294
Houston Wire & Cable Co	492	5,338
Hub Group Inc ‘A’ *	1,023	30,700
Hudson Highland Group Inc *	895	3,938
Huron Consulting Group Inc *	189	3,668
ICF International Inc *	169	4,044
II-VI Inc *	687	20,356
InnerWorkings Inc *	598	4,084
Insituform Technologies Inc ‘A’ *	911	18,657
Interface Inc ‘A’	1,395	14,982
Interline Brands Inc *	73	1,262
John Bean Technologies Corp	763	11,636
Kadant Inc *	90	1,568
Kaman Corp	386	8,538
Kaydon Corp	902	29,640
Kelly Services Inc ‘A’ *	88	1,309
Kforce Inc *	831	10,595
Knight Transportation Inc	1,633	33,052
Knoll Inc	1,302	17,304
Korn/Ferry International *	75	1,043
LaBarge Inc *	312	3,560
Lindsay Corp	344	10,901
Marten Transport Ltd *	77	1,600
McGrath RentCorp	272	6,196
Michael Baker Corp *	30	1,047
Mine Safety Appliances Co	541	13,406
Mistras Group Inc *	394	4,224
Mueller Industries Inc	140	3,444
Mueller Water Products Inc ‘A’	3,920	14,543
MYR Group Inc *	88	1,469
NACCO Industries Inc ‘A’	143	12,693
Navigant Consulting Inc *	327	3,394
NCI Building Systems Inc *	493	4,126
Nordson Corp	926	51,930
Old Dominion Freight Line Inc *	684	24,036
Omega Flex Inc	77	1,123
Orbital Sciences Corp *	641	10,109
Orion Marine Group Inc *	740	10,508
Otter Tail Corp	80	1,546
Pacer International Inc *	962	6,724
Park-Ohio Holdings Corp *	214	3,079
PMFG Inc *	433	6,560
Polypore International Inc *	591	13,439
PowerSecure International Inc *	501	4,554
Quanex Building Products Corp	227	3,925
Raven Industries Inc	449	15,136
RBC Bearings Inc *	606	17,568
Resources Connection Inc *	1,276	17,354
Roadrunner Transportation Systems Inc *	186	2,643
Rollins Inc	1,181	24,435
Satcon Technology Corp *	1,976	5,651
Sauer-Danfoss Inc *	319	3,898
Schawk Inc	261	3,902
School Specialty Inc *	191	3,451
SFN Group Inc *	207	1,130
Simpson Manufacturing Co Inc	1,010	24,796
Standard Parking Corp *	429	6,791
Standex International Corp	65	1,648
Stanley Inc *	383	14,317
Steelcase Inc ‘A’	270	2,093
Sun Hydraulics Corp	342	8,023
SYKES Enterprises Inc *	132	1,878
TAL International Group Inc	103	2,314
Taser International Inc *	1,706	6,653
Teledyne Technologies Inc *	267	10,301
Tennant Co	522	17,654
Tetra Tech Inc *	1,698	33,298
Textainer Group Holdings Ltd (Bermuda)	259	6,252
The Advisory Board Co *	427	18,344
The Brink’s Co	1,087	20,686
The Corporate Executive Board Co	945	24,825
The Geo Group Inc *	928	19,256
The Gorman-Rupp Co	337	8,442
The Middleby Corp *	456	24,255
The Standard Register Co	553	1,736
Titan International Inc	148	1,476
Titan Machinery Inc *	126	1,654
Trex Co Inc *	427	8,578
Trimas Corp *	415	4,694
TrueBlue Inc *	751	8,404
United Stationers Inc *	409	22,278
UQM Technologies Inc *	983	3,332
US Ecology Inc	500	7,285
Viad Corp	63	1,112
Vicor Corp *	534	6,670
Volt Information Sciences Inc *	393	3,301
VSE Corp	65	2,068
Watsco Inc	765	44,309
Watts Water Technologies Inc ‘A’	73	2,092

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Werner Enterprises Inc	171	$3,743
Woodward Governor Co	1,667	42,559
Xerium Technologies Inc *	159	2,245

		2,174,772

Information Technology - 24.7%

3PAR Inc *	1,065	9,915
ACI Worldwide Inc *	935	18,204
Acme Packet Inc *	1,205	32,390
Actel Corp *	352	4,513
Actuate Corp *	1,312	5,838
Acxiom Corp *	1,869	27,456
ADC Telecommunications Inc *	2,248	16,658
ADTRAN Inc	1,698	46,304
Advanced Analogic Technologies Inc *	291	928
Advanced Energy Industries Inc *	640	7,866
Advent Software Inc *	434	20,381
American Software Inc ‘A’	594	2,744
Amkor Technology Inc *	2,891	15,929
ANADIGICS Inc *	1,351	5,890
Ancestry.com Inc *	511	9,004
Anixter International Inc *	380	16,188
Applied Micro Circuits Corp *	1,812	18,990
Archipelago Learning Inc *	320	3,658
ArcSight Inc *	674	15,091
Ariba Inc *	2,473	39,395
ARRIS Group Inc *	665	6,776
Art Technology Group Inc *	4,315	14,757
Aruba Networks Inc *	2,008	28,594
Aspen Technology Inc *	1,680	18,295
ATMI Inc *	62	908
AXT Inc *	377	1,700
Bell Microproducts Inc *	889	6,205
Benchmark Electronics Inc *	156	2,473
BigBand Networks Inc *	645	1,948
Blackbaud Inc	1,235	26,886
Blackboard Inc *	937	34,978
Blue Coat Systems Inc *	1,142	23,331
Bottomline Technologies Inc *	755	9,838
Brightpoint Inc *	1,940	13,580
Brooks Automation Inc *	1,054	8,147
Cabot Microelectronics Corp *	152	5,258
CACI International Inc ‘A’ *	61	2,591
Calix Networks Inc *	177	1,816
Cass Information Systems Inc	238	8,152
Cavium Networks Inc *	1,223	32,030
Ceva Inc *	520	6,552
Checkpoint Systems Inc *	422	7,326
Cirrus Logic Inc *	1,804	28,521
Cogent Inc *	365	3,289
Cognex Corp	854	15,013
Coherent Inc *	470	16,121
Cohu Inc	139	1,686
CommVault Systems Inc *	1,188	26,730
Compellent Technologies Inc *	637	7,720
Computer Task Group Inc *	283	1,828
comScore Inc *	636	10,475
Comtech Telecommunications Corp *	288	8,620
Comverge Inc *	696	6,236
Concur Technologies Inc *	1,106	47,204
Conexant Systems Inc *	2,205	4,939
Constant Contact Inc *	781	16,659
Convio Inc *	164	1,204
Cray Inc *	431	2,405
CSG Systems International Inc *	437	8,010
CTS Corp	275	2,541
CyberSource Corp *	1,950	49,784
Cymer Inc *	200	6,008
Daktronics Inc	197	1,478
DDi Corp	368	2,771
DealerTrack Holdings Inc *	932	15,331
Deltek Inc *	538	4,487
DemandTec Inc *	533	3,598
DG FastChannel Inc *	690	22,480
Dice Holdings Inc *	461	3,190
Digi International Inc *	122	1,009
Digimarc Corp *	191	3,581
Digital River Inc *	131	3,132
Diodes Inc *	940	14,918
DivX Inc *	393	3,010
DTS Inc *	481	15,811
Ebix Inc *	736	11,541
Echelon Corp *	906	6,641
Echo Global Logistics Inc *	298	3,639
Electro Scientific Industries Inc *	79	1,055
Energy Conversion Devices Inc *	291	1,193
Entegris Inc *	1,132	4,494
Entropic Communications Inc *	1,557	9,871
Epicor Software Corp *	810	6,472
Exar Corp *	161	1,116
ExlService Holdings Inc *	437	7,503
Extreme Networks Inc *	667	1,801
FalconStor Software Inc *	380	1,003
FARO Technologies Inc *	443	8,289
FEI Co *	286	5,637
Finisar Corp *	2,033	30,292
Forrester Research Inc *	405	12,255
Fortinet Inc *	1,071	17,607
FSI International Inc *	883	3,700
Global Cash Access Holdings Inc *	1,238	8,926
GSI Commerce Inc *	1,690	48,672
GSI Technology Inc *	392	2,242
GT Solar International Inc *	1,698	9,509
Guidance Software Inc *	378	1,973
Harmonic Inc *	557	3,030
Heartland Payment Systems Inc	1,045	15,508
Hittite Microwave Corp *	752	33,645
Hughes Communications Inc *	171	4,160
Hypercom Corp *	1,257	5,833
iGate Corp	668	8,564
Immersion Corp *	822	4,159
Infinera Corp *	2,250	14,468
infoGROUP Inc *	874	6,975
InfoSpace Inc *	129	970
Insight Enterprises Inc *	302	3,974
Integrated Device Technology Inc *	2,738	13,553
Integrated Silicon Solution Inc *	635	4,788
Interactive Intelligence Inc *	371	6,096
InterDigital Inc *	1,205	29,751
Intermec Inc *	798	8,180
Internet Brands Inc ‘A’ *	195	2,014
Intevac Inc *	232	2,475
IPG Photonics Corp *	715	10,889
Isilon Systems Inc *	736	9,450
Ixia *	916	7,868
IXYS Corp *	437	3,863
j2 Global Communications Inc *	856	18,695
Jack Henry & Associates Inc	2,347	56,046
JDA Software Group Inc *	210	4,616
Keithley Instruments Inc	309	2,729
Kenexa Corp *	630	7,560
KIT Digital Inc *	540	4,763
Kopin Corp *	727	2,465
Kulicke & Soffa Industries Inc *	1,933	13,570
KVH Industries Inc *	415	5,154
Lattice Semiconductor Corp *	3,158	13,706
Lawson Software Inc *	3,767	27,499
Limelight Networks Inc *	959	4,210
Lionbridge Technologies Inc *	1,692	7,732
Liquidity Services Inc *	403	5,223

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

Littelfuse Inc *	506	$15,995
LivePerson Inc *	1,229	8,431
Local.com Corp *	437	2,989
LogMeIn Inc *	409	10,728
LoopNet Inc *	538	6,634
Loral Space & Communications Inc *	303	12,944
LTX-Credence Corp *	3,972	11,241
Magma Design Automation Inc *	1,408	3,999
Manhattan Associates Inc *	625	17,219
ManTech International Corp ‘A’ *	558	23,754
Mattson Technology Inc *	1,384	5,245
MAXIMUS Inc	480	27,778
MaxLinear Inc ‘A’ *	209	2,922
Maxwell Technologies Inc *	729	8,311
Mentor Graphics Corp *	1,248	11,045
Mercury Computer Systems Inc *	72	845
Meru Networks Inc *	144	1,708
Methode Electronics Inc	601	5,854
Micrel Inc	1,396	14,211
Microsemi Corp *	878	12,845
MicroStrategy Inc ‘A’ *	247	18,547
Microvision Inc *	2,450	7,252
Mindspeed Technologies Inc *	838	6,277
MIPS Technologies Inc *	1,261	6,444
MKS Instruments Inc *	564	10,558
MoneyGram International Inc *	2,073	5,079
Monolithic Power Systems Inc *	895	15,985
Monotype Imaging Holdings Inc *	606	5,460
MoSys Inc *	776	3,430
Move Inc *	4,286	8,786
MTS Systems Corp	449	13,021
Multi-Fineline Electronix Inc *	254	6,340
Nanometrics Inc *	489	4,934
NCI Inc ‘A’ *	188	4,245
Netezza Corp *	1,393	19,056
NETGEAR Inc *	954	17,019
Netlogic Microsystems Inc *	1,723	46,866
NetScout Systems Inc *	838	11,916
NetSuite Inc *	489	6,181
Network Engines Inc *	992	2,688
Network Equipment Technologies Inc *	847	2,956
Newport Corp *	307	2,781
NIC Inc	1,486	9,525
NVE Corp *	131	5,702
Occam Networks Inc *	352	1,957
Oclaro Inc *	1,336	14,816
OmniVision Technologies Inc *	1,075	23,048
Online Resources Corp *	261	1,083
OpenTable Inc *	429	17,791
Openwave Systems Inc *	2,297	4,663
Oplink Communications Inc *	231	3,310
Opnet Technologies Inc	384	5,641
OSI Systems Inc *	333	9,247
Palm Inc *	4,316	24,558
Parametric Technology Corp *	3,185	49,909
Park Electrochemical Corp	355	8,666
PDF Solutions Inc *	630	3,024
Pegasystems Inc	442	14,193
Perficient Inc *	431	3,840
Pericom Semiconductor Corp *	94	902
Plantronics Inc	1,324	37,866
Plexus Corp *	1,095	29,280
PLX Technology Inc *	1,082	4,534
Power Integrations Inc	683	21,989
Power-One Inc *	1,575	10,631
Presstek Inc *	748	2,640
Progress Software Corp *	1,158	34,775
PROS Holdings Inc *	560	3,640
QAD Inc *	353	1,458
Quantum Corp *	5,372	10,099
Quest Software Inc *	1,465	26,429
QuinStreet Inc *	272	3,131
Rackspace Hosting Inc *	2,648	48,564
Radiant Systems Inc *	809	11,698
RadiSys Corp *	496	4,722
Renaissance Learning Inc	360	5,288
RF Micro Devices Inc *	7,393	28,907
Richardson Electronics Ltd	135	1,215
RightNow Technologies Inc *	601	9,430
Riverbed Technology Inc *	1,729	47,755
Rofin-Sinar Technologies Inc *	413	8,599
Rogers Corp *	135	3,749
Rosetta Stone Inc *	284	6,521
Rubicon Technology Inc *	394	11,737
Rudolph Technologies Inc *	806	6,085
Saba Software Inc *	716	3,687
Sanmina-SCI Corp *	2,146	29,207
Sapient Corp	2,826	28,656
SAVVIS Inc *	1,036	15,281
SeaChange International Inc *	370	3,045
Semtech Corp *	1,718	28,124
ShoreTel Inc *	1,290	5,986
Sigma Designs Inc *	144	1,441
Silicon Image Inc *	1,620	5,686
SMART Modular Technologies Inc * (Cayman)	853	4,990
Smith Micro Software Inc *	736	6,999
SolarWinds Inc *	945	15,158
Sonic Solutions Inc *	694	5,795
SonicWALL Inc *	1,338	15,722
Sonus Networks Inc *	4,729	12,816
Sourcefire Inc *	755	14,345
Spansion Inc ‘A’ *	355	5,790
Spectrum Control Inc *	136	1,901
SPS Commerce Inc *	136	1,580
SRA International Inc ‘A’ *	94	1,849
SRS Labs Inc *	338	3,093
SS&C Technologies Holdings Inc *	334	5,354
Stamps.com Inc *	328	3,362
Standard Microsystems Corp *	193	4,493
STEC Inc *	1,105	13,879
Stratasys Inc *	566	13,901
SuccessFactors Inc *	1,725	35,863
Super Micro Computer Inc *	669	9,032
Supertex Inc *	278	6,856
support.com Inc *	1,289	5,362
Synaptics Inc *	928	25,520
Synchronoss Technologies Inc *	560	10,623
Syntel Inc	363	12,324
Take-Two Interactive Software Inc *	180	1,620
Taleo Corp ‘A’ *	1,095	26,598
Technitrol Inc	1,130	3,571
TechTarget Inc *	281	1,512
Tekelec *	243	3,217
TeleCommunication Systems Inc ‘A’ *	511	2,116
TeleNav Inc *	219	1,837
TeleTech Holdings Inc *	787	10,144
Terremark Worldwide Inc *	1,604	12,527
Tessco Technologies Inc	88	1,470
Tessera Technologies Inc *	802	12,872
The Hackett Group Inc *	582	1,635
The Knot Inc *	453	3,524
The Ultimate Software Group Inc *	687	22,575
THQ Inc *	701	3,028
TIBCO Software Inc *	4,508	54,367
Tier Technologies Inc *	239	1,453
TiVo Inc *	3,190	23,542
TNS Inc *	716	12,487
Travelzoo Inc *	164	2,030
TriQuint Semiconductor Inc *	4,249	25,961
TTM Technologies Inc *	506	4,807

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Tyler Technologies Inc *	852	$13,223
Ultra Clean Holdings Inc *	599	5,104
Ultratech Inc *	537	8,737
Unica Corp *	469	4,493
Unisys Corp *	460	8,505
United Online Inc	519	2,989
Universal Display Corp *	832	14,959
ValueClick Inc *	1,732	18,515
VASCO Data Security International Inc *	608	3,751
Veeco Instruments Inc *	1,106	37,914
VeriFone Holdings Inc *	2,343	44,353
ViaSat Inc *	333	10,843
Viasystems Group Inc *	85	1,255
Virage Logic Corp *	633	7,526
VirnetX Holding Corp	888	5,257
Virtusa Corp *	215	2,006
Vocus Inc *	464	7,090
Volterra Semiconductor Corp *	687	15,842
Wave Systems Corp ‘A’ *	2,173	7,041
Websense Inc *	1,185	22,397
Wright Express Corp *	1,064	31,601
Xyratex Ltd * (Bermuda)	814	11,518
Zix Corp *	1,572	3,553
Zoran Corp *	158	1,507

		3,412,612

Materials - 4.2%

AEP Industries Inc *	61	1,457
Allied Nevada Gold Corp *	1,736	34,164
AMCOL International Corp	652	15,322
Arch Chemicals Inc	374	11,497
Balchem Corp	780	19,500
Brush Engineered Materials Inc *	44	879
Calgon Carbon Corp *	1,544	20,443
Capital Gold Corp *	1,331	5,324
Clearwater Paper Corp *	228	12,485
Coeur d’Alene Mines Corp *	147	2,320
Deltic Timber Corp	291	12,164
Ferro Corp *	1,016	7,488
General Moly Inc *	1,746	5,378
Globe Specialty Metals Inc *	1,657	17,117
Golden Star Resources Ltd (XASE) * (Canada)	6,950	30,441
H.B. Fuller Co	88	1,671
Hawkins Inc	210	5,057
Haynes International Inc	46	1,418
Innophos Holdings Inc	148	3,860
Jaguar Mining Inc * (Canada)	2,265	20,000
KMG Chemicals Inc	143	2,053
Koppers Holdings Inc	564	12,679
Kraton Performance Polymers Inc *	260	4,885
LSB Industries Inc *	474	6,309
Metals USA Holdings Corp *	162	2,422
Minerals Technologies Inc	39	1,854
Neenah Paper Inc	193	3,532
NewMarket Corp	284	24,799
Noranda Aluminium Holding Corp *	318	2,045
Olin Corp	1,244	22,504
OMNOVA Solutions Inc *	1,236	9,653
PolyOne Corp *	1,756	14,785
Quaker Chemical Corp	220	5,960
Rock-Tenn Co ‘A’	361	17,931
Rockwood Holdings Inc *	1,041	23,620
RTI International Metals Inc *	108	2,604
Schweitzer-Mauduit International Inc	492	24,821
Senomyx Inc *	1,045	3,960
Silgan Holdings Inc	736	20,888
Solutia Inc *	3,269	42,824
Spartech Corp *	392	4,018
Stepan Co	214	14,644
Stillwater Mining Co *	1,201	13,956
STR Holdings Inc *	769	14,457
Thompson Creek Metals Co Inc * (Canada)	395	3,429
United States Lime & Minerals Inc *	74	2,850
US Gold Corp *	2,487	12,460
Verso Paper Corp *	388	896
W.R. Grace & Co *	313	6,585
Wausau Paper Corp *	172	1,164
Worthington Industries Inc	1,009	12,976
Zep Inc	602	10,499

		576,047

Telecommunication Services - 1.3%

AboveNet Inc *	614	28,968
Alaska Communications Systems Group Inc	1,303	11,062
Atlantic Tele-Network Inc	239	9,871
Cbeyond Inc *	720	9,000
Cincinnati Bell Inc *	1,489	4,482
Cogent Communications Group Inc *	1,241	9,407
Consolidated Communications Holdings Inc	564	9,594
Global Crossing Ltd * (Bermuda)	521	5,507
ICO Global Communications Holdings Ltd *	1,513	2,436
Neutral Tandem Inc *	902	10,147
NTELOS Holdings Corp	831	14,293
PAETEC Holding Corp *	2,386	8,136
Shenandoah Telecommunications Co	632	11,212
Syniverse Holdings Inc *	1,905	38,957
USA Mobility Inc	391	5,052
Vonage Holdings Corp *	1,192	2,742

		180,866

Utilities - 0.1%

American DG Energy Inc *	397	1,235
Cadiz Inc *	390	4,707
South Jersey Industries Inc	171	7,346
Southwest Water Co	335	3,511

		16,799

Total Common Stocks
(Cost $12,261,402)		13,072,888

EXCHANGE-TRADED FUND - 2.1%

iShares Russell 2000 Growth Index Fund	4,468	297,479

Total Exchange-Traded Fund
(Cost $313,071)		297,479

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $481,157; collateralized by U.S. Treasury Notes: 1.125% due 06/30/11 and value $493,675)	$481,157	$481,157

Total Short-Term Investment
(Cost $481,157)		481,157

TOTAL INVESTMENTS - 100.3%
(Cost $13,055,630)		13,851,529

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(41,004)

NET ASSETS - 100.0%		$13,810,525

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	24.7%
Health Care	20.4%
Consumer Discretionary	16.7%
Industrials	15.8%
Financials	4.7%
Materials	4.2%
Energy	3.8%
Short-Term Investment	3.5%
Consumer Staples	3.0%
Exchange-Traded Fund	2.1%
Telecommunication Services	1.3%
Utilities	0.1%

100.3%
Other Assets & Liabilities, Net	(0.3%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Russell 2000 Mini (09/10)	7	$431,055	($5,595)

(d)	As of June 30, 2010, $42,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$5	$-	$5	$-
	Common Stocks (1)	13,072,888	13,072,888	-	-
	Exchange-Traded Fund	297,479	297,479	-	-
	Short-Term Investment	481,157	-	481,157	-

		13,851,529	13,370,367	481,162	-

Liabilities	Equity Derivatives (2)	(5,595)	(5,595)	-	-

	Total	$13,845,934	$13,364,772	$481,162	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.7%

Consumer Discretionary - 9.1%

1-800-FLOWERS.COM Inc ‘A’ *	786	$1,619
99 Cents Only Stores *	234	3,463
AFC Enterprises Inc *	165	1,502
AH Belo Corp ‘A’ *	589	3,911
America’s Car-Mart Inc *	165	3,734
American Apparel Inc *	925	1,693
American Greetings Corp ‘A’	1,227	23,019
Arctic Cat Inc *	395	3,598
Ascent Media Corp ‘A’ *	474	11,973
Audiovox Corp ‘A’ *	578	4,248
Barnes & Noble Inc	1,237	15,957
Beazer Homes USA Inc *	2,486	9,024
bebe Stores Inc	850	5,440
Biglari Holdings Inc *	44	12,624
Bluegreen Corp *	509	1,532
Blyth Inc	139	4,736
Bob Evans Farms Inc	1,003	24,694
Bon-Ton Stores Inc *	247	2,408
Books-A-Million Inc	241	1,451
Borders Group Inc *	1,728	2,298
Boyd Gaming Corp *	1,735	14,730
Brookfield Homes Corp *	357	2,406
Brown Shoe Co Inc	459	6,968
Build-A-Bear Workshop Inc *	545	3,695
Cabela’s Inc *	1,329	18,792
Callaway Golf Co	2,130	12,865
Carmike Cinemas Inc *	155	939
Cavco Industries Inc *	177	6,227
Charming Shoppes Inc *	3,828	14,355
Christopher & Banks Corp	529	3,275
Churchill Downs Inc	320	10,496
Cinemark Holdings Inc	1,842	24,222
CKX Inc *	1,492	7,445
Collective Brands Inc *	679	10,728
Columbia Sportswear Co	376	17,548
Conn’s Inc *	290	1,705
Core-Mark Holding Co Inc *	302	8,275
Cracker Barrel Old Country Store Inc	56	2,607
Crown Media Holdings Inc ‘A’ *	137	241
CSS Industries Inc	246	4,059
Cumulus Media Inc ‘A’ *	592	1,581
Dana Holding Corp *	357	3,570
Delta Apparel Inc *	176	2,570
Dex One Corp *	1,515	28,785
Dillard’s Inc ‘A’	1,522	32,723
Domino’s Pizza Inc *	779	8,803
Drew Industries Inc *	396	7,999
Entercom Communications Corp ‘A’ *	137	1,208
Ethan Allen Interiors Inc	542	7,583
EW Scripps Co ‘A’ *	1,055	7,839
Exide Technologies *	1,887	9,812
Fisher Communications Inc *	208	3,503
Fred’s Inc ‘A’	1,290	14,267
Furniture Brands International Inc *	1,444	7,538
Gaiam Inc ‘A’	532	3,229
Gaylord Entertainment Co *	1,149	25,381
Genesco Inc *	717	18,864
Gray Television Inc *	1,580	3,808
Group 1 Automotive Inc *	633	14,894
Haverty Furniture Cos Inc	534	6,563
Helen of Troy Ltd * (Bermuda)	1,016	22,413
Hooker Furniture Corp	363	3,870
Hot Topic Inc	845	4,293
Hovnanian Enterprises Inc ‘A’ *	1,712	6,300
Iconix Brand Group Inc *	2,387	34,301
Isle of Capri Casinos Inc *	468	4,334
Jack in the Box Inc *	119	2,315
JAKKS Pacific Inc *	927	13,330
Johnson Outdoors Inc ‘A’ *	142	1,598
Jones Apparel Group Inc	2,881	45,664
Journal Communications Inc ‘A’ *	1,194	4,740
K-Swiss Inc ‘A’ *	428	4,806
Kenneth Cole Productions Inc ‘A’ *	174	1,916
Kid Brands Inc *	336	2,362
La-Z-Boy Inc *	1,537	11,420
Landry’s Restaurants Inc *	247	6,042
Libbey Inc *	529	6,866
Life Time Fitness Inc *	158	5,023
Lifetime Brands Inc *	304	4,444
LIN TV Corp ‘A’ *	890	4,815
Lions Gate Entertainment Corp * (Canada)	631	4,404
Lithia Motors Inc ‘A’	641	3,961
Live Nation Entertainment Inc *	4,612	48,195
LodgeNet Interactive Corp *	582	2,159
M/I Homes Inc *	611	5,890
Mac-Gray Corp	390	4,345
Marcus Corp	671	6,348
MarineMax Inc *	718	4,983
McCormick & Schmick’s Seafood Restaurants Inc *	298	2,223
Media General Inc ‘A’ *	568	5,544
Mediacom Communications Corp ‘A’ *	1,305	8,770
Meritage Homes Corp *	1,059	17,241
Modine Manufacturing Co *	1,540	11,827
Monarch Casino & Resort Inc *	213	2,158
Morgans Hotel Group Co *	466	2,871
Movado Group Inc *	516	5,511
Multimedia Games Inc *	803	3,614
New York & Co Inc *	730	1,672
Nexstar Broadcasting Group Inc *	292	1,279
O’Charley’s Inc *	607	3,217
OfficeMax Inc *	1,764	23,038
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	3,003	22,222
Outdoor Channel Holdings Inc *	395	1,845
Pacific Sunwear of California Inc *	2,191	7,011
Papa John’s International Inc *	146	3,376
Penske Auto Group Inc *	881	10,008
Perry Ellis International Inc *	313	6,323
Pinnacle Entertainment Inc *	1,858	17,577
PRIMEDIA Inc	478	1,401
Quiksilver Inc *	4,289	15,869
Radio One Inc *	1,037	1,327
RC2 Corp *	673	10,842
Red Lion Hotels Corp *	377	2,251
Red Robin Gourmet Burgers Inc *	511	8,769
Regis Corp	1,899	29,567
Rent-A-Center Inc *	2,174	44,045
Ruby Tuesday Inc *	2,136	18,156
Saks Inc *	4,474	33,958
Sally Beauty Holdings Inc *	306	2,509
Scholastic Corp	1,004	24,216
Scientific Games Corp ‘A’ *	1,029	9,467
Sealy Corp *	1,018	2,718
Select Comfort Corp *	276	2,415
Shoe Carnival Inc *	261	5,353
Sinclair Broadcast Group Inc ‘A’ *	1,407	8,203
Skyline Corp	229	4,124
Sonic Automotive Inc ‘A’ *	1,099	9,407
Spartan Motors Inc	1,071	4,498
Speedway Motorsports Inc	404	5,478
Sport Supply Group Inc	193	2,598
Stage Stores Inc	1,277	13,638
Standard Motor Products Inc	499	4,027
Standard Pacific Corp *	3,545	11,805
Stein Mart Inc *	519	3,233
Steinway Musical Instruments Inc *	195	3,469

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Stewart Enterprises Inc ‘A’	2,708	$14,650
Superior Industries International Inc	581	7,809
The Buckle Inc	46	1,491
The Children’s Place Retail Stores Inc *	87	3,830
The Dress Barn Inc *	121	2,881
The Finish Line Inc ‘A’	1,169	16,284
The Men’s Wearhouse Inc	1,736	31,873
The Pep Boys-Manny, Moe & Jack	1,735	15,372
The Ryland Group Inc	1,455	23,018
The Talbots Inc *	304	3,134
The Timberland Co ‘A’ *	405	6,541
The Wet Seal Inc ‘A’ *	891	3,252
Tuesday Morning Corp *	1,006	4,014
Unifi Inc *	1,426	5,447
UniFirst Corp	464	20,425
Universal Electronics Inc *	281	4,673
Vail Resorts Inc *	1,193	41,648
Warner Music Group Corp *	1,004	4,879
West Marine Inc *	484	5,266
Weyco Group Inc	117	2,665
World Wrestling Entertainment Inc ‘A’	119	1,852

		1,453,833

Consumer Staples - 3.2%

Alico Inc	79	1,815
Alliance One International Inc *	2,893	10,299
American Italian Pasta Co ‘A’ *	548	28,973
B&G Foods Inc ‘A’	717	7,729
Cal-Maine Foods Inc	46	1,469
Casey’s General Stores Inc	1,032	36,017
Central Garden & Pet Co ‘A’ *	1,858	16,666
Chiquita Brands International Inc *	1,484	18,031
Darling International Inc *	691	5,189
Dole Food Co Inc *	1,166	12,161
Elizabeth Arden Inc *	808	11,732
Farmer Bros. Co	211	3,184
Fresh Del Monte Produce Inc * (Cayman)	1,310	26,514
Griffin Land & Nurseries Inc	81	2,057
Harbinger Group Inc *	316	1,985
Imperial Sugar Co	414	4,181
Ingles Markets Inc ‘A’	422	6,351
John B. Sanfilippo & Son Inc *	256	3,704
MGP Ingredients Inc *	317	2,102
Nash Finch Co	408	13,937
Nutraceutical International Corp *	318	4,853
Oil-Dri Corp of America	147	3,374
Pilgrim’s Pride Corp *	892	5,860
Prestige Brands Holdings Inc *	1,389	9,834
Revlon Inc ‘A’ *	192	2,143
Rite Aid Corp *	16,624	16,292
Ruddick Corp	694	21,507
Sanderson Farms Inc	80	4,059
Schiff Nutrition International Inc	334	2,378
Seneca Foods Corp ‘A’ *	257	8,291
Smart Balance Inc *	1,111	4,544
Spartan Stores Inc	747	10,249
Spectrum Brands Holdings Inc *	588	14,912
Susser Holdings Corp *	218	2,570
The Andersons Inc	609	19,847
The Great Atlantic & Pacific Tea Co Inc *	770	3,003
The Hain Celestial Group Inc *	1,347	27,169
The Pantry Inc *	690	9,736
Tootsie Roll Industries Inc	74	1,750
TreeHouse Foods Inc *	1,151	52,555
Universal Corp	797	31,625
Vector Group Ltd	472	7,939
Village Super Market Inc ‘A’	101	2,651
Weis Markets Inc	361	11,881
Winn-Dixie Stores Inc *	1,818	17,526

		510,644

Energy - 6.5%

Allis-Chalmers Energy Inc *	1,208	2,488
Alon USA Energy Inc	267	1,698
Approach Resources Inc *	440	3,027
ATP Oil & Gas Corp *	1,469	15,557
Basic Energy Services Inc *	767	5,906
Berry Petroleum Co ‘A’	1,697	43,647
Bill Barrett Corp *	1,517	46,678
BPZ Resources Inc *	2,428	10,076
Bristow Group Inc *	1,188	34,927
Cal Dive International Inc *	3,065	17,930
Cheniere Energy Inc *	1,217	3,432
Cloud Peak Energy Inc *	830	11,006
Complete Production Services Inc *	2,560	36,608
Contango Oil & Gas Co *	137	6,131
Crosstex Energy Inc *	1,327	8,506
CVR Energy Inc *	996	7,490
Dawson Geophysical Co *	254	5,403
Delek US Holdings Inc	441	3,219
Delta Petroleum Corp *	6,066	5,217
DHT Maritime Inc	1,662	6,399
Energy Partners Ltd *	940	11,477
Gastar Exploration Ltd * (Canada)	1,438	5,191
General Maritime Corp	1,687	10,190
Georesources Inc *	437	6,087
Global Geophysical Services Inc *	246	1,715
Global Industries Ltd *	3,353	15,055
GMX Resources Inc *	1,014	6,581
Golar LNG Ltd (Bermuda)	1,115	11,005
Goodrich Petroleum Corp *	829	9,948
Green Plains Renewable Energy Inc *	529	5,406
Gulf Island Fabrication Inc	474	7,357
GulfMark Offshore Inc ‘A’ *	758	19,860
Harvest Natural Resources Inc *	1,143	8,424
Helix Energy Solutions Group Inc *	3,373	36,327
Hercules Offshore Inc *	3,783	9,193
Hornbeck Offshore Services Inc *	769	11,227
International Coal Group Inc *	4,335	16,690
James River Coal Co *	174	2,770
Key Energy Services Inc *	3,919	35,976
Knightsbridge Tankers Ltd (Bermuda)	570	10,026
Matrix Service Co *	735	6,843
Miller Petroleum Inc *	598	3,444
Natural Gas Services Group Inc *	405	6,128
Newpark Resources Inc *	2,773	16,777
Nordic American Tanker Shipping Ltd (Bermuda)	1,550	43,540
Overseas Shipholding Group Inc	823	30,484
Parker Drilling Co *	3,845	15,188
Patriot Coal Corp *	2,585	30,374
Penn Virginia Corp	1,508	30,326
Petroleum Development Corp *	641	16,422
PetroQuest Energy Inc *	1,429	9,660
PHI Inc *	435	6,129
Pioneer Drilling Co *	1,778	10,081
Resolute Energy Corp *	1,130	13,831
Rex Energy Corp *	888	8,969
REX American Resources Corp *	232	3,712
Rosetta Resources Inc *	684	13,550
Seahawk Drilling Inc *	345	3,353
Ship Finance International Ltd (Bermuda)	1,459	26,087
Stone Energy Corp *	1,343	14,988
Superior Well Services Inc *	753	12,590
Swift Energy Co *	1,255	33,772
T-3 Energy Services Inc *	436	12,164
Teekay Tankers Ltd ‘A’	875	9,739
Tesco Corp * (Canada)	976	11,985
TETRA Technologies Inc *	2,210	20,067
Union Drilling Inc *	487	2,683
USEC Inc *	3,765	17,921

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Vaalco Energy Inc *	1,521	$8,518
Vantage Drilling Co * (Cayman)	4,066	5,489
Venoco Inc *	509	8,383
W&T Offshore Inc	1,073	10,151
Warren Resources Inc *	1,994	5,783
Western Refining Inc *	1,680	8,450
Willbros Group Inc *	1,279	9,465
World Fuel Services Corp	865	22,438

		1,025,334

Financials - 36.6%

1st Source Corp	496	8,392
1st United Bancorp Inc *	711	5,233
Abington Bancorp Inc	696	6,069
Acadia Realty Trust REIT	1,070	17,997
Advance America Cash Advance Centers Inc	1,574	6,501
Agree Realty Corp REIT	296	6,903
Alexander’s Inc REIT	25	7,573
Alliance Financial Corp	156	4,337
Alterra Capital Holdings Ltd (Bermuda)	3,143	59,026
Ambac Financial Group Inc *	6,621	4,436
American Campus Communities Inc REIT	1,735	47,348
American Capital Agency Corp REIT	1,078	28,481
American Capital Ltd *	11,236	54,158
American Equity Investment Life Holding Co	1,932	19,938
American National Bankshares Inc	204	4,364
American Physicians Capital Inc	273	8,422
American Physicians Service Group Inc	215	5,257
American Safety Insurance Holdings Ltd * (Bermuda)	348	5,471
Ameris Bancorp *	787	7,600
Amerisafe Inc *	632	11,092
Ames National Corp	269	5,256
AmTrust Financial Services Inc	750	9,030
Anworth Mortgage Asset Corp REIT	3,916	27,882
Apollo Commercial Real Estate Finance Inc REIT	365	6,008
Apollo Investment Corp	6,405	59,759
Argo Group International Holdings Ltd (Bermuda)	1,025	31,355
Arrow Financial Corp	291	6,722
Artio Global Investors Inc	94	1,480
Ashford Hospitality Trust Inc REIT *	1,354	9,925
Asset Acceptance Capital Corp *	499	2,066
Associated Estates Realty Corp REIT	496	6,423
Asta Funding Inc	346	3,415
Astoria Financial Corp	2,855	39,285
Avatar Holdings Inc *	290	5,562
Baldwin & Lyons Inc ‘B’	285	5,988
BancFirst Corp	230	8,393
Banco Latinoamericano de Comerico Exterior SA ‘E’ (Panama)	915	11,428
Bancorp Rhode Island Inc	123	3,223
Bank Mutual Corp	1,534	8,713
Bank of Marin Bancorp	172	5,492
Bank of the Ozarks Inc	377	13,372
BankFinancial Corp	624	5,185
Beneficial Mutual Bancorp Inc *	1,148	11,342
Berkshire Hills Bancorp Inc	473	9,214
BioMed Realty Trust Inc REIT	3,763	60,547
BlackRock Kelso Capital Corp	1,846	18,220
BofI Holding Inc *	233	3,290
Boston Private Financial Holdings Inc	2,295	14,757
Bridge Bancorp Inc	138	3,351
Brookline Bancorp Inc	1,939	17,218
Bryn Mawr Bank Corp	284	4,766
Calamos Asset Management Inc ‘A’	640	5,939
Camden National Corp	248	6,813
Capital City Bank Group Inc	391	4,841
Capital Southwest Corp	95	8,351
CapLease Inc REIT	1,881	8,671
Capstead Mortgage Corp REIT	2,314	25,593
Cardinal Financial Corp	944	8,723
Cash America International Inc	662	22,687
Cathay General Bancorp	2,567	26,517
CBL & Associates Properties Inc REIT	4,574	56,901
Cedar Shopping Centers Inc REIT	1,815	10,926
Center Financial Corp *	1,154	5,943
Centerstate Banks Inc	727	7,335
Century Bancorp Inc ‘A’	110	2,424
Chatham Lodging Trust REIT *	291	5,200
Chemical Financial Corp	806	17,555
Chesapeake Lodging Trust REIT *	269	4,256
Citizens & Northern Corp	409	4,376
Citizens Inc *	1,184	7,885
Citizens Republic Bancorp Inc *	13,183	11,206
City Holding Co	519	14,470
Clifton Savings Bancorp Inc	359	3,105
CNA Surety Corp *	589	9,465
CNB Financial Corp	293	3,217
CNO Financial Group Inc *	6,762	33,472
CoBiz Financial Inc	1,069	7,045
Cogdell Spencer Inc REIT	1,437	9,714
Cohen & Steers Inc	120	2,489
Colonial Properties Trust REIT	2,326	33,797
Colony Financial Inc REIT	495	8,365
Columbia Banking System Inc	1,303	23,793
Community Bank System Inc	1,096	24,145
Community Trust Bancorp Inc	453	11,370
Compass Diversified Holdings	1,002	13,437
CompuCredit Holdings Corp	445	1,762
Consolidated-Tomoka Land Co	179	5,101
Cousins Properties Inc REIT	2,950	19,883
Cowen Group Inc ‘A’ *	1,190	4,879
CreXus Investment Corp REIT	465	5,780
CVB Financial Corp	2,969	28,205
Cypress Sharpridge Investments Inc REIT	534	6,760
Danvers Bancorp Inc	616	8,901
DCT Industrial Trust Inc REIT	6,987	31,581
Delphi Financial Group Inc ‘A’	1,568	38,275
DiamondRock Hospitality Co REIT *	5,102	41,938
Dime Community Bancshares Inc	885	10,912
Donegal Group Inc ‘A’	399	4,904
Doral Financial Corp *	613	1,496
DuPont Fabros Technology Inc REIT	854	20,974
Dynex Capital Inc REIT	455	4,200
Eagle Bancorp Inc *	548	6,455
EastGroup Properties Inc REIT	494	17,577
Education Realty Trust Inc REIT	1,904	11,481
EMC Insurance Group Inc	163	3,575
Employers Holdings Inc	1,127	16,601
Encore Bancshares Inc *	260	2,571
Encore Capital Group Inc *	148	3,050
Enstar Group Ltd * (Bermuda)	231	15,348
Enterprise Financial Services Corp	484	4,666
Entertainment Properties Trust REIT	1,542	58,704
Epoch Holding Corp	36	442
Equity Lifestyle Properties Inc REIT	298	14,373
Equity One Inc REIT	1,050	16,380
ESB Financial Corp	304	3,967
ESSA Bancorp Inc	480	5,909
Excel Trust Inc REIT *	493	5,916
Extra Space Storage Inc REIT	2,900	40,310
Ezcorp Inc ‘A’ *	114	2,115
F.N.B. Corp	3,777	30,329
FBL Financial Group Inc ‘A’	440	9,240
FBR Capital Markets Corp *	1,707	5,684
Federal Agricultural Mortgage Corp ‘C’	314	4,405
FelCor Lodging Trust Inc REIT *	1,136	5,669
Fifth Street Finance Corp	1,500	16,545
Financial Institutions Inc	367	6,518
First American Financial Corp	3,153	39,980

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

First Bancorp Inc ME	300	$3,939
First BanCorp PR *	2,966	1,572
First Bank Corp NC	494	7,158
First Busey Corp	1,720	7,792
First Commonwealth Financial Corp	2,844	14,931
First Community Bancshares Inc	522	7,668
First Financial Bancorp	1,917	28,659
First Financial Bankshares Inc	383	18,418
First Financial Corp	366	9,446
First Financial Holdings Inc	547	6,263
First Industrial Realty Trust Inc REIT *	2,093	10,088
First Interstate Bancsystem Inc	397	6,245
First Merchants Corp	839	7,115
First Mercury Financial Corp	475	5,025
First Midwest Bancorp Inc	2,451	29,804
First Potomac Realty Trust REIT	1,238	17,790
First South Bancorp Inc	277	2,939
FirstMerit Corp	3,562	61,017
Flagstar Bancorp Inc *	1,519	4,770
Flagstone Reinsurance Holdings SA (Luxembourg)	1,719	18,600
Flushing Financial Corp	1,033	12,634
Forestar Group Inc *	1,209	21,714
Fox Chase Bancorp Inc *	182	1,742
FPIC Insurance Group Inc *	332	8,516
Franklin Street Properties Corp REIT	2,290	27,045
GAMCO Investors Inc ‘A’	85	3,162
German American Bancorp Inc	358	5,477
Getty Realty Corp REIT	392	8,785
GFI Group Inc	895	4,994
Glacier Bancorp Inc	2,376	34,856
Gladstone Capital Corp	712	7,697
Gladstone Commercial Corp REIT	297	4,853
Gladstone Investment Corp	702	4,093
Gleacher & Co Inc *	1,287	3,282
Glimcher Realty Trust REIT	2,293	13,712
Golub Capital BDC Inc	239	3,446
Government Properties Income Trust REIT	710	18,119
Great Southern Bancorp Inc	333	6,763
Green Bankshares Inc *	384	4,904
Greenlight Capital Re Ltd ‘A’ * (Cayman)	941	23,704
Hallmark Financial Services Inc *	392	3,900
Hancock Holding Co	958	31,959
Hanmi Financial Corp *	1,652	2,082
Harleysville Group Inc	389	12,071
Harris & Harris Group Inc *	1,062	4,344
Hatteras Financial Corp REIT	1,208	33,607
Healthcare Realty Trust Inc REIT	2,066	45,390
Heartland Financial USA Inc	423	7,309
Hercules Technology Growth Capital Inc	1,198	11,034
Heritage Financial Corp *	326	4,880
Heritage Financial Group	35	379
Hersha Hospitality Trust REIT	3,679	16,629
HFF Inc *	238	1,683
Highwoods Properties Inc REIT	1,979	54,937
Hilltop Holdings Inc *	1,321	13,223
Home Bancorp Inc *	261	3,370
Home BancShares Inc	725	16,537
Home Federal Bancorp Inc	556	7,022
Home Properties Inc REIT	885	39,887
Horace Mann Educators Corp	1,301	19,905
Hudson Valley Holding Corp	378	8,739
IBERIABANK Corp	884	45,508
Independent Bank Corp	700	17,276
Infinity Property & Casualty Corp	438	20,227
Inland Real Estate Corp REIT	2,469	19,554
International Assets Holding Corp *	415	6,640
International Bancshares Corp	1,754	29,274
Invesco Mortgage Capital Inc REIT	870	17,409
Investment Technology Group Inc *	1,402	22,516
Investors Bancorp Inc *	1,376	18,053
Investors Real Estate Trust REIT	2,477	21,872
iStar Financial Inc REIT *	3,095	13,804
JMP Group Inc	461	2,854
Kansas City Life Insurance Co	136	4,022
KBW Inc *	381	8,169
Kearny Financial Corp	496	4,543
Kilroy Realty Corp REIT	1,801	53,544
Kite Realty Group Trust REIT	1,800	7,524
Knight Capital Group Inc ‘A’ *	3,082	42,501
LaBranche & Co Inc *	1,241	5,311
Lakeland Bancorp Inc	667	5,683
Lakeland Financial Corp	534	10,669
LaSalle Hotel Properties REIT	2,313	47,578
Lexington Realty Trust REIT	3,222	19,364
LTC Properties Inc REIT	663	16,091
Maiden Holdings Ltd (Bermuda)	1,673	10,992
Main Street Capital Corp	408	6,091
MainSource Financial Group Inc	665	4,768
Marlin Business Services Corp *	282	3,409
MB Financial Inc	1,753	32,238
MCG Capital Corp	2,534	12,239
Meadowbrook Insurance Group Inc	1,808	15,603
Medallion Financial Corp	499	3,293
Medical Properties Trust Inc REIT	3,696	34,890
Merchants Bancshares Inc	162	3,600
Meridian Interstate Bancorp Inc *	326	3,553
Metro Bancorp Inc *	441	5,442
MF Global Holdings Ltd *	2,841	16,222
MFA Financial Inc REIT	9,252	68,465
MGIC Investment Corp *	6,637	45,729
Mid-America Apartment Communities Inc REIT	389	20,022
MidSouth Bancorp Inc	251	3,205
MidWestOne Financial Group Inc	225	3,483
Mission West Properties Inc REIT	652	4,447
Monmouth Real Estate Investment Corp ‘A’ REIT	907	6,703
Montpelier Re Holdings Ltd (Bermuda)	2,352	35,115
MPG Office Trust Inc REIT *	1,567	4,591
MVC Capital Inc	757	9,780
Nara Bancorp Inc *	1,246	10,504
NASB Financial Inc	117	1,773
National Bankshares Inc	227	5,500
National Financial Partners Corp *	1,416	13,834
National Health Investors Inc REIT	474	18,277
National Interstate Corp	225	4,459
National Penn Bancshares Inc	4,163	25,020
National Retail Properties Inc REIT	2,756	59,089
National Western Life Insurance Co ‘A’	70	10,693
NBT Bancorp Inc	1,136	23,197
Nelnet Inc ‘A’	790	15,231
NewAlliance Bancshares Inc	3,490	39,123
Newcastle Investment Corp REIT *	2,042	5,473
NewStar Financial Inc *	860	5,470
NGP Capital Resources Co	713	5,112
Northfield Bancorp Inc	613	7,957
NorthStar Realty Finance Corp REIT	2,483	6,630
Northwest Bancshares Inc	3,605	41,349
NYMAGIC Inc	167	3,221
OceanFirst Financial Corp	479	5,782
Ocwen Financial Corp *	2,447	24,935
Old National Bancorp	2,878	29,816
Omega Healthcare Investors Inc REIT	2,488	49,586
OmniAmerican Bancorp Inc *	398	4,493
One Liberty Properties Inc REIT	283	4,220
Oppenheimer Holdings Inc ‘A’	340	8,143
Oriental Financial Group Inc	1,099	13,913
Oritani Financial Corp	1,238	12,380
Orrstown Financial Services Inc	221	4,891
Pacific Continental Corp	610	5,777
PacWest Bancorp	1,015	18,585

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Park National Corp	410	$26,666
Parkway Properties Inc REIT	727	10,592
Peapack-Gladstone Financial Corp	291	3,405
Pebblebrook Hotel Trust REIT *	634	11,951
PennantPark Investment Corp	1,065	10,171
Penns Woods Bancorp Inc	126	3,833
Pennsylvania REIT	1,833	22,399
Pennymac Mortgage Investment Trust REIT *	560	8,904
Penson Worldwide Inc *	665	3,751
Peoples Bancorp Inc	348	5,046
PHH Corp *	1,831	34,862
PICO Holdings Inc *	740	22,178
Pinnacle Financial Partners Inc *	1,101	14,148
Piper Jaffray Cos *	571	18,398
Platinum Underwriters Holdings Ltd (Bermuda)	1,491	54,108
PMA Capital Corp ‘A’ *	1,074	7,035
Post Properties Inc REIT	1,615	36,709
Potlatch Corp REIT	644	23,010
Presidential Life Corp	679	6,179
Primerica Inc *	773	16,573
Primus Guaranty Ltd * (Bermuda)	554	2,044
PrivateBancorp Inc	1,692	18,747
ProAssurance Corp *	1,078	61,187
Prospect Capital Corp	2,225	21,471
Prosperity Bancshares Inc	1,538	53,445
Provident Financial Services Inc	1,979	23,135
Provident New York Bancorp	1,279	11,319
PS Business Parks Inc REIT	494	27,555
Radian Group Inc	4,405	31,892
RAIT Financial Trust REIT *	2,649	4,954
Ramco-Gershenson Properties Trust REIT	1,262	12,746
Redwood Trust Inc REIT	2,566	37,566
Renasant Corp	685	9,830
Republic Bancorp Inc ‘A’	322	7,213
Resource Capital Corp REIT	1,468	8,338
Retail Opportunity Investments Corp	1,349	13,018
RLI Corp	604	31,716
Rockville Financial Inc	282	3,359
Roma Financial Corp	269	2,921
S&T Bancorp Inc	819	16,183
S.Y. Bancorp Inc	330	7,583
Safeguard Scientifics Inc *	614	6,484
Safety Insurance Group Inc	426	15,771
Sanders Morris Harris Group Inc	688	3,818
Sandy Spring Bancorp Inc	808	11,320
Santander BanCorp *	142	1,795
Saul Centers Inc REIT	77	3,129
SCBT Financial Corp	423	14,898
SeaBright Insurance Holdings Inc	750	7,110
Selective Insurance Group Inc	1,762	26,183
Sierra Bancorp	316	3,634
Simmons First National Corp ‘A’	566	14,863
Solar Capital Ltd	195	3,756
Southside Bancshares Inc	515	10,115
Southwest Bancorp Inc	639	8,492
Sovran Self Storage Inc REIT	918	31,607
Starwood Property Trust Inc REIT	1,581	26,798
State Auto Financial Corp	487	7,553
State Bancorp Inc	555	5,272
StellarOne Corp	772	9,858
Sterling Bancorp	890	8,010
Sterling Bancshares Inc	3,040	14,318
Stewart Information Services Corp	572	5,159
Stifel Financial Corp *	58	2,517
Strategic Hotels & Resorts Inc REIT *	3,524	15,470
Suffolk Bancorp	225	6,961
Sun Communities Inc REIT	634	16,459
Sunstone Hotel Investors Inc REIT *	3,272	32,491
Susquehanna Bancshares Inc	4,285	35,694
SVB Financial Group *	1,376	56,732
SWS Group Inc	941	8,939
Tanger Factory Outlet Centers Inc REIT	579	23,959
Taylor Capital Group Inc *	311	4,024
Tejon Ranch Co *	279	6,439
Terreno Realty Corp REIT *	306	5,419
Territorial Bancorp Inc	408	7,732
Texas Capital Bancshares Inc *	1,206	19,778
The Bancorp Inc *	748	5,857
The First Marblehead Corp *	1,795	4,218
The First of Long Island Corp	192	4,936
The Navigators Group Inc *	403	16,575
The Phoenix Cos Inc *	3,825	8,071
The PMI Group Inc *	4,745	13,713
The Student Loan Corp	120	2,890
THL Credit Inc *	292	3,358
Thomas Properties Group Inc	1,151	3,810
Thomas Weisel Partners Group Inc *	357	2,103
TICC Capital Corp	905	7,602
Tompkins Financial Corp	259	9,777
Tower Bancorp Inc	184	4,028
Tower Group Inc	725	15,609
TowneBank	777	11,282
TradeStation Group Inc *	1,014	6,844
Triangle Capital Corp	402	5,716
Trico Bancshares	464	7,856
Trustco Bank Corp NY	2,390	13,384
Trustmark Corp	2,105	43,826
Two Harbors Investment Corp REIT	863	7,120
U-Store-It Trust REIT	3,104	23,156
UMB Financial Corp	1,046	37,196
UMH Properties Inc REIT	352	3,545
Umpqua Holdings Corp	3,785	43,452
Union First Market Bankshares Corp	596	7,307
United America Indemnity Ltd ‘A’ * (Cayman)	921	6,779
United Bankshares Inc	1,283	30,715
United Community Banks Inc *	3,106	12,269
United Financial Bancorp Inc	550	7,507
United Fire & Casualty Co	758	15,024
Universal Health Realty Income Trust REIT	188	6,040
Universal Insurance Holdings Inc	593	2,479
Univest Corp of Pennsylvania	560	9,699
Urstadt Biddle Properties Inc ‘A’ REIT	526	8,484
ViewPoint Financial Group	210	2,908
Virginia Commerce Bancorp Inc *	657	4,106
Walter Investment Management Corp REIT	854	13,963
Washington Banking Co	515	6,587
Washington REIT	1,517	41,854
Washington Trust Bancorp Inc	464	7,907
Webster Financial Corp	2,163	38,804
WesBanco Inc	760	12,806
West Bancorp Inc *	535	3,643
West Coast Bancorp	3,032	7,732
Westamerica Bancorp	535	28,098
Western Alliance Bancorp *	1,939	13,903
Westfield Financial Inc	971	8,088
Whitney Holding Corp	3,101	28,684
Wilshire Bancorp Inc	651	5,696
Winthrop Realty Trust REIT	600	7,686
Wintrust Financial Corp	1,028	34,274
World Acceptance Corp *	276	10,574
WSFS Financial Corp	163	5,857

		5,820,669

Health Care - 5.5%

Affymetrix Inc *	2,076	12,248
Albany Molecular Research Inc *	797	4,120
Alkermes Inc *	2,225	27,701
Allied Healthcare International Inc *	1,412	3,276
Alphatec Holdings Inc *	386	1,791
American Dental Partners Inc *	495	5,994

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
AMERIGROUP Corp *	1,450	$47,096
AMN Healthcare Services Inc *	591	4,421
AmSurg Corp *	1,024	18,248
Analogic Corp	123	5,598
AngioDynamics Inc *	816	12,036
Assisted Living Concepts Inc ‘A’ *	324	9,587
BioScrip Inc *	350	1,834
BMP Sunstone Corp *	754	3,883
Cambrex Corp *	985	3,103
Cantel Medical Corp	422	7,047
Capital Senior Living Corp *	905	4,498
Caraco Pharmaceutical Laboratories Ltd *	303	1,430
CardioNet Inc *	585	3,206
Celera Corp *	2,514	16,467
Centene Corp *	1,600	34,400
Chindex International Inc *	267	3,345
CONMED Corp *	966	17,997
Cornerstone Therapeutics Inc *	270	1,590
Cross Country Healthcare Inc *	1,026	9,224
CryoLife Inc *	851	4,587
Cutera Inc *	423	3,896
Cynosure Inc ‘A’ *	329	3,543
Cypress Bioscience Inc *	1,133	2,606
DynaVox Inc ‘A’ *	269	4,307
Enzon Pharmaceuticals Inc *	628	6,688
Exactech Inc *	88	1,503
Exelixis Inc *	1,667	5,784
Five Star Quality Care Inc *	1,030	3,111
Gentiva Health Services Inc *	633	17,097
Greatbatch Inc *	756	16,866
Hanger Orthopedic Group Inc *	431	7,741
HealthSouth Corp *	181	3,386
Healthspring Inc *	1,914	29,686
HealthTronics Inc *	332	1,604
Healthways Inc *	1,130	13,470
ICU Medical Inc *	288	9,265
Impax Laboratories Inc *	223	4,250
Inovio Pharmaceuticals Inc *	1,082	1,104
Invacare Corp	897	18,604
Kendle International Inc *	467	5,380
Kindred Healthcare Inc *	1,303	16,731
Lannett Co Inc *	257	1,174
Lexicon Pharmaceuticals Inc *	4,379	5,605
Magellan Health Services Inc *	1,103	40,061
Martek Biosciences Corp *	1,104	26,176
Maxygen Inc *	937	5,182
MedCath Corp *	676	5,313
Medical Action Industries Inc *	470	5,635
Medicis Pharmaceutical Corp ‘A’	1,994	43,629
Merit Medical Systems Inc *	89	1,430
Molina Healthcare Inc *	182	5,242
National Healthcare Corp	293	10,097
Odyssey HealthCare Inc *	69	1,844
Owens & Minor Inc	437	12,402
Palomar Medical Technologies Inc *	263	2,943
Par Pharmaceutical Cos Inc *	1,166	30,269
PharMerica Corp *	609	8,928
Progenics Pharmaceuticals Inc *	286	1,567
Psychiatric Solutions Inc *	511	16,720
RehabCare Group Inc *	663	14,440
Res-Care Inc *	833	8,047
RTI Biologics Inc *	1,701	4,984
Select Medical Holdings Corp *	1,649	11,180
Skilled Healthcare Group Inc ‘A’ *	660	4,481
Solta Medical Inc *	1,387	2,635
STERIS Corp	96	2,984
Sucampo Pharmaceuticals Inc ‘A’ *	354	1,250
Sun Healthcare Group Inc *	1,415	11,433
SuperGen Inc *	1,785	3,606
SurModics Inc *	238	3,906
Symmetry Medical Inc *	1,190	12,543
Syneron Medical Ltd * (Israel)	877	9,016
The Medicines Co *	797	6,065
TomoTherapy Inc *	1,062	3,377
Triple-S Management Corp ‘B’ *	668	12,391
Universal American Corp *	1,050	15,120
ViroPharma Inc *	2,575	28,866
Vital Images Inc *	163	2,078
WellCare Health Plans Inc *	1,402	33,283
Wright Medical Group Inc *	464	7,707
Young Innovations Inc	124	3,491

		868,449

Industrials - 13.2%

A.O. Smith Corp	58	2,795
AAR Corp *	1,288	21,561
ABM Industries Inc	1,248	26,146
ACCO Brands Corp *	1,858	9,271
Aceto Corp	885	5,071
Advanced Battery Technologies Inc *	688	2,257
Air Transport Services Group Inc *	1,778	8,463
Aircastle Ltd (Bermuda)	1,676	13,157
AirTran Holdings Inc *	4,364	21,165
Alamo Group Inc	196	4,253
Alaska Air Group Inc *	1,118	50,254
Albany International Corp ‘A’	737	11,932
AMERCO *	287	15,799
American Commercial Lines Inc *	302	6,798
American Railcar Industries Inc *	314	3,793
American Reprographics Co *	1,030	8,992
American Woodmark Corp	280	4,788
Ameron International Corp	305	18,401
Ampco-Pittsburgh Corp	254	5,291
Apogee Enterprises Inc	929	10,061
Applied Signal Technology Inc	231	4,539
Argan Inc *	207	2,159
Argon ST Inc *	440	15,088
Arkansas Best Corp	837	17,368
Astec Industries Inc *	654	18,135
ATC Technology Corp *	405	6,529
Atlas Air Worldwide Holdings Inc *	850	40,375
Baldor Electric Co	94	3,392
Baltic Trading Ltd *	530	6,026
Barnes Group Inc	211	3,458
Bowne & Co Inc	348	3,905
Brady Corp ‘A’	1,615	40,246
Briggs & Stratton Corp	630	10,723
Broadwind Energy Inc *	2,244	6,283
Builders FirstSource Inc *	1,253	3,007
CAI International Inc *	219	2,606
Cascade Corp	302	10,754
CBIZ Inc *	656	4,172
CDI Corp	361	5,606
Celadon Group Inc *	264	3,733
Ceradyne Inc *	840	17,951
Chart Industries Inc *	933	14,536
CIRCOR International Inc	538	13,762
CLARCOR Inc	111	3,943
Columbus McKinnon Corp *	634	8,857
Comfort Systems USA Inc	1,272	12,288
Commercial Vehicle Group Inc *	798	8,148
Cornell Cos Inc *	379	10,184
Courier Corp	361	4,408
CRA International Inc *	296	5,574
Cubic Corp	290	10,550
Curtiss-Wright Corp	1,511	43,879
Deluxe Corp	112	2,100
Dolan Media Co *	559	6,216
Douglas Dynamics Inc *	371	4,267
Ducommun Inc	344	5,882

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Dycom Industries Inc *	1,297	$11,089
Dynamex Inc *	176	2,147
Dynamic Materials Corp	247	3,962
DynCorp International Inc ‘A’ *	488	8,550
Eagle Bulk Shipping Inc *	2,017	8,512
EMCOR Group Inc *	2,173	50,348
Encore Wire Corp	615	11,187
EnergySolutions Inc	2,916	14,842
EnerSys *	1,146	24,490
Ennis Inc	685	10,282
EnPro Industries Inc *	400	11,260
ESCO Technologies Inc	853	21,965
Esterline Technologies Corp *	978	46,406
Excel Maritime Carriers Ltd * (Liberia)	1,279	6,549
Federal Signal Corp	2,060	12,442
Force Protection Inc *	2,270	9,307
Franklin Electric Co Inc	66	1,902
FreightCar America Inc	400	9,048
Fuel Tech Inc *	596	3,767
G&K Services Inc ‘A’	620	12,803
Genco Shipping & Trading Ltd *	856	12,831
GenCorp Inc *	1,781	7,801
Generac Holdings Inc *	416	5,828
Gibraltar Industries Inc *	999	10,090
Global Defense Technology & Systems Inc *	123	1,571
GP Strategies Corp *	358	2,599
Granite Construction Inc	1,146	27,023
Great Lakes Dredge & Dock Corp	1,235	7,410
Griffon Corp *	1,483	16,402
H&E Equipment Services Inc *	929	6,958
Hawaiian Holdings Inc *	1,275	6,592
Heidrick & Struggles International Inc	539	12,300
Herley Industries Inc *	451	6,431
Hexcel Corp *	556	8,624
Hill International Inc *	657	2,667
Hoku Corp *	526	1,757
Horizon Lines Inc ‘A’	1,002	4,239
Huron Consulting Group Inc *	488	9,472
ICF International Inc *	365	8,734
Insituform Technologies Inc ‘A’ *	185	3,789
Insteel Industries Inc	551	6,403
Interline Brands Inc *	993	17,169
International Shipholding Corp	180	3,983
JetBlue Airways Corp *	8,071	44,310
Kadant Inc *	308	5,365
Kaman Corp	395	8,737
Kelly Services Inc ‘A’ *	789	11,732
Kimball International Inc ‘B’	1,038	5,740
Korn/Ferry International *	1,437	19,974
Kratos Defense & Security Solutions Inc *	514	5,397
Ladish Co Inc *	521	11,837
Lawson Products Inc	144	2,445
Layne Christensen Co *	647	15,703
LB Foster Co ‘A’ *	338	8,761
LECG Corp *	724	1,882
LMI Aerospace Inc *	292	4,605
LSI Industries Inc	686	3,348
Lydall Inc *	557	4,256
M&F Worldwide Corp *	332	8,997
Marten Transport Ltd *	421	8,748
MasTec Inc *	1,721	16,177
McGrath RentCorp	473	10,775
Met-Pro Corp	461	4,960
Metalico Inc *	1,250	4,975
Michael Baker Corp *	223	7,783
Miller Industries Inc	328	4,418
Mine Safety Appliances Co	230	5,699
Mobile Mini Inc *	1,196	19,471
Moog Inc ‘A’ *	1,500	48,345
Mueller Industries Inc	1,079	26,543
Mueller Water Products Inc ‘A’	354	1,313
Multi-Color Corp	324	3,318
MYR Group Inc *	549	9,163
NACCO Industries Inc ‘A’	16	1,420
Navigant Consulting Inc *	1,259	13,068
Northwest Pipe Co *	305	5,795
Old Dominion Freight Line Inc *	92	3,233
On Assignment Inc *	1,060	5,332
Orbital Sciences Corp *	1,093	17,237
Otter Tail Corp	1,119	21,630
PAM Transportation Services Inc *	152	2,285
Patriot Transportation Holding Inc *	45	3,641
PGT Inc *	445	1,144
Pike Electric Corp *	535	5,040
Pinnacle Airlines Corp *	602	3,275
Powell Industries Inc *	286	7,819
Preformed Line Products Co	65	1,817
Primoris Services Corp	582	3,667
Quality Distribution Inc *	222	1,148
Quanex Building Products Corp	983	16,996
RailAmerica Inc *	757	7,509
Republic Airways Holdings Inc *	1,114	6,807
Roadrunner Transportation Systems Inc *	135	1,918
Robbins & Myers Inc	890	19,349
RSC Holdings Inc *	1,593	9,829
Rush Enterprises Inc ‘A’ *	1,048	14,001
Saia Inc *	526	7,890
School Specialty Inc *	398	7,192
Seaboard Corp	10	15,100
SFN Group Inc *	1,506	8,223
Simpson Manufacturing Co Inc	86	2,111
SkyWest Inc	1,843	22,522
Standex International Corp	342	8,670
Steelcase Inc ‘A’	2,238	17,345
Sterling Construction Co Inc *	532	6,884
SYKES Enterprises Inc *	1,184	16,848
TAL International Group Inc	432	9,707
Team Inc *	573	7,478
Tecumseh Products Co ‘A’ *	611	6,794
Teledyne Technologies Inc *	867	33,449
The Brink’s Co	238	4,529
The Geo Group Inc *	510	10,583
The Greenbrier Cos Inc *	631	7,067
Thermadyne Holdings Corp *	266	2,875
Titan International Inc	989	9,860
Titan Machinery Inc *	288	3,781
Tredegar Corp	756	12,338
Triumph Group Inc	551	36,713
TrueBlue Inc *	544	6,087
Tutor Perini Corp *	877	14,453
Twin Disc Inc	239	2,715
Ultrapetrol Bahamas Ltd * (Bahamas)	735	3,197
United Rentals Inc *	2,003	18,668
United Stationers Inc *	297	16,178
Universal Forest Products Inc	638	19,338
Universal Truckload Services Inc *	196	2,730
US Airways Group Inc *	5,338	45,960
USA Truck Inc *	257	4,143
Viad Corp	589	10,396
VSE Corp	68	2,164
Wabash National Corp *	1,911	13,587
Waste Services Inc *	893	10,412
Watts Water Technologies Inc ‘A’	882	25,278
Werner Enterprises Inc	1,224	26,793

		2,091,223

Information Technology - 8.9%

Actel Corp *	315	4,038
ADC Telecommunications Inc *	479	3,549
ADPT Corp *	3,940	11,387

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

Advanced Analogic Technologies Inc *	1,112	$3,547
Advanced Energy Industries Inc *	446	5,481
Agilysys Inc	558	3,733
Alpha & Omega Semiconductor Ltd * (Bermuda)	150	2,072
ANADIGICS Inc *	584	2,546
Anaren Inc *	428	6,394
Anixter International Inc *	466	19,852
ARRIS Group Inc *	3,335	33,984
ATMI Inc *	977	14,303
Aviat Networks Inc *	1,968	7,144
Avid Technology Inc *	958	12,195
Axcelis Technologies Inc *	3,095	4,797
AXT Inc *	606	2,733
Bel Fuse Inc ‘B’	346	5,712
Benchmark Electronics Inc *	1,905	30,194
BigBand Networks Inc *	871	2,630
Black Box Corp	579	16,148
Brooks Automation Inc *	902	6,972
Cabot Microelectronics Corp *	609	21,065
CACI International Inc ‘A’ *	928	39,421
CDC Corp ‘A’ * (Cayman)	3,210	6,677
Ceva Inc *	38	479
Checkpoint Systems Inc *	797	13,836
CIBER Inc *	1,996	5,529
Cogent Inc *	1,268	11,425
Cognex Corp	282	4,958
Coherent Inc *	264	9,055
Cohu Inc	639	7,751
Computer Task Group Inc *	179	1,156
Comtech Telecommunications Corp *	584	17,479
CPI International Inc *	232	3,617
Cray Inc *	672	3,750
CSG Systems International Inc *	605	11,090
CTS Corp	811	7,494
Cymer Inc *	756	22,710
Daktronics Inc	896	6,720
DealerTrack Holdings Inc *	215	3,537
Digi International Inc *	694	5,739
Digital River Inc *	1,130	27,018
DivX Inc *	635	4,864
Double-Take Software Inc *	700	7,343
DSP Group Inc *	768	4,908
EarthLink Inc	3,574	28,449
Electro Rent Corp	541	6,919
Electro Scientific Industries Inc *	834	11,142
Electronics for Imaging Inc *	1,505	14,674
EMS Technologies Inc *	473	7,104
Emulex Corp *	2,626	24,107
Energy Conversion Devices Inc *	1,160	4,756
Entegris Inc *	2,994	11,886
Epicor Software Corp *	649	5,186
EPIQ Systems Inc *	994	12,852
ePlus Inc *	119	2,083
Euronet Worldwide Inc *	1,590	20,336
Evergreen Solar Inc *	6,251	4,263
Exar Corp *	1,039	7,200
Extreme Networks Inc *	2,206	5,956
Fair Isaac Corp	1,514	32,990
FalconStor Software Inc *	544	1,436
FEI Co *	896	17,660
FormFactor Inc *	1,619	17,485
Gerber Scientific Inc *	823	4,403
Global Cash Access Holdings Inc *	198	1,428
Globecomm Systems Inc *	675	5,569
GSI Technology Inc *	204	1,167
Harmonic Inc *	2,510	13,654
Hughes Communications Inc *	108	2,628
Hutchinson Technology Inc *	758	3,282
ICx Technologies Inc *	353	2,577
Ikanos Communications Inc *	850	1,369
Imation Corp *	978	8,988
Infinera Corp *	216	1,389
infoGROUP Inc *	257	2,051
InfoSpace Inc *	1,034	7,776
Insight Enterprises Inc *	1,173	15,437
Integral Systems Inc *	558	3,543
Integrated Device Technology Inc *	2,011	9,954
Intermec Inc *	640	6,560
Internap Network Services Corp *	1,733	7,227
Internet Brands Inc ‘A’ *	740	7,644
Internet Capital Group Inc *	1,117	8,489
Intevac Inc *	462	4,930
IXYS Corp *	296	2,617
j2 Global Communications Inc *	459	10,025
JDA Software Group Inc *	1,116	24,530
Keynote Systems Inc	375	3,383
Kopin Corp *	1,352	4,583
L-1 Identity Solutions Inc *	2,496	20,442
Littelfuse Inc *	108	3,414
ManTech International Corp ‘A’ *	66	2,810
Marchex Inc ‘B’	653	2,514
Measurement Specialties Inc *	488	6,686
Mentor Graphics Corp *	2,029	17,957
Mercury Computer Systems Inc *	702	8,234
Methode Electronics Inc	533	5,191
Microsemi Corp *	1,659	24,271
Microtune Inc *	1,549	3,299
MKS Instruments Inc *	973	18,215
ModusLink Global Solutions Inc *	1,407	8,484
Newport Corp *	854	7,737
Novatel Wireless Inc *	911	5,229
OmniVision Technologies Inc *	412	8,833
Online Resources Corp *	599	2,486
Oplink Communications Inc *	426	6,105
Opnext Inc *	1,416	2,336
OSI Systems Inc *	138	3,832
Park Electrochemical Corp	264	6,444
PC Connection Inc *	353	2,139
PCTEL Inc *	644	3,246
Perficient Inc *	262	2,334
Pericom Semiconductor Corp *	751	7,210
Photronics Inc *	1,746	7,892
Powerwave Technologies Inc *	4,507	6,941
Quantum Corp *	654	1,230
Quest Software Inc *	199	3,590
RadiSys Corp *	216	2,056
RealNetworks Inc *	2,758	9,101
Richardson Electronics Ltd	340	3,060
Rimage Corp *	318	5,034
Rofin-Sinar Technologies Inc *	579	12,055
Rogers Corp *	353	9,803
S1 Corp *	1,698	10,205
ScanSource Inc *	887	22,113
SeaChange International Inc *	500	4,115
Sigma Designs Inc *	863	8,639
Silicon Graphics International Corp *	952	6,740
Silicon Image Inc *	625	2,194
SMART Modular Technologies Inc * (Cayman)	721	4,218
Smith Micro Software Inc *	131	1,246
SonicWALL Inc *	206	2,421
Sonus Networks Inc *	1,237	3,352
Spectrum Control Inc *	274	3,831
SRA International Inc ‘A’ *	1,305	25,669
Standard Microsystems Corp *	505	11,756
Sycamore Networks Inc	645	10,720
Symmetricom Inc *	1,494	7,604
Symyx Technologies Inc *	1,087	5,446
SYNNEX Corp *	734	18,805
Take-Two Interactive Software Inc *	2,137	19,233
Tekelec *	1,958	25,924

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
TeleCommunication Systems Inc ‘A’ *	884	$3,660
Tessera Technologies Inc *	682	10,946
The Hackett Group Inc *	404	1,135
The Knot Inc *	464	3,610
THQ Inc *	547	2,363
Tier Technologies Inc	271	1,648
Trident Microsystems Inc *	2,162	3,070
TTM Technologies Inc *	2,043	19,408
Ultratech Inc *	153	2,489
Unisys Corp *	844	15,606
United Online Inc	2,287	13,173
UTStarcom Inc *	3,878	7,136
ValueClick Inc *	590	6,307
ViaSat Inc *	682	22,206
Virtusa Corp *	215	2,006
X-Rite Inc *	1,128	4,162
Zoran Corp *	1,501	14,320
Zygo Corp *	521	4,225

		1,420,630

Materials - 4.9%

A. Schulman Inc	989	18,751
A.M. Castle & Co *	554	7,695
AEP Industries Inc *	86	2,054
American Vanguard Corp	679	5,384
Arch Chemicals Inc	299	9,191
Boise Inc *	2,282	12,528
Brush Engineered Materials Inc *	631	12,607
Buckeye Technologies Inc *	1,301	12,945
Century Aluminum Co *	2,106	18,596
Clearwater Paper Corp *	102	5,586
Coeur d’Alene Mines Corp *	2,729	43,064
Ferro Corp *	1,617	11,917
Georgia Gulf Corp *	1,085	14,474
Glatfelter	1,511	16,394
Graham Packaging Co Inc *	528	6,320
Graphic Packaging Holding Co *	3,705	11,671
H.B. Fuller Co	1,513	28,732
Haynes International Inc	353	10,883
Headwaters Inc *	1,995	5,666
Hecla Mining Co *	8,020	41,864
Horsehead Holding Corp *	1,367	10,335
Innophos Holdings Inc	539	14,057
Kaiser Aluminum Corp	500	17,335
KapStone Paper & Packaging Corp *	1,265	14,092
Landec Corp *	720	4,241
Louisiana-Pacific Corp *	4,195	28,065
Metals USA Holdings Corp *	178	2,661
Minerals Technologies Inc	575	27,336
Myers Industries Inc	1,172	9,481
Neenah Paper Inc	251	4,593
Olin Corp	1,097	19,845
Olympic Steel Inc	304	6,983
OM Group Inc *	1,021	24,361
PolyOne Corp *	941	7,923
Quaker Chemical Corp	105	2,844
Rock-Tenn Co ‘A’	830	41,226
Rockwood Holdings Inc *	448	10,165
RTI International Metals Inc *	867	20,903
Sensient Technologies Corp	1,638	42,473
Silgan Holdings Inc	901	25,570
Spartech Corp *	562	5,761
Texas Industries Inc	690	20,383
Thompson Creek Metals Co Inc * (Canada)	4,030	34,980
TPC Group Inc *	258	4,283
Universal Stainless & Alloy *	227	3,630
US Energy Corp *	878	4,171
W.R. Grace & Co *	2,020	42,501
Wausau Paper Corp *	1,389	9,404
Westlake Chemical Corp	651	12,089
Worthington Industries Inc	781	10,044
Zoltek Cos Inc *	925	7,835

		785,892

Telecommunication Services - 0.6%

Cincinnati Bell Inc *	4,855	14,614
Consolidated Communications Holdings Inc	208	3,538
FiberTower Corp *	1,479	6,981
General Communication Inc ‘A’ *	1,565	11,878
Global Crossing Ltd * (Bermuda)	402	4,249
Globalstar Inc *	2,277	3,507
ICO Global Communications Holdings Ltd *	1,268	2,042
IDT Corp ‘B’ *	464	5,916
Iridium Communications Inc *	1,108	11,124
PAETEC Holding Corp *	1,319	4,498
Premiere Global Services Inc *	1,954	12,388
USA Mobility Inc	323	4,173
Vonage Holdings Corp *	2,044	4,701

		89,609

Utilities - 6.2%

ALLETE Inc	1,027	35,164
American States Water Co	617	20,447
Artesian Resources Corp ‘A’	218	4,024
Avista Corp	1,814	35,427
Black Hills Corp	1,297	36,926
California Water Service Group	651	23,241
Central Vermont Public Service Corp	402	7,935
CH Energy Group Inc	520	20,405
Chesapeake Utilities Corp	311	9,765
Cleco Corp	2,009	53,058
Connecticut Water Service Inc	297	6,243
Consolidated Water Co Ltd (Cayman)	487	5,542
Dynegy Inc *	3,310	12,744
El Paso Electric Co *	1,456	28,174
IDACORP Inc	1,591	52,933
MGE Energy Inc	765	27,571
Middlesex Water Co	459	7,275
New Jersey Resources Corp	1,356	47,731
Nicor Inc	1,494	60,507
Northwest Natural Gas Co	877	38,211
NorthWestern Corp	1,196	31,335
Piedmont Natural Gas Co Inc	2,366	59,860
PNM Resources Inc	2,857	31,941
Portland General Electric Co	2,481	45,477
SJW Corp	434	10,173
South Jersey Industries Inc	816	35,055
Southwest Gas Corp	1,498	44,191
Southwest Water Co	551	5,774
The Empire District Electric Co	1,326	24,889
The Laclede Group Inc	732	24,251
UIL Holdings Corp	993	24,855
UniSource Energy Corp	1,194	36,035
Unitil Corp	369	7,716
WGL Holdings Inc	1,668	56,762
York Water Co	425	6,035

		977,672

Total Common Stocks
(Cost $14,663,909)		15,043,955

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	350	5,309

Total Closed-End Mutual Fund
(Cost $4,552)		5,309

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUND - 2.5%

iShares Russell 2000 Value Index Fund	7,020	$400,421

Total Exchange-Traded Fund
(Cost $425,119)		400,421

	Principal
	Amount

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $446,511; collateralized by Freddie Mac: 0.000% due 07/01/10 and value $459,540)	$446,511	446,511

Total Short-Term Investment
(Cost $446,511)		446,511

TOTAL INVESTMENTS - 100.0%
(Cost $15,540,091)		15,896,196

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(5,652)

NET ASSETS - 100.0%		$15,890,544

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	36.6%
Industrials	13.2%
Consumer Discretionary	9.1%
Information Technology	8.9%
Energy	6.5%
Utilities	6.2%
Health Care	5.5%
Materials	4.9%
Consumer Staples	3.2%
Short-Term Investment	2.8%
Exchange-Traded Fund	2.5%
Telecommunication Services	0.6%
Closed-End Mutual Fund	0.0%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Russell 2000 Mini (09/10)	7	$433,639	($8,179)

(d)	As of June 30, 2010, $48,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$15,043,955	$15,043,955	$-	$-
	Closed-End Mutual Fund	5,309	5,309	-	-
	Exchange-Traded Fund	400,421	400,421	-	-
	Short-Term Investment	446,511	-	446,511	-

		15,896,196	15,449,685	446,511	-

Liabilities	Equity Derivatives (2)	(8,179)	(8,179)	-	-

	Total	$15,888,017	$15,441,506	$446,511	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Hong Kong - 0.0%

Henderson Land Development Co Ltd Strike @ 58.00 Exp. 06/01/11 *	800	$136

Total Warrants
(Cost $0)		136

RIGHTS - 0.0%

Spain - 0.0%

Iberdrola SA Exp. 07/05/10 *	13,728	3,206

Total Rights
(Cost $3,171)		3,206

PREFERRED STOCKS - 0.1%

Germany - 0.1%

Fresenius SE	221	14,597
Porsche Automobil Holding SE	208	8,893

		23,490

Total Preferred Stocks
(Cost $25,914)		23,490

COMMON STOCKS - 98.5%

Australia - 6.9%

AGL Energy Ltd	3,077	37,845
Amcor Ltd	5,181	27,613
AMP Ltd	6,579	28,553
ASX Ltd	1,292	31,517
Australia & New Zealand Banking Group Ltd	8,437	151,540
BHP Billiton Ltd ADR	6,600	409,134
Boral Ltd	4,439	17,781
Brambles Ltd	10,094	45,969
Coca-Cola Amatil Ltd	2,170	21,728
Commonwealth Bank of Australia	4,952	200,197
Computershare Ltd	3,833	33,898
Consolidated Media Holdings Ltd	14,522	38,676
CSL Ltd	2,407	65,719
Fortescue Metals Group Ltd *	8,933	30,296
Foster’s Group Ltd	7,147	33,852
Insurance Australia Group Ltd	7,819	22,242
JB Hi-Fi Ltd	2,393	38,068
Leighton Holdings Ltd	1,175	28,260
Macquarie Group Ltd	1,094	33,626
National Australia Bank Ltd	7,197	139,148
Newcrest Mining Ltd	2,162	63,080
Orica Ltd	1,343	28,251
Origin Energy Ltd	2,778	34,657
Paladin Energy Ltd *	11,912	35,470
QBE Insurance Group Ltd	5,327	80,832
Rio Tinto Ltd	2,477	136,221
Santos Ltd	2,804	29,303
Sonic Healthcare Ltd	2,188	19,040
Suncorp-Metway Ltd	4,275	28,600
Telstra Corp Ltd	22,978	62,632
UGL Ltd	1,497	16,925
Wesfarmers Ltd	4,088	97,709
Westpac Banking Corp ADR	2,500	221,450
Woodside Petroleum Ltd	1,610	55,962
Woolworths Ltd	3,973	89,929

		2,435,723

Austria - 0.2%

Erste Group Bank AG	1,052	33,378
OMV AG	899	26,997
Voestalpine AG	203	5,529

		65,904

Belgium - 0.8%

Ageas	9,285	20,662
Anheuser-Busch InBev NV	1,314	63,179
Anheuser-Busch InBev NV ADR	1,900	91,219
Delhaize Group SA ADR	749	54,303
KBC Groep NV *	812	31,124
UCB SA	1,048	32,911

		293,398

Bermuda - 0.3%

Esprit Holdings Ltd	3,586	19,307
Li & Fung Ltd	8,000	35,894
Seadrill Ltd	1,500	27,057
VTech Holdings Ltd	4,000	42,575

		124,833

Canada - 10.1%

Agnico-Eagle Mines Ltd (TSE)	900	54,598
Agrium Inc	473	23,105
Bank of Montreal	2,000	108,478
Bank of Nova Scotia	4,000	184,303
Barrick Gold Corp (TSE)	3,700	167,943
BCE Inc	1,750	51,059
Biovail Corp	2,800	53,946
Bombardier Inc ‘B’	3,600	16,367
Cameco Corp	1,750	37,218
Canadian Imperial Bank of Commerce	1,685	104,688
Canadian National Railway Co (TSE)	1,750	100,294
Canadian Natural Resources Ltd	4,940	163,947
Canadian Pacific Railway Ltd	1,000	53,600
Canadian Tire Corp Ltd ‘A’	200	9,985
Cenovus Energy Inc (TSE)	2,984	76,804
CGI Group Inc ‘A’ *	1,000	14,880
CI Financial Corp	700	11,704
Crescent Point Energy Corp	500	17,453
Eldorado Gold Corp	3,700	66,315
Empire Co Ltd ‘A’	800	39,574
Enbridge Inc	1,650	76,847
EnCana Corp	2,448	74,138
Fairfax Financial Holdings Ltd	100	36,624
First Quantum Minerals Ltd	200	10,061
Fortis Inc	600	15,319
George Weston Ltd	100	6,840
Gildan Activewear Inc *	1,400	40,216
Goldcorp Inc	2,450	107,270
Great-West Lifeco Inc	600	13,566
Husky Energy Inc	400	9,484
IAMGOLD Corp (TSE)	800	14,105
IGM Financial Inc	400	13,948
Inmet Mining Corp	200	7,919
Intact Financial Corp	950	40,069
Kinross Gold Corp	4,300	73,515
Loblaw Cos Ltd	400	14,508
Magna International Inc ‘A’	300	19,763
Manulife Financial Corp	8,150	118,282
Metro Inc ‘A’	400	15,710
National Bank of Canada	500	25,574
Nexen Inc	2,440	47,995
Onex Corp	1,600	38,461
Potash Corp of Saskatchewan Inc (TSE)	900	77,517

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Progress Energy Resources Corp	3,100	$36,022
Red Back Mining Inc *	1,600	40,445
Research In Motion Ltd (TSE) *	1,640	80,617
Rogers Communications Inc ‘B’	2,000	65,342
Royal Bank of Canada	4,862	231,556
Saputo Inc	500	14,278
Shaw Communications Inc ‘B’	700	12,605
Shoppers Drug Mart Corp	1,450	44,840
Silver Wheaton Corp *	900	18,033
Sino-Forest Corp *	800	11,370
SNC-Lavalin Group Inc	325	13,009
Sun Life Financial Inc	3,200	84,047
Suncor Energy Inc (TSE)	3,917	115,278
Talisman Energy Inc	2,914	44,071
The Teck Resources Ltd ‘B’	1,950	57,664
The Toronto-Dominion Bank	3,185	206,380
Thomson Reuters Corp	2,200	78,738
Tim Hortons Inc	400	12,805
TransAlta Corp	700	12,967
TransCanada Corp	2,865	95,836
Viterra Inc *	1,300	8,658
Yamana Gold Inc	4,900	50,264

		3,588,817

Denmark - 0.9%

A.P. Moller - Maersk AS ‘B’	6	47,255
Carlsberg AS ‘B’	526	40,086
Danske Bank AS *	2,201	42,352
Jyske Bank AS *	263	7,647
Novo Nordisk AS ADR	1,900	153,938
Vestas Wind Systems AS *	565	23,513

		314,791

Finland - 0.8%

Fortum OYJ	2,974	65,281
Kesko OYJ ‘B’	886	28,659
Kone OYJ ‘B’	609	24,248
Metso OYJ	472	15,126
Nokia OYJ ADR	13,900	113,285
Sampo OYJ	1,569	33,080
UPM-Kymmene OYJ	1,468	19,435

		299,114

France - 8.0%

Accor SA *	566	26,203
Air Liquide SA	1,470	148,450
Alcatel-Lucent *	7,480	19,049
Alstom SA	1,207	54,650
AXA SA	1,519	23,206
AXA SA ADR	2,200	33,550
BNP Paribas	3,275	176,197
Bouygues SA	1,056	40,763
Cap Gemini SA	355	15,602
Carrefour SA	2,416	95,837
Casino Guichard-Perrachon SA	445	33,769
Christian Dior SA	248	23,804
Cie de Saint-Gobain	1,241	46,245
Cie Generale d’Optique Essilor International SA	757	44,985
Cie Generale des Etablissements Michelin ‘B’	412	28,705
Credit Agricole SA	1,860	19,298
Danone SA	2,338	125,341
Electricite de France SA	998	37,971
France Telecom SA	2,296	39,824
France Telecom SA ADR	5,000	86,550
GDF Suez	3,839	109,222
Groupe Eurotunnel SA	3,409	23,039
Hermes International	170	22,536
Iliad SA	314	24,383
L’Oreal SA	1,053	103,099
Lafarge SA	637	34,734
Lagardere SCA	502	15,657
LVMH Moet Hennessy Louis Vuitton SA	999	108,734
Pernod-Ricard SA	769	59,648
PPR	341	42,360
Publicis Groupe SA	968	38,613
Renault SA *	540	20,016
Sanofi-Aventis SA	2,337	140,751
Sanofi-Aventis SA ADR	4,200	126,252
Schneider Electric SA	898	90,698
Societe BIC SA	247	17,542
Societe Generale	1,760	72,422
Sodexo	662	36,739
Suez Environnement Co	1,120	18,483
Technip SA	709	40,665
Total SA	3,327	148,513
Total SA ADR	3,900	174,096
Vallourec SA	390	67,241
Veolia Environnement	857	20,133
Veolia Environnement ADR	1,400	32,718
Vinci SA	1,423	59,085
Vivendi	3,168	64,380
Zodiac Aerospace	339	16,416

		2,848,174

Germany - 6.7%

Adidas AG	1,125	54,467
Allianz SE	1,607	159,050
BASF SE	2,960	161,735
Bayer AG	3,289	183,794
Bayerische Motoren Werke AG	1,750	85,009
Beiersdorf AG	260	14,360
Commerzbank AG *	1,573	10,981
Daimler AG (NYSE) *	2,700	136,485
Daimler AG (XETR) *	703	35,562
Deutsche Bank AG (NYSE)	2,300	129,168
Deutsche Boerse AG	688	41,798
Deutsche Lufthansa AG *	730	10,092
Deutsche Post AG	2,845	41,480
Deutsche Postbank AG *	331	9,594
Deutsche Telekom AG ADR	11,200	130,704
E.ON AG	6,126	164,717
Fielmann AG	260	19,712
Fresenius Medical Care AG & Co KGaA	319	17,211
Fresenius Medical Care AG & Co KGaA ADR	300	16,107
Generali Deutschland Holding AG	24	2,685
Hannover Rueckversicherung AG	93	3,986
HeidelbergCement AG	599	28,309
Henkel AG & Co KGaA	481	19,686
Hochtief AG	157	9,374
Infineon Technologies AG *	3,031	17,572
K+S AG	545	25,046
Linde AG	446	46,897
MAN SE	663	54,659
Merck KGaA	142	10,417
Metro AG	225	11,480
Muenchener Rueckversicherungs AG	527	66,172
Puma AG Rudolf Dassler Sport	40	10,631
RWE AG	1,649	107,904
Salzgitter AG	126	7,509
SAP AG	297	13,207
SAP AG ADR	3,600	159,480
Siemens AG	1,591	142,298
Siemens AG ADR	1,600	143,248
ThyssenKrupp AG	1,883	46,403
Volkswagen AG	87	7,381

		2,356,370

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Greece - 0.1%

Alpha Bank AE	2,758	$13,479
National Bank of Greece SA *	2,138	23,021

		36,500

Hong Kong - 2.0%

Bank of East Asia Ltd	9,600	34,633
BOC Hong Kong Holdings Ltd	13,500	30,780
Cheung Kong Holdings Ltd	9,000	104,327
CLP Holdings Ltd	11,500	83,238
Dah Sing Banking Group Ltd *	12,800	16,439
Hang Lung Group Ltd	1,000	5,325
Hang Lung Properties Ltd	8,000	30,752
Hang Seng Bank Ltd	2,200	29,443
Henderson Land Development Co Ltd	4,000	23,428
Hong Kong & China Gas Co Ltd	14,300	35,470
Hong Kong Exchanges & Clearing Ltd	6,600	103,105
Hongkong Electric Holdings Ltd	4,500	26,803
Hutchison Whampoa Ltd	15,000	92,120
Sun Hung Kai Properties Ltd	6,000	82,132
Wharf Holdings Ltd	4,000	19,556

		717,551

Ireland - 0.2%

CRH PLC ADR	3,200	66,880

Israel - 0.6%

Bank Hapoalim BM *	5,400	19,450
Teva Pharmaceutical Industries Ltd ADR	3,500	181,965

		201,415

Italy - 2.4%

Assicurazioni Generali SPA	4,539	79,148
Atlantia SPA	739	13,097
Autogrill SPA	2,362	28,241
Banco Popolare SC	2,627	14,402
Enel SPA	23,152	98,029
ENI SPA	2,696	49,488
ENI SPA ADR	3,800	138,890
Fiat SPA	2,534	26,028
Finmeccanica SPA	2,366	24,527
Intesa Sanpaolo SPA	20,208	53,222
Mediobanca SPA *	1,639	12,209
Mediolanum SPA	9,765	38,147
Parmalat SPA	16,499	38,349
Saipem SPA	903	27,504
Snam Rete Gas SPA	7,659	30,565
Telecom Italia SPA	19,059	21,048
Telecom Italia SPA ADR	2,600	28,626
UniCredit SPA	51,494	113,906
Unione di Banche Italiane SCPA	1,840	15,843

		851,269

Japan - 21.3%

Advantest Corp ADR	429	9,048
Aeon Co Ltd	1,400	14,814
Aisin Seiki Co Ltd	600	16,154
Ajinomoto Co Inc	2,000	18,094
Asahi Breweries Ltd	1,100	18,635
Asahi Glass Co Ltd	4,000	37,559
Asahi Kasei Corp	3,000	15,673
Astellas Pharma Inc	1,000	33,506
Benesse Holdings Corp	300	13,657
Bridgestone Corp	3,300	52,180
Canon Inc ADR	4,100	152,971
Casio Computer Co Ltd	6,200	37,238
Central Japan Railway Co	7	57,798
Chubu Electric Power Co Inc	4,100	101,747
Chugai Pharmaceutical Co Ltd	600	10,680
Chuo Mitsui Trust Holdings Inc	6,000	21,159
Dai Nippon Printing Co Ltd	2,000	23,083
Daido Steel Co Ltd	7,000	29,935
Daiichi Sankyo Co Ltd	3,300	58,957
Daikin Industries Ltd	800	24,392
Daito Trust Construction Co Ltd	300	16,989
Daiwa House Industry Co Ltd	1,000	8,996
Daiwa Securities Group Inc	5,000	21,110
Denso Corp	2,300	63,569
Dentsu Inc	600	15,846
Dowa Holdings Co Ltd	4,000	19,164
East Japan Railway Co	1,100	73,244
Eisai Co Ltd	900	29,863
Electric Power Development Co Ltd	400	12,687
FANUC Ltd	700	79,046
Fast Retailing Co Ltd	100	15,131
FUJIFILM Holdings Corp	3,400	98,258
Fujitsu Ltd	9,000	56,257
Fukuoka Financial Group Inc	3,000	12,488
Glory Ltd	1,300	28,370
GS Yuasa Corp	1,000	6,544
Hamamatsu Photonics KK	800	22,224
Hankyu Hanshin Holdings Inc	3,000	13,239
Hirose Electric Co Ltd	100	9,158
Hisamitsu Pharmaceutical Co Inc	300	11,900
Hitachi Ltd ADR *	2,200	79,860
Hitachi Transport System Ltd	2,900	42,316
Hokkaido Electric Power Co Inc	600	12,925
Hokuhoku Financial Group Inc	5,000	9,185
Hokuriku Electric Power Co	600	13,158
Honda Motor Co Ltd ADR *	7,000	201,250
HOYA Corp	1,300	27,661
Ibiden Co Ltd	500	13,469
INPEX Corp	2	11,093
Isetan Mitsukoshi Holdings Ltd	1,300	12,673
ITOCHU Corp	7,600	59,413
ITOCHU Techno-Solutions Corp	1,100	40,197
IZUMI Co Ltd	2,200	29,505
J Front Retailing Co Ltd	2,000	9,626
Japan Tobacco Inc	18	56,000
JFE Holdings Inc	1,800	55,687
JS Group Corp	800	15,270
JSR Corp	600	10,079
JX Holdings Inc *	8,300	41,024
Kajima Corp	18,333	41,563
Kansai Paint Co Ltd	4,000	34,336
Kao Corp	2,600	61,175
Kawasaki Heavy Industries Ltd	5,000	12,123
KDDI Corp	11	52,433
Keihan Electric Railway Co Ltd	11,000	45,786
Keihin Electric Express Railway Co Ltd	2,000	17,676
Keio Corp	2,000	12,913
Keyence Corp	200	46,248
Kikkoman Corp	2,000	20,881
Kintetsu Corp	4,000	12,206
Kirin Holdings Co Ltd	5,000	62,948
Kobe Steel Ltd	8,000	15,239
Komatsu Ltd	4,500	81,028
Konica Minolta Holdings Inc	1,500	14,430
Kubota Corp ADR	1,400	53,788
Kuraray Co Ltd	1,500	17,597
Kurita Water Industries Ltd	500	13,663
Kyocera Corp ADR	300	24,210
Kyowa Hakko Kirin Co Ltd	1,000	9,484
Kyushu Electric Power Co Inc	900	20,185
Makita Corp ADR	200	5,358
Marubeni Corp	5,000	25,632
MEIJI Holdings Co Ltd	300	12,274
Mitsubishi Chemical Holdings Corp	3,500	15,976

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Mitsubishi Corp	6,700	$138,612
Mitsubishi Electric Corp	6,000	46,829
Mitsubishi Estate Co Ltd	9,000	125,295
Mitsubishi Heavy Industries Ltd	16,000	55,196
Mitsubishi Motors Corp *	10,000	12,650
Mitsubishi UFJ Financial Group Inc	11,300	51,310
Mitsubishi UFJ Financial Group Inc ADR *	41,180	187,781
Mitsui & Co Ltd ADR	300	72,300
Mitsui OSK Lines Ltd	3,000	19,835
Mizuho Financial Group Inc ADR	32,482	105,566
MS & AD Insurance Group Holdings	3,400	72,771
Murata Manufacturing Co Ltd	1,000	47,688
Nagase & Co Ltd	2,000	20,797
Namco Bandai Holdings Inc	4,800	42,208
NEC Corp	8,000	20,767
NHK Spring Co Ltd	4,000	36,588
Nidec Corp ADR	2,300	48,070
Nikon Corp	1,000	17,234
Nintendo Co Ltd	400	117,444
Nippon Electric Glass Co Ltd	1,000	11,455
Nippon Express Co Ltd	3,000	13,518
Nippon Kayaku Co Ltd	3,000	25,654
Nippon Paper Group Inc	400	11,072
Nippon Steel Corp	18,000	59,498
Nippon Telegraph & Telephone Corp ADR	4,100	83,394
Nippon Yusen KK	3,000	10,933
Nissan Motor Co Ltd	6,600	45,992
Nissin Foods Holdings Co Ltd	300	11,012
Nitori Co Ltd	150	12,930
Nitto Denko Corp	500	16,402
NKSJ Holdings Inc	7,000	41,882
Nomura Holdings Inc	4,500	24,586
Nomura Holdings Inc ADR	10,600	57,770
NSK Ltd	2,000	13,890
NTT Data Corp	4	14,765
NTT DoCoMo Inc ADR	6,700	101,036
Odakyu Electric Railway Co Ltd	2,000	17,168
OJI Paper Co Ltd	3,000	14,709
Olympus Corp	600	14,213
Omron Corp	800	17,439
Ono Pharmaceutical Co Ltd	300	12,161
Oriental Land Co Ltd	200	16,715
Osaka Gas Co Ltd	5,000	18,035
Otsuka Corp	600	38,239
Panasonic Corp ADR	7,400	92,722
Panasonic Electric Works Co Ltd	3,000	29,488
Park24 Co Ltd	3,000	32,179
Resona Holdings Inc	1,700	20,747
Ricoh Co Ltd	2,000	25,503
Rohm Co Ltd	300	18,015
Sankyo Co Ltd	200	9,040
SBI Holdings Inc	56	6,957
Secom Co Ltd	500	22,203
Sekisui House Ltd	1,000	8,552
Seven & I Holdings Co Ltd	3,300	75,607
Sharp Corp	3,000	31,646
Shikoku Electric Power Co Inc	500	14,300
Shimano Inc	300	12,872
Shin-Etsu Chemical Co Ltd	1,500	69,743
Shionogi & Co Ltd	1,000	20,732
Shiseido Co Ltd	1,000	22,041
SMC Corp	200	26,754
Softbank Corp	3,100	82,222
Sony Corp ADR	3,600	96,048
Square Enix Holdings Co Ltd	1,700	31,314
Stanley Electric Co Ltd	600	9,936
Sumitomo Chemical Co Ltd	3,000	11,611
Sumitomo Corp	2,800	27,964
Sumitomo Electric Industries Ltd	4,200	48,946
Sumitomo Forestry Co Ltd	5,100	40,720
Sumitomo Metal Industries Ltd	17,000	38,438
Sumitomo Metal Mining Co Ltd	1,000	12,475
Sumitomo Mitsui Financial Group Inc	5,900	166,984
Sumitomo Realty & Development Co Ltd	1,000	16,992
Sundrug Co Ltd	1,200	29,112
Suzuki Motor Corp	2,200	43,176
T&D Holdings Inc	450	9,622
Taiyo Nippon Sanso Corp	1,000	7,941
Takeda Pharmaceutical Co Ltd	3,100	133,153
TDK Corp	300	16,417
Teijin Ltd	4,000	11,876
Terumo Corp	400	19,156
The Bank of Yokohama Ltd	3,000	13,723
The Chiba Bank Ltd	2,000	12,074
The Chugoku Electric Power Co Inc	800	16,477
The Iyo Bank Ltd	1,000	9,299
The Japan Steel Works Ltd	1,000	8,790
The Kansai Electric Power Co Inc	3,300	80,481
The Shizuoka Bank Ltd	2,000	17,430
The Sumitomo Trust & Banking Co Ltd	3,000	15,273
The Tokyo Electric Power Co Inc	6,100	165,941
Tobu Railway Co Ltd	2,000	10,772
Tohoku Electric Power Co Inc	1,000	21,468
Tokai Rika Co Ltd	2,200	38,055
Tokio Marine Holdings Inc	3,200	84,127
Tokyo Electron Ltd	500	26,934
Tokyo Gas Co Ltd	13,000	59,347
Tokyu Corp	3,000	12,211
TonenGeneral Sekiyu KK	1,000	8,652
Toppan Printing Co Ltd	2,000	15,815
Toray Industries Inc	3,000	14,379
Toshiba Corp *	15,000	74,304
Toyo Seikan Kaisha Ltd	600	8,755
Toyota Auto Body Co Ltd	3,200	40,007
Toyota Motor Corp ADR	5,500	377,135
Toyota Tsusho Corp	800	11,403
Trend Micro Inc	400	10,810
Tsumura & Co	1,500	45,927
Ube Industries Ltd	4,000	9,458
Unicharm Corp	100	11,277
UNY Co Ltd	5,200	39,513
West Japan Railway Co	4	14,627
Yahoo! Japan Corp	42	16,740
Yamada Denki Co Ltd	230	15,028
Yamato Holdings Co Ltd	1,000	13,235
Yamato Kogyo Co Ltd	1,600	39,881

		7,526,867

Luxembourg - 0.3%

ArcelorMittal ‘NY’ (NYSE)	2,800	74,928
Oriflame Cosmetics SA SDR	375	19,475
SES SA FDR	660	13,726

		108,129

Netherlands - 2.8%

Aegon NV ‘NY’ *	9,900	52,272
Akzo Nobel NV	1,263	65,644
ASML Holding NV ‘NY’	2,400	65,928
European Aeronautic Defence and Space Co NV *	1,160	23,673
Fugro NV CVA	480	22,175
Heineken NV	1,021	43,278
ING Groep NV ADR *	15,476	114,677
Koninklijke Ahold NV	5,927	73,316
Koninklijke DSM NV	597	23,732
Koninklijke KPN NV	4,094	52,184
Koninklijke Philips Electronics NV	1,335	39,866
Koninklijke Philips Electronics NV ‘NY’	3,249	96,950
QIAGEN NV *	657	12,782
Reed Elsevier NV ADR	1,235	27,182
STMicroelectronics NV ‘NY’	2,700	21,357

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
TNT NV	1,129	$28,436
Unilever NV ‘NY’	6,450	176,214
Unilever NV CVA	1,021	27,883
Wolters Kluwer NV	1,924	36,897

		1,004,446

New Zealand - 0.1%

Fletcher Building Ltd (NZX)	2,000	10,703
Telecom Corp of New Zealand Ltd ADR (NYSE)	1,300	8,372

		19,075

Norway - 0.8%

DnB NOR ASA	3,422	32,913
Fred Olsen Energy ASA	553	14,207
Orkla ASA	3,200	20,464
Petroleum Geo-Services ASA *	4,001	33,350
Schibsted ASA	1,909	36,609
StatoilHydro ASA	1,800	34,677
StatoilHydro ASA ADR	2,200	42,130
Telenor ASA	3,480	43,839
Yara International ASA	750	21,082

		279,271

Papua New Guinea - 0.2%

Lihir Gold Ltd ADR	900	32,391
Oil Search Ltd	7,196	33,108

		65,499

Portugal - 0.2%

EDP - Energias de Portugal SA	8,711	25,924
Portugal Telecom SGPS SA ADR	3,200	31,744

		57,668

Singapore - 1.5%

CapitaLand Ltd	3,000	7,650
DBS Group Holdings Ltd	7,000	67,934
Guocoland Ltd	22,000	33,535
K-Green Trust *	1,000	750
Keppel Corp Ltd	5,000	30,188
Oversea-Chinese Banking Corp Ltd	14,302	90,061
Singapore Airlines Ltd	4,000	41,477
Singapore Press Holdings Ltd	3,000	8,076
Singapore Telecommunications Ltd	34,000	73,505
SMRT Corp Ltd	27,000	42,704
United Overseas Bank Ltd	8,000	111,295
Wilmar International Ltd	5,000	20,458

		527,633

Spain - 3.1%

Abertis Infraestructuras SA	1,216	17,478
ACS Actividades de Construccion y Servicios SA	472	17,346
Banco Bilbao Vizcaya Argentaria SA	3,026	31,177
Banco Bilbao Vizcaya Argentaria SA ADR	10,100	103,929
Banco de Sabadell SA	3,484	15,777
Banco Popular Espanol SA	2,745	13,913
Banco Santander SA	4,765	49,967
Banco Santander SA ADR	23,568	247,464
Iberdrola Renovables SA	4,170	13,087
Iberdrola SA	13,728	77,159
Inditex SA	957	54,569
Red Electrica Corp SA	722	25,851
Repsol YPF SA ADR	3,773	75,837
Telefonica SA ADR	6,100	338,733

		1,082,287

Sweden - 2.4%

Assa Abloy AB ‘B’	2,024	40,456
Atlas Copco AB ‘A’	299	4,372
Atlas Copco AB ‘B’	1,953	25,782
Boliden AB	3,407	37,656
Electrolux AB ‘B’	808	18,472
Hennes & Mauritz AB ‘B’	4,790	131,641
Husqvarna AB ‘A’	4,258	25,556
Nordea Bank AB	11,221	92,530
Sandvik AB	3,728	45,474
Securitas AB ‘B’	1,326	12,019
Skandinaviska Enskilda Banken AB ‘A’	3,693	19,567
Skanska AB ‘B’	688	9,954
SKF AB ‘B’	1,637	29,380
Svenska Cellulosa AB ‘B’	1,918	22,558
Svenska Handelsbanken AB ‘A’	1,264	30,922
Swedbank AB ‘A’ *	3,893	35,725
Telefonaktiebolaget LM Ericsson ‘B’	6,909	76,636
Telefonaktiebolaget LM Ericsson ADR	7,600	83,752
TeliaSonera AB	8,933	57,400
Volvo AB ‘B’ *	5,573	61,631

		861,483

Switzerland - 6.7%

ABB Ltd ADR *	8,900	153,792
Actelion Ltd *	552	20,668
Adecco SA	942	44,940
Baloise-Holding AG	225	15,661
Cie Financiere Richemont SA ‘A’	2,224	77,645
Credit Suisse Group AG ADR	4,200	157,206
GAM Holding Ltd *	584	6,311
Geberit AG	273	42,478
Givaudan SA	82	69,645
Holcim Ltd	1,172	78,456
Julius Baer Group Ltd	584	16,651
Nestle SA	8,077	389,463
Novartis AG	1,875	90,868
Novartis AG ADR	6,300	304,416
Roche Holding AG	2,310	317,952
SGS SA	41	55,336
Sika AG	13	23,044
Sonova Holding AG	110	13,499
Swiss Reinsurance Co Ltd	1,785	73,342
Swisscom AG	78	26,444
Syngenta AG	103	23,795
Syngenta AG ADR	1,600	73,360
The Swatch Group AG	187	52,739
UBS AG (NYSE) *	12,300	162,606
Zurich Financial Services AG	459	101,170

		2,391,487

United Kingdom - 19.1%

Admiral Group PLC	1,280	26,806
Aggreko PLC	840	17,634
AMEC PLC	751	9,201
Anglo American PLC *	5,133	178,860
Antofagasta PLC	751	8,738
ARM Holdings ADR PLC	3,200	39,680
Associated British Foods PLC	941	13,627
AstraZeneca PLC ADR	6,100	287,493
Autonomy Corp PLC *	1,951	53,181
Aviva PLC	11,988	55,711
BAE Systems PLC	12,132	56,465
Barclays PLC	19,953	79,642
Barclays PLC ADR	6,300	100,107
BG Group PLC	13,632	202,747
BHP Billiton PLC	5,427	140,714
BHP Billiton PLC ADR	1,700	87,448
BP PLC ADR	11,384	328,770
British Airways PLC *	13,807	40,113
British American Tobacco PLC	2,320	73,627
British American Tobacco PLC ADR	1,792	113,434
British Sky Broadcasting Group PLC ADR	1,925	79,887
BT Group PLC ADR	3,650	70,116
Bunzl PLC	1,745	17,474

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Burberry Group PLC	1,581	$17,855
Cable & Wireless Communications PLC	5,487	4,734
Cable & Wireless Worldwide	5,487	7,100
Cairn Energy PLC *	3,786	23,259
Carnival PLC ADR	664	21,520
Centrica PLC	11,435	50,463
Cobham PLC	11,849	37,537
Compass Group PLC	4,815	36,630
Diageo PLC ADR	2,500	156,850
Eurasian Natural Resources Corp	434	5,523
Experian PLC	1,885	16,393
G4S PLC	3,602	14,281
GlaxoSmithKline PLC ADR	8,650	294,186
Home Retail Group PLC	2,547	8,088
HSBC Holdings PLC (LI)	6,089	55,627
HSBC Holdings PLC ADR	11,779	537,005
ICAP PLC	1,643	9,848
Imperial Tobacco Group PLC	3,052	85,275
Inmarsat PLC	1,411	14,961
International Power PLC	3,421	15,282
Invensys PLC	2,790	9,988
Investec PLC	821	5,525
J. Sainsbury PLC	2,489	11,876
Johnson Matthey PLC	2,490	55,320
Kazakhmys PLC	806	11,831
Kingfisher PLC	4,358	13,652
Legal & General Group PLC	12,064	14,061
Lloyds Banking Group PLC *	90,582	71,511
Lloyds Banking Group PLC ADR *	13,200	41,712
Logica PLC	5,968	9,680
Lonmin PLC *	523	10,920
Man Group PLC	3,434	11,383
Marks & Spencer Group PLC	4,919	24,233
National Grid PLC	4,705	34,351
National Grid PLC ADR	1,450	53,404
Next PLC	537	16,010
Old Mutual PLC	17,034	26,080
Pearson PLC ADR	4,300	56,545
Petrofac Ltd	1,621	28,518
Petropavlovsk PLC	2,168	38,253
Prudential PLC	7,136	53,824
Prudential PLC ADR	2,400	35,856
Reckitt Benckiser Group PLC	1,065	49,538
Reed Elsevier PLC ADR	1,500	43,950
Rexam PLC	2,869	12,906
Rio Tinto PLC	309	13,570
Rio Tinto PLC ADR	4,900	213,640
Rolls-Royce Group PLC *	6,417	53,561
Royal Dutch Shell PLC ‘B’	4,326	104,562
Royal Dutch Shell PLC ‘B’ ADR	9,700	468,316
RSA Insurance Group PLC	14,606	25,911
SABMiller PLC	3,241	90,879
Scottish & Southern Energy PLC	2,256	37,571
Serco Group PLC	1,638	14,305
Severn Trent PLC	220	4,038
Shire PLC ADR	925	56,777
Smith & Nephew PLC ADR	1,100	51,700
Smiths Group PLC	1,054	16,781
Standard Chartered PLC	7,770	189,203
Standard Life PLC	4,494	11,613
Tesco PLC	31,487	177,631
The Capita Group PLC	1,239	13,650
The Royal Bank of Scotland Group PLC *	41,292	25,148
The Royal Bank of Scotland Group PLC ADR *	2,400	29,040
The Sage Group PLC	4,410	15,173
Tomkins PLC ADR	2,800	37,324
Tullow Oil PLC	2,532	37,664
Unilever PLC ADR	5,375	143,674
United Utilities Group PLC	6,352	49,707
Vedanta Resources PLC	445	13,982
Vodafone Group PLC ADR	20,600	425,802
Whitbread PLC	614	12,822
WM Morrison Supermarkets PLC	5,937	23,460
Wolseley PLC *	541	10,739
WPP PLC ADR	1,583	74,100
Xstrata PLC	5,557	72,767

		6,749,929

Total Common Stocks
(Cost $36,954,579)		34,874,513

	Principal
	Amount

SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.000% due 07/01/10 (Dated 06/30/10, repurchase price of $747,487; collateralized by Freddie Mac: 0.000% due 07/01/10 and value $764,235)	$747,487	747,487

Total Short-Term Investment
(Cost $747,487)		747,487

TOTAL INVESTMENTS - 100.7%
(Cost $37,731,151)		35,648,832

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(250,613)

NET ASSETS - 100.0%		$35,398,219

Notes to Schedule of Investments

(a)	As of June 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.0%
Industrials	11.5%
Materials	11.5%
Consumer Discretionary	9.9%
Consumer Staples	9.4%
Energy	8.8%
Health Care	8.2%
Telecommunication Services	5.6%
Information Technology	5.5%
Utilities	5.2%
Short-Term Investment	2.1%

100.7%
Other Assets & Liabilities, Net	(0.7%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(b)	As of June 30, 2010, the portfolio was diversified by geographical region as a percentage of net assets as follows:

Japan	21.3%
United Kingdom	19.1%
Canada	10.1%
France	8.0%
Australia	6.9%
Germany	6.8%
Switzerland	6.7%
Spain	3.1%
Netherlands	2.8%
Sweden	2.4%
Italy	2.4%
United States	2.1%
Hong Kong	2.0%
Singapore	1.5%
Denmark	0.9%
Finland	0.8%
Belgium	0.8%
Norway	0.8%
Israel	0.6%
Bermuda	0.3%
Luxembourg	0.3%
Ireland	0.2%
Austria	0.2%
Papua New Guinea	0.2%
Portugal	0.2%
Greece	0.1%
New Zealand	0.1%

100.7%
Other Assets & Liabilities, Net	(0.7%)

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities (See Note 15 in Notes to Financial Statements) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Warrants (1)	$136	$136	$-	$-
	Rights (1)	3,206	3,206	-	-
	Preferred Stocks (1)	23,490	-	23,490	-
	Common Stocks
	Australia	2,435,723	630,584	1,805,139	-
	Austria	65,904	-	65,904	-
	Belgium	293,398	145,522	147,876	-
	Bermuda	124,833	-	124,833	-
	Canada	3,588,817	3,588,817	-	-
	Denmark	314,791	153,938	160,853	-
	Finland	299,114	113,285	185,829	-
	France	2,848,174	453,166	2,395,008	-
	Germany	2,356,370	759,681	1,596,689	-
	Greece	36,500	-	36,500	-
	Hong Kong	717,551	-	717,551	-
	Ireland	66,880	66,880	-	-
	Israel	201,415	181,965	19,450	-
	Italy	851,269	167,516	683,753	-
	Japan	7,526,867	1,831,213	5,695,654	-
	Luxembourg	108,129	74,928	33,201	-
	Netherlands	1,004,446	554,580	449,866	-
	New Zealand	19,075	8,372	10,703	-
	Norway	279,271	42,130	237,141	-
	Papua New Guinea	65,499	32,391	33,108	-
	Portugal	57,668	31,744	25,924	-
	Singapore	527,633	750	526,883	-
	Spain	1,082,287	765,963	316,324	-
	Sweden	861,483	83,752	777,731	-
	Switzerland	2,391,487	851,380	1,540,107	-
	United Kingdom	6,749,929	3,860,170	2,889,759	-

		34,874,513	14,398,727	20,475,786	-
	Short-Term Investment	747,487	-	747,487	-

	Total	$35,648,832	$14,402,069	$21,246,763	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page 76

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2010 (Unaudited)

Explanation of Symbols:

*	Non-income producing securities.
+	Securities were fair valued under procedures established by the Board. The fair values were determined by or under the direction of the Board, or a valuation committee approved under procedures established by the Board (See Note 2A in Notes to Financial Statements).
Δ	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager or adviser pursuant to the Fund’s policy and procedures (See Note 2G in Notes to Financial Statements).

Other Abbreviations:

ADR	American Depositary Receipt
CDI	CHESS Depository Interests (Receipts)
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
LI	London Stock Exchange
’NY’	New York Shares
NYSE	New York Stock Exchange
NZX	New Zealand Stock Exchange
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
TSE	Toronto Stock Exchange
XASE	NYSE Amex
XETR	Frankfurt Stock Exchange

Note:

The descriptions and Standard and Poor’s quality ratings of the companies shown in the schedules of investments were obtained from published reports or other sources believed to be reliable.

See Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies—not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers—not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.
Item 11. Controls and Procedures.
(a) The Chief Executive Officer, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no changes in Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30b-2(a)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund
By:	/s/ Mark W. Holmlund
Mark W. Holmlund
President

Date:	September 3, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 3, 2010

By:	/s/ Mark W. Holmlund
Mark W. Holmlund
President

Date:	September 3, 2010

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	September 3, 2010